UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2023
Vanguard Total International Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	130
Liquidity Risk Management	131

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,032.00	$0.65
ETF Shares	1,000.00	1,032.90	0.35
Admiral™ Shares	1,000.00	1,032.60	0.55
Institutional Shares	1,000.00	1,032.70	0.35
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.15	$0.65
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total International Bond Index Fund
Fund Allocation
As of April 30, 2023
Japan	15.2%
France	12.0
Germany	10.7
Italy	7.5
United Kingdom	6.7
Canada	6.6
Spain	5.5
Supranational	4.2
Australia	3.6
United States	3.1
Netherlands	2.9
South Korea	2.8
Belgium	2.2
Switzerland	1.5
Austria	1.4
Sweden	1.3
Indonesia	1.2
China	1.1
Other	10.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,262)	5.625%	6/7/32	GBP	716	970
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $902)	5.952%	10/22/37	GBP	570	733
Corporate Bonds (20.7%)
Australia (0.5%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	5,000	2,955
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,498
	Ampol Ltd.	4.000%	4/17/25	AUD	7,180	4,687
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,689
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,037
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	448	551
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,309	4,389
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	5,600	5,054
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	4,608	3,738
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	5,176	4,443
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	950	625
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	1,701	1,823
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	7,280	4,776
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,710	1,784
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	598
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,303
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	423
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	894
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,784
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,377
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,750	1,825
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	5,344
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	9,135	6,119
	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/34	AUD	7,532	5,113
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	5,182	5,494
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	5,085
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	6,948
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,594
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	3,196
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	200	217
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,930	1,262
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,412
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,491
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	989
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,269	3,280
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	4,021
	Commonwealth Bank of Australia	4.400%	8/18/27	AUD	10,000	6,652
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	4,871
	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	10,432	10,965
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	97
	Commonwealth Bank of Australia	4.946%	4/14/32	AUD	1,310	847
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	15,000	10,410
	Computershare US Inc.	3.147%	11/30/27	AUD	3,000	1,826
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,398
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,460	954
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	1,977
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	580	379
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,086
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,383
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	8,070	7,659
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	3,541
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	100	109
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	3,524	4,166
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	110
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	203
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	2,094	2,122
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,645
ING Bank Australia Ltd.	4.500%	5/26/29	AUD	3,000	1,951
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	559
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,597
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,550	1,664
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	882
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	10,394
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	4,236
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	964
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	1,861
National Australia Bank Ltd.	0.250%	5/20/24	EUR	5,087	5,407
National Australia Bank Ltd.	0.300%	10/31/25	CHF	5,045	5,343
National Australia Bank Ltd.	3.000%	9/4/26	GBP	400	473
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	6,097
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,723
National Australia Bank Ltd.	0.010%	1/6/29	EUR	20,000	18,245
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,098	2,870
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,347
National Australia Bank Ltd.	6.322%	8/3/32	AUD	5,000	3,401
National Australia Bank Ltd.	6.163%	3/9/33	AUD	5,640	3,818
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,715
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	2,004
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,291
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	2,640
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	300	374
Pacific National Finance Pty Ltd.	3.800%	9/8/31	AUD	5,000	2,583
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,280	7,225
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	411
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,619
Scentre Group Trust 1	2.250%	7/16/24	EUR	2,039	2,182
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	3,092
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,539	4,347
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	1,789
Stockland Trust	1.625%	4/27/26	EUR	4,785	4,802
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,000	659
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	400	256
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	5,910	6,074
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	583
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	1,263	1,230
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,543	2,364
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	7,991
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,545	1,659
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	883
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,539	4,705
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,202
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,540	1,012
University of Technology Sydney	3.750%	7/20/27	AUD	220	143
Vicinity Centres Trust	3.375%	4/7/26	GBP	590	701
Vicinity Centres Trust	1.125%	11/7/29	EUR	3,012	2,654
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	7,392
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,859
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,272	1,355
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,543	2,664
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	462
Westpac Banking Corp.	1.079%	4/5/27	EUR	6,921	6,959
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	99
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	5,637
Westpac Banking Corp.	5.300%	11/11/27	AUD	15,000	10,351
Westpac Banking Corp.	1.450%	7/17/28	EUR	418	414
Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	17,635
5

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	4,700
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,765
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	8,498
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	4,169
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,437
						389,636
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	23,300	23,087
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,700	5,112
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	15,000	15,014
	Borealis AG	1.750%	12/10/25	EUR	225	241
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,200	1,259
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,212
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,600	7,733
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	7,960
	Erste Group Bank AG	0.010%	9/11/29	EUR	9,500	8,568
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	1,952
	Erste Group Bank AG	0.875%	11/15/32	EUR	6,000	5,385
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	6,476
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	3,700	3,890
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,574
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	18,302
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,484
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	6,148	6,524
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	5,124	5,704
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	922	1,029
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,622
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,362	6,059
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	112	123
	OMV AG	0.750%	12/4/23	EUR	1,281	1,389
	OMV AG	1.000%	12/14/26	EUR	1,767	1,799
	OMV AG	3.500%	9/27/27	EUR	1,400	1,550
	OMV AG	1.875%	12/4/28	EUR	2,327	2,389
	OMV AG	2.375%	4/9/32	EUR	7,683	7,755
	OMV AG	2.875%	Perpetual	EUR	3,300	2,981
	OMV AG	6.250%	Perpetual	EUR	1,690	1,913
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	2,800	2,850
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	5,500	5,989
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	357
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,691
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	2,202
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	5,800	6,329
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	200	209
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,519
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	37,400	38,042
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,479
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	5,783
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	200	211
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,301
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GmbH	0.500%	9/17/25	EUR	2,500	2,569
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	300	314
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,879
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	758
						241,568
Belgium (0.3%)
	AG Insurance SA	3.500%	6/30/47	EUR	3,400	3,435
	Ageas SA NV	3.250%	7/2/49	EUR	5,100	4,796
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,571	3,059
	Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	968	1,281
	Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,306	2,538
	Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,745	7,094
	Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	108
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	8,911	9,092
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	10,762
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	5,087	5,345
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,734	12,208
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	451
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,558	10,175
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	3,687	3,843
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,778
	Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,541	3,227
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	3,495	3,394
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	9,928
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	789
	Argenta Spaarbank NV	1.000%	10/13/26	EUR	7,100	7,124
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,875	2,031
	Belfius Bank SA	1.750%	6/24/24	EUR	300	324
	Belfius Bank SA	1.000%	10/26/24	EUR	5,000	5,278
	Belfius Bank SA	0.750%	2/10/25	EUR	100	105
	Belfius Bank SA	0.375%	9/2/25	EUR	5,000	5,080
	Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,000
	Belfius Bank SA	3.125%	5/11/26	EUR	6,000	6,304
	Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,966
	Belfius Bank SA	0.125%	2/8/28	EUR	6,300	5,854
	Belgium ING SA	1.500%	5/19/29	EUR	5,800	5,808
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	300	310
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,944
	Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	4,700	5,034
	Cofinimmo SA	1.000%	1/24/28	EUR	1,800	1,613
	Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,185
	Elia Group SA NV	1.500%	9/5/28	EUR	1,200	1,177
	Elia Transmission Belgium SA	1.375%	5/27/24	EUR	100	108
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	9,300	9,710
	Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	220
	Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	325
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	9,200	8,508
	Ethias SA	5.000%	1/14/26	EUR	4,400	4,825
	Euroclear Bank SA	1.250%	9/30/24	GBP	124	147
	Euroclear Bank SA	0.125%	7/7/25	EUR	4,600	4,720
	Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	3,036
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	3,000	3,062
	FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,633
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	106
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	5,200	4,489
	FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	4,500	3,890
	FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	3,000	3,397
	Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	3,000	3,188
	Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	800	862
	ING Belgium SA	0.625%	5/30/25	EUR	6,700	6,965
	KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,572
	KBC Group NV	1.500%	3/29/26	EUR	4,600	4,824
	KBC Group NV	0.750%	1/21/28	EUR	21,400	20,756
	KBC Group NV	5.500%	9/20/28	GBP	3,000	3,731
	KBC Group NV	0.125%	1/14/29	EUR	15,100	13,852
	KBC Group NV	0.625%	12/7/31	EUR	1,000	943
	Solvay SA	2.750%	12/2/27	EUR	4,100	4,415
	VGP NV	1.625%	1/17/27	EUR	1,900	1,638
	VGP NV	1.500%	4/8/29	EUR	3,300	2,477
	VGP NV	2.250%	1/17/30	EUR	800	608
						272,447
Canada (1.7%)
	407 International Inc.	3.350%	5/16/24	CAD	1,100	800
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,377	967
	407 International Inc.	2.430%	5/4/27	CAD	1,096	765
	407 International Inc.	3.140%	3/6/30	CAD	2,791	1,961
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,529	1,000
	407 International Inc.	5.750%	2/14/36	CAD	1,017	817
	407 International Inc.	4.450%	11/15/41	CAD	2,550	1,850
	407 International Inc.	4.190%	4/25/42	CAD	2,805	1,976
	407 International Inc.	3.650%	9/8/44	CAD	5,102	3,309
	407 International Inc.	3.830%	5/11/46	CAD	5,102	3,365
	407 International Inc.	3.600%	5/21/47	CAD	3,507	2,235
	407 International Inc.	3.720%	5/11/48	CAD	26	17
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
407 International Inc.	3.670%	3/8/49	CAD	1,019	655
407 International Inc.	2.840%	3/7/50	CAD	2,092	1,144
55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	2,220
Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,441
Aeroports de Montreal	5.670%	10/16/37	CAD	946	779
Aeroports de Montreal	3.030%	4/21/50	CAD	1,962	1,120
Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,232
AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,537	1,819
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	685
AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	708
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	3,841
Alberta Powerline LP	4.065%	12/1/53	CAD	2,443	1,604
Alberta Powerline LP	4.065%	3/1/54	CAD	528	347
Alectra Inc.	2.488%	5/17/27	CAD	5,585	3,884
Alectra Inc.	1.751%	2/11/31	CAD	500	312
Alectra Inc.	3.958%	7/30/42	CAD	800	549
Alectra Inc.	3.458%	4/12/49	CAD	1,118	698
Alectra Inc.	5.225%	11/14/52	CAD	700	577
Algonquin Power Co.	4.090%	2/17/27	CAD	1,100	792
Algonquin Power Co.	4.600%	1/29/29	CAD	1,155	851
Algonquin Power Co.	2.850%	7/15/31	CAD	1,196	766
Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	2,209	1,594
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,484	2,517
Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	104
Allied Properties REIT	3.636%	4/21/25	CAD	2,550	1,810
Allied Properties REIT	1.726%	2/12/26	CAD	1,496	993
Allied Properties REIT	3.113%	4/8/27	CAD	2,550	1,710
Allied Properties REIT	3.394%	8/15/29	CAD	1,267	811
Allied Properties REIT	3.117%	2/21/30	CAD	1,465	907
Allied Properties REIT	3.095%	2/6/32	CAD	1,496	868
AltaGas Canada Inc.	3.150%	4/6/26	CAD	925	654
AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,062	769
AltaGas Ltd.	3.840%	1/15/25	CAD	2,676	1,945
AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,094
AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	992
AltaGas Ltd.	4.500%	8/15/44	CAD	1,074	687
AltaGas Ltd.	4.990%	10/4/47	CAD	863	588
AltaLink LP	3.399%	6/6/24	CAD	5,075	3,691
AltaLink LP	4.872%	11/15/40	CAD	2,604	2,010
AltaLink LP	4.462%	11/8/41	CAD	1,223	900
AltaLink LP	3.990%	6/30/42	CAD	1,491	1,031
AltaLink LP	4.922%	9/17/43	CAD	1,529	1,194
AltaLink LP	4.054%	11/21/44	CAD	911	634
AltaLink LP	4.090%	6/30/45	CAD	813	569
AltaLink LP	3.717%	12/3/46	CAD	1,648	1,085
AltaLink LP	4.446%	7/11/53	CAD	500	367
ARC Resources Ltd.	2.354%	3/10/26	CAD	1,300	896
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,432
Artis REIT	5.600%	4/29/25	CAD	700	501
Atco Ltd.	5.500%	11/1/78	CAD	520	370
Bank of Montreal	2.280%	7/29/24	CAD	8,713	6,223
Bank of Montreal	2.700%	9/11/24	CAD	7,124	5,120
Bank of Montreal	2.370%	2/3/25	CAD	6,123	4,335
Bank of Montreal	4.609%	9/10/25	CAD	2,550	1,889
Bank of Montreal	1.758%	3/10/26	CAD	3,485	2,383
Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,796
Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,530
Bank of Montreal	1.000%	9/9/26	GBP	2,800	3,072
Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,571
Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,463
Bank of Montreal	4.309%	6/1/27	CAD	7,533	5,520
Bank of Montreal	4.709%	12/7/27	CAD	6,500	4,836
Bank of Montreal	3.190%	3/1/28	CAD	8,939	6,323
Bank of Montreal	0.050%	6/8/29	EUR	14,781	13,382
Bank of Montreal	2.880%	9/17/29	CAD	950	678
Bank of Montreal	2.077%	6/17/30	CAD	4,184	2,896
Bank of Montreal	1.928%	7/22/31	CAD	4,513	3,006
8

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	6.534%	10/27/32	CAD	2,800	2,184
Bank of Nova Scotia	2.290%	6/28/24	CAD	7,492	5,378
Bank of Nova Scotia	2.490%	9/23/24	CAD	8,933	6,379
Bank of Nova Scotia	1.950%	1/10/25	CAD	4,464	3,142
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,612	3,958
Bank of Nova Scotia	0.010%	3/18/25	EUR	6,539	6,740
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	5,813
Bank of Nova Scotia	1.850%	11/2/26	CAD	9,206	6,221
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,348
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,087	4,948
Bank of Nova Scotia	2.950%	3/8/27	CAD	13,397	9,348
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,029	3,915
Bank of Nova Scotia	0.010%	12/15/27	EUR	28,903	27,343
Bank of Nova Scotia	3.250%	1/18/28	EUR	20,000	21,955
Bank of Nova Scotia	3.100%	2/2/28	CAD	7,109	5,010
Bank of Nova Scotia	2.836%	7/3/29	CAD	4,816	3,449
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,130	4,325
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,019	713
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,402
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,573	2,546
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,194
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	5,487	3,914
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,735	4,864
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,529	1,104
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,076
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	1,529	1,097
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,722
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	10,300	7,611
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	7,484	4,854
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	3,800	2,510
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,241
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,456
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,600
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,132	2,752
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,357	3,579
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,106	1,930
Bridging North America GP	4.341%	8/31/53	CAD	1,045	653
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,159	881
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,401
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,855	5,054
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,160	1,541
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	600	464
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	3,700	2,784
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,554
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,499	1,699
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,819	1,123
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,100	864
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	1,402	1,052
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	707
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,704	1,953
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,416
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	500	362
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	1,919
Brookfield Renewable Partners ULC	5.880%	11/9/32	CAD	1,100	870
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	1,300	982
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,269
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	479
Bruce Power LP	3.000%	6/21/24	CAD	1,013	732
Bruce Power LP	3.969%	6/23/26	CAD	2,550	1,854
Bruce Power LP	2.680%	12/21/28	CAD	1,200	809
Bruce Power LP	4.010%	6/21/29	CAD	1,403	1,011
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,441
Bruce Power LP	4.990%	12/21/32	CAD	900	677
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,568
Bruce Power LP	4.746%	6/21/49	CAD	2,005	1,401
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	4,416
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,567
9

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cameco Corp.	4.190%	6/24/24	CAD	1,396	1,017
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,109
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	9,726	10,353
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	4,314	3,078
Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	13,299	9,464
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	5,102	3,572
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	13,217	9,544
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	3,742	2,519
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,301	3,586
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	6,603	4,499
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	4,900	3,647
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	5,300	3,986
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	24,899
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,845	5,407
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	3,546	2,380
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,386
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	3,505	2,604
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,549	1,817
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	1,000
Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	3,248
Canadian National Railway Co.	3.600%	7/31/48	CAD	800	508
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	910
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,195	682
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	5,075	3,693
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,674
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,166	783
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,687
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,814
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	783
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	487
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	441	353
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	750
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	1,031
Canadian Western Bank	2.597%	9/6/24	CAD	2,029	1,443
Canadian Western Bank	2.606%	1/30/25	CAD	3,367	2,369
Canadian Western Bank	3.859%	4/21/25	CAD	2,200	1,580
Canadian Western Bank	1.926%	4/16/26	CAD	1,860	1,253
Canadian Western Bank	5.146%	9/2/27	CAD	1,500	1,111
Canadian Western Bank	1.818%	12/16/27	CAD	1,496	958
Capital City Link General Partnership	4.386%	3/31/46	CAD	324	225
Capital Power Corp.	4.284%	9/18/24	CAD	1,269	924
Capital Power Corp.	4.986%	1/23/26	CAD	854	628
Capital Power Corp.	4.424%	2/8/30	CAD	1,069	769
Capital Power Corp.	3.147%	10/1/32	CAD	1,224	773
CCL Industries Inc.	3.864%	4/13/28	CAD	825	584
Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,125	2,241
Cenovus Energy Inc.	3.500%	2/7/28	CAD	4,349	3,074
Central 1 Credit Union	4.648%	2/7/28	CAD	1,200	864
Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	986
CGI Inc.	2.100%	9/18/28	CAD	4,361	2,863
Chartwell Retirement Residences	4.211%	4/28/25	CAD	509	363
Choice Properties REIT	3.556%	9/9/24	CAD	2,046	1,478
Choice Properties REIT	3.546%	1/10/25	CAD	4,082	2,933
Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,431
Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,823
Choice Properties REIT	3.532%	6/11/29	CAD	3,623	2,486
Choice Properties REIT	2.981%	3/4/30	CAD	1,496	979
Choice Properties REIT	6.003%	6/24/32	CAD	900	705
Choice Properties REIT	5.400%	3/1/33	CAD	1,700	1,273
CI Financial Corp.	3.215%	7/22/24	CAD	1,488	1,067
CI Financial Corp.	3.759%	5/26/25	CAD	1,529	1,086
CI Financial Corp.	3.904%	9/27/27	CAD	839	574
Clover LP	4.216%	3/31/34	CAD	873	625
Clover LP	4.216%	6/30/34	CAD	838	605
Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,149
Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,000	751
Concordia University	6.550%	9/2/42	CAD	1,529	1,406
10

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	536
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	2,066	1,463
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,075
	Crombie REIT	3.917%	6/21/27	CAD	917	645
	Crombie REIT	2.686%	3/31/28	CAD	892	587
	Crombie REIT	3.211%	10/9/30	CAD	481	307
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,533	1,041
	CSS FSCC Partnership	6.915%	7/31/42	CAD	19	16
	CT REIT	3.527%	6/9/25	CAD	2,346	1,673
	CT REIT	3.469%	6/16/27	CAD	678	471
	CT REIT	3.029%	2/5/29	CAD	700	463
	CT REIT	2.371%	1/6/31	CAD	1,019	614
	CU Inc.	4.543%	10/24/41	CAD	1,019	748
	CU Inc.	3.805%	9/10/42	CAD	3,591	2,388
	CU Inc.	4.722%	9/9/43	CAD	3,529	2,651
	CU Inc.	4.085%	9/2/44	CAD	4,055	2,793
	CU Inc.	3.964%	7/27/45	CAD	1,529	1,033
	CU Inc.	3.763%	11/19/46	CAD	765	499
	CU Inc.	3.548%	11/22/47	CAD	1,267	795
	CU Inc.	3.950%	11/23/48	CAD	493	330
	CU Inc.	2.963%	9/7/49	CAD	2,296	1,286
	CU Inc.	3.174%	9/5/51	CAD	823	475
	CU Inc.	4.558%	11/7/53	CAD	300	220
	CU Inc.	4.211%	10/29/55	CAD	5,654	3,890
	CU Inc.	4.593%	10/24/61	CAD	330	241
	Dollarama Inc.	1.871%	7/8/26	CAD	1,496	1,020
	Dollarama Inc.	1.505%	9/20/27	CAD	1,019	666
	Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,442
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	994
	Dream Industrial REIT	1.662%	12/22/25	CAD	1,496	1,007
	Dream Industrial REIT	2.539%	12/7/26	CAD	900	605
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,366
	Dream Summit Industrial LP	2.150%	9/17/25	CAD	663	455
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	1,571	1,055
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	1,496	966
	Enbridge Gas Inc.	3.150%	8/22/24	CAD	3,288	2,376
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,652	1,188
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,047	741
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	710
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,749
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	3,000	1,929
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,611
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,332
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,153	1,493
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,292
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	994
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	574
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,474
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,529	854
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,172	1,366
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	1,068
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	1,074
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	877
	Enbridge Inc.	3.950%	11/19/24	CAD	1,521	1,107
	Enbridge Inc.	2.440%	6/2/25	CAD	1,496	1,056
	Enbridge Inc.	3.200%	6/8/27	CAD	7,547	5,306
	Enbridge Inc.	5.700%	11/9/27	CAD	2,100	1,622
	Enbridge Inc.	2.990%	10/3/29	CAD	3,666	2,471
	Enbridge Inc.	3.100%	9/21/33	CAD	4,490	2,821
	Enbridge Inc.	4.240%	8/27/42	CAD	2,322	1,469
	Enbridge Inc.	4.570%	3/11/44	CAD	3,107	2,044
	Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,465
	Enbridge Inc.	4.100%	9/21/51	CAD	1,497	894
	Enbridge Inc.	6.510%	11/9/52	CAD	2,800	2,384
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,669	1,917
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,272
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	2,369	1,669
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,359
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	508	337
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,883
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,548	1,572
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,314
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	1,014
Energir Inc.	2.100%	4/16/27	CAD	737	505
Energir Inc.	3.530%	5/16/47	CAD	1,085	682
Energir LP	3.040%	2/9/32	CAD	2,516	1,700
ENMAX Corp.	3.836%	6/5/28	CAD	946	665
ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,709
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	1,121
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,571	2,250
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	465	312
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	733
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	961	530
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	443
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,523
Equitable Bank	1.983%	5/9/24	CAD	1,400	991
Equitable Bank	1.939%	3/10/25	CAD	1,496	1,030
Equitable Bank	1.876%	11/26/25	CAD	1,019	684
Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,537
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	2,071	1,519
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,855
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,157	1,540
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	838
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,172	2,093
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	908	652
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	6,580	4,690
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	21,713	22,029
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	2,325	1,563
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	741
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	3,900	2,864
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	2,805	1,973
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,506	2,347
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	3,900	2,862
First Capital REIT	4.790%	8/30/24	CAD	2,529	1,839
First Capital REIT	4.323%	7/31/25	CAD	5,102	3,653
First Capital REIT	3.753%	7/12/27	CAD	1,553	1,059
First National Financial Corp.	2.961%	11/17/25	CAD	509	348
Fortis Inc.	2.180%	5/15/28	CAD	3,068	2,053
Fortis Inc.	4.431%	5/31/29	CAD	3,100	2,296
FortisAlberta Inc.	6.220%	10/31/34	CAD	52	44
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,369
FortisAlberta Inc.	3.734%	9/18/48	CAD	100	65
FortisAlberta Inc.	2.632%	6/8/51	CAD	748	386
FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,433
FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	4,347
FortisBC Inc.	4.000%	10/28/44	CAD	1,071	701
Gibson Energy Inc.	2.450%	7/14/25	CAD	917	642
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	904
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,892	1,301
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,341
Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,496	964
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,241
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,156	2,085
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,609	3,201
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	976	628
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,889	2,295
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,581	1,282
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,893
Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,100	648
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	404
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	4,864	3,166
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	869
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,683
H&R REIT	4.071%	6/16/25	CAD	1,100	786
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
H&R REIT	2.906%	6/2/26	CAD	2,550	1,742
H&R REIT	2.633%	2/19/27	CAD	148	99
Halifax International Airport Authority	5.503%	7/19/41	CAD	152	119
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	1,484	1,067
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,189	1,579
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,885	1,278
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	1,007
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,328	1,513
Hospital for Sick Children	5.217%	12/16/49	CAD	550	459
Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	825
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,864	2,198
HSBC Bank Canada	3.403%	3/24/25	CAD	4,092	2,948
HSBC Bank Canada	1.782%	5/20/26	CAD	5,791	3,944
HSBC Bank Canada	0.010%	9/14/26	EUR	18,700	18,427
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,501
Hydro One Inc.	2.970%	6/26/25	CAD	183	131
Hydro One Inc.	2.770%	2/24/26	CAD	5,000	3,568
Hydro One Inc.	4.910%	1/27/28	CAD	2,200	1,684
Hydro One Inc.	3.020%	4/5/29	CAD	1,939	1,364
Hydro One Inc.	7.350%	6/3/30	CAD	1,019	890
Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,876
Hydro One Inc.	2.230%	9/17/31	CAD	3,246	2,089
Hydro One Inc.	6.930%	6/1/32	CAD	578	507
Hydro One Inc.	5.360%	5/20/36	CAD	509	407
Hydro One Inc.	4.890%	3/13/37	CAD	2,550	1,955
Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,482
Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,896
Hydro One Inc.	4.590%	10/9/43	CAD	2,805	2,091
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	1,104
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	802
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	1,135
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,995
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	919
Hydro One Inc.	3.640%	4/5/50	CAD	498	319
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,252
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	697
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	645
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	3,851
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,071	707
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,350
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,674	1,158
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	1,700	1,281
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,171
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,056
IGM Financial Inc.	3.440%	1/26/27	CAD	1,986	1,401
IGM Financial Inc.	4.560%	1/25/47	CAD	459	317
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	1,996
IGM Financial Inc.	4.174%	7/13/48	CAD	500	324
IGM Financial Inc.	4.206%	3/21/50	CAD	713	463
Independent Order of Foresters	2.885%	10/15/35	CAD	483	299
InPower BC General Partnership	4.471%	3/31/33	CAD	2,090	1,501
Intact Financial Corp.	1.207%	5/21/24	CAD	1,041	738
Intact Financial Corp.	3.770%	3/2/26	CAD	1,211	876
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	822
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,198
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,338
Intact Financial Corp.	6.400%	11/23/39	CAD	70	60
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,164
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	674
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	67	54
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	844	602
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,178
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	2,696	1,943
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	1,700	1,293
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,818	1,885
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,565
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	1,700	1,336
13

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	1,116
	Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	553
	Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	1,488	1,056
	Keyera Corp.	3.934%	6/21/28	CAD	1,123	800
	Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,133
	Keyera Corp.	5.022%	3/28/32	CAD	1,488	1,094
	Kingston Solar LP	3.571%	7/31/35	CAD	21	14
	Laurentian Bank of Canada	1.950%	3/17/25	CAD	3,800	2,636
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,782	2,816
	Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,833	1,829
	Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	458
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	999
	Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,562
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	946	688
	Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	960
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,945
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	420	328
	Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	633
	Magna International Inc.	4.950%	1/31/31	CAD	1,200	912
	Manulife Bank of Canada	2.378%	11/19/24	CAD	1,471	1,045
	Manulife Bank of Canada	1.504%	6/25/25	CAD	1,900	1,310
	Manulife Bank of Canada	1.337%	2/26/26	CAD	2,471	1,667
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	1,001
	Manulife Bank of Canada	2.864%	2/16/27	CAD	2,418	1,677
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,383
	Manulife Financial Corp.	3.049%	8/20/29	CAD	2,550	1,829
	Manulife Financial Corp.	2.237%	5/12/30	CAD	6,853	4,788
	Manulife Financial Corp.	5.409%	3/10/33	CAD	1,600	1,205
	Manulife Financial Corp.	2.818%	5/13/35	CAD	5,204	3,352
	McGill University	6.150%	9/22/42	CAD	44	39
	McGill University	3.975%	1/29/56	CAD	217	146
	McGill University Health Centre	5.360%	12/31/43	CAD	288	237
	Metro Inc.	3.390%	12/6/27	CAD	5,414	3,846
	Metro Inc.	5.970%	10/15/35	CAD	2,575	2,073
	Metro Inc.	4.270%	12/4/47	CAD	1,334	887
	Metro Inc.	3.413%	2/28/50	CAD	1,224	698
	Mountain View Partners GP	3.974%	3/31/51	CAD	85	54
	National Bank of Canada	2.545%	7/12/24	CAD	4,669	3,348
	National Bank of Canada	2.580%	2/3/25	CAD	3,418	2,428
	National Bank of Canada	0.750%	3/13/25	EUR	4,539	4,751
	National Bank of Canada	5.296%	11/3/25	CAD	2,000	1,498
	National Bank of Canada	1.534%	6/15/26	CAD	2,971	2,004
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,303
	National Bank of Canada	5.426%	8/16/32	CAD	2,600	1,936
	NAV Canada	2.063%	5/29/30	CAD	2,994	1,961
	NAV Canada	3.534%	2/23/46	CAD	509	329
	NAV Canada	3.293%	3/30/48	CAD	3,572	2,189
	NAV Canada	2.924%	9/29/51	CAD	577	327
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,379	2,956
	North Battleford Power LP	4.958%	12/31/32	CAD	1,643	1,218
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	946	684
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	2,618	1,869
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,427
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,700
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,524	1,860
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,201	2,756
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	1,995
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,593	1,733
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,529	1,124
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,144	798
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,224
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,657
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,244	1,380
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	735	487
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,719	1,140
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	471
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	763
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,832	1,871
Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	299	197
Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,000	753
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,053	821
Nova Scotia Power Inc.	4.150%	3/6/42	CAD	900	591
Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,052	721
Nova Scotia Power Inc.	3.612%	5/1/45	CAD	600	359
Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,401	817
Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	522
OMERS Realty Corp.	3.328%	11/12/24	CAD	854	616
OMERS Realty Corp.	3.331%	6/5/25	CAD	1,627	1,171
OMERS Realty Corp.	3.244%	10/4/27	CAD	2,188	1,540
OMERS Realty Corp.	5.381%	11/14/28	CAD	3,400	2,636
OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,612
Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,200	807
Ontario Power Generation Inc.	3.315%	10/4/27	CAD	3,195	2,276
Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,816
Ontario Power Generation Inc.	3.215%	4/8/30	CAD	3,061	2,122
Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,061	1,962
Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	548
Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	569
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	780
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	844	551
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,771
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,525	1,107
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,046	750
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	1,529	1,065
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,776	2,560
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,600	1,732
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,525	1,015
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	1,730	1,158
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	1,134
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,314	1,522
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,814
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	982
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	1,994	1,248
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,116	826
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,301	2,748
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	1,018
Power Financial Corp.	6.900%	3/11/33	CAD	639	544
Primaris REIT	4.727%	3/30/27	CAD	900	639
Reliance LP	3.750%	3/15/26	CAD	949	677
Reliance LP	2.680%	12/1/27	CAD	1,543	1,030
Reliance LP	2.670%	8/1/28	CAD	1,496	984
RioCan REIT	2.576%	2/12/25	CAD	2,193	1,538
RioCan REIT	1.974%	6/15/26	CAD	1,529	1,023
RioCan REIT	2.361%	3/10/27	CAD	917	606
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,568
RioCan REIT	4.628%	5/1/29	CAD	500	353
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,139	1,527
Rogers Communications Inc.	3.650%	3/31/27	CAD	4,783	3,408
Rogers Communications Inc.	4.400%	11/2/28	CAD	1,066	773
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,162	2,214
Rogers Communications Inc.	3.250%	5/1/29	CAD	4,024	2,740
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,200	1,484
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,637	1,698
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,262	2,967
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,275
Rogers Communications Inc.	6.750%	11/9/39	CAD	4,661	3,839
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,448
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,346
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,786	1,073
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,619
Royal Bank of Canada	2.352%	7/2/24	CAD	7,004	5,016
Royal Bank of Canada	0.125%	7/23/24	EUR	1,545	1,631
Royal Bank of Canada	2.609%	11/1/24	CAD	7,727	5,516
Royal Bank of Canada	1.375%	12/9/24	GBP	1,445	1,708
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	1.936%	5/1/25	CAD	6,276	4,391
Royal Bank of Canada	4.930%	7/16/25	CAD	2,900	2,164
Royal Bank of Canada	3.369%	9/29/25	CAD	13,950	10,001
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	3,043
Royal Bank of Canada	0.050%	6/19/26	EUR	8,728	8,670
Royal Bank of Canada	5.235%	11/2/26	CAD	6,400	4,836
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	7,433
Royal Bank of Canada	2.328%	1/28/27	CAD	9,062	6,188
Royal Bank of Canada	0.125%	4/26/27	EUR	15,000	14,567
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	5,924
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	6,377
Royal Bank of Canada	4.642%	1/17/28	CAD	11,000	8,180
Royal Bank of Canada	1.833%	7/31/28	CAD	4,658	3,032
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	9,496
Royal Bank of Canada	2.740%	7/25/29	CAD	5,102	3,644
Royal Bank of Canada	2.880%	12/23/29	CAD	4,918	3,488
Royal Bank of Canada	2.088%	6/30/30	CAD	3,572	2,471
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	2,946
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,626
Royal Bank of Canada	1.670%	1/28/33	CAD	3,367	2,132
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	631
Saputo Inc.	2.876%	11/19/24	CAD	1,942	1,391
Saputo Inc.	3.603%	8/14/25	CAD	3,627	2,612
Saputo Inc.	1.415%	6/19/26	CAD	1,019	684
Saputo Inc.	2.242%	6/16/27	CAD	1,990	1,346
Saputo Inc.	2.297%	6/22/28	CAD	600	398
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,505
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,282	1,658
Simon Fraser University	5.613%	6/10/43	CAD	130	109
SmartCentres REIT	3.444%	8/28/26	CAD	318	222
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,775
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	835
SmartCentres REIT	3.526%	12/20/29	CAD	3,316	2,185
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	663
SSL Finance Inc.	4.099%	10/31/45	CAD	1,459	997
Stantec Inc.	2.048%	10/8/27	CAD	1,100	727
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,245	1,597
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,359
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,805	1,905
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,674
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,426
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,023	3,047
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,838
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,000	1,498
Suncor Energy Inc.	4.340%	9/13/46	CAD	741	471
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,952	1,142
TELUS Corp.	3.750%	1/17/25	CAD	2,274	1,650
TELUS Corp.	3.750%	3/10/26	CAD	3,518	2,539
TELUS Corp.	2.350%	1/27/28	CAD	3,061	2,058
TELUS Corp.	3.625%	3/1/28	CAD	4,899	3,484
TELUS Corp.	3.300%	5/2/29	CAD	3,863	2,678
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,667
TELUS Corp.	2.050%	10/7/30	CAD	1,496	928
TELUS Corp.	2.850%	11/13/31	CAD	1,600	1,028
TELUS Corp.	5.250%	11/15/32	CAD	4,000	3,053
TELUS Corp.	4.400%	4/1/43	CAD	1,490	974
TELUS Corp.	4.850%	4/5/44	CAD	4,720	3,271
TELUS Corp.	4.750%	1/17/45	CAD	1,403	958
TELUS Corp.	4.400%	1/29/46	CAD	1,909	1,237
TELUS Corp.	4.700%	3/6/48	CAD	2,307	1,558
TELUS Corp.	3.950%	2/16/50	CAD	3,260	1,933
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,237
TELUS Corp.	5.650%	9/13/52	CAD	2,400	1,860
Teranet Holdings LP	3.544%	6/11/25	CAD	3,999	2,853
Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,258
Teranet Holdings LP	6.100%	6/17/41	CAD	298	225
Thomson Reuters Corp.	2.239%	5/14/25	CAD	8,628	6,074
16

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	THP Partnership	4.394%	10/31/46	CAD	100	71
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	808
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	1,969
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	2,064
	Toronto Hydro Corp.	5.540%	5/21/40	CAD	148	123
	Toronto Hydro Corp.	3.550%	7/28/45	CAD	846	546
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,648
	Toronto Hydro Corp.	2.990%	12/10/49	CAD	340	195
	Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	539
	Toronto Hydro Corp.	4.950%	10/13/52	CAD	900	719
	Toronto-Dominion Bank	2.050%	7/10/24	AUD	1,370	880
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	6,377	4,623
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	7,872	5,603
	Toronto-Dominion Bank	1.943%	3/13/25	CAD	3,980	2,794
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	7,182	7,454
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	11,731	8,279
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,307	3,590
	Toronto-Dominion Bank	4.344%	1/27/26	CAD	3,800	2,788
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,580	3,811
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	3,589
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	5,800	6,653
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,715
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	9,829
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,155
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,000	5,347
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	1,500	1,108
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	12,143	8,032
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	3,999	2,603
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	10,000	7,472
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	5,370	3,859
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,600	21,661
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	8,456	5,998
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,140	2,295
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,500	3,784
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,030
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,500	991
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	1,408	995
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	5,016	3,576
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,542	1,796
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,200	1,560
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	955
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	2,578	1,848
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	7,230	5,221
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,188
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,798
	TransCanada PipeLines Ltd.	5.650%	6/20/29	CAD	400	303
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,425	2,306
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,401	2,202
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	3,995	3,038
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	66	62
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,571	2,360
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,059	1,931
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	2,996	1,878
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,896	2,377
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,585	2,237
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,300	1,025
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	202
	University of Ottawa	6.280%	4/15/43	CAD	500	450
	University of Ottawa	2.635%	2/13/60	CAD	1,869	913
	University of Toronto	5.841%	12/15/43	CAD	96	83
	University of Toronto	4.251%	12/7/51	CAD	1,275	908
	University of Western Ontario	4.798%	5/24/47	CAD	137	106
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	6,244
	Vancouver Airport Authority	3.857%	11/10/45	CAD	279	189
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	603
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	674
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,400	2,456
17

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	862	622
	Westcoast Energy Inc.	6.750%	12/15/27	CAD	700	551
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	778
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,216
	York University	6.480%	3/7/42	CAD	879	804
						1,458,465
China (0.0%)
	Bank of China Ltd.	0.000%	4/28/24	EUR	2,400	2,539
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	269	283
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	1,761	1,830
	Prosus NV	1.539%	8/3/28	EUR	704	635
[3]	Prosus NV	1.288%	7/13/29	EUR	2,616	2,208
	Prosus NV	2.031%	8/3/32	EUR	4,985	3,922
[3]	Prosus NV	1.985%	7/13/33	EUR	2,214	1,688
	Prosus NV	2.778%	1/19/34	EUR	3,900	3,177
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,128	1,166
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,541	3,696
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	14,145	14,162
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,485	3,315
						38,621
Czech Republic (0.0%)
	CEZ A/S	4.875%	4/16/25	EUR	6,409	7,154
	CEZ A/S	3.000%	6/5/28	EUR	6,359	6,535
	CPI Property Group SA	2.750%	5/12/26	EUR	1,200	1,072
	CPI Property Group SA	1.625%	4/23/27	EUR	3,906	3,085
	CPI Property Group SA	2.750%	1/22/28	GBP	3,007	2,582
	CPI Property Group SA	1.750%	1/14/30	EUR	3,000	1,962
	CPI Property Group SA	1.500%	1/27/31	EUR	3,419	2,003
	EP Infrastructure A/S	1.698%	7/30/26	EUR	414	392
	EP Infrastructure A/S	2.045%	10/9/28	EUR	2,187	1,899
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	1,608
						28,292
Denmark (0.4%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,275	15,947
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	2,214	1,896
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	8,728	9,503
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	5,322
	Clearstream Banking AG	0.000%	12/1/25	EUR	8,100	8,164
	Danfoss Finance I BV	0.125%	4/28/26	EUR	4,831	4,786
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,853
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,765	1,872
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	8,727
	Danske Bank A/S	0.625%	5/26/25	EUR	2,214	2,285
	Danske Bank A/S	0.500%	8/27/25	EUR	6,600	6,900
	Danske Bank A/S	0.750%	11/22/27	EUR	7,631	7,547
	Danske Bank A/S	2.250%	1/14/28	GBP	6,285	6,836
	Danske Bank A/S	0.750%	6/9/29	EUR	10,224	9,361
	Danske Bank A/S	1.375%	2/12/30	EUR	4,364	4,446
	Danske Bank A/S	1.500%	9/2/30	EUR	9,000	9,003
	Danske Bank A/S	4.125%	1/10/31	EUR	13,000	14,340
	DSV Panalpina Finance BV	0.875%	9/17/36	EUR	3,724	2,796
	Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	3,842
	ISS Global A/S	2.125%	12/2/24	EUR	300	322
	ISS Global A/S	0.875%	6/18/26	EUR	100	100
	ISS Global A/S	1.500%	8/31/27	EUR	10,329	10,339
	Jyske Bank A/S	2.250%	4/5/29	EUR	5,690	6,083
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,541	3,675
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	11,401
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	25,434
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	162	24
	Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,145	7,587
	Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	2,850
	Nykredit Realkredit A/S	2.000%	1/1/25	DKK	172,863	24,930
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	5,053	5,167
	Nykredit Realkredit A/S	2.000%	1/1/26	DKK	139,500	19,889
	Nykredit Realkredit A/S	1.000%	7/1/26	DKK	119,419	16,407
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	20,347
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	11,996	11,044
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	17,637	2,171
Orsted A/S	3.625%	3/1/26	EUR	2,500	2,768
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,208
Orsted A/S	1.500%	11/26/29	EUR	14,971	14,548
Orsted A/S	3.250%	9/13/31	EUR	2,900	3,092
Orsted A/S	4.875%	1/12/32	GBP	6,761	8,347
Orsted A/S	2.500%	5/16/33	GBP	650	649
Orsted A/S	5.125%	9/13/34	GBP	3,500	4,339
Orsted A/S	5.750%	4/9/40	GBP	2,298	2,992
Orsted A/S	2.250%	11/24/17	EUR	2,000	2,088
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,868
Orsted A/S	2.500%	2/18/21	GBP	1,400	1,209
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,731
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,900	1,711
					344,746
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	9,564	9,272
Finland (0.2%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,078
Citycon Treasury BV	1.250%	9/8/26	EUR	600	520
Elenia Verkko OYJ	0.375%	2/6/27	EUR	5,087	4,916
Fortum OYJ	1.625%	2/27/26	EUR	600	623
Fortum OYJ	2.125%	2/27/29	EUR	900	904
Kojamo OYJ	1.875%	5/27/27	EUR	2,609	2,398
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	2,694
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,195
Nordea Bank Abp	1.125%	2/12/25	EUR	100	105
Nordea Bank Abp	0.550%	6/23/25	CHF	6,525	7,060
Nordea Bank Abp	1.125%	2/16/27	EUR	1,300	1,295
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	4,968
Nordea Bank Abp	0.500%	11/2/28	EUR	7,938	7,287
Nordea Bank Abp	2.500%	5/23/29	EUR	4,600	4,643
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	6,964
Nordea Bank Abp	1.625%	12/9/32	GBP	1,509	1,536
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,189	12,323
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	11,819
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	16,392
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,700	4,446
OP Corporate Bank plc	0.375%	6/19/24	EUR	4,090	4,327
OP Corporate Bank plc	0.125%	7/1/24	EUR	7,448	7,871
OP Corporate Bank plc	1.000%	5/22/25	EUR	5,087	5,314
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,682	1,726
OP Corporate Bank plc	0.600%	1/18/27	EUR	11,271	10,878
OP Corporate Bank plc	0.100%	11/16/27	EUR	5,359	5,037
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,818	13,031
OP Mortgage Bank	1.000%	11/28/24	EUR	3,541	3,753
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	5,008
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	4,869
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	13,396
Sampo OYJ	3.375%	5/23/49	EUR	9,464	9,310
Sampo OYJ	2.500%	9/3/52	EUR	8,627	7,414
SATO OYJ	1.375%	2/24/28	EUR	2,100	1,744
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,384
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,395
					198,623
France (3.4%)
Aeroports de Paris	3.125%	6/11/24	EUR	2,500	2,748
Aeroports de Paris	1.500%	4/7/25	EUR	2,000	2,127
Aeroports de Paris	2.125%	10/2/26	EUR	6,100	6,458
Aeroports de Paris	1.000%	1/5/29	EUR	2,600	2,488
Aeroports de Paris	2.750%	4/2/30	EUR	5,700	5,933
Aeroports de Paris	1.500%	7/2/32	EUR	3,400	3,096
Aeroports de Paris	1.125%	6/18/34	EUR	1,500	1,240
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroports de Paris	2.125%	10/11/38	EUR	3,700	3,195
Air Liquide Finance SA	1.000%	4/2/25	EUR	5,000	5,281
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,982
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	102
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	504
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	7,176
Air Liquide SA	2.375%	9/6/23	EUR	1,100	1,207
Airbus Finance BV	2.125%	10/29/29	EUR	353	362
Airbus Finance BV	1.375%	5/13/31	EUR	7,504	7,048
Airbus SE	1.625%	4/7/25	EUR	704	749
Airbus SE	1.375%	6/9/26	EUR	6,706	6,966
Airbus SE	1.625%	6/9/30	EUR	4,200	4,103
Airbus SE	2.375%	4/7/32	EUR	7,014	7,039
Airbus SE	2.375%	6/9/40	EUR	4,513	3,915
ALD SA	1.250%	3/2/26	EUR	2,500	2,542
ALD SA	4.250%	1/18/27	EUR	2,000	2,189
ALD SA	4.000%	7/5/27	EUR	4,600	5,021
Alstom SA	0.250%	10/14/26	EUR	6,900	6,872
Alstom SA	0.000%	1/11/29	EUR	3,900	3,515
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,155
APRR SA	1.875%	1/15/25	EUR	1,100	1,180
APRR SA	1.125%	1/9/26	EUR	5,400	5,612
APRR SA	1.250%	1/6/27	EUR	5,400	5,534
APRR SA	1.250%	1/14/27	EUR	7,700	7,887
APRR SA	1.250%	1/18/28	EUR	700	702
APRR SA	1.500%	1/25/30	EUR	400	392
APRR SA	1.875%	1/6/31	EUR	100	100
APRR SA	1.625%	1/13/32	EUR	4,700	4,460
APRR SA	1.500%	1/17/33	EUR	200	185
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	75	74
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,677
Arkema SA	1.500%	1/20/25	EUR	200	213
Arkema SA	1.500%	4/20/27	EUR	8,900	9,157
Arkema SA	1.500%	Perpetual	EUR	1,100	1,050
Arkema SA	2.750%	Perpetual	EUR	1,500	1,582
Arval Service Lease SA	4.125%	4/13/26	EUR	2,500	2,733
Arval Service Lease SA	4.000%	9/22/26	EUR	7,500	8,164
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,400	1,538
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	800	825
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,400	5,541
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	300	307
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	6,035
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,860
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,785
AXA Bank Europe SCF	0.500%	4/18/25	EUR	14,300	14,865
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,900	7,317
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,497
AXA SA	3.750%	10/12/30	EUR	2,000	2,232
AXA SA	1.375%	10/7/41	EUR	3,724	3,106
AXA SA	1.875%	7/10/42	EUR	9,900	8,179
AXA SA	3.375%	7/6/47	EUR	10,943	11,311
AXA SA	3.250%	5/28/49	EUR	9,504	9,453
AXA SA	3.875%	Perpetual	EUR	8,424	8,930
AXA SA	3.941%	Perpetual	EUR	5,659	6,067
AXA SA	5.453%	Perpetual	GBP	3,074	3,818
AXA SA	6.686%	Perpetual	GBP	2,287	2,917
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	9,629	10,459
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	800,000	5,861
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	730
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,300	5,095
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	22,900	24,127
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	24,600	25,275
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	2,600	2,672
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,686
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	400	415
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,800	3,489
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,400	16,089
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	19,000	18,670
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	8,626
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,284
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	111
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,845
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	600	615
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,484
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,223
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	900	938
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,414
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	16,800	15,621
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	15,600	14,058
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	2,985
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	21,300	19,362
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,687
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	879
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	9,917
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,500	10,508
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,718
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	6,000	6,504
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	2,000	2,162
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,200	1,273
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,561	2,712
BNP Paribas SA	2.375%	5/20/24	EUR	4,355	4,744
BNP Paribas SA	1.000%	6/27/24	EUR	2,543	2,715
BNP Paribas SA	2.375%	2/17/25	EUR	7,543	8,040
BNP Paribas SA	1.250%	3/19/25	EUR	5,087	5,352
BNP Paribas SA	0.500%	7/15/25	EUR	9,400	9,918
BNP Paribas SA	1.500%	11/17/25	EUR	10,449	11,011
BNP Paribas SA	3.375%	1/23/26	GBP	1,381	1,648
BNP Paribas SA	1.125%	6/11/26	EUR	9,303	9,489
BNP Paribas SA	2.875%	10/1/26	EUR	2,434	2,564
BNP Paribas SA	2.125%	1/23/27	EUR	14,800	15,432
BNP Paribas SA	0.250%	4/13/27	EUR	12,000	11,761
BNP Paribas SA	0.375%	10/14/27	EUR	9,300	9,043
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,220
BNP Paribas SA	0.500%	2/19/28	EUR	13,800	13,224
BNP Paribas SA	0.500%	5/30/28	EUR	14,000	13,353
BNP Paribas SA	2.750%	7/25/28	EUR	10,000	10,354
BNP Paribas SA	0.500%	9/1/28	EUR	4,400	4,123
BNP Paribas SA	2.875%	2/24/29	GBP	5,000	5,442
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,740
BNP Paribas SA	1.375%	5/28/29	EUR	12,100	11,316
BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,360
BNP Paribas SA	0.500%	1/19/30	EUR	7,600	6,749
BNP Paribas SA	0.875%	7/11/30	EUR	4,600	4,119
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,129
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,484
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,269
BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,403
BNP Paribas SA	1.250%	7/13/31	GBP	3,000	2,723
BNP Paribas SA	2.500%	3/31/32	EUR	1,000	982
BNP Paribas SA	2.100%	4/7/32	EUR	4,000	3,748
BNP Paribas SA	0.875%	8/31/33	EUR	2,000	1,736
BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,596
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,892
Bouygues SA	1.375%	6/7/27	EUR	7,500	7,708
Bouygues SA	1.125%	7/24/28	EUR	2,500	2,498
Bouygues SA	2.250%	6/29/29	EUR	5,600	5,745
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,840
Bouygues SA	3.250%	6/30/37	EUR	4,500	4,530
Bouygues SA	5.375%	6/30/42	EUR	1,800	2,192
BPCE SA	1.000%	7/15/24	EUR	4,300	4,587
BPCE SA	3.000%	7/19/24	EUR	4,300	4,686
BPCE SA	0.625%	9/26/24	EUR	12,500	13,155
BPCE SA	1.000%	4/1/25	EUR	7,600	7,926
BPCE SA	0.625%	4/28/25	EUR	6,700	6,939
21

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	0.250%	1/15/26	EUR	5,400	5,419
	BPCE SA	1.375%	12/23/26	GBP	3,500	3,835
	BPCE SA	0.010%	1/14/27	EUR	2,300	2,203
	BPCE SA	0.500%	2/24/27	EUR	4,600	4,440
	BPCE SA	1.750%	4/26/27	EUR	10,000	10,193
	BPCE SA	0.500%	9/15/27	EUR	5,000	4,850
	BPCE SA	0.500%	1/14/28	EUR	6,500	6,226
	BPCE SA	1.625%	1/31/28	EUR	3,700	3,630
	BPCE SA	4.500%	4/26/28	AUD	4,500	2,745
	BPCE SA	5.250%	4/16/29	GBP	1,500	1,763
	BPCE SA	0.625%	1/15/30	EUR	7,100	6,312
	BPCE SA	0.250%	1/14/31	EUR	19,900	16,539
	BPCE SA	0.750%	3/3/31	EUR	4,000	3,401
	BPCE SA	1.100%	12/16/31	JPY	500,000	3,586
	BPCE SA	1.000%	1/14/32	EUR	7,500	6,403
	BPCE SA	2.250%	3/2/32	EUR	4,500	4,396
	BPCE SA	4.500%	1/13/33	EUR	5,000	5,531
	BPCE SA	1.750%	2/2/34	EUR	2,500	2,233
	BPCE SA	5.125%	1/25/35	EUR	2,000	2,135
	BPCE SFH SA	1.750%	6/27/24	EUR	10,200	11,009
	BPCE SFH SA	1.000%	2/24/25	EUR	6,800	7,170
	BPCE SFH SA	0.398%	4/24/25	EUR	10,200	10,587
	BPCE SFH SA	0.750%	9/2/25	EUR	5,000	5,185
	BPCE SFH SA	0.010%	11/8/26	EUR	15,000	14,778
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,463
	BPCE SFH SA	0.010%	11/10/27	EUR	26,100	24,897
	BPCE SFH SA	0.875%	4/13/28	EUR	6,000	5,902
	BPCE SFH SA	0.750%	2/23/29	EUR	23,000	22,049
	BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,129
	BPCE SFH SA	1.125%	4/12/30	EUR	13,800	13,232
	BPCE SFH SA	0.125%	12/3/30	EUR	20,500	17,931
	BPCE SFH SA	0.625%	5/29/31	EUR	8,900	7,996
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	5,200
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	573	620
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,746
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	9,646
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	4,347
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,200	3,266
	Capgemini SE	1.000%	10/18/24	EUR	100	106
	Capgemini SE	0.625%	6/23/25	EUR	2,000	2,074
	Capgemini SE	1.750%	4/18/28	EUR	7,800	7,888
	Capgemini SE	1.125%	6/23/30	EUR	3,000	2,789
	Capgemini SE	2.375%	4/15/32	EUR	5,700	5,624
	Carmila SA	2.125%	3/7/28	EUR	1,900	1,854
	Carmila SA	1.625%	4/1/29	EUR	900	827
	Carrefour SA	0.875%	6/12/23	EUR	100	110
	Carrefour SA	0.750%	4/26/24	EUR	4,593	4,929
	Carrefour SA	1.250%	6/3/25	EUR	8,236	8,650
	Carrefour SA	1.750%	5/4/26	EUR	500	523
	Carrefour SA	2.625%	12/15/27	EUR	5,000	5,309
	Carrefour SA	2.375%	10/30/29	EUR	4,800	4,877
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	7,300	7,913
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	5,000	5,289
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	900	944
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,400	3,576
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,964	14,494
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	52
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,000	1,021
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,788
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,204	1,539
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	29,584
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	4,768
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	5,512
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	9,300
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	9,184
	Cie de Financement Foncier SA	0.010%	4/16/29	EUR	14,800	13,542
	Cie de Financement Foncier SA	0.010%	10/29/35	EUR	19,000	13,934
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,566
Cie de Saint-Gobain	1.000%	3/17/25	EUR	500	528
Cie de Saint-Gobain	1.375%	6/14/27	EUR	3,000	3,066
Cie de Saint-Gobain	2.375%	10/4/27	EUR	2,200	2,327
Cie de Saint-Gobain	1.875%	9/21/28	EUR	6,200	6,320
Cie de Saint-Gobain	1.875%	3/15/31	EUR	2,800	2,703
Cie de Saint-Gobain	2.625%	8/10/32	EUR	2,200	2,226
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	3,800	3,969
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	104
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	5,851
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,549
CNP Assurances	4.500%	6/10/47	EUR	3,800	4,077
CNP Assurances	2.000%	7/27/50	EUR	1,500	1,323
CNP Assurances	2.500%	6/30/51	EUR	3,100	2,730
CNP Assurances	5.250%	7/18/53	EUR	4,700	4,922
CNP Assurances	4.000%	Perpetual	EUR	2,000	2,139
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	8,000
Covivio	1.875%	5/20/26	EUR	200	207
Covivio	2.375%	2/20/28	EUR	100	99
Covivio	1.625%	6/23/30	EUR	2,200	2,019
Covivio Hotels SACA	1.875%	9/24/25	EUR	1,500	1,534
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,457
Credit Agricole Assurances SA	4.250%	Perpetual	EUR	5,400	5,783
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,507
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	8,500	7,156
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,265
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	1,900	2,034
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,600	2,741
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,605
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,116
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	900	918
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	22,000	24,259
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	18,392
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	6,087
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,600	7,432
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	7,422
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,485
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	8,658
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	8,600	7,230
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	2,085
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,100	8,664
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,135
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	11,000	11,311
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	12,580	12,499
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	20,394
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,656
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	6,748
Credit Agricole SA	2.375%	5/20/24	EUR	7,100	7,716
Credit Agricole SA	1.000%	9/16/24	EUR	1,000	1,060
Credit Agricole SA	3.125%	2/5/26	EUR	2,000	2,166
Credit Agricole SA	1.000%	4/22/26	EUR	11,700	12,130
Credit Agricole SA	1.875%	12/20/26	EUR	5,100	5,244
Credit Agricole SA	2.625%	3/17/27	EUR	10,329	10,723
Credit Agricole SA	1.375%	5/3/27	EUR	700	705
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,760
Credit Agricole SA	0.375%	4/20/28	EUR	4,800	4,428
Credit Agricole SA	1.750%	3/5/29	EUR	6,000	5,793
Credit Agricole SA	2.000%	3/25/29	EUR	6,400	6,049
Credit Agricole SA	1.000%	7/3/29	EUR	7,300	6,852
Credit Agricole SA	2.500%	8/29/29	EUR	9,000	9,221
Credit Agricole SA	0.500%	9/21/29	EUR	13,600	12,382
Credit Agricole SA	1.625%	6/5/30	EUR	4,200	4,297
Credit Agricole SA	0.875%	1/14/32	EUR	6,400	5,439
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,332
Credit Agricole SA	2.500%	4/22/34	EUR	5,000	4,783
Credit Agricole SA	3.875%	11/28/34	EUR	10,000	10,964
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	11,000	11,789
23

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	105
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	977
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,655
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	10,285
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	1,021
	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	104
	Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	5,000	4,442
	Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	1,981
	Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,200	3,557
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	5,000	5,393
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,000	1,048
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,561
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	484	497
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	23,000	22,978
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	30,444
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	8,599
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	2,732
	Danone SA	2.600%	6/28/23	EUR	2,800	3,082
	Danone SA	1.250%	5/30/24	EUR	200	216
	Danone SA	0.709%	11/3/24	EUR	3,700	3,932
	Danone SA	1.125%	1/14/25	EUR	5,000	5,321
	Danone SA	0.571%	3/17/27	EUR	5,000	5,030
	Danone SA	0.395%	6/10/29	EUR	9,300	8,652
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,483
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,613
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,800	9,370
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,700	13,316
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,796
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,834
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,200	4,315
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	5,383
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	4,278
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	5,051
	Edenred	1.375%	3/10/25	EUR	300	318
	Electricite de France SA	4.625%	9/11/24	EUR	9,750	10,901
	Electricite de France SA	0.300%	10/14/24	CHF	4,335	4,715
	Electricite de France SA	4.000%	11/12/25	EUR	5,950	6,622
	Electricite de France SA	1.000%	10/13/26	EUR	8,300	8,443
	Electricite de France SA	4.125%	3/25/27	EUR	600	672
	Electricite de France SA	4.375%	10/12/29	EUR	13,500	15,077
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	958
	Electricite de France SA	5.875%	7/18/31	GBP	1,588	1,993
	Electricite de France SA	1.000%	11/29/33	EUR	8,700	6,862
	Electricite de France SA	6.125%	6/2/34	GBP	11,050	14,038
	Electricite de France SA	4.750%	10/12/34	EUR	5,700	6,324
	Electricite de France SA	5.500%	1/25/35	GBP	200	237
	Electricite de France SA	1.875%	10/13/36	EUR	6,400	5,161
	Electricite de France SA	5.500%	3/27/37	GBP	4,600	5,384
	Electricite de France SA	4.500%	11/12/40	EUR	1,900	2,044
	Electricite de France SA	5.500%	10/17/41	GBP	6,500	7,385
	Electricite de France SA	4.625%	1/25/43	EUR	300	312
	Electricite de France SA	2.000%	12/9/49	EUR	6,800	4,460
	Electricite de France SA	5.125%	9/22/50	GBP	100	105
	Electricite de France SA	6.000%	1/23/14	GBP	5,100	5,752
	ELO SACA	2.375%	4/25/25	EUR	4,200	4,464
	Engie SA	0.875%	9/19/25	EUR	6,800	7,063
	Engie SA	1.000%	3/13/26	EUR	1,500	1,545
	Engie SA	2.375%	5/19/26	EUR	100	107
	Engie SA	0.375%	6/11/27	EUR	8,200	8,018
	Engie SA	1.750%	3/27/28	EUR	7,600	7,753
	Engie SA	1.375%	6/22/28	EUR	10,700	10,661
	Engie SA	7.000%	10/30/28	GBP	3,950	5,393
	Engie SA	3.500%	9/27/29	EUR	2,800	3,080
	Engie SA	0.375%	10/26/29	EUR	1,000	902
	Engie SA	3.625%	1/11/30	EUR	3,500	3,852
	Engie SA	2.125%	3/30/32	EUR	6,100	5,931
	Engie SA	1.875%	9/19/33	EUR	1,200	1,104
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	4.000%	1/11/35	EUR	1,000	1,097
Engie SA	1.500%	3/13/35	EUR	7,000	5,870
Engie SA	1.000%	10/26/36	EUR	6,000	4,536
Engie SA	2.000%	9/28/37	EUR	3,600	3,047
Engie SA	1.375%	6/21/39	EUR	2,800	2,077
Engie SA	1.250%	10/24/41	EUR	4,500	3,067
Engie SA	4.250%	1/11/43	EUR	2,000	2,186
Engie SA	5.000%	10/1/60	GBP	3,550	4,101
Engie SA	1.500%	Perpetual	EUR	2,500	2,242
Engie SA	1.625%	Perpetual	EUR	4,600	4,668
Engie SA	3.875%	Perpetual	EUR	7,200	7,853
Engie SA	5.950%	3/16/11	EUR	1,625	2,041
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	5,159
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	9,936
Eutelsat SA	2.000%	10/2/25	EUR	2,500	2,547
Eutelsat SA	2.250%	7/13/27	EUR	500	489
Eutelsat SA	1.500%	10/13/28	EUR	600	518
Gecina SA	1.500%	1/20/25	EUR	1,600	1,696
Gecina SA	1.375%	6/30/27	EUR	100	101
Gecina SA	1.375%	1/26/28	EUR	1,700	1,697
Gecina SA	1.000%	1/30/29	EUR	1,100	1,034
Gecina SA	0.875%	1/25/33	EUR	6,000	4,952
Gecina SA	0.875%	6/30/36	EUR	3,600	2,640
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	1,808
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,200	1,774
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	5,900	5,835
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	7,116
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	6,070	6,042
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	11,845	10,658
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,500	1,591
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	4,852
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	9,352
ICADE	1.125%	11/17/25	EUR	6,100	6,282
ICADE	1.625%	2/28/28	EUR	3,700	3,620
ICADE	1.000%	1/19/30	EUR	1,400	1,237
ICADE	0.625%	1/18/31	EUR	3,700	3,014
Icade Sante SAS	0.875%	11/4/29	EUR	4,600	4,063
Imerys SA	2.000%	12/10/24	EUR	300	321
Imerys SA	1.500%	1/15/27	EUR	600	605
Imerys SA	1.000%	7/15/31	EUR	1,500	1,240
Indigo Group SAS	1.625%	4/19/28	EUR	400	389
In'li SA	1.125%	7/2/29	EUR	1,000	889
JCDecaux SA	2.625%	4/24/28	EUR	2,500	2,561
JCDecaux SA	1.625%	2/7/30	EUR	800	727
Kering SA	1.250%	5/10/26	EUR	4,600	4,791
Klepierre SA	1.875%	2/19/26	EUR	1,700	1,781
Klepierre SA	1.375%	2/16/27	EUR	3,300	3,328
Klepierre SA	0.625%	7/1/30	EUR	4,800	4,050
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,577
Klepierre SA	1.250%	9/29/31	EUR	100	84
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,270
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	6,310
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,457
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,462
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	21,262
La Banque Postale SA	1.000%	10/16/24	EUR	2,500	2,643
La Banque Postale SA	1.000%	2/9/28	EUR	10,000	9,689
La Banque Postale SA	3.000%	6/9/28	EUR	3,800	3,858
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	4,662
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	4,711
La Banque Postale SA	0.875%	1/26/31	EUR	2,300	2,237
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	2,157
La Mondiale SAM	5.050%	Perpetual	EUR	3,431	3,709
La Poste SA	2.750%	11/26/24	EUR	2,000	2,175
La Poste SA	1.125%	6/4/25	EUR	5,000	5,239
La Poste SA	0.625%	10/21/26	EUR	4,900	4,888
La Poste SA	0.375%	9/17/27	EUR	10,100	9,740
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Poste SA	1.450%	11/30/28	EUR	1,000	988
La Poste SA	0.000%	7/18/29	EUR	1,200	1,056
La Poste SA	1.375%	4/21/32	EUR	14,200	12,925
Legrand SA	0.750%	7/6/24	EUR	100	107
Legrand SA	1.000%	3/6/26	EUR	100	103
Legrand SA	1.875%	12/16/27	EUR	100	104
Legrand SA	0.750%	5/20/30	EUR	1,500	1,401
Legrand SA	0.375%	10/6/31	EUR	700	612
Legrand SA	1.875%	7/6/32	EUR	700	685
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	6,666	7,169
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	3,700	3,741
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	4,884
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,821
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	4,152
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,235
MMS USA Investments Inc.	0.625%	6/13/25	EUR	7,300	7,560
MMS USA Investments Inc.	1.250%	6/13/28	EUR	100	99
MMS USA Investments Inc.	1.750%	6/13/31	EUR	2,600	2,488
Nerval SAS	2.875%	4/14/32	EUR	3,800	3,468
Orange SA	3.125%	1/9/24	EUR	100	110
Orange SA	1.125%	7/15/24	EUR	4,700	5,042
Orange SA	1.000%	5/12/25	EUR	5,100	5,368
Orange SA	1.000%	9/12/25	EUR	6,900	7,217
Orange SA	5.250%	12/5/25	GBP	726	919
Orange SA	0.000%	9/4/26	EUR	2,000	1,974
Orange SA	0.875%	2/3/27	EUR	900	910
Orange SA	1.250%	7/7/27	EUR	4,000	4,069
Orange SA	1.375%	3/20/28	EUR	18,400	18,591
Orange SA	8.125%	11/20/28	GBP	3,316	4,794
Orange SA	2.000%	1/15/29	EUR	2,000	2,061
Orange SA	1.375%	1/16/30	EUR	1,100	1,067
Orange SA	1.875%	9/12/30	EUR	8,900	8,858
Orange SA	3.250%	1/15/32	GBP	9,500	10,509
Orange SA	1.625%	4/7/32	EUR	5,000	4,765
Orange SA	2.375%	5/18/32	EUR	4,000	4,061
Orange SA	0.500%	9/4/32	EUR	3,800	3,230
Orange SA	8.125%	1/28/33	EUR	362	543
Orange SA	0.625%	12/16/33	EUR	10,700	8,849
Orange SA	5.625%	1/23/34	GBP	1,700	2,241
Orange SA	1.375%	Perpetual	EUR	1,900	1,678
Orange SA	1.750%	Perpetual	EUR	1,300	1,202
Orange SA	2.375%	Perpetual	EUR	5,000	5,228
Orange SA	5.000%	Perpetual	EUR	7,171	7,882
Orano SA	3.375%	4/23/26	EUR	7,000	7,508
Pernod Ricard SA	1.125%	4/7/25	EUR	300	316
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,567
Pernod Ricard SA	1.750%	4/8/30	EUR	100	99
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,608
PSA Tresorerie GIE	6.000%	9/19/33	EUR	2,024	2,537
RCI Banque SA	1.625%	4/11/25	EUR	8,574	9,013
RCI Banque SA	4.125%	12/1/25	EUR	9,000	9,905
RCI Banque SA	1.750%	4/10/26	EUR	1,165	1,192
RCI Banque SA	1.625%	5/26/26	EUR	7,666	7,777
RCI Banque SA	4.875%	9/21/28	EUR	3,500	3,856
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,500	6,850
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	10,627
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	534
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,392
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,800	2,564
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	3,000	2,618
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	5,604
Safran SA	0.950%	10/19/28	EUR	800	761
SCOR SE	3.000%	6/8/46	EUR	5,800	5,883
SCOR SE	3.625%	5/27/48	EUR	4,900	4,917
SCOR SE	1.375%	9/17/51	EUR	2,200	1,726
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	1,918
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,770
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,991
Societe Generale SA	2.625%	2/27/25	EUR	100	107
Societe Generale SA	1.125%	4/21/26	EUR	5,000	5,176
Societe Generale SA	0.125%	11/17/26	EUR	6,000	6,004
Societe Generale SA	0.750%	1/25/27	EUR	8,600	8,376
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	7,021
Societe Generale SA	0.250%	7/8/27	EUR	7,500	7,104
Societe Generale SA	1.250%	12/7/27	GBP	3,700	3,826
Societe Generale SA	2.125%	9/27/28	EUR	8,600	8,484
Societe Generale SA	1.750%	3/22/29	EUR	4,500	4,284
Societe Generale SA	0.500%	6/12/29	EUR	14,100	12,700
Societe Generale SA	1.250%	6/12/30	EUR	4,200	3,734
Societe Generale SA	1.000%	11/24/30	EUR	4,000	3,880
Societe Generale SA	4.250%	12/6/30	EUR	8,000	8,585
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,370
Societe Generale SA	5.250%	9/6/32	EUR	3,000	3,255
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,469
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,709
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,700	5,824
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,926
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,634
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	20,303
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,900	1,691
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	8,972
Sodexo SA	0.750%	4/27/25	EUR	5,914	6,169
Sodexo SA	2.500%	6/24/26	EUR	383	411
Sodexo SA	0.750%	4/14/27	EUR	5,914	5,963
Sodexo SA	1.750%	6/26/28	GBP	4,090	4,394
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,576
Sogecap SA	4.125%	Perpetual	EUR	100	105
Suez SA	5.500%	7/22/24	EUR	2,350	2,642
Suez SA	1.000%	4/3/25	EUR	5,100	5,355
Suez SA	1.750%	9/10/25	EUR	300	318
Suez SA	1.250%	4/2/27	EUR	10,200	10,319
Suez SA	1.500%	4/3/29	EUR	800	785
Suez SA	1.625%	9/17/30	EUR	400	386
Suez SA	5.375%	12/2/30	GBP	600	768
Suez SACA	2.375%	5/24/30	EUR	1,600	1,572
Suez SACA	5.000%	11/3/32	EUR	1,500	1,749
Suez SACA	2.875%	5/24/34	EUR	1,400	1,353
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	419
TDF Infrastructure SAS	1.750%	12/1/29	EUR	2,700	2,380
Teleperformance	3.750%	6/24/29	EUR	2,000	2,100
Terega SA	2.200%	8/5/25	EUR	100	107
Terega SA	0.875%	9/17/30	EUR	2,500	2,199
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	6,866
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	6,000	6,384
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,900	7,364
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,746	5,625
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,900	4,278
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,380
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	3,000	3,091
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,400	11,041
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	485
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,200	3,123
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,000	3,968
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	5,744
TotalEnergies SE	2.000%	Perpetual	EUR	3,309	2,808
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	3,821
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	5,706
TotalEnergies SE	2.625%	Perpetual	EUR	9,608	9,995
TotalEnergies SE	3.369%	Perpetual	EUR	3,650	3,805
UMG Groupe VYV	1.625%	7/2/29	EUR	2,000	1,846
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	5,087	5,297
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,836
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	377
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	418
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,745
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,200	9,605
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	1,696
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	183
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	3,387
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	9,517
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,404
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	4,882
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	1,028
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	1,758
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	1,613	1,327
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	600	475
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,700	1,062
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	700	614
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	993
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,855
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	3,044
Veolia Environnement SA	1.250%	4/15/28	EUR	2,100	2,087
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,380
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	6,787
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	3,003
Vinci SA	1.000%	9/26/25	EUR	2,500	2,631
Vinci SA	2.250%	3/15/27	GBP	500	573
Vinci SA	1.625%	1/18/29	EUR	7,200	7,230
Vinci SA	1.750%	9/26/30	EUR	3,400	3,359
Vinci SA	0.500%	1/9/32	EUR	11,200	9,690
Vinci SA	2.750%	9/15/34	GBP	600	621
Vivendi SE	1.125%	12/11/28	EUR	2,800	2,716
Wendel SE	1.000%	6/1/31	EUR	2,800	2,379
Wendel SE	1.375%	1/18/34	EUR	1,500	1,201
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,100	2,093
					2,858,084
Germany (2.4%)
Aareal Bank AG	0.375%	7/15/25	EUR	1,127	1,163
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	6,627
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,040
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,554
Allianz Finance II BV	0.500%	1/14/31	EUR	6,300	5,731
Allianz SE	2.241%	7/7/45	EUR	3,400	3,535
Allianz SE	2.121%	7/8/50	EUR	7,000	6,329
Allianz SE	4.252%	7/5/52	EUR	6,900	7,029
Allianz SE	3.375%	Perpetual	EUR	9,500	10,176
alstria office REIT AG	1.500%	11/15/27	EUR	3,100	2,532
Amprion GmbH	3.450%	9/22/27	EUR	10,000	10,946
Amprion GmbH	0.625%	9/23/33	EUR	5,800	4,690
Aroundtown SA	4.625%	9/18/25	CAD	435	300
Aroundtown SA	1.500%	5/28/26	EUR	3,900	3,407
Aroundtown SA	0.000%	7/16/26	EUR	7,600	6,253
Aroundtown SA	0.375%	4/15/27	EUR	7,800	6,067
Aroundtown SA	3.000%	10/16/29	GBP	1,983	1,564
Aroundtown SA	3.625%	4/10/31	GBP	1,100	836
Aroundtown SA	1.625%	Perpetual	EUR	2,300	647
Aroundtown SA	2.875%	Perpetual	EUR	500	173
Aroundtown SA	3.375%	Perpetual	EUR	1,800	860
BASF SE	0.101%	6/5/23	EUR	2,200	2,417
BASF SE	0.875%	10/6/23	GBP	375	463
BASF SE	1.750%	3/11/25	GBP	484	571
BASF SE	4.000%	3/8/29	EUR	3,000	3,412
BASF SE	1.500%	5/22/30	EUR	2,099	2,083
BASF SE	4.250%	3/8/32	EUR	10,000	11,472
BASF SE	1.450%	12/13/32	EUR	8,400	7,540
Bausparkasse Schwaebisch Hall	2.000%	5/17/34	EUR	20,200	19,889
Bayer AG	0.050%	1/12/25	EUR	6,300	6,545
Bayer AG	0.750%	1/6/27	EUR	6,500	6,465
Bayer AG	1.125%	1/6/30	EUR	9,300	8,640
Bayer AG	0.625%	7/12/31	EUR	4,400	3,746
Bayer AG	1.375%	7/6/32	EUR	5,000	4,414
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayer AG	1.000%	1/12/36	EUR	4,400	3,355
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	400	414
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	5,100	5,108
Bayerische Landesbank	0.500%	3/19/25	EUR	5,124	5,349
Bayerische Landesbank	0.625%	7/19/27	EUR	1,023	1,019
Bayerische Landesbank	0.200%	5/20/30	EUR	9,909	8,992
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,531
Berlin Hyp AG	0.375%	5/3/24	EUR	4,001	4,269
Berlin Hyp AG	1.250%	1/22/25	EUR	200	211
Berlin Hyp AG	0.625%	10/22/25	EUR	375	387
Berlin Hyp AG	0.010%	8/24/26	EUR	18,788	18,669
Berlin Hyp AG	1.125%	10/25/27	EUR	100	97
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	6,069
Berlin Hyp AG	0.010%	7/7/28	EUR	18,080	17,050
Berlin Hyp AG	0.125%	1/18/30	EUR	10,000	9,099
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	5,572
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	3,000	3,219
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,123
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,500	2,721
BMW Canada Inc.	0.990%	1/14/25	CAD	1,496	1,038
BMW Finance NV	0.750%	7/12/24	EUR	2,801	2,999
BMW Finance NV	1.000%	11/14/24	EUR	6,035	6,435
BMW Finance NV	0.500%	2/22/25	EUR	2,801	2,946
BMW Finance NV	0.875%	4/3/25	EUR	4,714	4,991
BMW Finance NV	1.000%	8/29/25	EUR	4,089	4,309
BMW Finance NV	0.000%	1/11/26	EUR	6,365	6,459
BMW Finance NV	0.375%	1/14/27	EUR	7,686	7,688
BMW Finance NV	1.500%	2/6/29	EUR	8,112	8,139
BMW Finance NV	0.200%	1/11/33	EUR	2,455	2,015
Brenntag Finance BV	1.125%	9/27/25	EUR	1,875	1,960
Commerzbank AG	0.050%	7/11/24	EUR	8,574	9,060
Commerzbank AG	0.625%	8/28/24	EUR	5,124	5,408
Commerzbank AG	0.625%	3/13/25	EUR	4,714	4,933
Commerzbank AG	0.625%	5/28/25	EUR	4,612	4,804
Commerzbank AG	0.875%	9/8/25	EUR	5,175	5,388
Commerzbank AG	1.000%	3/4/26	EUR	11,495	11,758
Commerzbank AG	0.750%	3/24/26	EUR	5,500	5,610
Commerzbank AG	0.500%	6/9/26	EUR	7,686	7,797
Commerzbank AG	0.500%	12/4/26	EUR	7,686	7,578
Commerzbank AG	0.125%	12/15/26	EUR	6,045	5,980
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,409
Commerzbank AG	0.625%	8/24/27	EUR	563	559
Commerzbank AG	3.000%	9/14/27	EUR	6,500	6,748
Commerzbank AG	4.625%	3/21/28	EUR	2,200	2,396
Commerzbank AG	0.010%	3/11/30	EUR	4,612	4,132
Commerzbank AG	1.250%	1/9/34	EUR	3,587	3,281
Covestro AG	1.750%	9/25/24	EUR	5,124	5,494
Covestro AG	0.875%	2/3/26	EUR	1,201	1,237
Covestro AG	1.375%	6/12/30	EUR	2,000	1,909
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	1,375	947
Daimler International Finance BV	2.625%	4/7/25	EUR	15,522	16,959
Daimler International Finance BV	1.000%	11/11/25	EUR	10,760	11,232
Daimler International Finance BV	1.375%	6/26/26	EUR	8,916	9,336
Daimler International Finance BV	2.000%	8/22/26	EUR	8,928	9,536
Daimler International Finance BV	0.625%	5/6/27	EUR	7,686	7,654
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	3,488	2,457
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	2,200	1,630
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	1,017
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,552
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	400	398
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	1,625	1,809
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,250	1,473
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,271	8,569
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,281	1,353
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,221	2,606
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	375	452
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	2,892
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	381	380
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	1,955
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,460	1,368
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	75	74
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,536	1,493
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,383	1,282
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	4,155
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	4,716
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	5,771
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,705	13,852
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	4,089
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	6,214
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,941
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,900	3,957
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	2,300	2,016
Deutsche Bank AG	2.625%	12/16/24	GBP	5,000	5,862
Deutsche Bank AG	2.625%	2/12/26	EUR	4,800	4,959
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,554
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,537
Deutsche Bank AG	1.625%	1/20/27	EUR	4,600	4,454
Deutsche Bank AG	0.750%	2/17/27	EUR	6,700	6,538
Deutsche Bank AG	1.750%	1/17/28	EUR	6,300	5,922
Deutsche Bank AG	3.250%	5/24/28	EUR	7,000	7,054
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,431
Deutsche Bank AG	1.750%	11/19/30	EUR	9,500	8,277
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,228
Deutsche Bank AG	1.375%	2/17/32	EUR	10,500	8,539
Deutsche Bank AG	4.000%	6/24/32	EUR	8,100	7,724
Deutsche Bank AG	2.625%	6/30/37	EUR	20,000	20,656
Deutsche Boerse AG	0.000%	2/22/26	EUR	9,300	9,396
Deutsche Boerse AG	1.125%	3/26/28	EUR	2,124	2,137
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	7,500	7,979
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	75	76
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	23,345	22,530
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	900	970
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	700	697
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	10,200	10,368
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	25,600	25,394
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	20,900	20,696
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	3,319
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,124	4,555
Deutsche Post AG	2.875%	12/11/24	EUR	1,023	1,124
Deutsche Post AG	0.375%	5/20/26	EUR	1,698	1,741
Deutsche Post AG	1.625%	12/5/28	EUR	7,465	7,680
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	6,957
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,064	19,096
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	996
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	1,997
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,613
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,252	2,468
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	11,305	12,039
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,642
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	149	154
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	84
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,285	4,381
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	5,911
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	2,039
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,605
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,959
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	5,161
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	2,622
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	558
DZ HYP AG	0.625%	6/5/24	EUR	75	80
DZ HYP AG	0.375%	6/6/25	EUR	1,000	1,036
DZ HYP AG	0.500%	11/13/25	EUR	8,198	8,430
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,145
DZ HYP AG	0.375%	3/31/26	EUR	3,177	3,225
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DZ HYP AG	0.100%	8/31/26	EUR	500	498
DZ HYP AG	0.500%	9/30/26	EUR	5,124	5,163
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,489
DZ HYP AG	0.750%	6/30/27	EUR	614	614
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,959
DZ HYP AG	0.875%	3/22/28	EUR	9,245	9,176
DZ HYP AG	0.875%	1/30/29	EUR	5,124	5,002
DZ HYP AG	0.010%	4/20/29	EUR	17,577	16,179
DZ HYP AG	0.050%	6/29/29	EUR	5,124	4,703
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,836
DZ HYP AG	0.010%	3/29/30	EUR	12,731	11,384
E.ON International Finance BV	1.000%	4/13/25	EUR	2,561	2,696
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	6,877
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	6,628
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	11,700
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	14,498
E.ON International Finance BV	6.375%	6/7/32	GBP	3,227	4,327
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	3,064
E.ON International Finance BV	5.875%	10/30/37	GBP	5,850	7,433
E.ON International Finance BV	6.750%	1/27/39	GBP	600	826
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,950
E.ON SE	0.875%	5/22/24	EUR	375	402
E.ON SE	0.000%	8/28/24	EUR	3,006	3,164
E.ON SE	0.250%	10/24/26	EUR	1,149	1,142
E.ON SE	0.375%	9/29/27	EUR	2,561	2,496
E.ON SE	0.750%	2/20/28	EUR	1,299	1,270
E.ON SE	1.625%	5/22/29	EUR	9,016	8,906
E.ON SE	0.350%	2/28/30	EUR	4,783	4,264
E.ON SE	1.625%	3/29/31	EUR	5,418	5,193
E.ON SE	0.625%	11/7/31	EUR	8,864	7,686
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,500	1,386
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	1,500	1,536
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	5,587
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,433
EnBW International Finance BV	0.625%	4/17/25	EUR	11,409	11,928
EnBW International Finance BV	2.500%	6/4/26	EUR	8,023	8,676
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	4,781
EnBW International Finance BV	0.500%	3/1/33	EUR	3,000	2,404
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	2,881
Eurogrid GmbH	1.875%	6/10/25	EUR	10,100	10,752
Eurogrid GmbH	1.500%	4/18/28	EUR	3,000	3,001
Evonik Industries AG	0.625%	9/18/25	EUR	3,600	3,714
EWE AG	0.250%	6/8/28	EUR	2,000	1,879
EWE AG	0.375%	10/22/32	EUR	2,592	2,080
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	5,832
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	4,000	3,284
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	300	316
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	2,381	2,194
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	5,155
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	5,656
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,648	3,776
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	2,500	2,821
Grand City Properties SA	1.375%	8/3/26	EUR	6,000	5,487
Grand City Properties SA	1.500%	2/22/27	EUR	1,000	889
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	1,986
Grand City Properties SA	1.500%	Perpetual	EUR	1,000	391
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,700	3,566
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	6,700	6,111
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,251
Hannover Rueck SE	1.125%	10/9/39	EUR	1,700	1,463
Hannover Rueck SE	5.875%	8/26/43	EUR	7,500	8,509
Hannover Rueck SE	3.375%	Perpetual	EUR	100	105
HeidelbergCement AG	2.250%	6/3/24	EUR	9,382	10,182
HeidelbergCement AG	1.500%	2/7/25	EUR	7,173	7,612
HeidelbergCement AG	3.750%	5/31/32	EUR	5,000	5,231
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	3,945	4,113
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	300	308
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	6,593
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	1,000	999
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	484	517
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,125
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	3,519
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	3,707
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,680
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	2,080
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	2,112
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,490
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,443
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	4,761
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	7,645
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	900	955
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	5,225
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	4,700	5,505
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	5,124	5,346
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	16,973
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	21,628
Landesbank Baden-Wuerttemberg	0.375%	2/28/28	EUR	4,000	3,694
Landesbank Baden-Wuerttemberg	0.250%	7/21/28	EUR	5,000	4,526
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	3,946
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,300
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,000	1,040
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,611
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	300	310
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	5,000	5,378
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,026
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	12,500	12,106
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,439
Landesbank Hessen-Thueringen Girozentrale	4.500%	9/15/32	EUR	5,000	5,161
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,110
LANXESS AG	1.125%	5/16/25	EUR	2,999	3,145
LANXESS AG	1.750%	3/22/28	EUR	2,200	2,205
LANXESS AG	0.625%	12/1/29	EUR	2,200	1,933
LEG Immobilien SE	0.375%	1/17/26	EUR	3,200	3,180
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	4,141
LEG Immobilien SE	0.875%	1/17/29	EUR	1,700	1,515
LEG Immobilien SE	1.000%	11/19/32	EUR	1,800	1,416
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,297
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	2,612
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	5,260	5,316
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	4,612	4,284
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	2,100	2,182
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,561	2,371
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	7,219	7,242
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	5,124	4,722
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,800	4,144
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	3,182	2,896
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,686	7,719
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,000	4,148
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,692
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	365
Merck KGaA	3.375%	12/12/74	EUR	225	243
Merck KGaA	1.625%	9/9/80	EUR	5,600	5,484
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	375	382
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	614	621
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	6,664
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	35,000	38,437
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	7,598
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	7,001
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	3,802
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	6,365	4,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	3,843
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	2,104
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	563	593
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	25,866
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,124	5,105
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,300	3,473
Roadster Finance DAC	2.375%	12/8/32	EUR	300	266
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	108
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	537
RWE AG	2.500%	8/24/25	EUR	4,600	4,973
RWE AG	2.125%	5/24/26	EUR	2,000	2,116
RWE AG	0.500%	11/26/28	EUR	8,305	7,720
RWE AG	2.750%	5/24/30	EUR	9,500	9,657
RWE AG	0.625%	6/11/31	EUR	4,509	3,826
RWE AG	1.000%	11/26/33	EUR	2,735	2,210
Santander Consumer Bank AG	0.250%	10/15/24	EUR	7,700	8,030
SAP SE	0.750%	12/10/24	EUR	600	635
SAP SE	1.250%	3/10/28	EUR	2,900	2,938
SAP SE	0.375%	5/18/29	EUR	7,600	7,160
SAP SE	1.625%	3/10/31	EUR	6,800	6,686
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	4,500	4,801
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	7,147	7,551
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	5,000	5,404
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	604
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	5,031
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	10,300	9,665
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	8,929
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	225	220
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,000	5,358
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	2,721	2,608
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	6,310
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	8,000	8,653
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	2,973
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,400	2,116
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,114	5,327
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	3,339
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	776
Talanx AG	4.000%	10/25/29	EUR	2,500	2,779
Talanx AG	2.250%	12/5/47	EUR	5,100	4,895
Traton Finance Luxembourg SA	4.125%	1/18/25	EUR	1,400	1,542
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,300	6,469
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	10,000	11,064
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	3,665
UniCredit Bank AG	0.625%	2/12/25	EUR	75	79
UniCredit Bank AG	0.625%	11/20/25	EUR	9,596	9,892
UniCredit Bank AG	0.500%	5/4/26	EUR	375	381
UniCredit Bank AG	0.500%	2/23/27	EUR	23,000	22,959
UniCredit Bank AG	0.010%	9/15/28	EUR	33,855	31,711
UniCredit Bank AG	0.875%	1/11/29	EUR	6,508	6,353
UniCredit Bank AG	0.010%	6/24/30	EUR	3,758	3,338
UniCredit Bank AG	0.250%	1/15/32	EUR	9,992	8,646
UniCredit Bank AG	0.850%	5/22/34	EUR	7,737	6,705
Vantage Towers AG	0.375%	3/31/27	EUR	2,300	2,532
Vantage Towers AG	0.750%	3/31/30	EUR	2,600	2,852
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	4,144	4,562
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,910	6,369
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	20,900	22,359
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	666	689
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,725
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	3,074	3,288
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	8,267	8,495
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,897	3,032
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	10,717	10,179
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	16,019	17,074
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	5,603	4,729
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	362	430
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	5,096
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	10,151
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	3,807
Volkswagen International Finance NV	4.125%	11/15/25	EUR	5,200	5,760
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	4,093
Volkswagen International Finance NV	1.875%	3/30/27	EUR	9,200	9,332
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,356
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,202
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,462
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	506
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	6,714
Volkswagen International Finance NV	1.500%	1/21/41	EUR	800	538
Volkswagen International Finance NV	3.375%	Perpetual	EUR	8,400	8,896
Volkswagen International Finance NV	3.500%	Perpetual	EUR	3,000	2,734
Volkswagen International Finance NV	3.500%	Perpetual	EUR	5,600	5,777
Volkswagen International Finance NV	3.748%	Perpetual	EUR	8,000	7,651
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,563
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,118
Volkswagen International Finance NV	4.375%	Perpetual	EUR	2,000	1,827
Volkswagen International Finance NV	4.625%	Perpetual	EUR	3,642	3,813
Volkswagen International Finance NV	4.625%	Perpetual	EUR	4,700	4,672
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,944	6,280
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,116	1,175
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	16,558
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,851	7,912
Vonovia Finance BV	1.500%	3/31/25	EUR	2,614	2,719
Vonovia Finance BV	1.800%	6/29/25	EUR	7,700	8,020
Vonovia Finance BV	1.500%	3/22/26	EUR	8,000	8,011
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,505
Vonovia Finance BV	1.750%	1/25/27	EUR	100	98
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,756
Vonovia Finance BV	2.250%	4/7/30	EUR	3,100	2,841
Vonovia Finance BV	1.000%	7/9/30	EUR	2,000	1,685
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	3,511
Vonovia Finance BV	2.750%	3/22/38	EUR	2,000	1,549
Vonovia Finance BV	1.625%	10/7/39	EUR	4,100	2,642
Vonovia SE	0.000%	12/1/25	EUR	5,000	4,884
Vonovia SE	1.375%	1/28/26	EUR	2,800	2,825
Vonovia SE	0.375%	6/16/27	EUR	5,000	4,588
Vonovia SE	1.875%	6/28/28	EUR	9,200	8,786
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,590
Vonovia SE	0.625%	12/14/29	EUR	6,900	5,767
Vonovia SE	2.375%	3/25/32	EUR	5,800	5,207
Vonovia SE	0.750%	9/1/32	EUR	6,200	4,692
Vonovia SE	1.500%	6/14/41	EUR	1,800	1,115
VW Credit Canada Inc.	2.850%	9/26/24	CAD	860	616
VW Credit Canada Inc.	2.050%	12/10/24	CAD	3,330	2,346
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,160	2,157
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,415	965
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	3,100	3,160
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	4,179
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	2,696
					2,079,635
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	283	293
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	200,000	1,456
Prudential plc	5.875%	5/11/29	GBP	1,824	2,354
Prudential plc	6.125%	12/19/31	GBP	3,678	4,611
					8,714
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	1.500%	10/8/27	EUR	2,000	1,903
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	747
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,762
AIB Group plc	2.250%	4/4/28	EUR	8,000	8,043
AIB Group plc	5.750%	2/16/29	EUR	5,000	5,733
Bank of Ireland Group plc	1.000%	11/25/25	EUR	11,271	11,826
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CRH Finance DAC	1.375%	10/18/28	EUR	667	656
CRH Funding BV	1.625%	5/5/30	EUR	9,397	9,066
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	3,806
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	6,383
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	3,298
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	6,107
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,697
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,583
ESB Finance DAC	3.750%	1/25/43	EUR	1,000	1,046
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,622
GAS Networks Ireland	1.375%	12/5/26	EUR	1,272	1,303
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,361	5,812
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,496
Ryanair DAC	2.875%	9/15/25	EUR	9,828	10,578
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,214	2,367
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,466
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	4,438
					106,088
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	3,092	3,373
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	309
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	3,277
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	4,972
A2A SpA	0.625%	7/15/31	EUR	2,000	1,656
A2A SpA	0.625%	10/28/32	EUR	1,998	1,578
A2A SpA	4.375%	2/3/34	EUR	2,000	2,190
ACEA SpA	1.000%	10/24/26	EUR	3,058	3,085
ACEA SpA	1.500%	6/8/27	EUR	12,881	13,103
ACEA SpA	0.500%	4/6/29	EUR	6,896	6,297
ACEA SpA	0.250%	7/28/30	EUR	4,007	3,434
Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,224
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	2,106
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,900	1,700
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	1,509	1,586
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	8,958	8,970
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	6,777
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,744	4,219
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,300	2,082
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,827
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,300	1,924
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,445
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,669	8,498
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	4,050	5,015
ASTM SpA	1.625%	2/8/28	EUR	3,729	3,624
ASTM SpA	1.500%	1/25/30	EUR	3,700	3,289
ASTM SpA	2.375%	11/25/33	EUR	2,800	2,400
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,367
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	4,000	3,833
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,705
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	3,681
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	8,000	7,102
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	2,894	3,140
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,539	4,780
Banco BPM SpA	1.000%	1/23/25	EUR	7,631	8,021
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	8,179	8,663
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	107
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,400	5,663
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,800	8,979
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	7,635
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,375
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	997
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,116
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	400	260
Enel Finance International NV	0.000%	6/17/24	EUR	4,331	4,585
Enel Finance International NV	1.000%	9/16/24	EUR	1,985	2,113
Enel Finance International NV	1.966%	1/27/25	EUR	13,514	14,498
Enel Finance International NV	1.375%	6/1/26	EUR	19,114	19,864
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enel Finance International NV	0.375%	6/17/27	EUR	4,308	4,167
Enel Finance International NV	1.000%	10/20/27	GBP	3,901	4,119
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	4,080
Enel Finance International NV	0.375%	5/28/29	EUR	9,000	8,120
Enel Finance International NV	0.500%	6/17/30	EUR	9,800	8,541
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,477
Enel Finance International NV	1.125%	10/17/34	EUR	2,653	2,130
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,386
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,624
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	6,916
Enel SpA	5.625%	6/21/27	EUR	1,536	1,832
Enel SpA	5.750%	6/22/37	GBP	1,545	1,981
Enel SpA	1.375%	Perpetual	EUR	7,448	6,647
Enel SpA	1.875%	Perpetual	EUR	3,000	2,398
Enel SpA	2.250%	Perpetual	EUR	8,977	8,539
Enel SpA	3.375%	Perpetual	EUR	6,180	6,218
Enel SpA	3.500%	Perpetual	EUR	10,614	11,067
Eni SpA	0.625%	9/19/24	EUR	5,087	5,397
Eni SpA	3.750%	9/12/25	EUR	3,321	3,695
Eni SpA	1.500%	2/2/26	EUR	2,169	2,272
Eni SpA	1.500%	1/17/27	EUR	2,543	2,622
Eni SpA	1.625%	5/17/28	EUR	2,574	2,603
Eni SpA	0.375%	6/14/28	EUR	5,982	5,634
Eni SpA	1.125%	9/19/28	EUR	2,817	2,744
Eni SpA	3.625%	1/29/29	EUR	2,600	2,869
Eni SpA	0.625%	1/23/30	EUR	8,911	8,033
Eni SpA	1.000%	10/11/34	EUR	3,092	2,529
Eni SpA	2.000%	Perpetual	EUR	2,500	2,316
Eni SpA	2.625%	Perpetual	EUR	4,090	4,166
Eni SpA	2.750%	Perpetual	EUR	3,724	3,147
Eni SpA	3.375%	Perpetual	EUR	5,563	5,136
Hera SpA	0.875%	10/14/26	EUR	2,543	2,572
Hera SpA	0.875%	7/5/27	EUR	5,087	5,023
Hera SpA	5.200%	1/29/28	EUR	3,092	3,586
Hera SpA	0.250%	12/3/30	EUR	2,100	1,749
Hera SpA	1.000%	4/25/34	EUR	1,509	1,207
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	2,982	3,178
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,817	2,983
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,300	5,812
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,272	1,345
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,615
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	5,087	5,290
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,189
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	5,073
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	6,638
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	7,035
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	13,290
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	4,294
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	400	389
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	1,545	1,571
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	13,250	11,023
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	3,724	3,236
Iren SpA	0.875%	11/4/24	EUR	2,323	2,447
Iren SpA	1.950%	9/19/25	EUR	3,092	3,256
Italgas SpA	0.875%	4/24/30	EUR	5,092	4,596
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,541	3,678
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,525	5,764
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,179	8,333
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,564
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,326	1,277
Snam SpA	0.000%	5/12/24	EUR	1,545	1,640
Snam SpA	0.875%	10/25/26	EUR	10,085	10,182
Snam SpA	0.750%	6/20/29	EUR	4,400	4,027
Snam SpA	0.750%	6/17/30	EUR	2,500	2,213
Snam SpA	1.000%	9/12/34	EUR	4,090	3,215
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	5,019
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	6,536
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit SpA	1.250%	6/25/25	EUR	16,190	17,232
UniCredit SpA	1.250%	6/16/26	EUR	8,944	9,256
UniCredit SpA	0.375%	10/31/26	EUR	9,753	9,659
UniCredit SpA	2.200%	7/22/27	EUR	12,535	12,735
UniCredit SpA	5.850%	11/15/27	EUR	2,900	3,273
UniCredit SpA	0.925%	1/18/28	EUR	3,000	2,915
UniCredit SpA	4.450%	2/16/29	EUR	3,000	3,203
UniCredit SpA	0.850%	1/19/31	EUR	11,986	9,911
					579,878
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	9,541	9,960
Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	30,000	220
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	420,000	3,064
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	701
Denso Corp.	0.315%	3/17/28	JPY	300,000	2,189
East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	6,323
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,402
East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,494
East Japan Railway Co.	0.773%	9/15/34	EUR	1,509	1,223
East Japan Railway Co.	1.104%	9/15/39	EUR	5,214	3,895
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	670,000	4,908
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,835
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,664
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	639
Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	743
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	4,412
JT International Financial Services BV	1.000%	11/26/29	EUR	5,745	5,151
JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,487
JT International Financial Services BV	2.375%	4/7/81	EUR	5,087	5,121
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	89,000	650
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	915
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,616
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	2,303
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,296
Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	34,000	249
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	91,000	654
Mitsubishi HC Capital Inc.	0.330%	1/31/29	JPY	1,100,000	7,896
Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	736
Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	9,726	10,300
Mitsubishi UFJ Financial Group Inc.	2.264%	6/14/25	EUR	5,000	5,380
Mitsubishi UFJ Financial Group Inc.	3.273%	9/19/25	EUR	15,000	16,280
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	728
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	722
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	717
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	7,547
Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	1,161	1,233
Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,516	2,661
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	4,600	4,541
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	959
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	1,500	1,891
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	2,233
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	4,503
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	713
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	16,109
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	3,000	3,200
MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	757
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,047	3,012
NTT Finance Corp.	0.010%	3/3/25	EUR	7,580	7,836
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	730
NTT Finance Corp.	0.399%	12/13/28	EUR	10,600	9,940
NTT Finance Corp.	0.342%	3/3/30	EUR	4,490	3,976
NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	22,294
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,451
ORIX Corp.	4.477%	6/1/28	EUR	1,500	1,675
Panasonic Corp.	0.934%	3/19/25	JPY	500,000	3,718
Panasonic Corp.	0.470%	9/18/26	JPY	800,000	5,810
Sompo Japan Insurance Inc.	2.500%	2/13/83	JPY	200,000	1,521
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	10,567	10,677
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	5,046
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	3,195
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	700,000	5,146
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	106
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	5,885
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,635	4,998
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	8,681
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,666
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	16,014	16,766
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	400,000	2,816
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,509
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	3,724	3,769
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	4,105
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	9,234
					314,782
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	939
Acef Holding SCA	1.250%	4/26/30	EUR	3,914	3,084
ArcelorMittal SA	1.750%	11/19/25	EUR	2,014	2,105
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,774
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	666
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,214	2,775
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	3,209
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	4,269
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	2,670
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	1,728	1,413
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	3,500	3,157
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	2,750
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	3,349
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	1,096
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	2,100	1,775
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,600	6,094
JAB Holdings BV	1.250%	5/22/24	EUR	5,100	5,483
JAB Holdings BV	1.750%	6/25/26	EUR	7,100	7,346
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,625
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,911
JAB Holdings BV	2.500%	6/25/29	EUR	9,400	9,426
JAB Holdings BV	2.250%	12/19/39	EUR	7,900	6,168
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,601	1,635
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	4,614
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	5,572
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	2,835
P3 Group Sarl	0.875%	1/26/26	EUR	3,700	3,549
P3 Group Sarl	1.625%	1/26/29	EUR	900	761
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	6,071
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	2,700
Prologis International Funding II SA	3.625%	3/7/30	EUR	2,500	2,588
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,940
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,819	2,423
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	7,187
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	852
SES SA	0.875%	11/4/27	EUR	1,590	1,502
SES SA	2.000%	7/2/28	EUR	1,900	1,810
					123,123
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	1,161	1,451
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	2,109
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,653
America Movil SAB de CV	5.750%	6/28/30	GBP	2,990	3,892
America Movil SAB de CV	4.948%	7/22/33	GBP	900	1,101
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	3,355
					14,561
Netherlands (1.0%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,700	17,476
ABN AMRO Bank NV	0.875%	1/14/26	EUR	500	517
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	0.600%	1/15/27	EUR	7,600	7,394
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,454
ABN AMRO Bank NV	5.125%	2/22/28	GBP	2,500	3,110
ABN AMRO Bank NV	4.250%	2/21/30	EUR	5,000	5,500
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	10,940
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,756
ABN AMRO Bank NV	3.000%	6/1/32	EUR	900	913
ABN AMRO Bank NV	5.125%	2/22/33	EUR	5,000	5,436
ABN AMRO Bank NV	1.000%	6/2/33	EUR	6,000	5,029
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	6,723
ABN AMRO Bank NV	4.500%	11/21/34	EUR	12,000	13,250
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	16,288
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	9,707
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,800	1,556
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,021
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	6,587
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	5,238
Aegon Bank NV	0.750%	6/27/59	EUR	1,200	1,196
Aegon NV	6.625%	12/16/39	GBP	444	629
Akzo Nobel NV	1.750%	11/7/24	EUR	1,875	2,020
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,118
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	4,014
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	4,437
Alliander NV	2.875%	6/14/24	EUR	300	329
Alliander NV	0.375%	6/10/30	EUR	6,316	5,768
ASML Holding NV	1.375%	7/7/26	EUR	13,525	14,153
ASML Holding NV	1.625%	5/28/27	EUR	667	695
ASML Holding NV	0.625%	5/7/29	EUR	2,214	2,105
ASR Nederland NV	7.000%	12/7/43	EUR	2,300	2,659
ASR Nederland NV	5.125%	9/29/45	EUR	1,545	1,671
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	3,662
ASR Nederland NV	5.000%	Perpetual	EUR	3,000	3,251
Athora Netherlands NV	2.250%	7/15/31	EUR	3,962	3,696
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,000	2,351
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	11,248	12,529
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,971	3,084
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	198
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	4,047
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,307
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,500	21,845
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,967	9,723
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	23,100	22,369
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	16,506
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	9,100	8,849
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	7,500	8,242
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,873
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,812	4,424
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	4,508
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	6,000	6,574
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,707
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,569
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	1,000	683
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,400	2,957
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,515
Cooperatieve Rabobank UA	0.010%	11/27/40	EUR	1,400	871
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	641
CTP NV	2.125%	10/1/25	EUR	300	296
CTP NV	0.875%	1/20/26	EUR	1,200	1,110
CTP NV	0.625%	9/27/26	EUR	543	478
CTP NV	0.750%	2/18/27	EUR	5,214	4,499
CTP NV	1.250%	6/21/29	EUR	3,200	2,462
CTP NV	1.500%	9/27/31	EUR	1,904	1,366
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,778
de Volksbank NV	0.250%	6/22/26	EUR	3,000	2,928
de Volksbank NV	2.375%	5/4/27	EUR	9,300	9,641
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,504
de Volksbank NV	0.375%	3/3/28	EUR	3,700	3,384
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
de Volksbank NV	1.750%	10/22/30	EUR	1,800	1,805
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,305
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,151
Euronext NV	1.125%	6/12/29	EUR	5,300	5,107
Euronext NV	1.500%	5/17/41	EUR	2,800	2,112
EXOR NV	1.750%	1/18/28	EUR	2,708	2,718
EXOR NV	2.250%	4/29/30	EUR	5,053	4,933
Heineken NV	1.500%	12/7/24	EUR	2,599	2,769
Heineken NV	1.625%	3/30/25	EUR	4,090	4,370
Heineken NV	2.875%	8/4/25	EUR	3,037	3,322
Heineken NV	1.375%	1/29/27	EUR	5,142	5,249
Heineken NV	1.500%	10/3/29	EUR	400	393
Heineken NV	2.250%	3/30/30	EUR	7,631	7,793
Heineken NV	1.750%	5/7/40	EUR	4,471	3,587
ING Bank NV	0.875%	4/11/28	EUR	7,900	7,829
ING Bank NV	2.500%	2/21/30	EUR	30,000	31,851
ING Bank NV	0.125%	12/8/32	EUR	15,700	13,452
ING Groep NV	2.125%	1/10/26	EUR	2,900	3,084
ING Groep NV	3.000%	2/18/26	GBP	5,400	6,374
ING Groep NV	1.250%	2/16/27	EUR	23,000	23,354
ING Groep NV	0.375%	9/29/28	EUR	27,700	25,739
ING Groep NV	0.250%	2/18/29	EUR	11,800	10,706
ING Groep NV	1.625%	9/26/29	EUR	13,500	14,032
ING Groep NV	0.250%	2/1/30	EUR	2,500	2,185
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,925
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,660
ING Groep NV	1.750%	2/16/31	EUR	4,500	4,202
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,089
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,320
JDE Peet's NV	0.625%	2/9/28	EUR	5,700	5,423
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	6,815
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	103
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,656	1,761
Koninklijke DSM NV	0.750%	9/28/26	EUR	9,400	9,646
Koninklijke DSM NV	0.250%	6/23/28	EUR	7,000	6,659
Koninklijke DSM NV	0.625%	6/23/32	EUR	7,500	6,582
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	5,236
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,771	2,246
Koninklijke KPN NV	0.875%	12/14/32	EUR	6,900	5,847
Koninklijke Philips NV	0.500%	5/22/26	EUR	100	100
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	3,873
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	5,004
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,724	4,044
LeasePlan Corp. NV	2.125%	5/6/25	EUR	4,600	4,859
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,109	7,036
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,200	2,135
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,700	6,921
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	2,660
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	3,800	3,925
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	400	422
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	6,564
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,323
NIBC Bank NV	0.875%	7/8/25	EUR	6,800	6,853
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	5,989
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	8,425
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	7,637
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,455
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,490
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	17,028
NN Group NV	1.625%	6/1/27	EUR	230	233
NN Group NV	4.625%	1/13/48	EUR	4,809	5,094
NN Group NV	4.375%	Perpetual	EUR	6,503	7,060
NN Group NV	4.500%	Perpetual	EUR	5,700	6,046
PostNL NV	1.000%	11/21/24	EUR	943	987
PostNL NV	0.625%	9/23/26	EUR	2,543	2,513
Royal Schiphol Group NV	0.000%	4/22/25	EUR	922	946
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	18,805
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shell International Finance BV	0.375%	2/15/25	EUR	12,052	12,608
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	13,015
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	3,656
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	4,909
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,664
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	7,267
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	4,200
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,532
Stedin Holding NV	0.875%	10/24/25	EUR	4,050	4,185
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,330
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,569
TenneT Holding BV	1.000%	6/13/26	EUR	100	103
TenneT Holding BV	1.375%	6/5/28	EUR	12,435	12,551
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	5,337
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	1,891
TenneT Holding BV	0.500%	6/9/31	EUR	6,000	5,466
TenneT Holding BV	0.125%	11/30/32	EUR	500	417
TenneT Holding BV	1.250%	10/24/33	EUR	778	702
TenneT Holding BV	0.875%	6/16/35	EUR	7,300	6,187
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	1,161
TenneT Holding BV	1.500%	6/3/39	EUR	6,768	5,695
TenneT Holding BV	0.500%	11/30/40	EUR	6,084	4,311
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	2,516
TenneT Holding BV	2.750%	5/17/42	EUR	9,400	9,050
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,600
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	2,090
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	1,801
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	1,738
					884,828
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	13,124	12,324
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,888	1,990
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,543	2,618
ASB Finance Ltd.	0.250%	5/21/31	EUR	30,301	25,958
Bank of New Zealand	2.552%	6/29/27	EUR	17,456	18,527
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	2,159
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	683	713
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	65
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	4,090	4,330
					68,684
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,549
Avinor A/S	1.000%	4/29/25	EUR	100	104
DNB Bank ASA	2.625%	6/10/26	GBP	18,700	22,221
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	10,780
DNB Bank ASA	3.125%	9/21/27	EUR	1,500	1,619
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	2,735
DNB Bank ASA	0.250%	2/23/29	EUR	13,000	11,939
DNB Bank ASA	4.000%	3/14/29	EUR	5,000	5,570
DNB Bank ASA	4.625%	2/28/33	EUR	4,000	4,347
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	5,087	5,342
DNB Boligkreditt A/S	0.625%	6/19/25	EUR	100	104
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,631	7,819
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	19,459
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	778	810
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	15,073
Equinor ASA	2.875%	9/10/25	EUR	10,384	11,313
Equinor ASA	0.750%	5/22/26	EUR	482	490
Equinor ASA	0.750%	11/9/26	EUR	7,347	7,393
Equinor ASA	1.250%	2/17/27	EUR	10,219	10,410
Equinor ASA	6.125%	11/27/28	GBP	149	198
Equinor ASA	6.875%	3/11/31	GBP	3,673	5,257
Equinor ASA	1.375%	5/22/32	EUR	10,083	9,310
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,312
Equinor ASA	1.625%	11/9/36	EUR	996	857
Equinor ASA	4.250%	4/10/41	GBP	2,657	3,024
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norsk Hydro ASA	1.125%	4/11/25	EUR	558	580
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	12,900	13,456
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	4,600	4,674
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,087	5,090
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	21,272	21,203
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,087	4,953
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,087	4,587
SpareBank 1 Boligkreditt A/S	1.750%	5/11/32	EUR	15,000	14,578
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	4,585
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	5,087	5,336
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	26,726	27,255
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	9,836	10,362
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,560
Statkraft A/S	1.125%	3/20/25	EUR	7,631	8,038
Statkraft A/S	1.500%	3/26/30	EUR	1,387	1,356
Statnett SF	0.875%	3/8/25	EUR	792	829
Statnett SF	1.250%	4/26/30	EUR	2,023	1,935
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	2,229
Telenor ASA	2.500%	5/22/25	EUR	1,216	1,312
Telenor ASA	0.750%	5/31/26	EUR	8,289	8,397
Telenor ASA	1.125%	5/31/29	EUR	6,836	6,537
					322,887
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	2,927	3,222
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,644
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	7,179
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	3,000	2,886
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,400	8,591
EDP Finance BV	2.000%	4/22/25	EUR	8,189	8,809
EDP Finance BV	1.625%	1/26/26	EUR	9,251	9,750
EDP Finance BV	0.375%	9/16/26	EUR	5,087	5,061
EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,487
Energias de Portugal SA	2.875%	6/1/26	EUR	10,300	11,094
Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,368
					60,869
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,092	2,924
NE Property BV	3.375%	7/14/27	EUR	1,107	1,080
NE Property BV	2.000%	1/20/30	EUR	1,000	796
					4,800
Singapore (0.1%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	500	368
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	5,087	5,295
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	9,629
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	3,985	4,387
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	4,201
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,816
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,359	6,644
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	13,197
					45,537
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	150	158
Anglo American Capital plc	1.625%	3/11/26	EUR	3,885	4,053
					4,211
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,200	1,125
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,400	2,604
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	5,100	5,623
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	108
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	2,067
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	400	412
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,747
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	700	696
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,522
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	6,060
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	8,474
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,814
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,720
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,533
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	1,900	1,966
Amadeus IT Group SA	2.875%	5/20/27	EUR	1,500	1,604
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,300	2,318
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	18,849
AYT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,504
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,500	1,625
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,500	1,576
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,500	3,879
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	7,685
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	5,300	5,155
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	19,000	18,790
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	7,109
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	6,000	6,489
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	7,700	7,806
Banco de Sabadell SA	0.625%	6/10/24	EUR	15,600	16,603
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,000	7,981
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,462
Banco Santander SA	1.375%	7/31/24	GBP	2,000	2,388
Banco Santander SA	1.125%	11/27/24	EUR	7,300	7,733
Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	7,309
Banco Santander SA	1.125%	1/17/25	EUR	2,000	2,105
Banco Santander SA	2.500%	3/18/25	EUR	4,900	5,247
Banco Santander SA	1.000%	4/7/25	EUR	21,900	22,977
Banco Santander SA	1.375%	1/5/26	EUR	3,000	3,090
Banco Santander SA	1.500%	1/25/26	EUR	13,300	13,914
Banco Santander SA	3.875%	2/6/26	EUR	300	334
Banco Santander SA	3.250%	4/4/26	EUR	4,700	5,036
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,919
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,925
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,411
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,250
Banco Santander SA	0.500%	3/24/27	EUR	9,200	9,081
Banco Santander SA	4.625%	5/4/27	EUR	8,100	9,350
Banco Santander SA	2.375%	9/8/27	EUR	15,000	15,883
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,490
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,188
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,434
Banco Santander SA	0.310%	6/9/28	CHF	4,335	4,320
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,561
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,496
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,021
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,624
Banco Santander SA	2.750%	9/8/32	EUR	20,000	20,849
Banco Santander SA	2.000%	11/27/34	EUR	5,900	5,587
Bankinter SA	1.000%	2/5/25	EUR	4,200	4,408
Bankinter SA	1.250%	2/7/28	EUR	400	399
CaixaBank SA	1.125%	5/17/24	EUR	4,000	4,286
CaixaBank SA	4.000%	2/3/25	EUR	6,200	6,863
CaixaBank SA	3.875%	2/17/25	EUR	8,600	9,501
CaixaBank SA	0.625%	3/27/25	EUR	9,100	9,472
CaixaBank SA	1.000%	9/25/25	EUR	5,700	5,911
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,107
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,526
CaixaBank SA	0.750%	7/9/26	EUR	12,500	12,516
CaixaBank SA	0.750%	7/10/26	EUR	8,800	9,048
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,486
CaixaBank SA	1.250%	1/11/27	EUR	400	408
CaixaBank SA	1.000%	1/17/28	EUR	17,700	17,506
CaixaBank SA	3.500%	4/6/28	GBP	3,000	3,399
CaixaBank SA	0.750%	5/26/28	EUR	9,100	8,654
CaixaBank SA	0.500%	2/9/29	EUR	5,900	5,401
43

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	2.250%	4/17/30	EUR	15,100	15,438
CaixaBank SA	5.375%	11/14/30	EUR	3,000	3,423
CaixaBank SA	6.250%	2/23/33	EUR	3,000	3,365
CaixaBank SA	6.875%	10/25/33	GBP	2,000	2,451
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,717
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,100	3,233
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,800	1,908
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	552
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,723
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	2,958
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,753
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	102
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,500	2,666
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	1,148
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,500	2,713
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	200	212
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,000	6,285
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,562
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	1,921
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	1,900	1,808
Iberdrola International BV	1.875%	10/8/24	EUR	200	216
Iberdrola International BV	0.375%	9/15/25	EUR	8,400	8,688
Iberdrola International BV	1.125%	4/21/26	EUR	2,100	2,183
Iberdrola International BV	1.874%	Perpetual	EUR	15,200	15,054
Iberdrola International BV	2.250%	Perpetual	EUR	8,500	7,592
Iberdrola International BV	3.250%	Perpetual	EUR	2,200	2,329
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,200	2,334
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,378
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,086
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,320
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,900	1,847
Mapfre SA	1.625%	5/19/26	EUR	900	930
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,516
Mapfre SA	4.125%	9/7/48	EUR	3,500	3,560
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,906	5,141
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	6,600	5,553
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,258
Naturgy Finance BV	0.875%	5/15/25	EUR	1,600	1,669
Naturgy Finance BV	1.250%	4/19/26	EUR	4,500	4,630
Naturgy Finance BV	1.375%	1/19/27	EUR	100	102
Naturgy Finance BV	1.500%	1/29/28	EUR	1,300	1,307
Naturgy Finance BV	0.750%	11/28/29	EUR	3,100	2,862
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	5,361	5,529
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	4,876
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	18,100	21,132
Prosegur Cash SA	1.375%	2/4/26	EUR	700	726
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	200	212
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	400	415
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	2,500	2,583
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,000	3,165
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	2,141
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,603
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	5,424
Repsol International Finance BV	0.250%	8/2/27	EUR	700	676
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	2,871
Repsol International Finance BV	3.750%	Perpetual	EUR	3,000	3,080
Repsol International Finance BV	4.247%	Perpetual	EUR	3,000	2,966
Santander Consumer Finance SA	0.375%	6/27/24	EUR	5,000	5,293
Santander Consumer Finance SA	0.375%	1/17/25	EUR	4,500	4,677
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	9,019
Telefonica Emisiones SA	5.375%	2/2/26	GBP	593	746
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,089
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	8,241
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	415
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,307
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	2,145
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	6,078
44

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	3,115
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,400	11,732
Telefonica Emisiones SA	1.807%	5/21/32	EUR	9,000	8,491
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	3,161
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	3,478
Unicaja Banco SA	4.500%	6/30/25	EUR	1,000	1,096
Unicaja Banco SA	1.000%	12/1/26	EUR	3,600	3,553
					729,847
Sweden (1.0%)
Akelius Residential Property AB	1.750%	2/7/25	EUR	723	745
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,545	1,783
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	2,571
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	4,716
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	4,125	4,223
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	900	872
Atlas Copco AB	0.625%	8/30/26	EUR	330	337
Balder Finland OYJ	1.000%	1/20/29	EUR	500	366
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	1,686
Balder Finland OYJ	2.000%	1/18/31	EUR	1,000	706
Castellum AB	0.750%	9/4/26	EUR	1,000	886
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	3,600	3,602
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	2,670	1,938
Danske Hypotek AB	1.000%	12/17/25	SEK	232,000	21,217
EQT AB	2.375%	4/6/28	EUR	3,500	3,404
EQT AB	2.875%	4/6/32	EUR	4,600	4,042
Essity AB	1.625%	3/30/27	EUR	778	800
Essity AB	0.250%	2/8/31	EUR	6,316	5,314
Fastighets AB Balder	1.125%	1/29/27	EUR	2,700	2,297
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	2,248
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,248	3,720
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	3,009	2,453
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	2,300	1,847
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,291
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	4,132	2,848
Investor AB	0.375%	10/29/35	EUR	6,500	4,845
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	81,500	7,722
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	36,881
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,543	2,697
Nordea Hypotek AB	1.000%	9/18/24	SEK	694,400	65,294
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	6,648
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	29,845
Nordea Hypotek AB	3.500%	9/20/28	SEK	100,000	9,741
Sagax AB	2.250%	3/13/25	EUR	1,509	1,569
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	1,801
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,454
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	2,500	2,415
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	3,587	2,667
Sandvik AB	2.125%	6/7/27	EUR	6,050	6,330
SBB Treasury OYJ	0.750%	12/14/28	EUR	2,287	1,514
SBB Treasury OYJ	1.125%	11/26/29	EUR	4,000	2,571
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	22,000	2,060
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	568,000	51,949
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,275	10,444
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,488
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	10,000	9,550
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	503	497
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	5,432
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	8,770	9,466
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	4,451
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	6,265
SKF AB	0.250%	2/15/31	EUR	2,906	2,429
Stadshypotek AB	1.500%	12/3/24	SEK	620,000	58,277
Stadshypotek AB	0.500%	7/11/25	EUR	1,545	1,599
Stadshypotek AB	0.375%	3/13/26	EUR	16,996	17,238
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	50,468
Stadshypotek AB	0.125%	10/5/26	EUR	400	396
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	20,655
45

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,506
Stadshypotek AB	2.500%	12/1/27	SEK	386,000	36,093
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,525
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,543	2,692
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	9,640	10,119
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,142	4,977
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	16,500	15,521
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	4,395
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,659
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	176,000	16,687
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,635	5,894
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	382,000	34,930
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,543	2,620
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,514
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	418	421
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	25,717
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	23,433
Swedbank AB	0.750%	5/5/25	EUR	3,092	3,203
Swedbank AB	0.250%	11/2/26	EUR	5,233	5,085
Swedbank AB	1.300%	2/17/27	EUR	4,500	4,444
Swedbank AB	0.300%	5/20/27	EUR	11,538	11,229
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,402
Swedbank AB	0.200%	1/12/28	EUR	10,841	9,910
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,543	2,711
Swedbank Hypotek AB	1.000%	9/18/24	SEK	465,000	43,628
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,087	5,191
Swedbank Hypotek AB	1.375%	5/31/27	EUR	18,800	19,276
Tele2 AB	1.125%	5/15/24	EUR	4,254	4,554
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,721
Tele2 AB	0.750%	3/23/31	EUR	704	604
Telia Co. AB	3.875%	10/1/25	EUR	1,046	1,161
Telia Co. AB	3.000%	9/7/27	EUR	100	108
Telia Co. AB	0.125%	11/27/30	EUR	2,245	1,915
Telia Co. AB	2.125%	2/20/34	EUR	6,139	5,738
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,646
Telia Co. AB	1.375%	5/11/81	EUR	1,900	1,852
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,954
Vattenfall AB	0.050%	10/15/25	EUR	3,037	3,080
Vattenfall AB	6.875%	4/15/39	GBP	2,543	3,699
Volvo Treasury AB	2.000%	8/19/27	EUR	7,000	7,247
					857,631
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	7,950
Adecco International Financial Services BV	1.000%	12/2/24	EUR	448	474
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,854
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	4,300	4,272
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	4,539	4,814
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	19,019
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	961
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	2,546
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,400
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,763	2,954
Credit Suisse AG	0.250%	1/5/26	EUR	11,200	10,963
Credit Suisse AG	1.500%	4/10/26	EUR	418	420
Credit Suisse Group AG	1.250%	7/17/25	EUR	3,541	3,659
Credit Suisse Group AG	2.750%	8/8/25	GBP	1,000	1,145
Credit Suisse Group AG	2.125%	9/12/25	GBP	7,347	8,564
Credit Suisse Group AG	3.250%	4/2/26	EUR	19,003	19,770
Credit Suisse Group AG	2.125%	10/13/26	EUR	3,000	3,025
Credit Suisse Group AG	1.000%	6/24/27	EUR	12,852	12,292
Credit Suisse Group AG	7.000%	9/30/27	GBP	3,000	3,802
Credit Suisse Group AG	0.650%	1/14/28	EUR	10,875	10,020
Credit Suisse Group AG	2.250%	6/9/28	GBP	5,179	5,493
Credit Suisse Group AG	7.750%	3/1/29	EUR	8,500	10,196
Credit Suisse Group AG	0.650%	9/10/29	EUR	9,777	8,108
Credit Suisse Group AG	2.125%	11/15/29	GBP	1,500	1,506
Credit Suisse Group AG	0.625%	1/18/33	EUR	4,100	2,958
46

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Suisse Group AG	7.375%	9/7/33	GBP	1,500	2,003
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,810	6,161
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	5,835
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	8,701	8,820
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	5,245
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	5,087	5,023
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	5,148
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,395
Holcim Finance Luxembourg SA	1.500%	4/6/25	EUR	3,000	3,168
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	200	216
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	2,199
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	5,443
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	2,101	1,814
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	6,435
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	1,900	1,508
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	518	534
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	900	823
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	8,679
Novartis AG	0.625%	11/13/29	CHF	1,395	1,433
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,652
Novartis Finance SA	0.625%	9/20/28	EUR	100	97
Novartis Finance SA	1.375%	8/14/30	EUR	4,144	4,071
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,400	5,989
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,545	2,748
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,080	4,387
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,065	6,908
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	5,774
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,525	1,759
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	14,690
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,015	1,162
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	13,433
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	16,856
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	4,268
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	2,623
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	14,571
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	7,955
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	23,113
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	3,823
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	7,875
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,015	1,101
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	16,024
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	8,928
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	5,050
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,015	1,114
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,780	1,802
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	4,560
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	19,576
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	6,223
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	3,942
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	5,964
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	9,715	9,028
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,545	2,506
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	9,560
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,223
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,597
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	15,796
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,382
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	1,835
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	1,905
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	2,701
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	16,034
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	3,669
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	2,638
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	3,624
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	4,119
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	16,585	18,194
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,120	1,233
47

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,645	8,321
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,545	2,763
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,525	1,713
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,320	7,867
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	3,967
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	5,357
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	7,814
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	4,481
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	620	643
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	8,975	9,178
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	20,726
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	2,720
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	18,042
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	5,960	6,517
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	12,675
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	2,588
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	18,596
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	9,016
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	4,887
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	3,751
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	14,533
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	5,041
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	6,916
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	2,920
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	7,237
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	6,904
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	6,268
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	12,971
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,339
Richemont International Holding SA	1.000%	3/26/26	EUR	7,850	8,199
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	5,809
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	6,971
Richemont International Holding SA	1.625%	5/26/40	EUR	5,087	4,128
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	4,600	4,594
St. Galler Kantonalbank	0.500%	6/24/25	CHF	2,790	3,031
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	5,314
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	4,300	3,956
Swisscom AG	1.750%	7/10/24	CHF	1,015	1,133
UBS AG	0.500%	3/31/31	EUR	6,400	5,417
UBS Group AG	1.500%	11/30/24	EUR	4,025	4,232
UBS Group AG	0.250%	1/29/26	EUR	2,543	2,578
UBS Group AG	1.250%	9/1/26	EUR	13,541	13,418
UBS Group AG	0.250%	2/24/28	EUR	6,216	5,600
UBS Group AG	0.250%	11/5/28	EUR	20,041	18,013
UBS Group AG	4.375%	1/11/31	EUR	3,000	3,223
UBS Group AG	0.875%	11/3/31	EUR	3,824	3,073
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,545	2,719
Zuercher Kantonalbank	0.125%	5/13/26	CHF	835	885
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,805
Zuercher Kantonalbank	0.010%	1/21/33	CHF	7,000	6,419
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	3,500	3,996
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,631	6,164
					903,557
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	311
DP World Ltd.	4.250%	9/25/30	GBP	996	1,155
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	1,029
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	670
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	6,251
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,497	1,671
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	4,453	4,397
MDGH - GMTN BV	6.875%	3/14/26	GBP	415	548
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,617
					17,649
48

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom (2.4%)
3i Group plc	5.750%	12/3/32	GBP	2,561	3,250
3i Group plc	3.750%	6/5/40	GBP	1,300	1,223
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,102	3,563
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	996	1,214
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	498
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,046
ABP Finance plc	6.250%	12/14/26	GBP	2,159	2,761
Admiral Group plc	5.500%	7/25/24	GBP	1,216	1,510
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	778
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,731	4,794
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,652
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,929
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,366	1,358
Anchor Hanover Group	2.000%	7/21/51	GBP	1,509	1,043
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	2,389	2,793
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,619	2,014
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,625
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,762
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	504
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	950
Anglo American Capital plc	5.000%	3/15/31	EUR	6,000	6,757
Annington Funding plc	1.650%	7/12/24	EUR	1,985	2,094
Annington Funding plc	2.646%	7/12/25	GBP	1,545	1,804
Annington Funding plc	3.184%	7/12/29	GBP	3,005	3,170
Annington Funding plc	3.685%	7/12/34	GBP	3,705	3,661
Annington Funding plc	3.935%	7/12/47	GBP	2,987	2,618
Arqiva Financing plc	4.882%	12/31/32	GBP	2,348	2,808
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,854
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,866	2,229
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,019	2,416
Assura Financing plc	1.625%	6/30/33	GBP	900	781
Aster Treasury plc	4.500%	12/18/43	GBP	1,381	1,638
AstraZeneca plc	0.750%	5/12/24	EUR	9,300	9,994
AstraZeneca plc	1.250%	5/12/28	EUR	100	100
AstraZeneca plc	0.375%	6/3/29	EUR	14,000	12,942
AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,790
Aviva plc	1.875%	11/13/27	EUR	2,094	2,138
Aviva plc	4.000%	10/2/30	CAD	1,663	1,127
Aviva plc	3.875%	7/3/44	EUR	1,249	1,346
Aviva plc	3.375%	12/4/45	EUR	3,092	3,217
Aviva plc	4.375%	9/12/49	GBP	538	601
Aviva plc	4.000%	6/3/55	GBP	1,971	1,941
Aviva plc	6.875%	5/20/58	GBP	4,469	5,948
Babcock International Group plc	1.875%	10/5/26	GBP	2,094	2,297
Babcock International Group plc	1.375%	9/13/27	EUR	383	375
Bank of Scotland plc	4.875%	12/20/24	GBP	716	899
Barclays plc	1.375%	1/24/26	EUR	6,953	7,265
Barclays plc	3.000%	5/8/26	GBP	2,835	3,291
Barclays plc	3.250%	2/12/27	GBP	11,624	13,336
Barclays plc	2.166%	6/23/27	CAD	1,409	936
Barclays plc	0.877%	1/28/28	EUR	9,800	9,390
Barclays plc	0.577%	8/9/29	EUR	7,048	6,239
Barclays plc	3.750%	11/22/30	GBP	2,739	3,159
Barclays plc	6.369%	1/31/31	GBP	3,000	3,807
Barclays plc	1.125%	3/22/31	EUR	5,321	5,078
Barclays plc	1.106%	5/12/32	EUR	7,448	6,148
Barclays plc	8.407%	11/14/32	GBP	3,500	4,561
Barclays plc	3.250%	1/17/33	GBP	4,400	4,402
Barclays plc	5.262%	1/29/34	EUR	3,000	3,327
BAT Capital Corp.	2.125%	8/15/25	GBP	4,113	4,783
BAT International Finance plc	2.750%	3/25/25	EUR	3,092	3,346
BAT International Finance plc	4.000%	9/4/26	GBP	7,000	8,287
BAT International Finance plc	1.250%	3/13/27	EUR	4,007	3,977
BAT International Finance plc	2.250%	6/26/28	GBP	7,600	7,864
BAT International Finance plc	2.250%	1/16/30	EUR	9,177	8,414
BAT International Finance plc	6.000%	11/24/34	GBP	3,037	3,443
49

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BAT International Finance plc	5.750%	7/5/40	GBP	1,657	1,726
	BAT International Finance plc	2.250%	9/9/52	GBP	1,541	770
	BAT Netherlands Finance BV	2.375%	10/7/24	EUR	5,087	5,482
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,472
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,748
	BG Energy Capital plc	5.125%	12/1/25	GBP	3,046	3,845
	BG Energy Capital plc	2.250%	11/21/29	EUR	2,812	2,857
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,441
	Blend Funding plc	3.459%	9/21/49	GBP	3,000	2,890
	Blend Funding plc	2.922%	4/5/56	GBP	4,355	3,545
	BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,348
	BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	2,137
	BP Capital Markets plc	1.177%	8/12/23	GBP	1,601	1,989
	BP Capital Markets plc	0.900%	7/3/24	EUR	4,447	4,754
	BP Capital Markets plc	0.830%	9/19/24	EUR	4,090	4,358
	BP Capital Markets plc	2.030%	2/14/25	GBP	613	732
	BP Capital Markets plc	1.953%	3/3/25	EUR	3,650	3,925
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,199	868
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,708	2,849
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,653	2,891
	BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	5,002
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	7,008
	BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	13,883
	BP Capital Markets plc	0.831%	11/8/27	EUR	7,631	7,528
	BP Capital Markets plc	2.519%	4/7/28	EUR	8,233	8,681
	BP Capital Markets plc	2.822%	4/7/32	EUR	7,401	7,542
	BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	3,005
	BP Capital Markets plc	3.250%	Perpetual	EUR	4,529	4,595
	BP Capital Markets plc	3.625%	Perpetual	EUR	8,911	8,507
	BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	5,713
	BPHA Finance plc	4.816%	4/11/44	GBP	613	725
	British Land Co. plc	2.375%	9/14/29	GBP	887	895
	British Telecommunications plc	1.500%	6/23/27	EUR	5,087	5,175
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	2,138
	British Telecommunications plc	2.125%	9/26/28	EUR	100	103
	British Telecommunications plc	5.750%	12/7/28	GBP	756	968
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	3,797
	British Telecommunications plc	3.125%	11/21/31	GBP	800	853
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	1,058
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,607
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,330	4,018
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	854
	BUPA Finance plc	5.000%	12/8/26	GBP	2,599	3,142
	Burberry Group plc	1.125%	9/21/25	GBP	2,543	2,907
	Cadent Finance plc	0.625%	9/22/24	EUR	12,880	13,595
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	5,955
	Cadent Finance plc	0.625%	3/19/30	EUR	13,383	11,764
	Cadent Finance plc	0.750%	3/11/32	EUR	643	541
	Cadent Finance plc	2.250%	10/10/35	GBP	4,312	3,809
	Cadent Finance plc	2.625%	9/22/38	GBP	1,910	1,645
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	922
	Cadent Finance plc	2.750%	9/22/46	GBP	482	370
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,768
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,313
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	5,428
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,724	3,146
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	704	529
	Centrica plc	4.375%	3/13/29	GBP	4,376	5,166
	Centrica plc	7.000%	9/19/33	GBP	4,545	6,340
	Centrica plc	4.250%	9/12/44	GBP	4,183	4,194
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	3,304
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,481
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,696
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,756
	Citizen Treasury plc	3.250%	10/20/48	GBP	3,278	3,022
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	8,344	8,724
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,672
50

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	1,900	1,523
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	5,855	6,162
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	1,993
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	2,775
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	93
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,633	4,880
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,266
	Clarion Funding plc	2.625%	1/18/29	GBP	752	832
	Clarion Funding plc	3.125%	4/19/48	GBP	1,634	1,416
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	8,312
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	3,146	3,330
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	2,885
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	7,200
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	2,982	3,199
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,545	1,662
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,084	6,370
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,668
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	5,791
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	3,786
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	832	888
	Compass Group plc	2.000%	9/5/25	GBP	200	237
	Compass Group plc	2.000%	7/3/29	GBP	3,028	3,272
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,345	1,378
	Coventry Building Society	2.000%	12/20/30	GBP	2,938	2,861
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,545	1,834
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	112
	Crh Finance UK plc	4.125%	12/2/29	GBP	2,927	3,462
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	519	687
	Dali Capital plc	4.799%	12/21/37	GBP	350	419
	Derby Healthcare plc	5.564%	6/30/41	GBP	719	919
	Derwent London plc	1.875%	11/17/31	GBP	2,000	1,834
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	8,715
	Diageo Finance plc	0.500%	6/19/24	EUR	368	392
	Diageo Finance plc	1.750%	9/23/24	EUR	9,400	10,137
	Diageo Finance plc	2.500%	3/27/32	EUR	6,431	6,555
	Diageo Finance plc	1.250%	3/28/33	GBP	3,541	3,257
	DS Smith plc	1.375%	7/26/24	EUR	200	214
	DS Smith plc	0.875%	9/12/26	EUR	3,019	3,021
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,107	1,260
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	493
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	457
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,058	979
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	371
	easyJet FinCo BV	1.875%	3/3/28	EUR	14,526	14,031
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,023	1,405
	EMH Treasury plc	4.500%	1/29/44	GBP	545	622
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	768	1,005
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,765	1,652
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,402	1,390
	Firstgroup plc	6.875%	9/18/24	GBP	1,359	1,709
	Flagship Finance plc	1.875%	7/14/61	GBP	946	586
	Futures Treasury plc	3.375%	2/8/44	GBP	1,492	1,444
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	448	562
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,150	11,763
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	2,939
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	4,285
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	1,934
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,666
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	254
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	4,069
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	150	161
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	512	574
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	7,920
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	410
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,463
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	5,524	5,871
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	9,093
51

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	4,989
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	8,911	8,041
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	837
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,900
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	431
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	2,117
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	414
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,835
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	417	544
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	743	877
	Greene King Finance plc	5.318%	9/15/31	GBP	643	752
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	966	1,035
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,530
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	519
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,236	1,330
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	1,957
	Hammerson plc	7.250%	4/21/28	GBP	2,049	2,370
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	6,316	6,585
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	4,875
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	4,268	2,919
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	6,096	5,768
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,441	2,396
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	7,077
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,523	2,040
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,104	1,943
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,281	889
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	5,000	4,497
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,100	750
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,607	1,060
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	2,105
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	4,469	5,757
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,272	1,382
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	521	409
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	897
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	3,866
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,708
[1]	Housing & Care 21	3.288%	11/8/49	GBP	640	579
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	243
	HSBC Holdings plc	0.875%	9/6/24	EUR	8,958	9,499
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,941	10,695
	HSBC Holdings plc	0.309%	11/13/26	EUR	16,141	16,232
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,266	3,757
	HSBC Holdings plc	2.500%	3/15/27	EUR	3,724	3,913
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	8,680
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,471	4,944
	HSBC Holdings plc	4.752%	3/10/28	EUR	5,000	5,589
	HSBC Holdings plc	3.000%	7/22/28	GBP	17,886	20,179
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	1,775
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,350	1,725
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	5,406
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,345
	HSBC Holdings plc	4.787%	3/10/32	EUR	4,000	4,469
	HSBC Holdings plc	6.364%	11/16/32	EUR	6,000	6,774
	HSBC Holdings plc	8.201%	11/16/34	GBP	2,500	3,337
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,150	6,561
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	4,466
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	221	279
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,580	1,582
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	2,905
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	4,034
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	448	473
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	414
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	8,070
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	4,164
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,504
	Informa plc	3.125%	7/5/26	GBP	581	677
	Informa plc	1.250%	4/22/28	EUR	1,670	1,597
52

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,400	1,259
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,557	4,424
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,699
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	474
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	3,061
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	842
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,282
	Leeds Building Society	0.500%	7/3/24	EUR	300	318
	Leeds Building Society	1.375%	10/6/27	GBP	11,904	12,587
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	4,808
	Legal & General Group plc	5.375%	10/27/45	GBP	1,765	2,167
	Legal & General Group plc	5.125%	11/14/48	GBP	548	650
	Legal & General Group plc	4.500%	11/1/50	GBP	3,600	3,972
	Legal & General Group plc	5.500%	6/27/64	GBP	702	794
	Lendlease Europe Finance plc	3.500%	12/2/33	GBP	2,704	2,209
	Liberty Living Finance plc	2.625%	11/28/24	GBP	996	1,181
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,800	2,611
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	885	1,096
	Linde Finance BV	0.550%	5/19/32	EUR	8,200	7,078
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	701
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,306
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,740	9,719
	Lloyds Bank plc	0.625%	3/26/25	EUR	300	313
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	5,064
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,590	2,003
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	7,083
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	18,441
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	996	1,195
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,226	871
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	6,060	3,905
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	700,000	5,127
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,361	5,611
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	5,454
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,566
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,821	1,959
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	7,182
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,545	6,344
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	5,553
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	4,914
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	2,974
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	1,900	1,854
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	480
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,641
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,889
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	690
	London Power Networks plc	6.125%	6/7/27	GBP	362	470
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	6,950
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	447	549
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	4,996
	M&G plc	5.625%	10/20/51	GBP	2,698	3,121
	M&G plc	5.560%	7/20/55	GBP	5,777	6,511
	M&G plc	6.340%	12/19/63	GBP	1,710	1,930
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	996	1,199
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,764
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,515
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,405	1,609
[1,7]	Merseylink Issuer plc	3.842%	3/31/43	GBP	200	228
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	1,009
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	1,056
	Morhomes plc	3.400%	2/19/40	GBP	887	892
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,988	4,047
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	5,469
	Motability Operations Group plc	0.125%	7/20/28	EUR	8,944	8,327
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	5,246
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,328
	Motability Operations Group plc	3.500%	7/17/31	EUR	2,500	2,734
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	3,353
53

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,100	4,534
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	89
	Myriad Capital plc	4.750%	12/20/43	GBP	900	1,011
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	3,000	3,260
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,400	5,876
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	5,897	6,986
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,364
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,653
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,826
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	2,369
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,432
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,240
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,163
	National Grid plc	0.163%	1/20/28	EUR	7,000	6,563
	National Grid plc	0.553%	9/18/29	EUR	7,243	6,468
	National Grid plc	2.949%	3/30/30	EUR	8,000	8,252
	National Grid plc	0.750%	9/1/33	EUR	1,200	947
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,992
	National Grid plc	4.275%	1/16/35	EUR	2,000	2,193
	National Westminster Bank plc	0.500%	5/15/24	EUR	5,087	5,421
	Nationwide Building Society	1.250%	3/3/25	EUR	300	316
	Nationwide Building Society	5.625%	1/28/26	GBP	723	930
	Nationwide Building Society	1.500%	3/8/26	EUR	7,576	7,912
	Nationwide Building Society	3.000%	5/6/26	GBP	10,444	12,398
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	19,265
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	5,515
	Nationwide Building Society	0.250%	9/14/28	EUR	8,406	7,594
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,646
	Nationwide Building Society	2.000%	7/25/29	EUR	2,447	2,579
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	7,681
	NatWest Group plc	1.750%	3/2/26	EUR	26,952	28,345
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	10,936
	NatWest Group plc	0.670%	9/14/29	EUR	11,800	10,671
	NatWest Group plc	1.043%	9/14/32	EUR	8,700	7,821
	NatWest Group plc	7.416%	6/6/33	GBP	3,000	3,848
	NatWest Markets plc	1.000%	5/28/24	EUR	5,087	5,433
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	15,916
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	5,811
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,817
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	944
	Next Group plc	3.625%	5/18/28	GBP	3,541	4,095
	NIE Finance plc	2.500%	10/27/25	GBP	2,043	2,401
	NIE Finance plc	5.875%	12/1/32	GBP	3,000	3,944
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	301
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,811
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	791	983
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	778	537
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	3,885
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	335
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,693
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	580
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	3,115
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	699
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	886
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	131
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,855
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	514	655
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	2,068
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,590
	Optivo Finance plc	3.283%	3/22/48	GBP	900	801
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,232
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,872
	Orbit Capital plc	3.375%	6/14/48	GBP	516	469
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,777	2,049
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,336
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	965
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	2,023
54

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	169
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,588
	Pearson Funding plc	1.375%	5/6/25	EUR	283	298
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,240
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	650
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	3,872	5,034
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	4,339
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	5,466	5,447
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	6,019	7,080
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,381	1,579
	Places For People Treasury plc	2.875%	8/17/26	GBP	3,037	3,534
	Platform HG Financing plc	1.926%	9/15/41	GBP	1,000	808
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,394
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	2,054
	Prs Finance plc	1.750%	11/24/26	GBP	10,445	11,962
	Prs Finance plc	2.000%	1/23/29	GBP	8,131	9,000
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,478
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	1,781
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,595
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,053	4,712
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,543	2,371
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	2,146
	RELX Capital Inc.	1.300%	5/12/25	EUR	996	1,048
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	7,342
	RELX Finance BV	0.875%	3/10/32	EUR	3,108	2,757
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	7,222
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,395
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,599	2,749
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	5,522
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	1,149
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	2,021
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,471	5,199
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,346	1,713
	Rothesay Life plc	8.000%	10/30/25	GBP	2,707	3,489
	Rothesay Life plc	3.375%	7/12/26	GBP	6,011	6,919
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	8,207	9,619
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	3,092	3,600
	Royal Mail plc	1.250%	10/8/26	EUR	2,543	2,553
	Sage Group plc	1.625%	2/25/31	GBP	4,608	4,458
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,535
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,471
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	412
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,356	9,925
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	7,401	8,672
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	600	644
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	7,927
	Santander UK plc	0.100%	5/12/24	EUR	10,275	10,914
	Santander UK plc	1.250%	9/18/24	EUR	3,376	3,597
	Santander UK plc	0.500%	1/10/25	EUR	4,144	4,330
	Santander UK plc	5.750%	3/2/26	GBP	3,012	3,887
	Santander UK plc	5.250%	2/16/29	GBP	3,122	4,030
	Santander UK plc	3.875%	10/15/29	GBP	4,648	5,422
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	634
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	585
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	278
	Segro Capital Sarl	0.500%	9/22/31	EUR	3,724	2,859
	Segro plc	2.375%	10/11/29	GBP	558	596
	Segro plc	2.875%	10/11/37	GBP	200	189
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,912	2,311
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	613	644
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	3,000	3,580
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	515
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,291	2,708
	Sky Ltd.	2.250%	11/17/25	EUR	300	321
	Sky Ltd.	2.500%	9/15/26	EUR	20,774	22,227
	Sky Ltd.	6.000%	5/21/27	GBP	150	197
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	2,904
55

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,137
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	460
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,680
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	1,991
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	708
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,864	4,482
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,310	2,769
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	449
	Southern Housing	3.500%	10/19/47	GBP	723	664
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,638	9,876
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,414	4,787
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	2,014
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	164
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	60
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	227
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,812
	SP Distribution plc	5.875%	7/17/26	GBP	613	785
	SP Manweb plc	4.875%	9/20/27	GBP	200	250
	SSE plc	1.250%	4/16/25	EUR	6,579	6,929
	SSE plc	0.875%	9/6/25	EUR	778	807
	SSE plc	8.375%	11/20/28	GBP	1,512	2,180
	SSE plc	1.750%	4/16/30	EUR	2,500	2,418
	SSE plc	6.250%	8/27/38	GBP	3,328	4,454
	SSE plc	3.125%	Perpetual	EUR	2,000	2,000
	SSE plc	4.000%	Perpetual	EUR	7,433	7,461
	Stagecoach Group plc	4.000%	9/29/25	GBP	200	237
	Standard Chartered plc	1.625%	10/3/27	EUR	353	355
	Standard Chartered plc	0.850%	1/27/28	EUR	3,092	2,983
	Standard Chartered plc	1.200%	9/23/31	EUR	400	377
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,833
	Student Finance plc	2.666%	9/30/29	GBP	723	892
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	192	259
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	719	771
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,820	3,242
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	575	718
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,217
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	15,142	15,288
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	7,000	6,191
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,455	2,037
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,894	2,392
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	965	1,180
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,460	3,034
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,276	3,880
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	346	246
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	4,090	5,014
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	4,600	4,375
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	613	711
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,840	2,460
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	3,000	3,311
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,717	1,750
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,300	1,960
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	700	937
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,433	1,622
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	721	851
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	4,199	3,361
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	802	979
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,607	1,718
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	603	939
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,216	1,703
	THFC Funding No. 2 plc	5.200%	10/11/45	GBP	2,163	2,669
	THFC Funding, Plc	5.125%	12/21/37	GBP	2,000	2,515
	Together Housing Finance plc	4.500%	12/17/42	GBP	330	373
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	655
	Unilever Finance Netherlands BV	0.500%	1/6/25	EUR	100	105
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	10,275	10,922
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	5,247
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,708	2,681
56

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	9,587	9,626
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	597
	Unilever plc	1.500%	7/22/26	GBP	100	115
	Unilever plc	1.500%	6/11/39	EUR	2,653	2,221
	UNITE Group plc	3.500%	10/15/28	GBP	704	778
	UNITE USAF II plc	3.921%	6/30/30	GBP	2,037	2,452
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	519	505
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	4,305
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	952
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	279
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,495
	University College London	1.625%	6/4/61	GBP	2,800	1,727
	University of Cambridge	3.750%	10/17/52	GBP	494	539
	University of Cambridge	2.350%	6/27/78	GBP	1,398	1,026
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,793
	University of Liverpool	3.375%	6/25/55	GBP	200	194
	University of Manchester	4.250%	7/4/53	GBP	943	1,095
	University of Oxford	2.544%	12/8/17	GBP	3,541	2,359
	University of Southampton	2.250%	4/11/57	GBP	100	71
	Urenco Finance NV	2.375%	12/2/24	EUR	2,094	2,262
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,395
	Virgin Money UK plc	2.875%	6/24/25	EUR	900	960
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,644	8,918
	Virgin Money UK plc	4.000%	9/25/26	GBP	2,800	3,297
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	3,311
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,945	2,269
	Vodafone Group plc	1.875%	9/11/25	EUR	10,275	10,914
	Vodafone Group plc	1.125%	11/20/25	EUR	7,923	8,245
	Vodafone Group plc	5.625%	12/4/25	GBP	614	787
	Vodafone Group plc	2.200%	8/25/26	EUR	2,049	2,184
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	6,769
	Vodafone Group plc	4.200%	12/13/27	AUD	4,760	3,062
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,994
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	3,685
	Vodafone Group plc	1.600%	7/29/31	EUR	7,000	6,600
	Vodafone Group plc	5.900%	11/26/32	GBP	6,690	8,867
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	3,017
	Vodafone Group plc	2.500%	5/24/39	EUR	6,269	5,575
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,842
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,447
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	3,286
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	690
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	2,754	3,518
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,257
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,439
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	606
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,717
	Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,157
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	2,037
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,415
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,452
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	900	1,160
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,703
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,393
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	968
	WHG Treasury plc	4.250%	10/6/45	GBP	2,094	2,320
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	408	472
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	838
	WPP Finance 2016	1.375%	3/20/25	EUR	7,292	7,678
	WPP Finance 2017	3.750%	5/19/32	GBP	704	765
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	5,348
	WPP Finance SA	2.250%	9/22/26	EUR	200	211
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,685
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,137	4,201
	Yorkshire Building Society	3.500%	4/21/26	GBP	503	603
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	9,203
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	2,768
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	4,087
Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	2,219
Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,584
Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	149	203
Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	3,707
Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	1,106
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	4,395
Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	903
					2,030,796
United States (3.1%)
3M Co.	1.500%	11/9/26	EUR	200	206
3M Co.	1.750%	5/15/30	EUR	786	772
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	9,421
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	4,936
AbbVie Inc.	1.375%	5/17/24	EUR	15,484	16,678
AbbVie Inc.	1.250%	6/1/24	EUR	5,087	5,468
AbbVie Inc.	0.750%	11/18/27	EUR	11,943	11,644
AbbVie Inc.	2.625%	11/15/28	EUR	3,196	3,334
AbbVie Inc.	2.125%	11/17/28	EUR	10,219	10,416
AbbVie Inc.	2.125%	6/1/29	EUR	4,309	4,344
AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,296
Air Lease Corp.	2.625%	12/5/24	CAD	3,863	2,722
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,730	1,832
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,985	1,902
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,780	1,548
Altria Group Inc.	1.700%	6/15/25	EUR	1,601	1,686
Altria Group Inc.	2.200%	6/15/27	EUR	6,386	6,502
Altria Group Inc.	3.125%	6/15/31	EUR	7,280	6,891
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	3,565
American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	5,617
American International Group Inc.	1.875%	6/21/27	EUR	2,708	2,730
American Medical Systems Europe BV	0.750%	3/8/25	EUR	13,363	13,953
American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,500	7,954
American Medical Systems Europe BV	1.875%	3/8/34	EUR	4,400	3,944
American Tower Corp.	1.950%	5/22/26	EUR	7,489	7,790
American Tower Corp.	0.450%	1/15/27	EUR	4,618	4,468
American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,503
American Tower Corp.	0.500%	1/15/28	EUR	2,653	2,478
American Tower Corp.	0.875%	5/21/29	EUR	4,335	3,903
American Tower Corp.	0.950%	10/5/30	EUR	3,402	2,949
Amgen Inc.	2.000%	2/25/26	EUR	1,326	1,403
Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,815
Amgen Inc.	4.000%	9/13/29	GBP	5,269	6,229
Aon plc	2.875%	5/14/26	EUR	1,765	1,876
Apple Inc.	2.513%	8/19/24	CAD	11,407	8,196
Apple Inc.	0.875%	5/24/25	EUR	8,711	9,185
Apple Inc.	0.000%	11/15/25	EUR	4,480	4,572
Apple Inc.	3.600%	6/10/26	AUD	950	622
Apple Inc.	1.625%	11/10/26	EUR	5,000	5,239
Apple Inc.	2.000%	9/17/27	EUR	3,584	3,778
Apple Inc.	1.375%	5/24/29	EUR	1,640	1,643
Apple Inc.	0.750%	2/25/30	CHF	2,800	2,877
Apple Inc.	0.500%	11/15/31	EUR	2,113	1,891
Apple Inc.	3.600%	7/31/42	GBP	1,936	2,131
Aptiv plc	1.500%	3/10/25	EUR	6,097	6,460
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,960	8,281
AT&T Inc.	1.375%	12/4/24	CHF	370	411
AT&T Inc.	4.000%	11/25/25	CAD	5,367	3,898
AT&T Inc.	4.100%	1/19/26	AUD	400	263
AT&T Inc.	0.250%	3/4/26	EUR	8,724	8,773
AT&T Inc.	2.900%	12/4/26	GBP	1,656	1,928
AT&T Inc.	5.500%	3/15/27	GBP	750	947
AT&T Inc.	4.600%	9/19/28	AUD	5,180	3,405
AT&T Inc.	2.350%	9/5/29	EUR	7,069	7,190
AT&T Inc.	4.375%	9/14/29	GBP	1,900	2,270
AT&T Inc.	3.550%	12/17/32	EUR	9,066	9,613
AT&T Inc.	5.200%	11/18/33	GBP	3,072	3,816
58

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	3.375%	3/15/34	EUR	1,436	1,482
AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,392
AT&T Inc.	3.150%	9/4/36	EUR	9,266	8,984
AT&T Inc.	2.600%	5/19/38	EUR	6,101	5,361
AT&T Inc.	7.000%	4/30/40	GBP	4,400	6,186
AT&T Inc.	4.250%	6/1/43	GBP	3,053	3,133
AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,408
AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,773
AT&T Inc.	5.100%	11/25/48	CAD	1,950	1,363
Athene Global Funding	3.127%	3/10/25	CAD	3,000	2,122
Athene Global Funding	2.100%	9/24/25	CAD	1,428	975
Athene Global Funding	0.832%	1/8/27	EUR	3,500	3,327
Athene Global Funding	1.750%	11/24/27	GBP	3,019	3,119
Athene Global Funding	0.625%	1/12/28	EUR	3,287	2,964
Athene Global Funding	2.470%	6/9/28	CAD	2,244	1,445
Bank of America Corp.	2.300%	7/25/25	GBP	3,092	3,669
Bank of America Corp.	3.407%	9/20/25	CAD	969	698
Bank of America Corp.	3.515%	3/24/26	CAD	1,529	1,098
Bank of America Corp.	0.808%	5/9/26	EUR	14,844	15,307
Bank of America Corp.	1.949%	10/27/26	EUR	3,000	3,132
Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,716
Bank of America Corp.	1.776%	5/4/27	EUR	11,327	11,621
Bank of America Corp.	1.978%	9/15/27	CAD	5,381	3,622
Bank of America Corp.	3.615%	3/16/28	CAD	6,602	4,666
Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,303
Bank of America Corp.	0.583%	8/24/28	EUR	16,511	15,636
Bank of America Corp.	3.648%	3/31/29	EUR	1,711	1,842
Bank of America Corp.	2.598%	4/4/29	CAD	1,901	1,269
Bank of America Corp.	0.694%	3/22/31	EUR	17,267	15,041
Bank of America Corp.	3.584%	4/27/31	GBP	5,800	6,510
Bank of America Corp.	0.654%	10/26/31	EUR	14,875	12,654
Baxter International Inc.	1.300%	5/30/25	EUR	7,487	7,824
Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,481
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,777	2,830
Becton Dickinson & Co.	1.900%	12/15/26	EUR	5,985	6,236
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	4,256
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,151	3,865
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	2,500	2,726
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,581
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	4,800	4,499
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,441	3,980
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,875	1,437
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	720,000	5,257
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,528	7,591
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	2,965
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	19,837
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	4,134
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,866
Berry Global Inc.	1.500%	1/15/27	EUR	2,214	2,181
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	104
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	380
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	2,837
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,855
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	2,779
Booking Holdings Inc.	2.375%	9/23/24	EUR	2,094	2,271
Booking Holdings Inc.	0.100%	3/8/25	EUR	14,753	15,240
Booking Holdings Inc.	4.000%	11/15/26	EUR	6,800	7,629
Booking Holdings Inc.	1.800%	3/3/27	EUR	9,863	10,237
Booking Holdings Inc.	0.500%	3/8/28	EUR	7,406	7,089
Booking Holdings Inc.	4.500%	11/15/31	EUR	6,100	7,000
Booking Holdings Inc.	4.750%	11/15/34	EUR	5,700	6,675
BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	3,769
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,432
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	790	831
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	1,901
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,328
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	5,380
59

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,947	1,666
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,600	2,845
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,034	3,995
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,590	1,359
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,235	1,333
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	943	981
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,627	4,628
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	6,212	5,670
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,434	2,208
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,399	3,964
Citigroup Inc.	2.375%	5/22/24	EUR	996	1,082
Citigroup Inc.	4.090%	6/9/25	CAD	1,501	1,087
Citigroup Inc.	2.400%	10/31/25	JPY	3,185,500	23,877
Citigroup Inc.	1.250%	7/6/26	EUR	7,600	7,877
Citigroup Inc.	1.500%	7/24/26	EUR	7,539	7,832
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	2,877
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	6,431
Citigroup Inc.	2.800%	6/25/27	JPY	202,600	1,609
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	19,154
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,963
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,458
Citigroup Inc.	4.500%	3/3/31	GBP	498	574
Citigroup Inc.	6.800%	6/25/38	GBP	321	479
Citigroup Inc.	7.375%	9/1/39	GBP	338	533
Coca-Cola Co.	3.250%	6/11/24	AUD	830	544
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	6,781
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	2,189
Coca-Cola Co.	0.400%	5/6/30	EUR	5,530	4,973
Coca-Cola Co.	0.500%	3/9/33	EUR	5,571	4,642
Coca-Cola Co.	0.375%	3/15/33	EUR	12,873	10,600
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,617
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,609
Coca-Cola Co.	0.800%	3/15/40	EUR	3,037	2,173
Coca-Cola Co.	1.000%	3/9/41	EUR	1,700	1,218
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	943	967
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	3,716
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,216
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	290
Comcast Corp.	0.000%	9/14/26	EUR	3,694	3,635
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,343
Comcast Corp.	0.250%	9/14/29	EUR	6,482	5,867
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,672
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,400
Comcast Corp.	1.875%	2/20/36	GBP	3,358	3,025
Comcast Corp.	1.250%	2/20/40	EUR	1,248	940
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,875
Danaher Corp.	2.500%	3/30/30	EUR	5,910	6,127
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,796	7,855
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,710	1,642
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	3,815	3,366
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,025	4,602
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,092	806
Digital Dutch Finco BV	1.500%	3/15/30	EUR	2,800	2,420
Digital Dutch Finco BV	1.250%	2/1/31	EUR	2,316	1,912
Digital Dutch Finco BV	1.000%	1/15/32	EUR	1,250	980
Digital Euro Finco LLC	1.125%	4/9/28	EUR	11,367	10,382
Digital Intrepid Holding BV	1.375%	7/18/32	EUR	3,000	2,353
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	3,766
Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	2,265
Discovery Communications LLC	2.500%	9/20/24	GBP	3,815	4,600
Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	7,166
Dover Corp.	1.250%	11/9/26	EUR	13,810	14,161
Dow Chemical Co.	0.500%	3/15/27	EUR	9,122	8,901
Dow Chemical Co.	1.875%	3/15/40	EUR	1,840	1,411
Duke Energy Corp.	3.100%	6/15/28	EUR	9,500	9,986
Duke Energy Corp.	3.850%	6/15/34	EUR	4,700	4,765
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,471
60

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,338
DXC Technology Co.	1.750%	1/15/26	EUR	4,237	4,363
Eastman Chemical Co.	1.500%	5/26/23	EUR	5,087	5,596
Eastman Chemical Co.	1.875%	11/23/26	EUR	14,471	15,090
Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	5,938	6,166
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,900	1,714
Ecolab Inc.	1.000%	1/15/24	EUR	2,543	2,754
Eli Lilly & Co.	2.125%	6/3/30	EUR	4,144	4,249
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,102	2,311
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,725
Emerson Electric Co.	0.375%	5/22/24	EUR	1,025	1,093
Emerson Electric Co.	1.250%	10/15/25	EUR	996	1,041
Emerson Electric Co.	2.000%	10/15/29	EUR	996	1,017
Equinix Inc.	0.250%	3/15/27	EUR	2,214	2,122
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	3,123
Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,311
Experian Finance plc	1.375%	6/25/26	EUR	300	309
Experian Finance plc	3.250%	4/7/32	GBP	2,872	3,172
Exxon Mobil Corp.	0.142%	6/26/24	EUR	10,329	10,965
Exxon Mobil Corp.	0.835%	6/26/32	EUR	13,032	11,121
FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,607
FedEx Corp.	1.300%	8/5/31	EUR	1,161	1,032
FedEx Corp.	0.950%	5/4/33	EUR	6,723	5,494
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	14,798
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,120	1,165
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	2,115
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,403	2,612
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	706	618
Fiserv Inc.	2.250%	7/1/25	GBP	700	826
Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,458
Fiserv Inc.	1.625%	7/1/30	EUR	9,285	8,733
Fiserv Inc.	3.000%	7/1/31	GBP	3,315	3,499
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	581
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	5,858
General Electric Co.	0.875%	5/17/25	EUR	3,700	3,859
General Electric Co.	1.500%	5/17/29	EUR	2,278	2,279
General Electric Co.	4.125%	9/19/35	EUR	4,715	5,280
General Electric Co.	2.125%	5/17/37	EUR	2,994	2,612
General Electric Co.	4.875%	9/18/37	GBP	453	508
General Mills Inc.	0.450%	1/15/26	EUR	3,710	3,765
General Mills Inc.	1.500%	4/27/27	EUR	996	1,010
General Mills Inc.	3.907%	4/13/29	EUR	1,098	1,215
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	394	474
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	9,300	9,752
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	11,787	11,881
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	3,019	2,738
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,537	1,882
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	1,100	754
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,496	1,005
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,860	1,273
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	1,700	1,256
Global Payments Inc.	4.875%	3/17/31	EUR	11,055	12,351
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	16,103	17,382
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	7,017	7,563
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,561	2,804
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	4,284	4,481
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,899	2,476
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	411	295
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,177	11,251
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	12,804
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,431
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	3,570	2,436
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	8,015
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	1,365	1,260
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	3,663
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	403	547
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	5,226	5,200
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,951	3,213
	Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	8,402
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	3,550
	Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	1,065
	Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	369
	Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	9,068
	Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	9,769	7,851
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,665
	GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	EUR	7,500	7,714
	GSK Consumer Healthcare Capital NL BV	2.125%	3/29/34	EUR	2,800	2,596
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	623
	Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	9,996
	Highland Holdings Sarl	0.934%	12/15/31	EUR	2,000	1,736
	Honeywell International Inc.	2.250%	2/22/28	EUR	13,772	14,369
	Honeywell International Inc.	0.750%	3/10/32	EUR	2,000	1,738
	Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,818
	Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,379	2,493
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	5,489
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	5,942
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	2,836
	International Business Machines Corp.	0.875%	1/31/25	EUR	1,545	1,628
	International Business Machines Corp.	0.950%	5/23/25	EUR	9,397	9,854
	International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,232
	International Business Machines Corp.	1.250%	1/29/27	EUR	6,265	6,395
	International Business Machines Corp.	0.300%	2/11/28	EUR	3,815	3,639
	International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	1,937
	International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,656
	International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	4,600
	International Business Machines Corp.	3.625%	2/6/31	EUR	5,000	5,510
	International Business Machines Corp.	1.250%	2/9/34	EUR	5,100	4,389
	International Business Machines Corp.	3.750%	2/6/35	EUR	2,000	2,160
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	2,035
	International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,770
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	4,581
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	5,087	5,173
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	2,194
	John Deere Financial Inc.	1.090%	7/17/24	CAD	1,488	1,051
	John Deere Financial Inc.	2.580%	10/16/26	CAD	969	677
	John Deere Financial Inc.	1.340%	9/8/27	CAD	4,030	2,632
	Johnson & Johnson	0.650%	5/20/24	EUR	5,197	5,578
	Johnson & Johnson	1.150%	11/20/28	EUR	558	555
	Johnson & Johnson	1.650%	5/20/35	EUR	150	139
	Johnson Controls International plc	1.375%	2/25/25	EUR	8,160	8,643
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,427
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,872	3,123
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,448	8,587
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	3,053
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	32,076	32,560
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	16,193
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,458
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,084	2,088
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	21,500	21,083
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	3,800	3,387
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	900	778
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	2,908
	Kellogg Co.	1.250%	3/10/25	EUR	2,599	2,753
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	1,699	1,756
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,087	4,491
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,545	1,364
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	10,000	10,281
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	7,602
	Linde plc	1.000%	9/30/51	EUR	6,700	4,122
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	4,543
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	259
	Mastercard Inc.	2.100%	12/1/27	EUR	4,165	4,375
	Mastercard Inc.	1.000%	2/22/29	EUR	6,800	6,588
	McDonald's Corp.	3.000%	3/8/24	AUD	6,060	3,968
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	McDonald's Corp.	2.375%	11/27/24	EUR	100	109
	McDonald's Corp.	3.125%	3/4/25	CAD	5,101	3,669
	McDonald's Corp.	0.900%	6/15/26	EUR	100	102
	McDonald's Corp.	1.875%	5/26/27	EUR	100	104
	McDonald's Corp.	1.750%	5/3/28	EUR	1,900	1,939
	McDonald's Corp.	0.250%	10/4/28	EUR	9,300	8,627
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,094
	McDonald's Corp.	2.625%	6/11/29	EUR	100	104
	McDonald's Corp.	1.500%	11/28/29	EUR	7,200	6,972
	McDonald's Corp.	2.950%	3/15/34	GBP	2,800	2,915
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,031
	McDonald's Corp.	4.125%	6/11/54	GBP	800	839
	McKesson Corp.	1.500%	11/17/25	EUR	6,414	6,719
	McKesson Corp.	1.625%	10/30/26	EUR	5,197	5,362
	McKesson Corp.	3.125%	2/17/29	GBP	398	445
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,491	1,535
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	1,083	1,170
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	10,196	9,558
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,862
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	4,144	3,981
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,436	1,309
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	1,200	1,277
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	2,087	1,799
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,626
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,297	1,001
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	7,934	5,818
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	5,364
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	4,657
	Merck & Co. Inc.	0.500%	11/2/24	EUR	5,043	5,330
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,800
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,704
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	1,036
	MetLife Inc.	5.375%	12/9/24	GBP	2,237	2,800
	MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,921
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,677
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	813
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,471	4,592
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,843	1,870
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,094
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	5,000	6,228
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,458
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	6,700	7,307
	Microsoft Corp.	3.125%	12/6/28	EUR	11,236	12,545
	Microsoft Corp.	2.625%	5/2/33	EUR	2,094	2,236
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,423
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	4,429	4,720
	Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,311
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,812	4,703
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	3,186
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,590	1,133
	Mondelez International Inc.	3.250%	3/7/25	CAD	2,240	1,608
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	6,127
	Mondelez International Inc.	0.250%	3/17/28	EUR	10,430	9,804
	Mondelez International Inc.	2.375%	3/6/35	EUR	2,137	2,004
	Moody's Corp.	0.950%	2/25/30	EUR	4,892	4,537
	Morgan Stanley	2.103%	5/8/26	EUR	3,500	3,704
	Morgan Stanley	1.342%	10/23/26	EUR	6,908	7,122
	Morgan Stanley	1.375%	10/27/26	EUR	3,700	3,771
	Morgan Stanley	2.625%	3/9/27	GBP	4,495	5,147
	Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,219
	Morgan Stanley	0.406%	10/29/27	EUR	7,430	7,167
	Morgan Stanley	0.495%	10/26/29	EUR	17,019	15,330
	Morgan Stanley	0.497%	2/7/31	EUR	16,470	14,156
	Morgan Stanley	1.102%	4/29/33	EUR	1,429	1,190
	Morgan Stanley	5.789%	11/18/33	GBP	8,800	11,231
	Morgan Stanley	5.148%	1/25/34	EUR	13,000	15,002
	Mylan Inc.	2.125%	5/23/25	EUR	5,600	5,940
63

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	4,716
Nasdaq Inc.	0.875%	2/13/30	EUR	8,864	8,010
National Grid North America Inc	1.054%	1/20/31	EUR	7,500	6,622
National Grid North America Inc.	1.000%	7/12/24	EUR	300	320
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	7,515	7,906
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	5,475
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	5,091
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,460
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	3,607
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,196
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,770
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,410
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	6,803
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,433
Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	4,913
Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	2,798
Nestle SA	2.500%	7/14/34	CHF	4,900	5,664
Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,813
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	4,095
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	9,514
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	1,990
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,400
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	2,308
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	7,792
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	2,090
Oracle Corp.	3.125%	7/10/25	EUR	448	490
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	7,955	8,326
PepsiCo Inc.	0.250%	5/6/24	EUR	3,156	3,373
PepsiCo Inc.	2.150%	5/6/24	CAD	1,624	1,169
PepsiCo Inc.	0.750%	3/18/27	EUR	996	1,001
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	5,775
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	1,833
PepsiCo Inc.	1.125%	3/18/31	EUR	943	887
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	5,096
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	2,841
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,743
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	749
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,323	2,397
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,793
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	4,227
Philip Morris International Inc.	0.625%	11/8/24	EUR	667	702
Philip Morris International Inc.	2.750%	3/19/25	EUR	1,000	1,086
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,336
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	3,778
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	539
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,090	1,629
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,463	1,074
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,902	5,066
PPG Industries Inc.	1.875%	6/1/25	EUR	2,296	2,444
PPG Industries Inc.	0.875%	11/3/25	EUR	1,326	1,374
PPG Industries Inc.	1.400%	3/13/27	EUR	200	203
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	3,031
Praxair Inc.	1.625%	12/1/25	EUR	10,476	11,101
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,545	1,634
Procter & Gamble Co.	0.625%	10/30/24	EUR	13,161	13,944
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,977	5,887
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,329
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,372
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,427	7,008
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,482
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	7,306
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,318
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	1,108
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,728	5,416
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,621
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	5,393
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	3,300	3,032
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,500
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,197	3,389
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	1,079
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,710	1,297
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,343
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,007
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	985
Prologis LP	3.000%	6/2/26	EUR	778	840
Prologis LP	2.250%	6/30/29	GBP	4,469	4,758
Prologis LP	5.250%	1/15/31	CAD	4,000	3,046
Public Storage	0.500%	9/9/30	EUR	3,241	2,728
Public Storage	0.875%	1/24/32	EUR	3,376	2,777
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	6,316	6,174
Realty Income Corp.	1.875%	1/14/27	GBP	624	690
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	6,211
Realty Income Corp.	1.750%	7/13/33	GBP	2,043	1,808
Realty Income Corp.	2.500%	1/14/42	GBP	946	757
Roche Finance Europe BV	0.875%	2/25/25	EUR	484	515
Sanofi	1.000%	4/1/25	EUR	7,600	8,029
Sanofi	1.750%	9/10/26	EUR	3,400	3,587
Sanofi	0.500%	1/13/27	EUR	400	403
Sanofi	1.125%	4/5/28	EUR	5,200	5,238
Sanofi	0.875%	3/21/29	EUR	5,000	4,871
Sanofi	1.500%	4/1/30	EUR	7,600	7,565
Sanofi	1.875%	3/21/38	EUR	3,500	3,234
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	4,890
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	4,385
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	2,918
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,765	1,819
Schneider Electric SE	0.250%	9/9/24	EUR	6,500	6,891
Schneider Electric SE	0.875%	3/11/25	EUR	1,500	1,587
Schneider Electric SE	1.375%	6/21/27	EUR	2,200	2,255
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	5,744
Schneider Electric SE	0.250%	3/11/29	EUR	12,600	11,786
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	5,459
Signify NV	2.375%	5/11/27	EUR	3,450	3,595
Simon International Finance SCA	1.125%	3/19/33	EUR	5,321	4,029
Southern Co.	1.875%	9/15/81	EUR	4,624	4,036
Southern Power Co.	1.850%	6/20/26	EUR	5,471	5,686
Stellantis NV	2.000%	3/20/25	EUR	1,900	2,034
Stellantis NV	3.875%	1/5/26	EUR	8,728	9,667
Stellantis NV	2.750%	5/15/26	EUR	4,600	4,965
Stellantis NV	4.500%	7/7/28	EUR	15,577	17,704
Stellantis NV	2.750%	4/1/32	EUR	3,500	3,418
Stellantis NV	1.250%	6/20/33	EUR	7,448	6,127
Stryker Corp.	0.250%	12/3/24	EUR	1,985	2,079
Stryker Corp.	2.125%	11/30/27	EUR	943	980
Stryker Corp.	0.750%	3/1/29	EUR	1,600	1,500
Stryker Corp.	2.625%	11/30/30	EUR	1,052	1,083
Stryker Corp.	1.000%	12/3/31	EUR	5,635	4,969
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	2,003
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,804	1,303
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	8,714	8,813
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	11,872	10,796
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	1,693	1,459
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	4,753	3,585
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,489
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,367	2,511
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,212	3,331
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	3,092	3,308
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,700	4,054
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	8,927	9,331
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	1,500	1,540
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,600
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	5,993
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	448
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,440
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,049
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	3,241
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,624
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,581	3,158
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	3,149
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	106
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	4,057
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	7,077
Trillium Windpower LP	5.803%	2/15/33	CAD	721	542
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	5,240	3,756
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,156	3,267
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	4,163
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,761	4,082
United Parcel Service Inc.	2.125%	5/21/24	CAD	3,552	2,550
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,030	6,366
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,710	1,570
United Parcel Service Inc.	5.125%	2/12/50	GBP	850	1,121
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	3,985
Upjohn Finance BV	1.908%	6/23/32	EUR	4,590	3,876
US Bancorp	0.850%	6/7/24	EUR	7,544	7,928
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	3,207
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	333	242
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	805
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,272	806
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,545	1,921
Verizon Communications Inc.	4.050%	2/17/25	AUD	780	514
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,488	2,611
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,326	1,457
Verizon Communications Inc.	1.375%	10/27/26	EUR	8,541	8,772
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,799	12,765
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	4,247
Verizon Communications Inc.	2.375%	3/22/28	CAD	3,693	2,491
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,800	1,655
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,977	4,888
Verizon Communications Inc.	1.125%	11/3/28	GBP	4,685	4,800
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	7,208
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,690
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,787	5,420
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,541	2,301
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	788
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,405
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,545
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	3,185
Verizon Communications Inc.	0.750%	3/22/32	EUR	3,902	3,288
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,541
Verizon Communications Inc.	4.750%	10/31/34	EUR	12,167	14,243
Verizon Communications Inc.	1.125%	9/19/35	EUR	3,404	2,689
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,700
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	6,687
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	5,194
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,194	2,550
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	863
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	280
Verizon Communications Inc.	1.850%	5/18/40	EUR	704	551
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,329
Verizon Communications Inc.	4.050%	3/22/51	CAD	791	492
VF Corp.	4.125%	3/7/26	EUR	1,600	1,771
VF Corp.	0.250%	2/25/28	EUR	723	666
VF Corp.	4.250%	3/7/29	EUR	2,900	3,199
Visa Inc.	1.500%	6/15/26	EUR	9,300	9,693
Visa Inc.	2.000%	6/15/29	EUR	7,700	7,938
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,517
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	1,997
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	626	750
Walmart Inc.	2.550%	4/8/26	EUR	943	1,030
Walmart Inc.	4.875%	9/21/29	EUR	5,498	6,666
Walmart Inc.	5.625%	3/27/34	GBP	7,590	10,362
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Walmart Inc.	5.250%	9/28/35	GBP	512	678
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	5,060
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,317
Wells Fargo & Co.	2.125%	6/4/24	EUR	9,300	10,057
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,756	1,262
Wells Fargo & Co.	2.000%	7/28/25	GBP	14,035	16,412
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,305	12,830
Wells Fargo & Co.	4.168%	4/28/26	CAD	1,500	1,087
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,370	3,070
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,152	3,601
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	6,862
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	11,876
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,099	2,787
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	10,243
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	4,275
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,440
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	4,811
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,498
Welltower Inc.	4.800%	11/20/28	GBP	3,705	4,391
Welltower Inc.	4.500%	12/1/34	GBP	2,434	2,629
Westlake Chemical Corp.	1.625%	7/17/29	EUR	1,900	1,730
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	5,564
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	1,845
WPC Eurobond BV	2.250%	7/19/24	EUR	3,156	3,364
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,106
WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	4,217
WPC Eurobond BV	1.350%	4/15/28	EUR	4,539	4,184
WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,557
					2,636,385
Total Corporate Bonds (Cost $19,923,958)					17,640,088
Sovereign Bonds (77.8%)
Australia (3.1%)
Australian Capital Territory	4.000%	5/22/24	AUD	2,530	1,683
Australian Capital Territory	1.250%	5/22/25	AUD	630	399
Australian Capital Territory	2.500%	5/21/26	AUD	1,010	651
Australian Capital Territory	3.000%	4/18/28	AUD	290	188
Australian Capital Territory	2.250%	5/22/29	AUD	5,100	3,128
Australian Capital Territory	1.750%	5/17/30	AUD	1,110	644
Australian Capital Territory	1.750%	10/23/31	AUD	440	246
Australian Capital Territory	4.500%	10/23/34	AUD	10,000	6,869
Commonwealth of Australia	2.750%	4/21/24	AUD	20,413	13,432
Commonwealth of Australia	0.250%	11/21/24	AUD	170,429	107,852
Commonwealth of Australia	3.250%	4/21/25	AUD	181,103	120,346
Commonwealth of Australia	0.250%	11/21/25	AUD	140,185	86,649
Commonwealth of Australia	4.250%	4/21/26	AUD	165,752	113,590
Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	98,231
Commonwealth of Australia	4.750%	4/21/27	AUD	146,892	103,476
Commonwealth of Australia	2.750%	11/21/27	AUD	106,570	69,673
Commonwealth of Australia	2.250%	5/21/28	AUD	117,029	74,521
Commonwealth of Australia	2.750%	11/21/28	AUD	108,083	70,303
Commonwealth of Australia	3.250%	4/21/29	AUD	117,331	78,214
Commonwealth of Australia	2.750%	11/21/29	AUD	113,635	73,396
Commonwealth of Australia	2.500%	5/21/30	AUD	147,075	93,077
Commonwealth of Australia	1.000%	12/21/30	AUD	134,721	75,619
Commonwealth of Australia	1.500%	6/21/31	AUD	137,648	79,670
Commonwealth of Australia	1.000%	11/21/31	AUD	142,115	78,075
Commonwealth of Australia	1.250%	5/21/32	AUD	164,342	91,235
Commonwealth of Australia	1.750%	11/21/32	AUD	100,401	57,967
Commonwealth of Australia	4.500%	4/21/33	AUD	138,270	100,596
Commonwealth of Australia	3.000%	11/21/33	AUD	9,580	6,146
Commonwealth of Australia	3.750%	5/21/34	AUD	40,000	27,403
Commonwealth of Australia	3.500%	12/21/34	AUD	50,000	33,304
Commonwealth of Australia	2.750%	6/21/35	AUD	33,547	20,679
Commonwealth of Australia	3.750%	4/21/37	AUD	43,769	29,565
Commonwealth of Australia	3.250%	6/21/39	AUD	47,313	29,663
Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	28,712
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	3.000%	3/21/47	AUD	20,184	11,614
	Commonwealth of Australia	1.750%	6/21/51	AUD	94,849	40,378
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,485	921
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	3,735	2,030
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	16,943	11,424
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	20,413	12,980
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,299
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	66,841	43,577
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	64,075	41,546
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	10,206	6,581
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	7,539
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	28,558	18,135
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	4,132
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	12,375
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	86,169	46,745
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	20,288	11,172
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	10,000	5,211
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	263
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	22,000	15,201
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	13,742	8,130
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	5,323
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	112
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	2,600	1,699
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	5,200	3,349
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	529
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,491
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	500	286
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	10,600	6,752
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	23,577	16,019
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	25,257	17,191
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	21,025
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	26,439
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	27,271
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	15,388
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	26,705
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	17,822	10,071
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	5,065
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	21,922
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	5,500	3,812
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	3,386
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	15,225	7,911
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	3,623
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	3,463
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	2,461
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	8,929	5,819
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,612	3,668
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,753
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	414
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	9,345	6,038
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	15,411	9,608
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	7,895
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,786
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	10,208
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,900	3,232
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	502
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	785	467
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	2,176
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	7,144	4,880
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	11,226	6,907
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	18,773
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	22,626
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,456	22,200
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	22,609
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	33,760	19,023
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	63,101	34,700
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	21,518	14,558
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	23,784	13,270
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	27,218	14,709
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	17,484	8,971
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	17,484	8,469
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	6,927
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	2,233
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	24,493	16,018
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,910	5,412
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,674	8,291
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	5,103	3,325
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	10,688
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,690
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	10,576
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	8,884
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	4,186
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,409
						2,664,648
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	17,456	18,363
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,046	1,155
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	4,202
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,411
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	5,550	4,880
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	400	432
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,308	2,481
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,737
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,610	17,689
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	765	499
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,524
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,290	2,748
[3]	Republic of Austria	0.000%	7/15/24	EUR	35,869	38,111
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,479	3,759
[3]	Republic of Austria	0.000%	4/20/25	EUR	160,905	167,327
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	40,781
[3]	Republic of Austria	0.500%	4/20/27	EUR	21,009	21,211
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	12,869
[3]	Republic of Austria	0.000%	10/20/28	EUR	49,483	46,954
[3]	Republic of Austria	0.500%	2/20/29	EUR	59,507	57,640
[3]	Republic of Austria	2.900%	5/23/29	EUR	39,895	44,226
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	37,078
[3]	Republic of Austria	0.000%	2/20/31	EUR	70,003	61,608
[3]	Republic of Austria	0.900%	2/20/32	EUR	74,161	68,762
[3]	Republic of Austria	2.900%	2/20/33	EUR	58,546	64,061
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,898	3,013
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	690
[3]	Republic of Austria	0.250%	10/20/36	EUR	44,718	33,987
[3]	Republic of Austria	4.150%	3/15/37	EUR	7,782	9,543
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	22,066
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	28,569
[3]	Republic of Austria	1.500%	2/20/47	EUR	27,629	22,381
[3]	Republic of Austria	1.850%	5/23/49	EUR	15,348	13,175
[3]	Republic of Austria	0.750%	3/20/51	EUR	38,058	24,041
	Republic of Austria	3.150%	10/20/53	EUR	12,000	13,245
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	7,268
[3]	Republic of Austria	0.700%	4/20/71	EUR	15,030	7,495
[3]	Republic of Austria	1.500%	11/2/86	EUR	12,517	8,287
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,372	18,119
[3]	Republic of Austria	0.850%	6/30/20	EUR	13,617	6,343
						951,730
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	11,005
[3]	Kingdom of Belgium	2.600%	6/22/24	EUR	50,000	54,799
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	26,646	28,303
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	111,796	118,242
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	41,524	47,997
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	95,319	99,730
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	111,920	114,344
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	34,416	33,701
	Kingdom of Belgium	5.500%	3/28/28	EUR	38,054	47,367
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	54,256	54,565
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,411	72,817
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	39,861	36,435
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	24,823	23,724
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	51,874	44,891
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,057	38,175
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	89,693	78,522
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	37,266	35,157
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	53,901	59,330
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	32,576	35,492
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	47,269	61,527
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	24,435	21,550
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	27,063	25,013
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	43,586	44,771
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	32,773	22,394
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	31,716	39,043
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,923	50,037
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	31,509
[3,8]	Kingdom of Belgium	1.700%	6/22/50	EUR	36,354	28,211
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	50,629	34,964
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	22,285	23,762
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,993	6,776
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	29,276	23,744
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	8,384
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,514
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	4,585
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	11,630
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,244
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,262
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,518
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	12,000	12,507
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,220
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	5,106
	Region Wallonne Belgium	0.050%	6/22/25	EUR	7,200	7,433
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	26,529
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	5,610
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	2,084
	Region Wallonne Belgium	1.375%	4/6/32	EUR	5,000	4,683
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,400	10,896
	Region Wallonne Belgium	2.875%	1/14/38	EUR	5,000	5,038
	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	982
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	1,206
						1,565,328
Bulgaria (0.0%)
	Republic of Bulgaria	2.950%	9/3/24	EUR	418	456
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,635
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	13,549
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	2,835	3,066
	Republic of Bulgaria	3.125%	3/26/35	EUR	2,543	2,410
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,587	2,145
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	4,121
	Republic of Bulgaria	0.375%	9/23/30	EUR	1,500	1,247
	Republic of Bulgaria	4.625%	9/23/34	EUR	2,500	2,713
						31,342
Canada (4.8%)
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,735	1,973
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	3,037	2,203
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	3,061	2,133
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	7,037	5,049
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	195	139
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	747	512
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,820
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	609	426
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,255
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	1.500%	5/1/24	CAD	37,725	27,109
	Canada	2.500%	6/1/24	CAD	3,046	2,211
	Canada	2.750%	8/1/24	CAD	100,073	72,695
	Canada	1.500%	9/1/24	CAD	41,070	29,347
	Canada	3.000%	11/1/24	CAD	15,000	10,927
	Canada	3.750%	2/1/25	CAD	62,940	46,446
	Canada	1.500%	4/1/25	CAD	126,728	89,771
	Canada	3.750%	5/1/25	CAD	32,560	24,075
	Canada	2.250%	6/1/25	CAD	6,900	4,959
	Canada	9.000%	6/1/25	CAD	6,123	5,006
	Canada	0.500%	9/1/25	CAD	60,415	41,563
	Canada	3.000%	10/1/25	CAD	32,000	23,336
	Canada	0.250%	3/1/26	CAD	67,227	45,469
	Canada	1.500%	6/1/26	CAD	20,200	14,166
	Canada	1.000%	9/1/26	CAD	46,701	32,103
	Canada	1.250%	3/1/27	CAD	75,580	52,054
	Canada	8.000%	6/1/27	CAD	2,603	2,289
	Canada	2.750%	9/1/27	CAD	49,105	35,808
	Canada	3.500%	3/1/28	CAD	86,800	65,558
	Canada	2.000%	6/1/28	CAD	48,299	34,220
	Canada	5.750%	6/1/29	CAD	20,608	17,675
	Canada	1.250%	6/1/30	CAD	80,320	53,392
	Canada	0.500%	12/1/30	CAD	73,861	45,940
	Canada	1.500%	6/1/31	CAD	112,430	75,083
	Canada	1.500%	12/1/31	CAD	98,737	65,556
	Canada	2.000%	6/1/32	CAD	80,506	55,472
	Canada	2.500%	12/1/32	CAD	80,600	57,787
	Canada	2.750%	6/1/33	CAD	53,100	38,846
	Canada	5.750%	6/1/33	CAD	24,063	22,225
	Canada	5.000%	6/1/37	CAD	34,430	31,304
	Canada	4.000%	6/1/41	CAD	31,029	26,037
	Canada	3.500%	12/1/45	CAD	6,700	5,348
[8]	Canada	2.000%	12/1/51	CAD	118,785	71,582
	Canada	1.750%	12/1/53	CAD	100,025	56,292
	Canada	2.750%	12/1/55	CAD	6,600	4,649
	Canada	2.750%	12/1/64	CAD	33,064	23,240
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	62,660	45,560
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	39,355	27,901
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	23,625	17,305
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	42,770	30,245
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,465	36,389
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,080	8,051
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	38,040	26,208
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,060	16,147
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	10,157
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	12,345	8,517
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	37,915	26,849
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	10,448
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	22,900	17,065
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,528
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	29,555	21,135
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	13,800	10,111
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,820	9,231
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	13,337
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	39,240	26,250
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	6,161
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	9,334
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	10,545	7,050
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	30,680	19,823
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	7,615
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	12,645	8,761
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	40,300	30,412
	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	6,600	5,010
	Canada Post Corp.	4.080%	7/16/25	CAD	4,544	3,354
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,421
	CDP Financial Inc.	1.125%	4/6/27	EUR	24,600	24,937
	City of Montreal	3.500%	9/1/24	CAD	111	81
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	3.000%	9/1/25	CAD	3,572	2,581
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,371
	City of Montreal	3.000%	9/1/27	CAD	2,550	1,836
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,124
	City of Montreal	2.300%	9/1/29	CAD	1,169	800
	City of Montreal	1.750%	9/1/30	CAD	3,051	1,974
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,219
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,567
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,204
	City of Montreal	3.150%	12/1/36	CAD	3,054	2,027
	City of Montreal	3.500%	12/1/38	CAD	3,061	2,071
	City of Montreal	2.400%	12/1/41	CAD	2,776	1,562
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,566
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,880
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	17,409	18,505
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	7,700	7,561
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	10,500	7,096
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	5,176
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,805
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	9,439
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,308	4,265
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	4,074
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	7,700	5,847
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	9,712	6,137
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,398
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,619
	Export Development Canada	1.650%	7/31/24	CAD	2,110	1,506
	Export Development Canada	2.875%	1/19/28	EUR	25,000	27,380
	Financement-Quebec	5.250%	6/1/34	CAD	5,327	4,451
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	382
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,112
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,249
	Government of the Northwest Territories	2.200%	9/29/51	CAD	509	249
	Greater Sudbury Canada	2.416%	3/12/50	CAD	443	229
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,725
	Hydro-Quebec	3.400%	9/1/29	CAD	3,700	2,726
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	4,095
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	3,322
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	12,967
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	10,609
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	15,762
	Hydro-Quebec	5.000%	2/15/50	CAD	26,649	22,994
	Hydro-Quebec	4.000%	2/15/55	CAD	23,955	17,899
	Hydro-Quebec	2.100%	2/15/60	CAD	25,463	12,196
	Hydro-Quebec	4.000%	2/15/63	CAD	4,557	3,423
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	3,024
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,573
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,567
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,394	2,410
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	3,874	2,783
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,547	886
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,952
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,612
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,669
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,251
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	478	361
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	900
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	991
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,908	7,157
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,111
	OMERS Finance Trust	2.600%	5/14/29	CAD	4,195	2,931
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,981
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	701
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	125	93
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	20,138	20,861
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,462
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	3,700	3,558
72

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	9,857
Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	5,542
OPB Finance Trust	2.950%	2/2/26	CAD	14,799	10,611
OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,818
Ottawa Ontario	4.600%	7/14/42	CAD	969	748
Ottawa Ontario	3.250%	11/10/47	CAD	907	564
Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,348
Ottawa Ontario	2.500%	5/11/51	CAD	2,000	1,063
Ottawa Ontario	4.100%	12/6/52	CAD	1,116	826
Ottawa Ontario	4.200%	7/30/53	CAD	1,292	961
Province of Alberta	3.100%	6/1/24	CAD	8,963	6,534
Province of Alberta	0.625%	4/18/25	EUR	5,417	5,664
Province of Alberta	2.350%	6/1/25	CAD	13,217	9,465
Province of Alberta	0.625%	1/16/26	EUR	2,599	2,676
Province of Alberta	2.200%	6/1/26	CAD	13,206	9,351
Province of Alberta	3.100%	12/14/26	AUD	952	613
Province of Alberta	2.550%	6/1/27	CAD	19,196	13,686
Province of Alberta	3.600%	4/11/28	AUD	325	209
Province of Alberta	2.900%	12/1/28	CAD	12,586	9,050
Province of Alberta	1.403%	2/20/29	SEK	64,000	5,567
Province of Alberta	2.900%	9/20/29	CAD	8,678	6,212
Province of Alberta	2.050%	6/1/30	CAD	28,559	19,222
Province of Alberta	1.650%	6/1/31	CAD	12,609	8,078
Province of Alberta	3.500%	6/1/31	CAD	2,346	1,727
Province of Alberta	4.150%	6/1/33	CAD	2,790	2,148
Province of Alberta	3.900%	12/1/33	CAD	4,973	3,734
Province of Alberta	4.500%	12/1/40	CAD	2,550	1,985
Province of Alberta	3.450%	12/1/43	CAD	9,733	6,556
Province of Alberta	3.300%	12/1/46	CAD	18,049	11,816
Province of Alberta	3.050%	12/1/48	CAD	24,456	15,229
Province of Alberta	3.100%	6/1/50	CAD	31,909	19,959
Province of Alberta	2.950%	6/1/52	CAD	11,929	7,230
Province of British Columbia	4.250%	11/27/24	AUD	1,770	1,177
Province of British Columbia	2.850%	6/18/25	CAD	13,009	9,410
Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,757
Province of British Columbia	2.550%	6/18/27	CAD	11,826	8,436
Province of British Columbia	2.950%	12/18/28	CAD	8,858	6,391
Province of British Columbia	5.700%	6/18/29	CAD	6,926	5,763
Province of British Columbia	2.200%	6/18/30	CAD	18,390	12,523
Province of British Columbia	1.550%	6/18/31	CAD	16,315	10,407
Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,765
Province of British Columbia	3.200%	6/18/32	CAD	7,905	5,672
Province of British Columbia	4.700%	6/18/37	CAD	4,251	3,407
Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,861
Province of British Columbia	4.300%	6/18/42	CAD	12,237	9,363
Province of British Columbia	3.200%	6/18/44	CAD	14,120	9,211
Province of British Columbia	2.800%	6/18/48	CAD	19,003	11,371
Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,285
Province of British Columbia	2.950%	6/18/50	CAD	24,853	15,251
Province of British Columbia	2.750%	6/18/52	CAD	16,981	10,042
Province of British Columbia	4.250%	12/18/53	CAD	4,092	3,224
Province of Manitoba	3.300%	6/2/24	CAD	1,521	1,111
Province of Manitoba	4.250%	3/3/25	AUD	509	338
Province of Manitoba	2.450%	6/2/25	CAD	9,100	6,527
Province of Manitoba	4.400%	9/5/25	CAD	2,429	1,815
Province of Manitoba	2.550%	6/2/26	CAD	9,696	6,934
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,871
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,194
Province of Manitoba	2.750%	6/2/29	CAD	3,271	2,328
Province of Manitoba	3.250%	9/5/29	CAD	1,157	845
Province of Manitoba	2.050%	6/2/30	CAD	6,138	4,134
Province of Manitoba	6.300%	3/5/31	CAD	486	425
Province of Manitoba	2.050%	6/2/31	CAD	9,019	5,968
Province of Manitoba	3.900%	12/2/32	CAD	12,500	9,419
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,333
Province of Manitoba	4.600%	3/5/38	CAD	2,895	2,270
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,604
73

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	4.100%	3/5/41	CAD	2,550	1,879
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,539
Province of Manitoba	3.350%	3/5/43	CAD	1,019	672
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,856
Province of Manitoba	2.850%	9/5/46	CAD	7,365	4,398
Province of Manitoba	3.400%	9/5/48	CAD	7,679	5,036
Province of Manitoba	3.200%	3/5/50	CAD	9,340	5,889
Province of Manitoba	2.050%	9/5/52	CAD	6,991	3,382
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,944
Province of Manitoba	3.800%	9/5/53	CAD	4,811	3,394
Province of New Brunswick	3.650%	6/3/24	CAD	5,582	4,093
Province of New Brunswick	1.800%	8/14/25	CAD	2,300	1,623
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,649
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,841
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	3,060
Province of New Brunswick	2.550%	8/14/31	CAD	4,650	3,180
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,721
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,794
Province of New Brunswick	4.800%	9/26/39	CAD	3,234	2,586
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,222
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,768
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	3,189
Province of New Brunswick	3.100%	8/14/48	CAD	8,409	5,221
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	3,514
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	2,141
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	2,550	1,821
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,102	3,689
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,600	1,078
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	509	417
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,654	5,483
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	5,593	3,980
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	5,585	3,650
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	6,169	4,030
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	509	433
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,720	2,082
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,758	4,804
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,564	3,668
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,520	4,052
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,971	1,767
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	5,146
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,519
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,527
Province of Nova Scotia	2.400%	12/1/31	CAD	800	539
Province of Nova Scotia	6.600%	12/1/31	CAD	33	30
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	885
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,981
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,978
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,848
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,951
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,846
Province of Nova Scotia	3.500%	6/2/62	CAD	4,296	2,878
Province of Ontario	1.875%	5/21/24	EUR	2,543	2,748
Province of Ontario	3.500%	6/2/24	CAD	38,213	27,982
Province of Ontario	0.375%	6/14/24	EUR	12,379	13,149
Province of Ontario	4.250%	8/22/24	AUD	505	335
Province of Ontario	2.300%	9/8/24	CAD	12,456	8,972
Province of Ontario	0.875%	1/21/25	EUR	2,543	2,682
Province of Ontario	2.650%	2/5/25	CAD	16,888	12,203
Province of Ontario	0.625%	4/17/25	EUR	6,753	7,048
Province of Ontario	2.600%	6/2/25	CAD	53,576	38,564
Province of Ontario	3.100%	8/26/25	AUD	1,015	659
Province of Ontario	1.750%	9/8/25	CAD	36,002	25,355
Province of Ontario	2.250%	5/26/26	GBP	1,500	1,761
Province of Ontario	2.400%	6/2/26	CAD	38,393	27,353
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,425
Province of Ontario	3.500%	1/27/27	AUD	505	327
Province of Ontario	1.850%	2/1/27	CAD	11,477	7,997
74

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	0.375%	4/8/27	EUR	943	932
Province of Ontario	2.600%	6/2/27	CAD	38,019	27,175
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,538
Province of Ontario	1.050%	9/8/27	CAD	11,545	7,716
Province of Ontario	3.600%	3/8/28	CAD	2,200	1,639
Province of Ontario	2.900%	6/2/28	CAD	34,157	24,643
Province of Ontario	6.500%	3/8/29	CAD	8,450	7,257
Province of Ontario	2.700%	6/2/29	CAD	28,116	19,978
Province of Ontario	0.250%	6/28/29	CHF	4,485	4,541
Province of Ontario	1.550%	11/1/29	CAD	19,304	12,720
Province of Ontario	2.050%	6/2/30	CAD	41,746	28,125
Province of Ontario	0.010%	11/25/30	EUR	8,886	7,680
Province of Ontario	1.350%	12/2/30	CAD	39,486	25,033
Province of Ontario	2.150%	6/2/31	CAD	27,588	18,410
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,808
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,643
Province of Ontario	2.250%	12/2/31	CAD	19,745	13,196
Province of Ontario	3.750%	6/2/32	CAD	55,700	41,696
Province of Ontario	5.850%	3/8/33	CAD	13,752	11,985
Province of Ontario	5.600%	6/2/35	CAD	19,902	17,221
Province of Ontario	4.700%	6/2/37	CAD	30,964	24,816
Province of Ontario	4.600%	6/2/39	CAD	38,304	30,353
Province of Ontario	4.650%	6/2/41	CAD	43,832	35,018
Province of Ontario	3.500%	6/2/43	CAD	39,355	27,002
Province of Ontario	3.450%	6/2/45	CAD	59,510	40,319
Province of Ontario	2.900%	12/2/46	CAD	51,729	31,762
Province of Ontario	2.800%	6/2/48	CAD	47,267	28,349
Province of Ontario	2.900%	6/2/49	CAD	46,578	28,376
Province of Ontario	2.650%	12/2/50	CAD	50,486	29,153
Province of Ontario	1.900%	12/2/51	CAD	45,094	21,775
Province of Ontario	2.550%	12/2/52	CAD	29,070	16,341
Province of Ontario	3.750%	12/2/53	CAD	32,541	23,392
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,216
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	555
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	553
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	1,026
Province of Quebec	3.750%	9/1/24	CAD	15,317	11,249
Province of Quebec	0.875%	1/15/25	EUR	5,800	6,116
Province of Quebec	4.200%	3/10/25	AUD	768	511
Province of Quebec	5.350%	6/1/25	CAD	2,550	1,937
Province of Quebec	2.600%	7/6/25	CAD	4,936	3,552
Province of Quebec	2.750%	9/1/25	CAD	27,353	19,725
Province of Quebec	8.500%	4/1/26	CAD	5,102	4,263
Province of Quebec	3.700%	5/20/26	AUD	421	277
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,673
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,519
Province of Quebec	0.875%	5/4/27	EUR	17,851	17,957
Province of Quebec	2.750%	9/1/27	CAD	21,524	15,531
Province of Quebec	0.875%	7/5/28	EUR	21,256	20,847
Province of Quebec	2.750%	9/1/28	CAD	23,290	16,669
Province of Quebec	2.300%	9/1/29	CAD	33,617	23,295
Province of Quebec	6.000%	10/1/29	CAD	7,654	6,466
Province of Quebec	1.900%	9/1/30	CAD	36,000	23,915
Province of Quebec	0.000%	10/29/30	EUR	16,907	14,675
Province of Quebec	0.250%	5/5/31	EUR	10,600	9,218
Province of Quebec	1.500%	9/1/31	CAD	32,996	20,836
Province of Quebec	3.650%	5/20/32	CAD	3,400	2,532
Province of Quebec	6.250%	6/1/32	CAD	11,006	9,770
Province of Quebec	3.250%	9/1/32	CAD	38,365	27,591
Province of Quebec	5.750%	12/1/36	CAD	10,131	8,953
Province of Quebec	5.000%	12/1/38	CAD	17,643	14,612
Province of Quebec	5.000%	12/1/41	CAD	28,086	23,394
Province of Quebec	4.250%	12/1/43	CAD	28,083	21,380
Province of Quebec	3.500%	12/1/45	CAD	37,111	25,280
Province of Quebec	3.500%	12/1/48	CAD	42,780	29,101
Province of Quebec	3.100%	12/1/51	CAD	52,276	32,841
Province of Quebec	2.850%	12/1/53	CAD	42,417	25,460
75

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	4.400%	12/1/55	CAD	13,100	10,591
Province of Saskatchewan	3.200%	6/3/24	CAD	4,821	3,520
Province of Saskatchewan	0.800%	9/2/25	CAD	3,826	2,636
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	4,062
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,652
Province of Saskatchewan	3.050%	12/2/28	CAD	3,807	2,758
Province of Saskatchewan	5.750%	3/5/29	CAD	3,061	2,537
Province of Saskatchewan	2.200%	6/2/30	CAD	4,520	3,072
Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,742
Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	3,054
Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,620
Province of Saskatchewan	5.000%	3/5/37	CAD	179	147
Province of Saskatchewan	4.750%	6/1/40	CAD	3,776	3,032
Province of Saskatchewan	3.400%	2/3/42	CAD	7,550	5,094
Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,587
Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	4,406
Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	5,627
Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	5,552
Province of Saskatchewan	2.800%	12/2/52	CAD	7,845	4,612
Province of Saskatchewan	3.750%	3/5/54	CAD	1,936	1,374
Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	856
PSP Capital Inc.	3.000%	11/5/25	CAD	3,087	2,234
PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	3,089
PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,515
PSP Capital Inc.	3.750%	6/15/29	CAD	3,000	2,256
PSP Capital Inc.	2.050%	1/15/30	CAD	6,972	4,716
PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	2,053
Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	756
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,893
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	747	397
Regional Municipality of York	2.600%	12/15/25	CAD	2,550	1,824
Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,089
Regional Municipality of York	2.350%	6/9/27	CAD	1	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,512	987
Regional Municipality of York	2.150%	6/22/31	CAD	1,346	891
Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,794
Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,158
Regional Municipality of York	4.050%	5/1/34	CAD	1,223	917
Royal Office Finance LP	5.209%	11/12/37	CAD	3,659	2,863
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	3,143	2,278
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,921
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	504	275
South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	700	511
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	860
Toronto Canada	2.450%	2/6/25	CAD	2,410	1,735
Toronto Canada	2.400%	6/7/27	CAD	2,587	1,830
Toronto Canada	2.650%	11/9/29	CAD	2,170	1,524
Toronto Canada	3.250%	4/20/32	CAD	2,400	1,719
Toronto Canada	2.950%	4/28/35	CAD	3,188	2,097
Toronto Canada	3.500%	6/2/36	CAD	2,800	1,939
Toronto Canada	2.600%	9/24/39	CAD	1,023	611
Toronto Canada	5.200%	6/1/40	CAD	621	509
Toronto Canada	2.150%	8/25/40	CAD	2,582	1,414
Toronto Canada	4.700%	6/10/41	CAD	1,019	789
Toronto Canada	3.800%	12/13/42	CAD	1,160	802
Toronto Canada	4.150%	3/10/44	CAD	2,515	1,818
Toronto Canada	3.250%	6/24/46	CAD	2,040	1,272
Toronto Canada	3.200%	8/1/48	CAD	927	567
Toronto Canada	2.800%	11/22/49	CAD	2,802	1,580
Toronto Canada	2.900%	4/29/51	CAD	2,796	1,619
Toronto Canada	4.300%	6/1/52	CAD	1,116	831
Vancouver Canada	3.700%	10/18/52	CAD	652	442
Winnipeg Canada	4.100%	6/1/45	CAD	1,160	822
Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,583
					4,084,370
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Chile (0.2%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	9,898
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	14,000,000	15,954
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,940,000	22,158
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	12,417
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	14,250,000	16,570
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,750,000	12,576
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	19,688
	Republic of Chile	1.625%	1/30/25	EUR	2,884	3,059
	Republic of Chile	1.750%	1/20/26	EUR	100	104
	Republic of Chile	0.100%	1/26/27	EUR	7,438	7,099
	Republic of Chile	0.555%	1/21/29	EUR	5,400	4,889
	Republic of Chile	1.440%	2/1/29	EUR	2,269	2,162
	Republic of Chile	0.830%	7/2/31	EUR	5,659	4,858
	Republic of Chile	1.300%	7/26/36	EUR	4,046	3,172
	Republic of Chile	1.250%	1/29/40	EUR	4,868	3,506
	Republic of Chile	1.250%	1/22/51	EUR	5,937	3,383
						141,493
China (1.1%)
	Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	5,951
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,424
	Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	56,657
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,001
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	14,789
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	24,696
	China Development Bank	2.730%	11/11/24	CNY	20,000	2,897
	China Development Bank	3.340%	7/14/25	CNY	30,000	4,401
	China Development Bank	3.680%	2/26/26	CNY	391,800	58,160
	China Development Bank	3.300%	3/3/26	CNY	10,000	1,470
	China Development Bank	3.500%	8/13/26	CNY	235,300	34,834
	China Development Bank	3.430%	1/14/27	CNY	50,000	7,395
	China Development Bank	3.390%	7/10/27	CNY	100,000	14,734
	China Development Bank	3.400%	1/8/28	CNY	100,000	14,808
	China Development Bank	2.990%	3/1/29	CNY	100,000	14,518
	China Development Bank	3.450%	9/20/29	CNY	50,000	7,443
	China Development Bank	3.070%	3/10/30	CNY	25,000	3,640
	China Development Bank	3.700%	10/20/30	CNY	50,000	7,577
	China Development Bank	3.660%	3/1/31	CNY	60,000	9,086
	China Development Bank	3.410%	6/7/31	CNY	150,000	22,352
	China Development Bank	3.120%	9/13/31	CNY	120,000	17,522
	China Development Bank	4.010%	1/9/37	CNY	74,900	11,911
	China Development Bank	3.490%	11/8/41	CNY	60,000	9,036
	China Government Bond	2.180%	6/25/24	CNY	180,000	25,982
	China Government Bond	2.470%	9/2/24	CNY	115,000	16,653
	China Government Bond	2.290%	12/25/24	CNY	150,000	21,653
	China Government Bond	2.260%	2/24/25	CNY	130,000	18,744
	China Government Bond	2.240%	5/25/25	CNY	120,000	17,278
	China Government Bond	3.020%	10/22/25	CNY	85,000	12,449
	China Government Bond	3.220%	12/6/25	CNY	243,600	35,867
	China Government Bond	3.250%	6/6/26	CNY	52,800	7,799
	China Government Bond	2.740%	8/4/26	CNY	85,000	12,372
	China Government Bond	0.125%	11/12/26	EUR	2,300	2,247
	China Government Bond	3.120%	12/5/26	CNY	100,000	14,738
	China Government Bond	2.850%	6/4/27	CNY	130,000	18,989
	China Government Bond	2.440%	10/15/27	CNY	130,000	18,661
	China Government Bond	3.010%	5/13/28	CNY	160,000	23,519
	China Government Bond	2.910%	10/14/28	CNY	100,000	14,623
	China Government Bond	0.125%	11/17/28	EUR	5,000	4,560
	China Government Bond	2.800%	3/24/29	CNY	40,000	5,812
	China Government Bond	2.750%	6/15/29	CNY	40,000	5,792
	China Government Bond	2.620%	9/25/29	CNY	70,000	10,050
	China Government Bond	2.680%	5/21/30	CNY	60,000	8,605
	China Government Bond	3.270%	11/19/30	CNY	40,000	5,973
	China Government Bond	3.020%	5/27/31	CNY	115,000	16,896
	China Government Bond	0.500%	11/12/31	EUR	5,737	4,968
	China Government Bond	2.890%	11/18/31	CNY	30,000	4,365
	China Government Bond	2.750%	2/17/32	CNY	75,000	10,796
77

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.690%	8/15/32	CNY	30,000	4,294
China Government Bond	2.600%	9/1/32	CNY	105,000	14,920
China Government Bond	2.800%	11/15/32	CNY	100,000	14,445
China Government Bond	0.625%	11/25/35	EUR	5,087	3,987
China Government Bond	1.000%	11/12/39	EUR	4,922	3,699
China Government Bond	3.970%	7/23/48	CNY	163,000	26,814
China Government Bond	4.080%	10/22/48	CNY	40,000	6,694
China Government Bond	3.860%	7/22/49	CNY	170,200	27,576
China Government Bond	3.390%	3/16/50	CNY	158,000	23,727
China Government Bond	3.320%	4/15/52	CNY	30,000	4,491
China Government Bond	4.240%	11/24/64	CNY	20,000	3,592
China Government Bond	3.730%	5/25/70	CNY	30,000	4,868
China Government Bond	3.760%	3/22/71	CNY	20,000	3,269
China Government Bond	3.400%	7/15/72	CNY	20,000	3,017
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	20,573
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,592
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,075
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	10,392
Export-Import Bank of China	3.180%	3/11/32	CNY	170,000	24,896
					910,614
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	102,170,000	21,540
Colombian TES	6.250%	11/26/25	COP	73,070,000	13,892
Colombian TES	7.500%	8/26/26	COP	109,275,000	20,905
Colombian TES	5.750%	11/3/27	COP	82,310,000	14,174
Colombian TES	6.000%	4/28/28	COP	117,605,000	20,088
Colombian TES	7.750%	9/18/30	COP	88,110,000	15,253
Colombian TES	7.000%	3/26/31	COP	86,000,000	14,022
Colombian TES	7.000%	6/30/32	COP	103,300,000	16,205
Colombian TES	7.250%	10/18/34	COP	133,945,000	20,441
Colombian TES	9.250%	5/28/42	COP	72,500,000	12,182
Colombian TES	7.250%	10/26/50	COP	73,000,000	9,572
					178,274
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	996	1,085
Republic of Croatia	3.000%	3/20/27	EUR	3,541	3,836
Republic of Croatia	2.700%	6/15/28	EUR	2,982	3,158
Republic of Croatia	1.125%	6/19/29	EUR	3,541	3,359
Republic of Croatia	2.750%	1/27/30	EUR	4,541	4,704
Republic of Croatia	1.500%	6/17/31	EUR	22,361	20,727
Republic of Croatia	2.875%	4/22/32	EUR	4,600	4,715
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,423
Republic of Croatia	1.750%	3/4/41	EUR	5,053	3,818
					48,825
Cyprus (0.1%)
Republic of Cyprus	2.375%	9/25/28	EUR	11,076	11,420
Republic of Cyprus	4.125%	4/13/33	EUR	27,039	30,135
					41,555
Czech Republic (0.5%)
Czech Republic	5.700%	5/25/24	CZK	112,260	5,253
Czech Republic	0.000%	12/12/24	CZK	538,920	23,060
Czech Republic	2.400%	9/17/25	CZK	531,660	23,247
Czech Republic	6.000%	2/26/26	CZK	2,379,110	114,378
Czech Republic	1.000%	6/26/26	CZK	946,570	39,165
Czech Republic	0.250%	2/10/27	CZK	251,570	9,895
Czech Republic	2.500%	8/25/28	CZK	188,810	7,898
Czech Republic	2.750%	7/23/29	CZK	1,832,470	76,977
Czech Republic	0.950%	5/15/30	CZK	811,930	29,733
Czech Republic	5.000%	9/30/30	CZK	639,980	30,877
Czech Republic	1.200%	3/13/31	CZK	548,580	20,088
Czech Republic	2.000%	10/13/33	CZK	190,090	7,028
Czech Republic	4.200%	12/4/36	CZK	49,580	2,225
Czech Republic	1.500%	4/24/40	CZK	99,250	2,953
Czech Republic	4.850%	11/26/57	CZK	46,430	2,217
					394,994
78

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Denmark (0.4%)
	Kingdom of Denmark	7.000%	11/10/24	DKK	37,910	5,949
	Kingdom of Denmark	1.750%	11/15/25	DKK	345,649	49,872
	Kingdom of Denmark	0.500%	11/15/27	DKK	388,364	52,441
	Kingdom of Denmark	0.500%	11/15/29	DKK	588,247	76,495
	Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	52,765
	Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	70,004
	Kingdom of Denmark	0.250%	11/15/52	DKK	50,182	3,929
	Kommunekredit	0.625%	5/11/26	EUR	2,214	2,263
	Kommunekredit	2.900%	11/27/26	AUD	2,131	1,358
	Kommunekredit	0.750%	5/18/27	EUR	13,135	13,222
	Kommunekredit	0.000%	11/17/29	EUR	30,000	27,213
	Kommunekredit	0.010%	5/4/34	EUR	14,000	10,975
						366,486
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,266	3,330
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	16,212
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	5,517
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,784
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	4,376
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,200	14,934
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	5,180
	Municipality Finance plc	0.625%	11/26/26	EUR	2,543	2,578
	Municipality Finance plc	1.250%	2/23/33	EUR	5,087	4,758
[3]	Republic of Finland	0.000%	9/15/24	EUR	25,620	27,154
[3]	Republic of Finland	4.000%	7/4/25	EUR	22,373	25,297
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,380	5,674
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	26,245
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,818	6,422
[3]	Republic of Finland	0.500%	9/15/29	EUR	58,950	56,367
[3]	Republic of Finland	0.000%	9/15/30	EUR	29,510	26,421
[3]	Republic of Finland	0.750%	4/15/31	EUR	33,047	30,902
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	12,791
[3]	Republic of Finland	1.500%	9/15/32	EUR	53,031	51,711
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	14,883
[3]	Republic of Finland	2.750%	4/15/38	EUR	19,441	20,309
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	26,439
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	18,068
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	9,498
[3]	Republic of Finland	0.125%	4/15/52	EUR	16,853	8,573
						425,423
France (8.5%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	7,071
	Action Logement Services	0.750%	7/19/41	EUR	13,600	9,231
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	10,500	11,264
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,401
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	5,162
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	6,038
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	2,027
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,507
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	10,420
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	18,173
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,300	4,878
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	19,469
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	10,000	9,192
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,976
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	18,200	14,911
	Agence France Locale	0.500%	6/20/24	EUR	4,900	5,223
	Agence France Locale	0.125%	6/20/26	EUR	8,600	8,629
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,498
	Agence France Locale	0.000%	3/20/31	EUR	6,400	5,504
	Bpifrance SACA	2.500%	5/25/24	EUR	5,000	5,458
	Bpifrance SACA	0.750%	11/25/24	EUR	8,100	8,583
	Bpifrance SACA	0.125%	3/25/25	EUR	16,400	17,058
	Bpifrance SACA	0.500%	5/25/25	EUR	4,900	5,111
	Bpifrance SACA	2.750%	10/25/25	EUR	12,000	13,088
79

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	13,246
	Bpifrance SACA	0.125%	11/25/28	EUR	8,300	7,804
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,554
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,098
	Bpifrance SACA	2.000%	9/2/30	EUR	12,000	12,269
	Bpifrance SACA	0.250%	6/4/31	EUR	9,300	8,208
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	35,869	38,411
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,124	5,770
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	42,000	46,032
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	8,899
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	28,890
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	52,755
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	55,700	48,345
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	30,800	26,820
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	23,100	20,421
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,187
	Caisse des Depots et Consignations	0.000%	6/19/24	EUR	2,000	2,121
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,200	10,877
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	2,049	2,303
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,800	12,193
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,778
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	900	920
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,057
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	2,013
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,958
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	99
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	20,200	21,999
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	25,600	22,491
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,869
	Caisse Francaise de Financement Local	1.125%	12/1/31	EUR	30,000	27,881
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,600	8,928
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	400	352
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,400	2,909
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	14,800	10,049
	France	1.750%	11/25/24	EUR	78,829	85,321
	France	0.000%	2/25/25	EUR	243,280	254,615
[9]	France	0.000%	3/25/25	EUR	220,000	229,853
	France	0.500%	5/25/25	EUR	148,245	155,862
	France	1.000%	11/25/25	EUR	144,791	152,776
	France	0.000%	2/25/26	EUR	162,410	165,956
[9]	France	3.500%	4/25/26	EUR	152,257	171,548
[9]	France	0.500%	5/25/26	EUR	178,321	183,957
	France	2.500%	9/24/26	EUR	50,000	54,679
	France	0.250%	11/25/26	EUR	83,694	84,682
[9,10]	France	0.000%	2/25/27	EUR	268,188	267,378
[9]	France	1.000%	5/25/27	EUR	164,689	170,003
[9]	France	2.750%	10/25/27	EUR	179,885	199,052
	France	0.750%	2/25/28	EUR	113,278	114,189
	France	0.750%	5/25/28	EUR	226,349	227,220
[9]	France	0.750%	11/25/28	EUR	191,509	190,725
	France	2.750%	2/25/29	EUR	30,000	33,166
	France	5.500%	4/25/29	EUR	136,812	173,926
[9]	France	0.500%	5/25/29	EUR	176,702	171,536
[9]	France	0.000%	11/25/29	EUR	190,770	176,752
[9]	France	2.500%	5/25/30	EUR	199,502	217,490
[9]	France	0.000%	11/25/30	EUR	201,798	181,738
	France	1.500%	5/25/31	EUR	112,885	113,791
	France	0.000%	11/25/31	EUR	217,173	189,721
	France	0.000%	5/25/32	EUR	142,980	122,838
	France	5.750%	10/25/32	EUR	82,358	112,705
	France	2.000%	11/25/32	EUR	160,000	164,329
	France	3.000%	5/25/33	EUR	50,000	55,597
	France	1.250%	5/25/34	EUR	134,376	124,473
	France	4.750%	4/25/35	EUR	106,535	137,742
[3,9]	France	1.250%	5/25/36	EUR	142,099	126,277
	France	1.250%	5/25/38	EUR	84,041	71,680
	France	4.000%	10/25/38	EUR	95,869	116,389
80

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	1.750%	6/25/39	EUR	47,084	42,972
[3]	France	0.500%	5/25/40	EUR	88,590	63,376
[9]	France	4.500%	4/25/41	EUR	165,428	214,382
[3]	France	2.500%	5/25/43	EUR	39,087	38,343
[3]	France	0.500%	6/25/44	EUR	24,019	15,678
[9]	France	3.250%	5/25/45	EUR	129,509	142,977
[3]	France	2.000%	5/25/48	EUR	114,568	99,624
[3,9]	France	1.500%	5/25/50	EUR	130,205	98,988
[9]	France	0.750%	5/25/52	EUR	105,268	62,635
[3]	France	0.750%	5/25/53	EUR	91,253	52,885
[3]	France	3.000%	5/25/54	EUR	36,133	37,242
[3]	France	4.000%	4/25/55	EUR	71,409	89,581
	France	4.000%	4/25/60	EUR	57,833	73,240
[3]	France	1.750%	5/25/66	EUR	66,794	49,939
[3]	France	0.500%	5/25/72	EUR	34,906	14,947
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,365
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	10,700	8,037
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,500	1,510
	Regie Autonome des Transports Parisiens	1.875%	5/25/32	EUR	5,300	5,138
	Region of Ile de France	0.500%	6/14/25	EUR	15,100	15,724
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,505
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,371
	Region of Ile de France	1.375%	3/14/29	EUR	100	100
	Region of Ile de France	0.100%	7/2/30	EUR	5,100	4,532
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,780
	SFIL SA	0.050%	6/4/29	EUR	23,300	21,415
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,500
	SNCF Reseau	4.250%	10/7/26	EUR	900	1,028
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,754
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	11,357
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,924
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	13,798
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	7,029
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	9,926
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,591
	SNCF Reseau	0.750%	5/25/36	EUR	10,900	8,616
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	7,826
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	5,288
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,962
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	3,199
	SNCF Reseau	4.830%	3/25/60	GBP	717	889
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,184
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	14,500	12,648
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	20,273
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	5,600	5,978
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	4,379
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	6,217
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	9,651
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	2,174
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	4,196
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	400	447
	Societe Nationale SNCF SA	0.875%	12/28/26	GBP	6,400	7,053
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	4,134	5,316
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	17,100	17,172
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	14,900	10,761
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	5,200	2,774
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,500	1,634
	UNEDIC ASSEO	0.125%	11/25/24	EUR	46,000	48,208
	UNEDIC ASSEO	0.625%	2/17/25	EUR	4,500	4,739
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,300	7,514
	UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	43,550
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	11,266
	UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	11,709
	UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	14,191
	UNEDIC ASSEO	0.000%	11/19/30	EUR	9,500	8,415
	UNEDIC ASSEO	1.500%	4/20/32	EUR	700	683
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	929
81

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	20,073
	UNEDIC ASSEO	0.250%	7/16/35	EUR	27,200	21,127
	Ville de Paris	1.250%	1/12/32	EUR	5,000	4,703
						7,237,281
Germany (8.1%)
	Bundesobligation	0.000%	4/11/25	EUR	143,276	149,957
	Bundesobligation	0.000%	10/10/25	EUR	377,723	391,033
	Bundesobligation	0.000%	10/9/26	EUR	161,401	163,799
	Bundesobligation	0.000%	4/16/27	EUR	84,891	85,246
	Bundesobligation	2.200%	4/13/28	EUR	102,000	111,777
	Bundesschatzanweisungen	0.200%	6/14/24	EUR	182,116	194,928
	Bundesschatzanweisungen	0.400%	9/13/24	EUR	116,102	123,815
	Bundesschatzanweisungen	2.200%	12/12/24	EUR	100,000	109,157
	Bundesschatzanweisungen	2.500%	3/13/25	EUR	80,000	87,788
	Federal Republic of Germany	1.500%	5/15/24	EUR	43,640	47,418
	Federal Republic of Germany	0.500%	2/15/26	EUR	134,252	139,977
	Federal Republic of Germany	0.000%	8/15/26	EUR	113,840	115,924
	Federal Republic of Germany	0.250%	2/15/27	EUR	115,138	117,214
	Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	14,157
	Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	108,506
	Federal Republic of Germany	5.625%	1/4/28	EUR	59,562	75,108
	Federal Republic of Germany	0.500%	2/15/28	EUR	123,946	125,654
	Federal Republic of Germany	4.750%	7/4/28	EUR	48,175	59,364
	Federal Republic of Germany	0.250%	8/15/28	EUR	127,586	126,555
	Federal Republic of Germany	0.000%	11/15/28	EUR	125,465	122,078
	Federal Republic of Germany	0.250%	2/15/29	EUR	49,782	48,873
	Federal Republic of Germany	0.000%	8/15/29	EUR	88,233	84,441
	Federal Republic of Germany	2.100%	11/15/29	EUR	100,000	108,820
	Federal Republic of Germany	6.250%	1/4/30	EUR	40,000	54,851
	Federal Republic of Germany	0.000%	2/15/30	EUR	100,000	94,701
	Federal Republic of Germany	5.500%	1/4/31	EUR	55,000	74,213
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	5,058
	Federal Republic of Germany	0.000%	8/15/31	EUR	54,486	49,940
	Federal Republic of Germany	0.000%	2/15/32	EUR	121,295	109,873
	Federal Republic of Germany	1.700%	8/15/32	EUR	144,812	151,952
	Federal Republic of Germany	2.300%	2/15/33	EUR	20,000	21,753
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,707	53,946
	Federal Republic of Germany	0.000%	5/15/35	EUR	148,581	123,154
	Federal Republic of Germany	0.000%	5/15/36	EUR	120,943	97,498
	Federal Republic of Germany	4.000%	1/4/37	EUR	55,040	71,597
	Federal Republic of Germany	1.000%	5/15/38	EUR	79,398	71,494
	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	61,239
	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	76,920
	Federal Republic of Germany	3.250%	7/4/42	EUR	85,000	104,776
[9]	Federal Republic of Germany	2.500%	7/4/44	EUR	99,968	111,408
[9]	Federal Republic of Germany	2.500%	8/15/46	EUR	180,709	203,081
	Federal Republic of Germany	1.250%	8/15/48	EUR	137,990	120,543
	Federal Republic of Germany	0.000%	8/15/50	EUR	126,517	74,530
	Federal Republic of Germany	0.000%	8/15/50	EUR	35,000	20,649
	Federal Republic of Germany	0.000%	8/15/52	EUR	30,000	16,800
	Federal Republic of Germany	1.800%	8/15/53	EUR	81,016	77,746
	FMS Wertmanagement	1.375%	3/7/25	GBP	10,200	12,042
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	5,176
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,784	12,335
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,235	3,377
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,123
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,023	891
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	6,656
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	9,283
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	21,578
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	4,595
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	13,765
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,421
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	10,460
	Free State of Saxony	0.010%	12/17/35	EUR	15,751	11,760
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	2,817	3,009
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,608	9,046
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	10,248	10,691
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,049	1,985
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	18,449	16,448
	Investitionsbank Berlin	0.250%	2/3/32	EUR	10,000	8,785
[11]	KFW	0.875%	7/18/24	GBP	423	507
[11]	KFW	1.500%	7/24/24	AUD	790	509
[11]	KFW	0.125%	10/4/24	EUR	41,511	43,856
[11]	KFW	1.375%	12/9/24	GBP	20,668	24,618
[11]	KFW	0.625%	1/15/25	EUR	18,977	20,072
[11]	KFW	4.000%	2/27/25	AUD	3,929	2,615
[11]	KFW	0.010%	3/31/25	EUR	41,647	43,321
[11]	KFW	0.375%	4/23/25	EUR	14,859	15,551
[11]	KFW	5.500%	6/18/25	GBP	10,248	13,129
[11]	KFW	0.125%	6/30/25	EUR	86,690	89,893
[11]	KFW	2.500%	8/25/25	CHF	5,390	6,164
[11]	KFW	0.250%	9/15/25	EUR	39,114	40,473
[11]	KFW	0.750%	2/19/26	CAD	3,295	2,241
[11]	KFW	0.375%	3/9/26	EUR	22,802	23,397
[11]	KFW	0.000%	6/15/26	EUR	38,607	38,898
[11]	KFW	1.250%	7/31/26	GBP	39,838	45,422
[11]	KFW	3.200%	9/11/26	AUD	4,317	2,821
[11]	KFW	0.000%	9/30/26	EUR	76,605	76,637
[11]	KFW	2.000%	2/15/27	AUD	9,300	5,791
[11]	KFW	0.625%	2/22/27	EUR	19,471	19,718
[11]	KFW	0.000%	3/31/27	EUR	5,919	5,835
[11]	KFW	1.250%	6/30/27	EUR	31,942	32,963
[11]	KFW	0.500%	9/15/27	EUR	17,400	17,319
[11]	KFW	0.000%	12/15/27	EUR	13,876	13,421
[11]	KFW	0.625%	1/7/28	EUR	20,497	20,411
[11]	KFW	1.375%	2/2/28	SEK	56,730	4,900
[11]	KFW	2.750%	3/15/28	EUR	23,204	25,496
[11]	KFW	3.200%	3/15/28	AUD	14,325	9,247
[11]	KFW	0.750%	6/28/28	EUR	15,810	15,706
[11]	KFW	0.000%	9/15/28	EUR	922	874
[11]	KFW	6.000%	12/7/28	GBP	5,124	7,013
[11]	KFW	0.750%	1/15/29	EUR	14,123	13,851
[11]	KFW	2.875%	12/28/29	EUR	40,000	44,182
[11]	KFW	3.125%	6/7/30	EUR	19,562	21,951
[11]	KFW	0.000%	9/17/30	EUR	38,887	34,792
[11]	KFW	0.000%	1/10/31	EUR	22,546	20,002
[11]	KFW	0.125%	1/9/32	EUR	28,014	24,469
[11]	KFW	1.375%	6/7/32	EUR	10,000	9,723
[11]	KFW	5.750%	6/7/32	GBP	5,380	7,621
[11]	KFW	1.125%	9/15/32	EUR	12,500	11,829
[11]	KFW	1.125%	5/9/33	EUR	19,984	18,633
[11]	KFW	2.875%	6/7/33	EUR	35,817	39,391
[11]	KFW	0.050%	9/29/34	EUR	13,002	10,291
[11]	KFW	1.375%	7/31/35	EUR	7,173	6,568
[11]	KFW	5.000%	6/9/36	GBP	3,735	5,097
[11]	KFW	1.250%	7/4/36	EUR	11,784	10,368
[11]	KFW	4.875%	3/15/37	GBP	1,017	1,361
[11]	KFW	1.125%	3/31/37	EUR	21,007	17,931
[11]	KFW	4.700%	6/2/37	CAD	1,198	962
[11]	KFW	1.125%	6/15/37	EUR	5,124	4,347
[11]	KFW	2.600%	6/20/37	JPY	18,000	164
[11]	KFW	0.875%	7/4/39	EUR	2,561	2,019
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	5,174
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	5,097
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	13,819
	Land Berlin	0.500%	2/10/25	EUR	10,760	11,298
	Land Berlin	0.250%	4/22/25	EUR	5,124	5,326
	Land Berlin	0.625%	3/20/26	EUR	5,096	5,241
	Land Berlin	0.625%	2/8/27	EUR	2,869	2,898
	Land Berlin	0.010%	5/18/27	EUR	18,140	17,766
	Land Berlin	1.250%	6/1/28	EUR	9,000	9,139
	Land Berlin	0.010%	10/26/28	EUR	13,835	13,032
	Land Berlin	0.010%	7/2/30	EUR	32,085	28,688
83

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Berlin	1.300%	6/13/33	EUR	1,023	964
	Land Berlin	0.750%	4/3/34	EUR	2,548	2,206
	Land Berlin	0.125%	6/4/35	EUR	5,124	3,965
	Land Berlin	0.625%	8/25/36	EUR	1,281	1,025
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,245
	Land Berlin	1.375%	8/27/38	EUR	2,561	2,198
	Land Berlin	0.050%	8/6/40	EUR	7,686	4,914
	Land Berlin	0.100%	1/18/41	EUR	17,561	11,251
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,235
	Land Thueringen	0.500%	5/12/25	EUR	2,306	2,409
	Land Thueringen	0.200%	10/26/26	EUR	7,686	7,698
	Land Thueringen	0.500%	3/2/29	EUR	15,000	14,403
	Land Thueringen	0.250%	3/5/40	EUR	4,201	2,826
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	6,020	4,009
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,686	7,818
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	22,269
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,479
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,961
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,410	5,615
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,784	12,376
[11]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,949
[11]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,143
[11]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,440
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,520
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	16,625
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,430
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	5,020
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,210	1,427
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	4,844
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	28,916	27,795
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	16,701	15,237
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,481
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,944	1,841
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	13,203
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,872
	NRW Bank	0.375%	12/16/24	GBP	15,000	17,568
	NRW Bank	0.250%	3/10/25	EUR	7,686	8,004
	NRW Bank	0.625%	2/11/26	EUR	7,686	7,908
	NRW Bank	0.500%	5/11/26	EUR	6,145	6,267
	NRW Bank	0.250%	9/28/26	EUR	3,049	3,059
	NRW Bank	0.625%	2/23/27	EUR	7,686	7,744
	NRW Bank	0.250%	3/16/27	EUR	2,895	2,872
	NRW Bank	0.125%	4/12/27	EUR	8,352	8,209
	NRW Bank	0.500%	9/13/27	EUR	7,686	7,605
	NRW Bank	0.625%	1/4/28	EUR	3,587	3,556
	NRW Bank	0.375%	5/16/29	EUR	3,715	3,513
	NRW Bank	0.125%	2/4/30	EUR	25,000	22,813
	NRW Bank	0.875%	4/12/34	EUR	4,669	4,137
	NRW Bank	0.100%	7/9/35	EUR	8,697	6,634
	NRW Bank	0.500%	6/17/41	EUR	3,000	2,090
	NRW Bank	1.250%	5/13/49	EUR	5,124	3,828
	State of Brandenburg	0.010%	6/26/28	EUR	2,104	2,000
	State of Brandenburg	0.050%	7/1/31	EUR	8,363	7,299
	State of Brandenburg	1.125%	7/4/33	EUR	3,000	2,770
	State of Brandenburg	0.750%	8/8/36	EUR	5,124	4,183
	State of Brandenburg	1.450%	11/26/38	EUR	7,225	6,236
	State of Brandenburg	0.300%	10/4/49	EUR	512	276
	State of Bremen	0.500%	3/3/25	EUR	6,661	6,982
	State of Bremen	1.200%	1/30/34	EUR	300	274
	State of Bremen	1.500%	11/12/38	EUR	2,526	2,192
	State of Bremen	1.000%	5/27/39	EUR	6,403	5,073
	State of Bremen	0.500%	5/6/41	EUR	5,260	3,623
	State of Bremen	0.550%	2/4/50	EUR	6,365	3,639
	State of Hesse	1.375%	6/10/24	EUR	2,049	2,209
	State of Hesse	0.125%	6/20/24	EUR	6,763	7,185
	State of Hesse	0.000%	9/15/24	EUR	12,024	12,662
	State of Hesse	0.500%	2/17/25	EUR	5,380	5,646
84

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Hesse	0.250%	6/10/25	EUR	12,810	13,280
State of Hesse	0.000%	4/14/26	EUR	922	929
State of Hesse	0.375%	7/6/26	EUR	30,693	31,127
State of Hesse	0.625%	8/2/28	EUR	5,124	5,018
State of Hesse	0.010%	3/11/30	EUR	8,821	7,969
State of Hesse	0.000%	11/8/30	EUR	12,810	11,348
State of Hesse	1.300%	10/10/33	EUR	4,099	3,830
State of Lower Saxony	0.000%	8/2/24	EUR	12,306	13,001
State of Lower Saxony	0.625%	1/20/25	EUR	5,124	5,398
State of Lower Saxony	0.125%	3/7/25	EUR	2,049	2,135
State of Lower Saxony	0.500%	6/13/25	EUR	5,124	5,344
State of Lower Saxony	0.375%	1/9/26	EUR	10,600	10,868
State of Lower Saxony	0.500%	6/8/26	EUR	1,281	1,307
State of Lower Saxony	0.010%	9/8/26	EUR	12,731	12,694
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,915
State of Lower Saxony	0.010%	11/25/27	EUR	33,879	32,698
State of Lower Saxony	0.750%	2/15/28	EUR	7,686	7,652
State of Lower Saxony	0.010%	2/19/29	EUR	10,002	9,325
State of Lower Saxony	0.375%	5/14/29	EUR	3,074	2,915
State of Lower Saxony	0.125%	1/10/30	EUR	5,124	4,691
State of Lower Saxony	0.010%	8/13/30	EUR	13,307	11,872
State of Lower Saxony	0.010%	1/10/31	EUR	4,669	4,117
State of Lower Saxony	0.050%	3/9/35	EUR	13,026	10,052
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	165	175
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,536	1,611
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,536	1,648
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,686	7,961
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	53,968	54,964
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,124	5,244
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	10,498
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	17,510
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	14,414
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	2,917
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	4,035	3,692
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	5,124	5,152
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,686	7,046
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	14,652	15,286
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,832	12,516
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	15,573
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	6,310
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	3,000	2,708
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	9,171
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,485
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	5,922
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,023	737
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	2,079
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	3,735	2,645
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	28,800	23,532
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	4,083
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	1,683	1,069
State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	15,000	8,062
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	8,170
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	7,470	4,141
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	11,357
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	10,732	7,658
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	7,885
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	7,449
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	5,659
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	6,572
State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	2,331
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	3,074	3,233
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	5,136
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	5,129
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	5,093
State of Rhineland-Palatinate	0.750%	2/23/32	EUR	32,683	29,945
State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	3,226
State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,281	1,277
85

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	17,545
	State of Saxony-Anhalt	0.500%	3/24/51	EUR	7,515	4,243
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	13,723
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,023	990
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,434
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	12,467
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,348
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	2,246
						6,920,086
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	74,800	9,264
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	15,250	1,917
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,050	619
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	355
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	7,353
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	4,827
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	377
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	14,000	1,606
						26,318
Hungary (0.2%)
	Republic of Hungary	1.500%	8/23/23	HUF	1,730,540	4,928
	Republic of Hungary	6.000%	11/24/23	HUF	1,485,060	4,192
	Republic of Hungary	2.500%	10/24/24	HUF	6,363,750	16,334
	Republic of Hungary	5.500%	6/24/25	HUF	3,081,090	8,101
	Republic of Hungary	1.250%	10/22/25	EUR	6,918	7,111
	Republic of Hungary	1.000%	11/26/25	HUF	1,919,870	4,483
	Republic of Hungary	1.500%	4/22/26	HUF	5,563,460	12,865
	Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	8,307
	Republic of Hungary	5.000%	2/22/27	EUR	3,245	3,623
	Republic of Hungary	1.750%	10/10/27	EUR	2,254	2,217
	Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	23,435
	Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	38,303
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,522	3,019
	Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	4,328
	Republic of Hungary	3.000%	8/21/30	HUF	6,884,230	14,965
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,200	2,243
	Republic of Hungary	3.250%	10/22/31	HUF	484,810	1,034
	Republic of Hungary	1.625%	4/28/32	EUR	16,162	13,320
	Republic of Hungary	4.750%	11/24/32	HUF	3,500,000	8,242
	Republic of Hungary	2.250%	4/20/33	HUF	2,472,710	4,626
	Republic of Hungary	1.750%	6/5/35	EUR	1,131	858
	Republic of Hungary	3.000%	10/27/38	HUF	1,531,000	2,658
	Republic of Hungary	3.000%	4/25/41	HUF	1,902,090	3,151
	Republic of Hungary	1.500%	11/17/50	EUR	3,819	2,135
						194,478
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,310	2,313
Indonesia (1.2%)
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	786,315,000	54,673
	Indonesia Treasury Bond	8.125%	5/15/24	IDR	541,084,000	37,645
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	816,589,000	56,000
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	143,913,000	10,047
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	664,399,000	44,400
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	24,973
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	22,854
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	53,216
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	49,847
	Indonesia Treasury Bond	6.375%	8/15/28	IDR	450,000,000	30,812
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,951
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	46,826
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	52,622
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	646,998,000	43,945
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	11,009
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	48,997
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	20,620
86

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	7.000%	2/15/33	IDR	150,000,000	10,556
Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	62,946
Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	36,259
Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	39,447
Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	30,164
Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	5,528
Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	31,272
Indonesia Treasury Bond	7.125%	6/15/38	IDR	30,000,000	2,092
Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	24,487
Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	42,999
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	7,004
Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	36,999
Indonesia Treasury Bond	7.125%	6/15/43	IDR	220,000,000	15,340
Indonesia Treasury Bond	7.375%	5/15/48	IDR	388,193,000	27,284
Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	22,471
Republic of Indonesia	2.150%	7/18/24	EUR	1,020	1,100
Republic of Indonesia	1.750%	4/24/25	EUR	9,152	9,670
Republic of Indonesia	1.450%	9/18/26	EUR	2,224	2,253
Republic of Indonesia	0.900%	2/14/27	EUR	7,195	7,067
Republic of Indonesia	3.750%	6/14/28	EUR	9,561	10,419
Republic of Indonesia	1.000%	7/28/29	EUR	4,429	4,025
Republic of Indonesia	1.100%	3/12/33	EUR	4,791	3,918
					1,043,737
Ireland (0.5%)
Republic of Ireland	1.000%	5/15/26	EUR	47,116	49,505
Republic of Ireland	0.200%	5/15/27	EUR	61,450	61,568
Republic of Ireland	0.900%	5/15/28	EUR	32,172	32,693
Republic of Ireland	1.100%	5/15/29	EUR	25,620	26,007
Republic of Ireland	0.200%	10/18/30	EUR	45,492	41,990
Republic of Ireland	1.350%	3/18/31	EUR	20,497	20,555
Republic of Ireland	0.000%	10/18/31	EUR	86,597	76,271
Republic of Ireland	0.350%	10/18/32	EUR	32,683	28,914
Republic of Ireland	1.300%	5/15/33	EUR	10,453	10,072
Republic of Ireland	0.400%	5/15/35	EUR	11,459	9,460
Republic of Ireland	1.700%	5/15/37	EUR	2,649	2,488
Republic of Ireland	0.550%	4/22/41	EUR	31,283	22,129
Republic of Ireland	3.000%	10/18/43	EUR	20,000	21,472
Republic of Ireland	2.000%	2/18/45	EUR	4,459	3,969
Republic of Ireland	1.500%	5/15/50	EUR	47,915	36,862
					443,955
Isle Of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	4,968	3,165
Israel (0.3%)
State of Israel	0.150%	7/31/23	ILS	30,688	8,365
State of Israel	1.500%	11/30/23	ILS	27,960	7,578
State of Israel	3.750%	3/31/24	ILS	18,873	5,173
State of Israel	0.400%	10/31/24	ILS	29,933	7,783
State of Israel	0.500%	4/30/25	ILS	122,478	31,384
State of Israel	1.750%	8/31/25	ILS	182,117	47,504
State of Israel	6.250%	10/30/26	ILS	28,757	8,494
State of Israel	1.500%	1/18/27	EUR	13,151	13,254
State of Israel	2.000%	3/31/27	ILS	82,667	21,187
State of Israel	2.250%	9/28/28	ILS	116,708	29,605
State of Israel	1.500%	1/16/29	EUR	5,561	5,399
State of Israel	1.000%	3/31/30	ILS	120,127	27,425
State of Israel	0.625%	1/18/32	EUR	1,934	1,603
State of Israel	1.500%	5/31/37	ILS	37,121	7,423
State of Israel	5.500%	1/31/42	ILS	33,676	10,852
State of Israel	3.750%	3/31/47	ILS	92,481	23,525
State of Israel	2.500%	1/16/49	EUR	1,281	1,076
State of Israel	2.800%	11/29/52	ILS	62,870	12,930
					270,560
Italy (6.7%)
Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,500	2,688
Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,800	4,016
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,612
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	7,806
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	7,690
	Italy Buoni Poliennali Del Tesoro	1.750%	5/30/24	EUR	140,058	151,638
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	88,874	96,095
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	135,359	143,002
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	30,189	32,271
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/24	EUR	86,585	94,179
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	50,852	53,116
	Italy Buoni Poliennali Del Tesoro	0.350%	2/1/25	EUR	65,000	67,998
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	3/1/25	EUR	88,109	99,841
	Italy Buoni Poliennali Del Tesoro	3.400%	3/28/25	EUR	164,576	181,265
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	74,943	79,495
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	86,732	92,612
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	48,017	50,387
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	50,000	53,894
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	192,589	212,446
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	50,000	49,855
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	101,912	113,258
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	149,632	158,175
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	46,949
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	43,515	53,881
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	69,546	69,730
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	101,436	102,098
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	32,000	33,539
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	65,766	68,291
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	52,816
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	95,150	117,689
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	126,036	133,466
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	125,426	117,734
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	148,537	161,678
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	53,889	50,589
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	221,952	231,460
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	71,461	75,467
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	25,000	29,933
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	49,237	54,270
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	56,441
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	64,759
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	63,404	69,181
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	65,523	58,811
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	83,599	78,538
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	83,764	73,454
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	72,304	91,143
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	57,295	48,320
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	167,697	185,422
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	70,000	60,229
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	66,412	60,452
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	84,388	71,460
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,997	58,879
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	100,845	125,210
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	68,814	77,380
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	57,354	54,024
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	69,080	80,894
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	51,841	51,985
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	82,326	88,049
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	80,601	85,694
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	59,952	43,354
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	109,813	105,549
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	55,169	51,142
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	86,507	101,229
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	53,288
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	51,949	61,021
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	58,187	43,745
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	23,981	26,114
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	52,768	60,068
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,279	31,096
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	60,807	55,021
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	54,235	44,728
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	62,640
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	83,843	83,389
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	79,209	60,176
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	3,253	2,062
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	57,630	40,007
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	30,994	33,633
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	33,075
	Republic of Italy	6.000%	8/4/28	GBP	6,098	7,807
						5,693,398
Japan (14.6%)
	Aichi Prefecture	0.001%	10/15/26	JPY	100,000	731
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	3,000,000	22,045
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	307,500	2,273
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	10,043	11,843
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	205,000	1,516
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	387,900	2,873
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	26,269	27,165
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	23,300	171
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	2,091
	Hyogo Prefecture	1.020%	7/13/29	JPY	850,000	6,506
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,569
	Japan	0.005%	6/1/24	JPY	10,551,850	77,547
	Japan	0.100%	6/20/24	JPY	9,184,100	67,568
	Japan	0.600%	6/20/24	JPY	363,800	2,692
	Japan	0.005%	7/1/24	JPY	6,141,700	45,135
	Japan	0.005%	8/1/24	JPY	15,309,500	112,566
	Japan	0.005%	9/1/24	JPY	6,000,000	44,116
	Japan	0.100%	9/20/24	JPY	6,909,000	50,839
	Japan	0.500%	9/20/24	JPY	6,507,700	48,150
	Japan	2.100%	9/20/24	JPY	668,700	5,057
	Japan	0.005%	10/1/24	JPY	11,000,000	80,843
	Japan	0.005%	11/1/24	JPY	13,800,000	101,468
	Japan	0.005%	12/1/24	JPY	15,600,000	114,660
	Japan	0.100%	12/20/24	JPY	8,332,300	61,329
	Japan	0.300%	12/20/24	JPY	5,154,900	38,065
	Japan	0.500%	12/20/24	JPY	3,960,950	29,344
	Japan	0.005%	1/1/25	JPY	13,000,000	95,541
	Japan	0.005%	2/1/25	JPY	13,000,000	95,547
	Japan	0.100%	3/20/25	JPY	8,198,650	60,356
	Japan	0.400%	3/20/25	JPY	5,055,000	37,422
	Japan	2.000%	3/20/25	JPY	38,400	293
	Japan	0.005%	4/1/25	JPY	5,800,000	42,621
	Japan	0.100%	6/20/25	JPY	4,152,600	30,578
	Japan	0.400%	6/20/25	JPY	4,253,000	31,516
	Japan	1.900%	6/20/25	JPY	589,200	4,505
	Japan	2.100%	6/20/25	JPY	1,537,250	11,802
	Japan	0.100%	9/20/25	JPY	5,445,900	40,104
	Japan	0.400%	9/20/25	JPY	1,637,150	12,145
	Japan	2.100%	9/20/25	JPY	102,500	791
	Japan	0.100%	12/20/25	JPY	6,691,100	49,300
	Japan	0.300%	12/20/25	JPY	7,931,800	58,746
	Japan	2.000%	12/20/25	JPY	1,711,450	13,239
	Japan	0.005%	3/20/26	JPY	14,919,100	109,649
	Japan	0.100%	3/20/26	JPY	2,613,300	19,259
	Japan	2.100%	3/20/26	JPY	440,650	3,434
	Japan	2.200%	3/20/26	JPY	409,950	3,204
	Japan	0.005%	6/20/26	JPY	16,304,150	119,814
	Japan	0.100%	6/20/26	JPY	2,784,100	20,518
	Japan	0.005%	9/20/26	JPY	17,865,650	131,254
	Japan	0.100%	9/20/26	JPY	3,558,700	26,228
	Japan	2.200%	9/20/26	JPY	1,530,700	12,081
	Japan	2.300%	9/20/26	JPY	17,900	142
	Japan	0.005%	12/20/26	JPY	15,699,800	115,297
	Japan	0.100%	12/20/26	JPY	9,358,350	68,956
	Japan	2.100%	12/20/26	JPY	2,562,050	20,248
	Japan	0.005%	3/20/27	JPY	16,990,650	124,699
89

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	3/20/27	JPY	8,316,950	61,265
Japan	0.100%	3/20/27	JPY	8,731,150	64,317
Japan	2.000%	3/20/27	JPY	512,400	4,052
Japan	2.100%	3/20/27	JPY	179,300	1,423
Japan	0.005%	6/20/27	JPY	16,482,000	120,866
Japan	0.100%	6/20/27	JPY	7,347,850	54,091
Japan	2.100%	6/20/27	JPY	1,000,000	7,970
Japan	2.300%	6/20/27	JPY	1,010,200	8,112
Japan	0.100%	9/20/27	JPY	9,584,000	70,488
Japan	0.100%	9/20/27	JPY	5,850,000	43,028
Japan	2.200%	9/20/27	JPY	1,007,650	8,092
Japan	0.100%	12/20/27	JPY	8,264,400	60,737
Japan	0.200%	12/20/27	JPY	10,500,000	77,524
Japan	0.300%	12/20/27	JPY	2,000,000	14,835
Japan	2.100%	12/20/27	JPY	2,988,300	23,992
Japan	0.100%	3/20/28	JPY	8,412,050	61,752
Japan	0.200%	3/20/28	JPY	4,600,000	33,930
Japan	2.200%	3/20/28	JPY	3,824,050	30,942
Japan	2.400%	3/20/28	JPY	2,997,600	24,471
Japan	0.100%	6/20/28	JPY	8,595,250	63,064
Japan	2.300%	6/20/28	JPY	760,000	6,205
Japan	2.400%	6/20/28	JPY	1,282,800	10,521
Japan	0.100%	9/20/28	JPY	8,030,450	58,885
Japan	2.100%	9/20/28	JPY	3,139,100	25,496
Japan	2.200%	9/20/28	JPY	614,850	5,017
Japan	0.100%	12/20/28	JPY	4,828,750	35,393
Japan	1.900%	12/20/28	JPY	3,709,800	29,941
Japan	2.100%	12/20/28	JPY	307,400	2,506
Japan	0.100%	3/20/29	JPY	8,564,400	62,715
Japan	1.900%	3/20/29	JPY	2,126,500	17,217
Japan	2.100%	3/20/29	JPY	2,312,500	18,922
Japan	0.100%	6/20/29	JPY	5,856,400	42,837
Japan	2.100%	6/20/29	JPY	2,833,600	23,270
Japan	0.100%	9/20/29	JPY	7,603,400	55,582
Japan	2.100%	9/20/29	JPY	3,705,350	30,544
Japan	2.800%	9/20/29	JPY	1,383,450	11,853
Japan	0.100%	12/20/29	JPY	6,851,550	50,028
Japan	2.100%	12/20/29	JPY	3,843,100	31,789
Japan	2.200%	12/20/29	JPY	2,941,200	24,468
Japan	2.100%	3/20/30	JPY	6,340,950	52,608
Japan	2.200%	3/20/30	JPY	3,228,150	26,944
Japan	2.300%	5/20/30	JPY	87,100	733
Japan	0.100%	6/20/30	JPY	11,653,050	84,926
Japan	1.600%	6/20/30	JPY	292,050	2,355
Japan	1.800%	6/20/30	JPY	20,450	167
Japan	2.000%	6/20/30	JPY	2,562,050	21,188
Japan	0.100%	9/20/30	JPY	4,406,850	32,044
Japan	1.800%	9/20/30	JPY	717,350	5,870
Japan	1.900%	9/20/30	JPY	2,239,250	18,442
Japan	0.100%	12/20/30	JPY	4,808,400	34,891
Japan	2.000%	12/20/30	JPY	2,837,200	23,573
Japan	2.100%	12/20/30	JPY	5,436,400	45,467
Japan	0.100%	3/20/31	JPY	12,480,300	90,408
Japan	1.900%	3/20/31	JPY	3,074,450	25,422
Japan	2.000%	3/20/31	JPY	6,241,250	51,962
Japan	2.200%	3/20/31	JPY	4,556,200	38,461
Japan	0.100%	6/20/31	JPY	16,868,350	122,048
Japan	1.800%	6/20/31	JPY	3,185,250	26,215
Japan	1.900%	6/20/31	JPY	6,348,850	52,624
Japan	0.100%	9/20/31	JPY	4,677,250	33,799
Japan	1.700%	9/20/31	JPY	8,040,350	65,870
Japan	1.800%	9/20/31	JPY	6,581,550	54,317
Japan	0.100%	12/20/31	JPY	1,244,700	8,979
Japan	1.700%	12/20/31	JPY	4,833,200	39,683
Japan	1.800%	12/20/31	JPY	9,444,650	78,129
Japan	0.200%	3/20/32	JPY	1,000,000	7,269
Japan	1.600%	3/20/32	JPY	4,586,150	37,428
90

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	3/20/32	JPY	2,639,700	21,711
Japan	1.800%	3/20/32	JPY	5,379,000	44,584
Japan	1.500%	6/20/32	JPY	3,228,150	26,158
Japan	1.600%	6/20/32	JPY	3,792,600	30,978
Japan	1.700%	6/20/32	JPY	3,000,000	24,701
Japan	1.700%	9/20/32	JPY	13,017,100	107,327
Japan	1.800%	11/22/32	JPY	800,000	6,656
Japan	0.500%	12/20/32	JPY	3,500,000	26,058
Japan	1.700%	12/20/32	JPY	8,254,400	68,146
Japan	1.800%	12/20/32	JPY	4,574,450	38,083
Japan	0.500%	3/20/33	JPY	7,000,000	51,827
Japan	1.100%	3/20/33	JPY	800,000	6,265
Japan	1.500%	3/20/33	JPY	6,311,250	51,226
Japan	1.600%	3/20/33	JPY	5,101,150	41,770
Japan	1.700%	6/20/33	JPY	1,294,250	10,701
Japan	1.700%	6/20/33	JPY	9,138,450	75,561
Japan	1.700%	9/20/33	JPY	7,838,600	64,863
Japan	1.600%	12/20/33	JPY	7,503,300	61,562
Japan	2.000%	12/20/33	JPY	256,200	2,180
Japan	1.500%	3/20/34	JPY	8,799,050	71,534
Japan	2.400%	3/20/34	JPY	1,895,900	16,739
Japan	1.500%	6/20/34	JPY	8,276,150	67,316
Japan	2.500%	6/20/34	JPY	1,031,450	9,209
Japan	1.400%	9/20/34	JPY	11,128,950	89,630
Japan	2.500%	9/20/34	JPY	1,004,950	8,993
Japan	1.200%	12/20/34	JPY	11,566,650	91,211
Japan	2.400%	12/20/34	JPY	1,178,550	10,462
Japan	1.200%	3/20/35	JPY	10,380,300	81,833
Japan	2.300%	3/20/35	JPY	1,281,000	11,287
Japan	1.300%	6/20/35	JPY	6,640,850	52,892
Japan	2.300%	6/20/35	JPY	1,834,450	16,191
Japan	1.200%	9/20/35	JPY	7,898,000	62,187
Japan	2.500%	9/20/35	JPY	512,400	4,619
Japan	1.000%	12/20/35	JPY	8,060,050	61,984
Japan	2.300%	12/20/35	JPY	1,286,150	11,381
Japan	0.400%	3/20/36	JPY	7,084,800	50,558
Japan	2.500%	3/20/36	JPY	1,131,400	10,231
Japan	0.200%	6/20/36	JPY	5,897,900	40,880
Japan	2.500%	6/20/36	JPY	2,242,950	20,301
Japan	0.500%	9/20/36	JPY	9,147,850	65,807
Japan	2.500%	9/20/36	JPY	307,400	2,789
Japan	0.600%	12/20/36	JPY	9,445,400	68,705
Japan	2.300%	12/20/36	JPY	414,050	3,685
Japan	0.700%	3/20/37	JPY	8,555,500	62,939
Japan	2.400%	3/20/37	JPY	1,851,850	16,681
Japan	0.600%	6/20/37	JPY	9,009,250	65,259
Japan	0.600%	9/20/37	JPY	10,478,550	75,758
Japan	2.500%	9/20/37	JPY	1,688,650	15,419
Japan	0.600%	12/20/37	JPY	5,776,950	41,660
Japan	0.500%	3/20/38	JPY	9,975,050	70,709
Japan	2.500%	3/20/38	JPY	3,134,700	28,697
Japan	0.500%	6/20/38	JPY	11,168,800	78,952
Japan	0.700%	9/20/38	JPY	9,271,800	67,311
Japan	2.400%	9/20/38	JPY	2,572,400	23,328
Japan	0.500%	12/20/38	JPY	11,790,450	82,865
Japan	0.400%	3/20/39	JPY	12,264,900	84,578
Japan	2.300%	3/20/39	JPY	3,549,950	31,833
Japan	0.300%	6/20/39	JPY	11,302,400	76,429
Japan	0.300%	9/20/39	JPY	12,042,900	81,108
Japan	2.200%	9/20/39	JPY	5,874,850	52,067
Japan	0.300%	12/20/39	JPY	12,164,800	81,601
Japan	0.400%	3/20/40	JPY	13,734,200	93,373
Japan	2.300%	3/20/40	JPY	5,626,850	50,576
Japan	0.400%	6/20/40	JPY	18,259,650	123,639
Japan	0.400%	9/20/40	JPY	18,396,800	124,128
Japan	2.000%	9/20/40	JPY	9,206,700	79,503
Japan	0.500%	12/20/40	JPY	15,647,250	107,115
91

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.500%	3/20/41	JPY	14,665,650	100,128
	Japan	2.200%	3/20/41	JPY	6,798,700	60,389
	Japan	0.400%	6/20/41	JPY	19,076,750	127,609
	Japan	0.500%	9/20/41	JPY	16,202,750	110,093
	Japan	2.000%	9/20/41	JPY	6,808,600	58,903
	Japan	0.500%	12/20/41	JPY	17,586,400	119,292
	Japan	0.800%	3/20/42	JPY	14,733,450	105,246
	Japan	2.000%	3/20/42	JPY	8,954,450	77,536
	Japan	0.900%	6/20/42	JPY	12,514,000	90,841
	Japan	1.100%	9/20/42	JPY	10,790,000	80,987
	Japan	1.900%	9/20/42	JPY	10,501,050	89,673
	Japan	1.400%	12/20/42	JPY	8,010,000	63,185
	Japan	1.100%	3/20/43	JPY	1,300,000	9,702
	Japan	1.800%	3/20/43	JPY	5,954,750	50,009
	Japan	1.900%	6/20/43	JPY	4,897,750	41,803
	Japan	1.800%	9/20/43	JPY	5,721,800	48,060
	Japan	1.700%	12/20/43	JPY	4,389,800	36,269
	Japan	1.700%	3/20/44	JPY	5,446,700	45,032
	Japan	1.700%	6/20/44	JPY	4,962,200	41,018
	Japan	1.700%	9/20/44	JPY	5,165,800	42,710
	Japan	1.500%	12/20/44	JPY	3,986,800	31,839
	Japan	1.500%	3/20/45	JPY	6,254,900	49,932
	Japan	1.600%	6/20/45	JPY	3,205,100	26,033
	Japan	1.400%	9/20/45	JPY	2,165,500	16,948
	Japan	1.400%	12/20/45	JPY	2,772,150	21,687
	Japan	0.800%	3/20/46	JPY	4,612,650	31,933
	Japan	0.300%	6/20/46	JPY	3,982,000	24,517
	Japan	0.500%	9/20/46	JPY	6,327,950	40,757
	Japan	0.600%	12/20/46	JPY	3,457,150	22,736
	Japan	0.800%	3/20/47	JPY	5,138,400	35,308
	Japan	0.800%	6/20/47	JPY	5,915,400	40,535
	Japan	0.800%	9/20/47	JPY	5,227,600	35,729
	Japan	0.800%	12/20/47	JPY	6,082,550	41,484
	Japan	0.800%	3/20/48	JPY	8,194,550	55,696
	Japan	2.400%	3/20/48	JPY	1,209,950	11,292
	Japan	0.700%	6/20/48	JPY	7,992,400	52,877
	Japan	0.900%	9/20/48	JPY	3,013,500	20,853
	Japan	0.700%	12/20/48	JPY	6,466,600	42,491
	Japan	0.500%	3/20/49	JPY	8,126,050	50,532
	Japan	2.200%	3/20/49	JPY	1,632,650	14,683
	Japan	0.400%	6/20/49	JPY	7,198,550	43,358
	Japan	0.400%	9/20/49	JPY	7,946,200	47,669
	Japan	0.400%	12/20/49	JPY	8,540,250	51,165
[8]	Japan	0.400%	3/20/50	JPY	9,362,550	55,765
	Japan	2.200%	3/20/50	JPY	1,597,800	14,343
[8]	Japan	0.600%	6/20/50	JPY	9,658,350	60,621
[8]	Japan	0.600%	9/20/50	JPY	12,050,000	75,440
[8]	Japan	0.700%	12/20/50	JPY	13,545,450	87,042
[8]	Japan	0.700%	3/20/51	JPY	10,403,400	66,687
[8]	Japan	2.200%	3/20/51	JPY	2,017,000	18,160
[8]	Japan	0.700%	6/20/51	JPY	10,596,800	67,900
[8]	Japan	0.700%	9/20/51	JPY	11,110,300	71,082
[8]	Japan	0.700%	12/20/51	JPY	12,880,100	82,332
[8]	Japan	1.000%	3/20/52	JPY	10,784,000	74,619
[8]	Japan	2.000%	3/20/52	JPY	3,667,350	31,877
[8]	Japan	1.300%	6/20/52	JPY	9,711,000	72,360
[8]	Japan	1.400%	9/20/52	JPY	8,270,000	63,113
[8]	Japan	1.600%	12/20/52	JPY	6,410,000	51,212
	Japan	1.400%	3/20/53	JPY	2,200,000	16,735
	Japan	1.900%	3/20/53	JPY	3,782,450	32,332
	Japan	1.700%	3/20/54	JPY	3,676,550	30,113
	Japan	1.400%	3/20/55	JPY	4,776,950	36,361
	Japan	0.400%	3/20/56	JPY	7,646,050	43,017
	Japan	0.900%	3/20/57	JPY	8,775,400	57,728
	Japan	0.800%	3/20/58	JPY	8,318,300	52,729
	Japan	0.500%	3/20/59	JPY	10,457,450	59,287
	Japan	0.500%	3/20/60	JPY	13,564,950	76,403
92

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.700%	3/20/61	JPY	13,266,350	79,814
Japan	1.000%	3/20/62	JPY	13,232,700	87,304
Japan Bank for International Cooperation	3.125%	2/15/28	EUR	3,500	3,836
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	576,100	4,254
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	1,024,800	7,578
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	12,700	94
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	512,400	3,790
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	778,800	5,759
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,024,700	7,577
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	205,000	1,512
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	209,600	1,549
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	293,800	2,173
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	297,100	2,202
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	7,100	53
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	32,700	242
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	384,700	2,845
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	21,000	155
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	705
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	234
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	8,942
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	41
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,778
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	3,156
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	11,146
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	340,000	2,724
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	4,519
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	2,257
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	314
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,786
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	6,091
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	488
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	320,000	2,567
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	822
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,591
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	788
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	7,578
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,560
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	2,307
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	13,530
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	694
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	6,770
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	699
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	7,093
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	100,000	701
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	701
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	688
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	5,662
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	681
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	888
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	170,000	1,650
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	671
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	9,790
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	660
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	651
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,855
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	1,151
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	575
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	9,793
Japan Finance Corp.	0.001%	7/31/24	JPY	1,050,000	7,709
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,566,900	11,561
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	115,200	850
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	103,400	766
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	512,400	3,732
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	46,000	339
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	76,600	559
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	920
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	5,638
93

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,964
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,673
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	7,335
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	7,523
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	165
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	90,000	726
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	239
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	9,181
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	6,463
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	738
Japan Finance Organization for Municipalities	2.950%	3/24/34	JPY	50,000	453
Japan Housing Finance Agency	0.040%	6/20/25	JPY	10,000	73
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	15,589
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	2,195
Major Joint Local Government Bond	0.674%	5/24/24	JPY	205,000	1,516
Major Joint Local Government Bond	0.659%	6/25/24	JPY	409,900	3,025
Major Joint Local Government Bond	0.611%	7/25/24	JPY	677,000	5,009
Major Joint Local Government Bond	0.566%	8/23/24	JPY	256,100	1,893
Major Joint Local Government Bond	0.554%	9/25/24	JPY	768,600	5,670
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,229,700	9,015
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,178,500	8,711
Major Joint Local Government Bond	0.470%	3/25/25	JPY	896,600	6,632
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,870,300	13,820
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,613,200	19,374
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,332,200	9,880
Major Joint Local Government Bond	0.553%	7/25/25	JPY	637,200	4,728
Major Joint Local Government Bond	0.500%	8/25/25	JPY	819,900	6,079
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,112,200	8,217
Major Joint Local Government Bond	0.496%	11/25/25	JPY	512,400	3,802
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,613,200	19,302
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	165
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	109
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	12,427
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	11,649
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	6,378
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	7,196
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,983
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,803
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	21,382
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	3,340
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,926
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	167
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,962
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	5,121
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	686
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	6,013
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,967
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	13,627
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	185
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,872,100	13,499
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	110
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,698
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,622
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	541
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	12,564
Major Joint Local Government Bond	0.120%	11/25/30	JPY	33,200	238
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	9,811
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	647
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,686
Major Joint Local Government Bond	0.110%	12/25/31	JPY	1,000,000	7,095
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	27,072
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,802
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,791
Osaka Prefecture	1.453%	9/26/34	JPY	140,000	1,104
Osaka Prefecture	0.366%	9/28/35	JPY	840,000	5,855
Osaka Prefecture	1.203%	9/28/35	JPY	900,000	6,932
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	4,113
94

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	358,700	2,629
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	71,600	524
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	512,400	3,750
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,270,100	9,286
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	384,300	2,839
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	256,100	1,877
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	256,100	1,892
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	563,500	4,163
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	343,300	2,510
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	666
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	7,543
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,918
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	8,751
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	5,835
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	321
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	180,000	1,483
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	340,000	2,643
						12,416,513
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	728	752
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,628	1,770
	Republic of Kazakhstan	0.600%	9/30/26	EUR	812	783
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,156	3,045
	Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,375
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,434	1,936
						9,909
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,659	8,507
	Republic of Latvia	3.500%	1/17/28	EUR	23,407	25,597
	Republic of Latvia	0.010%	3/17/31	EUR	10,983	8,915
						43,019
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	7,072	7,386
	Republic of Lithuania	4.125%	4/25/28	EUR	4,500	5,003
	Republic of Lithuania	2.125%	6/1/32	EUR	24,252	23,225
						35,614
Luxembourg (0.1%)
	Grand Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,525
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,536	1,642
	Grand Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,710
	State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	14,000	12,310
	State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	25,000	21,008
	State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,615
						46,810
Malaysia (0.9%)
	Federation of Malaysia	3.478%	6/14/24	MYR	132,686	29,920
	Federation of Malaysia	4.181%	7/15/24	MYR	72,466	16,468
	Federation of Malaysia	4.059%	9/30/24	MYR	27,557	6,262
	Federation of Malaysia	3.882%	3/14/25	MYR	75,079	17,058
	Federation of Malaysia	3.955%	9/15/25	MYR	238,326	54,333
	Federation of Malaysia	4.392%	4/15/26	MYR	35,723	8,253
	Federation of Malaysia	3.906%	7/15/26	MYR	118,643	27,051
	Federation of Malaysia	3.900%	11/30/26	MYR	67,108	15,306
	Federation of Malaysia	3.892%	3/15/27	MYR	373	85
	Federation of Malaysia	3.899%	11/16/27	MYR	49,502	11,310
	Federation of Malaysia	3.733%	6/15/28	MYR	130,850	29,655
	Federation of Malaysia	4.504%	4/30/29	MYR	86,000	20,183
	Federation of Malaysia	3.885%	8/15/29	MYR	77,460	17,596
	Federation of Malaysia	4.498%	4/15/30	MYR	71,702	16,904
	Federation of Malaysia	2.632%	4/15/31	MYR	32,034	6,629
	Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,445
	Federation of Malaysia	4.127%	4/15/32	MYR	12,757	2,925
	Federation of Malaysia	3.582%	7/15/32	MYR	50,000	11,071
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.193%	10/7/32	MYR	68,600	15,783
Federation of Malaysia	3.844%	4/15/33	MYR	103,536	23,194
Federation of Malaysia	4.642%	11/7/33	MYR	58,024	13,906
Federation of Malaysia	3.828%	7/5/34	MYR	108,288	24,101
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	12,599
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	5,749
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	25,015
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	15,331
Federation of Malaysia	4.696%	10/15/42	MYR	128,600	31,364
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	2,254
Federation of Malaysia	4.736%	3/15/46	MYR	17,860	4,350
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	14,764
Federation of Malaysia	4.065%	6/15/50	MYR	93,261	20,436
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	12,679	2,880
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	5,987	1,350
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	112,915	25,582
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	134,278	30,052
Malaysia Government Investment Issue	3.871%	8/8/28	MYR	2,500	568
Malaysia Government Investment Issue	4.369%	10/31/28	MYR	144,150	33,530
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	94,390	21,603
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	139,340	30,628
Malaysia Government Investment Issue	4.724%	6/15/33	MYR	37,424	9,023
Malaysia Government Investment Issue	4.582%	8/30/33	MYR	13,950	3,297
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	80,504	18,299
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	110,232	23,299
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	75,715	17,756
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	104,838	24,382
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	119,341	28,568
Malaysia Government Investment Issue	5.357%	5/15/52	MYR	29,650	7,811
					780,928
Mexico (0.8%)
Mexican Bonos	8.000%	9/5/24	MXN	1,086,190	58,198
Mexican Bonos	10.000%	12/5/24	MXN	987,120	54,274
Mexican Bonos	5.000%	3/6/25	MXN	535,000	27,112
Mexican Bonos	5.750%	3/5/26	MXN	1,662,140	83,748
Mexican Bonos	5.500%	3/4/27	MXN	787,700	38,699
Mexican Bonos	7.500%	6/3/27	MXN	1,234,730	64,949
Mexican Bonos	8.500%	5/31/29	MXN	953,190	52,182
Mexican Bonos	7.750%	5/29/31	MXN	1,547,460	80,776
Mexican Bonos	7.500%	5/26/33	MXN	320,000	16,284
Mexican Bonos	7.750%	11/23/34	MXN	368,830	18,820
Mexican Bonos	10.000%	11/20/36	MXN	253,420	15,333
Mexican Bonos	8.500%	11/18/38	MXN	904,560	47,669
Mexican Bonos	7.750%	11/13/42	MXN	861,640	41,721
Mexican Bonos	8.000%	11/7/47	MXN	1,017,010	50,182
Mexican Bonos	8.000%	7/31/53	MXN	247,500	12,206
United Mexican States	1.625%	4/8/26	EUR	2,052	2,126
United Mexican States	1.350%	9/18/27	EUR	3,030	3,013
United Mexican States	1.750%	4/17/28	EUR	9,453	9,299
United Mexican States	3.625%	4/9/29	EUR	4,648	4,950
United Mexican States	1.125%	1/17/30	EUR	3,886	3,494
United Mexican States	2.375%	2/11/30	EUR	4,600	4,448
United Mexican States	3.375%	2/23/31	EUR	4,377	4,443
United Mexican States	1.450%	10/25/33	EUR	8,935	7,099
United Mexican States	2.250%	8/12/36	EUR	3,724	2,919
United Mexican States	2.875%	4/8/39	EUR	6,024	4,822
United Mexican States	3.000%	3/6/45	EUR	2,872	2,289
United Mexican States	2.125%	10/25/51	EUR	6,382	3,910
United Mexican States	5.625%	3/19/14	GBP	3,095	2,955
United Mexican States	4.000%	3/15/15	EUR	1,765	1,383
					719,303
Netherlands (1.8%)
BNG Bank NV	5.250%	5/20/24	AUD	4,082	2,738
BNG Bank NV	0.250%	6/7/24	EUR	3,074	3,271
BNG Bank NV	0.050%	7/13/24	EUR	12,810	13,564
BNG Bank NV	1.125%	9/4/24	EUR	716	766
96

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	0.200%	11/9/24	EUR	10,275	10,794
	BNG Bank NV	0.250%	5/7/25	EUR	14,629	15,187
	BNG Bank NV	3.250%	7/15/25	AUD	5,179	3,385
	BNG Bank NV	1.625%	8/26/25	GBP	300	352
	BNG Bank NV	1.000%	1/12/26	EUR	7,686	8,010
	BNG Bank NV	0.125%	4/11/26	EUR	3,705	3,749
	BNG Bank NV	3.250%	8/24/26	AUD	373	243
	BNG Bank NV	0.625%	6/19/27	EUR	7,521	7,541
	BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,597
	BNG Bank NV	0.750%	1/11/28	EUR	11,876	11,811
	BNG Bank NV	3.300%	7/17/28	AUD	30,104	19,325
	BNG Bank NV	5.200%	12/7/28	GBP	1,550	2,021
	BNG Bank NV	0.100%	1/15/30	EUR	7,631	6,935
	BNG Bank NV	1.375%	10/21/30	EUR	3,074	3,017
	BNG Bank NV	0.250%	1/12/32	EUR	5,900	5,126
	BNG Bank NV	1.875%	7/13/32	EUR	6,000	6,000
	BNG Bank NV	3.000%	1/11/33	EUR	15,000	16,416
	BNG Bank NV	0.125%	4/19/33	EUR	7,636	6,306
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	26,779
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	2,151
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	7,680
	BNG Bank NV	0.250%	11/22/36	EUR	9,300	6,912
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	7,973
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,348
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,791
	BNG Bank NV	0.805%	6/28/49	EUR	3,700	2,263
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	104,043	113,533
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	54,952	57,456
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	25,000	25,647
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	32,759
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	101,814
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	93,624
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	51,907
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	81,217	77,792
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	110,169	101,168
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	57,762	51,571
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	51,011	46,593
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	53,546	58,328
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	35,000	37,958
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	63,551	79,722
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	29,356	21,657
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	49,063	38,039
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	55,786	70,457
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	79,725
[3,8]	Kingdom of Netherlands	0.000%	1/15/52	EUR	69,318	37,207
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	15,000	14,309
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	870	651
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,770	1,160
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,398	9,430
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,958
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	12,664
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,642
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	3,102
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,313
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,290	1,454
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,507
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	10,063
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,311
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	21,800	18,923
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	6,983
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	8,104
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	16,300	11,602
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	2,189
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,154
						1,506,527
97

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	5,087	5,361
	Auckland Council	3.500%	3/9/26	AUD	300	196
	Auckland Council	0.125%	9/26/29	EUR	1,501	1,362
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,390	3,220
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,719
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	3,720	1,958
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,600
	New Zealand	0.500%	5/15/24	NZD	43,200	25,472
	New Zealand	2.750%	4/15/25	NZD	69,821	41,738
	New Zealand	0.500%	5/15/26	NZD	58,240	32,257
	New Zealand	4.500%	4/15/27	NZD	76,170	47,806
	New Zealand	0.250%	5/15/28	NZD	38,981	19,994
	New Zealand	3.000%	4/20/29	NZD	43,255	25,290
	New Zealand	1.500%	5/15/31	NZD	51,269	26,194
	New Zealand	2.000%	5/15/32	NZD	23,164	12,117
	New Zealand	3.500%	4/14/33	NZD	45,482	26,829
	New Zealand	2.750%	4/15/37	NZD	39,636	20,698
	New Zealand	1.750%	5/15/41	NZD	29,092	12,285
	New Zealand	2.750%	5/15/51	NZD	15,397	7,263
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,705	3,420
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,589	2,716
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,097	2,865
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,016	623
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	7,656
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	4,070
						340,709
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	89,307	8,136
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	66,343	5,942
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	6,966
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	9,092
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	15,781
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	46,240
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	17,963
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	110,000	11,148
	Kommunalbanken A/S	5.250%	7/15/24	AUD	3,196	2,148
	Kommunalbanken A/S	4.250%	7/16/25	AUD	632	422
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,090	4,174
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,585
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,956
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	14,863
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,621
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	4,326
						158,363
Peru (0.2%)
	Republic of Peru	5.700%	8/12/24	PEN	25,355	6,768
	Republic of Peru	2.750%	1/30/26	EUR	7,182	7,667
	Republic of Peru	8.200%	8/12/26	PEN	63,040	17,766
	Republic of Peru	6.350%	8/12/28	PEN	66,780	17,480
	Republic of Peru	5.940%	2/12/29	PEN	61,875	15,765
	Republic of Peru	3.750%	3/1/30	EUR	996	1,051
	Republic of Peru	6.950%	8/12/31	PEN	52,125	13,692
	Republic of Peru	6.150%	8/12/32	PEN	55,121	13,592
	Republic of Peru	1.250%	3/11/33	EUR	4,699	3,753
	Republic of Peru	5.400%	8/12/34	PEN	49,943	11,332
	Republic of Peru	1.950%	11/17/36	EUR	4,339	3,340
	Republic of Peru	6.900%	8/12/37	PEN	52,230	13,240
	Republic of Peru	5.350%	8/12/40	PEN	33,749	7,156
	Republic of Peru	6.850%	2/12/42	PEN	17,630	4,367
	Republic of Peru	6.714%	2/12/55	PEN	10,725	2,604
						139,573
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,683	2,739
	Republic of Philippines	0.875%	5/17/27	EUR	4,013	3,907
	Republic of Philippines	0.700%	2/3/29	EUR	2,599	2,365
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Philippines	1.200%	4/28/33	EUR	4,613	3,782
	Republic of Philippines	1.750%	4/28/41	EUR	4,659	3,311
						16,104
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,145	5,324
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	2,136
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,493
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	800	705
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,529
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	363
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	988
	Republic of Poland	2.500%	4/25/24	PLN	56,105	13,071
	Republic of Poland	3.375%	7/9/24	EUR	3,074	3,388
	Republic of Poland	2.250%	10/25/24	PLN	25,516	5,839
	Republic of Poland	5.250%	1/20/25	EUR	3,792	4,283
	Republic of Poland	0.000%	2/10/25	EUR	7,686	7,916
	Republic of Poland	0.750%	4/25/25	PLN	148,117	32,310
	Republic of Poland	3.250%	7/25/25	PLN	66,853	15,201
	Republic of Poland	1.500%	9/9/25	EUR	2,561	2,688
	Republic of Poland	1.500%	1/19/26	EUR	24,494	25,620
	Republic of Poland	2.500%	7/25/26	PLN	82,417	17,864
	Republic of Poland	1.125%	8/7/26	EUR	1,794	1,824
	Republic of Poland	0.250%	10/25/26	PLN	135,172	26,879
	Republic of Poland	0.875%	5/10/27	EUR	16,806	16,574
	Republic of Poland	3.750%	5/25/27	PLN	268,144	59,612
	Republic of Poland	2.500%	7/25/27	PLN	79,101	16,666
	Republic of Poland	1.375%	10/22/27	EUR	2,075	2,063
	Republic of Poland	2.750%	4/25/28	PLN	134,365	28,002
	Republic of Poland	5.750%	4/25/29	PLN	13,192	3,160
	Republic of Poland	2.750%	10/25/29	PLN	65,316	13,169
	Republic of Poland	1.750%	4/25/32	PLN	429,810	74,604
	Republic of Poland	2.750%	5/25/32	EUR	7,643	7,626
	Republic of Poland	3.875%	2/14/33	EUR	5,940	6,480
	Republic of Poland	2.375%	1/18/36	EUR	6,821	6,203
	Republic of Poland	4.250%	2/14/43	EUR	6,990	7,459
	Republic of Poland	2.000%	10/25/46	EUR	225	168
	Republic of Poland	4.000%	4/25/47	PLN	32,636	5,873
						419,080
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	34,787	38,583
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	16,914	19,653
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	45,530
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	26,719
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	58,482	61,453
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	20,497	23,987
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	35,450
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	26,480
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	56,690	55,194
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	35,869	36,025
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	22,037	18,309
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	10,137
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	23,000	25,317
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	10,990	8,147
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	22,545	26,874
						457,858
Romania (0.3%)
	Romania	3.625%	4/24/24	EUR	2,664	2,928
	Romania	4.750%	2/24/25	RON	50,000	10,798
	Romania	2.750%	10/29/25	EUR	8,652	9,236
	Romania	3.500%	11/25/25	RON	54,750	11,272
[3]	Romania	2.750%	2/26/26	EUR	1,906	1,983
	Romania	3.250%	6/24/26	RON	49,260	9,877
	Romania	5.000%	9/27/26	EUR	3,980	4,397
[3]	Romania	2.000%	12/8/26	EUR	1,869	1,859
	Romania	2.375%	4/19/27	EUR	11,529	11,434
	Romania	5.800%	7/26/27	RON	116,950	24,851
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.500%	10/25/27	RON	150,000	27,653
[3]	Romania	2.125%	3/7/28	EUR	2,708	2,555
	Romania	2.125%	3/7/28	EUR	1,868	1,763
	Romania	2.875%	5/26/28	EUR	17,178	16,745
	Romania	4.850%	7/25/29	RON	50,000	9,826
	Romania	6.625%	9/27/29	EUR	2,380	2,690
[3]	Romania	1.375%	12/2/29	EUR	1,655	1,382
	Romania	1.375%	12/2/29	EUR	4,100	3,425
	Romania	2.500%	2/8/30	EUR	3,587	3,180
[3]	Romania	3.624%	5/26/30	EUR	1,598	1,506
	Romania	3.624%	5/26/30	EUR	10,320	9,726
[3]	Romania	1.750%	7/13/30	EUR	4,366	3,579
	Romania	1.750%	7/13/30	EUR	7,768	6,367
	Romania	7.350%	4/28/31	RON	31,000	6,913
	Romania	2.124%	7/16/31	EUR	4,364	3,561
[3]	Romania	2.124%	7/16/31	EUR	2,208	1,802
	Romania	2.000%	1/28/32	EUR	2,785	2,192
[3]	Romania	2.000%	1/28/32	EUR	2,306	1,815
	Romania	6.700%	2/25/32	RON	104,000	22,215
[3]	Romania	2.000%	4/14/33	EUR	1,892	1,440
[3]	Romania	3.750%	2/7/34	EUR	2,148	1,879
	Romania	3.750%	2/7/34	EUR	5,136	4,492
	Romania	3.875%	10/29/35	EUR	7,467	6,321
	Romania	4.250%	4/28/36	RON	117,500	19,240
	Romania	4.125%	3/11/39	EUR	1,536	1,261
[3]	Romania	2.625%	12/2/40	EUR	1,023	659
[3]	Romania	2.750%	4/14/41	EUR	4,774	3,101
	Romania	2.750%	4/14/41	EUR	3,182	2,067
[3]	Romania	2.875%	4/13/42	EUR	2,728	1,769
[3]	Romania	4.625%	4/3/49	EUR	4,347	3,568
	Romania	4.625%	4/3/49	EUR	5,124	4,206
[3]	Romania	3.375%	1/28/50	EUR	5,124	3,383
						270,916
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,870	19,007
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,087	4,983
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,682	6,863
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	5,903
						36,756
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	750	554
	Housing & Development Board	3.100%	7/24/24	SGD	4,500	3,346
	Housing & Development Board	2.495%	3/11/26	SGD	750	547
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	3,218
	Housing & Development Board	2.675%	1/22/29	SGD	3,000	2,153
	Housing & Development Board	2.598%	10/30/29	SGD	2,750	1,947
	Housing & Development Board	3.995%	12/6/29	SGD	8,250	6,335
	Housing & Development Board	3.080%	5/31/30	SGD	7,250	5,250
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	866
	Housing & Development Board	1.865%	7/21/33	SGD	3,500	2,228
	Republic of Singapore	3.000%	9/1/24	SGD	31,669	23,632
	Republic of Singapore	2.375%	6/1/25	SGD	25,520	18,852
	Republic of Singapore	0.500%	11/1/25	SGD	29,939	21,097
	Republic of Singapore	2.125%	6/1/26	SGD	53,028	38,804
	Republic of Singapore	1.250%	11/1/26	SGD	27,394	19,436
	Republic of Singapore	3.500%	3/1/27	SGD	53,448	41,010
	Republic of Singapore	2.875%	9/1/27	SGD	6,000	4,511
	Republic of Singapore	2.625%	5/1/28	SGD	31,923	23,736
	Republic of Singapore	2.875%	7/1/29	SGD	25,646	19,316
	Republic of Singapore	2.875%	9/1/30	SGD	47,004	35,410
	Republic of Singapore	1.625%	7/1/31	SGD	21,300	14,618
	Republic of Singapore	2.625%	8/1/32	SGD	43,000	31,926
	Republic of Singapore	3.375%	9/1/33	SGD	30,104	23,859
	Republic of Singapore	2.250%	8/1/36	SGD	34,254	24,533
	Republic of Singapore	2.375%	7/1/39	SGD	12,768	9,323
	Republic of Singapore	2.750%	4/1/42	SGD	29,124	22,642
100

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.750%	3/1/46	SGD	31,282	24,629
	Republic of Singapore	1.875%	3/1/50	SGD	26,878	18,017
	Republic of Singapore	1.875%	10/1/51	SGD	17,058	11,529
	Republic of Singapore	3.000%	8/1/72	SGD	4,309	3,856
						457,180
Slovakia (0.2%)
	Slovak Republic	0.000%	6/17/24	EUR	4,965	5,269
	Slovak Republic	0.250%	5/14/25	EUR	12,343	12,779
	Slovak Republic	0.625%	5/22/26	EUR	6,661	6,780
	Slovak Republic	1.375%	1/21/27	EUR	10,863	11,191
	Slovak Republic	1.000%	6/12/28	EUR	17,304	16,955
	Slovak Republic	0.750%	4/9/30	EUR	8,109	7,465
	Slovak Republic	1.000%	5/14/32	EUR	28,704	25,339
	Slovak Republic	4.000%	10/19/32	EUR	9,500	10,637
	Slovak Republic	3.750%	2/23/35	EUR	26,485	28,445
	Slovak Republic	1.875%	3/9/37	EUR	5,200	4,474
	Slovak Republic	2.000%	10/17/47	EUR	11,595	9,057
	Slovak Republic	2.250%	6/12/68	EUR	12,923	9,824
						148,215
Slovenia (0.1%)
	Republic of Slovenia	5.125%	3/30/26	EUR	4,099	4,834
	Republic of Slovenia	1.250%	3/22/27	EUR	7,173	7,450
	Republic of Slovenia	1.000%	3/6/28	EUR	17,933	17,954
	Republic of Slovenia	1.188%	3/14/29	EUR	5,124	5,088
	Republic of Slovenia	0.275%	1/14/30	EUR	7,686	6,992
	Republic of Slovenia	0.000%	2/12/31	EUR	22,280	19,211
	Republic of Slovenia	2.250%	3/3/32	EUR	29,681	30,339
	Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,414
	Republic of Slovenia	1.500%	3/25/35	EUR	6,145	5,451
	Republic of Slovenia	1.750%	11/3/40	EUR	5,124	4,298
	Republic of Slovenia	3.125%	8/7/45	EUR	5,124	5,244
	Republic of Slovenia	0.488%	10/20/50	EUR	8,307	4,453
						115,728
South Korea (2.8%)
	Export-Import Bank of Korea	0.000%	10/19/24	EUR	5,500	5,742
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	341
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,347
	Korea Gas Corp.	0.000%	11/28/23	CHF	2,035	2,244
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	14,400	15,042
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,434	2,644
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,543	2,618
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	24,979	25,720
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,457	7,565
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	6,425
	Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	6,470
	Republic of Korea	1.125%	6/10/24	KRW	139,000,000	101,421
	Republic of Korea	1.375%	9/10/24	KRW	50,000,000	36,407
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	70,688
	Republic of Korea	3.125%	9/10/24	KRW	20,000,000	14,906
	Republic of Korea	1.875%	12/10/24	KRW	103,000,000	75,225
	Republic of Korea	4.250%	12/10/24	KRW	20,000,000	15,160
	Republic of Korea	1.500%	3/10/25	KRW	77,500,000	56,023
	Republic of Korea	3.375%	3/10/25	KRW	20,000,000	14,955
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	57,749
	Republic of Korea	3.125%	6/10/25	KRW	45,000,000	33,489
	Republic of Korea	1.125%	9/10/25	KRW	92,500,000	65,705
	Republic of Korea	0.000%	9/16/25	EUR	6,298	6,378
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	21,828
	Republic of Korea	4.250%	12/10/25	KRW	30,000,000	22,929
	Republic of Korea	1.250%	3/10/26	KRW	102,500,000	72,349
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	11,145
	Republic of Korea	1.875%	6/10/26	KRW	72,000,000	51,527
	Republic of Korea	1.750%	9/10/26	KRW	57,500,000	40,859
	Republic of Korea	1.500%	12/10/26	KRW	70,000,000	49,152
	Republic of Korea	2.375%	3/10/27	KRW	50,000,000	36,112
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	12,398
101

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	53,527
	Republic of Korea	3.125%	9/10/27	KRW	26,000,000	19,284
	Republic of Korea	2.375%	12/10/27	KRW	45,000,000	32,271
	Republic of Korea	3.250%	3/10/28	KRW	20,000,000	14,882
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	16,377
	Republic of Korea	2.625%	6/10/28	KRW	50,260,000	36,286
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	35,545
	Republic of Korea	1.875%	6/10/29	KRW	63,000,000	43,268
	Republic of Korea	1.375%	12/10/29	KRW	75,000,000	49,513
	Republic of Korea	5.500%	12/10/29	KRW	12,137,000	10,218
	Republic of Korea	1.375%	6/10/30	KRW	94,000,000	61,526
	Republic of Korea	1.500%	12/10/30	KRW	68,000,000	44,515
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	22,861
	Republic of Korea	2.000%	6/10/31	KRW	83,003,340	56,066
	Republic of Korea	2.375%	12/10/31	KRW	55,000,000	38,095
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	32,112
	Republic of Korea	3.375%	6/10/32	KRW	30,000,000	22,476
	Republic of Korea	4.250%	12/10/32	KRW	33,200,000	26,643
	Republic of Korea	3.750%	12/10/33	KRW	86,500,000	67,015
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	34,083
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	24,123
	Republic of Korea	2.250%	9/10/37	KRW	20,000,000	13,187
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	24,372
	Republic of Korea	1.125%	9/10/39	KRW	26,800,000	14,546
	Republic of Korea	1.500%	9/10/40	KRW	39,700,000	22,568
	Republic of Korea	1.875%	9/10/41	KRW	31,000,000	18,580
	Republic of Korea	3.250%	9/10/42	KRW	14,000,000	10,288
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	42,101
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	39,384
	Republic of Korea	2.000%	3/10/46	KRW	49,000,000	28,923
	Republic of Korea	2.125%	3/10/47	KRW	62,955,000	37,985
	Republic of Korea	2.625%	3/10/48	KRW	98,695,000	64,481
	Republic of Korea	2.000%	3/10/49	KRW	91,360,000	52,160
	Republic of Korea	1.500%	3/10/50	KRW	153,730,000	77,043
	Republic of Korea	1.875%	3/10/51	KRW	174,845,380	95,471
	Republic of Korea	2.500%	3/10/52	KRW	57,600,000	36,701
	Republic of Korea	3.125%	9/10/52	KRW	54,700,000	39,623
	Republic of Korea	3.250%	3/10/53	KRW	12,500,000	9,269
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	18,631
	Republic of Korea	1.625%	9/10/70	KRW	34,012,000	15,327
	Republic of Korea	3.500%	9/10/72	KRW	5,350,000	4,209
						2,352,098
Spain (4.6%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	6,000	6,609
	Adif Alta Velocidad	1.875%	1/28/25	EUR	7,600	8,159
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,546
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,415
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,546	19,670
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	11,017	12,209
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	881	938
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	7,173	7,686
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	12,401
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	9,203
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	7,174
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	10,247
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,603
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	1,819
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	12,239
	Basque Government	0.850%	4/30/30	EUR	8,751	8,174
	Basque Government	0.450%	4/30/32	EUR	7,813	6,653
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	13,227	13,295
	Kingdom of Spain	0.000%	5/31/24	EUR	206,475	220,052
[3]	Kingdom of Spain	2.750%	10/31/24	EUR	28,321	31,081
	Kingdom of Spain	0.000%	1/31/25	EUR	110,347	115,576
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	47,900	51,440
	Kingdom of Spain	0.000%	5/31/25	EUR	215,081	222,921
	Kingdom of Spain	0.000%	1/31/26	EUR	317,974	323,341
102

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	53,054	56,852
	Kingdom of Spain	2.800%	5/31/26	EUR	78,565	86,047
	Kingdom of Spain	0.000%	1/31/27	EUR	225,792	222,859
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	13,222	13,787
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	78,188
	Kingdom of Spain	0.000%	1/31/28	EUR	266,032	255,051
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	63,937
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	62,386
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	102,682	125,062
	Kingdom of Spain	5.250%	4/6/29	GBP	437	562
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	73,522	74,127
	Kingdom of Spain	0.800%	7/30/29	EUR	182,089	174,809
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	40,000	37,792
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	110,000	101,758
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	80,000	81,586
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	38,382	37,009
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	13,000	11,263
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	68,193	60,174
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	81,585	72,280
	Kingdom of Spain	5.750%	7/30/32	EUR	22,396	29,602
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	152,008	157,172
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	178,363	192,470
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	7,219	7,273
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	81,756	75,468
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	32,343	37,995
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	51,360	39,208
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	50,641	56,709
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	52,552	66,449
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	61,751	45,890
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	85,345	105,583
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	28,941	19,923
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	25,415	26,402
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,520	74,432
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	53,405	50,840
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	42,351	38,184
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	19,227
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	110,444	79,419
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	52,634
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	19,388
						3,924,248
Supranational (4.1%)
	African Development Bank	0.250%	11/21/24	EUR	11,580	12,143
	African Development Bank	0.875%	12/16/24	GBP	3,758	4,438
	African Development Bank	4.000%	1/10/25	AUD	7,312	4,855
	African Development Bank	4.500%	6/2/26	AUD	3,178	2,149
	African Development Bank	0.500%	6/22/26	GBP	16,308	18,175
	African Development Bank	0.125%	10/7/26	EUR	2,049	2,046
	African Development Bank	0.500%	3/22/27	EUR	10,191	10,193
	African Development Bank	3.300%	7/27/27	AUD	509	329
	African Development Bank	3.350%	8/8/28	AUD	373	239
	African Development Bank	0.500%	3/21/29	EUR	7,854	7,490
	African Development Bank	2.250%	9/14/29	EUR	18,696	19,671
	Asian Development Bank	3.500%	5/30/24	NZD	10,206	6,171
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	9,717
	Asian Development Bank	1.625%	1/28/25	CAD	7,114	5,018
	Asian Development Bank	3.750%	3/12/25	AUD	5,725	3,794
	Asian Development Bank	3.700%	6/17/25	AUD	40,000	26,492
	Asian Development Bank	0.750%	2/10/26	CAD	6,586	4,482
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,570
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	4,218
	Asian Development Bank	3.000%	10/14/26	AUD	925	599
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	8,843
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,093
	Asian Development Bank	3.400%	9/10/27	AUD	6,655	4,341
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	7,273
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	6,823
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	850
103

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	7,113
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	7,098
	Asian Development Bank	0.100%	6/17/31	EUR	8,447	7,390
	Asian Development Bank	1.950%	7/22/32	EUR	8,930	8,978
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	4,482
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,269
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,800	38,040
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,631	7,975
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	3,965	4,152
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	100	99
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,435	4,715
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,440	3,553
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	517
	Council of Europe Development Bank	1.000%	10/21/24	CAD	930	653
	Council of Europe Development Bank	0.750%	6/9/25	EUR	3,593	3,759
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	45,303
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	4,666
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	8,161
	EUROFIMA	3.000%	5/22/24	CHF	2,545	2,882
	EUROFIMA	3.900%	12/19/25	AUD	505	335
	EUROFIMA	3.000%	5/15/26	CHF	3,315	3,844
	EUROFIMA	2.600%	1/13/27	AUD	12,660	8,007
	EUROFIMA	4.550%	3/30/27	CAD	1,372	1,045
	EUROFIMA	3.350%	5/21/29	AUD	2,190	1,383
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,955
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	5,124	5,379
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	512	686
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	8,710	9,429
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	7,788	8,178
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	8,198	8,529
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	15,372	16,030
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	6,012	6,159
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	41,807
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	24,892
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	28,773
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	12,979
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	18,000	17,420
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	21,561
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	6,939
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	2,997	2,749
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	3,073
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	8,826
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	46,917	41,299
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	12,051
[5]	European Financial Stability Facility	2.875%	2/16/33	EUR	15,000	16,315
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	21,774
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	2,903
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	31,787	27,120
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,378	22,821
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	8,800
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	16,032
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	6,968	6,663
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	18,703	14,157
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	29,083	22,253
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	16,027
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	9,234
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	7,425	3,288
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	3,735	2,105
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,386
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,211	8,403
	European Investment Bank	0.050%	5/24/24	EUR	15,851	16,869
	European Investment Bank	0.200%	7/15/24	EUR	20,497	21,768
	European Investment Bank	1.750%	7/30/24	CAD	7,105	5,083
	European Investment Bank	4.750%	8/7/24	AUD	1,657	1,110
	European Investment Bank	0.875%	9/13/24	EUR	16,908	18,038
	European Investment Bank	0.750%	11/15/24	GBP	12,651	14,971
	European Investment Bank	1.625%	2/4/25	CHF	1,265	1,417
104

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.000%	3/25/25	EUR	1,536	1,596
European Investment Bank	0.125%	4/15/25	EUR	15,372	15,990
European Investment Bank	5.500%	4/15/25	GBP	1,366	1,743
European Investment Bank	1.125%	6/19/25	GBP	15,500	18,193
European Investment Bank	0.375%	7/16/25	EUR	11,837	12,309
European Investment Bank	2.750%	9/15/25	EUR	20,497	22,422
European Investment Bank	4.500%	10/15/25	EUR	7,686	8,759
European Investment Bank	2.900%	10/17/25	AUD	19,624	12,766
European Investment Bank	0.000%	3/13/26	EUR	5,124	5,197
European Investment Bank	0.375%	4/14/26	EUR	26,021	26,599
European Investment Bank	0.875%	5/15/26	GBP	5,000	5,676
European Investment Bank	3.100%	8/17/26	AUD	17,970	11,711
European Investment Bank	2.750%	8/25/26	PLN	5,102	1,095
European Investment Bank	1.000%	9/21/26	GBP	1,640	1,853
European Investment Bank	0.100%	10/15/26	EUR	12,611	12,634
European Investment Bank	1.750%	11/12/26	SEK	25,000	2,301
European Investment Bank	1.250%	11/13/26	EUR	3,074	3,204
European Investment Bank	0.000%	12/22/26	EUR	28,656	28,456
European Investment Bank	0.500%	1/15/27	EUR	27,516	27,793
European Investment Bank	3.500%	4/15/27	EUR	27,561	30,988
European Investment Bank	0.375%	9/15/27	EUR	75,514	74,713
European Investment Bank	3.750%	12/7/27	GBP	1,947	2,396
European Investment Bank	1.000%	1/28/28	CAD	5,538	3,654
European Investment Bank	3.300%	2/3/28	AUD	1,147	745
European Investment Bank	0.000%	3/28/28	EUR	19,098	18,286
European Investment Bank	1.375%	5/12/28	SEK	38,260	3,407
European Investment Bank	0.000%	5/15/28	EUR	5,124	4,884
European Investment Bank	0.000%	9/28/28	EUR	11,672	11,026
European Investment Bank	0.000%	12/7/28	GBP	1,332	1,329
European Investment Bank	6.000%	12/7/28	GBP	8,198	11,234
European Investment Bank	0.625%	1/22/29	EUR	23,372	22,699
European Investment Bank	3.300%	5/25/29	AUD	3,524	2,250
European Investment Bank	0.125%	6/20/29	EUR	5,894	5,498
European Investment Bank	0.250%	9/14/29	EUR	9,544	8,918
European Investment Bank	0.050%	11/15/29	EUR	20,000	18,352
European Investment Bank	0.050%	1/16/30	EUR	16,660	15,209
European Investment Bank	2.250%	3/15/30	EUR	35,000	37,011
European Investment Bank	4.000%	4/15/30	EUR	3,650	4,293
European Investment Bank	0.000%	9/9/30	EUR	12,731	11,363
European Investment Bank	2.750%	9/13/30	EUR	15,373	16,760
European Investment Bank	0.000%	1/14/31	EUR	23,948	21,093
European Investment Bank	1.300%	1/27/31	AUD	6,510	3,473
European Investment Bank	1.000%	3/14/31	EUR	22,265	21,217
European Investment Bank	1.000%	4/14/32	EUR	16,396	15,273
European Investment Bank	5.625%	6/7/32	GBP	2,000	2,825
European Investment Bank	1.125%	11/15/32	EUR	10,248	9,565
European Investment Bank	2.875%	1/12/33	EUR	18,511	20,194
European Investment Bank	1.125%	4/13/33	EUR	15,372	14,216
European Investment Bank	3.000%	10/14/33	EUR	26,902	29,573
European Investment Bank	0.050%	10/13/34	EUR	12,721	9,957
European Investment Bank	2.625%	3/15/35	EUR	3,638	3,807
European Investment Bank	0.010%	11/15/35	EUR	16,341	12,219
European Investment Bank	0.200%	3/17/36	EUR	14,007	10,650
European Investment Bank	3.125%	6/30/36	CHF	505	651
European Investment Bank	1.125%	9/15/36	EUR	24,593	21,129
European Investment Bank	3.875%	6/8/37	GBP	10,767	13,053
European Investment Bank	0.500%	11/13/37	EUR	1,260	960
European Investment Bank	5.000%	4/15/39	GBP	3,584	4,868
European Investment Bank	2.750%	3/15/40	EUR	9,505	9,821
European Investment Bank	0.250%	6/15/40	EUR	11,552	7,761
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,717
European Investment Bank	3.625%	3/14/42	EUR	2,869	3,298
European Investment Bank	1.000%	11/14/42	EUR	5,124	3,817
European Investment Bank	4.500%	3/7/44	GBP	4,355	5,592
European Investment Bank	1.750%	9/15/45	EUR	12,153	10,256
European Investment Bank	0.875%	9/13/47	EUR	5,124	3,457
European Investment Bank	1.500%	11/15/47	EUR	2,561	2,009
105

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	1.500%	10/16/48	EUR	1,575	1,213
European Investment Bank	0.050%	1/27/51	EUR	10,303	4,700
European Investment Bank	4.625%	10/12/54	GBP	3,945	5,152
European Stability Mechanism	0.000%	3/14/25	EUR	34,984	36,394
European Stability Mechanism	1.000%	9/23/25	EUR	20,497	21,547
European Stability Mechanism	0.500%	3/2/26	EUR	23,929	24,603
European Stability Mechanism	0.750%	3/15/27	EUR	19,640	19,940
European Stability Mechanism	0.750%	9/5/28	EUR	9,456	9,313
European Stability Mechanism	0.500%	3/5/29	EUR	21,522	20,661
European Stability Mechanism	0.010%	3/4/30	EUR	26,804	24,227
European Stability Mechanism	0.010%	10/15/31	EUR	10,202	8,797
European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,520
European Stability Mechanism	1.200%	5/23/33	EUR	6,148	5,716
European Stability Mechanism	1.625%	11/17/36	EUR	20,471	18,647
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	4,301
European Stability Mechanism	1.800%	11/2/46	EUR	16,820	14,165
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	13,623
European Union	0.500%	4/4/25	EUR	30,744	32,242
European Union	0.800%	7/4/25	EUR	33,600	35,280
European Union	0.000%	11/4/25	EUR	5,457	5,588
European Union	0.000%	3/4/26	EUR	52,608	53,397
European Union	0.000%	7/6/26	EUR	48,703	49,025
European Union	3.000%	9/4/26	EUR	3,650	4,028
European Union	2.000%	10/4/27	EUR	105,656	112,120
European Union	2.500%	11/4/27	EUR	9,736	10,538
European Union	2.875%	4/4/28	EUR	2,561	2,818
European Union	0.000%	6/2/28	EUR	49,300	46,968
European Union	0.000%	10/4/28	EUR	25,684	24,235
European Union	0.000%	7/4/29	EUR	30,922	28,540
European Union	1.375%	10/4/29	EUR	8,198	8,221
European Union	1.625%	12/4/29	EUR	87,813	89,142
European Union	0.000%	10/4/30	EUR	2,148	1,912
European Union	0.750%	4/4/31	EUR	16,781	15,670
European Union	0.000%	4/22/31	EUR	20,237	17,715
European Union	0.000%	7/4/31	EUR	73,695	64,046
European Union	1.000%	7/6/32	EUR	68,440	63,544
European Union	2.750%	2/4/33	EUR	27,500	29,606
European Union	1.250%	4/4/33	EUR	12,810	11,961
European Union	3.250%	7/4/34	EUR	20,000	22,276
European Union	0.000%	7/4/35	EUR	39,174	29,594
European Union	1.125%	4/4/36	EUR	10,248	8,938
European Union	0.250%	4/22/36	EUR	21,290	16,267
European Union	0.200%	6/4/36	EUR	44,216	33,132
European Union	0.400%	2/4/37	EUR	31,007	23,534
European Union	0.875%	3/11/37	EUR	1,868	1,532
European Union	1.125%	6/4/37	EUR	1,299	1,089
European Union	2.750%	12/4/37	EUR	10,312	10,722
European Union	3.375%	4/4/38	EUR	1,371	1,539
European Union	3.375%	10/4/38	EUR	57,212	63,362
European Union	0.100%	10/4/40	EUR	22,559	14,456
European Union	0.450%	7/4/41	EUR	49,591	33,348
European Union	3.750%	4/4/42	EUR	5,124	5,971
European Union	3.375%	11/4/42	EUR	41,436	45,658
European Union	1.250%	2/4/43	EUR	14,647	11,325
European Union	0.450%	5/2/46	EUR	17,889	10,803
European Union	0.750%	1/4/47	EUR	21,887	14,185
European Union	2.625%	2/4/48	EUR	45,957	44,606
European Union	0.300%	11/4/50	EUR	14,661	7,556
European Union	0.700%	7/6/51	EUR	28,629	16,686
European Union	2.500%	10/4/52	EUR	22,315	20,616
European Union	3.000%	3/4/53	EUR	37,396	38,199
Inter-American Development Bank	4.750%	8/27/24	AUD	10,931	7,327
Inter-American Development Bank	1.700%	10/10/24	CAD	6,283	4,471
Inter-American Development Bank	1.375%	12/15/24	GBP	14,089	16,792
Inter-American Development Bank	0.750%	10/15/25	CAD	2,411	1,650
Inter-American Development Bank	2.750%	10/30/25	AUD	5,562	3,600
Inter-American Development Bank	1.250%	12/15/25	GBP	12,544	14,482
106

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter-American Development Bank	4.400%	1/26/26	CAD	37	28
Inter-American Development Bank	4.250%	6/11/26	AUD	663	446
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,261
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	5,665
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,131
Inter-American Development Bank	2.125%	12/15/28	GBP	4,669	5,264
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	3,203
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	5,877	4,211
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	3,916	2,785
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,430	4,307
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	3,010	2,077
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,307	3,448
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,178	2,159
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,637
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	2,830
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,604
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,457
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	7,859
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	23,354
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	2,918	2,019
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	10,842
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	4,490	2,333
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,827
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	5,593
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	25,559
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,610
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	11,663
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	1,087
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	300	389
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	6,466
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	623
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	1,779
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	5,274
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,575
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	4,344
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	20,884
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	4,943	4,483
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,497
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	2,131
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	3,427
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	2,084
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	1,078
International Development Assn.	0.750%	9/21/28	GBP	1,502	1,570
International Development Assn.	0.000%	7/15/31	EUR	9,338	8,056
International Development Assn.	0.350%	4/22/36	EUR	12,139	9,478
International Development Assn.	1.750%	5/5/37	EUR	12,000	11,112
International Development Assn.	0.700%	1/17/42	EUR	5,789	4,096
International Finance Corp.	1.450%	7/22/24	AUD	1,759	1,132
International Finance Corp.	1.375%	9/13/24	CAD	1,707	1,212
International Finance Corp.	1.375%	3/7/25	GBP	5,032	5,964
International Finance Corp.	4.000%	4/3/25	AUD	4,156	2,766
International Finance Corp.	0.250%	12/15/25	GBP	5,226	5,879
International Finance Corp.	3.200%	7/22/26	AUD	12,741	8,319
International Finance Corp.	0.875%	9/15/26	GBP	7,515	8,435
International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,573
International Finance Corp.	0.750%	7/22/27	GBP	5,124	5,575
International Finance Corp.	3.200%	10/18/27	AUD	611	396
International Finance Corp.	3.150%	6/26/29	AUD	4,864	3,074
International Finance Corp.	1.500%	4/15/35	AUD	13,020	6,236
Nordic Investment Bank	0.125%	6/10/24	EUR	12,657	13,420
Nordic Investment Bank	0.500%	11/3/25	EUR	10,055	10,367
Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	14,410
					3,497,639
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	65,980	6,385
Kingdom of Sweden	0.750%	5/12/28	SEK	3,570	321
Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	17,486
107

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	47,761
Kingdom of Sweden	2.250%	6/1/32	SEK	188,345	18,285
Kingdom of Sweden	1.750%	11/11/33	SEK	195,000	18,064
Kingdom of Sweden	3.500%	3/30/39	SEK	118,110	13,133
Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	10,192
Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	102,050	9,599
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	201,090	18,660
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	367,740	33,276
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	27,546
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	120,000	11,566
Region Stockholm	0.750%	2/26/25	EUR	2,543	2,659
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	26,980
					261,913
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	9,098
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	2,004
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	810	884
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,372
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,297
Canton of Vaud	2.000%	10/24/33	CHF	4,540	5,187
Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,625
Canton of Zurich	2.000%	7/29/38	CHF	5,100	5,904
Canton of Zurich	0.250%	7/12/39	CHF	6,375	5,597
Swiss Confederation	1.250%	6/11/24	CHF	10,818	12,115
Swiss Confederation	1.500%	7/24/25	CHF	8,904	10,047
Swiss Confederation	1.250%	5/28/26	CHF	71,517	80,578
Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,607
Swiss Confederation	4.000%	4/8/28	CHF	298	382
Swiss Confederation	0.000%	6/22/29	CHF	22,568	23,731
Swiss Confederation	2.250%	6/22/31	CHF	29,389	36,029
Swiss Confederation	0.500%	6/27/32	CHF	7,246	7,704
Swiss Confederation	3.500%	4/8/33	CHF	10,512	14,448
Swiss Confederation	0.000%	6/26/34	CHF	7,655	7,590
Swiss Confederation	0.250%	6/23/35	CHF	22,707	22,909
Swiss Confederation	2.500%	3/8/36	CHF	3,137	4,090
Swiss Confederation	1.250%	6/27/37	CHF	15,437	17,415
Swiss Confederation	1.500%	10/26/38	CHF	10,000	11,829
Swiss Confederation	0.000%	7/24/39	CHF	9,185	8,447
Swiss Confederation	1.500%	4/30/42	CHF	20,974	24,625
Swiss Confederation	0.500%	6/28/45	CHF	12,757	12,329
Swiss Confederation	4.000%	1/6/49	CHF	9,337	16,950
Swiss Confederation	0.500%	5/24/55	CHF	3,188	2,917
Swiss Confederation	0.500%	5/30/58	CHF	11,313	10,231
Swiss Confederation	2.000%	6/25/64	CHF	2,449	3,593
					367,534
Thailand (0.8%)
Kingdom of Thailand	0.750%	6/17/24	THB	1,039,382	30,090
Kingdom of Thailand	0.750%	9/17/24	THB	440,000	12,697
Kingdom of Thailand	1.450%	12/17/24	THB	1,149,482	33,450
Kingdom of Thailand	0.950%	6/17/25	THB	1,007,774	28,925
Kingdom of Thailand	3.850%	12/12/25	THB	637,918	19,581
Kingdom of Thailand	2.125%	12/17/26	THB	496,408	14,578
Kingdom of Thailand	1.000%	6/17/27	THB	1,757,022	49,300
Kingdom of Thailand	3.580%	12/17/27	THB	466,275	14,546
Kingdom of Thailand	5.670%	3/13/28	THB	61,239	2,093
Kingdom of Thailand	2.650%	6/17/28	THB	600,000	18,013
Kingdom of Thailand	2.875%	12/17/28	THB	839,187	25,471
Kingdom of Thailand	4.875%	6/22/29	THB	887,982	29,975
Kingdom of Thailand	1.600%	12/17/29	THB	744,661	21,005
Kingdom of Thailand	3.650%	6/20/31	THB	627,711	20,004
Kingdom of Thailand	2.000%	12/17/31	THB	1,142,818	32,374
Kingdom of Thailand	3.775%	6/25/32	THB	769,585	24,956
Kingdom of Thailand	3.350%	6/17/33	THB	470,000	14,775
Kingdom of Thailand	1.600%	6/17/35	THB	153,099	4,013
Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	31,922
Kingdom of Thailand	3.400%	6/17/36	THB	1,511,203	47,462
108

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	3.390%	6/17/37	THB	316,000	9,956
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	4,712
	Kingdom of Thailand	3.300%	6/17/38	THB	1,076,247	33,237
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	2,527
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	24,531
	Kingdom of Thailand	3.450%	6/17/43	THB	410,000	12,879
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	15,903
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	16,361
	Kingdom of Thailand	3.140%	6/17/47	THB	291,000	8,636
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	10,838
	Kingdom of Thailand	2.750%	6/17/52	THB	137,200	3,782
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	351
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	7,930
	Kingdom of Thailand	3.600%	6/17/67	THB	1,195,459	35,092
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	2,007
	Kingdom of Thailand	4.000%	6/17/72	THB	100,000	3,187
						667,159
United Kingdom (4.2%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,816
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	4,907
[6]	LCR Finance plc	4.500%	12/7/38	GBP	820	1,039
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,757
	Transport for London	2.125%	4/24/25	GBP	2,034	2,397
	Transport for London	3.875%	7/23/42	GBP	518	540
	Transport for London	3.625%	5/15/45	GBP	2,019	1,971
	United Kingdom Gilt	0.250%	1/31/25	GBP	246,378	289,311
	United Kingdom Gilt	5.000%	3/7/25	GBP	62,379	79,661
	United Kingdom Gilt	3.500%	10/22/25	GBP	82,539	102,120
	United Kingdom Gilt	0.375%	10/22/26	GBP	81,655	91,247
	United Kingdom Gilt	4.125%	1/29/27	GBP	220,952	279,426
	United Kingdom Gilt	4.250%	12/7/27	GBP	7,775	10,005
	United Kingdom Gilt	0.125%	1/31/28	GBP	111,983	119,281
	United Kingdom Gilt	0.500%	1/31/29	GBP	180,289	189,174
	United Kingdom Gilt	0.875%	10/22/29	GBP	40,000	42,459
	United Kingdom Gilt	0.375%	10/22/30	GBP	12,000	11,920
	United Kingdom Gilt	4.750%	12/7/30	GBP	64,441	87,222
	United Kingdom Gilt	0.250%	7/31/31	GBP	150,992	144,197
	United Kingdom Gilt	1.000%	1/31/32	GBP	70,000	70,437
	United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	129,586
	United Kingdom Gilt	3.250%	1/31/33	GBP	60,000	72,574
	United Kingdom Gilt	0.875%	7/31/33	GBP	63,000	59,976
	United Kingdom Gilt	4.500%	9/7/34	GBP	59,109	79,241
	United Kingdom Gilt	0.625%	7/31/35	GBP	68,948	59,612
	United Kingdom Gilt	4.250%	3/7/36	GBP	54,829	71,714
	United Kingdom Gilt	1.750%	9/7/37	GBP	120,886	115,348
	United Kingdom Gilt	4.750%	12/7/38	GBP	20,000	27,370
	United Kingdom Gilt	1.125%	1/31/39	GBP	98,949	82,365
	United Kingdom Gilt	4.250%	9/7/39	GBP	46,239	59,603
	United Kingdom Gilt	4.250%	12/7/40	GBP	53,250	68,573
	United Kingdom Gilt	1.250%	10/22/41	GBP	84,525	67,754
	United Kingdom Gilt	4.500%	12/7/42	GBP	48,730	64,820
	United Kingdom Gilt	3.250%	1/22/44	GBP	92,157	101,934
	United Kingdom Gilt	3.500%	1/22/45	GBP	55,260	63,281
	United Kingdom Gilt	0.875%	1/31/46	GBP	72,149	47,699
	United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	101,353
	United Kingdom Gilt	1.500%	7/22/47	GBP	60,600	45,959
	United Kingdom Gilt	1.750%	1/22/49	GBP	41,486	32,921
	United Kingdom Gilt	4.250%	12/7/49	GBP	47,188	60,756
	United Kingdom Gilt	0.625%	10/22/50	GBP	33,909	18,635
	United Kingdom Gilt	1.250%	7/31/51	GBP	84,644	56,501
	United Kingdom Gilt	3.750%	7/22/52	GBP	53,582	63,653
	United Kingdom Gilt	1.500%	7/31/53	GBP	43,769	30,724
	United Kingdom Gilt	3.750%	10/22/53	GBP	34,112	40,351
	United Kingdom Gilt	1.625%	10/22/54	GBP	50,592	36,432
	United Kingdom Gilt	4.250%	12/7/55	GBP	64,510	84,118
	United Kingdom Gilt	1.750%	7/22/57	GBP	52,515	38,667
	United Kingdom Gilt	4.000%	1/22/60	GBP	35,637	45,001
109

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Kingdom Gilt	0.500%	10/22/61	GBP	67,029	28,137
	United Kingdom Gilt	2.500%	7/22/65	GBP	56,244	50,208
	United Kingdom Gilt	3.500%	7/22/68	GBP	48,734	56,034
	United Kingdom Gilt	1.625%	10/22/71	GBP	62,836	41,262
	United Kingdom Gilt	1.125%	10/22/73	GBP	29,639	15,374
						3,552,423
Total Sovereign Bonds (Cost $76,097,374)						66,383,244
					Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[12]	Vanguard Market Liquidity Fund (Cost $1,004,282)	4.853%			10,043,851	1,004,285
Total Investments (99.7%) (Cost $97,027,778)						85,029,320
Other Assets and Liabilities—Net (0.3%)						241,510
Net Assets (100.0%)						85,270,830
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $10,046,888,000, representing 11.8% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by Commissioners of Her Majesty's Treasury.
8	Securities with a value of $945,511,000 have been pledged as collateral for open forward currency contracts.
9	Securities with a value of $509,727,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $7,510,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
110

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Buxl	June 2023	90	13,834	750
Euro-Schatz	June 2023	3,870	450,636	(259)
KRW 10-Year Treasury Bond	June 2023	222	18,864	11
Long Gilt	June 2023	200	25,502	362
				864

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	5/3/23	CHF	439,450	USD	493,736	—	(1,931)
Toronto-Dominion Bank	5/3/23	CHF	352,500	USD	396,045	—	(1,549)
Bank of America, N.A.	5/3/23	CHF	120,798	USD	134,970	220	—
BNP Paribas	5/3/23	CHF	23,500	USD	26,403	—	(103)
State Street Bank & Trust Co.	5/4/23	CLP	43,508,173	USD	53,435	430	—
Toronto-Dominion Bank	5/4/23	CLP	28,922,296	USD	36,007	—	(199)
Wells Fargo Bank N.A.	5/4/23	CLP	19,281,531	USD	23,931	—	(60)
HSBC Bank plc	5/5/23	CNY	4,183,800	USD	604,857	—	(700)
State Street Bank & Trust Co.	5/5/23	CNY	2,107,543	USD	304,514	—	(177)
Standard Chartered Bank	5/4/23	CNY	74,086	USD	10,701	—	(4)
Toronto-Dominion Bank	5/4/23	COP	411,415,805	USD	90,014	—	(2,524)
Wells Fargo Bank N.A.	5/4/23	COP	300,936,982	USD	65,685	—	(1,689)
State Street Bank & Trust Co.	5/4/23	COP	191,556,444	USD	41,715	—	(980)
Toronto-Dominion Bank	5/3/23	CZK	4,277,725	USD	200,259	41	—
Deutsche Bank AG	5/3/23	CZK	4,277,725	USD	200,081	218	—
Morgan Stanley Capital Services Inc.	5/3/23	EUR	4,230,000	USD	4,671,258	—	(9,339)
Toronto-Dominion Bank	5/3/23	EUR	3,734,502	USD	4,122,797	—	(6,971)
Bank of America, N.A.	5/3/23	EUR	2,105,000	USD	2,321,194	—	(1,256)
HSBC Bank plc	5/3/23	EUR	1,910,000	USD	2,101,470	3,557	—
Bank of New York	5/3/23	EUR	1,880,000	USD	2,069,551	2,413	—
Morgan Stanley Capital Services Inc.	5/3/23	EUR	1,880,000	USD	2,069,010	2,954	—
Bank of America, N.A.	5/3/23	EUR	1,880,000	USD	2,066,120	5,844	—
UBS AG	5/3/23	EUR	1,767,697	USD	1,950,730	—	(2,537)
BNP Paribas	5/3/23	EUR	1,463,140	USD	1,613,779	—	(1,241)
Wells Fargo Bank N.A.	5/3/23	EUR	1,410,000	USD	1,551,282	2,691	—
111

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	5/3/23	EUR	1,000,000	USD	1,101,100	1,008	—
HSBC Bank plc	5/3/23	EUR	940,000	USD	1,038,277	—	(2,295)
BNP Paribas	5/3/23	EUR	940,000	USD	1,033,812	2,170	—
Commonwealth Bank of Australia	5/3/23	EUR	940,000	USD	1,033,248	2,734	—
Royal Bank of Canada	5/3/23	EUR	795,043	USD	878,292	—	(2,068)
Standard Chartered Bank	5/3/23	EUR	767,567	USD	847,393	—	(1,452)
JPMorgan Chase Bank, N.A.	5/3/23	EUR	517,102	USD	570,552	—	(650)
Deutsche Bank AG	5/3/23	EUR	470,000	USD	520,713	—	(2,722)
Bank of New York	5/3/23	EUR	470,000	USD	519,350	—	(1,359)
Wells Fargo Bank N.A.	5/3/23	EUR	470,000	USD	518,692	—	(701)
Deutsche Bank AG	5/3/23	EUR	470,000	USD	517,917	74	—
Royal Bank of Canada	5/3/23	EUR	470,000	USD	517,235	756	—
HSBC Bank plc	5/3/23	GBP	2,183,361	USD	2,744,266	—	(118)
Royal Bank of Canada	5/3/23	GBP	1,121,215	USD	1,409,255	—	(61)
UBS AG	5/3/23	GBP	866,495	USD	1,089,097	—	(47)
Toronto-Dominion Bank	5/3/23	GBP	667,939	USD	839,532	—	(36)
State Street Bank & Trust Co.	6/2/23	GBP	72,000	USD	90,559	—	(4)
JPMorgan Chase Bank, N.A.	5/3/23	GBP	30,000	USD	37,143	562	—
JPMorgan Chase Bank, N.A.	6/2/23	GBP	10,000	USD	12,577	—	—
Morgan Stanley Capital Services Inc.	5/3/23	GBP	6,000	USD	7,433	108	—
Wells Fargo Bank N.A.	5/3/23	HKD	205,500	USD	26,179	4	—
BNP Paribas	5/3/23	HUF	55,340,202	USD	163,094	204	—
Deutsche Bank AG	5/3/23	IDR	7,394,080,400	USD	504,028	—	(48)
Standard Chartered Bank	5/3/23	IDR	5,470,783,200	USD	373,312	—	(424)
Standard Chartered Bank	5/3/23	IDR	1,429,429,400	USD	97,240	188	—
Deutsche Bank AG	5/2/23	ILS	476,980	USD	131,147	281	—
Toronto-Dominion Bank	5/2/23	JPY	124,613,396	USD	929,778	—	(14,874)
UBS AG	5/2/23	JPY	62,293,959	USD	465,714	—	(8,356)
Wells Fargo Bank N.A.	5/2/23	JPY	61,902,564	USD	461,615	—	(7,130)
Bank of America, N.A.	6/2/23	JPY	7,636,374	USD	56,352	—	(25)
State Street Bank & Trust Co.	5/2/23	JPY	3,385,000	USD	25,529	—	(676)
Toronto-Dominion Bank	6/2/23	JPY	1,099,626	USD	8,098	13	—
State Street Bank & Trust Co.	6/2/23	JPY	1,000,000	USD	7,378	—	(2)
JPMorgan Chase Bank, N.A.	5/3/23	KRW	1,947,195,160	USD	1,453,868	1,209	—
HSBC Bank plc	5/3/23	KRW	653,882,400	USD	488,300	326	—
HSBC Bank plc	5/3/23	KRW	630,342,200	USD	471,874	—	(839)
BNP Paribas	5/3/23	KRW	627,719,200	USD	468,762	313	—
112

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/3/23	KRW	411,466,360	USD	307,581	—	(105)
State Street Bank & Trust Co.	5/3/23	KRW	381,024,200	USD	287,201	—	(2,473)
Standard Chartered Bank	5/3/23	KRW	310,381,200	USD	232,297	—	(359)
Deutsche Bank AG	5/3/23	KRW	295,912,400	USD	221,078	48	—
Standard Chartered Bank	5/3/23	KRW	244,939,800	USD	182,914	122	—
State Street Bank & Trust Co.	5/3/23	KRW	221,934,400	USD	165,808	36	—
Standard Chartered Bank	5/2/23	MXN	100,000	USD	5,537	22	—
BNP Paribas	5/3/23	MYR	1,637,800	USD	367,367	—	(116)
HSBC Bank plc	5/3/23	MYR	995,540	USD	223,040	194	—
BNP Paribas	5/3/23	MYR	814,600	USD	182,584	77	—
Standard Chartered Bank	5/3/23	MYR	55,015	USD	12,327	9	—
BNP Paribas	5/3/23	NOK	1,575,000	USD	147,319	493	—
Toronto-Dominion Bank	5/3/23	NOK	62,393	USD	5,820	35	—
Citibank, N.A.	5/4/23	PEN	328,662	USD	88,041	613	—
Wells Fargo Bank N.A.	5/4/23	PEN	109,554	USD	29,230	321	—
UBS AG	5/4/23	PEN	51,958	USD	13,821	195	—
Toronto-Dominion Bank	5/4/23	PLN	881,397	USD	211,063	657	—
Deutsche Bank AG	5/4/23	PLN	444,012	USD	106,386	270	—
Barclays Bank plc	5/3/23	RON	327,000	USD	72,804	300	—
Deutsche Bank AG	5/3/23	RON	327,000	USD	72,781	323	—
UBS AG	5/3/23	SEK	2,631,799	USD	254,526	2,147	—
Barclays Bank plc	5/3/23	SEK	2,631,799	USD	254,403	2,270	—
Deutsche Bank AG	5/3/23	SEK	2,592,518	USD	251,569	1,273	—
Bank of America, N.A.	5/2/23	SEK	92,000	USD	8,927	45	—
HSBC Bank plc	5/3/23	SGD	594,511	USD	444,827	748	—
Morgan Stanley Capital Services Inc.	5/3/23	SGD	60,000	USD	45,188	—	(219)
Toronto-Dominion Bank	5/2/23	SGD	12,000	USD	8,980	14	—
Standard Chartered Bank	5/3/23	THB	10,798,325	USD	314,821	1,496	—
JPMorgan Chase Bank, N.A.	5/3/23	THB	6,405,200	USD	187,275	353	—
Standard Chartered Bank	5/3/23	THB	3,306,000	USD	96,865	—	(22)
Deutsche Bank AG	5/3/23	THB	2,257,200	USD	66,194	—	(73)
Commonwealth Bank of Australia	6/2/23	USD	1,548,831	AUD	2,340,580	—	(2,112)
Commonwealth Bank of Australia	5/2/23	USD	1,366,209	AUD	2,037,825	17,671	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	1,163,256	AUD	1,735,103	15,045	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	1,032,554	AUD	1,560,387	—	(1,408)
UBS AG	5/2/23	USD	471,105	AUD	702,697	6,094	—
UBS AG	6/2/23	USD	463,778	AUD	700,858	—	(632)
113

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/2/23	USD	64,493	AUD	96,200	833	—
State Street Bank & Trust Co.	6/2/23	USD	34,334	AUD	52,000	—	(123)
Morgan Stanley Capital Services Inc.	5/2/23	USD	12,861	AUD	19,000	288	—
BNP Paribas	5/2/23	USD	7,317	AUD	11,000	38	—
Toronto-Dominion Bank	5/2/23	USD	1,646,622	CAD	2,227,517	2,458	—
Toronto-Dominion Bank	6/2/23	USD	1,637,760	CAD	2,219,961	—	(1,820)
Royal Bank of Canada	6/2/23	USD	1,168,584	CAD	1,590,950	—	(6,431)
Standard Chartered Bank	6/2/23	USD	944,863	CAD	1,280,750	—	(1,050)
Standard Chartered Bank	5/2/23	USD	922,926	CAD	1,248,532	1,367	—
State Street Bank & Trust Co.	5/2/23	USD	757,943	CAD	1,024,735	1,570	—
Commonwealth Bank of Australia	6/2/23	USD	692,054	CAD	940,000	—	(2,194)
Bank of New York	5/2/23	USD	679,749	CAD	920,000	684	—
BNP Paribas	6/2/23	USD	346,206	CAD	470,000	—	(918)
Bank of New York	6/2/23	USD	345,342	CAD	470,000	—	(1,782)
Wells Fargo Bank N.A.	5/2/23	USD	340,251	CAD	460,000	718	—
Commonwealth Bank of Australia	5/2/23	USD	340,025	CAD	460,000	492	—
Bank of America, N.A.	5/2/23	USD	339,874	CAD	460,000	342	—
Royal Bank of Canada	5/2/23	USD	131,186	CAD	177,468	194	—
Morgan Stanley Capital Services Inc.	6/2/23	USD	87,424	CAD	118,591	—	(163)
UBS AG	5/2/23	USD	25,885	CAD	35,018	38	—
BNP Paribas	5/2/23	USD	25,885	CAD	35,018	38	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	25,847	CAD	34,965	38	—
UBS AG	5/3/23	USD	650,725	CHF	592,590	—	(12,465)
UBS AG	6/2/23	USD	495,432	CHF	439,450	1,835	—
Toronto-Dominion Bank	6/2/23	USD	397,405	CHF	352,500	1,472	—
Toronto-Dominion Bank	5/3/23	USD	371,862	CHF	338,658	—	(7,143)
Bank of America, N.A.	6/2/23	USD	135,434	CHF	120,798	—	(248)
BNP Paribas	6/2/23	USD	26,494	CHF	23,500	98	—
State Street Bank & Trust Co.	5/3/23	USD	5,490	CHF	5,000	—	(106)
State Street Bank & Trust Co.	5/4/23	USD	72,726	CLP	57,791,858	1,178	—
State Street Bank & Trust Co.	6/5/23	USD	53,196	CLP	43,508,173	—	(429)
Toronto-Dominion Bank	6/5/23	USD	35,853	CLP	28,922,296	206	—
Wells Fargo Bank N.A.	6/5/23	USD	23,825	CLP	19,281,531	60	—
Wells Fargo Bank N.A.	5/4/23	USD	23,848	CLP	18,984,384	345	—
UBS AG	5/4/23	USD	18,792	CLP	14,935,758	301	—
HSBC Bank plc	5/5/23	USD	615,361	CNY	4,214,910	6,711	—
114

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	6/2/23	USD	606,378	CNY	4,183,800	723	—
State Street Bank & Trust Co.	6/2/23	USD	305,273	CNY	2,107,543	181	—
State Street Bank & Trust Co.	5/5/23	USD	303,459	CNY	2,076,433	3,614	—
Standard Chartered Bank	6/2/23	USD	10,729	CNY	74,086	4	—
Toronto-Dominion Bank	6/5/23	USD	89,396	COP	411,415,805	2,601	—
State Street Bank & Trust Co.	5/4/23	USD	82,087	COP	382,337,003	780	—
Toronto-Dominion Bank	5/4/23	USD	76,542	COP	357,745,949	466	—
Wells Fargo Bank N.A.	6/5/23	USD	65,241	COP	300,936,982	1,753	—
State Street Bank & Trust Co.	6/5/23	USD	41,437	COP	191,556,444	1,025	—
Wells Fargo Bank N.A.	5/4/23	USD	23,694	COP	111,076,280	73	—
Bank of America, N.A.	5/4/23	USD	11,322	COP	52,750,000	105	—
BNP Paribas	5/3/23	USD	241,608	CZK	5,234,655	—	(3,498)
Toronto-Dominion Bank	6/2/23	USD	199,970	CZK	4,277,725	—	(26)
Deutsche Bank AG	6/2/23	USD	199,793	CZK	4,277,725	—	(203)
Toronto-Dominion Bank	5/3/23	USD	145,116	CZK	3,140,793	—	(1,948)
JPMorgan Chase Bank, N.A.	5/3/23	USD	8,316	CZK	180,000	—	(112)
Deutsche Bank AG	6/2/23	USD	212,234	DKK	1,436,949	—	(660)
Bank of America, N.A.	6/2/23	USD	212,144	DKK	1,436,949	—	(750)
BNP Paribas	5/2/23	USD	207,537	DKK	1,416,949	—	(1,960)
Deutsche Bank AG	5/2/23	USD	207,446	DKK	1,416,949	—	(2,051)
State Street Bank & Trust Co.	5/2/23	USD	5,844	DKK	40,000	—	(70)
State Street Bank & Trust Co.	5/3/23	USD	12,473,244	EUR	11,455,000	—	(151,405)
State Street Bank & Trust Co.	6/2/23	USD	9,093,276	EUR	8,224,900	12,114	—
Toronto-Dominion Bank	5/3/23	USD	7,562,373	EUR	6,944,004	—	(90,672)
Bank of America, N.A.	5/3/23	USD	6,355,607	EUR	5,841,261	—	(82,094)
HSBC Bank plc	5/3/23	USD	5,523,648	EUR	5,090,000	—	(86,081)
Morgan Stanley Capital Services Inc.	6/2/23	USD	4,679,165	EUR	4,230,000	8,796	—
Morgan Stanley Capital Services Inc.	5/3/23	USD	4,078,019	EUR	3,740,000	—	(43,867)
Toronto-Dominion Bank	6/2/23	USD	4,129,869	EUR	3,734,502	6,581	—
State Street Bank & Trust Co.	6/2/23	USD	3,722,271	EUR	3,377,971	—	(7,366)
Bank of New York	5/3/23	USD	3,031,386	EUR	2,790,000	—	(43,497)
Bank of America, N.A.	6/2/23	USD	2,325,154	EUR	2,105,000	1,010	—
HSBC Bank plc	6/2/23	USD	2,105,058	EUR	1,910,000	—	(3,785)
Bank of New York	6/2/23	USD	2,073,089	EUR	1,880,000	—	(2,631)
115

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services Inc.	6/2/23	USD	2,072,514	EUR	1,880,000	—	(3,206)
Bank of America, N.A.	6/2/23	USD	2,069,672	EUR	1,880,000	—	(6,046)
Royal Bank of Canada	5/3/23	USD	1,915,708	EUR	1,757,583	—	(21,339)
UBS AG	6/2/23	USD	1,901,342	EUR	1,720,000	2,279	—
Wells Fargo Bank N.A.	5/3/23	USD	1,634,825	EUR	1,500,000	—	(18,336)
BNP Paribas	6/2/23	USD	1,554,446	EUR	1,410,000	—	(2,344)
Wells Fargo Bank N.A.	6/2/23	USD	1,553,937	EUR	1,410,000	—	(2,853)
JPMorgan Chase Bank, N.A.	5/3/23	USD	1,144,710	EUR	1,050,400	—	(12,944)
Toronto-Dominion Bank	6/2/23	USD	1,103,002	EUR	1,000,000	—	(1,104)
BNP Paribas	6/2/23	USD	1,045,518	EUR	946,029	1,001	—
HSBC Bank plc	6/2/23	USD	1,040,042	EUR	940,000	2,182	—
Commonwealth Bank of Australia	6/2/23	USD	1,035,032	EUR	940,000	—	(2,828)
UBS AG	5/3/23	USD	889,027	EUR	816,765	—	(11,136)
Standard Chartered Bank	5/3/23	USD	869,479	EUR	799,000	—	(11,105)
Royal Bank of Canada	6/2/23	USD	879,779	EUR	795,043	1,966	—
Standard Chartered Bank	6/2/23	USD	848,841	EUR	767,567	1,366	—
Deutsche Bank AG	6/2/23	USD	521,602	EUR	470,000	2,672	—
Bank of New York	6/2/23	USD	520,239	EUR	470,000	1,309	—
Wells Fargo Bank N.A.	6/2/23	USD	519,572	EUR	470,000	642	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	519,425	EUR	470,000	495	—
Deutsche Bank AG	6/2/23	USD	518,799	EUR	470,000	—	(131)
Royal Bank of Canada	6/2/23	USD	518,115	EUR	470,000	—	(815)
Commonwealth Bank of Australia	5/3/23	USD	513,039	EUR	470,000	—	(4,952)
Bank of New York	5/3/23	USD	2,212	EUR	2,000	8	—
HSBC Bank plc	6/2/23	USD	2,746,066	GBP	2,183,361	55	—
HSBC Bank plc	5/3/23	USD	2,524,437	GBP	2,040,460	—	(40,107)
Toronto-Dominion Bank	5/3/23	USD	1,560,770	GBP	1,261,524	—	(24,771)
Royal Bank of Canada	6/2/23	USD	1,410,179	GBP	1,121,215	28	—
UBS AG	6/2/23	USD	1,089,811	GBP	866,495	22	—
UBS AG	5/3/23	USD	1,051,885	GBP	850,221	—	(16,712)
Royal Bank of Canada	5/3/23	USD	853,107	GBP	689,551	—	(13,552)
Toronto-Dominion Bank	6/2/23	USD	840,083	GBP	667,939	17	—
Toronto-Dominion Bank	6/2/23	USD	37,724	GBP	30,000	—	(7)
State Street Bank & Trust Co.	5/3/23	USD	30,958	GBP	25,000	—	(464)
State Street Bank & Trust Co.	6/2/23	USD	12,492	GBP	10,000	—	(85)
Morgan Stanley Capital Services Inc.	5/3/23	USD	10,276	GBP	8,254	—	(98)
HSBC Bank plc	5/3/23	USD	26,220	HKD	205,500	37	—
Wells Fargo Bank N.A.	6/2/23	USD	26,214	HKD	205,500	—	(6)
116

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
BNP Paribas	6/2/23	USD	161,530	HUF	55,340,202	—	(138)
BNP Paribas	5/3/23	USD	156,744	HUF	55,340,202	—	(6,554)
Deutsche Bank AG	5/3/23	USD	584,412	IDR	8,773,194,600	—	(13,564)
Deutsche Bank AG	6/6/23	USD	503,624	IDR	7,394,080,400	76	—
Standard Chartered Bank	5/3/23	USD	367,600	IDR	5,521,098,400	—	(8,716)
Standard Chartered Bank	6/6/23	USD	373,012	IDR	5,470,783,200	440	—
Standard Chartered Bank	6/6/23	USD	97,164	IDR	1,429,429,400	—	(184)
Toronto-Dominion Bank	5/2/23	USD	133,240	ILS	476,980	1,813	—
BNP Paribas	5/2/23	USD	131,975	ILS	476,980	548	—
Deutsche Bank AG	6/2/23	USD	131,265	ILS	476,980	—	(291)
BNP Paribas	6/2/23	USD	131,164	ILS	476,980	—	(392)
Toronto-Dominion Bank	6/2/23	USD	3,370,645	JPY	454,611,775	17,318	—
Royal Bank of Canada	5/2/23	USD	1,983,109	JPY	262,871,000	53,125	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	1,581,152	JPY	209,785,470	40,920	—
Wells Fargo Bank N.A.	5/2/23	USD	1,536,377	JPY	203,768,946	40,317	—
UBS AG	5/2/23	USD	1,535,155	JPY	201,907,232	52,763	—
Wells Fargo Bank N.A.	6/2/23	USD	1,376,832	JPY	185,528,467	8,330	—
BNP Paribas	5/2/23	USD	1,213,748	JPY	160,888,500	32,513	—
Royal Bank of Canada	6/2/23	USD	1,186,362	JPY	160,790,650	330	—
Toronto-Dominion Bank	5/2/23	USD	1,202,678	JPY	159,580,849	31,046	—
Bank of America, N.A.	5/2/23	USD	1,172,740	JPY	155,452,500	31,416	—
Standard Chartered Bank	5/2/23	USD	1,172,740	JPY	155,452,500	31,416	—
Standard Chartered Bank	6/2/23	USD	1,140,301	JPY	154,547,934	318	—
Bank of America, N.A.	6/2/23	USD	1,140,301	JPY	154,547,934	317	—
BNP Paribas	6/2/23	USD	1,140,301	JPY	154,547,934	318	—
Bank of New York	5/2/23	USD	918,826	JPY	121,628,433	25,837	—
UBS AG	6/2/23	USD	467,876	JPY	62,293,959	8,381	—
Morgan Stanley Capital Services Inc.	6/2/23	USD	457,432	JPY	61,861,624	1,126	—
Bank of New York	6/2/23	USD	458,103	JPY	61,830,344	2,027	—
HSBC Bank plc	6/2/23	USD	456,131	JPY	61,799,824	281	—
BNP Paribas	6/2/23	USD	455,314	JPY	61,779,638	—	(388)
UBS AG	6/2/23	USD	454,877	JPY	61,779,638	—	(824)
Morgan Stanley Capital Services Inc.	6/2/23	USD	455,132	JPY	61,773,460	—	(524)
HSBC Bank plc	5/2/23	USD	459,869	JPY	60,742,751	13,900	—
Commonwealth Bank of Australia	6/2/23	USD	96,057	JPY	13,000,000	166	—
State Street Bank & Trust Co.	5/2/23	USD	68,615	JPY	9,000,000	2,537	—
Bank of Montreal	6/2/23	USD	5,999	JPY	800,000	98	—
JPMorgan Chase Bank, N.A.	5/3/23	USD	913,161	KRW	1,222,814,760	—	(609)
117

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/3/23	USD	875,120	KRW	1,135,846,760	26,338	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	618,426	KRW	827,024,400	—	(742)
HSBC Bank plc	5/3/23	USD	504,616	KRW	653,882,400	15,991	—
HSBC Bank plc	5/3/23	USD	470,722	KRW	630,342,200	—	(314)
BNP Paribas	5/3/23	USD	482,603	KRW	627,719,200	13,529	—
HSBC Bank plc	6/2/23	USD	459,624	KRW	613,174,200	559	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	308,114	KRW	411,466,360	62	—
State Street Bank & Trust Co.	5/3/23	USD	307,693	KRW	400,021,000	8,770	—
State Street Bank & Trust Co.	6/2/23	USD	233,161	KRW	310,676,588	566	—
Standard Chartered Bank	6/2/23	USD	232,697	KRW	310,381,200	324	—
Standard Chartered Bank	5/3/23	USD	231,783	KRW	310,381,200	—	(155)
Deutsche Bank AG	6/2/23	USD	221,461	KRW	295,912,400	—	(79)
Deutsche Bank AG	5/3/23	USD	220,979	KRW	295,912,400	—	(147)
Standard Chartered Bank	5/3/23	USD	189,340	KRW	244,939,800	6,304	—
State Street Bank & Trust Co.	6/2/23	USD	166,097	KRW	221,934,400	—	(58)
State Street Bank & Trust Co.	5/3/23	USD	670,489	MXN	12,153,296	—	(5,023)
State Street Bank & Trust Co.	6/2/23	USD	455,988	MXN	8,273,898	—	(885)
State Street Bank & Trust Co.	6/2/23	USD	214,322	MXN	3,879,398	107	—
Standard Chartered Bank	6/2/23	USD	5,501	MXN	100,000	—	(21)
BNP Paribas	5/3/23	USD	556,312	MYR	2,446,340	7,759	—
BNP Paribas	6/2/23	USD	368,134	MYR	1,637,800	68	—
HSBC Bank plc	5/3/23	USD	227,631	MYR	1,001,600	3,038	—
HSBC Bank plc	6/2/23	USD	223,514	MYR	995,540	—	(215)
BNP Paribas	6/2/23	USD	182,966	MYR	814,600	—	(100)
Standard Chartered Bank	6/2/23	USD	12,352	MYR	55,015	—	(11)
BNP Paribas	6/2/23	USD	147,540	NOK	1,575,000	—	(505)
BNP Paribas	5/3/23	USD	143,418	NOK	1,500,000	2,645	—
UBS AG	5/3/23	USD	8,383	NOK	87,393	181	—
Toronto-Dominion Bank	6/2/23	USD	5,829	NOK	62,393	—	(36)
State Street Bank & Trust Co.	5/3/23	USD	4,780	NOK	50,000	88	—
Commonwealth Bank of Australia	6/2/23	USD	208,277	NZD	337,236	—	(252)
Commonwealth Bank of Australia	5/2/23	USD	201,241	NZD	321,636	2,343	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	138,851	NZD	224,824	—	(168)
JPMorgan Chase Bank, N.A.	5/2/23	USD	140,418	NZD	224,424	1,635	—
HSBC Bank plc	5/2/23	USD	10,002	NZD	16,000	107	—
BNP Paribas	6/2/23	USD	6,176	NZD	10,000	—	(8)
Citibank, N.A.	6/5/23	USD	87,872	PEN	328,662	—	(589)
118

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Wells Fargo Bank N.A.	5/4/23	USD	54,540	PEN	205,701	—	(946)
Citibank, N.A.	5/4/23	USD	42,233	PEN	158,684	—	(570)
Wells Fargo Bank N.A.	6/5/23	USD	29,177	PEN	109,554	—	(310)
Toronto-Dominion Bank	5/4/23	USD	28,110	PEN	105,789	—	(426)
UBS AG	6/5/23	USD	13,796	PEN	51,958	—	(189)
Goldman Sachs & Co.	5/4/23	USD	5,300	PEN	20,000	—	(95)
Toronto-Dominion Bank	6/2/23	USD	210,716	PLN	881,397	—	(639)
Toronto-Dominion Bank	5/4/23	USD	187,739	PLN	809,630	—	(6,742)
BNP Paribas	5/4/23	USD	112,785	PLN	485,778	—	(3,903)
Deutsche Bank AG	6/2/23	USD	106,211	PLN	444,012	—	(261)
UBS AG	5/4/23	USD	6,951	PLN	30,000	—	(256)
Barclays Bank plc	6/6/23	USD	72,750	RON	327,000	—	(301)
Deutsche Bank AG	6/6/23	USD	72,728	RON	327,000	—	(323)
Deutsche Bank AG	5/3/23	USD	69,338	RON	315,500	—	(1,196)
Barclays Bank plc	5/3/23	USD	69,292	RON	315,500	—	(1,242)
HSBC Bank plc	5/3/23	USD	5,114	RON	23,000	—	(28)
UBS AG	5/3/23	USD	523,154	SEK	5,408,282	—	(4,302)
UBS AG	6/2/23	USD	254,913	SEK	2,631,799	—	(2,178)
Barclays Bank plc	6/2/23	USD	254,790	SEK	2,631,799	—	(2,302)
Deutsche Bank AG	6/2/23	USD	251,947	SEK	2,592,518	—	(1,307)
Toronto-Dominion Bank	5/3/23	USD	223,133	SEK	2,317,835	—	(2,920)
State Street Bank & Trust Co.	5/3/23	USD	12,557	SEK	130,000	—	(121)
State Street Bank & Trust Co.	6/2/23	USD	11,725	SEK	120,000	3	—
Bank of America, N.A.	6/2/23	USD	8,941	SEK	92,000	—	(46)
HSBC Bank plc	6/5/23	USD	445,335	SGD	594,511	—	(806)
BNP Paribas	5/3/23	USD	238,925	SGD	317,319	1,101	—
HSBC Bank plc	5/3/23	USD	238,749	SGD	317,192	1,020	—
UBS AG	5/3/23	USD	15,056	SGD	20,000	66	—
Toronto-Dominion Bank	6/5/23	USD	8,991	SGD	12,000	—	(14)
JPMorgan Chase Bank, N.A.	6/5/23	USD	7,504	SGD	10,000	—	—
Standard Chartered Bank	5/3/23	USD	458,291	THB	15,593,525	1,508	—
Standard Chartered Bank	6/2/23	USD	412,957	THB	14,104,325	—	(1,523)
JPMorgan Chase Bank, N.A.	6/2/23	USD	187,840	THB	6,405,200	—	(389)
Standard Chartered Bank	5/3/23	USD	110,536	THB	3,775,400	—	(57)
BNP Paribas	5/3/23	USD	99,479	THB	3,397,800	—	(53)
Deutsche Bank AG	6/2/23	USD	76,612	THB	2,604,508	74	—
						646,261	(910,092)
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $92,571,000 and cash of $7,350,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
119

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $96,023,496)	84,025,035
Affiliated Issuers (Cost $1,004,282)	1,004,285
Total Investments in Securities	85,029,320
Investment in Vanguard	2,997
Cash	267
Foreign Currency, at Value (Cost $452,251)	454,241
Receivables for Investment Securities Sold	255,957
Receivables for Accrued Income	633,865
Receivables for Capital Shares Issued	13,910
Unrealized Appreciation—Forward Currency Contracts	646,261
Other Assets	19,988
Total Assets	87,056,806
Liabilities
Payables for Investment Securities Purchased	838,862
Payables for Capital Shares Redeemed	31,268
Payables for Distributions	2,684
Payables to Vanguard	2,823
Variation Margin Payable—Futures Contracts	247
Unrealized Depreciation—Forward Currency Contracts	910,092
Total Liabilities	1,785,976
Net Assets	85,270,830
At April 30, 2023, net assets consisted of:

Paid-in Capital	94,816,744
Total Distributable Earnings (Loss)	(9,545,914)
Net Assets	85,270,830

Investor Shares—Net Assets
Applicable to 3,918,003 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,318
Net Asset Value Per Share—Investor Shares	$9.78

ETF Shares—Net Assets
Applicable to 1,005,114,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,127,699
Net Asset Value Per Share—ETF Shares	$48.88

Admiral Shares—Net Assets
Applicable to 1,225,176,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,950,026
Net Asset Value Per Share—Admiral Shares	$19.55

Institutional Shares—Net Assets
Applicable to 414,353,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,154,787
Net Asset Value Per Share—Institutional Shares	$29.33
See accompanying Notes, which are an integral part of the Financial Statements.
120

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1,2]	682,861
Total Income	682,861
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,891
Management and Administrative— Investor Shares	32
Management and Administrative— ETF Shares	11,924
Management and Administrative— Admiral Shares	11,121
Management and Administrative— Institutional Shares	3,150
Marketing and Distribution— Investor Shares	2
Marketing and Distribution— ETF Shares	948
Marketing and Distribution— Admiral Shares	533
Marketing and Distribution— Institutional Shares	223
Custodian Fees	1,408
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	899
Shareholders’ Reports—Admiral Shares	157
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	18
Other Expenses	27
Total Expenses	33,342
Expenses Paid Indirectly	(54)
Net Expenses	33,288
Net Investment Income	649,573
Realized Net Gain (Loss)
Investment Securities Sold[1]	(2,833,301)
Futures Contracts	(33,031)
Forward Currency Contracts	(8,327,099)
Foreign Currencies	1,711,496
Realized Net Gain (Loss)	(9,481,935)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,328,336
Futures Contracts	4,040
Forward Currency Contracts	26,534
Foreign Currencies	98,331
Change in Unrealized Appreciation (Depreciation)	11,457,241
Net Increase (Decrease) in Net Assets Resulting from Operations	2,624,879
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,172,000, $6,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $11,566,000.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	649,573	895,067
Realized Net Gain (Loss)	(9,481,935)	12,595,846
Change in Unrealized Appreciation (Depreciation)	11,457,241	(25,145,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,624,879	(11,654,962)
Distributions
Investor Shares	(618)	(904,557)
ETF Shares	(498,860)	(1,726,038)
Admiral Shares	(260,682)	(1,069,575)
Institutional Shares	(127,332)	(473,513)
Total Distributions	(887,492)	(4,173,683)
Capital Share Transactions
Investor Shares	(22,044)	(28,476,384)
ETF Shares	3,387,475	7,014,128
Admiral Shares	(489,138)	(755,230)
Institutional Shares	924,921	478,429
Net Increase (Decrease) from Capital Share Transactions	3,801,214	(21,739,057)
Total Increase (Decrease)	5,538,601	(37,567,702)
Net Assets
Beginning of Period	79,732,229	117,299,931
End of Period	85,270,830	79,732,229

See accompanying Notes, which are an integral part of the Financial Statements.
121

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.58	$11.32	$11.66	$11.68	$10.90	$10.96
Investment Operations
Net Investment Income[1]	.074	.086	.092	.109	.121	.113
Net Realized and Unrealized Gain (Loss) on Investments	.231	(1.417)	(.320)	.240	.988	.068
Total from Investment Operations	.305	(1.331)	(.228)	.349	1.109	.181
Distributions
Dividends from Net Investment Income	(.105)	(.336)	(.094)	(.369)	(.329)	(.241)
Distributions from Realized Capital Gains	—	(.073)	(.018)	—	—	—
Total Distributions	(.105)	(.409)	(.112)	(.369)	(.329)	(.241)
Net Asset Value, End of Period	$9.78	$9.58	$11.32	$11.66	$11.68	$10.90
Total Return[2]	3.20%	-12.16%	-1.97%	3.09%	10.39%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$59	$30,174	$32,054	$30,053	$27,299
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.54%	0.79%	0.80%	0.95%	1.07%	1.03%
Portfolio Turnover Rate	17%	27%[4]	25%[4]	31%[4]	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$47.84	$56.56	$58.27	$58.34	$54.47	$54.75
Investment Operations
Net Investment Income[1]	.386	.510	.492	.572	.630	.584
Net Realized and Unrealized Gain (Loss) on Investments	1.176	(7.150)	(1.603)	1.232	4.913	.356
Total from Investment Operations	1.562	(6.640)	(1.111)	1.804	5.543	.940
Distributions
Dividends from Net Investment Income	(.522)	(1.713)	(.510)	(1.874)	(1.673)	(1.220)
Distributions from Realized Capital Gains	—	(.367)	(.089)	—	—	—
Total Distributions	(.522)	(2.080)	(.599)	(1.874)	(1.673)	(1.220)
Net Asset Value, End of Period	$48.88	$47.84	$56.56	$58.27	$58.34	$54.47
Total Return	3.29%	-12.16%	-1.92%	3.20%	10.40%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,128	$44,751	$45,348	$33,941	$23,911	$12,092
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.61%	0.99%	0.86%	0.99%	1.12%	1.07%
Portfolio Turnover Rate	17%	27%[3]	25%[3]	31%[3]	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
122

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.14	$22.64	$23.32	$23.35	$21.79	$21.91
Investment Operations
Net Investment Income[1]	.150	.195	.191	.223	.246	.230
Net Realized and Unrealized Gain (Loss) on Investments	.472	(2.864)	(.644)	.489	1.976	.137
Total from Investment Operations	.622	(2.669)	(.453)	.712	2.222	.367
Distributions
Dividends from Net Investment Income	(.212)	(.684)	(.191)	(.742)	(.662)	(.487)
Distributions from Realized Capital Gains	—	(.147)	(.036)	—	—	—
Total Distributions	(.212)	(.831)	(.227)	(.742)	(.662)	(.487)
Net Asset Value, End of Period	$19.55	$19.14	$22.64	$23.32	$23.35	$21.79
Total Return[2]	3.26%	-12.20%	-1.96%	3.15%	10.41%	1.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,950	$23,933	$29,241	$50,818	$51,889	$43,550
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.56%	0.94%	0.83%	0.97%	1.09%	1.05%
Portfolio Turnover Rate	17%	27%[4]	25%[4]	31%[4]	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$28.72	$33.97	$34.99	$35.03	$32.70	$32.88
Investment Operations
Net Investment Income[1]	.232	.305	.310	.348	.382	.358
Net Realized and Unrealized Gain (Loss) on Investments	.701	(4.297)	(.977)	.739	2.954	.206
Total from Investment Operations	.933	(3.992)	(.667)	1.087	3.336	.564
Distributions
Dividends from Net Investment Income	(.323)	(1.038)	(.299)	(1.127)	(1.006)	(.744)
Distributions from Realized Capital Gains	—	(.220)	(.054)	—	—	—
Total Distributions	(.323)	(1.258)	(.353)	(1.127)	(1.006)	(.744)
Net Asset Value, End of Period	$29.33	$28.72	$33.97	$34.99	$35.03	$32.70
Total Return	3.27%	-12.17%	-1.92%	3.21%	10.42%	1.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,155	$10,989	$12,538	$40,548	$34,596	$28,196
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.61%	0.98%	0.89%	1.01%	1.13%	1.09%
Portfolio Turnover Rate	17%	27%[3]	25%[3]	31%[3]	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
123

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through April 30, 2023.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only
124

Total International Bond Index Fund
with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 155% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	39,299	(90,465)	(51,166)	66,988	—	—
Bank of Montreal	98	—	98	—	—	98
Bank of New York	32,278	(49,269)	(16,991)	32,910	—	—
Barclays Bank plc	2,570	(3,845)	(1,275)	880	—	—
BNP Paribas	62,913	(22,221)	40,692	—	24,608	16,084
Citibank, N.A.	613	(1,159)	(546)	—	—	—
Commonwealth Bank of Australia	23,406	(12,338)	11,068	—	20,071	—
Deutsche Bank AG	5,309	(23,056)	(17,747)	11,382	—	—
Goldman Sachs & Co.	—	(95)	(95)	—	—	—
HSBC Bank plc	49,429	(135,288)	(85,859)	71,101	—	—
JPMorgan Chase Bank, N.A.	86,657	(17,127)	69,530	—	47,892	21,638
Morgan Stanley Capital Services Inc.	13,272	(57,416)	(44,144)	52,521	—	—
Royal Bank of Canada	56,399	(44,266)	12,133	5,753	—	12,133
Standard Chartered Bank	44,884	(25,083)	19,801	—	7,350	12,451
State Street Bank & Trust Co.	33,832	(170,447)	(136,615)	153,373	—	—
Toronto-Dominion Bank	65,746	(164,421)	(98,675)	109,001	—	—
UBS AG	74,302	(61,565)	12,737	3,174	—	12,737
Wells Fargo Bank N.A.	55,254	(32,031)	23,223	2,644	—	23,223
125

Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Exchange-Traded Futures Contracts	—	(247)	(247)	7,510	—	—
Total	646,261	(910,339)	(264,078)	517,237	99,921	98,364
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
126

Total International Bond Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $2,997,000, representing less than 0.01% of the fund’s net assets and 1.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $54,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	970	—	970
Asset-Backed/Commercial Mortgage-Backed Securities	—	733	—	733
Corporate Bonds	—	17,640,088	—	17,640,088
Sovereign Bonds	—	66,383,244	—	66,383,244
Temporary Cash Investments	1,004,285	—	—	1,004,285
Total	1,004,285	84,025,035	—	85,029,320
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,123	—	—	1,123
Forward Currency Contracts	—	646,261	—	646,261
Total	1,123	646,261	—	647,384
Liabilities
Futures Contracts[1]	259	—	—	259
Forward Currency Contracts	—	910,092	—	910,092
Total	259	910,092	—	910,351
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
127

Total International Bond Index Fund
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,123	—	1,123
Unrealized Appreciation—Forward Currency Contracts	—	646,261	646,261
Total Assets	1,123	646,261	647,384

Unrealized Depreciation—Futures Contracts[1]	259	—	259
Unrealized Depreciation—Forward Currency Contracts	—	910,092	910,092
Total Liabilities	259	910,092	910,351
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(33,031)	—	(33,031)
Forward Currency Contracts	—	(8,327,099)	(8,327,099)
Realized Net Gain (Loss) on Derivatives	(33,031)	(8,327,099)	(8,360,130)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,040	—	4,040
Forward Currency Contracts	—	26,534	26,534
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,040	26,534	30,574
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	83,829,716
Gross Unrealized Appreciation	14,811,819
Gross Unrealized Depreciation	(13,875,182)
Net Unrealized Appreciation (Depreciation)	936,637
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $1,345,128,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $13,771,742,000 of investment securities and sold $16,214,129,000 of investment securities, other than temporary cash investments.
128

Total International Bond Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,320	342	14,939	1,334
Issued in Lieu of Cash Distributions	618	64	904,557	81,691
Redeemed	(25,982)	(2,665)	(29,395,880)	(2,741,979)
Net Increase (Decrease)—Investor Shares	(22,044)	(2,259)	(28,476,384)	(2,658,954)
ETF Shares
Issued	3,411,587	70,187	7,295,220	139,392
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,112)	(500)	(281,092)	(5,700)
Net Increase (Decrease)—ETF Shares	3,387,475	69,687	7,014,128	133,692
Admiral Shares
Issued	1,614,499	83,192	3,720,765	177,764
Issued in Lieu of Cash Distributions	243,001	12,573	998,753	45,929
Redeemed	(2,346,638)	(121,051)	(5,474,748)	(264,888)
Net Increase (Decrease)—Admiral Shares	(489,138)	(25,286)	(755,230)	(41,195)
Institutional Shares
Issued	1,439,006	49,391	2,725,020	86,584
Issued in Lieu of Cash Distributions	124,425	4,289	459,785	14,106
Redeemed	(638,510)	(21,954)	(2,706,376)	(87,134)
Net Increase (Decrease)—Institutional Shares	924,921	31,726	478,429	13,556
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
129

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
130

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
131

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q12312 062023

Semiannual Report   |   April 30, 2023
Vanguard Total International Bond II Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	133
Liquidity Risk Management	134

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,032.60	$0.66
Institutional Shares	1,000.00	1,032.40	0.35
Based on Hypothetical 5% Yearly Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,024.15	$0.65
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Bond II Index Fund
Fund Allocation
As of April 30, 2023
Japan	15.2%
France	11.9
Germany	11.3
Italy	7.5
Canada	6.6
United Kingdom	6.6
Spain	5.5
Supranational	4.1
Australia	3.7
United States	3.0
Netherlands	2.8
South Korea	2.7
Belgium	2.2
Switzerland	1.5
Austria	1.4
Sweden	1.3
Indonesia	1.2
China	1.1
Other	10.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,259)	5.625%	6/7/32	GBP	684	926
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $1,023)	5.952%	10/22/37	GBP	650	836
Corporate Bonds (20.6%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,414
	Ampol Ltd.	4.000%	4/17/25	AUD	6,920	4,517
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,689
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,037
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	552	679
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,091	4,167
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	4,400	3,971
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	5,092	4,131
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	4,924	4,227
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	570	375
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	1,455	1,563
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	8,081	8,659
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	7,000	4,592
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,590	1,659
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	586
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	2,264
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	254
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	882
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	8,018
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	184
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,750	1,824
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	4,199
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	6,000	4,019
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	2,457	2,699
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	6,818	7,229
	BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	3,687
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	8,576
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,666
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	6,659
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	8,179
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	200	217
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	1,880	1,229
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	3,200	2,756
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	508
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	340
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	13,280
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	3,959
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	6,821
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	4,705
	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	4,568	4,801
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	10,000	6,940
	Commonwealth Bank of Australia	6.704%	3/15/38	AUD	6,980	4,811
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	1,967
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,430	934
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,478
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	350	229
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,327
	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,255
	Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	7,526

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	3,015
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	200	219
Glencore Finance Europe Ltd.	0.625%	9/11/24	EUR	6,000	6,325
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	2,592	2,747
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	1,476	1,745
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	110
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,169
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	1,906	1,932
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	1,190	697
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,244
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	547
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,480	1,619
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	302
Macquarie Bank Ltd.	1.700%	2/12/25	AUD	3,000	1,892
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	8,895
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	4,923
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	1,035
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	4,023
National Australia Bank Ltd.	0.250%	5/20/24	EUR	4,913	5,222
National Australia Bank Ltd.	0.300%	10/31/25	CHF	4,855	5,142
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	118
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	5,923
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,584
National Australia Bank Ltd.	4.950%	11/25/27	AUD	35,000	23,788
National Australia Bank Ltd.	0.010%	1/6/29	EUR	20,000	18,244
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,102	2,873
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	4,278
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	608
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	204
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,577
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	438
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,700
Optus Finance Pty Ltd. Co.	1.600%	7/1/25	AUD	200	125
Optus Finance Pty Ltd. Co.	2.600%	11/24/28	AUD	500	297
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	2,540
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	200	249
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,778
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,290	7,231
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	2,921
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	4,140
Scentre Group Trust 1	2.250%	7/16/24	EUR	1,859	1,990
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,696
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	6,461	6,188
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	2,779
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,113
Stockland Trust	1.625%	4/27/26	EUR	5,615	5,635
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,400	922
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	600	384
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	5,590	5,745
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	727
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,737	2,665
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,457	2,284
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	7,717
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,455	1,562
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	573
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,461	4,624
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	412
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,510	992
University of Technology Sydney	3.750%	7/20/27	AUD	80	52
Vicinity Centres Trust	3.375%	4/7/26	GBP	669	794
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	1,928
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	11,096
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	631
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,228	1,308
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,457	2,574
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	990
Westpac Banking Corp.	1.079%	4/5/27	EUR	8,079	8,124

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	0.875%	4/17/27	EUR	100	99
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	5,360
	Westpac Banking Corp.	1.450%	7/17/28	EUR	382	379
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	20,195
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	2,869
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	4,539
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	7,121
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	18,700	17,087
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	3,214
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	837
						461,312
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	26,700	26,456
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,600	5,022
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	10,010
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	7,915
	Borealis AG	1.750%	12/10/25	EUR	75	80
	CA Immobilien Anlagen AG	1.000%	10/27/25	EUR	1,700	1,635
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,300	1,365
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,212
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,400	7,530
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	7,862
	Erste Group Bank AG	0.010%	9/11/29	EUR	9,500	8,568
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	710
	Erste Group Bank AG	0.875%	11/15/32	EUR	8,000	7,180
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	6,305
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	5,500	5,783
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,574
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	20,916
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,484
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	5,852	6,210
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	4,876	5,428
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	980
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,546
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	3,856
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	14,038	15,366
	OMV AG	0.750%	12/4/23	EUR	1,219	1,322
	OMV AG	1.000%	12/14/26	EUR	1,683	1,714
	OMV AG	3.500%	9/27/27	EUR	1,500	1,661
	OMV AG	2.000%	4/9/28	EUR	3,500	3,628
	OMV AG	1.875%	12/4/28	EUR	1,073	1,102
	OMV AG	2.375%	4/9/32	EUR	7,317	7,386
	OMV AG	6.250%	Perpetual	EUR	1,610	1,822
	OMV AG	2.875%	Perpetual	EUR	4,700	4,245
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	3,200	3,257
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	5,500	5,989
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,339
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,691
	Raiffeisen Bank International AG	1.500%	3/12/30	EUR	1,700	1,563
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	3,964
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	4,700	5,128
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	100	104
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,519
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	20,852
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,479
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	5,879
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	105
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,301
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GmbH	0.500%	9/17/25	EUR	2,500	2,569
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	200	210
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,879
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	975
						255,676
Belgium (0.3%)
	AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,313
	Ageas SA NV	3.250%	7/2/49	EUR	5,200	4,890

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ageas SA NV	1.875%	11/24/51	EUR	3,000	2,398
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,696	3,143
Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	932	1,233
Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,194	2,415
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,455	6,736
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	108
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	12,089	12,335
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	8,459
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	8,913	9,365
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,166	11,617
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	430
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	10,142	9,774
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	3,513	3,661
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,674
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,459	3,153
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	9,255	8,988
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	11,669
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	789
Argenta Spaarbank NV	1.000%	10/13/26	EUR	6,900	6,923
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	2,861
Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,725	1,869
Belfius Bank SA	1.750%	6/24/24	EUR	300	324
Belfius Bank SA	1.000%	10/26/24	EUR	5,000	5,278
Belfius Bank SA	0.750%	2/10/25	EUR	100	105
Belfius Bank SA	0.375%	9/2/25	EUR	5,000	5,080
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	3,021
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,000
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	6,094
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,966
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	8,085
Belgium ING SA	1.500%	5/19/29	EUR	5,800	5,808
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	200	206
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,944
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	4,600	4,927
Cofinimmo SA	1.000%	1/24/28	EUR	2,100	1,882
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,422
Elia Group SA NV	1.500%	9/5/28	EUR	1,300	1,275
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	7,100	7,413
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	110
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	108
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	2,800	2,589
Ethias SA	5.000%	1/14/26	EUR	4,400	4,825
Euroclear Bank SA	1.250%	9/30/24	GBP	200	238
Euroclear Bank SA	0.125%	7/7/25	EUR	13,040	13,380
Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	3,036
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	1,939
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	2,900	2,960
FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,633
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	2,600	2,764
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	3,300	2,849
FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	5,500	4,755
FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	2,000	2,265
Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	2,000	2,125
Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	1,400	1,508
ING Belgium SA	0.625%	5/30/25	EUR	11,300	11,746
KBC Bank NV	0.750%	10/24/27	EUR	3,700	3,671
KBC Group NV	1.500%	3/29/26	EUR	5,400	5,663
KBC Group NV	0.125%	9/10/26	EUR	3,000	3,020
KBC Group NV	0.750%	1/21/28	EUR	14,600	14,160
KBC Group NV	5.500%	9/20/28	GBP	3,000	3,731
KBC Group NV	0.125%	1/14/29	EUR	17,000	15,595
KBC Group NV	0.625%	12/7/31	EUR	1,000	943
Solvay SA	2.750%	12/2/27	EUR	600	646
Solvay SA	0.500%	9/6/29	EUR	4,000	3,704
VGP NV	1.625%	1/17/27	EUR	100	86
VGP NV	1.500%	4/8/29	EUR	3,100	2,327

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	VGP NV	2.250%	1/17/30	EUR	2,500	1,901
						296,910
Canada (1.7%)
	407 International Inc.	3.350%	5/16/24	CAD	2,500	1,819
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,323	929
	407 International Inc.	2.430%	5/4/27	CAD	1,054	736
	407 International Inc.	3.140%	3/6/30	CAD	2,681	1,884
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,471	962
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,383
	407 International Inc.	5.750%	2/14/36	CAD	978	786
	407 International Inc.	4.450%	11/15/41	CAD	2,450	1,777
	407 International Inc.	4.190%	4/25/42	CAD	2,695	1,898
	407 International Inc.	3.650%	9/8/44	CAD	4,898	3,177
	407 International Inc.	3.300%	3/27/45	CAD	500	304
	407 International Inc.	3.830%	5/11/46	CAD	4,898	3,231
	407 International Inc.	3.600%	5/21/47	CAD	3,368	2,147
	407 International Inc.	3.720%	5/11/48	CAD	9	6
	407 International Inc.	3.670%	3/8/49	CAD	981	631
	407 International Inc.	2.840%	3/7/50	CAD	2,008	1,098
	407 International Inc.	3.980%	9/11/52	CAD	1,600	1,077
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	2,133
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,386
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	868
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	2,329
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,232
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,463	1,766
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	659
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	682
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,688
	Alberta Powerline LP	4.065%	12/1/53	CAD	2,485	1,631
	Alberta Powerline LP	4.065%	3/1/54	CAD	800	525
	Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,766
	Alectra Inc.	1.751%	2/11/31	CAD	900	561
	Alectra Inc.	3.958%	7/30/42	CAD	900	618
	Alectra Inc.	3.458%	4/12/49	CAD	1,193	745
	Alectra Inc.	5.225%	11/14/52	CAD	900	742
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,200	865
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,111	818
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,804	1,155
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	4,146	2,993
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	4,016	2,901
	Allied Properties REIT	3.636%	4/21/25	CAD	2,450	1,739
	Allied Properties REIT	1.726%	2/12/26	CAD	2,504	1,662
	Allied Properties REIT	3.113%	4/8/27	CAD	2,450	1,643
	Allied Properties REIT	3.394%	8/15/29	CAD	733	469
	Allied Properties REIT	3.117%	2/21/30	CAD	2,035	1,260
	Allied Properties REIT	3.095%	2/6/32	CAD	2,004	1,163
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	890	629
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,335	967
	AltaGas Ltd.	3.840%	1/15/25	CAD	4,489	3,262
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	769
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	1,058
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,422
	AltaGas Ltd.	2.477%	11/30/30	CAD	500	314
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,215	777
	AltaGas Ltd.	4.990%	10/4/47	CAD	1,007	686
	AltaLink LP	3.399%	6/6/24	CAD	4,925	3,582
	AltaLink LP	4.872%	11/15/40	CAD	2,501	1,931
	AltaLink LP	4.462%	11/8/41	CAD	1,177	866
	AltaLink LP	3.990%	6/30/42	CAD	2,334	1,615
	AltaLink LP	4.922%	9/17/43	CAD	1,471	1,149
	AltaLink LP	4.054%	11/21/44	CAD	1,089	758
	AltaLink LP	4.090%	6/30/45	CAD	1,537	1,075
	AltaLink LP	3.717%	12/3/46	CAD	2,232	1,470
	ARC Resources Ltd.	2.354%	3/10/26	CAD	2,400	1,655
	ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,428
	Artis REIT	5.600%	4/29/25	CAD	800	572

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Atco Ltd.	5.500%	11/1/78	CAD	501	356
Bank of Montreal	2.280%	7/29/24	CAD	7,012	5,008
Bank of Montreal	2.700%	9/11/24	CAD	6,912	4,968
Bank of Montreal	2.370%	2/3/25	CAD	5,877	4,161
Bank of Montreal	4.609%	9/10/25	CAD	2,450	1,815
Bank of Montreal	1.758%	3/10/26	CAD	4,015	2,746
Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,796
Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,254
Bank of Montreal	1.000%	9/9/26	GBP	1,700	1,865
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,429
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,556
Bank of Montreal	4.309%	6/1/27	CAD	8,767	6,424
Bank of Montreal	4.709%	12/7/27	CAD	11,100	8,258
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,693
Bank of Montreal	0.050%	6/8/29	EUR	14,819	13,416
Bank of Montreal	2.880%	9/17/29	CAD	2,650	1,890
Bank of Montreal	2.077%	6/17/30	CAD	5,616	3,887
Bank of Montreal	1.928%	7/22/31	CAD	4,087	2,723
Bank of Montreal	6.534%	10/27/32	CAD	2,700	2,106
Bank of Nova Scotia	2.290%	6/28/24	CAD	10,008	7,185
Bank of Nova Scotia	2.490%	9/23/24	CAD	11,267	8,046
Bank of Nova Scotia	1.950%	1/10/25	CAD	6,436	4,530
Bank of Nova Scotia	2.160%	2/3/25	CAD	5,388	3,800
Bank of Nova Scotia	0.010%	3/18/25	EUR	8,461	8,721
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	3,977
Bank of Nova Scotia	1.850%	11/2/26	CAD	8,694	5,875
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	5,133
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,913	4,779
Bank of Nova Scotia	2.950%	3/8/27	CAD	15,103	10,539
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,771	5,046
Bank of Nova Scotia	0.010%	12/15/27	EUR	10,597	10,025
Bank of Nova Scotia	3.250%	1/18/28	EUR	30,000	32,933
Bank of Nova Scotia	3.100%	2/2/28	CAD	8,723	6,147
Bank of Nova Scotia	2.836%	7/3/29	CAD	7,124	5,101
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,070	4,988
BCI QuadReal Realty	1.680%	3/3/25	CAD	981	687
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,686	2,272
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,428	2,443
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,574	2,509
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	1,213	865
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	6,465	4,669
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,471	1,062
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	1,035
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	2,700	1,784
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	4,300	3,080
Bell Telephone Co. of Canada or Bell Canada	2.200%	5/29/28	CAD	2,600	1,732
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,771	2,706
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,450	1,655
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	12,400	9,163
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	5,316	3,448
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	5,300	3,501
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	2,153
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	324
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	3,114	2,173
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	2,062
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	2,042
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,543	3,684
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,194	1,985
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	400	295
Bridging North America GP	4.341%	8/31/53	CAD	1,133	708
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	2,087
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	359
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	522
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	7,215	5,319
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,075	1,481
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	1,000	773
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	4,100	3,085

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,494
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,001	2,040
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,681	1,038
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,500	1,178
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	2,398	1,799
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	586
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,597	1,876
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,359
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,844
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	2,000	1,510
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,218
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,660
Bruce Power LP	3.000%	6/21/24	CAD	987	713
Bruce Power LP	3.969%	6/23/26	CAD	2,450	1,782
Bruce Power LP	2.680%	12/21/28	CAD	2,000	1,348
Bruce Power LP	4.010%	6/21/29	CAD	1,182	852
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,754
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,693
Bruce Power LP	4.746%	6/21/49	CAD	1,795	1,254
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	5,182
Calgary Airport Authority	3.341%	10/7/38	CAD	3,048	1,948
Cameco Corp.	4.190%	6/24/24	CAD	1,356	987
Cameco Corp.	2.950%	10/21/27	CAD	1,578	1,079
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	9,274	9,872
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	4,186	2,987
Canadian Imperial Bank of Commerce	2.750%	3/7/25	CAD	18,001	12,811
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	6,698	4,690
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	12,683	9,159
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,758	1,857
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,461
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,199	3,517
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,897	6,743
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	8,000	5,955
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	8,300	6,242
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	59,024	53,488
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,985	5,504
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	4,054	2,721
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	4,042	2,881
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	4,000	2,972
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,446	1,743
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	960
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,402
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,353
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	3,117
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	127
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	666
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	764
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	4,925	3,584
Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	1,700	1,211
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,670
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,069	718
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	1,048
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	3,129
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	753
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,983
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	340
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	726
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	463
Canadian Western Bank	2.597%	9/6/24	CAD	1,971	1,402
Canadian Western Bank	2.606%	1/30/25	CAD	3,233	2,275
Canadian Western Bank	1.926%	4/16/26	CAD	2,140	1,442
Canadian Western Bank	5.146%	9/2/27	CAD	2,200	1,630
Canadian Western Bank	1.818%	12/16/27	CAD	2,504	1,603
Capital City Link General Partnership	4.386%	3/31/46	CAD	396	275
Capital Power Corp.	4.284%	9/18/24	CAD	1,231	896
Capital Power Corp.	4.986%	1/23/26	CAD	823	606
Capital Power Corp.	4.424%	2/8/30	CAD	1,139	819

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Capital Power Corp.	3.147%	10/1/32	CAD	1,466	926
	CCL Industries Inc.	3.864%	4/13/28	CAD	795	563
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,002	2,153
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	5,290	3,739
	Central 1 Credit Union	4.648%	2/7/28	CAD	2,000	1,441
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,387
	CGI Inc.	2.100%	9/18/28	CAD	6,939	4,556
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	491	350
	Choice Properties REIT	3.556%	9/9/24	CAD	1,986	1,434
	Choice Properties REIT	3.546%	1/10/25	CAD	3,918	2,815
	Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,334
	Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,752
	Choice Properties REIT	3.532%	6/11/29	CAD	3,477	2,386
	Choice Properties REIT	2.981%	3/4/30	CAD	2,504	1,639
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,254
	Choice Properties REIT	5.400%	3/1/33	CAD	1,800	1,348
	CI Financial Corp.	3.215%	7/22/24	CAD	2,512	1,802
	CI Financial Corp.	3.759%	5/26/25	CAD	1,471	1,044
	CI Financial Corp.	3.904%	9/27/27	CAD	1,706	1,168
	Clover LP	4.216%	3/31/34	CAD	407	291
	Clover LP	4.216%	6/30/34	CAD	606	438
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,346
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,100	826
	Concordia University	6.550%	9/2/42	CAD	1,471	1,352
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	1,900
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,477	1,046
	Crombie REIT	4.800%	1/31/25	CAD	2,000	1,459
	Crombie REIT	3.677%	8/26/26	CAD	1,471	1,034
	Crombie REIT	3.917%	6/21/27	CAD	883	621
	Crombie REIT	2.686%	3/31/28	CAD	858	565
	Crombie REIT	3.211%	10/9/30	CAD	319	203
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,241
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,528	1,037
	CSS FSCC Partnership	6.915%	7/31/42	CAD	7	6
	CT REIT	3.527%	6/9/25	CAD	2,254	1,608
	CT REIT	3.289%	6/1/26	CAD	2,000	1,401
	CT REIT	3.469%	6/16/27	CAD	654	455
	CT REIT	2.371%	1/6/31	CAD	981	591
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,748
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,792
	CU Inc.	4.722%	9/9/43	CAD	3,471	2,608
	CU Inc.	4.085%	9/2/44	CAD	3,245	2,235
	CU Inc.	3.964%	7/27/45	CAD	1,471	993
	CU Inc.	3.763%	11/19/46	CAD	1,535	1,001
	CU Inc.	3.548%	11/22/47	CAD	1,333	837
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,458
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,235
	CU Inc.	3.174%	9/5/51	CAD	1,677	968
	CU Inc.	3.857%	11/14/52	CAD	400	262
	CU Inc.	4.211%	10/29/55	CAD	7,346	5,054
	CU Inc.	4.593%	10/24/61	CAD	218	160
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,708
	Dollarama Inc.	1.505%	9/20/27	CAD	981	641
	Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,552
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	994
	Dream Industrial REIT	1.662%	12/22/25	CAD	4,504	3,032
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,503
	Dream Summit Industrial LP	2.150%	9/17/25	CAD	637	437
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	529	355
	Dream Summit Industrial LP	2.250%	1/12/27	CAD	1,000	660
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	2,504	1,617
	Enbridge Gas Inc.	3.150%	8/22/24	CAD	3,192	2,307
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,588	1,142
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,153	816
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	688
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,192
	Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	1,006

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,681
Enbridge Gas Inc.	2.350%	9/15/31	CAD	2,100	1,350
Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	952
Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	549
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,281
Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	145
Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,947	2,044
Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	663
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	956
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	740
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,421
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,671	933
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,628	1,653
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	1,026
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,337
Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,607
Enbridge Inc.	3.950%	11/19/24	CAD	1,479	1,076
Enbridge Inc.	2.440%	6/2/25	CAD	2,504	1,767
Enbridge Inc.	3.200%	6/8/27	CAD	7,088	4,984
Enbridge Inc.	5.700%	11/9/27	CAD	2,000	1,545
Enbridge Inc.	2.990%	10/3/29	CAD	6,419	4,326
Enbridge Inc.	6.100%	11/9/32	CAD	2,800	2,248
Enbridge Inc.	3.100%	9/21/33	CAD	5,010	3,148
Enbridge Inc.	4.240%	8/27/42	CAD	2,638	1,669
Enbridge Inc.	4.570%	3/11/44	CAD	3,299	2,171
Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,407
Enbridge Inc.	4.100%	9/21/51	CAD	1,603	957
Enbridge Inc.	6.510%	11/9/52	CAD	2,000	1,703
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,571	1,847
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,202
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	3,931	2,769
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,433
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	658
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,809
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,452	1,513
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,657
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	1,136
Energir Inc.	2.100%	4/16/27	CAD	963	660
Energir Inc.	3.530%	5/16/47	CAD	1,227	771
Energir LP	3.040%	2/9/32	CAD	2,684	1,813
ENMAX Corp.	3.836%	6/5/28	CAD	1,054	741
ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,789
EPCOR Utilities Inc.	2.411%	6/30/31	CAD	1,500	978
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	1,078
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	2,160
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	695
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	304
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	924	510
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	566
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,827
Equitable Bank	1.983%	5/9/24	CAD	240	170
Equitable Bank	1.939%	3/10/25	CAD	504	347
Equitable Bank	1.876%	11/26/25	CAD	981	658
Equitable Bank	3.362%	3/2/26	CAD	1,000	694
Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,471
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	1,989	1,459
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,782
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,208	2,290
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	951
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,183	2,100
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	1,051	755
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	6,385	4,551
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	20,587	20,887
Federation des Caisses Desjardins du Quebec	5.200%	10/1/25	CAD	2,500	1,867
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	1,975	1,328
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,346
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	4,700	3,451

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,495	3,162
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,382
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	4,300	3,156
First Capital REIT	4.790%	8/30/24	CAD	2,456	1,786
First Capital REIT	4.323%	7/31/25	CAD	4,898	3,507
First Capital REIT	3.604%	5/6/26	CAD	1,700	1,183
First Capital REIT	3.456%	1/22/27	CAD	2,000	1,361
First Capital REIT	3.753%	7/12/27	CAD	1,422	970
First National Financial Corp.	2.961%	11/17/25	CAD	491	336
Fortis Inc.	2.180%	5/15/28	CAD	2,532	1,695
Fortis Inc.	4.431%	5/31/29	CAD	3,300	2,444
FortisAlberta Inc.	6.220%	10/31/34	CAD	18	15
FortisAlberta Inc.	4.850%	9/11/43	CAD	300	228
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,316
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	582
FortisAlberta Inc.	2.632%	6/8/51	CAD	652	336
FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	4,256
FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	4,173
FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	378
FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	410
FortisBC Energy Inc.	4.670%	11/28/52	CAD	400	302
FortisBC Inc.	4.000%	10/28/44	CAD	1,029	674
Gibson Energy Inc.	2.450%	7/14/25	CAD	883	618
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,311	897
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,747	1,201
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	723
Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,504	1,614
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,172	1,329
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,144	2,077
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,391	3,049
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,844
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,546	2,682
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,519	1,232
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,819
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	101
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	6,136	3,994
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	834
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,388	2,827
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	761
H&R REIT	2.906%	6/2/26	CAD	2,450	1,674
H&R REIT	2.633%	2/19/27	CAD	1,452	966
Halifax International Airport Authority	5.503%	7/19/41	CAD	52	41
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	2,016	1,450
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,111	1,523
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,815	1,230
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,150
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,047	1,331
Hospital for Sick Children	5.217%	12/16/49	CAD	850	709
Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	847
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,183	1,676
HSBC Bank Canada	3.403%	3/24/25	CAD	5,608	4,040
HSBC Bank Canada	1.782%	5/20/26	CAD	5,989	4,078
HSBC Bank Canada	0.010%	9/14/26	EUR	1,300	1,281
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,501
Hydro One Inc.	1.760%	2/28/25	CAD	1,000	704
Hydro One Inc.	2.970%	6/26/25	CAD	62	44
Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,425
Hydro One Inc.	4.910%	1/27/28	CAD	1,800	1,378
Hydro One Inc.	3.020%	4/5/29	CAD	4,461	3,138
Hydro One Inc.	3.930%	11/30/29	CAD	1,700	1,255
Hydro One Inc.	2.160%	2/28/30	CAD	1,500	990
Hydro One Inc.	7.350%	6/3/30	CAD	981	857
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,188
Hydro One Inc.	2.230%	9/17/31	CAD	1,854	1,193
Hydro One Inc.	6.930%	6/1/32	CAD	557	489
Hydro One Inc.	4.160%	1/27/33	CAD	2,100	1,552
Hydro One Inc.	5.360%	5/20/36	CAD	491	393

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,879
Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,423
Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,819
Hydro One Inc.	4.590%	10/9/43	CAD	2,695	2,009
Hydro One Inc.	4.170%	6/6/44	CAD	2,600	1,832
Hydro One Inc.	3.910%	2/23/46	CAD	1,567	1,059
Hydro One Inc.	5.000%	10/19/46	CAD	981	772
Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,248
Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,875
Hydro One Inc.	2.710%	2/28/50	CAD	1,877	1,007
Hydro One Inc.	3.640%	4/5/50	CAD	1,802	1,156
Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,460
Hydro One Inc.	4.000%	12/22/51	CAD	1,077	733
Hydro One Inc.	3.790%	7/31/62	CAD	981	621
Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,642
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,029	679
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,437
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	926	640
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	2,000	1,507
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,171
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	1,016
IGM Financial Inc.	3.440%	1/26/27	CAD	2,514	1,773
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	718
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,917
IGM Financial Inc.	4.174%	7/13/48	CAD	600	389
IGM Financial Inc.	4.206%	3/21/50	CAD	687	446
Independent Order of Foresters	2.885%	10/15/35	CAD	557	345
InPower BC General Partnership	4.471%	3/31/33	CAD	1,637	1,176
Intact Financial Corp.	1.207%	5/21/24	CAD	359	255
Intact Financial Corp.	3.770%	3/2/26	CAD	1,165	842
Intact Financial Corp.	2.850%	6/7/27	CAD	2,196	1,531
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	998
Intact Financial Corp.	1.928%	12/16/30	CAD	3,624	2,244
Intact Financial Corp.	6.400%	11/23/39	CAD	25	22
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	1,118
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	1,046
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	22	18
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	812	579
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,225	861
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,404	2,453
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	2,000	1,521
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,782	1,861
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,702
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	2,000	1,571
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,943	1,211
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	688
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,512	1,783
Keyera Corp.	3.934%	6/21/28	CAD	1,679	1,196
Keyera Corp.	3.959%	5/29/30	CAD	1,378	963
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,333
Laurentian Bank of Canada	1.950%	3/17/25	CAD	2,000	1,388
Laurentian Bank of Canada	4.600%	9/2/25	CAD	2,000	1,453
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,631	2,703
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	6,067	3,916
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,825
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	964
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	300	234
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	1,054	766
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	2,132
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	2,036
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	216
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	563
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,429	1,015
Manulife Bank of Canada	1.337%	2/26/26	CAD	4,329	2,920
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	1,006
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,782	1,929
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,328

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Manulife Financial Corp.	3.049%	8/20/29	CAD	2,450	1,757
	Manulife Financial Corp.	2.237%	5/12/30	CAD	6,577	4,595
	Manulife Financial Corp.	2.818%	5/13/35	CAD	5,296	3,411
	McGill University	6.150%	9/22/42	CAD	16	14
	McGill University	3.975%	1/29/56	CAD	169	114
	McGill University Health Centre	5.360%	12/31/43	CAD	306	251
	Metro Inc.	3.390%	12/6/27	CAD	5,198	3,692
	Metro Inc.	5.970%	10/15/35	CAD	2,473	1,991
	Metro Inc.	4.270%	12/4/47	CAD	3,283	2,182
	Metro Inc.	3.413%	2/28/50	CAD	1,681	959
	Mountain View Partners GP	3.974%	3/31/51	CAD	30	19
	National Bank of Canada	2.545%	7/12/24	CAD	4,531	3,249
	National Bank of Canada	2.580%	2/3/25	CAD	3,282	2,331
	National Bank of Canada	0.750%	3/13/25	EUR	4,461	4,669
	National Bank of Canada	5.296%	11/3/25	CAD	1,300	974
	National Bank of Canada	1.534%	6/15/26	CAD	2,799	1,888
	National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,200
	National Bank of Canada	2.237%	11/4/26	CAD	5,233	3,579
	National Bank of Canada	5.426%	8/16/32	CAD	3,000	2,234
	NAV Canada	0.937%	2/9/26	CAD	1,420	962
	NAV Canada	2.063%	5/29/30	CAD	2,106	1,380
	NAV Canada	3.534%	2/23/46	CAD	491	317
	NAV Canada	3.293%	3/30/48	CAD	3,428	2,101
	NAV Canada	2.924%	9/29/51	CAD	1,650	934
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,221	2,849
	North Battleford Power LP	4.958%	12/31/32	CAD	1,817	1,348
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	1,054	762
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	982	701
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,705	1,162
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,602
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,426	1,788
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,899	3,214
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,916
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,807	1,876
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,271	1,669
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,706	1,190
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,150	1,349
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,858
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,756	1,695
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	768	509
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,355	898
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,316
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,395
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,874	1,898
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	896	591
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,212	945
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	1,000	656
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,211	831
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	500	299
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,614	942
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,054	582
	OMERS Realty Corp.	3.328%	11/12/24	CAD	520	375
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,563	2,565
	OMERS Realty Corp.	3.244%	10/4/27	CAD	3,312	2,331
	OMERS Realty Corp.	5.381%	11/14/28	CAD	3,500	2,713
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,548
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,900	1,278
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,905	2,069
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,702
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,939	3,424
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,883
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	700	479
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	787
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	933
	OPB Finance Trust	3.890%	7/4/42	CAD	1,000	696
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	658	430
	Pembina Pipeline Corp.	3.540%	2/3/25	CAD	1,500	1,080

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,707
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,475	1,071
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,254	1,616
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,443
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,624	2,457
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,000	1,333
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,475	982
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,720	1,821
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,696
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,811	1,849
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	2,060
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,572	1,014
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	2,406	1,506
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,278	946
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,464	2,052
Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	1,132
Power Financial Corp.	6.900%	3/11/33	CAD	615	523
Reliance LP	3.836%	3/15/25	CAD	2,000	1,433
Reliance LP	3.750%	3/15/26	CAD	964	687
Reliance LP	2.680%	12/1/27	CAD	2,187	1,460
Reliance LP	2.670%	8/1/28	CAD	1,704	1,121
RioCan REIT	2.576%	2/12/25	CAD	2,107	1,478
RioCan REIT	1.974%	6/15/26	CAD	1,471	985
RioCan REIT	2.361%	3/10/27	CAD	1,583	1,045
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,149
RioCan REIT	4.628%	5/1/29	CAD	1,200	847
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,561	1,829
Rogers Communications Inc.	3.800%	3/1/27	CAD	2,800	2,000
Rogers Communications Inc.	3.650%	3/31/27	CAD	6,092	4,340
Rogers Communications Inc.	4.400%	11/2/28	CAD	64	46
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,938	2,757
Rogers Communications Inc.	3.250%	5/1/29	CAD	5,206	3,545
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,700	1,822
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,463	1,586
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,838	3,368
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,553
Rogers Communications Inc.	6.750%	11/9/39	CAD	5,507	4,536
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,836
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,383
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,714	1,030
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,780	2,662
Royal Bank of Canada	2.352%	7/2/24	CAD	8,796	6,299
Royal Bank of Canada	0.125%	7/23/24	EUR	9,455	9,978
Royal Bank of Canada	2.609%	11/1/24	CAD	9,498	6,780
Royal Bank of Canada	1.375%	12/9/24	GBP	1,555	1,838
Royal Bank of Canada	0.125%	3/25/25	EUR	35,000	36,158
Royal Bank of Canada	1.936%	5/1/25	CAD	5,424	3,795
Royal Bank of Canada	3.369%	9/29/25	CAD	15,050	10,789
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,775
Royal Bank of Canada	0.050%	6/19/26	EUR	8,272	8,217
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	5,529
Royal Bank of Canada	5.235%	11/2/26	CAD	7,000	5,290
Royal Bank of Canada	0.010%	1/21/27	EUR	7,369	7,178
Royal Bank of Canada	2.328%	1/28/27	CAD	9,698	6,622
Royal Bank of Canada	0.125%	4/26/27	EUR	7,500	7,283
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,554
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	6,006
Royal Bank of Canada	4.642%	1/17/28	CAD	11,200	8,329
Royal Bank of Canada	1.833%	7/31/28	CAD	5,242	3,412
Royal Bank of Canada	2.125%	4/26/29	EUR	5,400	5,342
Royal Bank of Canada	2.740%	7/25/29	CAD	4,898	3,498
Royal Bank of Canada	2.880%	12/23/29	CAD	6,150	4,362
Royal Bank of Canada	2.088%	6/30/30	CAD	4,928	3,409
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	7,689
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,661
Royal Bank of Canada	2.940%	5/3/32	CAD	3,640	2,476
Royal Bank of Canada	1.670%	1/28/33	CAD	4,043	2,560

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	5.010%	2/1/33	CAD	3,400	2,495
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	607
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	700	435
Saputo Inc.	2.876%	11/19/24	CAD	158	113
Saputo Inc.	3.603%	8/14/25	CAD	3,480	2,506
Saputo Inc.	1.415%	6/19/26	CAD	981	659
Saputo Inc.	2.242%	6/16/27	CAD	2,610	1,765
Saputo Inc.	2.297%	6/22/28	CAD	1,600	1,060
Saputo Inc.	5.250%	11/29/29	CAD	800	611
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,445
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	996	724
Simon Fraser University	5.613%	6/10/43	CAD	160	135
SmartCentres REIT	3.444%	8/28/26	CAD	107	75
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,371
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,705
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	803
SmartCentres REIT	3.526%	12/20/29	CAD	3,184	2,098
SmartCentres REIT	3.648%	12/11/30	CAD	981	638
SSL Finance Inc.	4.099%	10/31/45	CAD	1,355	926
Stantec Inc.	2.048%	10/8/27	CAD	1,200	793
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,655	1,889
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,500	1,699
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,495	2,374
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	2,981
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,279
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,877	3,565
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,767
Suncor Energy Inc.	5.390%	3/26/37	CAD	1,800	1,335
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	707
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,948	1,139
TELUS Corp.	3.750%	1/17/25	CAD	2,186	1,586
TELUS Corp.	3.750%	3/10/26	CAD	3,376	2,436
TELUS Corp.	2.750%	7/8/26	CAD	1,300	911
TELUS Corp.	2.350%	1/27/28	CAD	2,939	1,976
TELUS Corp.	3.625%	3/1/28	CAD	4,701	3,343
TELUS Corp.	3.300%	5/2/29	CAD	3,707	2,570
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,137
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,101
TELUS Corp.	2.050%	10/7/30	CAD	1,104	685
TELUS Corp.	2.850%	11/13/31	CAD	3,100	1,992
TELUS Corp.	5.250%	11/15/32	CAD	4,600	3,511
TELUS Corp.	4.400%	4/1/43	CAD	1,165	762
TELUS Corp.	4.850%	4/5/44	CAD	4,530	3,139
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,179
TELUS Corp.	4.400%	1/29/46	CAD	2,141	1,387
TELUS Corp.	4.700%	3/6/48	CAD	2,293	1,548
TELUS Corp.	3.950%	2/16/50	CAD	4,290	2,543
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,386
TELUS Corp.	5.650%	9/13/52	CAD	2,700	2,092
Teranet Holdings LP	3.544%	6/11/25	CAD	4,101	2,925
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,207
Teranet Holdings LP	6.100%	6/17/41	CAD	702	530
Thomson Reuters Corp.	2.239%	5/14/25	CAD	9,342	6,576
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	1,008
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,077	777
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,892
Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	1,982
Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	543
Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	441
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,581
Toronto Hydro Corp.	2.990%	12/10/49	CAD	815	468
Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	663
Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,400	1,119
Toronto-Dominion Bank	2.050%	7/10/24	AUD	2,480	1,593
Toronto-Dominion Bank	3.226%	7/24/24	CAD	16,690	12,098
Toronto-Dominion Bank	2.496%	12/2/24	CAD	11,640	8,284
Toronto-Dominion Bank	1.943%	3/13/25	CAD	5,820	4,086

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	6,818	7,076
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	9,369	6,612
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,093	3,445
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,620	3,838
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,300	4,171
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	3,200	3,671
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,611
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	9,312
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,155
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,400	5,653
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	2,000	1,477
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,957	9,231
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	5,101	3,321
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	12,500	9,339
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	5,155	3,704
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	21,469
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	12,214	8,664
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,130	3,019
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	7,860	5,407
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,030
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,700	1,123
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	2,592	1,832
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	2,884	2,056
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,458	1,737
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,000	1,418
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,196
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	402
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,900	1,398
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,849	2,759
	TransCanada PipeLines Ltd.	5.419%	3/10/26	CAD	2,000	1,482
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	9,440	6,816
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,803
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,726
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,275	2,205
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	1,600	1,221
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,949	1,909
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	4,205	3,198
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	22
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,929	2,597
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,841	2,425
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,004	2,509
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,991	3,045
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	4,040	2,521
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	946
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	408
	University of Ottawa	6.280%	4/15/43	CAD	800	721
	University of Ottawa	2.635%	2/13/60	CAD	1,811	885
	University of Toronto	5.841%	12/15/43	CAD	34	29
	University of Toronto	4.251%	12/7/51	CAD	1,225	872
	University of Western Ontario	4.798%	5/24/47	CAD	47	36
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,992
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	424
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	576
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	925
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,300	2,384
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,828	1,318
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,385	954
	WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,388
	York University	6.480%	3/7/42	CAD	846	774
						1,673,062
China (0.0%)
	Bank of China Ltd.	0.000%	4/28/24	EUR	3,200	3,385
	China Construction Bank Europe SA	0.000%	6/28/24	EUR	270	284
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	4,960	5,155
	Prosus NV	1.539%	8/3/28	EUR	796	718
[3]	Prosus NV	1.288%	7/13/29	EUR	1,884	1,590
	Prosus NV	2.031%	8/3/32	EUR	4,015	3,159

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Prosus NV	1.985%	7/13/33	EUR	2,786	2,124
	Prosus NV	2.778%	1/19/34	EUR	6,400	5,214
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,112	1,150
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,459	3,610
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	13,455	13,471
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,415	3,248
						43,108
Czech Republic (0.0%)
	CEZ A/S	4.875%	4/16/25	EUR	6,091	6,799
	CEZ A/S	3.000%	6/5/28	EUR	6,141	6,312
	CPI Property Group SA	2.750%	5/12/26	EUR	2,500	2,232
	CPI Property Group SA	1.625%	4/23/27	EUR	6,094	4,813
	CPI Property Group SA	2.750%	1/22/28	GBP	2,293	1,969
	CPI Property Group SA	1.750%	1/14/30	EUR	3,000	1,962
	CPI Property Group SA	1.500%	1/27/31	EUR	2,981	1,747
	EP Infrastructure A/S	1.698%	7/30/26	EUR	836	791
	EP Infrastructure A/S	2.045%	10/9/28	EUR	3,808	3,307
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	1,597
						31,529
Denmark (0.4%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	26,325	27,483
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	10,950
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	8,272	9,007
	Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	3,882
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	2,000	1,886
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	361
	Clearstream Banking AG	0.000%	12/1/25	EUR	8,200	8,264
	Danfoss Finance I BV	0.125%	4/28/26	EUR	5,169	5,121
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	2,038
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,635	1,734
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	657
	Danske Bank A/S	0.625%	5/26/25	EUR	1,786	1,843
	Danske Bank A/S	0.500%	8/27/25	EUR	10,400	10,873
	Danske Bank A/S	0.750%	11/22/27	EUR	7,369	7,288
	Danske Bank A/S	2.250%	1/14/28	GBP	9,315	10,131
	Danske Bank A/S	0.750%	6/9/29	EUR	11,776	10,782
	Danske Bank A/S	1.375%	2/12/30	EUR	10,136	10,327
	Danske Bank A/S	1.500%	9/2/30	EUR	7,000	7,002
	Danske Bank A/S	4.125%	1/10/31	EUR	12,000	13,237
	DSV Panalpina Finance BV	0.875%	9/17/36	EUR	4,276	3,211
	Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	4,510
	ISS Global A/S	2.125%	12/2/24	EUR	200	215
	ISS Global A/S	0.875%	6/18/26	EUR	100	100
	ISS Global A/S	1.500%	8/31/27	EUR	9,771	9,780
	Jyske Bank A/S	2.250%	4/5/29	EUR	5,410	5,783
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,459	3,590
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	10,839
	Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,597
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	29,263
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	56	8
	Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,855	8,341
	Nykredit Realkredit A/S	2.000%	1/1/25	DKK	199,119	28,717
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	9,947	10,171
	Nykredit Realkredit A/S	2.000%	1/1/26	DKK	160,500	22,884
	Nykredit Realkredit A/S	1.000%	7/1/26	DKK	137,560	18,900
	Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	47,614
	Nykredit Realkredit A/S	0.375%	1/17/28	EUR	12,604	11,604
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,925	2,083
	Orsted A/S	3.625%	3/1/26	EUR	2,500	2,768
	Orsted A/S	2.250%	6/14/28	EUR	5,000	5,209
	Orsted A/S	1.500%	11/26/29	EUR	21,318	20,716
	Orsted A/S	3.250%	9/13/31	EUR	2,000	2,132
	Orsted A/S	4.875%	1/12/32	GBP	8,901	10,989
	Orsted A/S	2.500%	5/16/33	GBP	2,200	2,196
	Orsted A/S	5.125%	9/13/34	GBP	3,000	3,719
	Orsted A/S	5.750%	4/9/40	GBP	1,702	2,216

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orsted A/S	2.250%	11/24/17	EUR	1,500	1,566
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,868
Orsted A/S	2.500%	2/18/21	GBP	1,900	1,641
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,731
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,915	1,724
					423,551
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	16,985	16,466
Finland (0.2%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,078
Citycon Treasury BV	1.250%	9/8/26	EUR	900	780
Elenia Verkko OYJ	0.375%	2/6/27	EUR	4,913	4,748
Fortum OYJ	1.625%	2/27/26	EUR	700	727
Fortum OYJ	2.125%	2/27/29	EUR	1,100	1,105
Kojamo OYJ	1.875%	5/27/27	EUR	3,831	3,522
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	2,947
Metso Outotec OYJ	0.875%	5/26/28	EUR	1,500	1,403
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,195
Nordea Bank Abp	1.125%	2/12/25	EUR	100	105
Nordea Bank Abp	0.550%	6/23/25	CHF	6,275	6,790
Nordea Bank Abp	1.125%	2/16/27	EUR	11,800	11,753
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	9,681
Nordea Bank Abp	0.500%	11/2/28	EUR	3,062	2,811
Nordea Bank Abp	2.500%	5/23/29	EUR	6,400	6,459
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	2,985
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	2,536
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,411	13,559
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	11,179
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	16,392
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,800	4,540
OP Corporate Bank plc	0.375%	6/19/24	EUR	3,910	4,136
OP Corporate Bank plc	0.125%	7/1/24	EUR	2,552	2,697
OP Corporate Bank plc	1.000%	5/22/25	EUR	4,913	5,132
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,568	1,609
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	10,355
OP Corporate Bank plc	0.100%	11/16/27	EUR	12,231	11,497
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	4,539
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,182	12,384
OP Mortgage Bank	1.000%	11/28/24	EUR	3,459	3,666
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	4,836
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	4,703
OP Mortgage Bank	0.010%	11/19/30	EUR	14,638	12,765
Sampo OYJ	3.375%	5/23/49	EUR	6,836	6,725
Sampo OYJ	2.500%	9/3/52	EUR	10,873	9,344
SATO OYJ	1.375%	2/24/28	EUR	1,700	1,412
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,344
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	2,929
					214,368
France (3.4%)
Aeroports de Paris	3.125%	6/11/24	EUR	1,500	1,649
Aeroports de Paris	1.500%	4/7/25	EUR	2,000	2,127
Aeroports de Paris	2.125%	10/2/26	EUR	9,300	9,846
Aeroports de Paris	1.000%	1/5/29	EUR	3,000	2,871
Aeroports de Paris	2.750%	4/2/30	EUR	9,300	9,680
Aeroports de Paris	1.500%	7/2/32	EUR	3,600	3,278
Aeroports de Paris	1.125%	6/18/34	EUR	1,500	1,240
Aeroports de Paris	2.125%	10/11/38	EUR	3,700	3,195
Air Liquide Finance SA	1.000%	4/2/25	EUR	12,000	12,674
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,982
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	504
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	7,569
Air Liquide SA	2.375%	9/6/23	EUR	1,200	1,316
Airbus Finance BV	2.125%	10/29/29	EUR	1,547	1,588
Airbus Finance BV	1.375%	5/13/31	EUR	6,731	6,322
Airbus SE	1.625%	4/7/25	EUR	2,296	2,443

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Airbus SE	1.375%	6/9/26	EUR	4,094	4,253
Airbus SE	1.625%	6/9/30	EUR	4,800	4,690
Airbus SE	2.375%	4/7/32	EUR	7,986	8,014
Airbus SE	2.375%	6/9/40	EUR	6,487	5,627
ALD SA	1.250%	3/2/26	EUR	2,500	2,542
ALD SA	4.250%	1/18/27	EUR	5,800	6,350
ALD SA	4.000%	7/5/27	EUR	4,600	5,021
Alstom SA	0.250%	10/14/26	EUR	7,100	7,071
Alstom SA	0.000%	1/11/29	EUR	3,400	3,065
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,155
APRR SA	1.875%	1/15/25	EUR	1,300	1,395
APRR SA	1.125%	1/9/26	EUR	5,300	5,508
APRR SA	1.250%	1/6/27	EUR	5,400	5,534
APRR SA	1.250%	1/18/28	EUR	3,500	3,508
APRR SA	1.500%	1/25/30	EUR	200	196
APRR SA	1.875%	1/6/31	EUR	100	100
APRR SA	1.625%	1/13/32	EUR	4,700	4,460
APRR SA	1.500%	1/17/33	EUR	100	93
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	25
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,677
Arkema SA	1.500%	1/20/25	EUR	200	213
Arkema SA	0.125%	10/14/26	EUR	10,000	9,905
Arkema SA	1.500%	4/20/27	EUR	3,600	3,704
Arkema SA	1.500%	Perpetual	EUR	3,000	2,863
Arval Service Lease SA	4.125%	4/13/26	EUR	7,500	8,199
Arval Service Lease SA	4.000%	9/22/26	EUR	2,500	2,721
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,300	1,428
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	600	618
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,300	5,438
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	100	102
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	11,064
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,860
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,000	3,786
AXA Bank Europe SCF	0.500%	4/18/25	EUR	13,700	14,242
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,700	7,132
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,497
AXA SA	3.750%	10/12/30	EUR	2,000	2,232
AXA SA	1.375%	10/7/41	EUR	4,276	3,566
AXA SA	1.875%	7/10/42	EUR	11,100	9,170
AXA SA	3.375%	7/6/47	EUR	13,007	13,444
AXA SA	3.875%	Perpetual	EUR	7,576	8,031
AXA SA	3.250%	5/28/49	EUR	12,396	12,330
AXA SA	6.686%	Perpetual	GBP	2,913	3,716
AXA SA	3.941%	Perpetual	EUR	6,271	6,723
AXA SA	5.453%	Perpetual	GBP	3,076	3,820
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	9,195	9,988
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,000,000	7,326
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	730
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,700	5,570
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	24,900	26,235
Banque Federative du Credit Mutuel SA	0.010%	3/7/25	EUR	25,400	26,097
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	7,600	7,811
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,686
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	5,683
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	100	104
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,700	3,364
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,800	16,507
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	25,500	25,057
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	11,233
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,284
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,845
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	512
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	4,049
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,416
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	1,100	1,147
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,414
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	13,200	12,274

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	18,200	16,401
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	3,412
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	28,400	25,816
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,687
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	1,055
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	9,917
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	15,200	12,778
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,718
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	9,000	9,756
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	2,000	2,162
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,500	1,591
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,439	2,583
BNP Paribas SA	2.375%	5/20/24	EUR	4,145	4,516
BNP Paribas SA	1.000%	6/27/24	EUR	2,457	2,623
BNP Paribas SA	1.125%	8/28/24	EUR	3,000	3,196
BNP Paribas SA	2.375%	2/17/25	EUR	7,457	7,949
BNP Paribas SA	1.250%	3/19/25	EUR	4,913	5,169
BNP Paribas SA	0.500%	7/15/25	EUR	10,600	11,184
BNP Paribas SA	1.500%	11/17/25	EUR	10,051	10,591
BNP Paribas SA	3.375%	1/23/26	GBP	1,319	1,574
BNP Paribas SA	1.125%	6/11/26	EUR	7,697	7,851
BNP Paribas SA	2.875%	10/1/26	EUR	2,366	2,492
BNP Paribas SA	2.125%	1/23/27	EUR	14,200	14,807
BNP Paribas SA	0.250%	4/13/27	EUR	18,000	17,642
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	10,404
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,220
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	15,524
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	954
BNP Paribas SA	2.750%	7/25/28	EUR	10,000	10,354
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	5,247
BNP Paribas SA	2.875%	2/24/29	GBP	6,000	6,530
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,740
BNP Paribas SA	1.375%	5/28/29	EUR	13,300	12,439
BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,607
BNP Paribas SA	0.500%	1/19/30	EUR	9,400	8,347
BNP Paribas SA	0.875%	7/11/30	EUR	5,400	4,835
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,130
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,484
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,269
BNP Paribas SA	1.625%	7/2/31	EUR	3,200	2,746
BNP Paribas SA	1.250%	7/13/31	GBP	4,100	3,722
BNP Paribas SA	1.125%	1/15/32	EUR	7,000	6,557
BNP Paribas SA	2.500%	3/31/32	EUR	2,000	1,964
BNP Paribas SA	2.100%	4/7/32	EUR	6,000	5,622
BNP Paribas SA	0.875%	8/31/33	EUR	3,000	2,604
BNP Paribas SA	2.000%	9/13/36	GBP	2,200	1,848
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,892
Bouygues SA	1.375%	6/7/27	EUR	8,200	8,427
Bouygues SA	1.125%	7/24/28	EUR	200	200
Bouygues SA	2.250%	6/29/29	EUR	2,000	2,052
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,267
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,840
Bouygues SA	3.250%	6/30/37	EUR	6,200	6,242
Bouygues SA	5.375%	6/30/42	EUR	2,500	3,044
BPCE SA	1.000%	7/15/24	EUR	4,200	4,480
BPCE SA	3.000%	7/19/24	EUR	4,300	4,686
BPCE SA	0.625%	9/26/24	EUR	12,000	12,628
BPCE SA	1.000%	4/1/25	EUR	7,400	7,718
BPCE SA	0.625%	4/28/25	EUR	11,300	11,702
BPCE SA	0.250%	1/15/26	EUR	5,300	5,319
BPCE SA	1.375%	12/23/26	GBP	3,600	3,944
BPCE SA	0.010%	1/14/27	EUR	2,400	2,298
BPCE SA	0.500%	2/24/27	EUR	400	386
BPCE SA	0.500%	9/15/27	EUR	15,000	14,550
BPCE SA	0.500%	1/14/28	EUR	3,500	3,353
BPCE SA	1.625%	1/31/28	EUR	6,300	6,181
BPCE SA	4.500%	4/26/28	AUD	9,640	5,880

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	5.250%	4/16/29	GBP	1,500	1,763
	BPCE SA	0.625%	1/15/30	EUR	6,900	6,134
	BPCE SA	0.250%	1/14/31	EUR	32,600	27,094
	BPCE SA	0.750%	3/3/31	EUR	6,000	5,101
	BPCE SA	1.100%	12/16/31	JPY	400,000	2,869
	BPCE SA	1.000%	1/14/32	EUR	500	427
	BPCE SA	2.250%	3/2/32	EUR	8,500	8,304
	BPCE SA	4.500%	1/13/33	EUR	5,000	5,531
	BPCE SA	1.750%	2/2/34	EUR	4,500	4,020
	BPCE SA	5.125%	1/25/35	EUR	2,000	2,135
	BPCE SFH SA	1.750%	6/27/24	EUR	9,800	10,577
	BPCE SFH SA	1.000%	2/24/25	EUR	6,700	7,064
	BPCE SFH SA	0.398%	4/24/25	EUR	9,800	10,172
	BPCE SFH SA	0.750%	9/2/25	EUR	32,000	33,187
	BPCE SFH SA	0.010%	11/8/26	EUR	15,000	14,778
	BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,463
	BPCE SFH SA	0.010%	11/10/27	EUR	28,900	27,568
	BPCE SFH SA	0.875%	4/13/28	EUR	6,100	6,000
	BPCE SFH SA	0.750%	2/23/29	EUR	27,000	25,884
	BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,323
	BPCE SFH SA	1.125%	4/12/30	EUR	16,200	15,533
	BPCE SFH SA	0.125%	12/3/30	EUR	23,500	20,555
	BPCE SFH SA	0.625%	5/29/31	EUR	5,200	4,672
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,000	5,200
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	547	592
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,746
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	9,285
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	3,170
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	2,100	2,144
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.375%	Perpetual	EUR	3,000	3,329
	Capgemini SE	1.000%	10/18/24	EUR	3,200	3,394
	Capgemini SE	1.750%	4/18/28	EUR	6,500	6,573
	Capgemini SE	2.000%	4/15/29	EUR	3,000	3,021
	Capgemini SE	1.125%	6/23/30	EUR	5,000	4,648
	Capgemini SE	2.375%	4/15/32	EUR	5,800	5,723
	Carmila SA	2.125%	3/7/28	EUR	1,600	1,561
	Carmila SA	1.625%	4/1/29	EUR	1,200	1,103
	Carrefour SA	0.875%	6/12/23	EUR	100	110
	Carrefour SA	0.750%	4/26/24	EUR	4,507	4,837
	Carrefour SA	1.250%	6/3/25	EUR	7,867	8,262
	Carrefour SA	1.750%	5/4/26	EUR	5,500	5,752
	Carrefour SA	2.625%	12/15/27	EUR	5,000	5,309
	Carrefour SA	2.375%	10/30/29	EUR	4,800	4,877
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	7,000	7,587
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	5,000	5,289
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	600	630
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,600	3,786
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,336	13,792
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	52
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,123
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,789
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,465
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	33,528
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	21,935
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	5,316
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	11,043
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	8,988
	Cie de Financement Foncier SA	0.010%	4/16/29	EUR	16,800	15,372
	Cie de Financement Foncier SA	0.010%	10/29/35	EUR	21,000	15,401
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	8,704
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	3,400	3,590
	Cie de Saint-Gobain	2.375%	10/4/27	EUR	4,800	5,077
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	9,700	9,887
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	2,700	2,606
	Cie de Saint-Gobain	2.625%	8/10/32	EUR	2,100	2,125
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	3,900	4,074
	Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	7,151

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,390
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,451
CNP Assurances	4.250%	6/5/45	EUR	5,000	5,345
CNP Assurances	4.500%	6/10/47	EUR	3,800	4,077
CNP Assurances	4.000%	Perpetual	EUR	3,000	3,208
CNP Assurances	2.000%	7/27/50	EUR	1,000	882
CNP Assurances	2.500%	6/30/51	EUR	3,400	2,995
CNP Assurances	5.250%	7/18/53	EUR	5,000	5,236
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	7,619
Covivio	1.875%	5/20/26	EUR	100	103
Covivio	1.500%	6/21/27	EUR	2,000	1,966
Covivio	2.375%	2/20/28	EUR	100	99
Covivio	1.625%	6/23/30	EUR	6,800	6,242
Covivio Hotels SACA	1.875%	9/24/25	EUR	500	511
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	4,738
Credit Agricole Assurances SA	4.250%	Perpetual	EUR	8,200	8,781
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	2,866
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	6,200	5,219
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	3,850
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,529
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	2,700	2,891
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,500	2,635
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,500	2,605
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,116
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	600	612
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	25,600	28,229
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	17,592
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	5,500	5,488
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	7,400	7,236
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,400	7,227
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,486
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	8,923
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,900	8,468
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	5,000	4,204
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	10,300	9,761
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	9,900	8,492
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,136
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	10,600	10,900
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,970	13,880
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	20,249
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,656
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,900	6,558
Credit Agricole SA	2.375%	5/20/24	EUR	6,900	7,499
Credit Agricole SA	0.500%	6/24/24	EUR	3,000	3,185
Credit Agricole SA	1.000%	9/16/24	EUR	1,000	1,060
Credit Agricole SA	3.125%	2/5/26	EUR	2,100	2,274
Credit Agricole SA	1.000%	4/22/26	EUR	14,300	14,825
Credit Agricole SA	1.875%	12/20/26	EUR	5,000	5,141
Credit Agricole SA	2.625%	3/17/27	EUR	9,771	10,144
Credit Agricole SA	1.375%	5/3/27	EUR	500	503
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	7,843
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,760
Credit Agricole SA	0.375%	4/20/28	EUR	6,200	5,720
Credit Agricole SA	1.750%	3/5/29	EUR	11,000	10,620
Credit Agricole SA	2.000%	3/25/29	EUR	6,600	6,238
Credit Agricole SA	1.000%	7/3/29	EUR	7,700	7,227
Credit Agricole SA	2.500%	8/29/29	EUR	12,000	12,295
Credit Agricole SA	0.500%	9/21/29	EUR	16,400	14,931
Credit Agricole SA	1.625%	6/5/30	EUR	9,500	9,720
Credit Agricole SA	0.875%	1/14/32	EUR	3,600	3,059
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,332
Credit Agricole SA	2.500%	4/22/34	EUR	4,000	3,826
Credit Agricole SA	3.875%	11/28/34	EUR	12,000	13,157
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	10,600	11,360
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	5,863
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,100	9,219
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	9,976

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,114
	Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	5,000	4,442
	Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,300	3,642
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	5,000	5,393
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,200	1,257
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,561
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	316	324
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	26,500	26,475
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	6,148
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	14,856
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	10,095
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	2,830
	Danone SA	2.600%	6/28/23	EUR	2,900	3,192
	Danone SA	1.250%	5/30/24	EUR	200	216
	Danone SA	0.709%	11/3/24	EUR	6,700	7,119
	Danone SA	1.125%	1/14/25	EUR	5,000	5,321
	Danone SA	0.000%	12/1/25	EUR	5,000	5,079
	Danone SA	0.571%	3/17/27	EUR	9,000	9,053
	Danone SA	0.395%	6/10/29	EUR	700	651
	Danone SA	0.520%	11/9/30	EUR	4,000	3,606
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,483
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,613
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	8,400	8,944
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	12,300	12,897
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,500	1,796
[5]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,834
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	4,623
[5]	Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	10,766
[5]	Dexia Credit Local SA	0.010%	1/22/27	EUR	5,000	4,907
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	5,989
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	5,814
	Edenred	1.375%	3/10/25	EUR	300	318
	Edenred	1.375%	6/18/29	EUR	3,000	2,948
	Electricite de France SA	4.625%	9/11/24	EUR	10,250	11,460
	Electricite de France SA	0.300%	10/14/24	CHF	5,465	5,944
	Electricite de France SA	4.000%	11/12/25	EUR	6,200	6,901
	Electricite de France SA	1.000%	10/13/26	EUR	8,000	8,138
	Electricite de France SA	4.125%	3/25/27	EUR	1,600	1,792
	Electricite de France SA	4.375%	10/12/29	EUR	13,500	15,077
	Electricite de France SA	2.000%	10/2/30	EUR	1,000	958
	Electricite de France SA	5.875%	7/18/31	GBP	1,512	1,898
	Electricite de France SA	1.000%	11/29/33	EUR	9,900	7,808
	Electricite de France SA	6.125%	6/2/34	GBP	10,550	13,403
	Electricite de France SA	4.750%	10/12/34	EUR	6,800	7,545
	Electricite de France SA	5.500%	1/25/35	GBP	700	829
	Electricite de France SA	1.875%	10/13/36	EUR	7,300	5,886
	Electricite de France SA	5.500%	3/27/37	GBP	6,800	7,960
	Electricite de France SA	4.500%	11/12/40	EUR	2,000	2,151
	Electricite de France SA	5.500%	10/17/41	GBP	6,600	7,499
	Electricite de France SA	4.625%	1/25/43	EUR	500	520
	Electricite de France SA	2.000%	12/9/49	EUR	7,700	5,050
	Electricite de France SA	5.125%	9/22/50	GBP	150	157
	Electricite de France SA	6.000%	1/23/14	GBP	5,900	6,655
	ELO SACA	2.375%	4/25/25	EUR	4,000	4,252
	Engie SA	0.875%	9/19/25	EUR	6,700	6,959
	Engie SA	1.000%	3/13/26	EUR	1,500	1,545
	Engie SA	2.375%	5/19/26	EUR	100	107
	Engie SA	0.375%	6/11/27	EUR	8,200	8,018
	Engie SA	1.750%	3/27/28	EUR	8,500	8,671
	Engie SA	1.375%	6/22/28	EUR	12,000	11,956
	Engie SA	7.000%	10/30/28	GBP	4,000	5,461
	Engie SA	3.500%	9/27/29	EUR	2,800	3,081
	Engie SA	0.375%	10/26/29	EUR	1,000	902
	Engie SA	3.625%	1/11/30	EUR	3,500	3,852
	Engie SA	2.125%	3/30/32	EUR	6,400	6,223
	Engie SA	1.875%	9/19/33	EUR	2,700	2,484
	Engie SA	4.000%	1/11/35	EUR	1,000	1,097

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	1.500%	3/13/35	EUR	10,900	9,141
Engie SA	1.000%	10/26/36	EUR	6,000	4,536
Engie SA	2.000%	9/28/37	EUR	4,100	3,470
Engie SA	1.375%	6/21/39	EUR	3,200	2,373
Engie SA	1.250%	10/24/41	EUR	4,400	2,999
Engie SA	4.250%	1/11/43	EUR	2,000	2,186
Engie SA	3.875%	Perpetual	EUR	4,400	4,799
Engie SA	5.000%	10/1/60	GBP	3,500	4,043
Engie SA	1.500%	Perpetual	EUR	500	448
Engie SA	1.625%	Perpetual	EUR	4,700	4,770
Engie SA	5.950%	3/16/11	EUR	1,547	1,943
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	5,159
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	9,546
Eutelsat SA	2.000%	10/2/25	EUR	2,000	2,037
Eutelsat SA	2.250%	7/13/27	EUR	500	489
Eutelsat SA	1.500%	10/13/28	EUR	600	518
Gecina SA	1.500%	1/20/25	EUR	1,600	1,696
Gecina SA	1.375%	1/26/28	EUR	800	798
Gecina SA	1.000%	1/30/29	EUR	1,200	1,128
Gecina SA	1.625%	3/14/30	EUR	4,000	3,782
Gecina SA	0.875%	1/25/33	EUR	3,600	2,971
Gecina SA	0.875%	6/30/36	EUR	4,200	3,080
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	979
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	1,801
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,800	2,257
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,200	2,362
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	7,418
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,825
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	4,100	3,647
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	5,230	5,206
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	15,155	13,636
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,500	1,591
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	4,757
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	9,352
ICADE	1.125%	11/17/25	EUR	5,600	5,767
ICADE	1.625%	2/28/28	EUR	300	293
ICADE	1.000%	1/19/30	EUR	1,800	1,590
ICADE	0.625%	1/18/31	EUR	5,100	4,155
Icade Sante SAS	0.875%	11/4/29	EUR	8,400	7,419
Imerys SA	2.000%	12/10/24	EUR	300	321
Imerys SA	1.500%	1/15/27	EUR	5,500	5,545
Imerys SA	1.000%	7/15/31	EUR	500	413
Indigo Group SAS	1.625%	4/19/28	EUR	100	97
In'li SA	1.125%	7/2/29	EUR	900	800
JCDecaux SA	2.625%	4/24/28	EUR	2,500	2,561
JCDecaux SA	1.625%	2/7/30	EUR	1,100	1,000
Kering SA	1.250%	5/10/26	EUR	4,700	4,895
Klepierre SA	1.375%	2/16/27	EUR	5,500	5,547
Klepierre SA	0.625%	7/1/30	EUR	5,200	4,387
Klepierre SA	0.875%	2/17/31	EUR	2,100	1,743
Klepierre SA	1.250%	9/29/31	EUR	100	84
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,270
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,150	6,111
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,457
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,462
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	24,326
La Banque Postale SA	1.000%	10/16/24	EUR	2,500	2,643
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	1,019
La Banque Postale SA	3.000%	6/9/28	EUR	4,000	4,062
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	4,761
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,696
La Banque Postale SA	0.875%	1/26/31	EUR	2,700	2,626
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	8,401
La Banque Postale SA	0.750%	8/2/32	EUR	3,500	3,145
La Mondiale SAM	5.050%	Perpetual	EUR	3,369	3,642
La Poste SA	2.750%	11/26/24	EUR	2,200	2,392
La Poste SA	1.125%	6/4/25	EUR	5,000	5,239

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Poste SA	0.625%	10/21/26	EUR	4,800	4,788
La Poste SA	0.375%	9/17/27	EUR	9,700	9,355
La Poste SA	1.450%	11/30/28	EUR	1,100	1,087
La Poste SA	0.000%	7/18/29	EUR	5,800	5,104
La Poste SA	1.375%	4/21/32	EUR	20,800	18,933
Legrand SA	0.750%	7/6/24	EUR	100	107
Legrand SA	0.750%	5/20/30	EUR	8,500	7,937
Legrand SA	0.375%	10/6/31	EUR	800	700
Legrand SA	1.875%	7/6/32	EUR	600	587
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	5,411	5,819
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,300	9,403
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	8,435
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,822
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	6,679
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,411
MMS USA Investments Inc.	0.625%	6/13/25	EUR	3,000	3,107
MMS USA Investments Inc.	1.250%	6/13/28	EUR	12,100	11,982
MMS USA Investments Inc.	1.750%	6/13/31	EUR	1,300	1,244
Nerval SAS	2.875%	4/14/32	EUR	3,100	2,829
Orange SA	3.125%	1/9/24	EUR	200	220
Orange SA	1.125%	7/15/24	EUR	4,800	5,149
Orange SA	1.000%	5/12/25	EUR	5,000	5,263
Orange SA	1.000%	9/12/25	EUR	6,700	7,008
Orange SA	5.250%	12/5/25	GBP	674	853
Orange SA	0.000%	6/29/26	EUR	3,000	2,978
Orange SA	0.000%	9/4/26	EUR	3,000	2,961
Orange SA	0.875%	2/3/27	EUR	600	607
Orange SA	1.250%	7/7/27	EUR	4,000	4,069
Orange SA	1.375%	3/20/28	EUR	17,800	17,984
Orange SA	8.125%	11/20/28	GBP	3,184	4,603
Orange SA	2.000%	1/15/29	EUR	200	206
Orange SA	1.375%	1/16/30	EUR	1,300	1,261
Orange SA	1.875%	9/12/30	EUR	14,400	14,332
Orange SA	3.250%	1/15/32	GBP	10,500	11,615
Orange SA	1.625%	4/7/32	EUR	7,300	6,958
Orange SA	2.375%	5/18/32	EUR	5,000	5,076
Orange SA	0.500%	9/4/32	EUR	5,500	4,675
Orange SA	8.125%	1/28/33	EUR	238	357
Orange SA	0.625%	12/16/33	EUR	9,500	7,856
Orange SA	5.625%	1/23/34	GBP	1,900	2,505
Orange SA	0.750%	6/29/34	EUR	2,000	1,628
Orange SA	5.000%	Perpetual	EUR	6,529	7,176
Orange SA	1.375%	Perpetual	EUR	1,600	1,413
Orange SA	1.750%	Perpetual	EUR	3,200	2,958
Orange SA	2.375%	Perpetual	EUR	6,000	6,273
Orano SA	3.375%	4/23/26	EUR	8,000	8,580
Pernod Ricard SA	1.125%	4/7/25	EUR	400	422
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,567
Pernod Ricard SA	0.125%	10/4/29	EUR	7,000	6,315
Pernod Ricard SA	1.750%	4/8/30	EUR	100	99
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	4,510
PSA Banque France SA	0.625%	6/21/24	EUR	3,000	3,190
PSA Tresorerie GIE	6.000%	9/19/33	EUR	1,926	2,414
RCI Banque SA	1.625%	4/11/25	EUR	9,826	10,329
RCI Banque SA	4.125%	12/1/25	EUR	1,000	1,101
RCI Banque SA	1.750%	4/10/26	EUR	7,110	7,274
RCI Banque SA	1.625%	5/26/26	EUR	3,634	3,687
RCI Banque SA	4.875%	9/21/28	EUR	5,000	5,509
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,400	6,745
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	15,223
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,067
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,392
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,500	2,290
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	3,000	2,618
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	6,575
Safran SA	0.125%	3/16/26	EUR	1,800	1,815
Safran SA	0.950%	10/19/28	EUR	1,000	951

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SCOR SE	3.000%	6/8/46	EUR	9,000	9,128
SCOR SE	3.625%	5/27/48	EUR	3,600	3,612
SCOR SE	1.375%	9/17/51	EUR	3,300	2,589
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	3,028
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,770
Societe Generale SA	1.125%	1/23/25	EUR	5,700	5,991
Societe Generale SA	1.125%	4/21/26	EUR	9,000	9,317
Societe Generale SA	0.125%	11/17/26	EUR	4,000	4,002
Societe Generale SA	0.750%	1/25/27	EUR	11,500	11,201
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	7,021
Societe Generale SA	0.250%	7/8/27	EUR	4,500	4,262
Societe Generale SA	1.250%	12/7/27	GBP	5,300	5,481
Societe Generale SA	2.125%	9/27/28	EUR	7,400	7,300
Societe Generale SA	1.750%	3/22/29	EUR	5,500	5,236
Societe Generale SA	0.500%	6/12/29	EUR	16,900	15,223
Societe Generale SA	1.250%	6/12/30	EUR	4,000	3,556
Societe Generale SA	1.000%	11/24/30	EUR	10,000	9,701
Societe Generale SA	4.250%	12/6/30	EUR	11,000	11,805
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,370
Societe Generale SA	5.250%	9/6/32	EUR	1,000	1,085
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,469
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,500	4,709
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,500	5,620
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,926
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,634
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	23,269
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,602
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	34,940
Sodexo SA	0.750%	4/27/25	EUR	9,086	9,478
Sodexo SA	2.500%	6/24/26	EUR	217	233
Sodexo SA	0.750%	4/14/27	EUR	4,086	4,120
Sodexo SA	1.750%	6/26/28	GBP	3,910	4,201
Sodexo SA	1.000%	4/27/29	EUR	3,300	3,190
Suez SA	5.500%	7/22/24	EUR	2,400	2,698
Suez SA	1.000%	4/3/25	EUR	5,100	5,355
Suez SA	1.750%	9/10/25	EUR	200	212
Suez SA	1.250%	4/2/27	EUR	9,800	9,914
Suez SA	1.500%	4/3/29	EUR	1,100	1,080
Suez SA	1.625%	9/17/30	EUR	200	193
Suez SA	5.375%	12/2/30	GBP	500	640
Suez SACA	2.375%	5/24/30	EUR	2,000	1,965
Suez SACA	5.000%	11/3/32	EUR	1,400	1,632
Suez SACA	2.875%	5/24/34	EUR	1,100	1,063
TDF Infrastructure SAS	2.500%	4/7/26	EUR	400	419
TDF Infrastructure SAS	1.750%	12/1/29	EUR	3,200	2,821
Terega SA	0.625%	2/27/28	EUR	1,000	942
Terega SA	0.875%	9/17/30	EUR	2,500	2,199
Thales SA	0.000%	3/26/26	EUR	3,000	2,993
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	7,891
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	5,800	6,171
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,700	7,150
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,517	5,354
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,000	4,388
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,380
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	7,212
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,000	10,653
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	485
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,736
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	5,074
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,000	4,761
TotalEnergies SE	2.625%	Perpetual	EUR	11,142	11,591
TotalEnergies SE	3.369%	Perpetual	EUR	3,550	3,701
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	7,898
TotalEnergies SE	2.000%	Perpetual	EUR	4,691	3,981
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	6,150
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,620
UMG Groupe VYV	1.625%	7/2/29	EUR	2,000	1,846

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	4,913	5,115
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,836
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	217
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	104
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,648
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,800	13,936
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	1,874
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	91
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	2,895
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	4,160
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	9,970
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,404
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	7,130
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	1,199
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	639
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	687	565
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	316
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,000	1,250
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	300	263
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	993
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,626
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	3,145
Veolia Environnement SA	1.250%	4/15/28	EUR	4,900	4,871
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,380
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	4,350
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,858
Vinci SA	1.000%	9/26/25	EUR	2,500	2,631
Vinci SA	2.250%	3/15/27	GBP	500	573
Vinci SA	0.000%	11/27/28	EUR	2,000	1,882
Vinci SA	1.625%	1/18/29	EUR	15,000	15,063
Vinci SA	1.750%	9/26/30	EUR	3,400	3,359
Vinci SA	0.500%	1/9/32	EUR	5,800	5,018
Vinci SA	2.750%	9/15/34	GBP	4,400	4,552
Vivendi SE	1.125%	12/11/28	EUR	2,700	2,619
Wendel SE	1.375%	4/26/26	EUR	3,000	3,080
Wendel SE	1.000%	6/1/31	EUR	3,200	2,719
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,400	2,392
					3,302,841
Germany (2.5%)
Aareal Bank AG	0.375%	7/15/25	EUR	1,073	1,107
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	17,850
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	11,107
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,040
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,554
Allianz Finance II BV	0.500%	1/14/31	EUR	6,200	5,640
Allianz SE	2.241%	7/7/45	EUR	3,400	3,535
Allianz SE	2.121%	7/8/50	EUR	5,000	4,521
Allianz SE	4.252%	7/5/52	EUR	7,100	7,233
Allianz SE	3.375%	Perpetual	EUR	17,800	19,066
alstria office REIT AG	1.500%	11/15/27	EUR	3,600	2,940
Amprion GmbH	3.450%	9/22/27	EUR	6,000	6,568
Amprion GmbH	0.625%	9/23/33	EUR	5,200	4,205
Aroundtown SA	4.625%	9/18/25	CAD	850	586
Aroundtown SA	1.500%	5/28/26	EUR	6,900	6,028
Aroundtown SA	0.000%	7/16/26	EUR	2,400	1,975
Aroundtown SA	0.375%	4/15/27	EUR	6,400	4,978
Aroundtown SA	1.450%	7/9/28	EUR	3,000	2,181
Aroundtown SA	3.000%	10/16/29	GBP	2,017	1,591
Aroundtown SA	3.625%	4/10/31	GBP	1,500	1,140
Aroundtown SA	1.625%	Perpetual	EUR	2,000	562
Aroundtown SA	2.875%	Perpetual	EUR	1,000	347
Aroundtown SA	3.375%	Perpetual	EUR	1,800	860
BASF SE	0.101%	6/5/23	EUR	800	879
BASF SE	0.875%	10/6/23	GBP	125	154
BASF SE	1.750%	3/11/25	GBP	316	373
BASF SE	4.000%	3/8/29	EUR	3,000	3,412
BASF SE	1.500%	5/22/30	EUR	3,901	3,872

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	1.500%	3/17/31	EUR	3,000	2,890
BASF SE	0.875%	10/6/31	EUR	238	216
BASF SE	4.250%	3/8/32	EUR	10,000	11,472
BASF SE	1.450%	12/13/32	EUR	8,100	7,271
BASF SE	1.625%	11/15/37	EUR	746	620
Bausparkasse Schwaebisch Hall	2.000%	5/17/34	EUR	23,100	22,745
Bayer AG	0.050%	1/12/25	EUR	6,700	6,960
Bayer AG	0.750%	1/6/27	EUR	6,500	6,465
Bayer AG	0.375%	1/12/29	EUR	4,000	3,673
Bayer AG	1.125%	1/6/30	EUR	700	650
Bayer AG	0.625%	7/12/31	EUR	4,600	3,916
Bayer AG	1.375%	7/6/32	EUR	12,000	10,594
Bayer AG	1.000%	1/12/36	EUR	4,600	3,507
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	100	104
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	5,100	5,108
Bayerische Landesbank	0.500%	3/19/25	EUR	4,876	5,090
Bayerische Landesbank	0.625%	7/19/27	EUR	977	973
Bayerische Landesbank	0.200%	5/20/30	EUR	10,251	9,302
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,531
Berlin Hyp AG	0.375%	5/3/24	EUR	3,809	4,065
Berlin Hyp AG	1.250%	1/22/25	EUR	200	211
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	10,435
Berlin Hyp AG	0.625%	10/22/25	EUR	125	129
Berlin Hyp AG	0.010%	8/24/26	EUR	31,212	31,014
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	6,978
Berlin Hyp AG	0.010%	7/7/28	EUR	20,510	19,341
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	9,407
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	1,025
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	6,786
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	2,900	3,112
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,123
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,900	3,157
BMW Canada Inc.	0.990%	1/14/25	CAD	2,104	1,460
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	887
BMW Finance NV	0.750%	7/12/24	EUR	199	213
BMW Finance NV	1.000%	11/14/24	EUR	5,745	6,126
BMW Finance NV	0.500%	2/22/25	EUR	199	209
BMW Finance NV	0.875%	4/3/25	EUR	4,486	4,749
BMW Finance NV	1.000%	8/29/25	EUR	3,891	4,100
BMW Finance NV	0.000%	1/11/26	EUR	16,635	16,881
BMW Finance NV	0.375%	1/14/27	EUR	7,314	7,316
BMW Finance NV	1.500%	2/6/29	EUR	8,152	8,179
BMW Finance NV	0.200%	1/11/33	EUR	2,545	2,088
Brenntag Finance BV	1.125%	9/27/25	EUR	1,725	1,803
Commerzbank AG	0.050%	7/11/24	EUR	12,426	13,130
Commerzbank AG	0.625%	8/28/24	EUR	4,876	5,146
Commerzbank AG	0.625%	3/13/25	EUR	7,486	7,833
Commerzbank AG	0.625%	5/28/25	EUR	4,388	4,571
Commerzbank AG	0.875%	9/8/25	EUR	4,925	5,128
Commerzbank AG	1.000%	3/4/26	EUR	10,605	10,848
Commerzbank AG	0.750%	3/24/26	EUR	2,000	2,040
Commerzbank AG	0.500%	6/9/26	EUR	7,314	7,419
Commerzbank AG	0.500%	12/4/26	EUR	7,314	7,211
Commerzbank AG	0.125%	12/15/26	EUR	5,755	5,693
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,409
Commerzbank AG	0.625%	8/24/27	EUR	537	533
Commerzbank AG	3.000%	9/14/27	EUR	11,500	11,939
Commerzbank AG	4.625%	3/21/28	EUR	2,200	2,396
Commerzbank AG	0.010%	3/11/30	EUR	4,388	3,931
Commerzbank AG	1.250%	1/9/34	EUR	3,413	3,122
Covestro AG	1.750%	9/25/24	EUR	4,876	5,228
Covestro AG	0.875%	2/3/26	EUR	398	410
Covestro AG	1.375%	6/12/30	EUR	2,000	1,909
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	3,325	2,291
Daimler International Finance BV	2.625%	4/7/25	EUR	12,478	13,633
Daimler International Finance BV	1.000%	11/11/25	EUR	10,240	10,689
Daimler International Finance BV	1.375%	6/26/26	EUR	8,484	8,884

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler International Finance BV	2.000%	8/22/26	EUR	16,072	17,167
Daimler International Finance BV	0.625%	5/6/27	EUR	7,314	7,283
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	2,612	1,840
Daimler Trucks Finance Canada Inc.	5.180%	9/19/25	CAD	3,500	2,593
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	1,022
Daimler Trucks Finance Canada Inc.	5.220%	9/20/27	CAD	600	449
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,454
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	298
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	2,375	2,644
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,200	1,440
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,976	14,114
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,219	1,287
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,907	2,237
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	151
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	6,767
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	248
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,706	1,859
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,302
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	25
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,423
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,317	1,220
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	6,035
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	4,779	4,488
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	5,589
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,995	14,079
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	3,891
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	5,913
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,902
Deutsche Bahn Finance GmbH	0.950%	Perpetual	EUR	3,300	3,348
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	3,900	3,419
Deutsche Bank AG	2.625%	12/16/24	GBP	6,000	7,035
Deutsche Bank AG	2.625%	2/12/26	EUR	7,800	8,059
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,554
Deutsche Bank AG	1.625%	1/20/27	EUR	6,000	5,810
Deutsche Bank AG	0.750%	2/17/27	EUR	9,300	9,075
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	3,478
Deutsche Bank AG	3.250%	5/24/28	EUR	8,500	8,565
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,315
Deutsche Bank AG	1.750%	11/19/30	EUR	14,000	12,198
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,228
Deutsche Bank AG	1.375%	2/17/32	EUR	11,500	9,352
Deutsche Bank AG	4.000%	6/24/32	EUR	9,400	8,963
Deutsche Boerse AG	0.000%	2/22/26	EUR	5,700	5,759
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,876	1,887
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	5,100	5,426
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	25	25
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	39,655	38,271
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	600	647
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	896
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	9,800	9,961
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	18,000	17,855
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	32,700	32,381
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	3,159
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	4,876	4,335
Deutsche Post AG	2.875%	12/11/24	EUR	977	1,074
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,211
Deutsche Post AG	0.375%	5/20/26	EUR	5,302	5,435
Deutsche Post AG	1.625%	12/5/28	EUR	13,535	13,925
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,761
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	12,369
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	817
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,548
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	1,902
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,007	2,972
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,144	2,349
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	19,760	21,043
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,625

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,051	3,161
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	28
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,950	10,173
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	6,624
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,327
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	8,513
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	731
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,728
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,000	5,161
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	3,496
DZ HYP AG	0.625%	6/5/24	EUR	25	27
DZ HYP AG	0.375%	6/6/25	EUR	1,000	1,036
DZ HYP AG	0.500%	11/13/25	EUR	7,802	8,023
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,145
DZ HYP AG	0.375%	3/31/26	EUR	3,023	3,069
DZ HYP AG	0.100%	8/31/26	EUR	500	498
DZ HYP AG	0.500%	9/30/26	EUR	4,876	4,913
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,489
DZ HYP AG	0.750%	6/30/27	EUR	586	586
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,959
DZ HYP AG	0.875%	3/22/28	EUR	10,755	10,675
DZ HYP AG	0.010%	6/23/28	EUR	55,000	51,868
DZ HYP AG	0.010%	10/27/28	EUR	9,000	8,400
DZ HYP AG	0.875%	1/30/29	EUR	4,876	4,760
DZ HYP AG	0.050%	6/29/29	EUR	4,876	4,476
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,836
DZ HYP AG	0.010%	3/29/30	EUR	17,269	15,442
DZ HYP AG	0.010%	11/15/30	EUR	10,000	8,771
DZ HYP AG	0.875%	4/17/34	EUR	4,876	4,252
DZ HYP AG	0.375%	11/10/34	EUR	5,000	4,026
E.ON International Finance BV	1.000%	4/13/25	EUR	2,439	2,568
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	6,546
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	5,539
E.ON International Finance BV	1.500%	7/31/29	EUR	10,418	10,190
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	13,795
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	4,120
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	3,300
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	7,115
E.ON International Finance BV	6.750%	1/27/39	GBP	400	551
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,950
E.ON SE	0.875%	5/22/24	EUR	125	134
E.ON SE	0.000%	8/28/24	EUR	4,494	4,730
E.ON SE	0.250%	10/24/26	EUR	1,851	1,840
E.ON SE	0.375%	9/29/27	EUR	2,439	2,377
E.ON SE	0.750%	2/20/28	EUR	4,526	4,425
E.ON SE	1.625%	5/22/29	EUR	9,984	9,862
E.ON SE	0.350%	2/28/30	EUR	5,017	4,473
E.ON SE	1.625%	3/29/31	EUR	4,582	4,392
E.ON SE	0.625%	11/7/31	EUR	8,436	7,314
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,600	1,478
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	4,500	4,609
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	5,195
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,433
EnBW International Finance BV	0.625%	4/17/25	EUR	17,891	18,705
EnBW International Finance BV	2.500%	6/4/26	EUR	5,560	6,013
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	5,855
EnBW International Finance BV	0.500%	3/1/33	EUR	5,650	4,527
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,743
Eurogrid GmbH	1.875%	6/10/25	EUR	9,700	10,326
Eurogrid GmbH	1.500%	4/18/28	EUR	3,100	3,101
Evonik Industries AG	0.625%	9/18/25	EUR	2,900	2,992
EWE AG	0.250%	6/8/28	EUR	5,000	4,697
EWE AG	0.375%	10/22/32	EUR	9,038	7,254
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	5,163
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	1,000	821
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	710	693
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	100	105

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	2,276	2,097
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	4,906
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	5,384
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,352	3,470
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	2,500	2,821
Grand City Properties SA	1.375%	8/3/26	EUR	8,800	8,048
Grand City Properties SA	1.500%	2/22/27	EUR	4,100	3,646
Grand City Properties SA	1.500%	Perpetual	EUR	1,500	587
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,300	3,181
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	10,100	9,213
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,642
Hannover Rueck SE	1.750%	10/8/40	EUR	6,000	5,182
Hannover Rueck SE	5.875%	8/26/43	EUR	6,500	7,374
Hannover Rueck SE	3.375%	Perpetual	EUR	3,000	3,158
HeidelbergCement AG	2.250%	6/3/24	EUR	5,218	5,663
HeidelbergCement AG	1.500%	2/7/25	EUR	6,827	7,245
HeidelbergCement AG	3.750%	5/31/32	EUR	5,000	5,231
HeidelbergCement Finance Luxembourg SA	2.500%	10/9/24	EUR	4,000	4,332
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	3,755	3,915
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	100	103
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	8,330
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	2,200	2,198
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	316	338
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,125
HOCHTIEF AG	0.625%	4/26/29	EUR	1,498	1,317
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	2,900	2,622
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	3,600	2,879
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	4,159
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,728
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,490
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	17,101
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	5,493
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	7,409
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	600	637
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,000	5,225
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	7,800	9,136
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	4,876	5,087
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	27,200	25,937
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,533
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	3,755
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	5,635
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,100	1,144
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,500	4,611
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	200	206
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	5,000	5,378
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	4,026
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	12,500	12,106
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,439
Landesbank Hessen-Thueringen Girozentrale	4.500%	9/15/32	EUR	6,000	6,193
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,110
Landwirtschaftliche Rentenbank	3.200%	5/25/29	AUD	10,790	6,845
LANXESS AG	1.125%	5/16/25	EUR	2,501	2,622
LANXESS AG	0.625%	12/1/29	EUR	2,600	2,284
LEG Immobilien SE	0.375%	1/17/26	EUR	2,300	2,286
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	4,236
LEG Immobilien SE	0.875%	1/17/29	EUR	2,100	1,872
LEG Immobilien SE	1.000%	11/19/32	EUR	1,700	1,337
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	1,755
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	3,765
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	4,740	4,790
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	9,388	8,721
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	11,900	12,367
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,439	2,258
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	5,581	5,599
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	4,876	4,493
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,900	4,231
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	1,818	1,655

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,314	7,345
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,700	4,874
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,841
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	183
Merck KGaA	3.375%	12/12/74	EUR	75	81
Merck KGaA	1.625%	9/9/80	EUR	5,400	5,288
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,425	10,616
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	593
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	6,342
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	55,000	60,401
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	7,230
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	6,662
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,619
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	3,635	2,287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	5,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	2,204
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	537	565
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	14,469
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	4,858
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,400	3,579
Roadster Finance DAC	2.375%	12/8/32	EUR	100	89
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	108
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	537
RWE AG	2.500%	8/24/25	EUR	2,000	2,162
RWE AG	2.125%	5/24/26	EUR	2,000	2,116
RWE AG	0.500%	11/26/28	EUR	8,695	8,082
RWE AG	2.750%	5/24/30	EUR	9,500	9,657
RWE AG	0.625%	6/11/31	EUR	7,491	6,356
RWE AG	1.000%	11/26/33	EUR	6,585	5,320
Santander Consumer Bank AG	0.250%	10/15/24	EUR	12,300	12,827
SAP SE	0.750%	12/10/24	EUR	500	529
SAP SE	0.125%	5/18/26	EUR	5,000	5,040
SAP SE	1.750%	2/22/27	EUR	3,000	3,176
SAP SE	1.250%	3/10/28	EUR	2,900	2,938
SAP SE	0.375%	5/18/29	EUR	6,900	6,501
SAP SE	1.625%	3/10/31	EUR	7,600	7,473
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	10,300	10,989
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	6,803	7,188
Siemens Financieringsmaatschappij NV	2.250%	3/10/25	EUR	3,000	3,242
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	604
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	1,031
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	1,003
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	8,270
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	15,200	14,264
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,179	8,715
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	4,275	4,189
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,100	5,465
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	3,128	2,999
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	3,330
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	8,000	8,653
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	2,829
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,800	2,468
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,084	5,301
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,600	4,007
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	86
Talanx AG	4.000%	10/25/29	EUR	2,500	2,779
Talanx AG	2.250%	12/5/47	EUR	5,100	4,895
Traton Finance Luxembourg SA	0.000%	6/14/24	EUR	6,000	6,348
Traton Finance Luxembourg SA	4.125%	1/18/25	EUR	1,400	1,542
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,700	6,879
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	17,000	18,809
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	3,831
UniCredit Bank AG	0.625%	2/12/25	EUR	25	26
UniCredit Bank AG	0.625%	11/20/25	EUR	10,400	10,720
UniCredit Bank AG	0.500%	5/4/26	EUR	125	127
UniCredit Bank AG	0.500%	2/23/27	EUR	27,000	26,952

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	9,585
UniCredit Bank AG	0.010%	9/15/28	EUR	7,545	7,067
UniCredit Bank AG	0.875%	1/11/29	EUR	6,192	6,044
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	6,368
UniCredit Bank AG	0.010%	6/24/30	EUR	6,242	5,544
UniCredit Bank AG	0.250%	1/15/32	EUR	9,508	8,227
UniCredit Bank AG	0.850%	5/22/34	EUR	17,363	15,048
Vantage Towers AG	0.000%	3/31/25	EUR	2,000	2,197
Vantage Towers AG	0.375%	3/31/27	EUR	2,700	2,972
Vantage Towers AG	0.750%	3/31/30	EUR	4,200	4,607
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	3,956	4,356
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,590	6,024
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	3,504
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	22,400	23,964
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	634	655
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	2,830
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	2,926	3,130
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	6,733	6,919
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	4,103	4,294
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	16,000	15,314
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	8,083	7,677
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	15,838	16,882
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,397	2,867
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	5,000	5,787
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	238	283
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	5,096
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	9,496
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	4,424
Volkswagen International Finance NV	4.125%	11/15/25	EUR	5,200	5,760
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	4,210
Volkswagen International Finance NV	1.875%	3/30/27	EUR	11,500	11,665
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,356
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,202
Volkswagen International Finance NV	3.250%	11/18/30	EUR	200	205
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,462
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	304
Volkswagen International Finance NV	4.125%	11/16/38	EUR	5,700	5,888
Volkswagen International Finance NV	1.500%	1/21/41	EUR	4,000	2,691
Volkswagen International Finance NV	4.625%	Perpetual	EUR	2,358	2,469
Volkswagen International Finance NV	3.500%	Perpetual	EUR	5,000	4,557
Volkswagen International Finance NV	3.375%	Perpetual	EUR	8,100	8,578
Volkswagen International Finance NV	3.500%	Perpetual	EUR	10,600	10,935
Volkswagen International Finance NV	3.748%	Perpetual	EUR	8,000	7,651
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,563
Volkswagen International Finance NV	3.875%	Perpetual	EUR	13,500	12,479
Volkswagen International Finance NV	4.375%	Perpetual	EUR	2,000	1,827
Volkswagen International Finance NV	4.625%	Perpetual	EUR	4,700	4,672
Volkswagen Leasing GmbH	0.000%	7/19/24	EUR	5,000	5,264
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,656	5,976
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,064	1,120
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	3,147	3,092
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,099	10,815
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,530
Vonovia Finance BV	1.250%	12/6/24	EUR	2,000	2,097
Vonovia Finance BV	1.500%	3/31/25	EUR	2,486	2,585
Vonovia Finance BV	1.800%	6/29/25	EUR	7,200	7,499
Vonovia Finance BV	1.500%	3/22/26	EUR	7,600	7,611
Vonovia Finance BV	1.500%	6/10/26	EUR	2,500	2,505
Vonovia Finance BV	0.625%	7/9/26	EUR	8,000	7,725
Vonovia Finance BV	1.750%	1/25/27	EUR	100	98
Vonovia Finance BV	0.625%	10/7/27	EUR	3,000	2,756
Vonovia Finance BV	2.250%	4/7/30	EUR	1,900	1,741
Vonovia Finance BV	1.000%	7/9/30	EUR	2,800	2,359
Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	3,511
Vonovia Finance BV	2.750%	3/22/38	EUR	700	542
Vonovia Finance BV	1.625%	10/7/39	EUR	1,400	902
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	1,131

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia SE	0.000%	12/1/25	EUR	10,000	9,767
Vonovia SE	1.375%	1/28/26	EUR	5,200	5,246
Vonovia SE	0.375%	6/16/27	EUR	3,500	3,212
Vonovia SE	1.875%	6/28/28	EUR	10,400	9,932
Vonovia SE	0.250%	9/1/28	EUR	6,000	5,179
Vonovia SE	0.625%	12/14/29	EUR	11,300	9,444
Vonovia SE	2.375%	3/25/32	EUR	5,100	4,579
Vonovia SE	0.750%	9/1/32	EUR	4,900	3,708
Vonovia SE	1.000%	6/16/33	EUR	2,300	1,702
Vonovia SE	1.500%	6/14/41	EUR	2,000	1,239
VW Credit Canada Inc.	2.850%	9/26/24	CAD	835	598
VW Credit Canada Inc.	2.050%	12/10/24	CAD	2,170	1,529
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,040	2,075
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,785	1,218
VW Credit Canada Inc.	5.860%	11/15/27	CAD	2,000	1,539
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	1,900	1,936
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	3,250
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	4,262
					2,437,466
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	317	328
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	400,000	2,911
Prudential plc	5.875%	5/11/29	GBP	1,541	1,989
Prudential plc	6.125%	12/19/31	GBP	3,322	4,165
					9,393
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	913
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,762
AIB Group plc	2.250%	4/4/28	EUR	8,200	8,244
AIB Group plc	5.750%	2/16/29	EUR	6,300	7,223
Bank of Ireland Group plc	1.000%	11/25/25	EUR	10,729	11,258
CRH Finance DAC	1.375%	10/18/28	EUR	733	721
CRH Funding BV	1.625%	5/5/30	EUR	5,603	5,406
CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	11,461
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	12,275
Dell Bank International DAC	4.500%	10/18/27	EUR	5,000	5,627
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	3,281
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	7,836
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,697
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	3,316
ESB Finance DAC	3.750%	1/25/43	EUR	2,500	2,616
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	2,254
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,257
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,139	5,572
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,428
Ryanair DAC	2.875%	9/15/25	EUR	10,172	10,949
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,286	5,651
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,466
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	5,372
					131,672
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	2,908	3,172
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	479
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	3,245
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	8,743
A2A SpA	0.625%	7/15/31	EUR	2,000	1,655
A2A SpA	0.625%	10/28/32	EUR	2,302	1,818
A2A SpA	4.375%	2/3/34	EUR	2,000	2,190
ACEA SpA	1.000%	10/24/26	EUR	3,063	3,090
ACEA SpA	1.500%	6/8/27	EUR	11,966	12,173
ACEA SpA	0.500%	4/6/29	EUR	16,904	15,436
ACEA SpA	0.250%	7/28/30	EUR	1,093	937
Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,224
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	1,920

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,863	1,667
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	11,991	12,606
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	10,042	10,055
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	4,142
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,536	3,985
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,700	2,444
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,827
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,700	2,259
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,445
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,336	8,129
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	5,100	6,314
Assicurazioni Generali SpA	4.596%	Perpetual	EUR	10,000	10,726
ASTM SpA	1.625%	2/8/28	EUR	3,182	3,092
ASTM SpA	1.500%	1/25/30	EUR	4,707	4,184
ASTM SpA	2.375%	11/25/33	EUR	3,200	2,743
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	5,000	4,791
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,705
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	9,000	7,990
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	2,746	2,980
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,461	4,698
Banco BPM SpA	1.000%	1/23/25	EUR	7,369	7,746
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	7,821	8,283
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	107
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	4,971
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,400	5,663
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,900	9,081
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	7,434
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,375
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	997
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,116
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	195
Enel Finance International NV	0.000%	6/17/24	EUR	4,778	5,058
Enel Finance International NV	1.000%	9/16/24	EUR	1,815	1,932
Enel Finance International NV	1.966%	1/27/25	EUR	16,202	17,382
Enel Finance International NV	1.375%	6/1/26	EUR	18,270	18,987
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	2,839
Enel Finance International NV	0.375%	6/17/27	EUR	5,892	5,699
Enel Finance International NV	1.000%	10/20/27	GBP	12,199	12,881
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	5,845
Enel Finance International NV	0.375%	5/28/29	EUR	10,000	9,022
Enel Finance International NV	0.500%	6/17/30	EUR	12,800	11,156
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	2,409
Enel Finance International NV	1.125%	10/17/34	EUR	2,547	2,045
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,386
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	2,043
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	4,334
Enel SpA	1.875%	Perpetual	EUR	3,000	2,398
Enel SpA	5.625%	6/21/27	EUR	1,060	1,264
Enel SpA	5.750%	6/22/37	GBP	1,455	1,865
Enel SpA	3.500%	Perpetual	EUR	11,386	11,872
Enel SpA	3.375%	Perpetual	EUR	8,120	8,170
Enel SpA	1.375%	Perpetual	EUR	5,552	4,955
Enel SpA	2.250%	Perpetual	EUR	13,023	12,387
Eni SpA	0.625%	9/19/24	EUR	4,913	5,213
Eni SpA	3.750%	9/12/25	EUR	3,279	3,648
Eni SpA	1.500%	2/2/26	EUR	931	975
Eni SpA	1.250%	5/18/26	EUR	8,000	8,263
Eni SpA	1.500%	1/17/27	EUR	2,457	2,533
Eni SpA	1.625%	5/17/28	EUR	1,209	1,222
Eni SpA	1.125%	9/19/28	EUR	2,683	2,613
Eni SpA	3.625%	1/29/29	EUR	3,400	3,751
Eni SpA	0.625%	1/23/30	EUR	11,089	9,996
Eni SpA	1.000%	10/11/34	EUR	2,908	2,378
Eni SpA	2.000%	Perpetual	EUR	2,000	1,853
Eni SpA	2.625%	Perpetual	EUR	3,910	3,983
Eni SpA	2.750%	Perpetual	EUR	6,276	5,303
Eni SpA	3.375%	Perpetual	EUR	6,437	5,943

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hera SpA	0.875%	10/14/26	EUR	2,457	2,485
Hera SpA	0.875%	7/5/27	EUR	4,913	4,851
Hera SpA	5.200%	1/29/28	EUR	2,908	3,373
Hera SpA	0.250%	12/3/30	EUR	2,900	2,415
Hera SpA	1.000%	4/25/34	EUR	3,491	2,793
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	2,818	3,003
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,683	2,841
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,200	5,703
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,228	1,299
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,615
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	4,913	5,109
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,189
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	4,899
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	6,371
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	6,700
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	3,000	2,836
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	12,557
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	97
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	3,455	3,513
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	20,875	17,367
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	2,413
Iren SpA	0.875%	11/4/24	EUR	2,277	2,399
Iren SpA	1.950%	9/19/25	EUR	2,908	3,063
Italgas SpA	0.875%	4/24/30	EUR	3,908	3,528
Mediobanca Banca di Credito Finanziario SpA	1.125%	4/23/25	EUR	1,600	1,664
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,459	3,592
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,275	5,503
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,821	7,968
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,564
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,274	1,227
Snam SpA	0.000%	5/12/24	EUR	1,455	1,545
Snam SpA	0.875%	10/25/26	EUR	9,570	9,662
Snam SpA	0.750%	6/20/29	EUR	4,600	4,210
Snam SpA	0.750%	6/17/30	EUR	2,500	2,213
Snam SpA	1.000%	9/12/34	EUR	3,910	3,074
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	4,869
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	6,251
UniCredit SpA	1.250%	6/25/25	EUR	15,500	16,497
UniCredit SpA	0.325%	1/19/26	EUR	5,000	4,999
UniCredit SpA	1.250%	6/16/26	EUR	6,056	6,267
UniCredit SpA	0.375%	10/31/26	EUR	9,297	9,207
UniCredit SpA	2.200%	7/22/27	EUR	18,465	18,760
UniCredit SpA	5.850%	11/15/27	EUR	5,000	5,643
UniCredit SpA	0.925%	1/18/28	EUR	5,000	4,858
UniCredit SpA	4.450%	2/16/29	EUR	4,000	4,271
UniCredit SpA	0.850%	1/19/31	EUR	12,014	9,935
					655,633
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	7,459	7,786
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	3,000	2,904
Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	20,000	147
Central Nippon Expressway Co. Ltd.	0.030%	10/30/24	JPY	500,000	3,665
Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	3,295
Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	33,614
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,502
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,903
Denso Corp.	0.315%	3/17/28	JPY	500,000	3,648
East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,437
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,402
East Japan Railway Co.	4.875%	6/14/34	GBP	2,700	3,369
East Japan Railway Co.	0.773%	9/15/34	EUR	491	398
East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	4,322
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	650,000	4,762
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	4,546
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,881
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,677
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	71

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	5,883
JT International Financial Services BV	1.000%	11/26/29	EUR	5,455	4,891
JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,393
JT International Financial Services BV	2.375%	4/7/81	EUR	4,913	4,946
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	86,000	628
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	871
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,484
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,627
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,476
Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	36,000	264
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	640
Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	4,276
Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	736
Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	9,274	9,821
Mitsubishi UFJ Financial Group Inc.	2.264%	6/14/25	EUR	5,000	5,380
Mitsubishi UFJ Financial Group Inc.	3.273%	9/19/25	EUR	20,000	21,707
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	728
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	2,166
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,433
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	7,217
Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	3,139	3,334
Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,434	2,574
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,400	5,331
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	909
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	1,000	1,261
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	2,157
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	4,349
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	713
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	16,626
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	2,000	2,134
Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,410
MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	3,029
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,053	4,995
NTT Finance Corp.	0.010%	3/3/25	EUR	8,320	8,601
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	730
NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	7,877
NTT Finance Corp.	0.342%	3/3/30	EUR	4,910	4,348
NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	30,923
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,451
ORIX Corp.	4.477%	6/1/28	EUR	1,500	1,675
Panasonic Corp.	0.934%	3/19/25	JPY	700,000	5,206
Panasonic Corp.	0.470%	9/18/26	JPY	1,000,000	7,262
Sompo Japan Insurance Inc.	2.500%	2/13/83	JPY	100,000	761
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	40,533	40,953
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	4,874
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	3,121
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	800,000	5,881
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	106
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	5,588
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,365	4,758
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	8,338
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	4,415
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	4,925
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	14,786	15,480
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	400,000	2,816
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	3,000	2,694
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	3,326
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	1,276	1,291
Toyota Motor Finance Netherlands BV	0.750%	12/19/25	GBP	4,000	4,528
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	7,310
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	3,445
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	10,553
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	723
					429,677
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,393	1,182
Acef Holding SCA	1.250%	4/26/30	EUR	5,086	4,007

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ArcelorMittal SA	1.000%	5/19/23	EUR	3,000	3,302
ArcelorMittal SA	1.750%	11/19/25	EUR	4,986	5,210
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,774
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	833
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,786	3,269
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	1,471	1,338
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	4,155
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,144
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	6,272	5,127
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	2,200	1,984
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	4,125
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	3,900
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,252
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	1,400	1,183
Eurofins Scientific SE	3.750%	7/17/26	EUR	9,400	10,230
JAB Holdings BV	1.250%	5/22/24	EUR	13,000	13,975
JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,225
JAB Holdings BV	1.750%	6/25/26	EUR	6,900	7,139
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,625
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,911
JAB Holdings BV	2.500%	6/25/29	EUR	5,900	5,916
JAB Holdings BV	2.250%	12/19/39	EUR	11,200	8,744
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,499	1,531
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	3,764
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	4,456
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	5,423
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	3,864
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,615
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,439
P3 Group Sarl	0.875%	1/26/26	EUR	300	288
P3 Group Sarl	1.625%	1/26/29	EUR	3,100	2,620
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	372
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	2,625
Prologis International Funding II SA	3.625%	3/7/30	EUR	4,000	4,141
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	2,940
Prologis International Funding II SA	1.625%	6/17/32	EUR	6,181	5,313
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	707
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,463
SELP Finance Sarl	0.875%	5/27/29	EUR	3,000	2,555
SES SA	0.875%	11/4/27	EUR	1,810	1,710
SES SA	2.000%	7/2/28	EUR	2,100	2,001
					150,377
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	1,139	1,423
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	2,092
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,553
America Movil SAB de CV	5.750%	6/28/30	GBP	3,410	4,439
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,346
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	4,014
					15,867
Netherlands (1.0%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,000	16,743
ABN AMRO Bank NV	0.875%	1/14/26	EUR	500	517
ABN AMRO Bank NV	0.600%	1/15/27	EUR	7,400	7,200
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,454
ABN AMRO Bank NV	5.125%	2/22/28	GBP	2,600	3,235
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	8,793
ABN AMRO Bank NV	4.250%	2/21/30	EUR	8,000	8,799
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	10,434
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,756
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	2,131
ABN AMRO Bank NV	5.125%	2/22/33	EUR	5,000	5,436
ABN AMRO Bank NV	1.000%	6/2/33	EUR	7,300	6,118
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	6,447
ABN AMRO Bank NV	4.500%	11/21/34	EUR	10,000	11,041
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	15,649

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	9,444
ABN AMRO Bank NV	1.450%	4/12/38	EUR	13,700	11,846
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	2,021
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	7,509
Aegon Bank NV	0.375%	11/21/56	EUR	5,000	5,238
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,295
Aegon NV	6.625%	12/16/39	GBP	456	646
Akzo Nobel NV	1.750%	11/7/24	EUR	1,725	1,858
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,118
Akzo Nobel NV	1.625%	4/14/30	EUR	7,400	7,137
Alliander NV	2.875%	6/14/24	EUR	200	220
Alliander NV	0.375%	6/10/30	EUR	3,684	3,365
ASML Holding NV	1.375%	7/7/26	EUR	9,275	9,706
ASML Holding NV	1.625%	5/28/27	EUR	733	764
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,599
ASR Nederland NV	7.000%	12/7/43	EUR	3,000	3,468
ASR Nederland NV	5.125%	9/29/45	EUR	1,455	1,573
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	3,864
ASR Nederland NV	5.000%	Perpetual	EUR	1,443	1,564
Athora Netherlands NV	2.250%	7/15/31	EUR	3,260	3,041
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,000	2,351
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	7,752	8,635
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,829	2,937
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	330
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	7,418
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	2,196
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	21,942
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,645	9,330
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	12,900	12,492
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	18,395
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	8,900	8,655
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,500	9,341
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	4,873
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,688	4,280
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	4,290
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	4,000	4,383
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,707
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,475
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	9,552
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	3,044
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,515
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	418
CTP NV	2.125%	10/1/25	EUR	700	690
CTP NV	0.875%	1/20/26	EUR	3,500	3,237
CTP NV	0.625%	9/27/26	EUR	4,957	4,361
CTP NV	0.750%	2/18/27	EUR	5,786	4,992
CTP NV	1.250%	6/21/29	EUR	300	231
CTP NV	1.500%	9/27/31	EUR	2,496	1,790
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,778
de Volksbank NV	0.250%	6/22/26	EUR	7,000	6,833
de Volksbank NV	2.375%	5/4/27	EUR	6,700	6,946
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,504
de Volksbank NV	0.375%	3/3/28	EUR	7,300	6,677
de Volksbank NV	1.750%	10/22/30	EUR	2,000	2,005
de Volksbank NV	0.750%	10/24/31	EUR	2,457	2,227
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,151
Euronext NV	1.125%	6/12/29	EUR	4,000	3,854
Euronext NV	0.750%	5/17/31	EUR	3,000	2,641
Euronext NV	1.500%	5/17/41	EUR	3,200	2,414
EXOR NV	1.750%	1/18/28	EUR	2,592	2,602
EXOR NV	2.250%	4/29/30	EUR	5,947	5,805
EXOR NV	0.875%	1/19/31	EUR	3,000	2,585
Heineken NV	1.500%	12/7/24	EUR	2,501	2,665
Heineken NV	1.625%	3/30/25	EUR	3,910	4,178
Heineken NV	2.875%	8/4/25	EUR	2,863	3,131
Heineken NV	1.375%	1/29/27	EUR	4,958	5,061
Heineken NV	1.500%	10/3/29	EUR	100	98

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	2.250%	3/30/30	EUR	7,369	7,526
Heineken NV	1.250%	5/7/33	EUR	4,000	3,551
Heineken NV	1.750%	5/7/40	EUR	4,529	3,633
ING Bank NV	0.875%	4/11/28	EUR	7,700	7,631
ING Bank NV	2.500%	2/21/30	EUR	30,000	31,851
ING Bank NV	0.125%	12/8/32	EUR	18,400	15,765
ING Groep NV	0.100%	9/3/25	EUR	5,000	5,225
ING Groep NV	2.125%	1/10/26	EUR	3,200	3,403
ING Groep NV	3.000%	2/18/26	GBP	4,600	5,429
ING Groep NV	1.250%	2/16/27	EUR	21,700	22,034
ING Groep NV	0.375%	9/29/28	EUR	19,800	18,398
ING Groep NV	0.250%	2/18/29	EUR	16,800	15,243
ING Groep NV	1.625%	9/26/29	EUR	13,200	13,721
ING Groep NV	0.250%	2/1/30	EUR	9,500	8,301
ING Groep NV	1.000%	11/13/30	EUR	5,000	4,925
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,660
ING Groep NV	1.750%	2/16/31	EUR	5,400	5,043
ING Groep NV	0.875%	6/9/32	EUR	3,000	2,803
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,089
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,320
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	7,896
JDE Peet's NV	0.500%	1/16/29	EUR	7,500	6,815
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	6,549
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	5,173
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,572
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,544	1,642
Koninklijke DSM NV	0.750%	9/28/26	EUR	10,700	10,981
Koninklijke DSM NV	0.250%	6/23/28	EUR	4,000	3,805
Koninklijke DSM NV	0.625%	6/23/32	EUR	8,500	7,459
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,000	5,236
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,944	2,465
Koninklijke KPN NV	0.875%	12/14/32	EUR	7,600	6,440
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,492
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	3,725
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	4,833
LeasePlan Corp. NV	3.500%	4/9/25	EUR	3,276	3,558
LeasePlan Corp. NV	2.125%	5/6/25	EUR	2,900	3,063
LeasePlan Corp. NV	0.250%	2/23/26	EUR	10,891	10,780
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,100	2,038
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,500	6,714
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	8,255
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	6,659
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	3,900	4,029
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	400	422
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	8,502
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,246
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	5,786
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	9,362
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	7,538
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,455
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,490
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	19,880
NN Group NV	1.625%	6/1/27	EUR	3,100	3,146
NN Group NV	4.625%	1/13/48	EUR	6,591	6,982
NN Group NV	4.375%	Perpetual	EUR	5,252	5,702
NN Group NV	4.500%	Perpetual	EUR	5,300	5,622
PostNL NV	1.000%	11/21/24	EUR	957	1,002
PostNL NV	0.625%	9/23/26	EUR	2,457	2,428
Royal Schiphol Group NV	0.000%	4/22/25	EUR	7,578	7,773
Royal Schiphol Group NV	2.000%	10/5/26	EUR	2,000	2,102
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	17,880
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,360
Shell International Finance BV	0.375%	2/15/25	EUR	11,548	12,081
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	12,411
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,355
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	8,103
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	4,192

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	4,741
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	2,666
Shell International Finance BV	1.875%	4/7/32	EUR	8,913	8,537
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	3,390
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,480
Stedin Holding NV	0.875%	10/24/25	EUR	6,650	6,872
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	2,252
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,569
TenneT Holding BV	1.000%	6/13/26	EUR	100	103
TenneT Holding BV	1.375%	6/5/28	EUR	22,013	22,219
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	5,113
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	5,109
TenneT Holding BV	0.500%	6/9/31	EUR	4,000	3,644
TenneT Holding BV	0.125%	11/30/32	EUR	500	417
TenneT Holding BV	1.250%	10/24/33	EUR	822	741
TenneT Holding BV	0.875%	6/16/35	EUR	7,700	6,526
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,517
TenneT Holding BV	1.500%	6/3/39	EUR	5,862	4,933
TenneT Holding BV	0.500%	11/30/40	EUR	5,916	4,192
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	4,168
TenneT Holding BV	2.750%	5/17/42	EUR	8,100	7,798
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	4,309
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	1,902
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	2,266
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	2,085
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,425
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,300	1,192
					998,760
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	16,876	15,847
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,672
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,737	1,831
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,457	2,529
ASB Finance Ltd.	0.250%	5/21/31	EUR	34,362	29,436
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	558
BNZ International Funding Ltd.	0.500%	7/3/24	EUR	15,500	16,444
Chorus Ltd.	3.625%	9/7/29	EUR	2,000	2,159
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	837	874
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	130
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,225
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	3,910	4,140
					77,845
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	3,200	2,913
DNB Bank ASA	2.625%	6/10/26	GBP	15,300	18,181
DNB Bank ASA	4.000%	8/17/27	GBP	7,000	8,384
DNB Bank ASA	3.125%	9/21/27	EUR	2,400	2,590
DNB Bank ASA	0.375%	1/18/28	EUR	200	195
DNB Bank ASA	0.250%	2/23/29	EUR	12,000	11,020
DNB Bank ASA	4.000%	3/14/29	EUR	3,000	3,342
DNB Bank ASA	4.625%	2/28/33	EUR	4,000	4,347
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	4,913	5,159
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,369	7,550
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	20,507
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	25,353
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	822	856
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	8,563
Equinor ASA	2.875%	9/10/25	EUR	16,016	17,449
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,612
Equinor ASA	0.750%	11/9/26	EUR	6,953	6,997
Equinor ASA	1.250%	2/17/27	EUR	9,681	9,862
Equinor ASA	6.125%	11/27/28	GBP	4,302	5,725
Equinor ASA	6.875%	3/11/31	GBP	3,477	4,976
Equinor ASA	1.375%	5/22/32	EUR	12,567	11,604
Equinor ASA	1.625%	2/17/35	EUR	4,501	4,005
Equinor ASA	1.625%	11/9/36	EUR	1,004	864

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,609
Norsk Hydro ASA	1.125%	4/11/25	EUR	642	668
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	8,500	8,867
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	400	406
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	4,897
SpareBank 1 Boligkreditt A/S	0.375%	6/26/24	EUR	15,000	15,915
SpareBank 1 Boligkreditt A/S	0.500%	1/30/25	EUR	15,000	15,697
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	4,916
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	20,162
SpareBank 1 Boligkreditt A/S	0.125%	1/20/28	EUR	20,000	19,075
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,913	4,783
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,913	4,430
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,947	4,489
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	4,913	5,154
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	27,274	27,814
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	12,264	12,920
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,560
Statkraft A/S	1.125%	3/20/25	EUR	7,369	7,762
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,294
Statnett SF	0.875%	3/8/25	EUR	308	322
Statnett SF	1.250%	4/26/30	EUR	1,847	1,767
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	3,435
Telenor ASA	2.500%	5/22/25	EUR	1,184	1,278
Telenor ASA	0.750%	5/31/26	EUR	7,911	8,014
Telenor ASA	1.125%	5/31/29	EUR	6,614	6,325
					383,613
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	2,773	3,052
Polski Koncern Naftowy ORLEN SA	1.125%	5/27/28	EUR	1,000	934
					3,986
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,644
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	6,862
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	4,300	4,137
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,200	8,387
EDP Finance BV	2.000%	4/22/25	EUR	7,811	8,403
EDP Finance BV	1.625%	1/26/26	EUR	12,849	13,542
EDP Finance BV	0.375%	9/16/26	EUR	4,913	4,887
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,407
Energias de Portugal SA	2.875%	6/1/26	EUR	5,900	6,355
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,309
					59,933
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	2,750
NE Property BV	3.375%	7/14/27	EUR	393	384
NE Property BV	2.000%	1/20/30	EUR	2,000	1,591
					4,725
Singapore (0.0%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	1,250	920
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	4,913	5,113
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	9,335
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	4,587	5,049
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	4,160
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,737
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,141	6,416
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	14,015
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	500	363
					47,108
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	100	105
Anglo American Capital plc	1.625%	3/11/26	EUR	1,315	1,372
					1,477
Spain (0.9%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,600	1,501
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,500	2,713

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	5,000	5,513
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	108
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	2,066
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	309
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,747
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	597
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	3,729
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,759
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	2,898
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	16,500	16,449
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,814
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,719
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	2,895
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,000	2,070
Amadeus IT Group SA	2.500%	5/20/24	EUR	2,000	2,171
Amadeus IT Group SA	1.875%	9/24/28	EUR	3,300	3,325
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	19,883
AYT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,504
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,500	1,625
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,500	1,576
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,600	3,990
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	7,483
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	5,300	5,154
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	32,000	31,646
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	7,108
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	8,000	8,652
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/29	EUR	3,700	4,176
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	4,100	4,157
Banco de Sabadell SA	0.625%	6/10/24	EUR	14,900	15,858
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,700	8,679
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,462
Banco Santander SA	1.375%	7/31/24	GBP	2,000	2,388
Banco Santander SA	1.125%	11/27/24	EUR	7,200	7,627
Banco Santander SA	0.463%	12/5/24	JPY	1,000,000	7,309
Banco Santander SA	1.125%	1/17/25	EUR	2,000	2,105
Banco Santander SA	2.500%	3/18/25	EUR	4,800	5,140
Banco Santander SA	1.000%	4/7/25	EUR	21,100	22,138
Banco Santander SA	1.375%	1/5/26	EUR	2,000	2,060
Banco Santander SA	1.500%	1/25/26	EUR	12,700	13,286
Banco Santander SA	3.875%	2/6/26	EUR	100	111
Banco Santander SA	3.250%	4/4/26	EUR	5,500	5,894
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,919
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,925
Banco Santander SA	0.500%	2/4/27	EUR	4,500	4,340
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,250
Banco Santander SA	0.500%	3/24/27	EUR	10,800	10,660
Banco Santander SA	4.625%	5/4/27	EUR	900	1,039
Banco Santander SA	2.375%	9/8/27	EUR	20,000	21,177
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,490
Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,386
Banco Santander SA	0.200%	2/11/28	EUR	7,300	6,776
Banco Santander SA	0.310%	6/9/28	CHF	3,465	3,453
Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,462
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,496
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,021
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,624
Banco Santander SA	2.750%	9/8/32	EUR	25,000	26,061
Banco Santander SA	2.000%	11/27/34	EUR	5,700	5,398
Bankinter SA	1.000%	2/5/25	EUR	4,000	4,198
Bankinter SA	1.250%	2/7/28	EUR	100	100
CaixaBank SA	1.125%	5/17/24	EUR	4,000	4,286
CaixaBank SA	0.625%	10/1/24	EUR	2,000	2,107
CaixaBank SA	0.375%	2/3/25	EUR	2,000	2,074
CaixaBank SA	4.000%	2/3/25	EUR	6,100	6,753
CaixaBank SA	3.875%	2/17/25	EUR	29,800	32,921
CaixaBank SA	0.625%	3/27/25	EUR	8,900	9,264
CaixaBank SA	1.000%	9/25/25	EUR	5,500	5,703

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,107
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,526
CaixaBank SA	0.750%	7/9/26	EUR	13,300	13,317
CaixaBank SA	0.750%	7/10/26	EUR	11,200	11,516
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,486
CaixaBank SA	0.375%	11/18/26	EUR	4,000	3,979
CaixaBank SA	1.250%	1/11/27	EUR	200	204
CaixaBank SA	1.000%	1/17/28	EUR	17,900	17,704
CaixaBank SA	3.500%	4/6/28	GBP	5,000	5,664
CaixaBank SA	0.750%	5/26/28	EUR	10,900	10,365
CaixaBank SA	0.500%	2/9/29	EUR	6,500	5,950
CaixaBank SA	2.250%	4/17/30	EUR	11,700	11,962
CaixaBank SA	5.375%	11/14/30	EUR	3,000	3,423
CaixaBank SA	1.250%	6/18/31	EUR	3,000	2,895
CaixaBank SA	6.250%	2/23/33	EUR	2,500	2,804
CaixaBank SA	6.875%	10/25/33	GBP	3,000	3,676
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,717
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,300	3,441
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,700	1,802
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	552
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,723
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	3,149
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,600	2,753
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	102
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,500	2,666
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	1,964
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,500	2,713
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	100	106
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,500	6,809
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,562
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	2,123
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	3,100	2,950
Iberdrola International BV	1.875%	10/8/24	EUR	200	216
Iberdrola International BV	0.375%	9/15/25	EUR	8,300	8,584
Iberdrola International BV	1.125%	4/21/26	EUR	2,200	2,287
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	5,619
Iberdrola International BV	1.874%	Perpetual	EUR	15,800	15,648
Iberdrola International BV	2.250%	Perpetual	EUR	12,300	10,987
Iberdrola International BV	3.250%	Perpetual	EUR	11,800	12,493
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,300	2,440
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,378
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,086
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	972
Mapfre SA	1.625%	5/19/26	EUR	600	620
Mapfre SA	4.375%	3/31/47	EUR	2,600	2,726
Mapfre SA	4.125%	9/7/48	EUR	3,600	3,662
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,764	4,992
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	6,200	5,217
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,258
Naturgy Finance BV	0.875%	5/15/25	EUR	3,900	4,067
Naturgy Finance BV	1.250%	4/19/26	EUR	4,400	4,527
Naturgy Finance BV	1.375%	1/19/27	EUR	100	102
Naturgy Finance BV	1.500%	1/29/28	EUR	1,000	1,006
Naturgy Finance BV	0.750%	11/28/29	EUR	3,200	2,954
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	5,139	5,300
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,763
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	17,700	20,665
Prosegur Cash SA	1.375%	2/4/26	EUR	500	519
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	100	106
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	200	207
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	1,200	1,240
Redexis Gas Finance BV	1.875%	5/28/25	EUR	4,000	4,220
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	7,731
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	2,000	1,827
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,435
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	2,871
Repsol International Finance BV	3.750%	Perpetual	EUR	3,500	3,593

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Repsol International Finance BV	4.247%	Perpetual	EUR	3,500	3,460
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	5,318
Repsol International Finance BV	0.250%	8/2/27	EUR	500	483
Santander Consumer Finance SA	0.375%	6/27/24	EUR	5,000	5,293
Santander Consumer Finance SA	0.375%	1/17/25	EUR	9,600	9,978
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	1,962
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	10,377
Telefonica Emisiones SA	5.375%	2/2/26	GBP	707	889
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,089
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	10,404
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	415
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	4,322
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,597
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	5,972
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	5,405
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,900	12,247
Telefonica Emisiones SA	1.807%	5/21/32	EUR	7,900	7,453
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	3,082
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	4,091
Unicaja Banco SA	4.500%	6/30/25	EUR	400	438
Unicaja Banco SA	1.000%	12/1/26	EUR	3,700	3,652
					845,232
Sweden (1.0%)
Akelius Residential Property AB	1.750%	2/7/25	EUR	777	801
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,455	1,679
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	3,439
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	4,179
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	3,125	3,199
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	1,066
Atlas Copco AB	0.625%	8/30/26	EUR	100	102
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	2,197
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	743
Balder Finland OYJ	2.000%	1/18/31	EUR	2,000	1,412
Castellum AB	0.750%	9/4/26	EUR	2,329	2,065
Castellum Helsinki Finance Holding Abp	2.000%	3/24/25	EUR	2,900	2,902
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	3,730	2,707
Danske Hypotek AB	1.000%	12/17/25	SEK	268,000	24,509
EQT AB	2.375%	4/6/28	EUR	3,500	3,404
EQT AB	2.875%	4/6/32	EUR	5,400	4,745
Essity AB	1.625%	3/30/27	EUR	822	845
Essity AB	0.250%	2/8/31	EUR	5,684	4,783
Fastighets AB Balder	1.125%	1/29/27	EUR	3,300	2,807
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	994
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	6,652	5,826
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	7,391	6,026
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	2,500	2,008
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	2,962	2,042
Investor AB	0.375%	10/29/35	EUR	4,500	3,354
Investor AB	1.500%	6/20/39	EUR	7,000	5,540
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	78,500	7,438
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	37,578
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,457	2,606
Nordea Hypotek AB	1.000%	9/18/24	SEK	643,100	60,470
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,251
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	34,849
Nordea Hypotek AB	3.500%	9/20/28	SEK	150,000	14,611
Sagax AB	2.250%	3/13/25	EUR	491	511
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	4,706
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	77
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	1,200	1,159
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	2,913	2,166
Sandvik AB	2.125%	6/7/27	EUR	2,500	2,616
SBB Treasury OYJ	0.750%	12/14/28	EUR	6,713	4,445
SBB Treasury OYJ	1.125%	11/26/29	EUR	2,200	1,414
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	26,000	2,434
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	570,000	52,132
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,725	9,885

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	15,841
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	3,218
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	11,000	10,505
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	590
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	4,526
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	8,286	8,943
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	4,299
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	2,201
SKF AB	0.250%	2/15/31	EUR	2,845	2,378
Stadshypotek AB	1.500%	12/3/24	SEK	602,000	56,585
Stadshypotek AB	0.500%	7/11/25	EUR	1,455	1,506
Stadshypotek AB	0.375%	3/13/26	EUR	16,804	17,043
Stadshypotek AB	0.500%	6/1/26	SEK	584,000	52,073
Stadshypotek AB	0.125%	10/5/26	EUR	100	99
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	23,861
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,425
Stadshypotek AB	2.500%	12/1/27	SEK	434,000	40,581
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,526
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,457	2,601
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	14,204	14,909
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,958	9,638
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	10,000	9,752
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	13,500	12,699
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	4,245
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,659
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	174,000	16,497
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	5,365	5,611
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	656,000	59,984
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,457	2,532
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,514
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	384
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	25,717
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	23,433
Swedbank AB	0.750%	5/5/25	EUR	7,908	8,191
Swedbank AB	0.250%	11/2/26	EUR	9,767	9,492
Swedbank AB	1.300%	2/17/27	EUR	4,900	4,839
Swedbank AB	0.300%	5/20/27	EUR	13,262	12,906
Swedbank AB	1.375%	12/8/27	GBP	6,100	6,635
Swedbank AB	0.200%	1/12/28	EUR	11,759	10,749
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,457	2,619
Swedbank Hypotek AB	1.000%	9/18/24	SEK	846,900	79,460
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	2,056
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,913	5,014
Swedbank Hypotek AB	1.375%	5/31/27	EUR	18,800	19,276
Tele2 AB	1.125%	5/15/24	EUR	4,046	4,331
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,534
Tele2 AB	0.750%	3/23/31	EUR	896	769
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	1,300	1,133
Telia Co. AB	3.875%	10/1/25	EUR	954	1,059
Telia Co. AB	0.125%	11/27/30	EUR	5,255	4,482
Telia Co. AB	2.125%	2/20/34	EUR	5,961	5,572
Telia Co. AB	1.625%	2/23/35	EUR	1,100	953
Telia Co. AB	1.375%	5/11/81	EUR	2,100	2,047
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,954
Vattenfall AB	0.050%	10/15/25	EUR	2,863	2,903
Vattenfall AB	6.875%	4/15/39	GBP	2,457	3,573
Volvo Treasury AB	2.000%	8/19/27	EUR	1,000	1,035
					977,679
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	7,151	6,328
Adecco International Financial Services BV	1.000%	12/2/24	EUR	552	583
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,854
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	1,600	1,590
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	7,461	7,913
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	18,358
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	968
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,456

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,316
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,637	2,820
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	3,000	2,987
Credit Suisse AG	1.125%	12/15/25	GBP	3,000	3,325
Credit Suisse AG	0.250%	1/5/26	EUR	10,800	10,572
Credit Suisse AG	1.500%	4/10/26	EUR	382	384
Credit Suisse Group AG	1.250%	7/17/25	EUR	18,459	19,076
Credit Suisse Group AG	2.750%	8/8/25	GBP	1,000	1,145
Credit Suisse Group AG	2.125%	9/12/25	GBP	6,953	8,105
Credit Suisse Group AG	3.250%	4/2/26	EUR	17,997	18,724
Credit Suisse Group AG	2.125%	10/13/26	EUR	4,000	4,033
Credit Suisse Group AG	1.000%	6/24/27	EUR	3,988	3,814
Credit Suisse Group AG	0.650%	1/14/28	EUR	17,725	16,331
Credit Suisse Group AG	2.250%	6/9/28	GBP	8,521	9,037
Credit Suisse Group AG	7.750%	3/1/29	EUR	10,000	11,996
Credit Suisse Group AG	0.650%	9/10/29	EUR	9,241	7,663
Credit Suisse Group AG	2.125%	11/15/29	GBP	500	502
Credit Suisse Group AG	0.625%	1/18/33	EUR	5,900	4,256
Credit Suisse Group AG	7.375%	9/7/33	GBP	2,500	3,338
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,590	5,928
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	3,078
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	13,249	13,431
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	5,065
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	4,852
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	4,972
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,738
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	5,464
Holcim Finance Luxembourg SA	1.500%	4/6/25	EUR	3,000	3,168
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,100	4,427
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,774
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	2,892
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	4,850
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	1,249	1,078
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	6,214
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	3,413
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,323
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	1,006
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	653
Novartis AG	0.625%	11/13/29	CHF	1,355	1,392
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,563
Novartis Finance SA	0.000%	9/23/28	EUR	9,000	8,462
Novartis Finance SA	1.375%	8/14/30	EUR	3,956	3,887
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,200	5,767
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,455	2,651
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,920	4,215
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,835	6,646
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	5,552
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,701
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	10,637
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,127
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	12,907
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	19,394
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	10,412
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,501
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	4,101
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,530
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	14,000
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	7,653
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	30,285
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	3,682
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	7,576
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	1,068
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	46,179
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	42,795
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	4,852
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	1,081
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	14,452

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	1,741
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	4,385
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	14,761
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	7,159
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	3,798
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	5,735
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,285	7,699
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,455	2,417
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	9,185
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,223
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,597
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	972
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,298
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	1,773
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	1,839
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	2,605
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,207
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	3,522
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	2,545
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	3,494
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	3,958
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	15,915	17,459
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,080	1,189
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	7,355	8,005
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,455	2,666
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,475	1,657
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,030	7,555
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	3,811
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	5,147
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	28,749
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	4,305
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,415
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	3,025	3,093
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	2,624
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	12,564
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,040	16,446
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	12,178
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,496
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	14,284
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	8,662
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	4,695
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	3,614
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	14,687
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	23,786
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	4,843
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	6,916
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	2,815
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	17,188
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	6,642
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	6,023
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	4,364
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	2,256
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	4,008
Richemont International Holding SA	1.000%	3/26/26	EUR	7,550	7,886
Richemont International Holding SA	1.500%	3/26/30	EUR	3,000	2,978
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	3,388
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	6,705
Richemont International Holding SA	1.625%	5/26/40	EUR	4,913	3,987
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	5,400	5,392
St. Galler Kantonalbank	0.500%	6/24/25	CHF	210	228
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	5,314
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	3,900	3,588
Swisscom AG	1.750%	7/10/24	CHF	985	1,099
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,144	3,255
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,471
UBS AG	0.500%	3/31/31	EUR	4,600	3,893
UBS Group AG	1.500%	11/30/24	EUR	3,675	3,864

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	0.250%	1/29/26	EUR	2,457	2,491
UBS Group AG	1.250%	9/1/26	EUR	12,959	12,841
UBS Group AG	0.250%	2/24/28	EUR	8,784	7,913
UBS Group AG	0.250%	11/5/28	EUR	10,959	9,850
UBS Group AG	4.375%	1/11/31	EUR	4,000	4,298
UBS Group AG	0.875%	11/3/31	EUR	12,176	9,786
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,302
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,455	2,623
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	853
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	10,336
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,805
Zuercher Kantonalbank	0.010%	1/21/33	CHF	3,000	2,751
Zurich Finance Ireland DAC	5.125%	11/23/52	GBP	4,000	4,567
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	5,953
					1,030,340
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	104
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,165
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	1,003
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	647
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	8,696
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,147
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,498	1,672
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	9,170	9,054
MDGH - GMTN BV	6.875%	3/14/26	GBP	225	297
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,617
					26,402
United Kingdom (2.3%)
3i Group plc	5.750%	12/3/32	GBP	2,439	3,095
3i Group plc	3.750%	6/5/40	GBP	1,300	1,223
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,558
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,404	1,712
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	498
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	567
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,046
ABP Finance plc	6.250%	12/14/26	GBP	2,141	2,738
Admiral Group plc	5.500%	7/25/24	GBP	1,184	1,471
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,337
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	836
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	4,219	5,421
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,608
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,830
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,299
Anchor Hanover Group	2.000%	7/21/51	GBP	1,491	1,031
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	1,411	1,650
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,381	10,425
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	16,468
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,673
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	327
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	1,096
Anglo American Capital plc	5.000%	3/15/31	EUR	5,000	5,631
Annington Funding plc	1.650%	7/12/24	EUR	4,815	5,080
Annington Funding plc	2.646%	7/12/25	GBP	1,455	1,699
Annington Funding plc	3.184%	7/12/29	GBP	4,526	4,774
Annington Funding plc	3.685%	7/12/34	GBP	3,595	3,553
Annington Funding plc	3.935%	7/12/47	GBP	3,513	3,079
Arqiva Financing plc	4.882%	12/31/32	GBP	1,319	1,577
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	1,987
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,888	3,450
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,365	1,633
Assura Financing plc	1.625%	6/30/33	GBP	1,100	955
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,721
Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,565
AstraZeneca plc	0.750%	5/12/24	EUR	8,700	9,349
AstraZeneca plc	0.375%	6/3/29	EUR	15,000	13,867
AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,670

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aviva plc	1.875%	11/13/27	EUR	4,906	5,009
Aviva plc	4.000%	10/2/30	CAD	1,537	1,042
Aviva plc	3.875%	7/3/44	EUR	1,210	1,304
Aviva plc	3.375%	12/4/45	EUR	2,908	3,026
Aviva plc	4.375%	9/12/49	GBP	1,453	1,622
Aviva plc	4.000%	6/3/55	GBP	1,804	1,777
Aviva plc	6.875%	5/20/58	GBP	4,223	5,620
Babcock International Group plc	1.875%	10/5/26	GBP	1,906	2,091
Babcock International Group plc	1.375%	9/13/27	EUR	217	213
Backward 2017 Ltd.	2.125%	3/25/53	GBP	2,000	1,355
Bank of Scotland plc	4.875%	12/20/24	GBP	684	858
Barclays plc	0.750%	6/9/25	EUR	5,000	5,301
Barclays plc	1.375%	1/24/26	EUR	8,047	8,408
Barclays plc	3.000%	5/8/26	GBP	6,165	7,157
Barclays plc	3.250%	2/12/27	GBP	11,031	12,656
Barclays plc	2.166%	6/23/27	CAD	1,591	1,057
Barclays plc	0.877%	1/28/28	EUR	7,200	6,899
Barclays plc	4.000%	6/26/29	AUD	1,000	575
Barclays plc	0.577%	8/9/29	EUR	13,552	11,997
Barclays plc	3.750%	11/22/30	GBP	2,261	2,608
Barclays plc	6.369%	1/31/31	GBP	3,000	3,807
Barclays plc	1.125%	3/22/31	EUR	5,179	4,943
Barclays plc	1.106%	5/12/32	EUR	5,552	4,583
Barclays plc	8.407%	11/14/32	GBP	3,500	4,561
Barclays plc	3.250%	1/17/33	GBP	5,100	5,102
Barclays plc	5.262%	1/29/34	EUR	3,000	3,327
BAT Capital Corp.	2.125%	8/15/25	GBP	1,687	1,962
BAT International Finance plc	2.750%	3/25/25	EUR	2,908	3,147
BAT International Finance plc	4.000%	9/4/26	GBP	2,100	2,486
BAT International Finance plc	1.250%	3/13/27	EUR	3,843	3,814
BAT International Finance plc	2.250%	6/26/28	GBP	13,500	13,969
BAT International Finance plc	2.250%	1/16/30	EUR	8,823	8,090
BAT International Finance plc	6.000%	11/24/34	GBP	2,313	2,622
BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,473
BAT International Finance plc	2.250%	9/9/52	GBP	1,559	779
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	14,913	16,070
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	9,293
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,567
Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,430
BG Energy Capital plc	5.125%	12/1/25	GBP	2,962	3,739
BG Energy Capital plc	2.250%	11/21/29	EUR	3,101	3,150
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,441
Blend Funding plc	3.459%	9/21/49	GBP	4,500	4,335
Blend Funding plc	2.922%	4/5/56	GBP	2,545	2,072
BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	2,956
BP Capital Markets BV	1.467%	9/21/41	EUR	981	694
BP Capital Markets plc	1.177%	8/12/23	GBP	1,499	1,863
BP Capital Markets plc	0.900%	7/3/24	EUR	9,053	9,679
BP Capital Markets plc	0.830%	9/19/24	EUR	3,910	4,167
BP Capital Markets plc	2.030%	2/14/25	GBP	687	820
BP Capital Markets plc	1.953%	3/3/25	EUR	3,550	3,818
BP Capital Markets plc	3.470%	5/15/25	CAD	1,351	978
BP Capital Markets plc	1.077%	6/26/25	EUR	2,592	2,727
BP Capital Markets plc	2.972%	2/27/26	EUR	2,547	2,776
BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	6,391
BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	6,727
BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	14,485
BP Capital Markets plc	0.831%	11/8/27	EUR	7,369	7,270
BP Capital Markets plc	2.519%	4/7/28	EUR	1,767	1,863
BP Capital Markets plc	2.822%	4/7/32	EUR	10,599	10,800
BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	6,741
BP Capital Markets plc	3.250%	Perpetual	EUR	7,471	7,580
BP Capital Markets plc	3.625%	Perpetual	EUR	9,089	8,677
BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	5,518
BPHA Finance plc	4.816%	4/11/44	GBP	987	1,167
British Land Co. plc	2.375%	9/14/29	GBP	913	921
British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,806

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	British Telecommunications plc	1.500%	6/23/27	EUR	5,113	5,201
	British Telecommunications plc	5.750%	12/7/28	GBP	474	607
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	2,847
	British Telecommunications plc	3.125%	11/21/31	GBP	800	853
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,588
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	3,344
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,170	3,825
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	866
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	3,024
	Burberry Group plc	1.125%	9/21/25	GBP	2,457	2,808
	Cadent Finance plc	0.625%	9/22/24	EUR	14,740	15,558
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	5,676
	Cadent Finance plc	0.625%	3/19/30	EUR	22,317	19,616
	Cadent Finance plc	0.750%	3/11/32	EUR	857	721
	Cadent Finance plc	2.250%	10/10/35	GBP	4,778	4,220
	Cadent Finance plc	2.625%	9/22/38	GBP	1,690	1,455
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	3,203
	Cadent Finance plc	2.750%	9/22/46	GBP	502	385
	Cardiff University	3.000%	12/7/55	GBP	1,004	890
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,297
	CCEP Finance Ireland DAC	0.000%	9/6/25	EUR	5,000	5,068
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	3,713
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,276	2,767
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,296	974
	Centrica plc	4.375%	3/13/29	GBP	8,324	9,826
	Centrica plc	7.000%	9/19/33	GBP	3,455	4,819
	Centrica plc	4.250%	9/12/44	GBP	5,567	5,581
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	3,553
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,975
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,591
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,211
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,985
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	7,956	8,318
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	191
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	2,834
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,484
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	5,545	5,836
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	100
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	5,955
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	93
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	6,816
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,429
	Clarion Funding plc	2.625%	1/18/29	GBP	802	887
	Clarion Funding plc	1.250%	11/13/32	GBP	2,900	2,605
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,674
	Clarion Funding plc	3.125%	4/19/48	GBP	1,076	932
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	4,541
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	7,979
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	9,454	10,008
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	2,267
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	7,315
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	2,818	3,023
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,455	1,565
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,916	6,194
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,562
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	6,128
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	3,588
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	868	926
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	4,038
	Compass Group plc	2.000%	9/5/25	GBP	200	237
	Compass Group plc	2.000%	7/3/29	GBP	3,072	3,320
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,104	1,131
	Coventry Building Society	2.000%	12/20/30	GBP	2,062	2,008
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,455	1,727
	Crh Finance UK plc	4.125%	12/2/29	GBP	2,773	3,279
[1,6]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	115	152
	Dali Capital plc	4.799%	12/21/37	GBP	200	240

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Derby Healthcare plc	5.564%	6/30/41	GBP	373	477
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,283
	Diageo Capital BV	0.125%	9/28/28	EUR	700	656
	Diageo Finance plc	0.500%	6/19/24	EUR	486	518
	Diageo Finance plc	1.750%	9/23/24	EUR	800	863
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	5,714
	Diageo Finance plc	2.500%	3/27/32	EUR	8,569	8,734
	Diageo Finance plc	1.250%	3/28/33	GBP	3,459	3,181
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	960
	DS Smith plc	1.375%	7/26/24	EUR	200	214
	DS Smith plc	0.875%	9/12/26	EUR	4,981	4,984
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,893	2,155
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	164
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	457
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,182	1,093
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,180
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,801
	easyJet FinCo BV	1.875%	3/3/28	EUR	15,474	14,946
	Electricity North West Ltd.	8.875%	3/25/26	GBP	977	1,342
	EMH Treasury plc	4.500%	1/29/44	GBP	449	512
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	775	1,014
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,635	1,530
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,337	1,326
	Firstgroup plc	6.875%	9/18/24	GBP	1,301	1,636
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	777
	Futures Treasury plc	3.375%	2/8/44	GBP	1,306	1,264
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	552	693
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,800	11,313
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	200	210
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	5,036
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	1,918
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	2,100	1,775
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,836
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	200	214
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	488	547
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	9,724
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	103
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	2,245
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	12,276	13,048
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	7,298
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,749
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	12,189	11,000
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	821
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,741
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,624
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,577
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	104
	Grainger plc	3.000%	7/3/30	GBP	900	887
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,509
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	150	196
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	333	393
	Greene King Finance plc	5.318%	9/15/31	GBP	200	234
	Greene King Finance plc	5.106%	3/15/34	GBP	452	513
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	413	442
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,389
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	65
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	705	758
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,686	2,374
	Hammerson plc	7.250%	4/21/28	GBP	1,951	2,257
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,427
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	11,684	12,182
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	8,492
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,781
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	2,232	1,527
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	9,004	8,520
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,559	2,478
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,658

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,527	2,045
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,096	1,936
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,419	985
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	5,000	4,497
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	2,100	1,431
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,493	1,644
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,485
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	6,231	8,027
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,228	1,335
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	337
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	808
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	3,806
	Home Group Ltd.	3.125%	3/27/43	GBP	1,004	907
[1]	Housing & Care 21	3.288%	11/8/49	GBP	980	886
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	80
	HSBC Holdings plc	0.875%	9/6/24	EUR	13,642	14,466
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,459	10,176
	HSBC Holdings plc	0.309%	11/13/26	EUR	25,859	26,005
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,234	3,720
	HSBC Holdings plc	2.500%	3/15/27	EUR	1,276	1,341
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	5,716
	HSBC Holdings plc	1.750%	7/24/27	GBP	9,029	9,984
	HSBC Holdings plc	4.752%	3/10/28	EUR	5,000	5,589
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	21,485
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,660
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,400	1,789
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	5,519
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	5,168
	HSBC Holdings plc	4.787%	3/10/32	EUR	4,000	4,469
	HSBC Holdings plc	6.364%	11/16/32	EUR	7,000	7,902
	HSBC Holdings plc	8.201%	11/16/34	GBP	3,500	4,672
	HSBC Holdings plc	7.000%	4/7/38	GBP	4,950	6,306
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	4,299
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	54	68
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	4,920	3,016
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	1,937
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	3,950
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	552	583
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	235
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	7,753
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	4,013
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,499	1,408
	Informa plc	3.125%	7/5/26	GBP	919	1,071
	Informa plc	1.250%	4/22/28	EUR	2,030	1,941
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,600	1,439
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,902	2,366
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,603
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	433
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,624
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	996	928
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,338
	Leeds Building Society	0.500%	7/3/24	EUR	200	212
	Leeds Building Society	1.500%	3/16/27	GBP	1,724	1,913
	Leeds Building Society	1.375%	10/6/27	GBP	12,606	13,330
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,574
	Legal & General Group plc	5.375%	10/27/45	GBP	1,635	2,008
	Legal & General Group plc	5.125%	11/14/48	GBP	452	536
	Legal & General Group plc	4.500%	11/1/50	GBP	4,400	4,855
	Legal & General Group plc	5.500%	6/27/64	GBP	1,098	1,242
	Lendlease Europe Finance plc	3.500%	12/2/33	GBP	1,896	1,549
	Liberty Living Finance plc	2.625%	11/28/24	GBP	1,004	1,191
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,603	2,428
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	912	1,130
	Linde Finance BV	0.550%	5/19/32	EUR	6,800	5,870
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	701
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,306
	Lloyds Bank plc	5.125%	3/7/25	GBP	7,460	9,368

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Bank plc	0.625%	3/26/25	EUR	200	209
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	4,890
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	1,879
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	6,807
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	17,629
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,004	1,205
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,374	976
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	5,840	3,763
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	900,000	6,592
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,139	5,379
	Lloyds Banking Group plc	3.500%	4/1/26	EUR	5,000	5,454
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,516
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,679	1,806
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	8,721
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,455	6,257
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	3,861
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,279
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	3,399
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	2,800	2,732
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	120
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	506
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	3,155
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,727
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	720
	London Power Networks plc	6.125%	6/7/27	GBP	238	309
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,646
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	6,648
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	3,072
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	67	82
	Lseg Netherlands BV	0.000%	4/6/25	EUR	5,000	5,147
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	5,101
	M&G plc	5.625%	10/20/51	GBP	3,496	4,044
	M&G plc	5.560%	7/20/55	GBP	5,623	6,337
	M&G plc	6.340%	12/19/63	GBP	2,590	2,924
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,004	1,209
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,606
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	2,262
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	429	491
[1,7]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	114
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	1,017
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	516
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,263
	Morhomes plc	3.400%	2/19/40	GBP	913	918
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,828	3,885
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	5,175
	Motability Operations Group plc	0.125%	7/20/28	EUR	9,056	8,431
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	5,087
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,338
	Motability Operations Group plc	3.500%	7/17/31	EUR	2,500	2,734
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	606
	Motability Operations Group plc	3.625%	3/10/36	GBP	1,400	1,548
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,739
	Motability Operations Group plc	2.125%	1/18/42	GBP	3,000	2,474
	Myriad Capital plc	4.750%	12/20/43	GBP	500	562
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	2,000	2,173
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,900	6,420
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	19,097	22,624
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,355
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,801
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	2,054
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	2,708
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	2,298
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	1,044
	National Grid plc	2.179%	6/30/26	EUR	1,000	1,058
	National Grid plc	0.163%	1/20/28	EUR	13,000	12,189
	National Grid plc	0.553%	9/18/29	EUR	16,607	14,829
	National Grid plc	2.949%	3/30/30	EUR	6,300	6,499

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid plc	0.750%	9/1/33	EUR	1,100	868
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,992
	National Grid plc	4.275%	1/16/35	EUR	2,000	2,193
	National Westminster Bank plc	0.500%	5/15/24	EUR	4,913	5,236
	Nationwide Building Society	1.250%	3/3/25	EUR	200	211
	Nationwide Building Society	5.625%	1/28/26	GBP	777	1,000
	Nationwide Building Society	1.500%	3/8/26	EUR	10,324	10,782
	Nationwide Building Society	3.000%	5/6/26	GBP	9,866	11,712
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	20,953
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	8,745
	Nationwide Building Society	0.250%	9/14/28	EUR	6,194	5,596
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,557
	Nationwide Building Society	2.000%	7/25/29	EUR	5,788	6,100
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	7,345
	NatWest Group plc	1.750%	3/2/26	EUR	19,048	20,032
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	10,708
	NatWest Group plc	0.670%	9/14/29	EUR	17,400	15,736
	NatWest Group plc	1.043%	9/14/32	EUR	10,000	8,990
	NatWest Group plc	7.416%	6/6/33	GBP	4,000	5,131
	NatWest Markets plc	1.000%	5/28/24	EUR	4,913	5,247
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	19,119
[6]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,598
[6]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,676
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	972
	Next Group plc	3.625%	5/18/28	GBP	3,459	4,000
	NIE Finance plc	2.500%	10/27/25	GBP	1,357	1,595
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,595
	NIE Finance plc	5.875%	12/1/32	GBP	2,000	2,629
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	74
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,728
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	922
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	822	568
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	3,807
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	112
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,613
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	315
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	2,974
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	278
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	952
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	87
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	2,260
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	215	274
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,462
	Optivo Finance plc	5.250%	3/13/43	GBP	3,200	3,914
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,232
	Orbit Capital plc	3.500%	3/24/45	GBP	1,090	1,032
	Orbit Capital plc	3.375%	6/14/48	GBP	126	115
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,923	2,157
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,851
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	973
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	1,012
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,914
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	3,402
	Pearson Funding plc	1.375%	5/6/25	EUR	317	333
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,448
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	699
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,428	1,857
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	6,470
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	2,116
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	5,234	5,216
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	5,981	7,035
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,319	1,508
	Places For People Treasury plc	2.875%	8/17/26	GBP	4,263	4,961
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,456
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	1,934
	Prs Finance plc	1.750%	11/24/26	GBP	9,052	10,367
	Prs Finance plc	2.000%	1/23/29	GBP	8,669	9,595

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,418
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,677
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,507
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,947	5,545
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,457	2,291
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	2,128
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,004	1,057
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	9,015
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,678
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	8,333
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,395
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,501	2,645
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	200	219
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	480
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	1,134
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	1,884
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,229	4,969
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,956	2,489
	Rothesay Life plc	8.000%	10/30/25	GBP	2,200	2,835
	Rothesay Life plc	3.375%	7/12/26	GBP	3,989	4,591
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,593	5,383
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	2,908	3,385
	Royal Mail plc	1.250%	10/8/26	EUR	2,457	2,467
	Sage Group plc	1.625%	2/25/31	GBP	5,392	5,216
	Sanctuary Capital plc	6.697%	3/23/39	GBP	3,048	4,448
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,473
	Sanctuary Capital plc	2.375%	4/14/50	GBP	452	340
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,099	9,620
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	6,999	8,201
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	11,541
	Santander UK plc	0.100%	5/12/24	EUR	9,725	10,330
	Santander UK plc	1.250%	9/18/24	EUR	3,324	3,541
	Santander UK plc	0.500%	1/10/25	EUR	3,956	4,134
	Santander UK plc	5.750%	3/2/26	GBP	2,843	3,669
	Santander UK plc	5.250%	2/16/29	GBP	4,696	6,062
	Santander UK plc	3.875%	10/15/29	GBP	7,552	8,809
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	346
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	1,937
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	590
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	185
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,477
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	3,283
	Segro plc	2.375%	10/11/29	GBP	642	686
	Segro plc	2.875%	10/11/37	GBP	1,600	1,508
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,688	3,248
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	687	722
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	4,000	4,773
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	425
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,249	2,658
	Skipton Building Society	2.000%	10/2/26	GBP	300	340
	Sky Ltd.	2.250%	11/17/25	EUR	200	214
	Sky Ltd.	2.500%	9/15/26	EUR	22,426	23,995
	Sky Ltd.	6.000%	5/21/27	GBP	50	66
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	2,823
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,137
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	302
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,618
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,888
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,186
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,736	4,333
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,265	2,715
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	109
	Southern Housing	3.500%	10/19/47	GBP	777	714
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	11,362	14,691
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	10,186	11,047
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	1,920
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,374

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	55
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	60
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	120
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,897
	SP Distribution plc	5.875%	7/17/26	GBP	687	880
	SP Manweb plc	4.875%	9/20/27	GBP	100	125
	SSE plc	3.125%	Perpetual	EUR	1,000	1,000
	SSE plc	1.250%	4/16/25	EUR	6,321	6,657
	SSE plc	0.875%	9/6/25	EUR	822	853
	SSE plc	8.375%	11/20/28	GBP	1,518	2,189
	SSE plc	1.750%	4/16/30	EUR	9,500	9,187
	SSE plc	6.250%	8/27/38	GBP	3,272	4,379
	SSE plc	4.000%	Perpetual	EUR	5,167	5,187
	Stagecoach Group plc	4.000%	9/29/25	GBP	100	118
	Standard Chartered plc	2.900%	6/28/25	AUD	2,000	1,277
	Standard Chartered plc	1.625%	10/3/27	EUR	347	349
	Standard Chartered plc	0.850%	1/27/28	EUR	2,908	2,806
	Standard Chartered plc	1.200%	9/23/31	EUR	100	94
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,726
	Student Finance plc	2.666%	9/30/29	GBP	777	959
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	64	87
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	435	466
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,172	1,347
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	290	361
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	14,958	15,102
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,113
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	2,000	1,769
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	916	1,282
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,505	1,900
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	4,971	6,079
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,810	3,465
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,749	3,256
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	829	590
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	3,910	4,793
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	5,400	5,136
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	687	796
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,750	2,340
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	4,000	4,415
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	993	1,012
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,500	2,130
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,300	3,077
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,362	1,542
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,686	3,171
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	3,401	2,722
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	2,674	3,263
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	2,538	2,713
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	497	774
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,184	1,659
	THFC Funding No. 2 plc	5.200%	10/11/45	GBP	7,737	9,546
	Together Housing Finance plc	4.500%	12/17/42	GBP	1,400	1,583
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,256
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,670
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	9,725	10,337
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	5,059
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,592	2,566
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	10,413	10,455
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	669
	Unilever plc	1.500%	7/22/26	GBP	100	115
	Unilever plc	1.500%	6/11/39	EUR	2,547	2,132
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,433
	UNITE USAF II plc	3.921%	6/30/30	GBP	1,859	2,238
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	751	731
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	6,260
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	960
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	177
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	4,279
	University College London	1.625%	6/4/61	GBP	2,200	1,357

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	University of Cambridge	3.750%	10/17/52	GBP	406	443
	University of Cambridge	2.350%	6/27/78	GBP	1,452	1,065
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,982
	University of Liverpool	3.375%	6/25/55	GBP	100	97
	University of Manchester	4.250%	7/4/53	GBP	957	1,111
	University of Oxford	2.544%	12/8/17	GBP	4,459	2,971
	Urenco Finance NV	2.375%	12/2/24	EUR	1,906	2,059
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	1,860
	Virgin Money UK plc	2.875%	6/24/25	EUR	3,100	3,307
	Virgin Money UK plc	3.375%	4/24/26	GBP	7,658	8,934
	Virgin Money UK plc	4.000%	9/25/26	GBP	3,200	3,768
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	3,145
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,555	1,814
	Vodafone Group plc	1.875%	9/11/25	EUR	9,725	10,330
	Vodafone Group plc	1.125%	11/20/25	EUR	12,277	12,776
	Vodafone Group plc	5.625%	12/4/25	GBP	586	751
	Vodafone Group plc	2.200%	8/25/26	EUR	2,251	2,399
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	4,514
	Vodafone Group plc	4.200%	12/13/27	AUD	4,590	2,952
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,994
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	5,530
	Vodafone Group plc	1.600%	7/29/31	EUR	6,300	5,940
	Vodafone Group plc	5.900%	11/26/32	GBP	7,210	9,556
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	4,463
	Vodafone Group plc	2.500%	5/24/39	EUR	5,931	5,274
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	3,203
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,895
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	3,174
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	742
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	4,716	6,024
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,241
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	513
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,427
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	396
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,385
	Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	964
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	2,098
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,416
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,383
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	850	1,095
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,517
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,345
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,260
	WHG Treasury plc	4.250%	10/6/45	GBP	1,906	2,112
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	73	85
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	1,055
	WPP Finance 2016	1.375%	3/20/25	EUR	6,908	7,274
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	2,245
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	3,644
	WPP Finance SA	2.250%	9/22/26	EUR	100	105
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	6,255
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	774
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,377	4,444
	Yorkshire Building Society	3.500%	4/21/26	GBP	597	716
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	15,315
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	6,401
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	10,547
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	2,792
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,880
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	51	70
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	3,680
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	790
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	5,970
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	516
						2,295,885

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United States (3.0%)
3M Co.	1.500%	11/9/26	EUR	100	103
3M Co.	1.750%	5/15/30	EUR	831	817
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	9,074
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	4,767
AbbVie Inc.	1.375%	5/17/24	EUR	6,516	7,019
AbbVie Inc.	1.250%	6/1/24	EUR	9,913	10,656
AbbVie Inc.	0.750%	11/18/27	EUR	3,057	2,980
AbbVie Inc.	2.625%	11/15/28	EUR	3,104	3,238
AbbVie Inc.	2.125%	11/17/28	EUR	9,681	9,868
AbbVie Inc.	2.125%	6/1/29	EUR	6,341	6,393
AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,296
Air Lease Corp.	2.625%	12/5/24	CAD	4,037	2,845
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,607	1,702
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,739
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,647	1,433
Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	2,800	3,151
Altria Group Inc.	1.700%	6/15/25	EUR	1,499	1,578
Altria Group Inc.	2.200%	6/15/27	EUR	6,164	6,276
Altria Group Inc.	3.125%	6/15/31	EUR	9,820	9,295
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	3,530
American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	4,774
American International Group Inc.	1.875%	6/21/27	EUR	2,592	2,613
American Medical Systems Europe BV	0.750%	3/8/25	EUR	13,800	14,409
American Medical Systems Europe BV	1.625%	3/8/31	EUR	12,500	11,698
American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,700	5,109
American Tower Corp.	1.950%	5/22/26	EUR	9,811	10,205
American Tower Corp.	0.450%	1/15/27	EUR	6,882	6,658
American Tower Corp.	0.400%	2/15/27	EUR	1,857	1,786
American Tower Corp.	0.500%	1/15/28	EUR	5,757	5,378
American Tower Corp.	0.875%	5/21/29	EUR	4,765	4,291
American Tower Corp.	0.950%	10/5/30	EUR	2,998	2,598
American Tower Corp.	1.250%	5/21/33	EUR	1,000	819
Amgen Inc.	2.000%	2/25/26	EUR	1,274	1,348
Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,779
Amgen Inc.	4.000%	9/13/29	GBP	7,231	8,548
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,051
Aon plc	2.875%	5/14/26	EUR	1,635	1,737
Apple Inc.	2.513%	8/19/24	CAD	13,875	9,969
Apple Inc.	0.875%	5/24/25	EUR	16,289	17,176
Apple Inc.	0.000%	11/15/25	EUR	4,420	4,511
Apple Inc.	3.600%	6/10/26	AUD	940	615
Apple Inc.	2.000%	9/17/27	EUR	3,496	3,686
Apple Inc.	1.375%	5/24/29	EUR	4,260	4,267
Apple Inc.	0.750%	2/25/30	CHF	2,700	2,774
Apple Inc.	0.500%	11/15/31	EUR	2,587	2,316
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,721
Aptiv plc	1.500%	3/10/25	EUR	5,925	6,278
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,640	7,948
AT&T Inc.	2.850%	5/25/24	CAD	2,000	1,442
AT&T Inc.	1.375%	12/4/24	CHF	130	144
AT&T Inc.	4.000%	11/25/25	CAD	5,233	3,800
AT&T Inc.	4.100%	1/19/26	AUD	250	164
AT&T Inc.	0.250%	3/4/26	EUR	1,276	1,283
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,565
AT&T Inc.	5.500%	3/15/27	GBP	750	947
AT&T Inc.	1.600%	5/19/28	EUR	1,000	998
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,326
AT&T Inc.	2.350%	9/5/29	EUR	6,931	7,050
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,748
AT&T Inc.	2.600%	12/17/29	EUR	1,850	1,901
AT&T Inc.	0.800%	3/4/30	EUR	1,906	1,726
AT&T Inc.	3.550%	12/17/32	EUR	6,896	7,312
AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,898
AT&T Inc.	3.375%	3/15/34	EUR	1,364	1,408
AT&T Inc.	2.450%	3/15/35	EUR	2,501	2,301
AT&T Inc.	3.150%	9/4/36	EUR	11,534	11,183

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	2.600%	5/19/38	EUR	7,899	6,941
AT&T Inc.	1.800%	9/14/39	EUR	1,000	770
AT&T Inc.	7.000%	4/30/40	GBP	4,850	6,819
AT&T Inc.	4.250%	6/1/43	GBP	6,514	6,684
AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,524
AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,790
AT&T Inc.	5.100%	11/25/48	CAD	2,850	1,992
Athene Global Funding	3.127%	3/10/25	CAD	2,000	1,415
Athene Global Funding	2.100%	9/24/25	CAD	1,372	936
Athene Global Funding	0.366%	9/10/26	EUR	1,786	1,703
Athene Global Funding	0.832%	1/8/27	EUR	2,000	1,901
Athene Global Funding	1.750%	11/24/27	GBP	9,981	10,310
Athene Global Funding	0.625%	1/12/28	EUR	3,713	3,348
Athene Global Funding	2.470%	6/9/28	CAD	2,356	1,517
Bank of America Corp.	2.300%	7/25/25	GBP	2,908	3,450
Bank of America Corp.	3.407%	9/20/25	CAD	3,071	2,213
Bank of America Corp.	3.515%	3/24/26	CAD	1,471	1,056
Bank of America Corp.	0.808%	5/9/26	EUR	17,256	17,795
Bank of America Corp.	1.949%	10/27/26	EUR	3,000	3,132
Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,678
Bank of America Corp.	1.776%	5/4/27	EUR	10,773	11,053
Bank of America Corp.	1.978%	9/15/27	CAD	4,404	2,965
Bank of America Corp.	3.615%	3/16/28	CAD	7,098	5,016
Bank of America Corp.	1.662%	4/25/28	EUR	1,100	1,097
Bank of America Corp.	0.583%	8/24/28	EUR	16,789	15,899
Bank of America Corp.	3.648%	3/31/29	EUR	2,289	2,464
Bank of America Corp.	2.598%	4/4/29	CAD	2,499	1,669
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	9,462
Bank of America Corp.	0.694%	3/22/31	EUR	19,233	16,754
Bank of America Corp.	3.584%	4/27/31	GBP	2,200	2,469
Bank of America Corp.	0.654%	10/26/31	EUR	27,125	23,074
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,727
Baxter International Inc.	1.300%	5/30/25	EUR	7,068	7,386
Baxter International Inc.	1.300%	5/15/29	EUR	3,595	3,378
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,623	2,673
Becton Dickinson & Co.	1.900%	12/15/26	EUR	5,833	6,078
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	14,335
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,049	3,770
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	2,500	2,726
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,339
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,176
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	6,200	5,811
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,559	3,190
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,322
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	780,000	5,695
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,574	7,638
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	4,369
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	18,990
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,471
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	3,884
Berkshire Hathaway Inc.	0.965%	9/13/39	JPY	500,000	3,299
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,658
Berry Global Inc.	1.500%	1/15/27	EUR	2,786	2,744
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	493
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	4,594
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	1,855
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	4,632
Booking Holdings Inc.	2.375%	9/23/24	EUR	1,906	2,067
Booking Holdings Inc.	0.100%	3/8/25	EUR	16,447	16,990
Booking Holdings Inc.	4.000%	11/15/26	EUR	5,900	6,619
Booking Holdings Inc.	1.800%	3/3/27	EUR	5,275	5,475
Booking Holdings Inc.	0.500%	3/8/28	EUR	11,594	11,098
Booking Holdings Inc.	4.500%	11/15/31	EUR	6,300	7,230
Booking Holdings Inc.	4.750%	11/15/34	EUR	4,900	5,739
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	3,902
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,353
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	835	878

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,730
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,280
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	5,258
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,803	1,543
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,500	2,735
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,866	3,828
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,510	1,291
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,156	1,248
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	957	995
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,535	4,536
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	7,188	6,561
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,366	2,146
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,175	3,762
Citigroup Inc.	2.375%	5/22/24	EUR	1,004	1,091
Citigroup Inc.	4.090%	6/9/25	CAD	1,599	1,158
Citigroup Inc.	2.400%	10/31/25	JPY	3,164,500	23,720
Citigroup Inc.	1.250%	7/6/26	EUR	5,400	5,596
Citigroup Inc.	1.500%	7/24/26	EUR	9,461	9,829
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,746
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	6,106
Citigroup Inc.	2.800%	6/25/27	JPY	199,400	1,584
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	17,919
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,963
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,373
Citigroup Inc.	4.500%	3/3/31	GBP	502	578
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	3,105
Citigroup Inc.	7.375%	9/1/39	GBP	262	413
Coca-Cola Co.	3.250%	6/11/24	AUD	840	551
Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	6,501
Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,667
Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	4,201
Coca-Cola Co.	0.400%	5/6/30	EUR	5,670	5,099
Coca-Cola Co.	0.500%	3/9/33	EUR	5,629	4,690
Coca-Cola Co.	0.375%	3/15/33	EUR	8,413	6,927
Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,482
Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,699
Coca-Cola Co.	0.800%	3/15/40	EUR	3,013	2,156
Coca-Cola Co.	1.000%	3/9/41	EUR	1,600	1,146
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	4,957	5,081
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,645
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,169
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	165
Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,549
Comcast Corp.	1.500%	2/20/29	GBP	3,269	3,432
Comcast Corp.	0.250%	9/14/29	EUR	6,118	5,538
Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,557
Comcast Corp.	0.750%	2/20/32	EUR	2,500	2,187
Comcast Corp.	1.875%	2/20/36	GBP	3,542	3,191
Comcast Corp.	1.250%	2/20/40	EUR	3,702	2,789
Corning Inc.	0.992%	8/10/27	JPY	870,000	6,158
Danaher Corp.	2.500%	3/30/30	EUR	5,590	5,796
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,504	7,561
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,590	1,526
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	3,685	3,251
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,275	5,557
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,108	818
Digital Dutch Finco BV	1.500%	3/15/30	EUR	2,500	2,160
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,684	5,518
Digital Euro Finco LLC	1.125%	4/9/28	EUR	9,633	8,798
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	1,200	925
Digital Intrepid Holding BV	1.375%	7/18/32	EUR	3,000	2,353
Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	5,290
Digital Stout Holding LLC	3.750%	10/17/30	GBP	1,906	2,061
Discovery Communications LLC	2.500%	9/20/24	GBP	3,685	4,443
Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	8,855
Dover Corp.	1.250%	11/9/26	EUR	10,890	11,167
Dover Corp.	0.750%	11/4/27	EUR	3,100	3,010

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Dow Chemical Co.	0.500%	3/15/27	EUR	8,778	8,565
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	3,455
Duke Energy Corp.	3.100%	6/15/28	EUR	10,450	10,985
Duke Energy Corp.	3.850%	6/15/34	EUR	5,400	5,475
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	2,659
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,372
DXC Technology Co.	1.750%	1/15/26	EUR	7,863	8,097
Eastman Chemical Co.	1.500%	5/26/23	EUR	4,913	5,405
Eastman Chemical Co.	1.875%	11/23/26	EUR	15,729	16,402
Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	8,062	8,371
Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,600	1,443
Ecolab Inc.	1.000%	1/15/24	EUR	2,450	2,653
Eli Lilly & Co.	2.125%	6/3/30	EUR	3,956	4,057
Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,341
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,098	2,308
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,725
Emerson Electric Co.	0.375%	5/22/24	EUR	1,025	1,093
Emerson Electric Co.	1.250%	10/15/25	EUR	3,004	3,140
Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	1,025
Equinix Inc.	0.250%	3/15/27	EUR	2,086	1,999
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	3,111
Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,686
Experian Finance plc	1.375%	6/25/26	EUR	100	103
Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,455
Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,771	12,496
Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,968	12,773
FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,524
FedEx Corp.	1.300%	8/5/31	EUR	1,139	1,013
FedEx Corp.	0.950%	5/4/33	EUR	8,109	6,627
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	2,000	2,029
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	13,348
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,080	1,124
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	1,897
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,858	3,107
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	714	625
Fiserv Inc.	2.250%	7/1/25	GBP	100	118
Fiserv Inc.	1.125%	7/1/27	EUR	2,008	1,996
Fiserv Inc.	1.625%	7/1/30	EUR	10,415	9,796
Fiserv Inc.	3.000%	7/1/31	GBP	4,100	4,328
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	558
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	6,344
General Electric Co.	0.875%	5/17/25	EUR	300	313
General Electric Co.	1.500%	5/17/29	EUR	4,771	4,773
General Electric Co.	4.125%	9/19/35	EUR	6,585	7,374
General Electric Co.	2.125%	5/17/37	EUR	3,706	3,233
General Electric Co.	4.875%	9/18/37	GBP	465	522
General Mills Inc.	0.450%	1/15/26	EUR	4,590	4,659
General Mills Inc.	1.500%	4/27/27	EUR	1,004	1,018
General Mills Inc.	3.907%	4/13/29	EUR	1,098	1,215
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	506	609
General Motors Financial Co. Inc.	1.000%	2/24/25	EUR	700	734
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	13,213	13,318
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	2,981	2,703
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,463	1,827
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,370
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,804	1,211
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,840	1,259
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	1,900	1,404
Global Payments Inc.	4.875%	3/17/31	EUR	11,380	12,714
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	15,897	17,159
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	7,122	7,676
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,439	2,670
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,656	16,377
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,835	2,393
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	379	272
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,823	10,817
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	14,097

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,364
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,330	2,954
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	9,049
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	17,198
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,486
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	297	403
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	4,974	4,949
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,799	3,115
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	632
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	3,084
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	5,775
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	614
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	8,734
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	11,231	9,026
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	972
GSK Consumer Healthcare Capital NL BV	1.250%	3/29/26	EUR	4,500	4,628
GSK Consumer Healthcare Capital NL BV	2.125%	3/29/34	EUR	3,200	2,967
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	600
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	8,443
Highland Holdings Sarl	0.934%	12/15/31	EUR	4,000	3,472
Honeywell International Inc.	2.250%	2/22/28	EUR	14,318	14,939
Honeywell International Inc.	0.750%	3/10/32	EUR	3,000	2,606
Honeywell International Inc.	4.125%	11/2/34	EUR	2,508	2,819
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,321	2,432
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	2,817
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	12,280	12,326
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,098	2,833
International Business Machines Corp.	0.875%	1/31/25	EUR	1,455	1,533
International Business Machines Corp.	0.950%	5/23/25	EUR	7,003	7,343
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,232
International Business Machines Corp.	1.250%	1/29/27	EUR	7,235	7,385
International Business Machines Corp.	0.300%	2/11/28	EUR	3,685	3,515
International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	2,141
International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	3,260
International Business Machines Corp.	0.875%	2/9/30	EUR	3,000	2,787
International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	4,488
International Business Machines Corp.	3.625%	2/6/31	EUR	4,700	5,180
International Business Machines Corp.	0.650%	2/11/32	EUR	1,000	857
International Business Machines Corp.	1.250%	2/9/34	EUR	4,900	4,217
International Business Machines Corp.	3.750%	2/6/35	EUR	5,000	5,400
International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	1,942
International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,770
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	4,984
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	4,913	4,996
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	2,120
John Deere Financial Inc.	1.090%	7/17/24	CAD	512	361
John Deere Financial Inc.	2.410%	1/14/25	CAD	2,000	1,423
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,367
John Deere Financial Inc.	2.580%	10/16/26	CAD	931	650
John Deere Financial Inc.	1.340%	9/8/27	CAD	3,870	2,528
Johnson & Johnson	0.650%	5/20/24	EUR	5,003	5,370
Johnson & Johnson	1.150%	11/20/28	EUR	642	639
Johnson Controls International plc	1.375%	2/25/25	EUR	7,805	8,267
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,347
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	1,931	2,053
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,728	2,967
JPMorgan Chase & Co.	0.991%	4/28/26	GBP	7,552	8,707
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	2,950
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	37,224	37,785
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	13,624
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	4,923
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,079	2,083
JPMorgan Chase & Co.	1.963%	3/23/30	EUR	26,250	25,741
JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	4,412
JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,647	4,016
JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	5,817
Kellogg Co.	1.250%	3/10/25	EUR	2,501	2,649

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,606
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,913	4,337
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,455	1,284
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	6,000	6,169
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	7,217
	Linde plc	1.000%	9/30/51	EUR	8,300	5,106
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	4,465
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	103
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	4,176
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	10,173
	McDonald's Corp.	3.000%	3/8/24	AUD	5,820	3,811
	McDonald's Corp.	3.125%	3/4/25	CAD	6,899	4,963
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,224
	McDonald's Corp.	0.250%	10/4/28	EUR	10,700	9,926
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,094
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	7,456
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	6,454
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	5,031
	McDonald's Corp.	4.125%	6/11/54	GBP	600	630
	McKesson Corp.	1.500%	11/17/25	EUR	6,186	6,480
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	5,162
	McKesson Corp.	3.125%	2/17/29	GBP	511	572
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,409	1,450
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	10,160
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	763	824
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	6,000	6,085
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	6,904	6,472
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,867
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,956	3,800
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,364	1,243
	Medtronic Global Holdings SCA	3.125%	10/15/31	EUR	960	1,021
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,913	1,649
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,626
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,305
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,603	2,780
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	12,866	9,435
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	5,163
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,582
	Merck & Co. Inc.	0.500%	11/2/24	EUR	4,877	5,155
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,673
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,591
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	1,009
	MetLife Inc.	5.375%	12/9/24	GBP	5,113	6,401
	MetLife Inc.	0.769%	5/23/29	JPY	730,000	5,362
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,677
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	901
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	4,652
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,152	2,074
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	497
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	3,000	3,737
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,311
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	5,400	5,889
	Microsoft Corp.	3.125%	12/6/28	EUR	7,964	8,892
	Microsoft Corp.	2.625%	5/2/33	EUR	2,906	3,102
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,423
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	4,371	4,658
	Molson Coors International LP	3.440%	7/15/26	CAD	1,397	988
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,688	4,582
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	4,146
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,410	1,005
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,576	1,131
	Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	5,967
	Mondelez International Inc.	0.250%	3/17/28	EUR	20,135	18,927
	Mondelez International Inc.	0.750%	3/17/33	EUR	700	578
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,525	1,430
	Moody's Corp.	0.950%	2/25/30	EUR	6,108	5,665
	Morgan Stanley	0.637%	7/26/24	EUR	8,875	9,707

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Morgan Stanley	2.103%	5/8/26	EUR	3,100	3,280
Morgan Stanley	1.342%	10/23/26	EUR	6,592	6,796
Morgan Stanley	1.375%	10/27/26	EUR	4,300	4,383
Morgan Stanley	2.625%	3/9/27	GBP	4,243	4,859
Morgan Stanley	1.875%	4/27/27	EUR	4,887	4,978
Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,610
Morgan Stanley	0.406%	10/29/27	EUR	8,920	8,605
Morgan Stanley	0.495%	10/26/29	EUR	15,981	14,395
Morgan Stanley	0.497%	2/7/31	EUR	14,880	12,789
Morgan Stanley	2.950%	5/7/32	EUR	6,100	6,079
Morgan Stanley	1.102%	4/29/33	EUR	2,571	2,140
Morgan Stanley	5.789%	11/18/33	GBP	8,700	11,104
Morgan Stanley	5.148%	1/25/34	EUR	14,000	16,156
Mylan Inc.	2.125%	5/23/25	EUR	3,400	3,607
Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	4,595
Nasdaq Inc.	0.875%	2/13/30	EUR	11,882	10,737
National Grid North America Inc	1.054%	1/20/31	EUR	7,500	6,622
National Grid North America Inc.	1.000%	7/12/24	EUR	200	213
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	12,485	13,134
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	5,000	5,023
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	5,866
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,448
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	4,845
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,460
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	6,919
Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,196
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,719
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	2,293
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	8,625
Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	4,208
Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,433
Nestle Holdings Inc.	2.192%	1/26/29	CAD	9,220	6,137
Nestle Holdings Inc.	2.500%	4/4/32	GBP	5,000	5,350
Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	4,664
Nestle SA	2.500%	7/14/34	CHF	4,900	5,664
Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,813
New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,403
New York Life Global Funding	0.250%	1/23/27	EUR	8,513	8,275
New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,461
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,021
New York Life Global Funding	3.625%	1/9/30	EUR	4,000	4,391
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,351
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	2,158
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	6,798
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	2,055
Oracle Corp.	3.125%	7/10/25	EUR	552	604
Paccar Financial Ltd.	0.985%	5/14/24	CAD	2,000	1,417
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	6,545	6,851
PepsiCo Inc.	0.250%	5/6/24	EUR	3,144	3,361
PepsiCo Inc.	2.150%	5/6/24	CAD	1,576	1,134
PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	1,009
PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	5,632
PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,686
PepsiCo Inc.	1.125%	3/18/31	EUR	957	900
PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	5,218
PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	2,936
PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,621
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	2,094
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,277	2,350
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,661
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,750
Philip Morris International Inc.	0.625%	11/8/24	EUR	733	772
Philip Morris International Inc.	2.750%	3/19/25	EUR	1,100	1,195
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,290
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	3,713
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	445
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,910	2,268

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,237	908
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,998	5,127
PPG Industries Inc.	1.875%	6/1/25	EUR	2,695	2,869
PPG Industries Inc.	0.875%	11/3/25	EUR	1,274	1,320
PPG Industries Inc.	1.400%	3/13/27	EUR	100	101
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	3,448
Praxair Inc.	1.625%	12/1/25	EUR	10,074	10,675
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,455	1,539
Procter & Gamble Co.	0.625%	10/30/24	EUR	10,939	11,590
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,823	5,704
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,329
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,314
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,198	6,758
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,401
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	9,132
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,318
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	1,079
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	6,272	5,931
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,598
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	5,489
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	3,700	3,400
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,510
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	3,717
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,743
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,206
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	2,187
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,007
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	901
Prologis LP	3.000%	6/2/26	EUR	822	888
Prologis LP	2.250%	6/30/29	GBP	4,549	4,843
Prologis LP	5.250%	1/15/31	CAD	2,100	1,599
Public Storage	0.500%	9/9/30	EUR	4,259	3,584
Public Storage	0.875%	1/24/32	EUR	3,324	2,735
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	4,684	4,579
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,300
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	7,178
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	1,916
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	1,112
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	1,004
Roche Finance Europe BV	0.875%	2/25/25	EUR	316	336
Sanofi	1.000%	4/1/25	EUR	9,400	9,931
Sanofi	1.750%	9/10/26	EUR	3,600	3,798
Sanofi	0.500%	1/13/27	EUR	100	101
Sanofi	1.125%	4/5/28	EUR	5,200	5,238
Sanofi	0.875%	3/21/29	EUR	5,000	4,871
Sanofi	1.500%	4/1/30	EUR	13,400	13,338
Sanofi	1.875%	3/21/38	EUR	3,700	3,418
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	6,646
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	4,235
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	2,881
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,635	1,685
Schneider Electric SE	0.250%	9/9/24	EUR	4,800	5,089
Schneider Electric SE	0.875%	3/11/25	EUR	1,700	1,798
Schneider Electric SE	1.375%	6/21/27	EUR	7,200	7,380
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	5,539
Schneider Electric SE	0.250%	3/11/29	EUR	12,400	11,599
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	5,459
Signify NV	2.375%	5/11/27	EUR	4,450	4,637
Simon International Finance SCA	1.125%	3/19/33	EUR	7,179	5,436
Southern Co.	1.875%	9/15/81	EUR	3,776	3,296
Southern Power Co.	1.850%	6/20/26	EUR	5,229	5,434
Stellantis NV	2.000%	3/20/25	EUR	1,800	1,927
Stellantis NV	3.875%	1/5/26	EUR	8,272	9,162
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,670
Stellantis NV	4.500%	7/7/28	EUR	16,423	18,666
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,735
Stellantis NV	2.750%	4/1/32	EUR	5,500	5,371

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stellantis NV	1.250%	6/20/33	EUR	7,052	5,802
Stryker Corp.	0.250%	12/3/24	EUR	1,815	1,901
Stryker Corp.	2.125%	11/30/27	EUR	957	994
Stryker Corp.	0.750%	3/1/29	EUR	4,900	4,595
Stryker Corp.	2.625%	11/30/30	EUR	1,048	1,078
Stryker Corp.	1.000%	12/3/31	EUR	5,365	4,731
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	2,525
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,256	907
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,327	4,376
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	15,536	14,128
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	8,231	7,094
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	6,747	5,089
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	4,885
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,313	2,454
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,188	3,306
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	2,908	3,111
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,800	4,164
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	8,525	8,911
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	3,500	3,594
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,507
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	1,835
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	552
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,440
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	3,048
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	3,198
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,478
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,819	1,943
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	2,968
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	106
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	4,767
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	10,977
Trillium Windpower LP	5.803%	2/15/33	CAD	280	210
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	6,885	4,935
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,639	3,950
United Parcel Service Inc.	2.125%	5/21/24	CAD	5,448	3,912
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,870	6,197
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,460
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	659
Upjohn Finance BV	1.023%	6/23/24	EUR	3,000	3,194
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	6,733
Upjohn Finance BV	1.908%	6/23/32	EUR	5,210	4,400
US Bancorp	0.850%	6/7/24	EUR	7,299	7,671
Utah Acquisition Sub Inc.	2.250%	11/22/24	EUR	5,000	5,356
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	4,925
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	324	235
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	671
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,328	842
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,455	1,809
Verizon Communications Inc.	4.050%	2/17/25	AUD	770	507
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,412	2,531
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,274	1,400
Verizon Communications Inc.	1.375%	10/27/26	EUR	16,059	16,493
Verizon Communications Inc.	0.875%	4/8/27	EUR	12,101	12,069
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,631
Verizon Communications Inc.	2.375%	3/22/28	CAD	4,107	2,770
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	355
Verizon Communications Inc.	1.375%	11/2/28	EUR	6,823	6,701
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,303	9,532
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	11,001
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	935
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,213	1,136
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,727	1,772
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,352
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	487
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	3,325
Verizon Communications Inc.	0.875%	3/19/32	EUR	7,276	6,224
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	8,510

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	1.300%	5/18/33	EUR	2,229	1,912
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,419
Verizon Communications Inc.	4.750%	10/31/34	EUR	11,167	13,073
Verizon Communications Inc.	1.125%	9/19/35	EUR	2,796	2,208
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	2,051
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	5,459
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	4,506
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,106	1,681
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,752
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,569
Verizon Communications Inc.	1.850%	5/18/40	EUR	496	388
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,665
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,148	714
VF Corp.	4.125%	3/7/26	EUR	1,500	1,661
VF Corp.	0.250%	2/25/28	EUR	777	716
VF Corp.	4.250%	3/7/29	EUR	3,000	3,310
Visa Inc.	1.500%	6/15/26	EUR	2,700	2,814
Visa Inc.	2.000%	6/15/29	EUR	8,500	8,763
Visa Inc.	2.375%	6/15/34	EUR	4,500	4,530
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	2,631
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	699	837
Walmart Inc.	2.550%	4/8/26	EUR	957	1,045
Walmart Inc.	4.875%	9/21/29	EUR	5,252	6,368
Walmart Inc.	5.625%	3/27/34	GBP	7,245	9,891
Walmart Inc.	5.250%	9/28/35	GBP	488	646
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	5,095
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,313
Wells Fargo & Co.	2.125%	6/4/24	EUR	10,700	11,571
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,994	1,434
Wells Fargo & Co.	2.000%	7/28/25	GBP	13,365	15,628
Wells Fargo & Co.	2.000%	4/27/26	EUR	11,925	12,434
Wells Fargo & Co.	4.168%	4/28/26	CAD	5,400	3,913
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,330	3,042
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,948	3,459
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	16,657
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	11,579
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,596	2,445
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	9,695
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	347
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,417
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	4,646
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	3,075
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	2,060
Welltower Inc.	4.800%	11/20/28	GBP	3,595	4,260
Welltower Inc.	4.500%	12/1/34	GBP	2,366	2,556
Westlake Chemical Corp.	1.625%	7/17/29	EUR	3,100	2,823
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	5,318
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,697
WPC Eurobond BV	2.250%	7/19/24	EUR	3,144	3,351
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,106
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	8,382
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	4,112
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	850
					2,948,211
Total Corporate Bonds (Cost $23,483,529)					20,251,017
Sovereign Bonds (78.1%)
Australia (3.2%)
Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	2,364	1,632
Australian Capital Territory	4.000%	5/22/24	AUD	2,470	1,644
Australian Capital Territory	1.250%	5/22/25	AUD	370	234
Australian Capital Territory	2.500%	5/21/26	AUD	990	638
Australian Capital Territory	3.000%	4/18/28	AUD	110	71
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,852
Australian Capital Territory	1.750%	5/17/30	AUD	390	226
Australian Capital Territory	1.750%	10/23/31	AUD	4,160	2,327
Australian Capital Territory	4.500%	10/23/34	AUD	5,000	3,435

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	2.750%	4/21/24	AUD	150,587	99,092
	Commonwealth of Australia	0.250%	11/21/24	AUD	187,412	118,599
	Commonwealth of Australia	3.250%	4/21/25	AUD	142,687	94,818
	Commonwealth of Australia	0.250%	11/21/25	AUD	150,115	92,787
	Commonwealth of Australia	4.250%	4/21/26	AUD	175,212	120,073
	Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	106,943
	Commonwealth of Australia	4.750%	4/21/27	AUD	185,559	130,714
	Commonwealth of Australia	2.750%	11/21/27	AUD	139,680	91,320
	Commonwealth of Australia	2.250%	5/21/28	AUD	131,607	83,803
	Commonwealth of Australia	2.750%	11/21/28	AUD	123,332	80,222
	Commonwealth of Australia	3.250%	4/21/29	AUD	134,969	89,971
	Commonwealth of Australia	2.750%	11/21/29	AUD	115,415	74,545
	Commonwealth of Australia	2.500%	5/21/30	AUD	150,425	95,197
	Commonwealth of Australia	1.000%	12/21/30	AUD	157,581	88,450
	Commonwealth of Australia	1.500%	6/21/31	AUD	154,052	89,165
	Commonwealth of Australia	1.000%	11/21/31	AUD	163,185	89,650
	Commonwealth of Australia	1.250%	5/21/32	AUD	146,458	81,307
	Commonwealth of Australia	1.750%	11/21/32	AUD	128,599	74,248
	Commonwealth of Australia	4.500%	4/21/33	AUD	164,730	119,847
	Commonwealth of Australia	3.000%	11/21/33	AUD	19,170	12,299
	Commonwealth of Australia	3.750%	5/21/34	AUD	56,000	38,365
	Commonwealth of Australia	3.500%	12/21/34	AUD	60,000	39,964
	Commonwealth of Australia	2.750%	6/21/35	AUD	36,718	22,633
	Commonwealth of Australia	3.750%	4/21/37	AUD	63,531	42,914
	Commonwealth of Australia	3.250%	6/21/39	AUD	43,137	27,045
	Commonwealth of Australia	2.750%	5/21/41	AUD	55,669	31,949
	Commonwealth of Australia	3.000%	3/21/47	AUD	47,016	27,054
	Commonwealth of Australia	1.750%	6/21/51	AUD	102,351	43,572
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,435	890
	National Housing Finance and Investment Corp.	1.520%	5/27/30	AUD	4,500	2,598
	National Housing Finance and Investment Corp.	1.410%	6/29/32	AUD	400	215
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	1,265	688
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	16,257	10,962
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	19,587	12,455
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	3,165
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	41,813
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	51,657
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	6,315
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	11,860
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	67,903	43,121
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	2,516	1,389
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	45,691	26,535
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	54,231	29,419
	New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	8,774
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	41,212	22,693
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	29,000	15,111
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	278	173
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	25,000	17,273
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,277
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	4,018
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	5,500	2,531
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	38
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	3,100	2,025
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,444
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	727
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	3,007
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	1,900	1,231
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,600	917
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	1,400	892
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	300
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	22,623	15,370
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	24,243	16,500
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	30,605	20,174
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	33,503	21,606
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	29,304
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	21,438
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	36,883	24,131

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	8,234
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	44,678	25,247
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,827
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	17,131	9,234
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	6,500	4,506
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	3,251
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	5,000	2,749
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	20,875	10,847
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	3,477
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	3,323
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	5,368
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	8,571	5,586
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	5,388	3,521
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,040	2,642
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	613	398
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	6,545	4,229
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	37,989	23,683
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	25,665	14,134
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	10,000	5,191
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,762	3,411
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,700	3,100
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	483
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	158
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	4,258	2,477
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	6,856	4,683
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	80,774	49,698
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	28,624
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	13,403
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	23,171
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	32,889	20,367
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	17,772
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	34,099	18,752
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	35,982	24,343
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	22,516	12,563
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	28,782	15,554
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	35,116	18,019
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	25,000	17,123
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	7,516	3,640
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	7,781
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	23,507	15,373
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,590	5,193
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,957
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	3,191
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	16,142
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	17,991	11,388
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	1,400	796
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	30,131	16,976
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	4,083
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	474
						3,104,783
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	16,544	17,404
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	954	1,054
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	4,130
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,411
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	6,150	5,407
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	108
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,192	2,356
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	2,123
	Erste Group Bank AG	2.500%	9/19/30	EUR	10,300	10,806
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	15,000	16,998
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	735	479
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,438
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,210	2,652
[3]	Republic of Austria	0.000%	7/15/24	EUR	34,131	36,265
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,312	3,578
[3]	Republic of Austria	0.000%	4/20/25	EUR	192,131	199,800

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	2.000%	7/15/26	EUR	50,000	53,824
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	82,104
[3]	Republic of Austria	0.500%	4/20/27	EUR	19,991	20,183
[3]	Republic of Austria	0.750%	2/20/28	EUR	37,190	37,362
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,760	16,852
[3]	Republic of Austria	0.500%	2/20/29	EUR	49,540	47,986
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	32,652
[3]	Republic of Austria	0.000%	2/20/31	EUR	71,491	62,917
[3]	Republic of Austria	0.900%	2/20/32	EUR	78,018	72,339
[3]	Republic of Austria	2.900%	2/20/33	EUR	64,779	70,881
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	2,867
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	666
[3]	Republic of Austria	0.250%	10/20/36	EUR	54,294	41,265
[3]	Republic of Austria	4.150%	3/15/37	EUR	48,732	59,759
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	43,968
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	27,192
[3]	Republic of Austria	1.500%	2/20/47	EUR	26,373	21,364
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	15,365
[3]	Republic of Austria	0.750%	3/20/51	EUR	35,488	22,418
[3]	Republic of Austria	3.800%	1/26/62	EUR	13,303	17,001
[3]	Republic of Austria	0.700%	4/20/71	EUR	21,170	10,556
[3]	Republic of Austria	1.500%	11/2/86	EUR	11,911	7,885
[3]	Republic of Austria	2.100%	9/20/17	EUR	15,380	12,456
[3]	Republic of Austria	0.850%	6/30/20	EUR	28,316	13,190
						1,111,061
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	11,084
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	25,354	26,931
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	203,714	215,460
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	47,847	55,305
[3,8]	Kingdom of Belgium	1.000%	6/22/26	EUR	187,000	195,653
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	115,380	117,879
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	39,652	38,828
	Kingdom of Belgium	5.500%	3/28/28	EUR	47,352	58,940
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	55,498	55,814
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	74,719	74,114
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	49,856	45,572
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	34,229	32,714
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	69,188	59,874
	Kingdom of Belgium	4.000%	3/28/32	EUR	36,938	43,987
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	66,526	58,240
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	42,936	40,507
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	28,271	31,118
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	34,056	37,105
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	46,923	61,077
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	28,566	25,194
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	33,609	31,064
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	71,598	73,545
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	86,096	58,831
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	12,000	14,772
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	51,901
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	45,980	35,873
[3,9]	Kingdom of Belgium	1.700%	6/22/50	EUR	56,369	43,742
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	49,334	34,070
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	12,200	13,008
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	22,607	19,164
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	32,130	26,059
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	9,668
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,514
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	4,195
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	10,415
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,244
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,262
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,434
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	14,000	14,592
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,440
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,923

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Region Wallonne Belgium	0.050%	6/22/25	EUR	4,400	4,542
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	19,036
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	5,885
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,432
	Region Wallonne Belgium	1.250%	5/3/34	EUR	13,400	11,775
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	5,107
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,189
	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	2,327
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,535
						1,797,940
Bulgaria (0.0%)
	Republic of Bulgaria	2.950%	9/3/24	EUR	382	417
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,540
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	12,881
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	4,500	4,866
	Republic of Bulgaria	3.125%	3/26/35	EUR	4,457	4,225
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,413	2,041
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	3,470
	Republic of Bulgaria	0.375%	9/23/30	EUR	1,000	831
	Republic of Bulgaria	4.625%	9/23/34	EUR	2,500	2,713
						32,984
Canada (4.8%)
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,655	1,916
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	2,948	2,139
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	2,939	2,048
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	5,863	4,206
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,255	1,612
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,253	859
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,706
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,686	1,180
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,429
	Canada	1.500%	5/1/24	CAD	43,875	31,528
	Canada	2.500%	6/1/24	CAD	30,247	21,950
	Canada	2.750%	8/1/24	CAD	149,617	108,685
	Canada	1.500%	9/1/24	CAD	31,649	22,615
	Canada	0.750%	10/1/24	CAD	37,100	26,201
	Canada	3.000%	11/1/24	CAD	15,000	10,927
	Canada	3.750%	2/1/25	CAD	62,810	46,350
	Canada	1.250%	3/1/25	CAD	42,565	30,075
	Canada	1.500%	4/1/25	CAD	98,772	69,967
	Canada	3.750%	5/1/25	CAD	31,760	23,484
	Canada	2.250%	6/1/25	CAD	2,620	1,883
	Canada	9.000%	6/1/25	CAD	5,877	4,805
	Canada	0.500%	9/1/25	CAD	85,060	58,518
	Canada	3.000%	10/1/25	CAD	50,400	36,755
	Canada	0.250%	3/1/26	CAD	73,365	49,621
	Canada	1.000%	9/1/26	CAD	32,397	22,270
	Canada	1.250%	3/1/27	CAD	32,706	22,526
	Canada	8.000%	6/1/27	CAD	2,497	2,196
	Canada	2.750%	9/1/27	CAD	106,285	77,504
	Canada	3.500%	3/1/28	CAD	31,500	23,791
	Canada	2.000%	6/1/28	CAD	49,302	34,931
	Canada	5.750%	6/1/29	CAD	19,776	16,961
	Canada	2.250%	12/1/29	CAD	27,982	19,940
	Canada	1.250%	6/1/30	CAD	75,031	49,876
	Canada	0.500%	12/1/30	CAD	87,721	54,560
	Canada	1.500%	6/1/31	CAD	138,244	92,322
	Canada	1.500%	12/1/31	CAD	114,205	75,825
	Canada	2.000%	6/1/32	CAD	107,822	74,294
	Canada	2.500%	12/1/32	CAD	67,590	48,459
	Canada	2.750%	6/1/33	CAD	98,900	72,351
	Canada	5.750%	6/1/33	CAD	52,282	48,289
	Canada	5.000%	6/1/37	CAD	40,530	36,850
	Canada	4.000%	6/1/41	CAD	68,901	57,816
	Canada	3.500%	12/1/45	CAD	9,300	7,423
	Canada	2.750%	12/1/48	CAD	19,514	13,845

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	Canada	2.000%	12/1/51	CAD	136,825	82,453
	Canada	1.750%	12/1/53	CAD	116,285	65,443
	Canada	2.750%	12/1/55	CAD	4,200	2,958
	Canada	2.750%	12/1/64	CAD	37,930	26,660
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	65,290	47,472
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	36,235	25,689
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	25,785	18,888
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	41,045	29,025
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	66,280	47,793
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	10,645	7,735
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	45,845	31,586
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,515	16,466
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	14,345
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	14,155	9,766
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	35,285	24,987
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	20,450	15,316
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	23,000	17,139
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	7,229
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,150	33,002
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	31,080	22,379
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	12,805
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	49,005	32,782
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	13,701
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	10,608
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	12,190	8,149
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	17,470	11,288
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	16,690	11,288
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	13,955	9,669
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	41,430	31,264
	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	13,200	10,020
	Canada Post Corp.	4.080%	7/16/25	CAD	4,363	3,220
	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,366
	CDP Financial Inc.	1.125%	4/6/27	EUR	33,400	33,857
	City of Montreal	3.500%	9/1/24	CAD	389	284
	City of Montreal	3.000%	9/1/25	CAD	3,428	2,477
	City of Montreal	2.750%	9/1/26	CAD	2,700	1,883
	City of Montreal	3.000%	9/1/27	CAD	2,450	1,764
	City of Montreal	3.150%	9/1/28	CAD	2,795	2,020
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,458
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,231
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,518
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,650
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,157
	City of Montreal	3.150%	12/1/36	CAD	2,931	1,945
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,868
	City of Montreal	2.400%	12/1/41	CAD	2,924	1,645
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,801
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,805
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	16,591	17,636
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	7,700	7,561
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	6,000	4,055
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	5,720
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	10,697	7,747
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	8,827
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	7,192	4,863
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	8,209
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	4,503
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	8,700	6,606
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	3,288	2,078
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,431
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,725
	Export Development Canada	1.650%	7/31/24	CAD	2,060	1,471
	Export Development Canada	2.875%	1/19/28	EUR	30,000	32,856
	Financement-Quebec	5.250%	6/1/34	CAD	6,253	5,224
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	367
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	1,069
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,656

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	240
	Greater Sudbury Canada	2.416%	3/12/50	CAD	427	221
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	6,000
	Hydro-Quebec	3.400%	9/1/29	CAD	2,700	1,989
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,931
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,867
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	16,967
	Hydro-Quebec	6.000%	2/15/40	CAD	13,732	12,578
	Hydro-Quebec	5.000%	2/15/45	CAD	19,795	16,707
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	25,520
	Hydro-Quebec	4.000%	2/15/55	CAD	27,307	20,404
	Hydro-Quebec	2.100%	2/15/60	CAD	31,187	14,938
	Hydro-Quebec	4.000%	2/15/63	CAD	7,043	5,291
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	3,307
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,391
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,448
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,775	2,680
	Municipal Finance Authority of British Columbia	4.950%	12/1/27	CAD	2,700	2,115
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	4,226	3,035
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,153	660
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	2,014
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,584
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,966
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,440
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	155	117
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	867
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	1,148
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,592	6,830
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	2,047
	OMERS Finance Trust	2.600%	5/14/29	CAD	5,105	3,566
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,740
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	890
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	673
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	17	13
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	30,512	31,607
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,462
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	4,300	4,134
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	9,857
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	5,941
	Ontario Teachers' Finance Trust	4.150%	11/1/29	CAD	4,000	3,048
	OPB Finance Trust	2.950%	2/2/26	CAD	14,201	10,182
	OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,746
	Ottawa Ontario	4.600%	7/14/42	CAD	931	719
	Ottawa Ontario	3.250%	11/10/47	CAD	1,173	729
	Ottawa Ontario	3.100%	7/27/48	CAD	1,841	1,125
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,393
	Ottawa Ontario	4.100%	12/6/52	CAD	1,384	1,024
	Ottawa Ontario	4.200%	7/30/53	CAD	1,648	1,226
	Province of Alberta	3.100%	6/1/24	CAD	11,637	8,484
	Province of Alberta	0.625%	4/18/25	EUR	5,183	5,419
	Province of Alberta	2.350%	6/1/25	CAD	15,183	10,873
	Province of Alberta	0.625%	1/16/26	EUR	2,501	2,575
	Province of Alberta	2.200%	6/1/26	CAD	15,094	10,687
	Province of Alberta	3.100%	12/14/26	AUD	1,148	739
	Province of Alberta	2.550%	6/1/27	CAD	23,104	16,472
	Province of Alberta	3.600%	4/11/28	AUD	110	71
	Province of Alberta	2.900%	12/1/28	CAD	12,079	8,685
	Province of Alberta	0.375%	2/7/29	CHF	10,000	10,259
	Province of Alberta	1.403%	2/20/29	SEK	106,000	9,221
	Province of Alberta	2.900%	9/20/29	CAD	7,122	5,098
	Province of Alberta	2.050%	6/1/30	CAD	35,396	23,824
	Province of Alberta	1.650%	6/1/31	CAD	12,891	8,258
	Province of Alberta	3.500%	6/1/31	CAD	4,554	3,352
	Province of Alberta	4.150%	6/1/33	CAD	3,210	2,471
	Province of Alberta	3.900%	12/1/33	CAD	7,402	5,558
	Province of Alberta	4.500%	12/1/40	CAD	2,450	1,907
	Province of Alberta	3.450%	12/1/43	CAD	9,342	6,293

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	3.300%	12/1/46	CAD	21,716	14,217
Province of Alberta	3.050%	12/1/48	CAD	28,475	17,732
Province of Alberta	3.100%	6/1/50	CAD	36,026	22,534
Province of Alberta	2.950%	6/1/52	CAD	14,771	8,952
Province of British Columbia	4.250%	11/27/24	AUD	1,730	1,151
Province of British Columbia	2.850%	6/18/25	CAD	18,576	13,437
Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,737
Province of British Columbia	2.550%	6/18/27	CAD	14,234	10,154
Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,640
Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,533
Province of British Columbia	2.200%	6/18/30	CAD	19,775	13,466
Province of British Columbia	1.550%	6/18/31	CAD	14,285	9,112
Province of British Columbia	6.350%	6/18/31	CAD	7,346	6,492
Province of British Columbia	3.200%	6/18/32	CAD	6,695	4,804
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,558
Province of British Columbia	4.700%	6/18/37	CAD	3,409	2,732
Province of British Columbia	4.950%	6/18/40	CAD	6,373	5,241
Province of British Columbia	4.300%	6/18/42	CAD	18,568	14,207
Province of British Columbia	3.200%	6/18/44	CAD	17,315	11,295
Province of British Columbia	2.800%	6/18/48	CAD	21,063	12,603
Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,236
Province of British Columbia	2.950%	6/18/50	CAD	28,010	17,188
Province of British Columbia	2.750%	6/18/52	CAD	22,419	13,258
Province of British Columbia	4.250%	12/18/53	CAD	3,708	2,922
Province of Manitoba	3.300%	6/2/24	CAD	2,979	2,177
Province of Manitoba	4.250%	3/3/25	AUD	491	326
Province of Manitoba	2.450%	6/2/25	CAD	11,435	8,201
Province of Manitoba	4.400%	9/5/25	CAD	3,471	2,594
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,654
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,419
Province of Manitoba	3.000%	6/2/28	CAD	6,318	4,579
Province of Manitoba	2.750%	6/2/29	CAD	4,669	3,323
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,617
Province of Manitoba	2.050%	6/2/30	CAD	9,482	6,386
Province of Manitoba	6.300%	3/5/31	CAD	469	410
Province of Manitoba	2.050%	6/2/31	CAD	10,481	6,936
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,521
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,764
Province of Manitoba	4.600%	3/5/38	CAD	2,780	2,180
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,541
Province of Manitoba	4.100%	3/5/41	CAD	3,250	2,395
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,438
Province of Manitoba	3.350%	3/5/43	CAD	1,581	1,042
Province of Manitoba	4.050%	9/5/45	CAD	5,226	3,806
Province of Manitoba	2.850%	9/5/46	CAD	8,155	4,870
Province of Manitoba	3.400%	9/5/48	CAD	9,070	5,948
Province of Manitoba	3.200%	3/5/50	CAD	13,225	8,338
Province of Manitoba	4.700%	3/5/50	CAD	990	799
Province of Manitoba	2.050%	9/5/52	CAD	8,409	4,068
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,458
Province of Manitoba	3.800%	9/5/53	CAD	6,189	4,366
Province of New Brunswick	3.650%	6/3/24	CAD	5,418	3,973
Province of New Brunswick	1.800%	8/14/25	CAD	5,400	3,811
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,503
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,363
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,938
Province of New Brunswick	2.550%	8/14/31	CAD	6,250	4,275
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,654
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,681
Province of New Brunswick	4.800%	9/26/39	CAD	1,186	948
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	3,017
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	3,165
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	4,011
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	5,011
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	5,331
Province of New Brunswick	2.900%	8/14/52	CAD	2,419	1,446
Province of New Brunswick	3.550%	6/3/55	CAD	900	593

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	4,150	2,964
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,898	3,541
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,145
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	491	403
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,346	5,262
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	10,107	7,191
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,215	4,716
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	4,131	2,698
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	491	417
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,550	1,952
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	9,147	5,665
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,940	3,916
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,380	5,055
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	3,729	2,217
Province of Nova Scotia	2.100%	6/1/27	CAD	4,169	2,920
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,493
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,545
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	3,169
Province of Nova Scotia	6.600%	12/1/31	CAD	12	11
Province of Nova Scotia	5.800%	6/1/33	CAD	981	852
Province of Nova Scotia	4.500%	6/1/37	CAD	2,450	1,903
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	3,295
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,719
Province of Nova Scotia	3.450%	6/1/45	CAD	2,376	1,585
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	6,645
Province of Nova Scotia	3.500%	6/2/62	CAD	4,124	2,762
Province of Ontario	1.875%	5/21/24	EUR	2,457	2,655
Province of Ontario	3.500%	6/2/24	CAD	50,582	37,040
Province of Ontario	0.375%	6/14/24	EUR	11,821	12,556
Province of Ontario	4.250%	8/22/24	AUD	495	328
Province of Ontario	2.300%	9/8/24	CAD	19,544	14,077
Province of Ontario	0.875%	1/21/25	EUR	2,457	2,591
Province of Ontario	2.650%	2/5/25	CAD	16,212	11,715
Province of Ontario	0.625%	4/17/25	EUR	6,647	6,938
Province of Ontario	2.600%	6/2/25	CAD	56,589	40,733
Province of Ontario	3.100%	8/26/25	AUD	985	640
Province of Ontario	1.750%	9/8/25	CAD	39,298	27,676
Province of Ontario	2.250%	5/26/26	GBP	1,500	1,761
Province of Ontario	2.400%	6/2/26	CAD	31,887	22,717
Province of Ontario	1.350%	9/8/26	CAD	11,564	7,952
Province of Ontario	3.500%	1/27/27	AUD	495	321
Province of Ontario	1.850%	2/1/27	CAD	13,498	9,406
Province of Ontario	0.375%	4/8/27	EUR	957	946
Province of Ontario	2.600%	6/2/27	CAD	36,481	26,076
Province of Ontario	7.600%	6/2/27	CAD	7,346	6,275
Province of Ontario	1.050%	9/8/27	CAD	10,255	6,854
Province of Ontario	3.600%	3/8/28	CAD	25,100	18,700
Province of Ontario	2.900%	6/2/28	CAD	37,175	26,820
Province of Ontario	6.500%	3/8/29	CAD	8,110	6,965
Province of Ontario	2.700%	6/2/29	CAD	37,631	26,739
Province of Ontario	0.250%	6/28/29	CHF	5,515	5,584
Province of Ontario	1.550%	11/1/29	CAD	21,996	14,494
Province of Ontario	2.050%	6/2/30	CAD	44,799	30,182
Province of Ontario	0.010%	11/25/30	EUR	10,214	8,828
Province of Ontario	1.350%	12/2/30	CAD	25,904	16,423
Province of Ontario	2.150%	6/2/31	CAD	52,612	35,110
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,575
Province of Ontario	0.250%	6/9/31	EUR	7,600	6,572
Province of Ontario	2.250%	12/2/31	CAD	22,555	15,074
Province of Ontario	3.750%	6/2/32	CAD	60,700	45,439
Province of Ontario	5.850%	3/8/33	CAD	13,198	11,503
Province of Ontario	5.600%	6/2/35	CAD	23,098	19,986
Province of Ontario	4.700%	6/2/37	CAD	41,136	32,968
Province of Ontario	4.600%	6/2/39	CAD	38,496	30,505
Province of Ontario	4.650%	6/2/41	CAD	59,443	47,490
Province of Ontario	3.500%	6/2/43	CAD	39,795	27,304
Province of Ontario	3.450%	6/2/45	CAD	63,625	43,107

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.900%	12/2/46	CAD	56,945	34,964
Province of Ontario	2.800%	6/2/48	CAD	50,869	30,510
Province of Ontario	2.900%	6/2/49	CAD	54,773	33,369
Province of Ontario	2.650%	12/2/50	CAD	60,479	34,923
Province of Ontario	1.900%	12/2/51	CAD	53,256	25,716
Province of Ontario	2.550%	12/2/52	CAD	32,880	18,483
Province of Ontario	3.750%	12/2/53	CAD	39,859	28,653
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	619
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	874
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	698
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	986
Province of Quebec	3.750%	9/1/24	CAD	23,933	17,576
Province of Quebec	0.875%	1/15/25	EUR	5,500	5,799
Province of Quebec	4.200%	3/10/25	AUD	739	492
Province of Quebec	2.600%	7/6/25	CAD	3,099	2,230
Province of Quebec	2.750%	9/1/25	CAD	29,627	21,365
Province of Quebec	8.500%	4/1/26	CAD	4,898	4,092
Province of Quebec	3.700%	5/20/26	AUD	279	184
Province of Quebec	2.500%	9/1/26	CAD	22,964	16,408
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,170
Province of Quebec	0.875%	5/4/27	EUR	17,049	17,151
Province of Quebec	2.750%	9/1/27	CAD	31,554	22,768
Province of Quebec	0.875%	7/5/28	EUR	20,214	19,825
Province of Quebec	2.750%	9/1/28	CAD	22,350	15,996
Province of Quebec	2.300%	9/1/29	CAD	24,778	17,170
Province of Quebec	6.000%	10/1/29	CAD	7,346	6,206
Province of Quebec	1.900%	9/1/30	CAD	41,650	27,668
Province of Quebec	0.000%	10/29/30	EUR	16,093	13,969
Province of Quebec	0.250%	5/5/31	EUR	12,300	10,696
Province of Quebec	2.100%	5/27/31	CAD	15,300	10,200
Province of Quebec	1.500%	9/1/31	CAD	52,164	32,940
Province of Quebec	6.250%	6/1/32	CAD	10,564	9,378
Province of Quebec	3.250%	9/1/32	CAD	41,735	30,015
Province of Quebec	5.750%	12/1/36	CAD	14,609	12,911
Province of Quebec	5.000%	12/1/38	CAD	18,957	15,701
Province of Quebec	5.000%	12/1/41	CAD	35,004	29,156
Province of Quebec	4.250%	12/1/43	CAD	30,242	23,023
Province of Quebec	3.500%	12/1/45	CAD	37,714	25,691
Province of Quebec	3.500%	12/1/48	CAD	45,671	31,068
Province of Quebec	3.100%	12/1/51	CAD	67,005	42,093
Province of Quebec	2.850%	12/1/53	CAD	45,283	27,180
Province of Quebec	4.400%	12/1/55	CAD	19,300	15,604
Province of Saskatchewan	3.200%	6/3/24	CAD	7,679	5,606
Province of Saskatchewan	0.800%	9/2/25	CAD	5,074	3,496
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,575
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	4,937
Province of Saskatchewan	3.050%	12/2/28	CAD	6,693	4,848
Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,436
Province of Saskatchewan	2.200%	6/2/30	CAD	5,140	3,493
Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	5,054
Province of Saskatchewan	6.400%	9/5/31	CAD	259	230
Province of Saskatchewan	5.800%	9/5/33	CAD	140	122
Province of Saskatchewan	5.000%	3/5/37	CAD	61	50
Province of Saskatchewan	4.750%	6/1/40	CAD	3,624	2,910
Province of Saskatchewan	3.400%	2/3/42	CAD	3,250	2,193
Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,906
Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	6,310
Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	5,660
Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	8,241
Province of Saskatchewan	2.800%	12/2/52	CAD	8,455	4,971
Province of Saskatchewan	3.750%	3/5/54	CAD	1,859	1,320
Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	1,122
PSP Capital Inc.	3.000%	11/5/25	CAD	5,383	3,895
PSP Capital Inc.	0.900%	6/15/26	CAD	2,450	1,663
PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	5,233
PSP Capital Inc.	2.050%	1/15/30	CAD	8,828	5,972
PSP Capital Inc.	2.600%	3/1/32	CAD	3,500	2,395

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	529
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,778
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,653	879
	Regional Municipality of York	2.600%	12/15/25	CAD	2,450	1,752
	Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,048
	Regional Municipality of York	2.350%	6/9/27	CAD	2	1
	Regional Municipality of York	1.700%	5/27/30	CAD	1,453	949
	Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,293
	Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,620
	Regional Municipality of York	3.650%	5/13/33	CAD	1,519	1,113
	Regional Municipality of York	4.050%	5/1/34	CAD	1,577	1,183
	Royal Office Finance LP	5.209%	11/12/37	CAD	2,437	1,907
	South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	2,657	1,926
	South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	949
	South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	375
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,804
	South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	265
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	900	657
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	826
	Toronto Canada	3.400%	5/21/24	CAD	1,300	949
	Toronto Canada	2.450%	2/6/25	CAD	2,690	1,936
	Toronto Canada	2.400%	6/7/27	CAD	2,484	1,757
	Toronto Canada	2.650%	11/9/29	CAD	2,630	1,846
	Toronto Canada	3.250%	4/20/32	CAD	3,000	2,148
	Toronto Canada	2.950%	4/28/35	CAD	3,062	2,014
	Toronto Canada	3.500%	6/2/36	CAD	2,000	1,385
	Toronto Canada	2.600%	9/24/39	CAD	2,977	1,778
	Toronto Canada	5.200%	6/1/40	CAD	599	491
	Toronto Canada	2.150%	8/25/40	CAD	2,873	1,573
	Toronto Canada	4.700%	6/10/41	CAD	981	760
	Toronto Canada	2.850%	11/23/41	CAD	500	301
	Toronto Canada	3.800%	12/13/42	CAD	1,240	857
	Toronto Canada	4.150%	3/10/44	CAD	2,415	1,745
	Toronto Canada	3.250%	6/24/46	CAD	1,960	1,222
	Toronto Canada	3.200%	8/1/48	CAD	893	546
	Toronto Canada	2.800%	11/22/49	CAD	2,898	1,634
	Toronto Canada	2.900%	4/29/51	CAD	3,204	1,855
	Toronto Canada	4.300%	6/1/52	CAD	2,284	1,700
	Vancouver Canada	3.700%	10/18/52	CAD	628	426
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	879
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,894
						4,750,020
Chile (0.2%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	9,898
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	17,500,000	19,942
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	20,945,000	24,504
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	12,417
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	21,687
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,755,000	12,582
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	20,463
	Republic of Chile	1.625%	1/30/25	EUR	2,736	2,902
	Republic of Chile	0.100%	1/26/27	EUR	7,762	7,408
	Republic of Chile	0.555%	1/21/29	EUR	8,600	7,786
	Republic of Chile	1.440%	2/1/29	EUR	2,231	2,125
	Republic of Chile	0.830%	7/2/31	EUR	5,384	4,622
	Republic of Chile	1.300%	7/26/36	EUR	6,554	5,138
	Republic of Chile	1.250%	1/29/40	EUR	4,732	3,408
	Republic of Chile	1.250%	1/22/51	EUR	5,795	3,302
						158,184
China (1.1%)
	Agricultural Development Bank of China	3.240%	8/14/24	CNY	50,000	7,287
	Agricultural Development Bank of China	2.610%	3/9/25	CNY	20,000	2,891
	Agricultural Development Bank of China	2.250%	4/22/25	CNY	50,000	7,176
	Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	7,357
	Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,355
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,939

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	7,284
Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	7,254
Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,913
Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,737
Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,337
Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,617
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,001
Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	13,310
Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	26,148
Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	4,855
China Development Bank	2.730%	11/11/24	CNY	160,000	23,174
China Development Bank	3.230%	1/10/25	CNY	20,000	2,921
China Development Bank	2.590%	3/17/25	CNY	100,000	14,448
China Development Bank	3.340%	7/14/25	CNY	20,000	2,934
China Development Bank	3.430%	1/14/27	CNY	110,000	16,268
China Development Bank	4.240%	8/24/27	CNY	120,000	18,333
China Development Bank	3.400%	1/8/28	CNY	230,000	34,058
China Development Bank	3.090%	8/9/28	CNY	70,000	10,228
China Development Bank	3.480%	1/8/29	CNY	50,000	7,446
China Development Bank	2.990%	3/1/29	CNY	130,000	18,873
China Development Bank	3.070%	3/10/30	CNY	65,000	9,465
China Development Bank	3.090%	6/18/30	CNY	125,000	18,219
China Development Bank	3.700%	10/20/30	CNY	30,000	4,546
China Development Bank	3.660%	3/1/31	CNY	145,000	21,957
China Development Bank	3.410%	6/7/31	CNY	50,000	7,451
China Development Bank	3.120%	9/13/31	CNY	120,000	17,522
China Development Bank	3.000%	1/17/32	CNY	50,000	7,234
China Development Bank	3.800%	1/25/36	CNY	30,000	4,659
China Development Bank	3.900%	8/3/40	CNY	160,000	25,361
China Development Bank	3.560%	11/19/51	CNY	50,000	7,538
China Government Bond	2.470%	9/2/24	CNY	300,000	43,442
China Government Bond	2.940%	10/17/24	CNY	80,000	11,661
China Government Bond	1.990%	4/9/25	CNY	160,000	22,941
China Government Bond	2.240%	5/25/25	CNY	200,000	28,796
China Government Bond	2.180%	8/25/25	CNY	50,000	7,184
China Government Bond	3.020%	10/22/25	CNY	135,000	19,772
China Government Bond	2.280%	11/25/25	CNY	250,000	35,971
China Government Bond	2.460%	2/15/26	CNY	50,000	7,223
China Government Bond	3.030%	3/11/26	CNY	110,000	16,133
China Government Bond	2.690%	8/12/26	CNY	220,000	31,966
China Government Bond	0.125%	11/12/26	EUR	2,700	2,638
China Government Bond	2.850%	6/4/27	CNY	40,000	5,843
China Government Bond	3.280%	12/3/27	CNY	80,000	11,891
China Government Bond	3.010%	5/13/28	CNY	130,000	19,109
China Government Bond	2.910%	10/14/28	CNY	145,000	21,204
China Government Bond	0.125%	11/17/28	EUR	5,000	4,560
China Government Bond	2.800%	3/24/29	CNY	100,000	14,529
China Government Bond	3.290%	5/23/29	CNY	90,000	13,425
China Government Bond	2.750%	6/15/29	CNY	50,000	7,240
China Government Bond	2.620%	9/25/29	CNY	100,000	14,357
China Government Bond	3.130%	11/21/29	CNY	40,000	5,909
China Government Bond	2.680%	5/21/30	CNY	90,000	12,908
China Government Bond	3.270%	11/19/30	CNY	50,000	7,467
China Government Bond	3.020%	5/27/31	CNY	133,000	19,541
China Government Bond	0.500%	11/12/31	EUR	10,447	9,048
China Government Bond	2.890%	11/18/31	CNY	110,000	16,006
China Government Bond	2.760%	5/15/32	CNY	30,000	4,320
China Government Bond	2.690%	8/15/32	CNY	30,000	4,295
China Government Bond	2.600%	9/1/32	CNY	130,000	18,472
China Government Bond	2.800%	11/15/32	CNY	30,000	4,334
China Government Bond	0.625%	11/25/35	EUR	4,913	3,850
China Government Bond	4.270%	5/17/37	CNY	30,000	5,014
China Government Bond	1.000%	11/12/39	EUR	4,778	3,591
China Government Bond	3.520%	4/25/46	CNY	20,000	3,070
China Government Bond	3.770%	2/20/47	CNY	20,000	3,190
China Government Bond	4.050%	7/24/47	CNY	20,000	3,324
China Government Bond	3.970%	7/23/48	CNY	20,000	3,290

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	4.080%	10/22/48	CNY	25,000	4,184
China Government Bond	3.860%	7/22/49	CNY	70,000	11,341
China Government Bond	3.390%	3/16/50	CNY	60,000	9,010
China Government Bond	3.810%	9/14/50	CNY	40,000	6,448
China Government Bond	3.720%	4/12/51	CNY	85,000	13,509
China Government Bond	3.530%	10/18/51	CNY	85,000	13,218
China Government Bond	3.120%	10/25/52	CNY	40,000	5,739
China Government Bond	4.240%	11/24/64	CNY	30,000	5,389
China Government Bond	3.730%	5/25/70	CNY	30,000	4,868
China Government Bond	3.760%	3/22/71	CNY	40,000	6,539
China Government Bond	3.400%	7/15/72	CNY	45,000	6,789
Export-Import Bank of China	2.760%	11/5/24	CNY	230,000	33,310
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	7,353
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	10,260
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	13,310
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	6,073
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	12,136
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	20,503
					1,062,589
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	95,100,000	20,050
Colombian TES	6.250%	11/26/25	COP	79,000,000	15,020
Colombian TES	7.500%	8/26/26	COP	123,500,000	23,626
Colombian TES	5.750%	11/3/27	COP	85,000,000	14,637
Colombian TES	6.000%	4/28/28	COP	131,000,000	22,376
Colombian TES	7.750%	9/18/30	COP	95,300,000	16,497
Colombian TES	7.000%	3/26/31	COP	99,000,000	16,141
Colombian TES	7.000%	6/30/32	COP	118,700,000	18,621
Colombian TES	7.250%	10/18/34	COP	115,250,000	17,588
Colombian TES	6.250%	7/9/36	COP	68,000,000	9,115
Colombian TES	9.250%	5/28/42	COP	77,500,000	13,022
Colombian TES	7.250%	10/26/50	COP	83,500,000	10,949
					197,642
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	1,004	1,094
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,747
Republic of Croatia	2.700%	6/15/28	EUR	2,818	2,985
Republic of Croatia	1.125%	6/19/29	EUR	8,459	8,024
Republic of Croatia	2.750%	1/27/30	EUR	4,459	4,619
Republic of Croatia	1.500%	6/17/31	EUR	27,639	25,619
Republic of Croatia	2.875%	4/22/32	EUR	5,400	5,535
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,423
Republic of Croatia	1.750%	3/4/41	EUR	4,947	3,738
					58,784
Cyprus (0.1%)
Republic of Cyprus	2.375%	9/25/28	EUR	12,521	12,910
Republic of Cyprus	4.125%	4/13/33	EUR	31,169	34,737
					47,647
Czech Republic (0.5%)
Czech Republic	5.700%	5/25/24	CZK	107,740	5,042
Czech Republic	0.000%	12/12/24	CZK	561,080	24,008
Czech Republic	1.250%	2/14/25	CZK	1,050,000	45,718
Czech Republic	2.400%	9/17/25	CZK	353,340	15,450
Czech Republic	6.000%	2/26/26	CZK	1,901,590	91,421
Czech Republic	1.000%	6/26/26	CZK	908,230	37,578
Czech Republic	0.250%	2/10/27	CZK	401,400	15,788
Czech Republic	2.500%	8/25/28	CZK	181,190	7,579
Czech Republic	2.750%	7/23/29	CZK	2,202,870	92,537
Czech Republic	0.950%	5/15/30	CZK	779,080	28,530
Czech Republic	5.000%	9/30/30	CZK	1,039,370	50,146
Czech Republic	1.200%	3/13/31	CZK	541,410	19,825
Czech Republic	2.000%	10/13/33	CZK	278,500	10,297
Czech Republic	4.200%	12/4/36	CZK	48,170	2,161
Czech Republic	1.500%	4/24/40	CZK	100,340	2,986

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	4.850%	11/26/57	CZK	44,570	2,128
						451,194
Denmark (0.4%)
	Kingdom of Denmark	7.000%	11/10/24	DKK	36,375	5,708
	Kingdom of Denmark	1.750%	11/15/25	DKK	331,651	47,852
	Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	66,520
	Kingdom of Denmark	0.500%	11/15/29	DKK	561,753	73,050
	Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	72,692
	Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	68,453
	Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	7,815
	Kommunekredit	0.625%	5/11/26	EUR	2,186	2,235
	Kommunekredit	2.900%	11/27/26	AUD	2,047	1,304
	Kommunekredit	0.750%	5/18/27	EUR	12,443	12,525
	Kommunekredit	0.000%	11/17/29	EUR	30,000	27,213
	Kommunekredit	0.000%	3/3/31	EUR	5,000	4,357
	Kommunekredit	2.375%	9/15/32	EUR	10,450	10,882
	Kommunekredit	0.010%	5/4/34	EUR	1,000	784
	Kommunekredit	0.875%	11/3/36	EUR	4,500	3,694
						405,084
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,234	3,297
	Finnvera OYJ	2.125%	3/8/28	EUR	20,400	21,616
	Finnvera OYJ	0.375%	4/9/29	EUR	4,169	3,945
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	2,910
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	5,137
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	13,817
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,800	15,455
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	8,561
	Municipality Finance plc	0.625%	11/26/26	EUR	2,457	2,491
	Municipality Finance plc	1.250%	2/23/33	EUR	4,913	4,595
[3]	Republic of Finland	0.000%	9/15/24	EUR	24,380	25,840
[3]	Republic of Finland	4.000%	7/4/25	EUR	21,290	24,073
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,120	5,400
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	35,262
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	26,228
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	24,974
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	6,110
[3]	Republic of Finland	0.500%	9/15/29	EUR	10,581	10,117
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	35,357
[3]	Republic of Finland	0.750%	4/15/31	EUR	24,445	22,858
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	34,069
[3]	Republic of Finland	1.500%	9/15/32	EUR	60,364	58,861
[3]	Republic of Finland	1.125%	4/15/34	EUR	15,604	14,165
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	9,796
[3]	Republic of Finland	2.750%	4/15/38	EUR	22,026	23,009
[3]	Republic of Finland	0.250%	9/15/40	EUR	57,995	39,482
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	17,193
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	673
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	8,040
[3]	Republic of Finland	0.125%	4/15/52	EUR	11,677	5,940
						509,271
France (8.4%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	11,786
	Action Logement Services	0.750%	7/19/41	EUR	15,600	10,589
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	10,000	10,727
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,401
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	5,162
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	6,139
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	2,027
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,507
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	12,839
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	25,219
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,900	5,430
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	19,280
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	13,000	11,949
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,976

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,300	11,716
	Agence France Locale	0.500%	6/20/24	EUR	4,900	5,223
	Agence France Locale	0.125%	6/20/26	EUR	8,400	8,429
	Agence France Locale	0.000%	9/20/27	EUR	15,000	14,441
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,498
	Agence France Locale	0.000%	3/20/31	EUR	500	430
	Bpifrance SACA	2.500%	5/25/24	EUR	5,000	5,458
	Bpifrance SACA	0.750%	11/25/24	EUR	8,000	8,477
	Bpifrance SACA	0.125%	3/25/25	EUR	15,800	16,434
	Bpifrance SACA	0.500%	5/25/25	EUR	5,600	5,841
	Bpifrance SACA	2.750%	10/25/25	EUR	11,000	11,998
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	13,246
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	26,608
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,554
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	5,098
	Bpifrance SACA	2.000%	9/2/30	EUR	14,000	14,314
	Bpifrance SACA	0.250%	6/4/31	EUR	700	618
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	49,131	52,613
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	4,876	5,491
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	9,925
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	50,000	54,800
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	5,454
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	40,335
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	52,755
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	47,300	41,054
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	45,200	39,360
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	25,800	22,807
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	10,187
	Caisse des Depots et Consignations	0.000%	6/19/24	EUR	2,200	2,333
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	9,800	10,450
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,951	2,193
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,300	11,676
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,778
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	600	613
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,057
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	2,013
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,958
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	99
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	22,300	24,286
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	54,400	47,794
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,869
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,400	8,742
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,500	2,290
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	88
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,600	3,080
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	21,300	14,463
	France	1.750%	11/25/24	EUR	125,011	135,307
	France	0.000%	2/25/25	EUR	520,386	544,631
	France	0.000%	3/25/25	EUR	60,000	62,687
	France	0.500%	5/25/25	EUR	69,695	73,276
[8]	France	1.000%	11/25/25	EUR	340,209	358,970
	France	0.000%	2/25/26	EUR	128,703	131,513
	France	3.500%	4/25/26	EUR	54,610	61,529
[8]	France	0.500%	5/25/26	EUR	169,679	175,042
	France	0.250%	11/25/26	EUR	176,306	178,387
[10]	France	0.000%	2/25/27	EUR	560,977	559,283
	France	1.000%	5/25/27	EUR	65,450	67,562
[8]	France	2.750%	10/25/27	EUR	148,395	164,206
	France	0.750%	2/25/28	EUR	129,364	130,404
[8]	France	0.750%	5/25/28	EUR	216,770	217,604
[8]	France	0.750%	11/25/28	EUR	420,393	418,673
	France	2.750%	2/25/29	EUR	50,000	55,277
	France	5.500%	4/25/29	EUR	77,522	98,552
	France	0.500%	5/25/29	EUR	91,931	89,243
[8]	France	0.000%	11/25/29	EUR	318,476	295,074
[8]	France	2.500%	5/25/30	EUR	226,027	246,406
[8]	France	0.000%	11/25/30	EUR	201,904	181,834

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	1.500%	5/25/31	EUR	177,411	178,835
	France	0.000%	11/25/31	EUR	265,253	231,723
	France	0.000%	5/25/32	EUR	153,573	131,939
	France	5.750%	10/25/32	EUR	140,000	191,586
	France	2.000%	11/25/32	EUR	161,000	165,356
[8]	France	1.250%	5/25/34	EUR	251,529	232,992
	France	4.750%	4/25/35	EUR	40,221	52,003
[3,8]	France	1.250%	5/25/36	EUR	210,705	187,245
	France	1.250%	5/25/38	EUR	65,959	56,258
	France	4.000%	10/25/38	EUR	130,951	158,981
[3]	France	1.750%	6/25/39	EUR	55,255	50,429
[3]	France	0.500%	5/25/40	EUR	98,263	70,296
	France	4.500%	4/25/41	EUR	153,442	198,849
[3]	France	2.500%	5/25/43	EUR	34,927	34,262
[3]	France	0.500%	6/25/44	EUR	69,874	45,609
	France	3.250%	5/25/45	EUR	118,276	130,576
[3,8]	France	2.000%	5/25/48	EUR	138,735	120,638
[3,8]	France	1.500%	5/25/50	EUR	122,558	93,175
[8]	France	0.750%	5/25/52	EUR	136,375	81,144
[3]	France	0.750%	5/25/53	EUR	144,433	83,705
[3]	France	3.000%	5/25/54	EUR	21,695	22,361
[3]	France	4.000%	4/25/55	EUR	90,930	114,069
	France	4.000%	4/25/60	EUR	67,417	85,377
[3]	France	1.750%	5/25/66	EUR	68,468	51,191
[3]	France	0.500%	5/25/72	EUR	40,287	17,251
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	72
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	14,800	11,116
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,500	1,510
	Regie Autonome des Transports Parisiens	1.875%	5/25/32	EUR	5,400	5,235
	Region of Ile de France	0.500%	6/14/25	EUR	17,900	18,639
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,505
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,371
	Region of Ile de France	0.100%	7/2/30	EUR	1,200	1,066
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,780
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,562
	SFIL SA	1.500%	3/5/32	EUR	14,500	13,979
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,718
	SNCF Reseau	4.250%	10/7/26	EUR	600	685
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	3,975
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	10,815
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,924
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	13,315
	SNCF Reseau	1.000%	11/9/31	EUR	7,400	6,844
	SNCF Reseau	5.000%	10/10/33	EUR	7,509	9,446
	SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,548
	SNCF Reseau	0.750%	5/25/36	EUR	18,200	14,386
	SNCF Reseau	1.500%	5/29/37	EUR	8,900	7,654
	SNCF Reseau	2.250%	12/20/47	EUR	6,200	5,204
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,962
	SNCF Reseau	5.000%	3/11/52	GBP	2,451	3,047
	SNCF Reseau	4.830%	3/25/60	GBP	683	847
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,184
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	17,400	15,178
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	20,099
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	7,000	7,473
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	6,255
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,754
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	12,753
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,516
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	4,963
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	300	335
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	3,935	5,060
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	6,900	6,929
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	17,000	12,278
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	10,800	5,761
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,500	1,634
	UNEDIC ASSEO	0.125%	11/25/24	EUR	44,000	46,112

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	0.625%	2/17/25	EUR	5,500	5,793
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,000	7,205
	UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	40,965
	UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	10,754
	UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	11,325
	UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	13,634
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	9,028
	UNEDIC ASSEO	0.000%	11/19/30	EUR	5,500	4,872
	UNEDIC ASSEO	1.500%	4/20/32	EUR	500	488
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	929
	UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	27,343
	UNEDIC ASSEO	0.250%	7/16/35	EUR	34,800	27,030
	Ville de Paris	1.250%	1/12/32	EUR	6,300	5,926
						8,272,068
Germany (8.7%)
	Bundesobligation	0.000%	10/18/24	EUR	169,217	179,058
	Bundesobligation	0.000%	4/11/25	EUR	435,476	455,783
	Bundesobligation	0.000%	10/10/25	EUR	682,277	706,319
	Bundesobligation	0.000%	4/10/26	EUR	122,000	125,039
	Bundesobligation	0.000%	10/9/26	EUR	90,000	91,337
	Bundesobligation	0.000%	4/16/27	EUR	70,109	70,403
	Bundesobligation	2.200%	4/13/28	EUR	80,000	87,668
	Bundesschatzanweisungen	0.200%	6/14/24	EUR	345,330	369,625
	Bundesschatzanweisungen	2.500%	3/13/25	EUR	100,000	109,735
[8]	Federal Republic of Germany	1.000%	8/15/25	EUR	200,000	212,590
	Federal Republic of Germany	0.500%	2/15/26	EUR	44,383	46,276
	Federal Republic of Germany	0.000%	8/15/26	EUR	21,455	21,848
	Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	89,139
	Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	4,681
	Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	45,231
	Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	85,852
	Federal Republic of Germany	0.500%	2/15/28	EUR	121,655	123,332
	Federal Republic of Germany	0.250%	8/15/28	EUR	375,770	372,733
	Federal Republic of Germany	0.000%	11/15/28	EUR	76,535	74,469
[8]	Federal Republic of Germany	0.250%	2/15/29	EUR	163,530	160,543
	Federal Republic of Germany	0.000%	8/15/29	EUR	96,256	92,120
	Federal Republic of Germany	2.100%	11/15/29	EUR	50,000	54,410
	Federal Republic of Germany	0.000%	2/15/30	EUR	115,000	108,906
	Federal Republic of Germany	0.000%	8/15/30	EUR	130,000	121,807
	Federal Republic of Germany	0.000%	2/15/31	EUR	387	359
	Federal Republic of Germany	0.000%	8/15/31	EUR	101,516	93,047
	Federal Republic of Germany	0.000%	2/15/32	EUR	31,854	28,854
	Federal Republic of Germany	1.700%	8/15/32	EUR	235,670	247,291
	Federal Republic of Germany	2.300%	2/15/33	EUR	150,000	165,015
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,075	53,087
	Federal Republic of Germany	0.000%	5/15/35	EUR	184,194	152,671
	Federal Republic of Germany	0.000%	5/15/36	EUR	202,597	163,323
	Federal Republic of Germany	4.000%	1/4/37	EUR	48,904	63,615
	Federal Republic of Germany	1.000%	5/15/38	EUR	44,993	40,514
	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	68,044
	Federal Republic of Germany	4.750%	7/4/40	EUR	37,079	53,814
	Federal Republic of Germany	3.250%	7/4/42	EUR	79,116	97,523
[8]	Federal Republic of Germany	2.500%	7/4/44	EUR	160,032	178,346
[8]	Federal Republic of Germany	2.500%	8/15/46	EUR	183,941	206,713
	Federal Republic of Germany	1.250%	8/15/48	EUR	167,862	146,638
	Federal Republic of Germany	0.000%	8/15/50	EUR	143,357	84,450
	Federal Republic of Germany	0.000%	8/15/50	EUR	30,000	17,699
	Federal Republic of Germany	0.000%	8/15/52	EUR	45,000	25,200
	Federal Republic of Germany	1.800%	8/15/53	EUR	109,144	104,738
	FMS Wertmanagement	1.375%	3/7/25	GBP	9,800	11,570
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	4,991
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	11,216	11,741
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,080	3,215
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,123
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	19,007
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	851
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	6,334

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	3,149
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	4,219
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	27,233
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	4,374
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	14,903
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,421
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	18,750
	Free State of Saxony	0.010%	12/17/35	EUR	17,349	12,953
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	2,683	2,866
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	8,192	8,609
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	9,752	10,173
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,951	1,890
	Gemeinsame Deutsche Bundeslaender	1.250%	5/4/29	EUR	15,000	15,010
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	17,551	15,647
	Investitionsbank Berlin	0.250%	2/3/32	EUR	5,500	4,832
[11]	KFW	0.875%	7/18/24	GBP	277	332
[11]	KFW	1.500%	7/24/24	AUD	760	490
[11]	KFW	1.375%	12/9/24	GBP	17,332	20,645
[11]	KFW	0.625%	1/15/25	EUR	13,848	14,647
[11]	KFW	0.000%	2/18/25	EUR	70,000	73,085
[11]	KFW	4.000%	2/27/25	AUD	13,771	9,166
[11]	KFW	0.010%	3/31/25	EUR	37,553	39,062
[11]	KFW	0.375%	4/23/25	EUR	14,141	14,800
[11]	KFW	5.500%	6/18/25	GBP	9,752	12,493
[11]	KFW	0.125%	6/30/25	EUR	113,310	117,497
[11]	KFW	2.500%	8/25/25	CHF	5,185	5,929
[11]	KFW	0.250%	9/15/25	EUR	55,886	57,828
[11]	KFW	0.750%	2/19/26	CAD	4,905	3,335
[11]	KFW	0.375%	3/9/26	EUR	21,698	22,264
[11]	KFW	0.000%	6/15/26	EUR	39,860	40,161
[11]	KFW	1.250%	7/31/26	GBP	51,821	59,085
[11]	KFW	3.200%	9/11/26	AUD	9,143	5,975
[11]	KFW	0.000%	9/30/26	EUR	39,395	39,412
[11]	KFW	2.000%	2/15/27	AUD	700	436
[11]	KFW	0.625%	2/22/27	EUR	18,529	18,764
[11]	KFW	0.000%	3/31/27	EUR	3,381	3,333
[11]	KFW	1.250%	6/30/27	EUR	33,802	34,883
[11]	KFW	4.300%	7/13/27	AUD	10,000	6,769
[11]	KFW	0.500%	9/15/27	EUR	19,908	19,816
[11]	KFW	0.750%	12/7/27	GBP	20,000	21,601
[11]	KFW	0.000%	12/15/27	EUR	15,905	15,383
[11]	KFW	0.625%	1/7/28	EUR	19,503	19,422
[11]	KFW	1.375%	2/2/28	SEK	65,270	5,638
[11]	KFW	2.750%	3/15/28	EUR	21,862	24,022
[11]	KFW	3.200%	3/15/28	AUD	5,295	3,418
[11]	KFW	0.750%	6/28/28	EUR	36,890	36,647
[11]	KFW	0.000%	9/15/28	EUR	78	74
[11]	KFW	6.000%	12/7/28	GBP	4,876	6,674
[11]	KFW	0.750%	1/15/29	EUR	40,577	39,795
[11]	KFW	0.000%	6/15/29	EUR	20,000	18,565
[11]	KFW	2.875%	12/28/29	EUR	45,000	49,704
[11]	KFW	0.375%	4/23/30	EUR	10,000	9,325
[11]	KFW	3.125%	6/7/30	EUR	22,307	25,031
[11]	KFW	0.000%	9/17/30	EUR	44,113	39,468
[11]	KFW	0.000%	1/10/31	EUR	37,454	33,228
[11]	KFW	0.125%	1/9/32	EUR	31,986	27,939
[11]	KFW	1.375%	6/7/32	EUR	10,000	9,723
[11]	KFW	5.750%	6/7/32	GBP	5,120	7,253
[11]	KFW	1.125%	9/15/32	EUR	12,500	11,829
[11]	KFW	1.125%	5/9/33	EUR	19,016	17,730
[11]	KFW	2.875%	6/7/33	EUR	30,791	33,864
[11]	KFW	0.050%	9/29/34	EUR	12,373	9,793
[11]	KFW	1.375%	7/31/35	EUR	6,827	6,251
[11]	KFW	0.375%	5/20/36	EUR	1,670	1,311
[11]	KFW	5.000%	6/9/36	GBP	4,265	5,820
[11]	KFW	1.250%	7/4/36	EUR	11,216	9,869
[11]	KFW	4.875%	3/15/37	GBP	969	1,297

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	1.125%	3/31/37	EUR	22,993	19,626
[11]	KFW	4.700%	6/2/37	CAD	1,152	925
[11]	KFW	1.125%	6/15/37	EUR	4,876	4,136
[11]	KFW	2.600%	6/20/37	JPY	812,000	7,417
[11]	KFW	0.875%	7/4/39	EUR	2,439	1,923
	Land Baden-Wuerttemberg	0.625%	1/16/25	EUR	4,000	4,217
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	4,923
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	4,851
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	13,151
	Land Berlin	0.500%	2/10/25	EUR	10,240	10,752
	Land Berlin	0.250%	4/22/25	EUR	4,876	5,068
	Land Berlin	0.625%	3/20/26	EUR	5,833	5,998
	Land Berlin	0.625%	2/8/27	EUR	2,731	2,758
	Land Berlin	0.010%	5/18/27	EUR	43,860	42,956
	Land Berlin	1.250%	6/1/28	EUR	9,000	9,139
	Land Berlin	0.010%	10/26/28	EUR	13,165	12,401
	Land Berlin	0.010%	7/2/30	EUR	32,115	28,715
	Land Berlin	1.300%	6/13/33	EUR	977	920
	Land Berlin	0.750%	4/3/34	EUR	2,917	2,526
	Land Berlin	0.125%	6/4/35	EUR	4,876	3,773
	Land Berlin	0.625%	8/25/36	EUR	1,219	975
	Land Berlin	1.375%	6/5/37	EUR	2,439	2,138
	Land Berlin	1.375%	8/27/38	EUR	2,439	2,094
	Land Berlin	0.050%	8/6/40	EUR	14,314	9,152
	Land Berlin	0.100%	1/18/41	EUR	15,939	10,211
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,235
	Land Thueringen	0.500%	5/12/25	EUR	2,194	2,292
	Land Thueringen	0.200%	10/26/26	EUR	7,314	7,325
	Land Thueringen	0.500%	3/2/29	EUR	15,000	14,403
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,376
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,690
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	5,780	3,849
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,314	7,440
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,479
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,961
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	8,090	5,401
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	11,216	11,779
[11]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,949
[11]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,143
[11]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,440
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,469
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	15,819
[11]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,430
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	4,777
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,382
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	5,394
[11]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	9,387
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,084	28,918
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	18,155	16,564
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,481
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,850	1,752
[11]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	22,143
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,872
	NRW Bank	0.375%	12/16/24	GBP	25,000	29,280
	NRW Bank	0.250%	3/10/25	EUR	7,314	7,617
	NRW Bank	0.625%	2/11/26	EUR	7,314	7,526
	NRW Bank	0.500%	5/11/26	EUR	5,855	5,971
	NRW Bank	0.250%	9/28/26	EUR	2,901	2,910
	NRW Bank	0.625%	2/23/27	EUR	7,314	7,369
	NRW Bank	0.250%	3/16/27	EUR	205	203
	NRW Bank	0.125%	4/12/27	EUR	7,948	7,812
	NRW Bank	0.500%	9/13/27	EUR	7,314	7,237
	NRW Bank	0.625%	1/4/28	EUR	3,413	3,383
	NRW Bank	0.375%	5/16/29	EUR	3,535	3,342
	NRW Bank	0.125%	2/4/30	EUR	25,000	22,813
	NRW Bank	0.875%	4/12/34	EUR	331	293
	NRW Bank	0.100%	7/9/35	EUR	13,519	10,313

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	1.200%	3/28/39	EUR	5,000	4,116
NRW Bank	0.500%	6/17/41	EUR	4,000	2,787
NRW Bank	1.250%	5/13/49	EUR	4,876	3,643
State of Brandenburg	0.010%	6/26/28	EUR	15,696	14,920
State of Brandenburg	0.125%	2/4/30	EUR	3,275	2,992
State of Brandenburg	0.050%	7/1/31	EUR	8,363	7,299
State of Brandenburg	0.750%	8/8/36	EUR	4,876	3,981
State of Brandenburg	1.450%	11/26/38	EUR	6,875	5,934
State of Brandenburg	0.300%	10/4/49	EUR	488	263
State of Bremen	0.500%	3/3/25	EUR	6,339	6,644
State of Bremen	1.200%	1/30/34	EUR	100	91
State of Bremen	1.500%	11/12/38	EUR	2,404	2,086
State of Bremen	1.000%	5/27/39	EUR	6,097	4,830
State of Bremen	0.500%	5/6/41	EUR	9,740	6,710
State of Bremen	0.550%	2/4/50	EUR	8,635	4,937
State of Hesse	1.375%	6/10/24	EUR	1,951	2,104
State of Hesse	0.125%	6/20/24	EUR	4,337	4,608
State of Hesse	0.000%	9/15/24	EUR	17,976	18,930
State of Hesse	0.500%	2/17/25	EUR	5,120	5,373
State of Hesse	0.000%	3/10/25	EUR	10,000	10,383
State of Hesse	0.250%	6/10/25	EUR	12,190	12,637
State of Hesse	0.000%	4/14/26	EUR	878	885
State of Hesse	0.375%	7/6/26	EUR	29,207	29,620
State of Hesse	0.625%	8/2/28	EUR	4,876	4,775
State of Hesse	0.010%	3/11/30	EUR	12,829	11,590
State of Hesse	0.000%	11/8/30	EUR	12,190	10,799
State of Hesse	1.300%	10/10/33	EUR	3,901	3,645
State of Lower Saxony	0.000%	8/2/24	EUR	10,194	10,770
State of Lower Saxony	0.625%	1/20/25	EUR	4,876	5,136
State of Lower Saxony	0.125%	3/7/25	EUR	1,951	2,033
State of Lower Saxony	0.500%	6/13/25	EUR	4,876	5,086
State of Lower Saxony	0.375%	1/9/26	EUR	10,087	10,342
State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,244
State of Lower Saxony	0.010%	9/8/26	EUR	14,269	14,227
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,915
State of Lower Saxony	0.010%	11/25/27	EUR	37,521	36,213
State of Lower Saxony	0.750%	2/15/28	EUR	7,314	7,282
State of Lower Saxony	0.010%	2/19/29	EUR	9,518	8,874
State of Lower Saxony	0.375%	5/14/29	EUR	2,926	2,774
State of Lower Saxony	0.125%	1/10/30	EUR	4,876	4,464
State of Lower Saxony	0.010%	8/13/30	EUR	33,963	30,300
State of Lower Saxony	0.010%	1/10/31	EUR	5,331	4,701
State of Lower Saxony	0.050%	3/9/35	EUR	9,974	7,697
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	55	58
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,464	1,535
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,464	1,570
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,314	7,575
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	70,352	71,651
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,876	4,991
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	9,990
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	19,993
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	13,714
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	6,249
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	3,840	3,514
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	7,314	6,705
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,748	12,256
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	13,168	11,915
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	23,751
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	6,005
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	12,000	10,830
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	13,082
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	1,925
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	8,133
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	704
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	1,979
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	265	188
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	34,200	27,945

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	3,885
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	5,792	3,678
	State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	16,605	8,925
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	9,108
	State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,530	4,728
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	6,371
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	15,018	10,716
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	10,637
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	7,454
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	6,386
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	7,939
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	2,931
	State of Rhineland-Palatinate	0.500%	1/21/25	EUR	2,926	3,077
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	4,888
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	4,881
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	4,846
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	37,317	34,191
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,302
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	2,140
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,215
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	17,545
	State of Saxony-Anhalt	0.500%	3/24/51	EUR	7,185	4,056
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	17,822
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	945
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	3,270
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	13,071
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	6,283
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	5,107
						8,520,846
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	75,200	9,314
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	14,750	1,854
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,950	606
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	355
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	7,076
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,457
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	372
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,560
						26,594
Hungary (0.2%)
	Republic of Hungary	1.500%	8/23/23	HUF	1,660,450	4,728
	Republic of Hungary	6.000%	11/24/23	HUF	1,424,940	4,022
	Republic of Hungary	3.000%	6/26/24	HUF	2,000,000	5,287
	Republic of Hungary	2.500%	10/24/24	HUF	6,103,250	15,665
	Republic of Hungary	5.500%	6/24/25	HUF	2,956,340	7,773
	Republic of Hungary	1.250%	10/22/25	EUR	6,582	6,765
	Republic of Hungary	1.000%	11/26/25	HUF	1,842,120	4,302
	Republic of Hungary	1.500%	4/22/26	HUF	5,341,310	12,351
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	7,970
	Republic of Hungary	5.000%	2/22/27	EUR	3,244	3,622
	Republic of Hungary	1.750%	10/10/27	EUR	2,146	2,111
	Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	22,486
	Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	51,005
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,728	3,196
	Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	4,152
	Republic of Hungary	3.000%	8/21/30	HUF	6,879,200	14,954
[3]	Republic of Hungary	4.250%	6/16/31	EUR	2,800	2,855
	Republic of Hungary	3.250%	10/22/31	HUF	465,190	992
	Republic of Hungary	1.625%	4/28/32	EUR	18,413	15,175
	Republic of Hungary	4.750%	11/24/32	HUF	4,500,000	10,597
	Republic of Hungary	2.250%	4/20/33	HUF	2,847,290	5,327
	Republic of Hungary	1.750%	6/5/35	EUR	2,869	2,178
	Republic of Hungary	3.000%	10/27/38	HUF	1,469,000	2,551
	Republic of Hungary	3.000%	4/25/41	HUF	2,620,910	4,342
	Republic of Hungary	1.500%	11/17/50	EUR	3,681	2,058
						216,464

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,265	2,268
Indonesia (1.2%)
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	754,470,000	52,458
	Indonesia Treasury Bond	8.125%	5/15/24	IDR	738,916,000	51,409
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	945,611,000	64,848
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	138,087,000	9,640
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	938,101,000	62,691
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	23,962
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	635,731,000	41,718
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	51,061
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	47,828
	Indonesia Treasury Bond	6.375%	8/15/28	IDR	200,000,000	13,694
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,872
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	52,851
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	68,618
[12]	Indonesia Treasury Bond	6.500%	2/15/31	IDR	953,002,000	64,729
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	14,454
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	784,458,000	52,879
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	22,981
	Indonesia Treasury Bond	7.000%	2/15/33	IDR	194,000,000	13,653
	Indonesia Treasury Bond	6.625%	5/15/33	IDR	795,898,000	53,949
	Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	51,707
	Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	41,395
	Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	38,613
	Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	5,302
	Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	32,108
	Indonesia Treasury Bond	7.125%	6/15/38	IDR	310,000,000	21,612
	Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	40,434
	Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	58,272
	Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	7,004
	Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	33,146
	Indonesia Treasury Bond	7.125%	6/15/43	IDR	210,000,000	14,642
	Indonesia Treasury Bond	7.375%	5/15/48	IDR	422,095,000	29,667
	Indonesia Treasury Bond	6.875%	8/15/51	IDR	186,019,000	12,554
	Republic of Indonesia	2.150%	7/18/24	EUR	1,530	1,650
	Republic of Indonesia	1.750%	4/24/25	EUR	9,248	9,771
	Republic of Indonesia	1.450%	9/18/26	EUR	2,196	2,224
	Republic of Indonesia	0.900%	2/14/27	EUR	10,565	10,377
	Republic of Indonesia	3.750%	6/14/28	EUR	11,139	12,139
	Republic of Indonesia	1.000%	7/28/29	EUR	4,571	4,154
	Republic of Indonesia	1.100%	3/12/33	EUR	4,669	3,818
						1,195,884
Ireland (0.5%)
	Republic of Ireland	1.000%	5/15/26	EUR	44,834	47,107
	Republic of Ireland	0.200%	5/15/27	EUR	58,472	58,585
	Republic of Ireland	0.900%	5/15/28	EUR	36,715	37,310
	Republic of Ireland	1.100%	5/15/29	EUR	24,380	24,749
	Republic of Ireland	0.200%	10/18/30	EUR	34,508	31,852
	Republic of Ireland	1.350%	3/18/31	EUR	19,503	19,559
	Republic of Ireland	0.000%	10/18/31	EUR	121,403	106,927
	Republic of Ireland	0.350%	10/18/32	EUR	42,317	37,436
	Republic of Ireland	1.300%	5/15/33	EUR	19,947	19,220
	Republic of Ireland	0.400%	5/15/35	EUR	10,906	9,003
	Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,369
	Republic of Ireland	0.550%	4/22/41	EUR	81,592	57,716
	Republic of Ireland	2.000%	2/18/45	EUR	26,244	23,356
	Republic of Ireland	1.500%	5/15/50	EUR	25,611	19,703
						494,892
Isle Of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	5,732	3,652
Israel (0.3%)
	State of Israel	0.150%	7/31/23	ILS	29,312	7,990
	State of Israel	1.500%	11/30/23	ILS	26,840	7,275

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Israel	3.750%	3/31/24	ILS	18,127	4,968
	State of Israel	0.400%	10/31/24	ILS	36,067	9,378
	State of Israel	0.500%	4/30/25	ILS	117,522	30,114
	State of Israel	1.750%	8/31/25	ILS	202,383	52,791
	State of Israel	6.250%	10/30/26	ILS	27,603	8,153
	State of Israel	1.500%	1/18/27	EUR	12,456	12,554
	State of Israel	2.000%	3/31/27	ILS	79,333	20,332
	State of Israel	2.250%	9/28/28	ILS	166,992	42,360
	State of Israel	1.500%	1/16/29	EUR	5,439	5,281
	State of Israel	1.000%	3/31/30	ILS	133,975	30,586
	State of Israel	0.625%	1/18/32	EUR	2,066	1,712
	State of Israel	1.500%	5/31/37	ILS	35,629	7,125
	State of Israel	5.500%	1/31/42	ILS	32,324	10,417
	State of Israel	3.750%	3/31/47	ILS	131,154	33,362
	State of Israel	2.500%	1/16/49	EUR	3,219	2,704
	State of Israel	2.800%	11/29/52	ILS	67,330	13,847
						300,949
Italy (6.7%)
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,500	2,687
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,900	4,121
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,612
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	7,601
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	7,511
	Italy Buoni Poliennali Del Tesoro	1.750%	5/30/24	EUR	171,742	185,942
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	93,432	101,023
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	191,959	202,798
	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	50,000	55,377
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	28,252	30,201
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/24	EUR	22,159	24,103
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	57,263	59,812
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	3/1/25	EUR	100,491	113,872
	Italy Buoni Poliennali Del Tesoro	3.400%	3/28/25	EUR	154,853	170,556
	Italy Buoni Poliennali Del Tesoro	1.450%	5/15/25	EUR	145,000	153,957
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	86,354	91,599
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	89,123	95,165
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	103,284	108,381
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	204,245	225,304
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	74,783
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	103,439	114,955
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	52,094
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	129,175	136,550
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	123,875
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	50,175	62,128
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	80,136	80,347
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	156,114	157,133
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	75,008	77,888
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	50,890
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	32,315	39,970
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	70,059	74,189
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	190,622	178,931
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	257,236	279,994
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	139,312	130,781
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/28	EUR	50,000	57,995
	Italy Buoni Poliennali Del Tesoro	2.800%	12/1/28	EUR	35,000	36,907
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	118,698	123,783
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	80,429	84,938
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	38,935	46,617
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	61,389	67,664
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	77,585
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	38,219
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	42,761	46,657
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	75,122	67,426
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	95,847	90,045
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	114,505	100,411
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	124,245	156,618
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	127,541	107,562
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	152,562	168,687

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	61,950
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	102,846	93,617
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	55,380
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	68,494	66,116
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	94,810	117,716
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	40,050	45,036
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	14,386	13,551
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	84,264	98,674
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	59,774	59,941
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	175,405	187,598
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	21,814	17,334
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	25,000	21,817
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	73,920	78,590
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	68,377	49,447
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	93,614	89,979
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	59,597	55,247
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	98,664	115,454
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	44,415
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	89,462	105,085
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	85,982	64,642
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	27,351	29,783
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	80,212	91,309
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	66,713	43,878
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	73,973	66,934
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	67,626
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	49,310	46,316
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	79,047	78,619
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	42,796	32,512
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	4,184	2,653
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	75,048	52,099
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	35,887	38,942
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	35,569
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	12,000	7,531
	Republic of Italy	6.000%	8/4/28	GBP	5,802	7,428
						6,591,032
Japan (14.5%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	2,000,000	14,697
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	11,022
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	292,500	2,162
	Development Bank of Japan Inc.	1.250%	1/31/25	GBP	15,005	17,694
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	195,000	1,442
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	369,100	2,734
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	28,731	29,711
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	22,200	163
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	2,091
	Hyogo Prefecture	1.020%	7/13/29	JPY	750,000	5,740
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,569
	Japan	0.005%	5/1/24	JPY	1,794,500	13,186
	Japan	0.005%	6/1/24	JPY	12,248,150	90,013
	Japan	0.100%	6/20/24	JPY	11,065,900	81,413
	Japan	0.600%	6/20/24	JPY	346,200	2,561
	Japan	0.005%	7/1/24	JPY	13,878,350	101,992
	Japan	0.005%	8/1/24	JPY	8,000,000	58,821
	Japan	0.005%	9/1/24	JPY	26,429,000	194,325
	Japan	0.100%	9/20/24	JPY	11,241,000	82,715
	Japan	0.500%	9/20/24	JPY	6,192,300	45,816
	Japan	2.100%	9/20/24	JPY	636,300	4,812
	Japan	0.005%	10/1/24	JPY	16,900,000	124,204
	Japan	0.005%	11/1/24	JPY	10,000,000	73,527
	Japan	0.005%	12/1/24	JPY	11,400,000	83,790
	Japan	0.100%	12/20/24	JPY	9,867,700	72,631
	Japan	0.300%	12/20/24	JPY	4,905,100	36,220
	Japan	0.500%	12/20/24	JPY	3,769,050	27,922
	Japan	0.005%	1/1/25	JPY	15,000,000	110,239
	Japan	0.005%	2/1/25	JPY	10,000,000	73,497
	Japan	0.005%	3/1/25	JPY	6,500,000	47,770
	Japan	0.100%	3/20/25	JPY	7,801,350	57,432

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.400%	3/20/25	JPY	4,810,000	35,608
Japan	2.000%	3/20/25	JPY	36,600	279
Japan	0.005%	4/1/25	JPY	6,500,000	47,765
Japan	0.100%	6/20/25	JPY	9,996,400	73,610
Japan	0.400%	6/20/25	JPY	4,047,000	29,990
Japan	1.900%	6/20/25	JPY	560,800	4,288
Japan	2.100%	6/20/25	JPY	1,462,750	11,230
Japan	0.100%	9/20/25	JPY	5,844,700	43,041
Japan	0.400%	9/20/25	JPY	1,557,850	11,557
Japan	2.100%	9/20/25	JPY	97,500	752
Japan	0.100%	12/20/25	JPY	7,668,900	56,504
Japan	0.300%	12/20/25	JPY	4,368,200	32,353
Japan	2.000%	12/20/25	JPY	1,628,550	12,598
Japan	0.005%	3/20/26	JPY	12,910,900	94,890
Japan	0.100%	3/20/26	JPY	2,486,700	18,326
Japan	2.100%	3/20/26	JPY	419,350	3,268
Japan	2.200%	3/20/26	JPY	390,050	3,048
Japan	0.005%	6/20/26	JPY	18,035,850	132,540
Japan	0.100%	6/20/26	JPY	2,649,200	19,524
Japan	0.005%	9/20/26	JPY	15,659,350	115,045
Japan	0.100%	9/20/26	JPY	3,391,300	24,994
Japan	2.200%	9/20/26	JPY	29,300	231
Japan	2.300%	9/20/26	JPY	17,100	135
Japan	0.005%	12/20/26	JPY	23,200,200	170,379
Japan	0.100%	12/20/26	JPY	6,316,650	46,544
Japan	2.100%	12/20/26	JPY	2,437,950	19,267
Japan	0.005%	3/20/27	JPY	27,313,350	200,460
Japan	0.100%	3/20/27	JPY	5,478,050	40,353
Japan	0.100%	3/20/27	JPY	15,608,850	114,981
Japan	2.000%	3/20/27	JPY	487,600	3,856
Japan	2.100%	3/20/27	JPY	170,700	1,355
Japan	0.005%	6/20/27	JPY	27,604,000	202,425
Japan	0.100%	6/20/27	JPY	9,557,150	70,354
Japan	2.300%	6/20/27	JPY	9,800	79
Japan	0.100%	9/20/27	JPY	10,587,000	77,865
Japan	0.100%	9/20/27	JPY	24,700,000	181,672
Japan	2.200%	9/20/27	JPY	1,007,350	8,089
Japan	0.100%	12/20/27	JPY	10,492,600	77,113
Japan	0.200%	12/20/27	JPY	8,000,000	59,066
Japan	0.300%	12/20/27	JPY	3,000,000	22,253
Japan	2.100%	12/20/27	JPY	1,092,700	8,773
Japan	0.100%	3/20/28	JPY	9,007,950	66,127
Japan	0.200%	3/20/28	JPY	2,600,000	19,178
Japan	2.200%	3/20/28	JPY	1,925,950	15,584
Japan	2.400%	3/20/28	JPY	2,852,400	23,285
Japan	0.100%	6/20/28	JPY	8,966,400	65,787
Japan	2.400%	6/20/28	JPY	502,200	4,119
Japan	0.100%	9/20/28	JPY	6,689,800	49,054
Japan	2.100%	9/20/28	JPY	2,986,900	24,260
Japan	2.200%	9/20/28	JPY	585,150	4,775
Japan	0.100%	12/20/28	JPY	8,723,850	63,943
Japan	1.900%	12/20/28	JPY	3,530,200	28,492
Japan	2.100%	12/20/28	JPY	292,600	2,386
Japan	0.100%	3/20/29	JPY	8,240,600	60,344
Japan	1.900%	3/20/29	JPY	2,023,500	16,383
Japan	2.100%	3/20/29	JPY	2,200,500	18,006
Japan	0.100%	6/20/29	JPY	5,181,850	37,903
Japan	2.100%	6/20/29	JPY	2,696,400	22,144
Japan	0.100%	9/20/29	JPY	5,205,600	38,053
Japan	2.100%	9/20/29	JPY	5,792,650	47,750
Japan	2.800%	9/20/29	JPY	1,316,550	11,279
Japan	0.100%	12/20/29	JPY	9,508,450	69,428
Japan	2.100%	12/20/29	JPY	6,356,900	52,582
Japan	2.200%	12/20/29	JPY	2,798,800	23,283
Japan	0.100%	3/20/30	JPY	1,000,000	7,295
Japan	2.100%	3/20/30	JPY	6,989,050	57,985
Japan	2.200%	3/20/30	JPY	4,771,850	39,829

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.300%	5/20/30	JPY	82,900	698
Japan	0.100%	6/20/30	JPY	10,066,950	73,366
Japan	1.600%	6/20/30	JPY	277,950	2,241
Japan	1.800%	6/20/30	JPY	19,550	160
Japan	2.000%	6/20/30	JPY	2,437,950	20,161
Japan	0.100%	9/20/30	JPY	11,013,150	80,080
Japan	1.800%	9/20/30	JPY	682,650	5,586
Japan	1.900%	9/20/30	JPY	2,130,750	17,549
Japan	0.100%	12/20/30	JPY	20,279,600	147,156
Japan	2.000%	12/20/30	JPY	1,462,800	12,154
Japan	2.100%	12/20/30	JPY	5,383,600	45,026
Japan	0.100%	3/20/31	JPY	1,917,700	13,892
Japan	1.900%	3/20/31	JPY	2,925,550	24,191
Japan	2.000%	3/20/31	JPY	5,938,750	49,443
Japan	2.200%	3/20/31	JPY	1,643,800	13,876
Japan	0.100%	6/20/31	JPY	12,795,650	92,580
Japan	1.800%	6/20/31	JPY	3,599,750	29,627
Japan	1.900%	6/20/31	JPY	4,101,150	33,993
Japan	0.100%	9/20/31	JPY	15,962,500	115,348
Japan	1.700%	9/20/31	JPY	9,189,650	75,286
Japan	1.800%	9/20/31	JPY	7,223,450	59,615
Japan	0.100%	12/20/31	JPY	5,498,300	39,665
Japan	1.700%	12/20/31	JPY	6,066,800	49,812
Japan	1.800%	12/20/31	JPY	10,117,350	83,693
Japan	0.200%	3/20/32	JPY	1,300,000	9,450
Japan	1.600%	3/20/32	JPY	4,363,850	35,614
Japan	1.700%	3/20/32	JPY	3,010,300	24,759
Japan	1.800%	3/20/32	JPY	5,951,000	49,325
Japan	2.300%	5/20/32	JPY	1,200,000	10,352
Japan	1.500%	6/20/32	JPY	3,971,850	32,184
Japan	1.600%	6/20/32	JPY	4,015,400	32,798
Japan	1.700%	6/20/32	JPY	2,800,000	23,055
Japan	1.700%	9/20/32	JPY	11,837,900	97,605
Japan	1.800%	11/22/32	JPY	1,200,000	9,984
Japan	0.500%	12/20/32	JPY	5,600,000	41,692
Japan	1.700%	12/20/32	JPY	7,875,600	65,018
Japan	1.800%	12/20/32	JPY	4,625,550	38,509
Japan	0.500%	3/20/33	JPY	10,000,000	74,039
Japan	1.100%	3/20/33	JPY	1,200,000	9,397
Japan	1.500%	3/20/33	JPY	6,038,850	49,015
Japan	1.600%	3/20/33	JPY	7,493,850	61,362
Japan	1.700%	6/20/33	JPY	755,750	6,249
Japan	1.700%	6/20/33	JPY	9,924,550	82,061
Japan	1.700%	9/20/33	JPY	9,882,400	81,775
Japan	1.600%	12/20/33	JPY	7,508,700	61,606
Japan	2.000%	12/20/33	JPY	1,243,800	10,584
Japan	1.500%	3/20/34	JPY	8,735,200	71,015
Japan	2.400%	3/20/34	JPY	1,804,100	15,928
Japan	1.500%	6/20/34	JPY	11,287,850	91,812
Japan	2.500%	6/20/34	JPY	1,581,550	14,120
Japan	1.400%	9/20/34	JPY	14,414,050	116,088
Japan	2.500%	9/20/34	JPY	195,050	1,745
Japan	1.200%	12/20/34	JPY	12,236,350	96,492
Japan	2.400%	12/20/34	JPY	1,121,450	9,955
Japan	1.200%	3/20/35	JPY	8,679,700	68,426
Japan	2.300%	3/20/35	JPY	1,219,000	10,740
Japan	1.300%	6/20/35	JPY	8,294,150	66,060
Japan	2.300%	6/20/35	JPY	1,745,550	15,407
Japan	1.200%	9/20/35	JPY	10,302,000	81,115
Japan	2.500%	9/20/35	JPY	487,600	4,395
Japan	1.000%	12/20/35	JPY	9,479,950	72,903
Japan	2.300%	12/20/35	JPY	1,223,850	10,830
Japan	0.400%	3/20/36	JPY	8,935,200	63,762
Japan	2.500%	3/20/36	JPY	1,076,600	9,735
Japan	0.200%	6/20/36	JPY	9,927,100	68,808
Japan	2.500%	6/20/36	JPY	707,050	6,400
Japan	0.500%	9/20/36	JPY	11,832,150	85,117

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.500%	9/20/36	JPY	292,600	2,654
Japan	0.600%	12/20/36	JPY	7,634,600	55,534
Japan	2.300%	12/20/36	JPY	393,950	3,506
Japan	0.700%	3/20/37	JPY	11,279,500	82,978
Japan	2.400%	3/20/37	JPY	2,462,150	22,178
Japan	0.600%	6/20/37	JPY	10,660,750	77,222
Japan	0.600%	9/20/37	JPY	13,826,450	99,963
Japan	2.500%	9/20/37	JPY	1,128,350	10,303
Japan	0.600%	12/20/37	JPY	10,388,600	74,916
Japan	0.500%	3/20/38	JPY	11,464,950	81,270
Japan	2.500%	3/20/38	JPY	3,832,300	35,083
Japan	0.500%	6/20/38	JPY	12,683,200	89,657
Japan	0.700%	9/20/38	JPY	13,188,200	95,743
Japan	2.400%	9/20/38	JPY	2,954,600	26,794
Japan	0.500%	12/20/38	JPY	12,131,150	85,259
Japan	0.400%	3/20/39	JPY	12,384,200	85,400
Japan	2.300%	3/20/39	JPY	3,658,050	32,803
Japan	0.300%	6/20/39	JPY	14,087,600	95,263
Japan	0.300%	9/20/39	JPY	10,005,100	67,384
Japan	2.200%	9/20/39	JPY	4,753,150	42,126
Japan	0.300%	12/20/39	JPY	14,248,200	95,577
Japan	0.400%	3/20/40	JPY	13,226,800	89,923
Japan	2.300%	3/20/40	JPY	4,803,150	43,173
Japan	0.400%	6/20/40	JPY	17,981,350	121,755
Japan	0.400%	9/20/40	JPY	20,756,200	140,048
Japan	2.000%	9/20/40	JPY	8,765,300	75,692
Japan	0.500%	12/20/40	JPY	19,946,750	136,548
Japan	0.500%	3/20/41	JPY	20,395,350	139,247
Japan	2.200%	3/20/41	JPY	7,169,300	63,681
Japan	0.400%	6/20/41	JPY	22,551,250	150,851
Japan	0.500%	9/20/41	JPY	21,737,250	147,698
Japan	2.000%	9/20/41	JPY	6,288,400	54,403
Japan	0.500%	12/20/41	JPY	20,966,600	142,221
Japan	0.800%	3/20/42	JPY	18,138,550	129,570
Japan	2.000%	3/20/42	JPY	8,742,400	75,700
Japan	0.900%	6/20/42	JPY	14,191,000	103,015
Japan	1.100%	9/20/42	JPY	13,190,000	99,001
Japan	1.900%	9/20/42	JPY	10,532,950	89,945
Japan	1.400%	12/20/42	JPY	9,670,000	76,280
Japan	1.100%	3/20/43	JPY	3,000,000	22,389
Japan	1.800%	3/20/43	JPY	7,270,250	61,057
Japan	1.900%	6/20/43	JPY	3,610,900	30,819
Japan	1.800%	9/20/43	JPY	4,908,950	41,232
Japan	1.700%	12/20/43	JPY	7,751,900	64,047
Japan	1.700%	3/20/44	JPY	5,901,000	48,788
Japan	1.700%	6/20/44	JPY	5,029,200	41,572
Japan	1.700%	9/20/44	JPY	7,417,700	61,328
Japan	1.500%	12/20/44	JPY	6,315,200	50,434
Japan	1.500%	3/20/45	JPY	7,010,100	55,960
Japan	1.600%	6/20/45	JPY	2,547,900	20,695
Japan	1.400%	9/20/45	JPY	2,244,500	17,566
Japan	1.400%	12/20/45	JPY	4,637,850	36,283
Japan	0.800%	3/20/46	JPY	5,202,350	36,016
Japan	0.300%	6/20/46	JPY	5,278,000	32,496
Japan	0.500%	9/20/46	JPY	6,752,050	43,489
Japan	0.600%	12/20/46	JPY	5,542,850	36,452
Japan	0.800%	3/20/47	JPY	5,207,600	35,783
Japan	0.800%	6/20/47	JPY	6,180,600	42,353
Japan	0.800%	9/20/47	JPY	6,410,400	43,813
Japan	0.800%	12/20/47	JPY	7,296,450	49,763
Japan	0.800%	3/20/48	JPY	8,820,450	59,950
Japan	2.400%	3/20/48	JPY	660,050	6,160
Japan	0.700%	6/20/48	JPY	9,907,600	65,547
Japan	0.900%	9/20/48	JPY	5,500,950	38,065
Japan	0.700%	12/20/48	JPY	7,541,900	49,556
Japan	0.500%	3/20/49	JPY	7,708,950	47,938
Japan	2.200%	3/20/49	JPY	1,292,350	11,622

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.400%	6/20/49	JPY	9,325,050	56,166
	Japan	0.400%	9/20/49	JPY	7,270,800	43,618
	Japan	0.400%	12/20/49	JPY	9,461,750	56,686
[9]	Japan	0.400%	3/20/50	JPY	10,219,450	60,869
[9]	Japan	2.200%	3/20/50	JPY	1,352,200	12,138
[9]	Japan	0.600%	6/20/50	JPY	10,965,650	68,826
[9]	Japan	0.600%	9/20/50	JPY	10,871,950	68,064
[9]	Japan	0.700%	12/20/50	JPY	14,111,550	90,680
[9]	Japan	0.700%	3/20/51	JPY	14,341,600	91,931
[9]	Japan	2.200%	3/20/51	JPY	2,451,000	22,068
[9]	Japan	0.700%	6/20/51	JPY	14,625,200	93,712
[9]	Japan	0.700%	9/20/51	JPY	13,652,500	87,346
[9]	Japan	0.700%	12/20/51	JPY	14,799,900	94,604
[9]	Japan	1.000%	3/20/52	JPY	12,197,000	84,396
[9]	Japan	2.000%	3/20/52	JPY	4,727,650	41,093
[9]	Japan	1.300%	6/20/52	JPY	11,943,000	88,992
[9]	Japan	1.400%	9/20/52	JPY	10,350,000	78,987
[9]	Japan	1.600%	12/20/52	JPY	8,000,000	63,915
	Japan	1.400%	3/20/53	JPY	2,000,000	15,214
	Japan	1.900%	3/20/53	JPY	4,000,550	34,196
	Japan	1.700%	3/20/54	JPY	3,498,450	28,654
	Japan	1.400%	3/20/55	JPY	4,707,050	35,829
	Japan	0.400%	3/20/56	JPY	8,103,950	45,593
	Japan	0.900%	3/20/57	JPY	9,871,900	64,941
	Japan	0.800%	3/20/58	JPY	10,735,650	68,052
	Japan	0.500%	3/20/59	JPY	11,217,500	63,596
	Japan	0.500%	3/20/60	JPY	15,750,050	88,710
	Japan	0.700%	3/20/61	JPY	15,588,650	93,785
	Japan	1.000%	3/20/62	JPY	15,817,300	104,356
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	4,100	4,494
	Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	523,900	3,868
	Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	975,200	7,212
	Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	12,300	91
	Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	487,600	3,607
	Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	741,200	5,481
	Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	975,300	7,211
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	195,000	1,438
	Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	199,400	1,474
	Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	256,200	1,895
	Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	282,900	2,096
	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	6,900	51
	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	31,300	232
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	366,300	2,709
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	7,000	52
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	705
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	390
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	8,404
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	40
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,775
	Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	100,000	735
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	2,213
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	10,606
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	360,000	2,884
	Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	4,301
	Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	2,147
	Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	471
	Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	2,245
	Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	6,173
	Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	60,000	488
	Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	1,130,000	9,064
	Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	3,289
	Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,978
	Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	12,610
	Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	7,578
	Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	400,000	3,121
	Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,538
	Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	13,530

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	694
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	7,447
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,892
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	9,931
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,806
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,834
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	688
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	4,247
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	681
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	888
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,747
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	479
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	9,418
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	660
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,302
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	3,709
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	2,303
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	800,000	4,772
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	1,149
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	9,472
Japan Finance Corp.	0.001%	7/31/24	JPY	1,000,000	7,342
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,491,100	11,002
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	109,800	810
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	98,600	731
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	487,600	3,552
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	44,000	324
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	73,100	534
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	877
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	6,099
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,636
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,495
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,980
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	200,000	1,466
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	7,159
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	55
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	827
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	10,000	81
Japan Finance Organization for Municipalities	2.070%	12/20/28	JPY	1,000,000	8,050
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	398
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	13,651
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	350,000	2,513
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	100,000	713
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	82
Japan Finance Organization for Municipalities	0.229%	3/26/32	JPY	100,000	711
Japan Housing Finance Agency	0.040%	6/20/25	JPY	20,000	147
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	15,003
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	3,738
Major Joint Local Government Bond	0.674%	5/24/24	JPY	195,000	1,442
Major Joint Local Government Bond	0.659%	6/25/24	JPY	390,100	2,879
Major Joint Local Government Bond	0.611%	7/25/24	JPY	523,000	3,870
Major Joint Local Government Bond	0.566%	8/23/24	JPY	243,900	1,802
Major Joint Local Government Bond	0.554%	9/25/24	JPY	731,400	5,395
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,170,300	8,580
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,121,500	8,290
Major Joint Local Government Bond	0.470%	3/25/25	JPY	853,400	6,313
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,779,700	13,151
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,486,800	18,437
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,267,800	9,403
Major Joint Local Government Bond	0.553%	7/25/25	JPY	606,500	4,500
Major Joint Local Government Bond	0.500%	8/25/25	JPY	780,100	5,784
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,058,400	7,819
Major Joint Local Government Bond	0.496%	11/25/25	JPY	487,600	3,618
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,486,800	18,369
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	55
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	37
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	11,826
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	11,086

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	6,070
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	6,848
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,838
	Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,717
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	20,347
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	3,179
	Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,736
	Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	8,534
	Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,999
	Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,874
	Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	48
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	7,907
	Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	5,676
	Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	8,711
	Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	10,881
	Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	176
	Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,627,900	11,739
	Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	2,269
	Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,519
	Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	536
	Major Joint Local Government Bond	0.150%	9/25/30	JPY	24,900	179
	Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	7,458
	Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	228
	Major Joint Local Government Bond	0.130%	1/24/31	JPY	200,000	1,433
	Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	5,600
	Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	15,474
	Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	15,594
	Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	4,175
	Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	27,098
	Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,802
	Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,791
	Osaka Prefecture	1.453%	9/26/34	JPY	130,000	1,026
	Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	12,476
	Osaka Prefecture	1.203%	9/28/35	JPY	520,000	4,005
	Saitama Prefecture	2.290%	6/22/29	JPY	500,000	4,113
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	341,300	2,502
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	68,400	500
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	487,600	3,568
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,207,900	8,832
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	365,700	2,702
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	243,900	1,787
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	243,900	1,802
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	536,500	3,963
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	326,700	2,389
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	634
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	7,178
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	11,405
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	9,158
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	6,242
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	107
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	906
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	466
						14,259,807
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	782	808
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,522	1,655
	Republic of Kazakhstan	0.600%	9/30/26	EUR	858	828
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,144	3,034
	Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	3,694
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,366	1,881
						11,092
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,660	8,509
	Republic of Latvia	3.500%	1/17/28	EUR	27,607	30,191

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Latvia	0.010%	3/17/31	EUR	12,815	10,401
					49,101
Lithuania (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	6,728	7,027
Republic of Lithuania	4.125%	4/25/28	EUR	5,500	6,115
Republic of Lithuania	2.125%	6/1/32	EUR	27,687	26,514
					39,656
Luxembourg (0.1%)
Grand Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,525
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,565
Grand Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,709
State of the Grand-Duchy of Luxembourg	0.000%	3/24/31	EUR	18,000	15,827
State of the Grand-Duchy of Luxembourg	0.000%	9/14/32	EUR	30,000	25,210
State of the Grand-Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,615
					54,451
Malaysia (0.9%)
Federation of Malaysia	3.478%	6/14/24	MYR	127,314	28,709
Federation of Malaysia	4.181%	7/15/24	MYR	69,534	15,801
Federation of Malaysia	4.059%	9/30/24	MYR	26,443	6,009
Federation of Malaysia	3.882%	3/14/25	MYR	69,921	15,886
Federation of Malaysia	3.955%	9/15/25	MYR	228,674	52,133
Federation of Malaysia	4.392%	4/15/26	MYR	34,277	7,919
Federation of Malaysia	3.906%	7/15/26	MYR	125,357	28,582
Federation of Malaysia	3.900%	11/30/26	MYR	164,392	37,496
Federation of Malaysia	3.892%	3/15/27	MYR	127	29
Federation of Malaysia	3.899%	11/16/27	MYR	77,498	17,707
Federation of Malaysia	3.733%	6/15/28	MYR	125,550	28,453
Federation of Malaysia	4.504%	4/30/29	MYR	125,000	29,336
Federation of Malaysia	3.885%	8/15/29	MYR	107,325	24,381
Federation of Malaysia	4.498%	4/15/30	MYR	68,798	16,219
Federation of Malaysia	2.632%	4/15/31	MYR	38,316	7,929
Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,347
Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,807
Federation of Malaysia	3.582%	7/15/32	MYR	75,000	16,606
Federation of Malaysia	4.193%	10/7/32	MYR	21,400	4,924
Federation of Malaysia	3.844%	4/15/33	MYR	90,014	20,165
Federation of Malaysia	4.642%	11/7/33	MYR	63,176	15,141
Federation of Malaysia	3.828%	7/5/34	MYR	113,902	25,350
Federation of Malaysia	4.254%	5/31/35	MYR	52,395	12,089
Federation of Malaysia	4.762%	4/7/37	MYR	57,819	13,978
Federation of Malaysia	4.893%	6/8/38	MYR	96,709	24,002
Federation of Malaysia	3.757%	5/22/40	MYR	68,554	14,711
Federation of Malaysia	4.696%	10/15/42	MYR	175,900	42,899
Federation of Malaysia	4.935%	9/30/43	MYR	9,296	2,303
Federation of Malaysia	4.736%	3/15/46	MYR	17,140	4,174
Federation of Malaysia	4.921%	7/6/48	MYR	55,822	14,166
Federation of Malaysia	4.065%	6/15/50	MYR	110,259	24,160
Federation of Malaysia	4.457%	3/31/53	MYR	30,000	6,990
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	7,321	1,663
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	156,013	35,192
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	152,085	34,456
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	115,722	25,899
Malaysia Government Investment Issue	3.871%	8/8/28	MYR	3,500	795
Malaysia Government Investment Issue	4.369%	10/31/28	MYR	102,850	23,923
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	70,610	16,160
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	274,660	60,373
Malaysia Government Investment Issue	4.724%	6/15/33	MYR	47,576	11,471
Malaysia Government Investment Issue	4.582%	8/30/33	MYR	16,050	3,794
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	84,996	19,320
Malaysia Government Investment Issue	4.786%	10/31/35	MYR	17,000	4,108
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	102,768	21,721
Malaysia Government Investment Issue	4.755%	8/4/37	MYR	20,000	4,832
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	105,285	24,690
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	68,162	15,852
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	146,959	35,180

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Malaysia Government Investment Issue	5.357%	5/15/52	MYR	31,350	8,259
						911,089
Mexico (0.8%)
	Mexican Bonos	8.000%	9/5/24	MXN	1,284,310	68,813
	Mexican Bonos	10.000%	12/5/24	MXN	1,111,380	61,107
	Mexican Bonos	5.000%	3/6/25	MXN	600,000	30,406
	Mexican Bonos	5.750%	3/5/26	MXN	1,964,910	99,003
	Mexican Bonos	5.500%	3/4/27	MXN	852,300	41,873
	Mexican Bonos	7.500%	6/3/27	MXN	1,411,270	74,235
	Mexican Bonos	8.500%	5/31/29	MXN	1,106,810	60,591
	Mexican Bonos	7.750%	5/29/31	MXN	1,714,540	89,497
	Mexican Bonos	7.500%	5/26/33	MXN	310,000	15,775
	Mexican Bonos	7.750%	11/23/34	MXN	471,170	24,042
	Mexican Bonos	10.000%	11/20/36	MXN	280,880	16,995
	Mexican Bonos	8.500%	11/18/38	MXN	957,940	50,482
	Mexican Bonos	7.750%	11/13/42	MXN	1,058,860	51,270
	Mexican Bonos	8.000%	11/7/47	MXN	1,136,490	56,078
	Mexican Bonos	8.000%	7/31/53	MXN	360,000	17,754
	United Mexican States	1.625%	4/8/26	EUR	2,053	2,127
	United Mexican States	1.350%	9/18/27	EUR	3,040	3,022
	United Mexican States	1.750%	4/17/28	EUR	9,047	8,900
	United Mexican States	3.625%	4/9/29	EUR	4,552	4,848
	United Mexican States	1.125%	1/17/30	EUR	3,744	3,366
	United Mexican States	2.375%	2/11/30	EUR	5,400	5,222
	United Mexican States	3.375%	2/23/31	EUR	3,623	3,678
	United Mexican States	1.450%	10/25/33	EUR	8,784	6,979
	United Mexican States	2.250%	8/12/36	EUR	6,276	4,919
	United Mexican States	2.875%	4/8/39	EUR	5,861	4,692
	United Mexican States	3.000%	3/6/45	EUR	4,728	3,768
	United Mexican States	2.125%	10/25/51	EUR	10,432	6,391
	United Mexican States	5.625%	3/19/14	GBP	3,146	3,004
	United Mexican States	4.000%	3/15/15	EUR	1,635	1,281
						820,118
Netherlands (1.8%)
	BNG Bank NV	5.250%	5/20/24	AUD	3,918	2,628
	BNG Bank NV	0.250%	6/7/24	EUR	2,926	3,113
	BNG Bank NV	0.050%	7/13/24	EUR	12,190	12,908
	BNG Bank NV	1.125%	9/4/24	EUR	684	732
	BNG Bank NV	0.200%	11/9/24	EUR	9,725	10,216
	BNG Bank NV	0.250%	5/7/25	EUR	13,921	14,452
	BNG Bank NV	3.250%	7/15/25	AUD	4,971	3,249
	BNG Bank NV	1.625%	8/26/25	GBP	200	235
	BNG Bank NV	1.000%	1/12/26	EUR	7,314	7,622
	BNG Bank NV	0.125%	4/11/26	EUR	3,595	3,638
	BNG Bank NV	3.250%	8/24/26	AUD	127	83
	BNG Bank NV	0.625%	6/19/27	EUR	7,279	7,299
	BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,492
	BNG Bank NV	0.750%	1/11/28	EUR	11,224	11,163
	BNG Bank NV	3.300%	7/17/28	AUD	12,696	8,150
	BNG Bank NV	5.200%	12/7/28	GBP	1,650	2,151
	BNG Bank NV	0.100%	1/15/30	EUR	7,369	6,697
	BNG Bank NV	1.375%	10/21/30	EUR	2,926	2,871
	BNG Bank NV	0.250%	1/12/32	EUR	7,200	6,255
	BNG Bank NV	1.875%	7/13/32	EUR	5,600	5,600
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	5,581
	BNG Bank NV	3.000%	1/11/33	EUR	25,000	27,359
	BNG Bank NV	0.125%	4/19/33	EUR	8,598	7,101
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	31,459
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	2,078
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	15,443
	BNG Bank NV	0.250%	11/22/36	EUR	700	520
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	9,173
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,269
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,630
	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,631
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	98,858	107,875

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	102,268	106,929
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	75,000	76,942
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	46,940
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	141,460
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	16,032
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	49,393
	Kingdom of Netherlands	0.000%	1/15/29	EUR	90,000	85,763
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	77,283	74,024
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	54,831	50,351
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	100,671	89,881
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	53,276	48,662
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	49,165	53,555
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	40,000	43,381
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	57,257	71,826
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	75,944	56,028
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	46,688	36,197
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	78,084	98,620
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	81,310
[3,9]	Kingdom of Netherlands	0.000%	1/15/52	EUR	69,682	37,402
[3]	Kingdom of Netherlands	2.000%	1/15/54	EUR	25,000	23,848
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	530	397
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,730	1,133
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,802	8,761
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,867
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	12,105
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	5,449
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	2,918
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,274
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,210	1,403
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,360
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,600
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	688
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,311
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	23,200	20,139
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,645
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	7,778
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	26,700	19,004
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	2,115
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	7,154
						1,719,318
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	4,913	5,178
	Auckland Council	3.500%	3/9/26	AUD	200	130
	Auckland Council	0.125%	9/26/29	EUR	1,599	1,451
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,260	3,143
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	7,450
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	674
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	3,991
	New Zealand	0.500%	5/15/24	NZD	47,300	27,889
	New Zealand	2.750%	4/15/25	NZD	71,679	42,849
	New Zealand	0.500%	5/15/26	NZD	50,760	28,114
	New Zealand	4.500%	4/15/27	NZD	79,830	50,103
	New Zealand	0.250%	5/15/28	NZD	31,019	15,910
	New Zealand	3.000%	4/20/29	NZD	75,545	44,169
	New Zealand	1.500%	5/15/31	NZD	37,161	18,986
	New Zealand	2.000%	5/15/32	NZD	18,030	9,431
	New Zealand	3.500%	4/14/33	NZD	53,786	31,727
	New Zealand	2.750%	4/15/37	NZD	42,399	22,141
	New Zealand	1.750%	5/15/41	NZD	36,308	15,332
	New Zealand	2.750%	5/15/51	NZD	16,523	7,794
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,495	3,294
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,411	2,611
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,903	2,756
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	604
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	5,229
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	5,132
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,910

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	2,156
						362,154
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	85,693	7,807
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	63,657	5,702
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,684
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	8,724
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	23,807
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	45,210
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	18,464
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	130,000	13,174
	Kommunalbanken A/S	5.250%	7/15/24	AUD	3,074	2,066
	Kommunalbanken A/S	4.250%	7/16/25	AUD	368	246
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	5,610
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,910	3,990
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	5,971
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,838
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	14,060
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,518
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	4,221
						171,092
Peru (0.1%)
	Republic of Peru	5.700%	8/12/24	PEN	10,000	2,669
	Republic of Peru	2.750%	1/30/26	EUR	6,818	7,279
	Republic of Peru	8.200%	8/12/26	PEN	27,500	7,750
	Republic of Peru	6.350%	8/12/28	PEN	58,500	15,313
	Republic of Peru	5.940%	2/12/29	PEN	37,875	9,650
	Republic of Peru	3.750%	3/1/30	EUR	1,004	1,060
	Republic of Peru	6.950%	8/12/31	PEN	101,500	26,662
	Republic of Peru	6.150%	8/12/32	PEN	25,724	6,343
	Republic of Peru	1.250%	3/11/33	EUR	4,781	3,818
	Republic of Peru	5.400%	8/12/34	PEN	23,307	5,288
	Republic of Peru	1.950%	11/17/36	EUR	5,021	3,865
	Republic of Peru	6.900%	8/12/37	PEN	56,400	14,297
	Republic of Peru	5.350%	8/12/40	PEN	36,001	7,633
	Republic of Peru	6.850%	2/12/42	PEN	35,500	8,793
						120,420
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,669	2,725
	Republic of Philippines	0.875%	5/17/27	EUR	3,847	3,745
	Republic of Philippines	0.700%	2/3/29	EUR	2,501	2,275
	Republic of Philippines	1.200%	4/28/33	EUR	4,837	3,966
	Republic of Philippines	1.750%	4/28/41	EUR	4,660	3,312
						16,023
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,040	5,216
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	1,944
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	4,304
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	1,100	969
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,529
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	467
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	988
	Republic of Poland	2.500%	4/25/24	PLN	53,835	12,542
	Republic of Poland	3.375%	7/9/24	EUR	2,926	3,225
	Republic of Poland	2.250%	10/25/24	PLN	24,484	5,602
	Republic of Poland	5.250%	1/20/25	EUR	3,608	4,075
	Republic of Poland	0.000%	2/10/25	EUR	7,314	7,533
	Republic of Poland	0.750%	4/25/25	PLN	213,883	46,657
	Republic of Poland	3.250%	7/25/25	PLN	64,147	14,586
	Republic of Poland	1.500%	9/9/25	EUR	2,439	2,560
	Republic of Poland	1.500%	1/19/26	EUR	23,306	24,377
	Republic of Poland	2.500%	7/25/26	PLN	79,080	17,141
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,734
	Republic of Poland	0.250%	10/25/26	PLN	245,540	48,826
	Republic of Poland	0.875%	5/10/27	EUR	15,994	15,774
	Republic of Poland	3.750%	5/25/27	PLN	255,056	56,702

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	2.500%	7/25/27	PLN	75,899	15,991
	Republic of Poland	1.375%	10/22/27	EUR	1,975	1,963
	Republic of Poland	2.750%	4/25/28	PLN	128,925	26,868
	Republic of Poland	1.000%	3/7/29	EUR	2,000	1,899
	Republic of Poland	5.750%	4/25/29	PLN	12,658	3,032
	Republic of Poland	2.750%	10/25/29	PLN	112,704	22,724
	Republic of Poland	1.750%	4/25/32	PLN	493,190	85,605
	Republic of Poland	2.750%	5/25/32	EUR	10,867	10,843
	Republic of Poland	3.875%	2/14/33	EUR	7,310	7,975
	Republic of Poland	2.375%	1/18/36	EUR	8,492	7,723
	Republic of Poland	4.250%	2/14/43	EUR	7,000	7,469
	Republic of Poland	2.000%	10/25/46	EUR	75	56
	Republic of Poland	4.000%	4/25/47	PLN	31,318	5,636
						475,535
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	33,254	36,883
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	16,095	18,701
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	79,790
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	55,647	58,474
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	19,503	22,824
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	33,734
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	39,584
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	73,310	71,375
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	34,131	34,280
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	25,951	21,561
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	28,144	33,343
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	21,678	23,861
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	14,634	10,849
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	21,455	25,575
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	2,928
						513,762
Romania (0.3%)
	Romania	3.625%	4/24/24	EUR	2,536	2,787
	Romania	4.750%	2/24/25	RON	50,000	10,798
	Romania	2.750%	10/29/25	EUR	8,233	8,789
	Romania	3.500%	11/25/25	RON	54,760	11,274
	Romania	2.750%	2/26/26	EUR	8,000	8,323
[3]	Romania	2.750%	2/26/26	EUR	1,814	1,887
	Romania	3.250%	6/24/26	RON	49,260	9,877
	Romania	5.000%	9/27/26	EUR	3,980	4,397
[3]	Romania	2.000%	12/8/26	EUR	1,781	1,771
	Romania	2.375%	4/19/27	EUR	10,971	10,881
	Romania	5.800%	7/26/27	RON	116,950	24,851
	Romania	2.500%	10/25/27	RON	150,000	27,653
[3]	Romania	2.125%	3/7/28	EUR	1,892	1,785
	Romania	2.125%	3/7/28	EUR	3,132	2,955
	Romania	2.875%	5/26/28	EUR	16,347	15,935
	Romania	4.850%	7/25/29	RON	50,000	9,826
	Romania	6.625%	9/27/29	EUR	4,750	5,369
[3]	Romania	1.375%	12/2/29	EUR	1,575	1,316
	Romania	1.375%	12/2/29	EUR	2,900	2,422
	Romania	2.500%	2/8/30	EUR	3,413	3,026
[3]	Romania	3.624%	5/26/30	EUR	1,522	1,434
	Romania	3.624%	5/26/30	EUR	9,680	9,123
[3]	Romania	1.750%	7/13/30	EUR	4,594	3,765
	Romania	1.750%	7/13/30	EUR	10,232	8,387
	Romania	7.350%	4/28/31	RON	21,500	4,794
	Romania	2.124%	7/16/31	EUR	3,686	3,008
[3]	Romania	2.124%	7/16/31	EUR	2,102	1,715
	Romania	2.000%	1/28/32	EUR	6,185	4,868
[3]	Romania	2.000%	1/28/32	EUR	2,194	1,727
	Romania	6.700%	2/25/32	RON	93,000	19,866
[3]	Romania	2.000%	4/14/33	EUR	3,538	2,692
	Romania	2.000%	4/14/33	EUR	1,500	1,142
[3]	Romania	3.750%	2/7/34	EUR	1,302	1,139
	Romania	3.750%	2/7/34	EUR	5,864	5,129

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	4.750%	10/11/34	RON	74,900	13,341
	Romania	3.875%	10/29/35	EUR	7,533	6,377
	Romania	4.250%	4/28/36	RON	111,700	18,290
	Romania	3.375%	2/8/38	EUR	1,500	1,156
	Romania	4.125%	3/11/39	EUR	3,464	2,844
[3]	Romania	2.625%	12/2/40	EUR	977	629
[3]	Romania	2.750%	4/14/41	EUR	4,726	3,070
	Romania	2.750%	4/14/41	EUR	5,818	3,779
[3]	Romania	2.875%	4/13/42	EUR	3,012	1,954
	Romania	2.875%	4/13/42	EUR	1,470	954
[3]	Romania	4.625%	4/3/49	EUR	4,138	3,397
	Romania	4.625%	4/3/49	EUR	4,876	4,002
[3]	Romania	3.375%	1/28/50	EUR	4,876	3,219
						297,723
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	17,450	18,560
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,913	4,813
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,468	6,672
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	2,680
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	5,726
						38,451
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,250	923
	Housing & Development Board	3.100%	7/24/24	SGD	4,750	3,532
	Housing & Development Board	2.495%	3/11/26	SGD	1,250	911
	Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,755
	Housing & Development Board	2.675%	1/22/29	SGD	3,250	2,332
	Housing & Development Board	1.971%	1/25/29	SGD	250	173
	Housing & Development Board	2.598%	10/30/29	SGD	7,500	5,310
	Housing & Development Board	3.995%	12/6/29	SGD	9,500	7,295
	Housing & Development Board	3.080%	5/31/30	SGD	7,750	5,612
	Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,212
	Housing & Development Board	1.865%	7/21/33	SGD	15,500	9,868
	Republic of Singapore	3.000%	9/1/24	SGD	27,831	20,768
	Republic of Singapore	2.375%	6/1/25	SGD	44,480	32,859
	Republic of Singapore	0.500%	11/1/25	SGD	56,061	39,505
	Republic of Singapore	2.125%	6/1/26	SGD	42,812	31,328
	Republic of Singapore	1.250%	11/1/26	SGD	30,306	21,502
	Republic of Singapore	3.500%	3/1/27	SGD	48,452	37,176
	Republic of Singapore	2.875%	9/1/27	SGD	30,000	22,553
	Republic of Singapore	2.625%	5/1/28	SGD	25,552	18,999
	Republic of Singapore	2.875%	7/1/29	SGD	47,999	36,152
	Republic of Singapore	2.875%	9/1/30	SGD	37,296	28,097
	Republic of Singapore	1.625%	7/1/31	SGD	50,700	34,794
	Republic of Singapore	2.625%	8/1/32	SGD	12,000	8,910
	Republic of Singapore	3.375%	9/1/33	SGD	32,146	25,477
	Republic of Singapore	2.250%	8/1/36	SGD	46,386	33,222
	Republic of Singapore	2.375%	7/1/39	SGD	18,832	13,751
	Republic of Singapore	2.750%	4/1/42	SGD	23,361	18,162
	Republic of Singapore	2.750%	3/1/46	SGD	37,968	29,893
	Republic of Singapore	1.875%	3/1/50	SGD	30,122	20,191
	Republic of Singapore	1.875%	10/1/51	SGD	17,042	11,518
	Republic of Singapore	3.000%	8/1/72	SGD	9,742	8,719
						534,499
Slovakia (0.2%)
	Slovak Republic	0.000%	6/17/24	EUR	10,635	11,286
	Slovak Republic	0.250%	5/14/25	EUR	16,557	17,143
	Slovak Republic	0.625%	5/22/26	EUR	6,339	6,452
	Slovak Republic	1.375%	1/21/27	EUR	10,337	10,649
	Slovak Republic	1.000%	6/12/28	EUR	16,466	16,134
	Slovak Republic	0.750%	4/9/30	EUR	11,716	10,785
	Slovak Republic	1.000%	5/14/32	EUR	27,091	23,915
	Slovak Republic	4.000%	10/19/32	EUR	28,000	31,352
	Slovak Republic	3.750%	2/23/35	EUR	30,490	32,746
	Slovak Republic	0.375%	4/21/36	EUR	20,000	14,102
	Slovak Republic	1.875%	3/9/37	EUR	4,950	4,259

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Slovak Republic	2.000%	10/17/47	EUR	11,530	9,006
	Slovak Republic	2.250%	6/12/68	EUR	2,044	1,554
						189,383
Slovenia (0.1%)
	Republic of Slovenia	5.125%	3/30/26	EUR	3,901	4,601
	Republic of Slovenia	1.250%	3/22/27	EUR	6,827	7,090
	Republic of Slovenia	1.000%	3/6/28	EUR	17,067	17,087
	Republic of Slovenia	1.188%	3/14/29	EUR	4,876	4,842
	Republic of Slovenia	0.275%	1/14/30	EUR	7,314	6,654
	Republic of Slovenia	0.000%	2/12/31	EUR	23,720	20,453
	Republic of Slovenia	2.250%	3/3/32	EUR	44,548	45,536
	Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,414
	Republic of Slovenia	1.500%	3/25/35	EUR	5,855	5,193
	Republic of Slovenia	1.750%	11/3/40	EUR	7,376	6,186
	Republic of Slovenia	3.125%	8/7/45	EUR	4,876	4,990
	Republic of Slovenia	0.488%	10/20/50	EUR	8,733	4,682
						131,728
South Korea (2.7%)
	Export-Import Bank of Korea	0.000%	10/19/24	EUR	12,200	12,736
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	206
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,347
	Korea Gas Corp.	0.000%	11/28/23	CHF	1,965	2,167
[3]	Korea Housing Finance Corp	1.963%	7/19/26	EUR	9,600	10,028
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,366	2,570
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,457	2,530
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	33,821	34,824
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,043	7,145
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	37,773
	Republic of Korea	1.125%	6/10/24	KRW	50,000,000	36,482
	Republic of Korea	2.875%	6/10/24	KRW	15,000,000	11,156
	Republic of Korea	1.375%	9/10/24	KRW	60,000,000	43,688
	Republic of Korea	3.000%	9/10/24	KRW	15,000,000	11,161
	Republic of Korea	3.125%	9/10/24	KRW	70,000,000	52,172
	Republic of Korea	1.875%	12/10/24	KRW	120,000,000	87,641
	Republic of Korea	4.250%	12/10/24	KRW	60,000,000	45,479
	Republic of Korea	1.500%	3/10/25	KRW	130,000,000	93,974
	Republic of Korea	3.375%	3/10/25	KRW	40,000,000	29,911
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	10,965
	Republic of Korea	3.125%	6/10/25	KRW	45,000,000	33,489
	Republic of Korea	1.125%	9/10/25	KRW	144,000,000	102,286
	Republic of Korea	0.000%	9/16/25	EUR	6,092	6,170
	Republic of Korea	2.250%	12/10/25	KRW	20,000,000	14,552
	Republic of Korea	4.250%	12/10/25	KRW	30,000,000	22,929
	Republic of Korea	1.250%	3/10/26	KRW	160,000,000	112,935
	Republic of Korea	1.875%	6/10/26	KRW	55,000,000	39,361
	Republic of Korea	1.750%	9/10/26	KRW	90,000,000	63,953
	Republic of Korea	1.500%	12/10/26	KRW	30,000,000	21,065
	Republic of Korea	2.375%	3/10/27	KRW	150,000,000	108,336
	Republic of Korea	2.125%	6/10/27	KRW	60,000,000	42,822
	Republic of Korea	3.125%	9/10/27	KRW	50,000,000	37,084
	Republic of Korea	2.375%	12/10/27	KRW	25,000,000	17,928
	Republic of Korea	3.250%	3/10/28	KRW	30,000,000	22,322
	Republic of Korea	5.500%	3/10/28	KRW	25,000,000	20,471
	Republic of Korea	2.625%	6/10/28	KRW	55,000,000	39,708
	Republic of Korea	2.375%	12/10/28	KRW	40,000,000	28,436
	Republic of Korea	1.875%	6/10/29	KRW	40,000,000	27,472
	Republic of Korea	1.375%	12/10/29	KRW	70,000,000	46,212
	Republic of Korea	5.500%	12/10/29	KRW	43,000,000	36,200
	Republic of Korea	1.375%	6/10/30	KRW	130,000,000	85,089
	Republic of Korea	1.500%	12/10/30	KRW	120,000,000	78,556
	Republic of Korea	4.750%	12/10/30	KRW	20,000,000	16,329
	Republic of Korea	2.000%	6/10/31	KRW	117,409,350	79,305
	Republic of Korea	2.375%	12/10/31	KRW	63,600,000	44,052
	Republic of Korea	4.000%	12/10/31	KRW	30,000,000	23,497
	Republic of Korea	3.375%	6/10/32	KRW	50,000,000	37,460
	Republic of Korea	4.250%	12/10/32	KRW	20,000,000	16,050

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	3.750%	12/10/33	KRW	60,000,000	46,485
	Republic of Korea	2.625%	9/10/35	KRW	45,000,000	31,301
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	24,123
	Republic of Korea	2.250%	9/10/37	KRW	35,000,000	23,077
	Republic of Korea	2.375%	9/10/38	KRW	31,000,000	20,643
	Republic of Korea	1.125%	9/10/39	KRW	45,000,000	24,425
	Republic of Korea	1.500%	9/10/40	KRW	86,500,000	49,173
	Republic of Korea	1.875%	9/10/41	KRW	34,400,000	20,617
	Republic of Korea	3.250%	9/10/42	KRW	18,000,000	13,228
	Republic of Korea	3.000%	12/10/42	KRW	65,000,000	45,992
	Republic of Korea	2.750%	12/10/44	KRW	45,000,000	30,562
	Republic of Korea	2.000%	3/10/46	KRW	52,000,000	30,693
	Republic of Korea	2.125%	3/10/47	KRW	85,000,000	51,287
	Republic of Korea	2.625%	3/10/48	KRW	94,950,000	62,035
	Republic of Korea	2.000%	3/10/49	KRW	119,000,000	67,941
	Republic of Korea	1.500%	3/10/50	KRW	180,000,000	90,209
	Republic of Korea	1.875%	3/10/51	KRW	190,454,410	103,994
	Republic of Korea	2.500%	3/10/52	KRW	68,000,000	43,327
	Republic of Korea	3.125%	9/10/52	KRW	51,500,000	37,305
	Republic of Korea	3.250%	3/10/53	KRW	40,000,000	29,662
	Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,321
	Republic of Korea	2.000%	9/10/68	KRW	9,000,000	4,697
	Republic of Korea	1.625%	9/10/70	KRW	51,968,000	23,419
	Republic of Korea	3.500%	9/10/72	KRW	7,000,000	5,507
						2,643,047
Spain (4.6%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	6,000	6,609
	Adif Alta Velocidad	1.875%	1/28/25	EUR	7,500	8,052
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,546
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,415
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,454	19,589
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	10,483	11,618
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	839	894
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	6,827	7,315
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	11,801
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	8,759
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	6,828
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	9,751
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,479
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,731
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	22,948	19,986
	Basque Government	0.850%	4/30/30	EUR	7,749	7,238
	Basque Government	0.450%	4/30/32	EUR	9,187	7,823
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	16,773	16,860
	Kingdom of Spain	0.000%	5/31/24	EUR	342,507	365,029
[3]	Kingdom of Spain	2.750%	10/31/24	EUR	32,639	35,820
	Kingdom of Spain	0.000%	1/31/25	EUR	96,318	100,882
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	26,132	28,063
	Kingdom of Spain	0.000%	5/31/25	EUR	50,741	52,591
	Kingdom of Spain	0.000%	1/31/26	EUR	309,491	314,715
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	50,198	53,792
	Kingdom of Spain	2.800%	5/31/26	EUR	187,666	205,537
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	230,461
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	99,896	100,739
	Kingdom of Spain	0.000%	1/31/28	EUR	400,877	384,330
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	60,838
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	59,364
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	104,822	127,669
	Kingdom of Spain	6.000%	1/31/29	EUR	14,000	17,826
	Kingdom of Spain	5.250%	4/6/29	GBP	500	643
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	70,481	71,061
	Kingdom of Spain	0.800%	7/30/29	EUR	307,911	295,601
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	60,000	56,689
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	100,000	101,982
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	32,549	31,384
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	100,000	86,642
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	84,714	74,752

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	93,074	82,459
	Kingdom of Spain	5.750%	7/30/32	EUR	50,637	66,930
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	141,798	146,615
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	167,010	180,219
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	41,715	42,026
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	82,325	75,993
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	59,903	70,371
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	59,176	45,174
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	50,910	57,010
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	58,246	73,648
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	70,520	52,406
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	87,312	108,016
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	18,750
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	23,767	24,690
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	65,003	85,603
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	79,655	75,830
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	62,236	56,113
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	22,672
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	127,629	91,777
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	53,073
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	22,268
						4,466,347
Supranational (4.0%)
	African Development Bank	0.250%	11/21/24	EUR	11,020	11,556
	African Development Bank	0.875%	12/16/24	GBP	3,242	3,828
	African Development Bank	4.000%	1/10/25	AUD	7,018	4,659
	African Development Bank	4.500%	6/2/26	AUD	3,052	2,063
	African Development Bank	0.500%	6/22/26	GBP	19,692	21,946
	African Development Bank	0.125%	10/7/26	EUR	1,951	1,948
	African Development Bank	0.500%	3/22/27	EUR	15,409	15,413
	African Development Bank	3.300%	7/27/27	AUD	491	317
	African Development Bank	3.350%	8/8/28	AUD	127	81
	African Development Bank	0.500%	3/21/29	EUR	17,477	16,667
	African Development Bank	2.250%	9/14/29	EUR	21,400	22,516
	Asian Development Bank	3.500%	5/30/24	NZD	9,794	5,922
	Asian Development Bank	2.500%	12/19/24	GBP	8,000	9,717
	Asian Development Bank	1.625%	1/28/25	CAD	5,536	3,905
	Asian Development Bank	3.750%	3/12/25	AUD	5,505	3,648
	Asian Development Bank	3.700%	6/17/25	AUD	20,000	13,246
	Asian Development Bank	0.750%	2/10/26	CAD	5,214	3,548
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	5,059
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	4,013
	Asian Development Bank	3.000%	10/14/26	AUD	900	583
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	8,416
	Asian Development Bank	4.650%	2/16/27	CAD	1,368	1,050
	Asian Development Bank	3.400%	9/10/27	AUD	4,300	2,805
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	6,919
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	11,401
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	4,968
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,757
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	824
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,834
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	6,769
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	3,231
	Asian Development Bank	0.100%	6/17/31	EUR	3,953	3,458
	Asian Development Bank	1.950%	7/22/32	EUR	9,175	9,224
	Asian Development Bank	2.000%	6/10/37	EUR	5,331	5,117
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,795
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,900	38,150
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	7,369	7,701
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	5,335	5,587
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	297
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,265	4,534
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,960	4,090
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	497
	Council of Europe Development Bank	1.000%	10/21/24	CAD	1,070	751
	Council of Europe Development Bank	0.750%	6/9/25	EUR	23,409	24,491

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	53,119
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	4,440
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	9,318
	EUROFIMA	3.000%	5/22/24	CHF	2,455	2,780
	EUROFIMA	3.900%	12/19/25	AUD	495	328
	EUROFIMA	3.000%	5/15/26	CHF	3,185	3,693
	EUROFIMA	2.600%	1/13/27	AUD	12,160	7,691
	EUROFIMA	4.550%	3/30/27	CAD	1,330	1,013
	EUROFIMA	3.350%	5/21/29	AUD	2,130	1,345
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,955
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	4,876	5,118
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	654
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	8,290	8,974
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	30,363	31,883
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	7,802	8,117
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	14,628	15,254
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	23,988	24,574
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	40,573
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	30,310
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	22,570
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	12,351
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	19,000	18,388
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	10,599
[5]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,997	7,924
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	2,853	2,617
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	2,926
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	14,625
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	50,851	44,762
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	11,468
[5]	European Financial Stability Facility	2.875%	2/16/33	EUR	20,000	21,754
[5]	European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	24,861
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,764
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	33,133	28,268
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	22,504
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	10,147
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	15,427
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	8,632	8,255
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	19,797	14,985
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	33,282	25,466
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	17,947
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	13,358
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	13,710	6,071
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	265	149
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	3,295
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	11,569	9,521
	European Investment Bank	0.050%	5/24/24	EUR	38,149	40,599
	European Investment Bank	0.200%	7/15/24	EUR	19,503	20,712
	European Investment Bank	1.750%	7/30/24	CAD	6,895	4,933
	European Investment Bank	4.750%	8/7/24	AUD	1,593	1,067
	European Investment Bank	0.875%	9/13/24	EUR	16,092	17,168
	European Investment Bank	0.750%	11/15/24	GBP	14,349	16,981
	European Investment Bank	1.900%	1/22/25	CAD	8,900	6,327
	European Investment Bank	1.625%	2/4/25	CHF	1,235	1,383
	European Investment Bank	0.000%	3/25/25	EUR	11,464	11,910
	European Investment Bank	0.125%	4/15/25	EUR	14,628	15,216
	European Investment Bank	5.500%	4/15/25	GBP	1,634	2,085
	European Investment Bank	1.125%	6/19/25	GBP	15,500	18,193
	European Investment Bank	0.375%	7/16/25	EUR	11,263	11,712
	European Investment Bank	2.750%	9/15/25	EUR	19,503	21,334
	European Investment Bank	4.500%	10/15/25	EUR	7,314	8,336
	European Investment Bank	2.900%	10/17/25	AUD	37,662	24,501
	European Investment Bank	0.000%	3/13/26	EUR	4,876	4,945
	European Investment Bank	0.375%	4/14/26	EUR	26,979	27,578
	European Investment Bank	0.875%	5/15/26	GBP	5,000	5,676
	European Investment Bank	3.100%	8/17/26	AUD	17,243	11,237
	European Investment Bank	2.750%	8/25/26	PLN	4,898	1,052
	European Investment Bank	1.000%	9/21/26	GBP	1,560	1,762

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.100%	10/15/26	EUR	12,889	12,913
European Investment Bank	1.750%	11/12/26	SEK	25,000	2,301
European Investment Bank	1.250%	11/13/26	EUR	2,926	3,050
European Investment Bank	0.125%	12/14/26	GBP	15,000	16,201
European Investment Bank	0.000%	12/22/26	EUR	32,032	31,809
European Investment Bank	0.500%	1/15/27	EUR	26,184	26,447
European Investment Bank	3.500%	4/15/27	EUR	2,439	2,742
European Investment Bank	0.000%	6/17/27	EUR	10,000	9,783
European Investment Bank	0.375%	9/15/27	EUR	29,486	29,173
European Investment Bank	3.750%	12/7/27	GBP	1,853	2,281
European Investment Bank	1.000%	1/28/28	CAD	4,462	2,944
European Investment Bank	3.300%	2/3/28	AUD	1,103	717
European Investment Bank	0.000%	3/28/28	EUR	43,652	41,797
European Investment Bank	1.375%	5/12/28	SEK	36,740	3,272
European Investment Bank	0.000%	5/15/28	EUR	4,876	4,648
European Investment Bank	0.000%	9/28/28	EUR	13,328	12,591
European Investment Bank	0.000%	12/7/28	GBP	1,268	1,265
European Investment Bank	6.000%	12/7/28	GBP	7,802	10,691
European Investment Bank	0.625%	1/22/29	EUR	32,628	31,688
European Investment Bank	3.300%	5/25/29	AUD	11,476	7,327
European Investment Bank	0.125%	6/20/29	EUR	5,606	5,230
European Investment Bank	0.250%	9/14/29	EUR	13,856	12,947
European Investment Bank	0.050%	11/15/29	EUR	20,000	18,352
European Investment Bank	0.050%	1/16/30	EUR	18,917	17,269
European Investment Bank	2.250%	3/15/30	EUR	35,000	37,011
European Investment Bank	4.000%	4/15/30	EUR	3,475	4,087
European Investment Bank	0.000%	9/9/30	EUR	7,269	6,488
European Investment Bank	2.750%	9/13/30	EUR	14,627	15,946
European Investment Bank	0.000%	1/14/31	EUR	49,156	43,295
European Investment Bank	1.300%	1/27/31	AUD	5,490	2,929
European Investment Bank	1.000%	3/14/31	EUR	26,035	24,809
European Investment Bank	1.000%	4/14/32	EUR	15,604	14,535
European Investment Bank	1.125%	11/15/32	EUR	9,752	9,102
European Investment Bank	2.875%	1/12/33	EUR	18,511	20,194
European Investment Bank	1.125%	4/13/33	EUR	14,628	13,528
European Investment Bank	3.000%	10/14/33	EUR	29,742	32,695
European Investment Bank	0.050%	10/13/34	EUR	23,779	18,613
European Investment Bank	2.625%	3/15/35	EUR	3,462	3,623
European Investment Bank	0.010%	11/15/35	EUR	18,659	13,952
European Investment Bank	0.200%	3/17/36	EUR	20,993	15,962
European Investment Bank	3.125%	6/30/36	CHF	495	638
European Investment Bank	1.125%	9/15/36	EUR	23,407	20,110
European Investment Bank	3.875%	6/8/37	GBP	5,633	6,829
European Investment Bank	0.500%	11/13/37	EUR	720	549
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,640
European Investment Bank	2.750%	3/15/40	EUR	9,045	9,345
European Investment Bank	0.250%	6/15/40	EUR	10,993	7,386
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,717
European Investment Bank	3.625%	3/14/42	EUR	2,731	3,140
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,633
European Investment Bank	4.500%	3/7/44	GBP	4,145	5,322
European Investment Bank	1.750%	9/15/45	EUR	6,847	5,778
European Investment Bank	0.875%	9/13/47	EUR	4,876	3,289
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,913
European Investment Bank	1.500%	10/16/48	EUR	30,500	23,492
European Investment Bank	0.050%	1/27/51	EUR	12,351	5,634
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,904
European Stability Mechanism	1.000%	9/23/25	EUR	19,503	20,502
European Stability Mechanism	0.500%	3/2/26	EUR	22,771	23,412
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	42,183
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	21,498
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	12,408
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	19,659
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	29,960
European Stability Mechanism	0.010%	10/15/31	EUR	4,798	4,137
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,398
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	5,441

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	17,744
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	4,093
European Stability Mechanism	1.800%	11/2/46	EUR	20,455	17,226
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	13,850
European Union	0.500%	4/4/25	EUR	29,256	30,681
European Union	0.800%	7/4/25	EUR	42,883	45,026
European Union	0.000%	11/4/25	EUR	28,573	29,259
European Union	0.000%	3/4/26	EUR	47,392	48,103
European Union	0.000%	7/6/26	EUR	53,409	53,762
European Union	3.000%	9/4/26	EUR	3,475	3,835
European Union	2.000%	10/4/27	EUR	120,841	128,234
European Union	2.500%	11/4/27	EUR	9,264	10,027
European Union	2.875%	4/4/28	EUR	2,439	2,684
European Union	0.000%	6/2/28	EUR	63,700	60,687
European Union	0.000%	10/4/28	EUR	30,216	28,511
European Union	0.000%	7/4/29	EUR	35,098	32,395
European Union	1.375%	10/4/29	EUR	7,802	7,824
European Union	1.625%	12/4/29	EUR	113,393	115,109
European Union	0.000%	10/4/30	EUR	3,000	2,671
European Union	0.750%	4/4/31	EUR	25,969	24,250
European Union	0.000%	4/22/31	EUR	17,863	15,637
European Union	0.000%	7/4/31	EUR	84,195	73,171
European Union	1.000%	7/6/32	EUR	81,210	75,401
European Union	2.750%	2/4/33	EUR	24,000	25,838
European Union	1.250%	4/4/33	EUR	12,190	11,382
European Union	3.250%	7/4/34	EUR	23,000	25,617
European Union	0.000%	7/4/35	EUR	36,676	27,707
European Union	1.125%	4/4/36	EUR	9,752	8,505
European Union	0.250%	4/22/36	EUR	25,620	19,575
European Union	0.200%	6/4/36	EUR	51,634	38,690
European Union	0.400%	2/4/37	EUR	63,606	48,276
European Union	0.875%	3/11/37	EUR	3,132	2,569
European Union	1.125%	6/4/37	EUR	1,496	1,254
European Union	2.750%	12/4/37	EUR	10,017	10,415
European Union	3.375%	4/4/38	EUR	1,305	1,465
European Union	3.375%	10/4/38	EUR	65,761	72,829
European Union	0.100%	10/4/40	EUR	28,358	18,172
European Union	0.450%	7/4/41	EUR	31,314	21,057
European Union	3.750%	4/4/42	EUR	4,876	5,682
European Union	3.375%	11/4/42	EUR	49,208	54,221
European Union	1.250%	2/4/43	EUR	2,911	2,251
European Union	0.450%	5/2/46	EUR	19,811	11,964
European Union	0.750%	1/4/47	EUR	32,693	21,188
European Union	2.625%	2/4/48	EUR	53,342	51,774
European Union	0.300%	11/4/50	EUR	15,943	8,217
European Union	0.700%	7/6/51	EUR	47,278	27,555
European Union	2.500%	10/4/52	EUR	25,312	23,385
European Union	3.000%	3/4/53	EUR	44,852	45,815
Inter-American Development Bank	4.750%	8/27/24	AUD	13,989	9,377
Inter-American Development Bank	1.700%	10/10/24	CAD	6,097	4,338
Inter-American Development Bank	1.375%	12/15/24	GBP	13,411	15,984
Inter-American Development Bank	0.750%	10/15/25	CAD	2,314	1,584
Inter-American Development Bank	2.750%	10/30/25	AUD	5,338	3,455
Inter-American Development Bank	1.250%	12/15/25	GBP	11,956	13,804
Inter-American Development Bank	4.400%	1/26/26	CAD	13	10
Inter-American Development Bank	4.250%	6/11/26	AUD	637	429
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,242
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	5,391
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	2,047
Inter-American Development Bank	2.125%	12/15/28	GBP	5,331	6,011
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	1,077
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	5,703	4,087
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	11,459	8,149
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,170	4,133
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	7,990	5,514
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,093	3,309
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,052	2,073

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	551
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	2,695
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,548
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	5,238
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	7,478
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	22,224
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,282	3,656
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	10,317
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	785
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,753
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	5,325
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	27,790
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	12,265	6,574
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	20,007
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,617	1,044
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	130
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	15,582
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	9,665
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	601
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	2,203
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	5,019
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,451
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	4,134
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	22,216
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	4,703	4,265
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,751
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	2,814
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	5,759
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,548
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	1,026
International Development Assn.	0.750%	9/21/28	GBP	2,498	2,610
International Development Assn.	0.000%	7/15/31	EUR	10,662	9,198
International Development Assn.	0.350%	4/22/36	EUR	10,861	8,480
International Development Assn.	1.750%	5/5/37	EUR	15,000	13,890
International Development Assn.	0.700%	1/17/42	EUR	7,760	5,491
International Finance Corp.	1.450%	7/22/24	AUD	1,691	1,088
International Finance Corp.	1.375%	9/13/24	CAD	1,658	1,177
International Finance Corp.	1.375%	3/7/25	GBP	4,789	5,676
International Finance Corp.	4.000%	4/3/25	AUD	4,314	2,872
International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,642
International Finance Corp.	0.250%	12/15/25	GBP	4,974	5,596
International Finance Corp.	3.200%	7/22/26	AUD	24,659	16,101
International Finance Corp.	0.875%	9/15/26	GBP	7,310	8,205
International Finance Corp.	1.850%	1/28/27	CAD	2,212	1,538
International Finance Corp.	0.750%	7/22/27	GBP	4,876	5,305
International Finance Corp.	3.200%	10/18/27	AUD	589	381
International Finance Corp.	0.750%	5/24/28	AUD	10,000	5,676
International Finance Corp.	3.150%	6/26/29	AUD	2,336	1,476
International Finance Corp.	1.250%	2/6/31	AUD	10,000	5,319
International Finance Corp.	1.500%	4/15/35	AUD	6,322	3,028
Nordic Investment Bank	0.125%	6/10/24	EUR	12,043	12,769
Nordic Investment Bank	0.500%	11/3/25	EUR	9,545	9,841
Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	19,007
Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	713
					3,950,098
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	63,320	6,128
Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	309
Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	16,779
Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	79,419
Kingdom of Sweden	2.250%	6/1/32	SEK	197,155	19,140
Kingdom of Sweden	1.750%	11/11/33	SEK	220,000	20,380
Kingdom of Sweden	3.500%	3/30/39	SEK	8,895	989
Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	12,503
Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	97,950	9,213
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	192,960	17,905
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	346,410	31,346

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	26,432
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	4,224
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	150,000	14,458
Region Stockholm	0.750%	2/26/25	EUR	2,457	2,569
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	26,980
					288,774
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	8,744
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	1,938
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	12,854
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	862
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	2,288
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,255
Canton of Vaud	2.000%	10/24/33	CHF	4,365	4,987
Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,572
Canton of Zurich	2.000%	7/29/38	CHF	4,900	5,672
Canton of Zurich	0.250%	7/12/39	CHF	6,125	5,377
Swiss Confederation	1.250%	6/11/24	CHF	10,382	11,627
Swiss Confederation	1.500%	7/24/25	CHF	8,546	9,643
Swiss Confederation	1.250%	5/28/26	CHF	91,283	102,848
Swiss Confederation	3.250%	6/27/27	CHF	24,407	29,798
Swiss Confederation	4.000%	4/8/28	CHF	102	131
Swiss Confederation	0.000%	6/22/29	CHF	23,432	24,640
Swiss Confederation	2.250%	6/22/31	CHF	28,111	34,462
Swiss Confederation	0.500%	6/27/32	CHF	6,954	7,393
Swiss Confederation	3.500%	4/8/33	CHF	10,088	13,866
Swiss Confederation	0.000%	6/26/34	CHF	10,459	10,370
Swiss Confederation	0.250%	6/23/35	CHF	10,869	10,966
Swiss Confederation	2.500%	3/8/36	CHF	3,013	3,929
Swiss Confederation	1.250%	6/27/37	CHF	14,813	16,710
Swiss Confederation	1.500%	10/26/38	CHF	16,000	18,926
Swiss Confederation	0.000%	7/24/39	CHF	18,615	17,119
Swiss Confederation	1.500%	4/30/42	CHF	20,126	23,629
Swiss Confederation	0.500%	6/28/45	CHF	25,243	24,395
Swiss Confederation	4.000%	1/6/49	CHF	9,163	16,634
Swiss Confederation	0.500%	5/24/55	CHF	10,062	9,206
Swiss Confederation	0.500%	5/30/58	CHF	10,857	9,819
Swiss Confederation	2.000%	6/25/64	CHF	2,351	3,449
					445,109
Thailand (0.8%)
Kingdom of Thailand	0.750%	6/17/24	THB	1,635,618	47,351
Kingdom of Thailand	0.750%	9/17/24	THB	510,000	14,717
Kingdom of Thailand	1.450%	12/17/24	THB	1,110,518	32,316
Kingdom of Thailand	0.950%	6/17/25	THB	1,672,226	47,996
Kingdom of Thailand	3.850%	12/12/25	THB	612,082	18,788
Kingdom of Thailand	2.125%	12/17/26	THB	703,592	20,663
Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	48,625
Kingdom of Thailand	3.580%	12/17/27	THB	470,725	14,684
Kingdom of Thailand	5.670%	3/13/28	THB	58,761	2,008
Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	32,412
Kingdom of Thailand	4.875%	6/22/29	THB	852,018	28,761
Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	31,221
Kingdom of Thailand	3.650%	6/20/31	THB	602,289	19,194
Kingdom of Thailand	2.000%	12/17/31	THB	1,749,182	49,551
Kingdom of Thailand	3.775%	6/25/32	THB	738,415	23,945
Kingdom of Thailand	3.350%	6/17/33	THB	950,000	29,865
Kingdom of Thailand	1.600%	6/17/35	THB	196,901	5,161
Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	33,187
Kingdom of Thailand	3.400%	6/17/36	THB	1,449,997	45,540
Kingdom of Thailand	3.390%	6/17/37	THB	564,000	17,769
Kingdom of Thailand	4.260%	12/12/37	THB	135,638	4,521
Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	39,491
Kingdom of Thailand	3.800%	6/14/41	THB	73,451	2,424
Kingdom of Thailand	2.000%	6/17/42	THB	1,009,882	25,537
Kingdom of Thailand	3.450%	6/17/43	THB	510,000	16,021
Kingdom of Thailand	4.675%	6/29/44	THB	451,239	16,698

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	15,699
	Kingdom of Thailand	3.140%	6/17/47	THB	400,000	11,870
	Kingdom of Thailand	1.875%	6/17/49	THB	656,063	15,035
	Kingdom of Thailand	2.750%	6/17/52	THB	52,800	1,456
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	260
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	14,388
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	33,671
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	4,698
	Kingdom of Thailand	4.000%	6/17/72	THB	100,000	3,187
						768,710
United Kingdom (4.2%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,097	2,621
[6]	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,669
[6]	LCR Finance plc	4.500%	12/7/38	GBP	780	988
[6]	LCR Finance plc	5.100%	3/7/51	GBP	3,267	4,527
	Transport for London	2.125%	4/24/25	GBP	1,966	2,316
	Transport for London	3.875%	7/23/42	GBP	282	294
	Transport for London	3.625%	5/15/45	GBP	2,281	2,227
	United Kingdom Gilt	0.250%	1/31/25	GBP	219,930	258,254
	United Kingdom Gilt	5.000%	3/7/25	GBP	61,293	78,274
	United Kingdom Gilt	3.500%	10/22/25	GBP	195,348	241,690
	United Kingdom Gilt	1.500%	7/22/26	GBP	50,000	58,671
	United Kingdom Gilt	0.375%	10/22/26	GBP	91,579	102,337
	United Kingdom Gilt	4.125%	1/29/27	GBP	193,063	244,157
	United Kingdom Gilt	4.250%	12/7/27	GBP	21,584	27,774
	United Kingdom Gilt	0.125%	1/31/28	GBP	86,987	92,656
	United Kingdom Gilt	0.500%	1/31/29	GBP	324,499	340,492
	United Kingdom Gilt	0.875%	10/22/29	GBP	24,924	26,456
	United Kingdom Gilt	4.750%	12/7/30	GBP	74,182	100,407
	United Kingdom Gilt	0.250%	7/31/31	GBP	92,008	87,868
	United Kingdom Gilt	1.000%	1/31/32	GBP	210,867	212,183
	United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	88,540
	United Kingdom Gilt	0.875%	7/31/33	GBP	25,000	23,800
	United Kingdom Gilt	4.500%	9/7/34	GBP	56,116	75,229
	United Kingdom Gilt	0.625%	7/31/35	GBP	123,742	106,987
	United Kingdom Gilt	4.250%	3/7/36	GBP	100,887	131,956
	United Kingdom Gilt	1.750%	9/7/37	GBP	153,414	146,387
	United Kingdom Gilt	3.750%	1/29/38	GBP	50,000	61,168
	United Kingdom Gilt	4.750%	12/7/38	GBP	10,000	13,685
	United Kingdom Gilt	1.125%	1/31/39	GBP	69,557	57,899
	United Kingdom Gilt	4.250%	9/7/39	GBP	33,057	42,611
	United Kingdom Gilt	4.250%	12/7/40	GBP	30,453	39,216
	United Kingdom Gilt	1.250%	10/22/41	GBP	116,249	93,184
	United Kingdom Gilt	4.500%	12/7/42	GBP	61,370	81,634
	United Kingdom Gilt	3.250%	1/22/44	GBP	118,143	130,677
	United Kingdom Gilt	3.500%	1/22/45	GBP	60,740	69,556
	United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	62,790
	United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	123,617
	United Kingdom Gilt	1.500%	7/22/47	GBP	67,700	51,344
	United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	44,570
	United Kingdom Gilt	4.250%	12/7/49	GBP	50,608	65,159
	United Kingdom Gilt	0.625%	10/22/50	GBP	41,212	22,649
	United Kingdom Gilt	1.250%	7/31/51	GBP	94,095	62,811
	United Kingdom Gilt	3.750%	7/22/52	GBP	49,139	58,375
	United Kingdom Gilt	1.500%	7/31/53	GBP	59,863	42,020
	United Kingdom Gilt	3.750%	10/22/53	GBP	40,645	48,079
	United Kingdom Gilt	1.625%	10/22/54	GBP	49,998	36,004
	United Kingdom Gilt	4.250%	12/7/55	GBP	77,289	100,780
	United Kingdom Gilt	1.750%	7/22/57	GBP	72,276	53,218
	United Kingdom Gilt	4.000%	1/22/60	GBP	51,133	64,568
	United Kingdom Gilt	0.500%	10/22/61	GBP	80,268	33,694
	United Kingdom Gilt	2.500%	7/22/65	GBP	59,956	53,521
	United Kingdom Gilt	3.500%	7/22/68	GBP	60,330	69,367
	United Kingdom Gilt	1.625%	10/22/71	GBP	76,164	50,014

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Kingdom Gilt	1.125%	10/22/73	GBP	33,509	17,382
						4,111,352
Total Sovereign Bonds (Cost $88,292,351)						76,701,479
					Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[13]	Vanguard Market Liquidity Fund (Cost $565,745)	4.853%			5,658,075	565,751
Total Investments (99.3%) (Cost $112,343,907)						97,520,009
Other Assets and Liabilities—Net (0.7%)						729,563
Net Assets (100.0%)						98,249,572
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $11,486,251,000, representing 11.7% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of the United Kingdom.
7	Guaranteed by Commissioners of Her Majesty's Treasury.
8	Securities with a value of $596,243,000 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $1,166,886,000 have been pledged as collateral for open forward currency contracts.
10	Securities with a value of $7,866,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Face amount denominated in Indonesian rupiah.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Schatz	June 2023	2,074	241,504	(26)
KRW 10-Year Treasury Bond	June 2023	616	52,344	30
				4

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
UBS AG	5/3/23	CHF	495,550	USD	556,766	—	(2,177)
Toronto-Dominion Bank	5/3/23	CHF	397,500	USD	446,604	—	(1,746)
Bank of America, N.A.	5/3/23	CHF	172,335	USD	192,553	314	—
BNP Paribas	5/3/23	CHF	26,500	USD	29,774	—	(116)
State Street Bank & Trust Co.	5/4/23	CLP	48,274,944	USD	59,289	477	—
Toronto-Dominion Bank	5/4/23	CLP	32,091,034	USD	39,951	—	(221)
Wells Fargo Bank N.A.	5/4/23	CLP	21,394,022	USD	26,553	—	(67)
HSBC Bank plc	5/5/23	CNY	5,078,600	USD	734,219	—	(850)
State Street Bank & Trust Co.	5/5/23	CNY	2,558,444	USD	369,664	—	(215)
Standard Chartered Bank	5/4/23	CNY	138,613	USD	20,022	—	(8)
Toronto-Dominion Bank	5/4/23	COP	457,378,284	USD	100,070	—	(2,806)
Wells Fargo Bank N.A.	5/4/23	COP	334,557,007	USD	73,024	—	(1,878)
State Street Bank & Trust Co.	5/4/23	COP	212,956,713	USD	46,376	—	(1,089)
Toronto-Dominion Bank	5/3/23	CZK	4,914,254	USD	230,057	47	—
Deutsche Bank AG	5/3/23	CZK	4,914,254	USD	229,853	251	—
Morgan Stanley Capital Services Inc.	5/3/23	EUR	4,770,000	USD	5,267,588	—	(10,534)
Toronto-Dominion Bank	5/3/23	EUR	4,274,199	USD	4,718,609	—	(7,980)
Morgan Stanley Capital Services Inc.	5/3/23	EUR	2,543,838	USD	2,799,543	4,041	—
Bank of America, N.A.	5/3/23	EUR	2,375,000	USD	2,618,926	—	(1,420)
Bank of America, N.A.	5/3/23	EUR	2,307,000	USD	2,535,898	6,664	—
Bank of New York	5/3/23	EUR	2,120,000	USD	2,333,749	2,719	—
HSBC Bank plc	5/3/23	EUR	2,090,000	USD	2,299,530	3,875	—
UBS AG	5/3/23	EUR	1,993,554	USD	2,199,974	—	(2,861)
BNP Paribas	5/3/23	EUR	1,650,434	USD	1,820,357	—	(1,401)
Wells Fargo Bank N.A.	5/3/23	EUR	1,590,000	USD	1,749,318	3,033	—
HSBC Bank plc	5/3/23	EUR	1,060,000	USD	1,170,823	—	(2,589)
BNP Paribas	5/3/23	EUR	1,060,000	USD	1,165,788	2,446	—
Commonwealth Bank of Australia	5/3/23	EUR	1,060,000	USD	1,165,152	3,082	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	5/3/23	EUR	1,000,000	USD	1,101,100	1,008	—
Royal Bank of Canada	5/3/23	EUR	904,957	USD	999,708	—	(2,348)
Standard Chartered Bank	5/3/23	EUR	885,433	USD	977,519	—	(1,675)
JPMorgan Chase Bank, N.A.	5/3/23	EUR	582,896	USD	643,147	—	(733)
Deutsche Bank AG	5/3/23	EUR	530,000	USD	587,187	—	(3,070)
Bank of New York	5/3/23	EUR	530,000	USD	585,650	—	(1,533)
Wells Fargo Bank N.A.	5/3/23	EUR	530,000	USD	584,908	—	(791)
Deutsche Bank AG	5/3/23	EUR	530,000	USD	584,034	84	—
Royal Bank of Canada	5/3/23	EUR	530,000	USD	583,265	852	—
HSBC Bank plc	5/3/23	GBP	2,513,686	USD	3,159,452	—	(136)
Royal Bank of Canada	5/3/23	GBP	1,290,845	USD	1,622,464	—	(70)
UBS AG	5/3/23	GBP	997,588	USD	1,253,869	—	(54)
Toronto-Dominion Bank	5/3/23	GBP	768,993	USD	966,547	—	(42)
State Street Bank & Trust Co.	6/2/23	GBP	69,000	USD	86,785	—	(4)
Toronto-Dominion Bank	6/2/23	GBP	25,000	USD	31,444	—	(1)
JPMorgan Chase Bank, N.A.	5/3/23	GBP	16,000	USD	19,810	300	—
Morgan Stanley Capital Services Inc.	5/3/23	GBP	6,000	USD	7,433	108	—
Wells Fargo Bank N.A.	5/3/23	HKD	210,000	USD	26,752	4	—
BNP Paribas	5/3/23	HUF	61,905,466	USD	182,442	228	—
Deutsche Bank AG	5/3/23	IDR	8,457,548,200	USD	576,520	—	(56)
Standard Chartered Bank	5/3/23	IDR	6,257,629,000	USD	427,000	—	(484)
Standard Chartered Bank	5/3/23	IDR	1,635,019,800	USD	111,224	216	—
Deutsche Bank AG	5/2/23	ILS	533,335	USD	146,642	314	—
Toronto-Dominion Bank	5/2/23	JPY	143,609,790	USD	1,071,516	—	(17,141)
UBS AG	5/2/23	JPY	71,790,215	USD	536,709	—	(9,630)
Wells Fargo Bank N.A.	5/2/23	JPY	71,676,601	USD	534,501	—	(8,256)
Bank of America, N.A.	6/2/23	JPY	9,087,426	USD	67,060	—	(29)
State Street Bank & Trust Co.	5/2/23	JPY	3,695,000	USD	27,867	—	(738)
Toronto-Dominion Bank	6/2/23	JPY	1,308,574	USD	9,637	16	—
State Street Bank & Trust Co.	6/2/23	JPY	1,000,000	USD	7,378	—	(2)
JPMorgan Chase Bank, N.A.	5/3/23	KRW	2,175,211,779	USD	1,624,119	1,349	—
HSBC Bank plc	5/3/23	KRW	736,786,400	USD	550,211	368	—
BNP Paribas	5/3/23	KRW	707,305,600	USD	528,195	352	—
HSBC Bank plc	5/3/23	KRW	697,034,600	USD	521,818	—	(945)
State Street Bank & Trust Co.	5/3/23	KRW	492,674,200	USD	372,496	—	(4,336)
JPMorgan Chase Bank, N.A.	5/3/23	KRW	454,068,979	USD	339,427	—	(116)
Standard Chartered Bank	5/3/23	KRW	342,517,800	USD	256,348	—	(396)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	5/3/23	KRW	326,550,800	USD	243,968	53	—
Standard Chartered Bank	5/3/23	KRW	275,994,800	USD	206,105	138	—
State Street Bank & Trust Co.	5/3/23	KRW	244,913,200	USD	182,976	40	—
BNP Paribas	5/3/23	MYR	1,904,200	USD	427,123	—	(135)
HSBC Bank plc	5/3/23	MYR	1,157,544	USD	259,336	226	—
BNP Paribas	5/3/23	MYR	1,026,378	USD	230,056	93	—
BNP Paribas	5/3/23	NOK	1,925,000	USD	180,056	603	—
Toronto-Dominion Bank	5/3/23	NOK	225,052	USD	20,994	127	—
Citibank, N.A.	5/4/23	PEN	265,966	USD	71,245	497	—
Wells Fargo Bank N.A.	5/4/23	PEN	88,655	USD	23,654	260	—
UBS AG	5/4/23	PEN	42,047	USD	11,184	158	—
Toronto-Dominion Bank	5/4/23	PLN	1,026,045	USD	245,701	766	—
Deutsche Bank AG	5/4/23	PLN	516,880	USD	123,845	315	—
Barclays Bank plc	5/3/23	RON	345,850	USD	77,001	318	—
Deutsche Bank AG	5/3/23	RON	345,850	USD	76,977	342	—
UBS AG	5/3/23	SEK	3,009,192	USD	291,024	2,455	—
Barclays Bank plc	5/3/23	SEK	3,009,192	USD	290,884	2,596	—
Deutsche Bank AG	5/3/23	SEK	2,964,279	USD	287,643	1,456	—
HSBC Bank plc	5/3/23	SGD	685,033	USD	512,557	862	—
Morgan Stanley Capital Services Inc.	5/3/23	SGD	26,000	USD	19,581	—	(95)
Standard Chartered Bank	5/3/23	THB	12,463,858	USD	363,378	1,726	—
JPMorgan Chase Bank, N.A.	5/3/23	THB	7,393,200	USD	216,162	407	—
Standard Chartered Bank	5/3/23	THB	3,816,000	USD	111,808	—	(25)
Deutsche Bank AG	5/3/23	THB	2,605,400	USD	76,405	—	(84)
Commonwealth Bank of Australia	6/2/23	USD	1,789,045	AUD	2,703,590	—	(2,440)
Commonwealth Bank of Australia	5/2/23	USD	1,578,042	AUD	2,353,794	20,411	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	1,306,349	AUD	1,948,540	16,896	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	1,192,696	AUD	1,802,393	—	(1,626)
UBS AG	6/2/23	USD	584,566	AUD	883,557	—	(906)
UBS AG	5/2/23	USD	544,151	AUD	811,651	7,038	—
State Street Bank & Trust Co.	5/2/23	USD	76,400	AUD	113,960	987	—
BNP Paribas	5/2/23	USD	37,942	AUD	56,595	490	—
Morgan Stanley Capital Services Inc.	5/2/23	USD	11,508	AUD	17,000	258	—
Bank of America, N.A.	5/2/23	USD	9,506	AUD	14,000	242	—
Toronto-Dominion Bank	5/2/23	USD	1,861,594	CAD	2,518,320	2,786	—
Toronto-Dominion Bank	6/2/23	USD	1,848,964	CAD	2,506,245	—	(2,054)
Royal Bank of Canada	6/2/23	USD	1,317,765	CAD	1,794,050	—	(7,252)
Standard Chartered Bank	5/2/23	USD	1,083,435	CAD	1,465,668	1,604	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	6/2/23	USD	1,065,484	CAD	1,444,250	—	(1,184)
State Street Bank & Trust Co.	5/2/23	USD	845,081	CAD	1,142,547	1,750	—
Bank of New York	5/2/23	USD	797,966	CAD	1,080,000	802	—
Commonwealth Bank of Australia	6/2/23	USD	780,403	CAD	1,060,000	—	(2,473)
Wells Fargo Bank N.A.	5/2/23	USD	399,425	CAD	540,000	843	—
Commonwealth Bank of Australia	5/2/23	USD	399,159	CAD	540,000	578	—
Bank of America, N.A.	5/2/23	USD	398,983	CAD	540,000	401	—
BNP Paribas	6/2/23	USD	390,403	CAD	530,000	—	(1,035)
Bank of New York	6/2/23	USD	389,428	CAD	530,000	—	(2,010)
Morgan Stanley Capital Services Inc.	6/2/23	USD	220,104	CAD	298,572	—	(410)
Royal Bank of Canada	5/2/23	USD	154,001	CAD	208,332	228	—
UBS AG	5/2/23	USD	29,398	CAD	39,770	43	—
BNP Paribas	5/2/23	USD	29,398	CAD	39,770	43	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	29,354	CAD	39,710	44	—
UBS AG	5/3/23	USD	719,848	CHF	655,549	—	(13,803)
UBS AG	6/2/23	USD	558,678	CHF	495,550	2,069	—
Toronto-Dominion Bank	5/3/23	USD	472,530	CHF	430,336	—	(9,077)
Toronto-Dominion Bank	6/2/23	USD	448,138	CHF	397,500	1,660	—
Bank of America, N.A.	6/2/23	USD	193,216	CHF	172,335	—	(353)
BNP Paribas	6/2/23	USD	29,876	CHF	26,500	111	—
State Street Bank & Trust Co.	5/3/23	USD	6,588	CHF	6,000	—	(127)
State Street Bank & Trust Co.	5/4/23	USD	80,693	CLP	64,123,556	1,306	—
State Street Bank & Trust Co.	6/5/23	USD	59,024	CLP	48,274,944	—	(476)
Toronto-Dominion Bank	6/5/23	USD	39,782	CLP	32,091,034	229	—
Wells Fargo Bank N.A.	6/5/23	USD	26,435	CLP	21,394,022	67	—
Wells Fargo Bank N.A.	5/4/23	USD	26,461	CLP	21,064,320	382	—
UBS AG	5/4/23	USD	20,851	CLP	16,572,125	334	—
HSBC Bank plc	5/5/23	USD	749,298	CNY	5,132,244	8,182	—
HSBC Bank plc	6/2/23	USD	736,065	CNY	5,078,600	877	—
State Street Bank & Trust Co.	6/2/23	USD	370,585	CNY	2,558,444	219	—
State Street Bank & Trust Co.	5/5/23	USD	366,082	CNY	2,504,800	4,379	—
Standard Chartered Bank	6/2/23	USD	20,073	CNY	138,613	7	—
Toronto-Dominion Bank	6/5/23	USD	99,382	COP	457,378,284	2,892	—
State Street Bank & Trust Co.	5/4/23	USD	91,167	COP	424,631,364	867	—
Toronto-Dominion Bank	5/4/23	USD	85,010	COP	397,320,031	517	—
Wells Fargo Bank N.A.	6/5/23	USD	72,530	COP	334,557,007	1,950	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/5/23	USD	46,066	COP	212,956,713	1,140	—
Wells Fargo Bank N.A.	5/4/23	USD	26,315	COP	123,363,608	81	—
Bank of America, N.A.	5/4/23	USD	12,788	COP	59,577,000	118	—
BNP Paribas	5/3/23	USD	278,217	CZK	6,027,818	—	(4,028)
Toronto-Dominion Bank	6/2/23	USD	229,726	CZK	4,914,254	—	(30)
Deutsche Bank AG	6/2/23	USD	229,523	CZK	4,914,254	—	(233)
Toronto-Dominion Bank	5/3/23	USD	167,104	CZK	3,616,691	—	(2,243)
State Street Bank & Trust Co.	5/3/23	USD	8,501	CZK	184,000	—	(114)
Deutsche Bank AG	6/2/23	USD	249,552	DKK	1,689,614	—	(776)
Bank of America, N.A.	6/2/23	USD	249,446	DKK	1,689,614	—	(882)
BNP Paribas	5/2/23	USD	244,105	DKK	1,666,614	—	(2,305)
Deutsche Bank AG	5/2/23	USD	243,998	DKK	1,666,614	—	(2,412)
State Street Bank & Trust Co.	5/2/23	USD	6,721	DKK	46,000	—	(80)
State Street Bank & Trust Co.	5/3/23	USD	14,884,238	EUR	13,670,000	—	(181,585)
State Street Bank & Trust Co.	6/2/23	USD	11,156,018	EUR	10,091,451	13,984	—
Toronto-Dominion Bank	5/3/23	USD	8,560,429	EUR	7,860,475	—	(102,667)
Bank of America, N.A.	5/3/23	USD	7,265,755	EUR	6,678,128	—	(94,264)
HSBC Bank plc	5/3/23	USD	6,413,640	EUR	5,910,000	—	(99,820)
Morgan Stanley Capital Services Inc.	6/2/23	USD	5,276,504	EUR	4,770,000	9,918	—
Morgan Stanley Capital Services Inc.	5/3/23	USD	4,677,506	EUR	4,290,000	—	(50,537)
Toronto-Dominion Bank	6/2/23	USD	4,726,705	EUR	4,274,199	7,534	—
State Street Bank & Trust Co.	6/2/23	USD	4,088,102	EUR	3,710,000	—	(8,133)
Bank of New York	5/3/23	USD	3,509,037	EUR	3,230,000	—	(50,771)
Morgan Stanley Capital Services Inc.	6/2/23	USD	2,804,297	EUR	2,543,838	—	(4,369)
Bank of America, N.A.	6/2/23	USD	2,623,393	EUR	2,375,000	1,142	—
Bank of America, N.A.	6/2/23	USD	2,540,260	EUR	2,307,000	—	(6,913)
Bank of New York	6/2/23	USD	2,337,740	EUR	2,120,000	—	(2,966)
HSBC Bank plc	6/2/23	USD	2,303,456	EUR	2,090,000	—	(4,126)
Royal Bank of Canada	5/3/23	USD	2,162,532	EUR	1,984,038	—	(24,093)
UBS AG	6/2/23	USD	2,144,537	EUR	1,940,000	2,571	—
Wells Fargo Bank N.A.	5/3/23	USD	1,743,275	EUR	1,600,000	—	(20,099)
BNP Paribas	6/2/23	USD	1,752,884	EUR	1,590,000	—	(2,644)
Wells Fargo Bank N.A.	6/2/23	USD	1,752,310	EUR	1,590,000	—	(3,218)
JPMorgan Chase Bank, N.A.	5/3/23	USD	1,294,659	EUR	1,188,000	—	(14,645)
BNP Paribas	6/2/23	USD	1,179,815	EUR	1,067,547	1,131	—
HSBC Bank plc	6/2/23	USD	1,172,813	EUR	1,060,000	2,461	—
Commonwealth Bank of Australia	6/2/23	USD	1,167,162	EUR	1,060,000	—	(3,190)
Toronto-Dominion Bank	6/2/23	USD	1,103,002	EUR	1,000,000	—	(1,104)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	6/2/23	USD	1,001,401	EUR	904,957	2,233	—
Standard Chartered Bank	5/3/23	USD	980,477	EUR	901,000	—	(12,523)
Standard Chartered Bank	6/2/23	USD	979,188	EUR	885,433	1,576	—
UBS AG	5/3/23	USD	925,826	EUR	850,784	—	(11,829)
Deutsche Bank AG	6/2/23	USD	588,190	EUR	530,000	3,014	—
Bank of New York	6/2/23	USD	586,653	EUR	530,000	1,477	—
Wells Fargo Bank N.A.	6/2/23	USD	585,900	EUR	530,000	724	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	585,735	EUR	530,000	559	—
Deutsche Bank AG	6/2/23	USD	585,028	EUR	530,000	—	(148)
Royal Bank of Canada	6/2/23	USD	584,257	EUR	530,000	—	(919)
Commonwealth Bank of Australia	5/3/23	USD	578,533	EUR	530,000	—	(5,584)
HSBC Bank plc	6/2/23	USD	3,161,523	GBP	2,513,686	63	—
HSBC Bank plc	5/3/23	USD	2,898,878	GBP	2,343,115	—	(46,056)
Toronto-Dominion Bank	5/3/23	USD	1,784,156	GBP	1,442,100	—	(28,341)
Royal Bank of Canada	6/2/23	USD	1,623,527	GBP	1,290,845	32	—
UBS AG	6/2/23	USD	1,254,691	GBP	997,588	25	—
UBS AG	5/3/23	USD	1,207,907	GBP	976,331	—	(19,191)
Royal Bank of Canada	5/3/23	USD	979,645	GBP	791,829	—	(15,563)
Toronto-Dominion Bank	6/2/23	USD	967,181	GBP	768,993	19	—
Toronto-Dominion Bank	6/2/23	USD	59,101	GBP	47,000	—	(11)
State Street Bank & Trust Co.	5/3/23	USD	24,791	GBP	20,000	—	(347)
Bank of New York	5/3/23	USD	19,994	GBP	16,000	—	(116)
Morgan Stanley Capital Services Inc.	5/3/23	USD	4,623	GBP	3,737	—	(73)
HSBC Bank plc	5/3/23	USD	26,794	HKD	210,000	38	—
Wells Fargo Bank N.A.	6/2/23	USD	26,788	HKD	210,000	—	(6)
BNP Paribas	6/2/23	USD	180,692	HUF	61,905,466	—	(154)
BNP Paribas	5/3/23	USD	175,338	HUF	61,905,466	—	(7,331)
Deutsche Bank AG	5/3/23	USD	659,536	IDR	9,899,635,400	—	(15,220)
Deutsche Bank AG	6/6/23	USD	576,060	IDR	8,457,548,200	88	—
Standard Chartered Bank	5/3/23	USD	429,484	IDR	6,450,561,600	—	(10,180)
Standard Chartered Bank	6/6/23	USD	426,656	IDR	6,257,629,000	504	—
Standard Chartered Bank	6/6/23	USD	111,140	IDR	1,635,019,800	—	(208)
BNP Paribas	6/2/23	USD	146,662	ILS	533,336	—	(438)
Toronto-Dominion Bank	5/2/23	USD	148,983	ILS	533,335	2,027	—
BNP Paribas	5/2/23	USD	147,568	ILS	533,335	613	—
Deutsche Bank AG	6/2/23	USD	146,774	ILS	533,335	—	(325)
Toronto-Dominion Bank	6/2/23	USD	3,889,805	JPY	524,635,263	19,967	—
Royal Bank of Canada	5/2/23	USD	2,236,272	JPY	296,429,000	59,907	—
Wells Fargo Bank N.A.	5/2/23	USD	1,894,375	JPY	251,240,560	49,781	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/2/23	USD	1,818,192	JPY	241,219,384	47,173	—
UBS AG	5/2/23	USD	1,796,919	JPY	236,344,160	61,695	—
Wells Fargo Bank N.A.	6/2/23	USD	1,594,145	JPY	214,811,215	9,645	—
Royal Bank of Canada	6/2/23	USD	1,360,165	JPY	184,346,725	379	—
Toronto-Dominion Bank	5/2/23	USD	1,381,981	JPY	183,377,347	35,634	—
BNP Paribas	5/2/23	USD	1,369,572	JPY	181,543,800	36,688	—
Bank of America, N.A.	6/2/23	USD	1,307,357	JPY	177,189,441	364	—
BNP Paribas	6/2/23	USD	1,307,357	JPY	177,189,441	364	—
Standard Chartered Bank	6/2/23	USD	1,307,357	JPY	177,189,441	364	—
Bank of America, N.A.	5/2/23	USD	1,322,451	JPY	175,297,500	35,427	—
Standard Chartered Bank	5/2/23	USD	1,322,451	JPY	175,297,500	35,427	—
Bank of New York	5/2/23	USD	1,086,058	JPY	143,765,484	30,540	—
HSBC Bank plc	5/2/23	USD	543,568	JPY	71,798,269	16,429	—
UBS AG	6/2/23	USD	539,200	JPY	71,790,215	9,658	—
Morgan Stanley Capital Services Inc.	6/2/23	USD	529,617	JPY	71,623,660	1,303	—
Bank of New York	6/2/23	USD	530,393	JPY	71,587,444	2,347	—
HSBC Bank plc	6/2/23	USD	528,111	JPY	71,552,107	325	—
BNP Paribas	6/2/23	USD	527,164	JPY	71,528,736	—	(449)
UBS AG	6/2/23	USD	526,659	JPY	71,528,736	—	(954)
Morgan Stanley Capital Services Inc.	6/2/23	USD	526,954	JPY	71,521,583	—	(607)
Commonwealth Bank of Australia	6/2/23	USD	145,083	JPY	19,635,000	250	—
Commonwealth Bank of Australia	5/2/23	USD	29,384	JPY	3,876,000	927	—
JPMorgan Chase Bank, N.A.	5/3/23	USD	1,007,709	KRW	1,349,423,579	—	(673)
JPMorgan Chase Bank, N.A.	5/3/23	USD	986,073	KRW	1,279,857,179	29,677	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	681,248	KRW	911,037,600	—	(817)
HSBC Bank plc	5/3/23	USD	568,595	KRW	736,786,400	18,018	—
BNP Paribas	5/3/23	USD	543,791	KRW	707,305,600	15,244	—
HSBC Bank plc	5/3/23	USD	520,524	KRW	697,034,600	—	(347)
HSBC Bank plc	6/2/23	USD	507,213	KRW	676,661,600	617	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	340,016	KRW	454,068,979	68	—
State Street Bank & Trust Co.	5/3/23	USD	348,574	KRW	453,170,200	9,934	—
Standard Chartered Bank	6/2/23	USD	256,790	KRW	342,517,800	358	—
Standard Chartered Bank	5/3/23	USD	255,782	KRW	342,517,800	—	(171)
State Street Bank & Trust Co.	6/2/23	USD	245,183	KRW	326,674,200	612	—
Deutsche Bank AG	6/2/23	USD	244,391	KRW	326,550,800	—	(87)
Deutsche Bank AG	5/3/23	USD	243,858	KRW	326,550,800	—	(163)
Standard Chartered Bank	5/3/23	USD	213,346	KRW	275,994,800	7,104	—
State Street Bank & Trust Co.	6/2/23	USD	183,295	KRW	244,913,200	—	(64)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/3/23	USD	744,889	MXN	13,501,293	—	(5,545)
State Street Bank & Trust Co.	6/2/23	USD	528,240	MXN	9,585,397	—	(1,053)
State Street Bank & Trust Co.	6/2/23	USD	246,061	MXN	4,453,897	122	—
JPMorgan Chase Bank, N.A.	5/3/23	USD	19,935	MXN	362,000	—	(185)
BNP Paribas	5/3/23	USD	646,775	MYR	2,844,144	9,020	—
BNP Paribas	6/2/23	USD	428,013	MYR	1,904,200	80	—
HSBC Bank plc	5/3/23	USD	264,676	MYR	1,164,600	3,533	—
HSBC Bank plc	6/2/23	USD	259,886	MYR	1,157,544	—	(250)
BNP Paribas	6/2/23	USD	230,535	MYR	1,026,378	—	(124)
BNP Paribas	5/3/23	USD	191,224	NOK	2,000,000	3,527	—
BNP Paribas	6/2/23	USD	180,327	NOK	1,925,000	—	(617)
Toronto-Dominion Bank	6/2/23	USD	21,025	NOK	225,052	—	(129)
UBS AG	5/3/23	USD	14,394	NOK	150,052	311	—
Commonwealth Bank of Australia	6/2/23	USD	225,128	NZD	364,521	—	(272)
Commonwealth Bank of Australia	5/2/23	USD	222,443	NZD	355,521	2,590	—
JPMorgan Chase Bank, N.A.	5/2/23	USD	157,681	NZD	252,014	1,837	—
JPMorgan Chase Bank, N.A.	6/2/23	USD	150,086	NZD	243,014	—	(181)
Citibank, N.A.	6/5/23	USD	71,109	PEN	265,966	—	(477)
Wells Fargo Bank N.A.	5/4/23	USD	46,014	PEN	173,542	—	(798)
Citibank, N.A.	5/4/23	USD	35,631	PEN	133,875	—	(481)
Toronto-Dominion Bank	5/4/23	USD	23,715	PEN	89,250	—	(359)
Wells Fargo Bank N.A.	6/5/23	USD	23,611	PEN	88,655	—	(251)
UBS AG	6/5/23	USD	11,164	PEN	42,047	—	(153)
Goldman Sachs & Co.	6/5/23	USD	5,099	PEN	19,000	—	(15)
Toronto-Dominion Bank	6/2/23	USD	245,297	PLN	1,026,045	—	(744)
Toronto-Dominion Bank	5/4/23	USD	217,958	PLN	939,953	—	(7,828)
BNP Paribas	5/4/23	USD	130,940	PLN	563,972	—	(4,531)
Deutsche Bank AG	6/2/23	USD	123,642	PLN	516,880	—	(304)
UBS AG	5/4/23	USD	9,036	PLN	39,000	—	(332)
Barclays Bank plc	6/6/23	USD	76,944	RON	345,850	—	(319)
Deutsche Bank AG	6/6/23	USD	76,921	RON	345,850	—	(342)
Deutsche Bank AG	5/3/23	USD	74,580	RON	339,350	—	(1,286)
Barclays Bank plc	5/3/23	USD	74,530	RON	339,350	—	(1,336)
HSBC Bank plc	5/3/23	USD	2,890	RON	13,000	—	(16)
UBS AG	5/3/23	USD	597,946	SEK	6,181,464	—	(4,918)
UBS AG	6/2/23	USD	291,467	SEK	3,009,192	—	(2,490)
Barclays Bank plc	6/2/23	USD	291,326	SEK	3,009,192	—	(2,632)
Deutsche Bank AG	6/2/23	USD	288,075	SEK	2,964,279	—	(1,495)
Toronto-Dominion Bank	5/3/23	USD	255,033	SEK	2,649,199	—	(3,337)
State Street Bank & Trust Co.	6/2/23	USD	39,475	SEK	404,000	10	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/3/23	USD	14,682	SEK	152,000	—	(142)
HSBC Bank plc	6/5/23	USD	513,143	SGD	685,033	—	(929)
BNP Paribas	5/3/23	USD	259,455	SGD	344,585	1,196	—
HSBC Bank plc	5/3/23	USD	259,263	SGD	344,447	1,107	—
State Street Bank & Trust Co.	6/5/23	USD	19,512	SGD	26,000	—	—
UBS AG	5/3/23	USD	16,561	SGD	22,000	73	—
JPMorgan Chase Bank, N.A.	6/5/23	USD	9,005	SGD	12,000	—	—
Standard Chartered Bank	5/3/23	USD	527,586	THB	17,950,658	1,753	—
Standard Chartered Bank	6/2/23	USD	476,653	THB	16,279,858	—	(1,759)
JPMorgan Chase Bank, N.A.	6/2/23	USD	216,814	THB	7,393,200	—	(449)
Standard Chartered Bank	5/3/23	USD	128,325	THB	4,383,000	—	(67)
BNP Paribas	5/3/23	USD	115,494	THB	3,944,800	—	(62)
Deutsche Bank AG	6/2/23	USD	104,421	THB	3,549,214	120	—
						741,655	(1,049,459)
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $115,586,000 and cash of $8,270,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $111,778,162)	96,954,258
Affiliated Issuers (Cost $565,745)	565,751
Total Investments in Securities	97,520,009
Investment in Vanguard	3,455
Foreign Currency, at Value (Cost $779,436)	780,338
Receivables for Investment Securities Sold	318,896
Receivables for Accrued Income	678,605
Receivables for Capital Shares Issued	753,199
Unrealized Appreciation—Forward Currency Contracts	741,655
Other Assets	10,975
Total Assets	100,807,132
Liabilities
Payables for Investment Securities Purchased	1,501,547
Payables for Capital Shares Redeemed	3,575
Payables to Vanguard	2,937
Variation Margin Payable—Futures Contracts	42
Unrealized Depreciation—Forward Currency Contracts	1,049,459
Total Liabilities	2,557,560
Net Assets	98,249,572
At April 30, 2023, net assets consisted of:

Paid-in Capital	109,631,012
Total Distributable Earnings (Loss)	(11,381,440)
Net Assets	98,249,572

Investor Shares—Net Assets
Applicable to 702,577,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,224,850
Net Asset Value Per Share—Investor Shares	$8.86

Institutional Shares—Net Assets
Applicable to 3,499,891,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,024,722
Net Asset Value Per Share—Institutional Shares	$26.29
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1,2]	714,478
Total Income	714,478
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,884
Management and Administrative— Investor Shares	3,350
Management and Administrative— Institutional Shares	23,917
Marketing and Distribution— Investor Shares	181
Marketing and Distribution— Institutional Shares	1,139
Custodian Fees	1,606
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Institutional Shares	225
Trustees’ Fees and Expenses	20
Other Expenses	17
Total Expenses	34,377
Expenses Paid Indirectly	(41)
Net Expenses	34,336
Net Investment Income	680,142
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,204,991)
Futures Contracts	(31,434)
Forward Currency Contracts	(9,486,974)
Foreign Currencies	1,939,686
Realized Net Gain (Loss)	(10,783,713)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,939,020
Futures Contracts	1,435
Forward Currency Contracts	76,837
Foreign Currencies	86,926
Change in Unrealized Appreciation (Depreciation)	13,104,218
Net Increase (Decrease) in Net Assets Resulting from Operations	3,000,647
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,831,000, $12,000, $2,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $5,720,000.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	680,142	666,622
Realized Net Gain (Loss)	(10,783,713)	12,407,955
Change in Unrealized Appreciation (Depreciation)	13,104,218	(25,073,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,000,647	(11,998,662)
Distributions
Investor Shares	(42,890)	(37,383)
Admiral Shares	—	(121,120)
Institutional Shares	(637,652)	(718,541)
Total Distributions	(680,542)	(877,044)
Capital Share Transactions
Investor Shares	23,587	5,666,052
Admiral Shares	—	(29,572,710)
Institutional Shares	6,425,810	55,194,074
Net Increase (Decrease) from Capital Share Transactions	6,449,397	31,287,416
Total Increase (Decrease)	8,769,502	18,411,710
Net Assets
Beginning of Period	89,480,070	71,068,360
End of Period	98,249,572	89,480,070

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,	February 26, 2021[1] to October 31, 2021
		2022
Net Asset Value, Beginning of Period	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.061	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	.220	(1.288)	(.051)
Total from Investment Operations	.281	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.061)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.061)	(.093)	(.022)
Net Asset Value, End of Period	$8.86	$8.64	$9.95
Total Return[3]	3.26%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,225	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	1.41%	0.77%	0.34%[5]
Portfolio Turnover Rate	17%	28%[6]	19%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,	February 17 2021[1] to October 31, 2021
		2022
Net Asset Value, Beginning of Period	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.190	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	.639	(3.810)	(.472)
Total from Investment Operations	.829	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.189)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.189)	(.288)	(.078)
Net Asset Value, End of Period	$26.29	$25.65	$29.53
Total Return	3.24%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,025	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	1.47%	0.80%	0.38%[4]
Portfolio Turnover Rate	17%	28%[5]	19%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to February 10, 2022, the fund offered Admiral Shares. Effective at the close of business on February 10, 2022, the Admiral Shares were closed and converted to Institutional Shares.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies

Total International Bond II Index Fund
relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 154% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	44,672	(103,861)	(59,189)	77,811	—	—
Bank of New York	37,885	(57,396)	(19,511)	37,618	—	—
Barclays Bank plc	2,914	(4,287)	(1,373)	984	—	—
BNP Paribas	72,229	(25,370)	46,859	—	28,670	18,189
Citibank, N.A.	497	(958)	(461)	—	—	—
Commonwealth Bank of Australia	27,838	(13,959)	13,879	—	23,544	—
Deutsche Bank AG	6,037	(26,001)	(19,964)	12,761	—	—
Goldman Sachs & Co.	—	(15)	(15)	—	—	—
HSBC Bank plc	56,981	(156,064)	(99,083)	82,144	—	—
JPMorgan Chase Bank, N.A.	98,310	(19,425)	78,885	—	54,266	24,619
Morgan Stanley Capital Services Inc.	15,628	(66,625)	(50,997)	57,847	—	—
Royal Bank of Canada	63,631	(50,245)	13,386	6,659	—	13,386
Standard Chartered Bank	50,777	(28,680)	22,097	—	8,270	13,827
State Street Bank & Trust Co.	35,827	(204,050)	(168,223)	192,243	—	—
Toronto-Dominion Bank	75,229	(187,861)	(112,632)	127,990	—	—
UBS AG	86,430	(69,298)	17,132	—	9,106	8,026
Wells Fargo Bank N.A.	66,770	(35,364)	31,406	186	—	31,406

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Exchange-Traded Futures Contracts	—	(42)	(42)	7,866	—	—
Total	741,655	(1,049,501)	(307,846)	604,109	123,856	109,453
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Total International Bond II Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $3,455,000, representing less than 0.01% of the fund’s net assets and 1.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $41,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	926	—	926
Asset-Backed/Commercial Mortgage-Backed Securities	—	836	—	836
Corporate Bonds	—	20,251,017	—	20,251,017
Sovereign Bonds	—	76,701,479	—	76,701,479
Temporary Cash Investments	565,751	—	—	565,751
Total	565,751	96,954,258	—	97,520,009
Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Forward Currency Contracts	—	741,655	—	741,655
Total	30	741,655	—	741,685
Liabilities
Futures Contracts[1]	26	—	—	26
Forward Currency Contracts	—	1,049,459	—	1,049,459
Total	26	1,049,459	—	1,049,485
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
E.	At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	30	—	30
Unrealized Appreciation—Forward Currency Contracts	—	741,655	741,655
Total Assets	30	741,655	741,685

Unrealized Depreciation—Futures Contracts[1]	26	—	26
Unrealized Depreciation—Forward Currency Contracts	—	1,049,459	1,049,459
Total Liabilities	26	1,049,459	1,049,485
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(31,434)	—	(31,434)
Forward Currency Contracts	—	(9,486,974)	(9,486,974)
Realized Net Gain (Loss) on Derivatives	(31,434)	(9,486,974)	(9,518,408)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,435	—	1,435
Forward Currency Contracts	—	76,837	76,837
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,435	76,837	78,272
F.	As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	96,749,254
Gross Unrealized Appreciation	17,365,907
Gross Unrealized Depreciation	(16,902,952)
Net Unrealized Appreciation (Depreciation)	462,955
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $1,487,326,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2023, the fund purchased $15,358,589,000 of investment securities and sold $16,019,151,000 of investment securities, other than temporary cash investments.

Total International Bond II Index Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	32,563	3,757	29,836,924	3,083,561
Issued in Lieu of Cash Distributions	42,890	4,883	37,383	4,061
Redeemed	(51,866)	(5,906)	(24,208,255)	(2,520,970)
Net Increase (Decrease)—Investor Shares	23,587	2,734	5,666,052	566,652
Admiral Shares
Issued	—	—	1,076,656	54,717
Issued in Lieu of Cash Distributions	—	—	121,120	6,059
Redeemed[1]	—	—	(30,770,486)	(1,598,176)
Net Increase (Decrease)—Admiral Shares	—	—	(29,572,710)	(1,537,400)
Institutional Shares
Issued[1]	6,494,292	249,496	60,616,965	2,129,907
Issued in Lieu of Cash Distributions	637,652	24,455	718,541	26,329
Redeemed	(706,134)	(27,001)	(6,141,432)	(228,841)
Net Increase (Decrease)—Institutional Shares	6,425,810	246,950	55,194,074	1,927,395
1	In February 2022, the fund closed Admiral shares. All the outstanding Admiral Shares automatically converted to Institutional Shares on February 10, 2022. Admiral Shares—Redeemed and Institutional Shares—Issued include 1,463,403,000 and 986,206,000 shares, respectively, in the amount of $28,126,605,000.
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond II Index Fund has renewed the fund’s investment advisory arrangement with the Vanguard Group Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond II Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44382 062023

Semiannual Report  |  April 30, 2023
Vanguard Global Credit Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,070.40	$1.80
Admiral™ Shares	1,000.00	1,070.90	1.28
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Admiral Shares	1,000.00	1,023.56	1.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Credit Bond Fund
Fund Allocation
As of April 30, 2023

United States	53.8%
United Kingdom	9.2
Supranational	4.1
France	4.0
Japan	3.1
Canada	3.0
Australia	2.9
Netherlands	2.4
Mexico	2.2
Germany	2.0
Saudi Arabia	1.8
Denmark	1.3
Belgium	1.3
Switzerland	1.1
Luxembourg	1.0
Other	6.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.1%)
[1,2]	United States Treasury Note/Bond	1.375%	8/31/26	3,820	3,544
	United States Treasury Note/Bond	3.125%	2/15/42	400	365
	United States Treasury Note/Bond	3.250%	5/15/42	168	155
[3]	United States Treasury Note/Bond	3.375%	8/15/42	1,040	979
	United States Treasury Note/Bond	3.625%	2/15/53	32	32
	United States Treasury Note/Bond	3.875%	2/15/43	1,000	1,011
Total U.S. Government and Agency Obligations (Cost $6,053)					6,086
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
United States (0.2%)
[4]	CD Mortgage Trust Series 2018-CD7	5.011%	8/15/51	50	43
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	32	31
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	98
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	250	242
[4,5]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	96
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	96
[4,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	39
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $666)					645
Corporate Bonds (76.7%)
Australia (2.7%)
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	580
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	508
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	485	491
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	565	574
	Commonwealth Bank of Australia	5.316%	3/13/26	250	255
[5]	CSL Finance plc	4.750%	4/27/52	370	351
[4,6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,080	706
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.463%	5/28/30	1,250	839
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	761
[4,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	719
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	258
	Rio Tinto Finance USA plc	5.125%	3/9/53	230	236
[4,6]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	1,070	703
	Westpac Banking Corp.	1.953%	11/20/28	200	175
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	325
4

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	470
	Westpac Banking Corp.	2.963%	11/16/40	75	51
					8,002
Belgium (1.0%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	231
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	25
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	445
[4,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,000	971
[4,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	300	313
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	360	368
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	265
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	259
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	77
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	85
					3,039
Bermuda (0.1%)
	Triton Container International Ltd.	3.250%	3/15/32	260	205
Brazil (0.1%)
	Embraer Netherlands Finance BV	5.400%	2/1/27	300	289
Canada (1.8%)
[5]	1011778 BC ULC	3.875%	1/15/28	7	7
[5]	1011778 BC ULC	4.375%	1/15/28	38	36
[5]	Air Canada	3.875%	8/15/26	20	18
	Bank of Montreal	5.203%	2/1/28	300	305
[4]	Bank of Nova Scotia	3.450%	4/11/25	270	262
	Bank of Nova Scotia	4.750%	2/2/26	300	299
	Bank of Nova Scotia	4.850%	2/1/30	200	199
	Canadian National Railway Co.	3.850%	8/5/32	200	192
	Canadian National Railway Co.	4.400%	8/5/52	230	218
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
	Canadian Natural Resources Ltd.	6.250%	3/15/38	290	309
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	59
	Cenovus Energy Inc.	6.750%	11/15/39	50	54
	Cenovus Energy Inc.	5.400%	6/15/47	100	93
	Enbridge Inc.	3.125%	11/15/29	42	38
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	33
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	77
	Nutrien Ltd.	4.900%	3/27/28	85	85
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	4.125%	3/15/35	70	64
	Nutrien Ltd.	5.800%	3/27/53	155	161
[5]	Parkland Corp.	4.500%	10/1/29	20	17
[5]	Rogers Communications Inc.	3.800%	3/15/32	85	76
[5]	Rogers Communications Inc.	4.550%	3/15/52	80	66
[4]	Royal Bank of Canada	6.000%	11/1/27	725	762
	Suncor Energy Inc.	6.500%	6/15/38	145	156
	Toronto-Dominion Bank	5.103%	1/9/26	500	504
	Toronto-Dominion Bank	5.156%	1/10/28	300	303
	TransCanada PipeLines Ltd.	4.625%	3/1/34	398	379
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	85
[5]	Videotron Ltd.	3.625%	6/15/29	20	17
					5,114
5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Denmark (1.3%)
[8]	Danske Bank A/S	4.000%	1/12/27	2,800	3,074
[8]	Danske Bank A/S	4.125%	1/10/31	600	662
					3,736
France (3.8%)
[4,8]	Airbus SE	2.375%	6/9/40	300	260
[4,8]	AXA SA	3.875%	Perpetual	1,188	1,260
[4,8]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	1,100	1,103
[4,8]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	1,200	1,198
[4,8]	Banque Federative du Credit Mutuel SA	5.125%	1/13/33	400	434
[4,9]	BNP Paribas SA	2.875%	2/24/29	400	435
[4,8]	BNP Paribas SA	3.875%	1/10/31	1,200	1,316
[8]	Credit Agricole SA	0.625%	1/12/28	700	676
[5]	Credit Agricole SA	5.301%	7/12/28	500	512
[4,8]	Credit Agricole SA	4.000%	1/18/33	500	555
[4,8]	Engie SA	2.000%	9/28/37	700	593
[8]	Engie SA	1.250%	10/24/41	300	205
[5]	SPCM SA	3.125%	3/15/27	10	9
[5]	SPCM SA	3.375%	3/15/30	22	18
[4,9]	TotalEnergies Capital International SA	1.405%	9/3/31	900	875
[9]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,660
					11,109
Germany (0.9%)
[4,8]	Aroundtown SA	0.000%	7/16/26	300	247
[4,8]	Aroundtown SA	2.875%	Perpetual	110	38
[8]	ATF Netherlands BV	7.078%	Perpetual	500	248
[4]	Deutsche Bank AG	2.222%	9/18/24	150	147
	Deutsche Bank AG	6.720%	1/18/29	100	102
[4]	Deutsche Bank AG	3.547%	9/18/31	200	167
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	71
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	477
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	288
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	131
[4,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	800	786
					2,702
Hong Kong (0.5%)
[8]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	1,262	1,308
Ireland (0.3%)
	AerCap Ireland Capital DAC	1.150%	10/29/23	150	147
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	144
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	330
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	113
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	133
					867
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	11
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
					16
Italy (0.3%)
[5]	Enel Finance International NV	1.375%	7/12/26	200	179
[4,8]	Enel Finance International NV	0.875%	9/28/34	700	544
[5]	Enel Finance International NV	4.750%	5/25/47	200	172
					895
6

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Japan (1.6%)
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	200	201
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	200	201
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	203
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	200	201
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	200	203
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	200	203
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	255
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	445
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/30	5	4
	Nomura Holdings Inc.	2.710%	1/22/29	250	213
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	600	614
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	122
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	207
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	260	205
[4,6,7]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.911%	10/16/24	1,056	697
[5]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	300	306
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	77
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	72
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	141
					4,570
Kazakhstan (0.1%)
[10]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	294
Luxembourg (0.9%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	600	639
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	975	887
[8]	JAB Holdings BV	4.750%	6/29/32	300	336
[4,8]	Prologis International Funding II SA	1.625%	6/17/32	976	839
					2,701
Macao (0.0%)
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	9
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	421
Netherlands (2.3%)
[8]	ABN AMRO Bank NV	0.600%	1/15/27	1,500	1,459
[8]	ABN AMRO Bank NV	4.500%	11/21/34	400	442
[4,8]	Cooperatieve Rabobank UA	4.625%	1/27/28	900	1,007
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	237
[4,9]	NIBC Bank NV	3.125%	11/15/23	2,500	3,086
	Shell International Finance BV	2.375%	11/7/29	150	134
	Shell International Finance BV	2.750%	4/6/30	210	192
	Shell International Finance BV	4.375%	5/11/45	70	65
	Shell International Finance BV	3.750%	9/12/46	141	119
[5]	UPC Broadband Finco BV	4.875%	7/15/31	15	13
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					6,767
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	30
Spain (0.2%)
	Banco Santander SA	5.147%	8/18/25	400	397
7

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	4.103%	3/8/27	25	24
	Telefonica Emisiones SA	4.665%	3/6/38	250	217
					638
Switzerland (1.1%)
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	159
	Credit Suisse AG	4.750%	8/9/24	400	386
	Credit Suisse AG	5.000%	7/9/27	200	193
	Credit Suisse Group AG	3.750%	3/26/25	150	140
	Credit Suisse Group AG	4.550%	4/17/26	320	298
[5]	Credit Suisse Group AG	4.282%	1/9/28	200	181
	Novartis Capital Corp.	2.750%	8/14/50	60	44
[5]	UBS Group AG	4.703%	8/5/27	775	748
[4,8]	Zurich Finance Ireland Designated Activity Co.	1.875%	9/17/50	600	528
[4,9]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	400	457
					3,134
United Arab Emirates (0.3%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,000	825
United Kingdom (8.1%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	69
	AstraZeneca Finance LLC	1.750%	5/28/28	115	103
	AstraZeneca plc	4.000%	1/17/29	104	103
	AstraZeneca plc	1.375%	8/6/30	100	82
	AstraZeneca plc	4.000%	9/18/42	160	146
[5]	BAE Systems plc	3.000%	9/15/50	400	281
	Barclays plc	1.007%	12/10/24	240	232
[4]	Barclays plc	2.852%	5/7/26	200	188
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	7.385%	11/2/28	400	427
[8]	Barclays plc	0.577%	8/9/29	400	354
	Barclays plc	7.437%	11/2/33	100	110
	BAT Capital Corp.	3.557%	8/15/27	520	487
	BAT Capital Corp.	2.259%	3/25/28	400	347
	BAT Capital Corp.	4.390%	8/15/37	200	163
	BAT Capital Corp.	4.540%	8/15/47	185	138
[4,9]	BAT International Finance plc	4.000%	9/4/26	2,300	2,723
[4,8]	BAT Netherlands Finance BV	5.375%	2/16/31	300	328
	BP Capital Markets plc	3.279%	9/19/27	23	22
[4,9]	Cadent Finance plc	2.125%	9/22/28	600	640
[4,9]	Centrica plc	4.375%	3/13/29	438	517
[8]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,100	1,050
[4,8]	Heathrow Funding Ltd.	1.125%	10/8/30	600	540
[4,9]	Heathrow Funding Ltd.	2.750%	8/9/49	400	314
	HSBC Holdings plc	0.976%	5/24/25	500	473
	HSBC Holdings plc	2.999%	3/10/26	400	381
[4]	HSBC Holdings plc	2.099%	6/4/26	255	237
	HSBC Holdings plc	1.589%	5/24/27	210	187
	HSBC Holdings plc	6.161%	3/9/29	200	206
[8]	HSBC Holdings plc	0.641%	9/24/29	1,500	1,366
	HSBC Holdings plc	2.871%	11/22/32	500	409
[4]	HSBC Holdings plc	6.500%	9/15/37	125	126
[4,9]	HSBC Holdings plc	6.000%	3/29/40	300	344
	HSBC Holdings plc	6.332%	3/9/44	200	211
	HSBC Holdings plc	5.250%	3/14/44	200	182
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
8

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	0.695%	5/11/24	405	404
[4]	Lloyds Banking Group plc	3.870%	7/9/25	275	269
	Lloyds Banking Group plc	4.716%	8/11/26	200	197
	Lloyds Banking Group plc	5.871%	3/6/29	200	205
[4,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,300	3,586
[4]	NatWest Group plc	4.269%	3/22/25	270	266
[4]	NatWest Group plc	3.073%	5/22/28	225	206
[4]	NatWest Group plc	4.892%	5/18/29	200	195
	RELX Capital Inc.	3.000%	5/22/30	100	90
[5]	Rolls-Royce plc	3.625%	10/14/25	3	3
[5]	Rolls-Royce plc	5.750%	10/15/27	42	42
[9]	Rothesay Life plc	8.000%	10/30/25	600	773
	Santander UK Group Holdings plc	6.833%	11/21/26	300	305
	Santander UK Group Holdings plc	6.534%	1/10/29	300	308
[9]	Scottish Widows Ltd.	5.500%	6/16/23	1,475	1,852
[6,7]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.549%	6/28/25	250	164
[9]	Utmost Group plc	4.000%	12/15/31	196	182
	Vodafone Group plc	6.150%	2/27/37	140	151
[4,8]	Vodafone Group plc	2.500%	5/24/39	400	356
	Vodafone Group plc	5.625%	2/10/53	260	257
					23,702
United States (49.2%)
	Abbott Laboratories	4.900%	11/30/46	125	129
	AbbVie Inc.	2.600%	11/21/24	120	116
	AbbVie Inc.	3.800%	3/15/25	175	172
	AbbVie Inc.	3.600%	5/14/25	39	38
	AbbVie Inc.	2.950%	11/21/26	15	14
	AbbVie Inc.	4.050%	11/21/39	418	370
	AbbVie Inc.	4.250%	11/21/49	240	210
	Advance Auto Parts Inc.	5.900%	3/9/26	40	41
	Advance Auto Parts Inc.	5.950%	3/9/28	40	41
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	149
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	203
	AEP Transmission Co. LLC	3.750%	12/1/47	130	107
	AEP Transmission Co. LLC	4.250%	9/15/48	100	88
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	56
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	67
	AEP Transmission Co. LLC	5.400%	3/15/53	90	95
	Aflac Inc.	1.125%	3/15/26	55	50
	Aflac Inc.	4.750%	1/15/49	50	46
	Agree LP	2.000%	6/15/28	50	43
	Agree LP	2.600%	6/15/33	60	48
[4]	Air Lease Corp.	2.875%	1/15/26	125	117
[4]	Air Lease Corp.	3.750%	6/1/26	100	95
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	97
[4]	Alabama Power Co.	1.450%	9/15/30	430	347
	Alabama Power Co.	4.150%	8/15/44	50	43
	Albemarle Corp.	4.650%	6/1/27	50	49
[5]	Albertsons Cos. Inc.	6.500%	2/15/28	10	10
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	95
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	81
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	92
	Alleghany Corp.	3.625%	5/15/30	250	239
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allina Health System	3.887%	4/15/49	130	110
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	100	102
	Ally Financial Inc.	1.450%	10/2/23	120	117
	Altria Group Inc.	4.400%	2/14/26	101	100
	Altria Group Inc.	3.400%	5/6/30	125	112
	Altria Group Inc.	2.450%	2/4/32	165	131
	Altria Group Inc.	3.400%	2/4/41	70	49
	Altria Group Inc.	5.375%	1/31/44	100	92
	Altria Group Inc.	5.950%	2/14/49	100	94
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	4.700%	12/1/32	605	622
	Amazon.com Inc.	3.875%	8/22/37	50	47
	Amazon.com Inc.	2.500%	6/3/50	115	78
	Amazon.com Inc.	3.950%	4/13/52	85	75
	Ameren Corp.	2.500%	9/15/24	100	96
	Ameren Corp.	3.500%	1/15/31	120	109
	Ameren Illinois Co.	1.550%	11/15/30	70	57
	Ameren Illinois Co.	4.150%	3/15/46	75	65
	Ameren Illinois Co.	5.900%	12/1/52	130	147
[5]	American Airlines Inc.	11.750%	7/15/25	5	6
[5]	American Airlines Inc.	5.500%	4/20/26	25	25
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	60	57
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	9
	American Electric Power Co. Inc.	2.031%	3/15/24	100	97
	American Express Co.	3.950%	8/1/25	600	589
	American Express Co.	5.850%	11/5/27	300	314
	American Express Co.	4.420%	8/3/33	200	192
[4]	American Honda Finance Corp.	1.200%	7/8/25	66	61
	American Honda Finance Corp.	4.750%	1/12/26	145	147
	American International Group Inc.	4.800%	7/10/45	32	29
	American International Group Inc.	4.375%	6/30/50	105	90
	American Tower Corp.	3.375%	10/15/26	170	162
	American Tower Corp.	3.600%	1/15/28	100	95
	AmerisourceBergen Corp.	2.700%	3/15/31	230	199
	AmerisourceBergen Corp.	4.300%	12/15/47	80	69
	Amgen Inc.	5.250%	3/2/25	385	388
	Amgen Inc.	2.200%	2/21/27	125	116
	Amgen Inc.	5.150%	3/2/28	605	619
	Amgen Inc.	3.350%	2/22/32	135	122
	Amgen Inc.	5.150%	11/15/41	61	59
	Amgen Inc.	5.600%	3/2/43	110	113
	Amgen Inc.	3.375%	2/21/50	340	251
	Amgen Inc.	5.650%	3/2/53	85	88
	Amgen Inc.	2.770%	9/1/53	147	94
	Amgen Inc.	5.750%	3/2/63	60	62
[5]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Corp.	5.350%	2/28/33	220	228
	Aon Global Ltd.	4.600%	6/14/44	35	31
	Aon Global Ltd.	4.750%	5/15/45	70	64
[4]	Appalachian Power Co.	4.500%	3/1/49	30	26
	Apple Inc.	3.250%	8/8/29	520	498
	Apple Inc.	3.850%	8/4/46	196	175
	Apple Inc.	4.100%	8/8/62	250	223
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Aramark Services Inc.	6.375%	5/1/25	10	10
[5]	Arconic Corp.	6.000%	5/15/25	7	7
[5]	Ardagh Packaging Finance plc	5.250%	4/30/25	7	7
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	42
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	12
	AT&T Inc.	3.800%	2/15/27	140	136
	AT&T Inc.	4.350%	3/1/29	273	268
[4]	AT&T Inc.	4.300%	2/15/30	56	54
	AT&T Inc.	2.550%	12/1/33	130	105
	AT&T Inc.	4.500%	5/15/35	130	122
	AT&T Inc.	4.900%	8/15/37	245	236
[4,9]	AT&T Inc.	7.000%	4/30/40	700	984
	AT&T Inc.	3.500%	6/1/41	95	75
	AT&T Inc.	4.750%	5/15/46	70	63
	AT&T Inc.	3.500%	9/15/53	235	168
	AT&T Inc.	3.550%	9/15/55	213	151
	AT&T Inc.	3.800%	12/1/57	111	81
	AT&T Inc.	3.650%	9/15/59	130	92
[5]	Athene Global Funding	0.950%	1/8/24	195	187
	AutoZone Inc.	4.500%	2/1/28	200	199
[5]	Axalta Coating Systems LLC	4.750%	6/15/27	3	3
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	12
[4]	Bank of America Corp.	4.000%	1/22/25	75	74
[4]	Bank of America Corp.	0.981%	9/25/25	200	187
[4]	Bank of America Corp.	3.366%	1/23/26	86	83
[4]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	327
[4]	Bank of America Corp.	3.824%	1/20/28	200	191
[4]	Bank of America Corp.	4.948%	7/22/28	140	140
	Bank of America Corp.	6.204%	11/10/28	440	459
[4]	Bank of America Corp.	3.419%	12/20/28	235	218
[4]	Bank of America Corp.	3.970%	3/5/29	200	190
	Bank of America Corp.	5.202%	4/25/29	730	734
[4]	Bank of America Corp.	2.087%	6/14/29	350	302
[4]	Bank of America Corp.	3.194%	7/23/30	165	147
[4]	Bank of America Corp.	2.496%	2/13/31	150	127
[4]	Bank of America Corp.	1.898%	7/23/31	115	92
[4,8]	Bank of America Corp.	0.654%	10/26/31	1,100	936
	Bank of America Corp.	2.687%	4/22/32	675	565
	Bank of America Corp.	5.288%	4/25/34	250	251
[4]	Bank of America Corp.	4.078%	4/23/40	200	174
[4]	Bank of America Corp.	2.676%	6/19/41	170	121
	Bank of America Corp.	3.311%	4/22/42	60	46
[4]	Bank of America Corp.	4.875%	4/1/44	75	73
[4]	Bank of America Corp.	3.946%	1/23/49	35	29
[4]	Bank of America Corp.	4.083%	3/20/51	125	104
[4]	Bank of America Corp.	2.831%	10/24/51	70	46
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	297
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	470
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	150
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	198
	Bank of New York Mellon Corp.	4.706%	2/1/34	150	149
	Baxter International Inc.	2.272%	12/1/28	140	122
	Baxter International Inc.	3.950%	4/1/30	100	94
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	2.539%	2/1/32	120	99
	Baxter International Inc.	3.132%	12/1/51	135	89
	Becton Dickinson & Co.	4.693%	2/13/28	100	101
	Becton Dickinson & Co.	4.685%	12/15/44	36	34
	Becton Dickinson & Co.	4.669%	6/6/47	40	37
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	700	763
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	69
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	42
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	213
[8]	Berkshire Hathaway Inc.	1.625%	3/16/35	400	352
[5]	Berry Global Inc.	4.875%	7/15/26	28	27
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	121
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	50	38
	Block Inc.	3.500%	6/1/31	3	2
	Boeing Co.	2.800%	3/1/24	30	29
	Boeing Co.	4.875%	5/1/25	265	264
	Boeing Co.	2.750%	2/1/26	125	118
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	77
	Boeing Co.	3.550%	3/1/38	100	79
	Boeing Co.	5.705%	5/1/40	160	160
	Boeing Co.	3.750%	2/1/50	110	83
	Boeing Co.	5.805%	5/1/50	175	175
	Boeing Co.	5.930%	5/1/60	135	133
	Boston Properties LP	3.250%	1/30/31	300	245
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	120	115
	BP Capital Markets America Inc.	4.234%	11/6/28	300	301
	BP Capital Markets America Inc.	2.721%	1/12/32	110	96
	BP Capital Markets America Inc.	2.939%	6/4/51	120	84
	BP Capital Markets America Inc.	3.001%	3/17/52	50	35
	Bristol-Myers Squibb Co.	3.400%	7/26/29	718	687
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	12
	Bristol-Myers Squibb Co.	2.950%	3/15/32	150	135
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	80
[5]	Broadcom Inc.	1.950%	2/15/28	50	44
	Broadcom Inc.	5.000%	4/15/30	120	119
[5]	Broadcom Inc.	3.137%	11/15/35	360	279
[5]	Broadcom Inc.	3.187%	11/15/36	145	110
[5]	Broadcom Inc.	3.500%	2/15/41	60	45
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	351
[5]	Cable One Inc.	4.000%	11/15/30	16	13
[5]	Caesars Resort Collection LLC	5.750%	7/1/25	17	17
[5]	Calpine Corp.	5.125%	3/15/28	25	23
	Camden Property Trust	3.350%	11/1/49	110	81
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	28
[5]	Cameron LNG LLC	3.701%	1/15/39	180	152
	Campbell Soup Co.	2.375%	4/24/30	468	403
	Capital One Financial Corp.	3.750%	3/9/27	90	84
	Capital One Financial Corp.	5.468%	2/1/29	90	89
	Capital One Financial Corp.	2.618%	11/2/32	175	136
	Capital One Financial Corp.	5.817%	2/1/34	250	244
[4]	Capital One NA	2.280%	1/28/26	300	281
[5]	Cargill Inc.	4.750%	4/24/33	130	131
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Carnival Corp.	5.750%	3/1/27	35	29
[5]	Carnival Corp.	4.000%	8/1/28	25	22
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	5	5
	Carrier Global Corp.	2.700%	2/15/31	350	301
	Carrier Global Corp.	3.377%	4/5/40	100	78
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	15
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	10	8
	Caterpillar Financial Services Corp.	4.800%	1/6/26	490	498
	Cboe Global Markets Inc.	1.625%	12/15/30	92	74
[5]	CCO Holdings LLC	5.000%	2/1/28	20	19
[5]	CCO Holdings LLC	6.375%	9/1/29	15	14
[5]	CCO Holdings LLC	4.750%	3/1/30	45	39
[5]	Cedar Fair LP	5.500%	5/1/25	16	16
	Celanese US Holdings LLC	5.900%	7/5/24	55	55
	Centene Corp.	2.450%	7/15/28	145	127
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	49
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	68	61
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	90	89
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	90	92
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	53
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	42
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	162
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	164
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	42
	Charles Schwab Corp.	2.450%	3/3/27	130	118
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
[4]	Charter Communications Operating LLC	4.500%	2/1/24	425	421
	Charter Communications Operating LLC	4.200%	3/15/28	70	66
	Charter Communications Operating LLC	5.050%	3/30/29	80	77
	Charter Communications Operating LLC	3.500%	3/1/42	200	135
	Charter Communications Operating LLC	6.484%	10/23/45	85	79
	Charter Communications Operating LLC	5.375%	5/1/47	285	233
[5]	Chemours Co.	4.625%	11/15/29	27	22
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	65
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	22
	Cheniere Energy Partners LP	3.250%	1/31/32	10	8
	Chevron Corp.	2.236%	5/11/30	75	67
	Chevron USA Inc.	3.250%	10/15/29	50	48
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	100
	Chubb INA Holdings Inc.	1.375%	9/15/30	220	179
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	76
[5]	Churchill Downs Inc.	5.500%	4/1/27	33	32
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	39
	Cigna Group	1.250%	3/15/26	150	137
	Cigna Group	2.375%	3/15/31	75	64
	Cigna Group	4.800%	8/15/38	155	150
	Cigna Group	3.400%	3/15/50	150	110
	Citigroup Inc.	0.981%	5/1/25	210	200
	Citigroup Inc.	2.014%	1/25/26	150	142
	Citigroup Inc.	3.200%	10/21/26	100	95
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.300%	11/20/26	150	147
	Citigroup Inc.	4.450%	9/29/27	125	122
	Citigroup Inc.	4.658%	5/24/28	95	94
[4]	Citigroup Inc.	3.668%	7/24/28	415	393
	Citigroup Inc.	4.125%	7/25/28	200	191
[4]	Citigroup Inc.	2.976%	11/5/30	140	123
[4]	Citigroup Inc.	2.572%	6/3/31	500	423
	Citigroup Inc.	2.561%	5/1/32	165	137
	Citigroup Inc.	4.650%	7/30/45	90	83
	Citigroup Inc.	4.650%	7/23/48	55	51
[4]	City of Hope	4.378%	8/15/48	80	68
[5]	Civitas Resources Inc.	5.000%	10/15/26	10	9
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	22	22
[5,11]	Clarios Global LP	6.750%	5/15/28	5	5
	CME Group Inc.	2.650%	3/15/32	200	175
	CMS Energy Corp.	3.450%	8/15/27	90	86
	CMS Energy Corp.	4.875%	3/1/44	135	125
	CNH Industrial Capital LLC	1.950%	7/2/23	200	199
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
	Coca-Cola Co.	3.000%	3/5/51	50	39
[5]	Cogent Communications Group Inc.	7.000%	6/15/27	15	15
	Comcast Corp.	5.250%	11/7/25	120	122
[8]	Comcast Corp.	0.000%	9/14/26	2,000	1,968
[8]	Comcast Corp.	0.250%	5/20/27	439	427
	Comcast Corp.	3.150%	2/15/28	225	214
	Comcast Corp.	4.150%	10/15/28	70	69
	Comcast Corp.	2.650%	2/1/30	275	246
	Comcast Corp.	4.400%	8/15/35	90	88
[9]	Comcast Corp.	1.875%	2/20/36	400	360
	Comcast Corp.	6.550%	7/1/39	80	92
	Comcast Corp.	3.250%	11/1/39	145	118
	Comcast Corp.	4.500%	1/15/43	140	125
	Comcast Corp.	4.700%	10/15/48	134	127
	Comcast Corp.	4.950%	10/15/58	65	64
	Comcast Corp.	2.650%	8/15/62	263	160
	Comcast Corp.	2.987%	11/1/63	413	268
[4]	CommonSpirit Health	4.350%	11/1/42	220	191
	Commonwealth Edison Co.	4.900%	2/1/33	50	51
	Commonwealth Edison Co.	3.800%	10/1/42	115	98
	Commonwealth Edison Co.	5.300%	2/1/53	180	188
[5]	CommScope Inc.	6.000%	3/1/26	8	8
[5]	CommScope Inc.	7.125%	7/1/28	21	15
	Connecticut Light & Power Co.	5.250%	1/15/53	175	184
	ConocoPhillips Co.	6.950%	4/15/29	100	113
	ConocoPhillips Co.	4.300%	11/15/44	65	59
	ConocoPhillips Co.	3.800%	3/15/52	180	151
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	66
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	165
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	84
[11]	Constellation Brands Inc.	4.900%	5/1/33	230	231
	Constellation Energy Generation LLC	6.250%	10/1/39	100	106
	Consumers Energy Co.	3.600%	8/15/32	115	107
[5]	Continental Resources Inc.	2.268%	11/15/26	100	90
[5]	Continental Resources Inc.	2.875%	4/1/32	40	31
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Corebridge Financial Inc.	3.500%	4/4/25	100	96
[5]	Corebridge Financial Inc.	3.650%	4/5/27	90	85
[5]	Corebridge Financial Inc.	3.850%	4/5/29	170	155
[5]	Corebridge Financial Inc.	3.900%	4/5/32	100	88
[5]	Corebridge Financial Inc.	4.350%	4/5/42	100	83
[5]	Corebridge Financial Inc.	4.400%	4/5/52	150	117
	Corporate Office Properties LP	2.250%	3/15/26	175	156
	Corporate Office Properties LP	2.750%	4/15/31	105	80
	Coterra Energy Inc.	3.900%	5/15/27	40	39
	Coterra Energy Inc.	4.375%	3/15/29	130	125
[5]	Cox Communications Inc.	4.800%	2/1/35	100	93
	Crown Castle Inc.	5.000%	1/11/28	100	101
	Crown Castle Inc.	3.800%	2/15/28	68	65
	Crown Castle Inc.	4.750%	5/15/47	125	109
	Crown Castle Inc.	5.200%	2/15/49	85	80
[5]	CrownRock LP	5.625%	10/15/25	10	10
[5]	CSC Holdings LLC	4.625%	12/1/30	16	8
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	179
	CubeSmart LP	2.250%	12/15/28	225	195
	CVS Health Corp.	5.125%	2/21/30	365	371
	CVS Health Corp.	4.875%	7/20/35	80	78
	CVS Health Corp.	4.780%	3/25/38	259	247
	CVS Health Corp.	4.125%	4/1/40	135	115
	CVS Health Corp.	5.125%	7/20/45	75	71
	Dana Inc.	4.500%	2/15/32	27	22
[5]	DaVita Inc.	3.750%	2/15/31	10	8
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	21
	Dell International LLC	6.020%	6/15/26	80	82
	Dell International LLC	6.100%	7/15/27	40	42
	Dell International LLC	5.250%	2/1/28	270	273
	Dell International LLC	5.300%	10/1/29	28	28
	Dell International LLC	6.200%	7/15/30	125	132
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[5]	Delta Air Lines Inc.	4.750%	10/20/28	256	248
	Delta Air Lines Inc.	3.750%	10/28/29	15	13
	Devon Energy Corp.	5.850%	12/15/25	40	41
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	5.600%	7/15/41	50	49
	Devon Energy Corp.	5.000%	6/15/45	30	27
	DH Europe Finance II Sarl	2.600%	11/15/29	125	113
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
[5]	Directv Financing LLC	5.875%	8/15/27	30	26
	Discovery Communications LLC	4.900%	3/11/26	337	337
	Discovery Communications LLC	6.350%	6/1/40	50	49
	Discovery Communications LLC	4.000%	9/15/55	62	41
[5]	DISH DBS Corp.	5.250%	12/1/26	15	11
[5]	DISH DBS Corp.	5.750%	12/1/28	10	7
	DISH DBS Corp.	5.125%	6/1/29	15	7
[5]	DISH Network Corp.	11.750%	11/15/27	21	20
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	138
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	41
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	223
	Dow Chemical Co.	2.100%	11/15/30	100	84
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	4.375%	11/15/42	120	105
[5]	DT Midstream Inc.	4.125%	6/15/29	26	23
[5]	DT Midstream Inc.	4.375%	6/15/31	20	17
	DTE Electric Co.	4.300%	7/1/44	120	107
	DTE Electric Co.	3.700%	6/1/46	75	60
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	75
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	39
	Duke Energy Carolinas LLC	4.950%	1/15/33	100	103
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	21
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	112
	Duke Energy Carolinas LLC	5.350%	1/15/53	32	34
[8]	Duke Energy Corp.	3.850%	6/15/34	400	406
	Duke Energy Corp.	3.500%	6/15/51	100	74
	Duke Energy Florida LLC	3.400%	10/1/46	35	27
	Duke Energy Indiana LLC	2.750%	4/1/50	75	50
	Duke Energy Indiana LLC	5.400%	4/1/53	185	191
	Duke Energy Ohio Inc.	5.250%	4/1/33	40	42
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	95
	Duke Energy Progress LLC	4.100%	5/15/42	200	176
	Duke Energy Progress LLC	2.500%	8/15/50	170	107
	DuPont de Nemours Inc.	5.319%	11/15/38	40	41
	eBay Inc.	5.900%	11/22/25	5	5
	eBay Inc.	5.950%	11/22/27	75	79
	eBay Inc.	6.300%	11/22/32	105	114
[5]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	137
	Elevance Health Inc.	6.100%	10/15/52	155	173
	Eli Lilly & Co.	2.500%	9/15/60	100	65
	Emerson Electric Co.	2.200%	12/21/31	90	76
[5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	30
	Energy Transfer LP	4.400%	3/15/27	240	234
	Energy Transfer LP	3.750%	5/15/30	30	28
	Energy Transfer LP	5.750%	2/15/33	130	133
	Energy Transfer LP	6.050%	6/1/41	65	65
	Energy Transfer LP	6.500%	2/1/42	100	104
	Energy Transfer LP	5.300%	4/1/44	75	66
	Energy Transfer LP	5.150%	3/15/45	55	48
	Energy Transfer LP	6.250%	4/15/49	70	69
[5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	15
	Enstar Group Ltd.	4.950%	6/1/29	140	133
[5]	Entegris Escrow Corp.	4.750%	4/15/29	190	177
[5]	Entegris Escrow Corp.	5.950%	6/15/30	45	43
	Entergy Arkansas LLC	5.150%	1/15/33	30	31
	Entergy Arkansas LLC	2.650%	6/15/51	100	65
	Entergy Corp.	2.800%	6/15/30	90	79
	Entergy Louisiana LLC	3.250%	4/1/28	593	560
	Enterprise Products Operating LLC	5.350%	1/31/33	90	94
	Enterprise Products Operating LLC	4.850%	3/15/44	215	200
	Enterprise Products Operating LLC	4.900%	5/15/46	30	28
	Enterprise Products Operating LLC	4.250%	2/15/48	50	43
	Enterprise Products Operating LLC	3.700%	1/31/51	70	54
	EOG Resources Inc.	3.900%	4/1/35	20	19
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	14
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
	EQT Corp.	5.678%	10/1/25	145	144
[5]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	3.900%	10/1/27	96	91
	EQT Corp.	5.000%	1/15/29	25	24
	Equitable Holdings Inc.	5.594%	1/11/33	290	288
	Equitable Holdings Inc.	5.000%	4/20/48	115	100
[5,11]	ERAC USA Finance LLC	4.600%	5/1/28	200	200
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	214
	ERP Operating LP	4.500%	7/1/44	135	121
	Essex Portfolio LP	4.500%	3/15/48	60	50
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	69
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	110
	Eversource Energy	4.200%	6/27/24	163	161
[4]	Eversource Energy	1.400%	8/15/26	110	99
	Eversource Energy	5.450%	3/1/28	100	104
	Exelon Corp.	3.400%	4/15/26	125	121
	Exelon Corp.	5.150%	3/15/28	210	215
	Exelon Corp.	3.350%	3/15/32	200	180
	Exelon Corp.	4.450%	4/15/46	165	144
	Exelon Corp.	4.100%	3/15/52	100	83
	Exxon Mobil Corp.	4.227%	3/19/40	155	146
	Exxon Mobil Corp.	4.114%	3/1/46	55	49
	FedEx Corp.	3.875%	8/1/42	30	25
	FedEx Corp.	4.550%	4/1/46	70	61
	FedEx Corp.	4.050%	2/15/48	70	57
	Fifth Third Bancorp	3.950%	3/14/28	350	326
	Fifth Third Bancorp	4.337%	4/25/33	200	181
[4]	Fifth Third Bank NA	3.950%	7/28/25	300	289
	FirstEnergy Corp.	2.650%	3/1/30	150	130
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	50
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	235
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	86
	Fiserv Inc.	5.600%	3/2/33	120	125
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	226
	FMC Corp.	4.100%	2/1/24	200	198
	FMC Corp.	4.500%	10/1/49	30	25
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	43
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25	25
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	44
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	59
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	29
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	49
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	38
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	6
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	14
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	15	11
	FS KKR Capital Corp.	3.400%	1/15/26	220	201
[5]	Gates Global LLC	6.250%	1/15/26	5	5
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	3.500%	6/1/32	100	89
[5]	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	223
[5]	GE HealthCare Technologies Inc.	5.650%	11/15/27	185	191
[5]	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	116
[5]	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	107
[5]	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	112
	General Dynamics Corp.	3.250%	4/1/25	40	39
	General Dynamics Corp.	4.250%	4/1/40	95	89
[8]	General Mills Inc.	3.907%	4/13/29	608	673
	General Mills Inc.	4.150%	2/15/43	70	63
	General Motors Co.	6.125%	10/1/25	150	153
	General Motors Co.	5.200%	4/1/45	88	74
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	390
	General Motors Financial Co. Inc.	2.750%	6/20/25	390	370
	General Motors Financial Co. Inc.	6.050%	10/10/25	650	657
	General Motors Financial Co. Inc.	1.250%	1/8/26	455	410
	General Motors Financial Co. Inc.	1.500%	6/10/26	60	54
	General Motors Financial Co. Inc.	5.850%	4/6/30	150	150
	Genesis Energy LP	6.500%	10/1/25	4	4
[5]	Georgia-Pacific LLC	1.750%	9/30/25	245	228
	Gilead Sciences Inc.	4.150%	3/1/47	190	168
	Global Payments Inc.	1.500%	11/15/24	120	113
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	238
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	156
[4,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	800	1,085
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	130
	Goldman Sachs Group Inc.	2.615%	4/22/32	120	100
	Goldman Sachs Group Inc.	2.650%	10/21/32	100	83
[9]	Goldman Sachs Group Inc.	6.875%	1/18/38	200	264
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	229
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	75
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	84
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	79
[4,6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	4.901%	5/2/24	300	199
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	12	11
[5]	Graphic Packaging International LLC	3.500%	3/15/28	3	3
	Haleon US Capital LLC	3.625%	3/24/32	190	174
[5]	Hanesbrands Inc.	9.000%	2/15/31	5	5
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	208
	HCA Inc.	5.250%	6/15/49	115	104
	Healthpeak OP LLC	5.250%	12/15/32	170	172
	Helmerich & Payne Inc.	2.900%	9/29/31	130	108
	Hess Corp.	7.300%	8/15/31	5	6
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
	Home Depot Inc.	3.900%	12/6/28	130	129
	Home Depot Inc.	2.950%	6/15/29	85	79
	Home Depot Inc.	2.700%	4/15/30	15	14
	Home Depot Inc.	4.500%	9/15/32	125	127
	Home Depot Inc.	3.900%	6/15/47	125	108
	Home Depot Inc.	4.500%	12/6/48	75	71
	Home Depot Inc.	4.950%	9/15/52	55	55
	Home Depot Inc.	3.500%	9/15/56	70	55
	Honeywell International Inc.	5.000%	2/15/33	295	311
[8]	Honeywell International Inc.	4.125%	11/2/34	819	921
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.700%	3/15/37	430	476
	Hormel Foods Corp.	1.700%	6/3/28	50	45
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	209
	HP Inc.	2.650%	6/17/31	86	70
	HSBC USA Inc.	5.625%	3/17/25	300	302
[5]	Imola Merger Corp.	4.750%	5/15/29	25	22
[5]	Ingevity Corp.	3.875%	11/1/28	15	13
	Intel Corp.	4.875%	2/10/26	290	294
	Intel Corp.	4.875%	2/10/28	250	254
	Intel Corp.	5.125%	2/10/30	160	164
	Intel Corp.	5.200%	2/10/33	100	102
	Intel Corp.	5.625%	2/10/43	80	82
	Intel Corp.	4.750%	3/25/50	228	207
	Intel Corp.	3.050%	8/12/51	200	136
	Intel Corp.	4.900%	8/5/52	200	185
	Intel Corp.	5.900%	2/10/63	60	62
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	70
	Intercontinental Exchange Inc.	5.200%	6/15/62	55	56
	International Business Machines Corp.	3.300%	5/15/26	160	155
	International Business Machines Corp.	4.150%	5/15/39	290	257
	International Paper Co.	4.800%	6/15/44	45	41
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	76
	Invesco Finance plc	5.375%	11/30/43	55	55
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	51
	ITC Holdings Corp.	3.350%	11/15/27	320	304
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	133
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	112
[5]	JBS USA LUX SA	5.750%	4/1/33	567	544
[4]	John Deere Capital Corp.	4.800%	1/9/26	480	487
[4]	John Deere Capital Corp.	4.850%	10/11/29	300	312
	Johnson & Johnson	2.450%	9/1/60	100	66
	JPMorgan Chase & Co.	4.080%	4/26/26	200	196
	JPMorgan Chase & Co.	1.578%	4/22/27	500	453
	JPMorgan Chase & Co.	4.323%	4/26/28	270	265
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	50	47
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	212	203
	JPMorgan Chase & Co.	1.953%	2/4/32	250	202
	JPMorgan Chase & Co.	2.580%	4/22/32	135	113
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	6.400%	5/15/38	150	171
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	55
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	183
	JPMorgan Chase & Co.	5.600%	7/15/41	81	85
	JPMorgan Chase & Co.	2.525%	11/19/41	190	133
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	70	59
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	50
	JPMorgan Chase & Co.	3.328%	4/22/52	290	216
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	16
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	330
[5]	Kenvue Inc.	5.100%	3/22/43	95	99
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	297
[4]	KeyBank NA	4.150%	8/8/25	250	239
	KeyBank NA	5.000%	1/26/33	140	130
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty OP LLC	4.250%	4/1/45	75	59
	Kimco Realty OP LLC	3.700%	10/1/49	70	51
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	395
	Kinder Morgan Inc.	4.800%	2/1/33	70	68
	KLA Corp.	5.000%	3/15/49	116	114
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	231
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	76
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	225	190
	Kroger Co.	3.875%	10/15/46	125	99
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	210	208
	L3Harris Technologies Inc.	5.054%	4/27/45	30	29
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	16
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	16	16
	Leidos Inc.	5.750%	3/15/33	103	105
[5]	Level 3 Financing Inc.	4.625%	9/15/27	22	14
[5]	Level 3 Financing Inc.	3.625%	1/15/29	10	6
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	4
	Life Storage LP	2.400%	10/15/31	80	65
[5]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	45
[5]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	664
	Lockheed Martin Corp.	4.700%	5/15/46	70	69
	Lockheed Martin Corp.	4.300%	6/15/62	295	266
	Lowe's Cos. Inc.	3.100%	5/3/27	433	413
	Lowe's Cos. Inc.	1.300%	4/15/28	100	87
	Lowe's Cos. Inc.	1.700%	9/15/28	90	79
	Lowe's Cos. Inc.	4.450%	4/1/62	190	156
[5]	Lumen Technologies Inc.	4.000%	2/15/27	5	3
	LYB International Finance III LLC	3.375%	10/1/40	50	37
	M&T Bank Corp.	5.053%	1/27/34	190	178
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	270	261
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	270	256
[5]	Mars Inc.	4.650%	4/20/31	130	131
[5]	Mars Inc.	4.750%	4/20/33	510	516
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	140	150
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	103
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	126
[8]	Mastercard Inc.	1.000%	2/22/29	989	958
[5]	Mattel Inc.	3.375%	4/1/26	10	9
[5]	Mattel Inc.	5.875%	12/15/27	10	10
[5]	Mattel Inc.	3.750%	4/1/29	5	5
[5]	McAfee Corp.	7.375%	2/15/30	25	21
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	5.250%	10/1/29	5	4
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	39
	Merck & Co. Inc.	2.150%	12/10/31	330	282
	Merck & Co. Inc.	4.000%	3/7/49	50	45
[5]	Meritage Homes Corp.	3.875%	4/15/29	25	23
	Meta Platforms Inc.	3.850%	8/15/32	140	132
	MetLife Inc.	4.125%	8/13/42	60	52
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	4.875%	11/13/43	60	56
	MetLife Inc.	5.250%	1/15/54	60	59
[4,8]	Metropolitan Life Global Funding I	3.750%	12/5/30	1,400	1,527
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	14
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	397	397
	Mondelez International Inc.	1.500%	2/4/31	200	159
[4]	Morgan Stanley	4.000%	7/23/25	200	197
	Morgan Stanley	4.679%	7/17/26	100	99
	Morgan Stanley	3.950%	4/23/27	270	260
	Morgan Stanley	1.593%	5/4/27	195	175
	Morgan Stanley	2.475%	1/21/28	200	183
[4]	Morgan Stanley	3.591%	7/22/28	275	260
	Morgan Stanley	5.123%	2/1/29	270	271
[8]	Morgan Stanley	4.656%	3/2/29	800	896
	Morgan Stanley	5.164%	4/20/29	500	504
[8]	Morgan Stanley	0.495%	10/26/29	500	450
[4]	Morgan Stanley	2.699%	1/22/31	635	549
[8]	Morgan Stanley	2.950%	5/7/32	400	399
[4,8]	Morgan Stanley	5.148%	1/25/34	500	577
	Morgan Stanley	5.250%	4/21/34	235	237
	Morgan Stanley	5.948%	1/19/38	270	271
[4]	Morgan Stanley	3.971%	7/22/38	90	79
[4]	Morgan Stanley	4.457%	4/22/39	165	152
	Morgan Stanley	3.217%	4/22/42	135	105
	Morgan Stanley	4.300%	1/27/45	30	27
[4]	Morgan Stanley	2.802%	1/25/52	90	60
	Mosaic Co.	4.875%	11/15/41	30	27
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	157
	MPLX LP	1.750%	3/1/26	150	138
	MPLX LP	4.500%	4/15/38	240	215
	MPLX LP	5.650%	3/1/53	100	96
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
	Nasdaq Inc.	2.500%	12/21/40	100	67
	Nasdaq Inc.	3.950%	3/7/52	30	24
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	110	119
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	49
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	97
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	9
[5]	Nestle Holdings Inc.	1.000%	9/15/27	325	285
[4,9]	Nestle Holdings Inc.	1.375%	6/23/33	500	466
[5]	Nestle Holdings Inc.	4.000%	9/24/48	150	135
[5]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	355	358
	Netflix Inc.	5.875%	11/15/28	305	322
[8]	Netflix Inc.	4.625%	5/15/29	1,200	1,351
	Netflix Inc.	6.375%	5/15/29	110	119
[5]	New York Life Global Funding	4.850%	1/9/28	150	152
	Newell Brands Inc.	6.375%	9/15/27	2	2
	Newell Brands Inc.	6.625%	9/15/29	22	22
	Newmont Corp.	2.800%	10/1/29	130	116
	Newmont Corp.	2.250%	10/1/30	100	84
[5]	News Corp.	3.875%	5/15/29	33	29
[5]	Nexstar Media Inc.	5.625%	7/15/27	15	14
[5]	Nexstar Media Inc.	4.750%	11/1/28	22	19
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	5	5
	NiSource Inc.	5.250%	3/30/28	100	102
	NiSource Inc.	3.950%	3/30/48	50	41
	Norfolk Southern Corp.	3.050%	5/15/50	120	83
	Northern States Power Co.	6.250%	6/1/36	144	161
	Northrop Grumman Corp.	3.200%	2/1/27	170	163
	Northrop Grumman Corp.	4.700%	3/15/33	150	151
	Northrop Grumman Corp.	5.250%	5/1/50	125	129
	Northrop Grumman Corp.	4.950%	3/15/53	120	119
[5]	Novelis Corp.	4.750%	1/30/30	11	10
[5]	Novelis Corp.	3.875%	8/15/31	16	13
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	62
	Nucor Corp.	3.850%	4/1/52	50	41
	NuStar Logistics LP	6.375%	10/1/30	20	19
	NVIDIA Corp.	3.500%	4/1/40	100	86
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	8.500%	7/15/27	13	14
	Occidental Petroleum Corp.	6.375%	9/1/28	76	79
	Occidental Petroleum Corp.	6.625%	9/1/30	56	60
	Occidental Petroleum Corp.	6.125%	1/1/31	34	36
	Occidental Petroleum Corp.	7.500%	5/1/31	44	49
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	340	355
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	3
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	147
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	128
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Inc.	4.000%	7/13/27	100	96
	ONEOK Inc.	4.950%	7/13/47	50	42
	ONEOK Partners LP	6.125%	2/1/41	135	134
	Oracle Corp.	2.500%	4/1/25	520	496
	Oracle Corp.	5.800%	11/10/25	150	154
	Oracle Corp.	2.300%	3/25/28	189	169
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	270	233
	Oracle Corp.	3.850%	7/15/36	250	214
	Oracle Corp.	3.600%	4/1/40	430	334
	Oracle Corp.	3.650%	3/25/41	150	116
	Oracle Corp.	6.900%	11/9/52	50	56
[5]	Organon & Co.	4.125%	4/30/28	25	23
[5]	Owens & Minor Inc.	6.625%	4/1/30	2	2
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	189
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	89
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	113
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	132
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	81
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	65
	PacifiCorp	6.250%	10/15/37	160	180
	PacifiCorp	4.100%	2/1/42	65	57
	PacifiCorp	4.150%	2/15/50	110	94
	PacifiCorp	5.350%	12/1/53	285	296
	Packaging Corp. of America	3.400%	12/15/27	10	10
	Packaging Corp. of America	4.050%	12/15/49	50	41
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.750%	5/15/25	158	156
	Paramount Global	6.875%	4/30/36	136	139
	Paramount Global	4.375%	3/15/43	60	43
	Parker-Hannifin Corp.	3.650%	6/15/24	260	256
	Parker-Hannifin Corp.	3.250%	6/14/29	300	280
	PayPal Holdings Inc.	3.900%	6/1/27	50	49
	PECO Energy Co.	4.150%	10/1/44	130	114
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	60	60
	PepsiCo Inc.	2.625%	7/29/29	305	280
	PepsiCo Inc.	2.750%	3/19/30	25	23
	PepsiCo Inc.	3.900%	7/18/32	20	20
	PepsiCo Inc.	4.200%	7/18/52	25	24
[5]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	24
	Pfizer Inc.	2.625%	4/1/30	40	36
	Pfizer Inc.	1.750%	8/18/31	30	25
	Pfizer Inc.	2.550%	5/28/40	225	170
	Philip Morris International Inc.	5.125%	11/15/24	365	367
	Philip Morris International Inc.	5.000%	11/17/25	230	232
	Philip Morris International Inc.	5.125%	11/17/27	185	189
	Philip Morris International Inc.	5.625%	11/17/29	190	198
	Philip Morris International Inc.	5.125%	2/15/30	115	116
	Philip Morris International Inc.	5.750%	11/17/32	140	147
[8]	Philip Morris International Inc.	1.450%	8/1/39	800	513
	Philip Morris International Inc.	4.250%	11/10/44	165	138
	Phillips 66	3.900%	3/15/28	34	33
	Phillips 66	4.650%	11/15/34	40	39
[5]	Phillips 66 Co.	3.150%	12/15/29	177	160
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	125
	Plains All American Pipeline LP	4.900%	2/15/45	30	24
	PNC Financial Services Group Inc.	4.758%	1/26/27	500	495
	PNC Financial Services Group Inc.	5.068%	1/24/34	135	133
	Principal Financial Group Inc.	5.500%	3/15/53	219	212
[8,11]	Procter & Gamble Co.	3.250%	8/2/31	1,290	1,427
	Procter & Gamble Co.	4.050%	1/26/33	200	202
	Progressive Corp.	2.500%	3/15/27	100	94
[4,8]	Prologis Euro Finance LLC	1.000%	2/8/29	600	551
[4,8]	Prologis Euro Finance LLC	3.875%	1/31/30	196	211
	Prologis LP	1.750%	2/1/31	157	127
	Prologis LP	4.625%	1/15/33	158	157
	Prologis LP	5.250%	6/15/53	230	230
	Prudential Financial Inc.	3.935%	12/7/49	260	210
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	56
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	54
[4]	Public Service Co. of Colorado	6.250%	9/1/37	60	68
	Public Service Co. of New Hampshire	5.150%	1/15/53	90	93
	Public Service Co. of Oklahoma	5.250%	1/15/33	400	411
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	38	37
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	81
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	165
	Public Storage	1.950%	11/9/28	200	176
	Raytheon Technologies Corp.	5.000%	2/27/26	130	132
	Raytheon Technologies Corp.	5.400%	5/1/35	250	262
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.625%	11/16/48	160	152
	Raytheon Technologies Corp.	5.375%	2/27/53	140	147
	Realty Income Corp.	2.200%	6/15/28	160	142
	Realty Income Corp.	4.850%	3/15/30	165	165
[5]	Regal Rexnord Corp.	6.050%	4/15/28	60	61
[5]	Regal Rexnord Corp.	6.400%	4/15/33	70	71
	Republic Services Inc.	1.750%	2/15/32	58	47
	Republic Services Inc.	5.000%	4/1/34	90	92
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	183
	Rockwell Automation Inc.	2.800%	8/15/61	230	150
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	4	4
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	111
	S&P Global Inc.	3.700%	3/1/52	45	38
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	112
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	107
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	242
[5]	Sabre GLBL Inc.	7.375%	9/1/25	11	10
	Santander Holdings USA Inc.	6.499%	3/9/29	380	382
	SBA Communications Corp.	3.125%	2/1/29	32	27
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	5	3
[5]	Scripps Escrow Inc.	5.875%	7/15/27	15	11
	Sempra Energy	3.700%	4/1/29	175	165
	Sherwin-Williams Co.	4.500%	6/1/47	80	71
	Simon Property Group LP	3.500%	9/1/25	270	261
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
	Skyworks Solutions Inc.	1.800%	6/1/26	60	54
	Southern California Edison Co.	5.300%	3/1/28	110	113
[4]	Southern California Edison Co.	4.200%	3/1/29	100	98
	Southern California Edison Co.	4.500%	9/1/40	50	45
[4]	Southern California Edison Co.	3.900%	3/15/43	50	41
	Southern California Edison Co.	4.000%	4/1/47	50	41
	Southern California Edison Co.	3.450%	2/1/52	50	37
[4]	Southern California Gas Co.	2.550%	2/1/30	330	290
	Southern California Gas Co.	3.750%	9/15/42	50	42
	Southern Co.	4.475%	8/1/24	520	514
	Southern Co.	5.150%	10/6/25	130	131
[4]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	5.700%	10/15/32	100	106
	Southern Co.	4.400%	7/1/46	30	26
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	81
	Southwest Airlines Co.	2.625%	2/10/30	250	215
[5]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
	Spirit AeroSystems Inc.	4.600%	6/15/28	5	4
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	11	12
	Sprint LLC	7.125%	6/15/24	50	51
	Sprint LLC	7.625%	3/1/26	40	42
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	38
	Starbucks Corp.	3.500%	11/15/50	125	96
	State Street Corp.	4.857%	1/26/26	70	70
	State Street Corp.	5.820%	11/4/28	200	209
	State Street Corp.	4.821%	1/26/34	120	120
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	2.400%	6/15/25	35	33
	Steel Dynamics Inc.	3.450%	4/15/30	100	91
	Sun Communities Operating LP	2.300%	11/1/28	200	171
	Synovus Bank	5.625%	2/15/28	250	235
	Tampa Electric Co.	3.875%	7/12/24	70	69
[5]	Tap Rock Resources LLC	7.000%	10/1/26	20	19
	Targa Resources Partners LP	6.500%	7/15/27	50	51
	Targa Resources Partners LP	5.000%	1/15/28	50	49
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	47
	Target Corp.	4.400%	1/15/33	50	50
	Target Corp.	4.800%	1/15/53	60	59
	Teledyne Technologies Inc.	2.750%	4/1/31	70	59
	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
	Tenet Healthcare Corp.	4.875%	1/1/26	40	39
	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Texas Instruments Inc.	4.600%	2/15/28	210	215
[8]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	500	349
[8]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	1,420	1,556
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	44
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	84
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	220	229
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	130
	Time Warner Cable LLC	5.875%	11/15/40	323	287
	Time Warner Cable LLC	4.500%	9/15/42	55	42
	T-Mobile USA Inc.	2.625%	2/15/29	290	256
	T-Mobile USA Inc.	3.375%	4/15/29	245	225
	T-Mobile USA Inc.	3.875%	4/15/30	170	160
	T-Mobile USA Inc.	2.875%	2/15/31	75	65
	T-Mobile USA Inc.	5.050%	7/15/33	250	252
	T-Mobile USA Inc.	3.600%	11/15/60	255	182
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	59
[5]	TopBuild Corp.	3.625%	3/15/29	5	4
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	248
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	300	287
[4,8]	Toyota Motor Credit Corp.	0.125%	11/5/27	786	747
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	82
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	35
[5]	TransDigm Inc.	6.250%	3/15/26	49	49
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	Transocean Inc.	8.750%	2/15/30	10	10
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	213
	Trimble Inc.	6.100%	3/15/33	140	144
[4]	Truist Financial Corp.	4.873%	1/26/29	215	210
[4]	Truist Financial Corp.	5.122%	1/26/34	160	155
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	160
	Tyco Electronics Group SA	2.500%	2/4/32	150	130
[4]	UDR Inc.	2.950%	9/1/26	15	14
	Union Electric Co.	4.000%	4/1/48	65	55
	Union Electric Co.	3.250%	10/1/49	75	55
	Union Electric Co.	3.900%	4/1/52	150	127
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.950%	9/10/28	150	149
	Union Pacific Corp.	3.250%	2/5/50	270	206
	Union Pacific Corp.	3.839%	3/20/60	35	28
	Union Pacific Corp.	3.850%	2/14/72	185	146
[5]	United Airlines Inc.	4.375%	4/15/26	42	40
[5]	United Airlines Inc.	4.625%	4/15/29	35	32
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	43	43
[5]	United Natural Foods Inc.	6.750%	10/15/28	4	4
	United Parcel Service Inc.	6.200%	1/15/38	260	298
	United Parcel Service Inc.	5.300%	4/1/50	60	64
	UnitedHealth Group Inc.	5.250%	2/15/28	205	214
	UnitedHealth Group Inc.	5.350%	2/15/33	360	384
	UnitedHealth Group Inc.	2.750%	5/15/40	100	76
	UnitedHealth Group Inc.	4.375%	3/15/42	215	201
	UnitedHealth Group Inc.	3.250%	5/15/51	100	76
	UnitedHealth Group Inc.	6.050%	2/15/63	200	230
[5]	Univision Communications Inc.	7.375%	6/30/30	15	14
	US Bancorp	5.727%	10/21/26	245	246
[4]	US Bancorp	4.548%	7/22/28	500	485
	US Bancorp	4.653%	2/1/29	150	146
	US Bancorp	5.850%	10/21/33	200	206
[5]	Vail Resorts Inc.	6.250%	5/15/25	66	66
	Valero Energy Corp.	4.350%	6/1/28	48	47
	Valero Energy Corp.	3.650%	12/1/51	100	71
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	98
	Verizon Communications Inc.	2.100%	3/22/28	590	527
[8]	Verizon Communications Inc.	0.375%	3/22/29	700	637
	Verizon Communications Inc.	1.500%	9/18/30	285	230
[8]	Verizon Communications Inc.	4.250%	10/31/30	234	264
	Verizon Communications Inc.	4.400%	11/1/34	140	133
	Verizon Communications Inc.	5.250%	3/16/37	170	173
[4,8]	Verizon Communications Inc.	2.875%	1/15/38	300	283
	Verizon Communications Inc.	4.812%	3/15/39	110	105
	Verizon Communications Inc.	2.650%	11/20/40	75	53
	Verizon Communications Inc.	3.850%	11/1/42	30	25
	Verizon Communications Inc.	4.862%	8/21/46	90	85
	Verizon Communications Inc.	3.875%	3/1/52	130	104
	Verizon Communications Inc.	3.000%	11/20/60	50	32
	Verizon Communications Inc.	3.700%	3/22/61	65	48
[5]	VICI Properties LP	5.625%	5/1/24	8	8
[5]	VICI Properties LP	4.625%	6/15/25	35	34
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	533	504
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	228	222
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	59
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	50	43
	Virginia Electric & Power Co.	5.450%	4/1/53	100	102
[8]	Visa Inc.	1.500%	6/15/26	2,956	3,081
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	20
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	162
	VMware Inc.	4.700%	5/15/30	130	126
	Walmart Inc.	3.950%	6/28/38	415	398
	Walt Disney Co.	6.650%	11/15/37	70	83
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.500%	5/13/40	125	106
	Walt Disney Co.	2.750%	9/1/49	45	31
	Walt Disney Co.	3.600%	1/13/51	45	36
[5]	Warnermedia Holdings Inc.	3.428%	3/15/24	80	78
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	144	119
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	90	72
[5]	Warnermedia Holdings Inc.	5.391%	3/15/62	165	132
	WEC Energy Group Inc.	5.000%	9/27/25	405	407
	WEC Energy Group Inc.	4.750%	1/9/26	400	401
	WEC Energy Group Inc.	4.750%	1/15/28	300	302
[4]	Wells Fargo & Co.	2.164%	2/11/26	200	189
[4]	Wells Fargo & Co.	2.188%	4/30/26	475	448
[4]	Wells Fargo & Co.	3.196%	6/17/27	50	47
[4]	Wells Fargo & Co.	3.526%	3/24/28	260	246
[4,9]	Wells Fargo & Co.	3.473%	4/26/28	800	924
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	225
[4]	Wells Fargo & Co.	4.808%	7/25/28	140	139
[4]	Wells Fargo & Co.	2.879%	10/30/30	270	236
[4]	Wells Fargo & Co.	4.897%	7/25/33	375	367
	Wells Fargo & Co.	5.389%	4/24/34	250	254
[9]	Wells Fargo & Co.	4.625%	11/2/35	400	474
[4,9]	Wells Fargo & Co.	4.875%	11/29/35	300	339
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	240
	Wells Fargo & Co.	5.375%	11/2/43	90	86
[4]	Wells Fargo & Co.	4.650%	11/4/44	75	66
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	50
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	76
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	45
	Welltower OP LLC	4.250%	4/1/26	50	49
	Western Midstream Operating LP	4.500%	3/1/28	49	47
	Western Midstream Operating LP	4.750%	8/15/28	104	100
	Westlake Corp.	3.125%	8/15/51	90	58
	Weyerhaeuser Co.	4.000%	11/15/29	91	86
	Williams Cos. Inc.	4.650%	8/15/32	80	78
	Williams Cos. Inc.	6.300%	4/15/40	65	69
	Willis North America Inc.	4.500%	9/15/28	75	73
	Willis North America Inc.	2.950%	9/15/29	85	75
	Willis North America Inc.	3.875%	9/15/49	70	52
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	53
	Workday Inc.	3.700%	4/1/29	140	132
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
	Xcel Energy Inc.	3.500%	12/1/49	320	246
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	20
	Zoetis Inc.	5.400%	11/14/25	230	235
	Zoetis Inc.	4.700%	2/1/43	129	121
	Zoetis Inc.	3.950%	9/12/47	70	59
					143,311
Total Corporate Bonds (Cost $232,775)					223,684
Floating Rate Loan Interests (0.1%)
Ireland (0.1%)
[7]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	7.159%	11/5/28	85	85
27

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	10.000%	4/20/28	5	5
[7]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.250%	9.148%	7/6/29	10	10
[7]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	10.025%	8/2/27	9	9
[7]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.998%	7/21/28	20	19
[7]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	8.998%	7/21/28	2	2
[7]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.653%	3/1/29	10	9
[7]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	8.275%	10/23/28	15	14
[7]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.332%	3/22/29	5	5
[7]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.332%	3/22/29	7	8
					81
Total Floating Rate Loan Interests (Cost $166)					166
Sovereign Bonds (16.7%)
Belgium (0.2%)
[4,8]	Belfius Bank SA	5.250%	4/19/33	500	540
Bermuda (0.2%)
[4]	Bermuda	5.000%	7/15/32	500	503
Canada (1.1%)
[12]	Canadian Government Bond	3.000%	11/1/24	1,400	1,020
[12]	Canadian Government Bond	4.000%	6/1/41	885	743
[12]	Canadian Government Bond	2.750%	12/1/48	300	213
[12]	Canadian Government Bond	1.750%	12/1/53	150	84
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	754
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	328
					3,142
Chile (0.1%)
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	237
Cyprus (0.4%)
[4,8]	Republic of Cyprus	4.125%	4/13/33	1,183	1,318
Dominican Republic (0.4%)
[4]	Dominican Republic	4.500%	1/30/30	210	186
[4,5]	Dominican Republic	7.050%	2/3/31	870	885
					1,071
El Salvador (0.0%)
[4]	Republic of El Salvador	9.500%	7/15/52	200	110
Germany (1.0%)
[8,13]	KFW	0.625%	1/7/28	2,900	2,888
Hungary (0.3%)
[4,5,11]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	400	402
[8]	Republic of Hungary	1.625%	4/28/32	700	577
					979
28

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indonesia (0.2%)
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	307
[4]	Republic of Indonesia	4.300%	3/31/52	300	264
					571
Israel (0.4%)
	State of Israel	4.500%	1/17/33	1,185	1,189
Japan (1.4%)
[14]	Japan Bank for International Cooperation	4.250%	4/27/26	4,090	4,104
Mexico (2.1%)
[4]	Comision Federal de Electricidad	4.688%	5/15/29	200	181
	Petroleos Mexicanos	6.375%	1/23/45	202	121
	Petroleos Mexicanos	6.750%	9/21/47	1,452	895
[4]	United Mexican States	5.400%	2/9/28	1,316	1,359
[4]	United Mexican States	2.659%	5/24/31	400	338
[4,15]	United Mexican States	7.750%	5/29/31	25,000	1,305
[4]	United Mexican States	6.350%	2/9/35	440	472
[4,15]	United Mexican States	10.000%	11/20/36	12,000	726
[4]	United Mexican States	6.338%	5/4/53	625	644
					6,041
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.747%	1/21/31	380	302
Panama (0.1%)
[4]	Republic of Panama	3.870%	7/23/60	500	335
Peru (0.3%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	650	412
[4]	Republic of Peru	2.783%	1/23/31	615	533
					945
Philippines (0.2%)
[8]	Republic of the Philippines	1.750%	4/28/41	786	559
Poland (0.4%)
[4]	Republic of Poland	5.750%	11/16/32	86	93
[4,8]	Republic of Poland	4.250%	2/14/43	900	960
[4]	Republic of Poland	5.500%	4/4/53	146	152
					1,205
Romania (0.5%)
[4,8]	Republic of Romania	2.125%	3/7/28	764	721
[4,8]	Republic of Romania	1.750%	7/13/30	1,080	885
					1,606
Saudi Arabia (1.7%)
[4,5]	Kingdom of Saudi Arabia	4.750%	1/18/28	3,168	3,228
[4,5]	Kingdom of Saudi Arabia	5.500%	10/25/32	353	383
[4]	Kingdom of Saudi Arabia	4.625%	10/4/47	500	455
[4,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	740	701
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	230	218
					4,985
Serbia (0.3%)
[4,8]	Republic of Serbia	3.125%	5/15/27	611	606
[4,5]	Republic of Serbia	6.500%	9/26/33	250	254
[4,8]	Republic of Serbia	2.050%	9/23/36	200	133
					993
29

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Africa (0.1%)
[4]	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	198
South Korea (0.3%)
[4,5]	Korea Electric Power Corp.	5.375%	4/6/26	930	944
Supranational (4.0%)
[4,8]	European Union	2.000%	10/4/27	8,250	8,755
[4,8]	European Union	2.625%	2/4/48	1,816	1,762
[4,8]	European Union	0.300%	11/4/50	1,484	765
[4,8]	European Union	3.000%	3/4/53	315	322
					11,604
United Arab Emirates (0.2%)
[4,5]	Finance Department Government of Sharjah	6.500%	11/23/32	470	488
United Kingdom (0.7%)
[9]	United Kingdom	2.750%	9/7/24	915	1,129
[9]	United Kingdom	0.500%	1/31/29	600	630
[9]	United Kingdom	1.500%	7/22/47	145	110
[9]	United Kingdom	3.500%	7/22/68	90	103
					1,972
Total Sovereign Bonds (Cost $49,412)					48,829
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $318)	5.871%	11/15/39	300	304
30

Global Credit Bond Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[16]	Vanguard Market Liquidity Fund (Cost $12,766)	4.853%	127,663	12,765
Total Investments (100.3%) (Cost $302,156)				292,479
Other Assets and Liabilities—Net (-0.3%)				(933)
Net Assets (100%)				291,546
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $320,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $760,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $913,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $24,505,000, representing 8.4% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2023.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Federal Republic of Germany.
14	Guaranteed by the Government of Japan.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.
31

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	55	11,339	(5)
5-Year Government of Canada Bond	June 2023	36	3,026	39
10-Year Government of Canada Bond	June 2023	17	1,582	36
10-Year U.S. Treasury Note	June 2023	82	9,447	18
Euro-Schatz	June 2023	83	9,665	(13)
Ultra Long U.S. Treasury Bond	June 2023	23	3,252	15
				90

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(24)	(2,634)	(7)
10-Year Japanese Government Bond	June 2023	(3)	(3,272)	(37)
AUD 10-Year Treasury Bond	June 2023	(4)	(324)	(7)
Euro-Bobl	June 2023	(63)	(8,189)	(3)
Euro-BTP	June 2023	(10)	(1,266)	(1)
Euro-Bund	June 2023	(11)	(1,643)	(14)
Euro-Buxl	June 2023	(8)	(1,230)	(25)
Long Gilt	June 2023	(7)	(893)	20
Long U.S. Treasury Bond	June 2023	(15)	(1,975)	(9)
Mini 10-Year Japanese Government Bond	June 2023	(18)	(1,966)	(8)
Ultra 10-Year U.S. Treasury Note	June 2023	(4)	(486)	(2)
				(93)
				(3)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/2/23	AUD	8,669	USD	5,725	11	—
UBS AG	5/2/23	AUD	542	USD	368	—	(9)
Standard Chartered Bank	5/2/23	AUD	32	USD	21	—	—
Morgan Stanley Capital Services LLC	5/2/23	CAD	2,617	USD	1,920	11	—
Toronto-Dominion Bank	5/2/23	CAD	1,679	USD	1,232	8	—
Toronto-Dominion Bank	5/2/23	CAD	57	USD	42	—	—
UBS AG	5/2/23	CAD	40	USD	30	—	—
32

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	5/2/23	CAD	11	USD	8	—	—
State Street Bank & Trust Co.	5/3/23	CHF	260	USD	290	1	—
State Street Bank & Trust Co.	5/3/23	EUR	64,682	USD	71,111	166	—
Toronto-Dominion Bank	5/3/23	EUR	3,096	USD	3,424	—	(13)
Bank of America, N.A.	5/3/23	EUR	2,021	USD	2,222	5	—
Standard Chartered Bank	5/3/23	EUR	1,562	USD	1,723	—	(2)
JPMorgan Chase Bank, N.A.	6/2/23	EUR	1,179	USD	1,300	1	—
Standard Chartered Bank	5/3/23	EUR	1,094	USD	1,201	5	—
JPMorgan Chase Bank, N.A.	5/3/23	EUR	820	USD	899	4	—
UBS AG	5/3/23	EUR	664	USD	728	4	—
Toronto-Dominion Bank	6/21/23	EUR	676	USD	725	22	—
Toronto-Dominion Bank	5/2/23	EUR	658	USD	724	1	—
Citibank, N.A.	5/3/23	EUR	42	USD	46	—	—
HSBC Bank plc	5/3/23	GBP	16,979	USD	21,132	207	—
JPMorgan Chase Bank, N.A.	5/3/23	GBP	1,030	USD	1,271	22	—
Toronto-Dominion Bank	5/3/23	GBP	643	USD	801	8	—
Bank of America, N.A.	5/3/23	GBP	332	USD	412	6	—
Morgan Stanley Capital Services LLC	6/2/23	GBP	49	USD	61	1	—
Morgan Stanley Capital Services LLC	5/3/23	GBP	27	USD	34	—	—
Toronto-Dominion Bank	5/2/23	JPY	5,658	USD	43	—	(1)
Morgan Stanley Capital Services LLC	5/2/23	JPY	2,151	USD	16	—	—
Standard Chartered Bank	6/2/23	JPY	1,087	USD	8	—	—
Goldman Sachs Bank USA	5/3/23	MXN	38,259	USD	2,111	16	—
Standard Chartered Bank	5/2/23	USD	6,204	AUD	9,242	88	—
State Street Bank & Trust Co.	6/2/23	USD	5,732	AUD	8,669	—	(12)
Toronto-Dominion Bank	6/21/23	NOK	7,504	CAD	980	—	(18)
Morgan Stanley Capital Services LLC	5/2/23	USD	3,235	CAD	4,377	5	—
Morgan Stanley Capital Services LLC	6/2/23	USD	1,954	CAD	2,663	—	(11)
Toronto-Dominion Bank	5/2/23	USD	20	CAD	27	—	—
State Street Bank & Trust Co.	6/2/23	USD	291	CHF	260	—	(1)
33

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/3/23	USD	285	CHF	260	—	(6)
BNP Paribas	5/3/23	USD	73,669	EUR	67,358	—	(558)
State Street Bank & Trust Co.	6/2/23	USD	71,232	EUR	64,682	—	(180)
Toronto-Dominion Bank	6/21/23	SEK	7,476	EUR	667	—	(6)
State Street Bank & Trust Co.	5/3/23	USD	2,958	EUR	2,714	—	(33)
UBS AG	6/2/23	USD	2,249	EUR	2,034	3	—
UBS AG	5/3/23	USD	2,035	EUR	1,854	—	(9)
Standard Chartered Bank	5/3/23	USD	1,766	EUR	1,600	3	—
Bank of America, N.A.	6/21/23	USD	825	EUR	756	—	(11)
Toronto-Dominion Bank	6/2/23	USD	726	EUR	658	—	(1)
UBS AG	5/2/23	USD	719	EUR	658	—	(7)
Toronto-Dominion Bank	6/21/23	USD	718	EUR	676	—	(29)
Toronto-Dominion Bank	5/3/23	USD	340	EUR	312	—	(3)
Standard Chartered Bank	5/3/23	USD	157	EUR	143	—	(1)
Morgan Stanley Capital Services LLC	5/3/23	USD	22,658	GBP	18,291	—	(331)
HSBC Bank plc	6/2/23	USD	21,092	GBP	16,935	—	(208)
State Street Bank & Trust Co.	5/3/23	USD	527	GBP	423	—	(5)
Standard Chartered Bank	5/3/23	USD	368	GBP	297	—	(5)
State Street Bank & Trust Co.	5/2/23	USD	37	JPY	4,828	1	—
Morgan Stanley Capital Services LLC	5/2/23	USD	13	JPY	1,680	—	—
Barclays Bank plc	6/2/23	USD	12	JPY	1,708	—	—
Standard Chartered Bank	5/2/23	USD	8	JPY	1,087	—	—
HSBC Bank plc	5/2/23	USD	2	JPY	214	—	—
34

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/3/23	USD	2,099	MXN	38,259	—	(29)
Goldman Sachs Bank USA	6/2/23	USD	2,098	MXN	38,259	—	(15)
						599	(1,504)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/20/28	USD	3,727	1.000	46	9
iTraxx Europe-S39-V1	6/20/28	EUR	6,500	1.000	65	36
						45

Credit Protection Purchased
CDX-NA-HY-S39-V2	12/20/27	USD	725	(5.000)	(18)	1
						46
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	640	1.000	2	2	—	—
AT&T Inc./Baa2	12/20/23	BARC	160	1.000	1	1	—	—
					3	3	—	—
35

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	51	49	2	—
					54	52	2	—
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $61,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350	4.179	(4.274)	(17)	(17)
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $289,390)	279,714
Affiliated Issuers (Cost $12,766)	12,765
Total Investments in Securities	292,479
Investment in Vanguard	10
Foreign Currency, at Value (Cost $764)	764
Receivables for Investment Securities Sold	990
Receivables for Accrued Income	3,082
Receivables for Capital Shares Issued	354
Swap Premiums Paid	52
Variation Margin Receivable—Futures Contracts	2
Variation Margin Receivable—Centrally Cleared Swap Contracts	4
Unrealized Appreciation—Forward Currency Contracts	599
Unrealized Appreciation—Over-the-Counter Swap Contracts	2
Total Assets	298,338
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	4,066
Payables for Capital Shares Redeemed	1,183
Payables to Vanguard	31
Unrealized Depreciation—Forward Currency Contracts	1,504
Total Liabilities	6,792
Net Assets	291,546
37

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	325,513
Total Distributable Earnings (Loss)	(33,967)
Net Assets	291,546

Investor Shares—Net Assets
Applicable to 4,259,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,965
Net Asset Value Per Share—Investor Shares	$9.38

Admiral Shares—Net Assets
Applicable to 13,406,682 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	251,581
Net Asset Value Per Share—Admiral Shares	$18.77
See accompanying Notes, which are an integral part of the Financial Statements.
38

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Interest[1]	5,770
Total Income	5,770
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13
Management and Administrative—Investor Shares	52
Management and Administrative—Admiral Shares	253
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	7
Custodian Fees	23
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	373
Expenses Paid Indirectly	(2)
Net Expenses	371
Net Investment Income	5,399
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,416)
Futures Contracts	(561)
Options Purchased	(72)
Options Written	4
Swap Contracts	205
Forward Currency Contracts	(9,533)
Foreign Currencies	10
Realized Net Gain (Loss)	(17,363)
39

Global Credit Bond Fund
Statement of Operations (continued)
Six Months Ended April 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	29,695
Futures Contracts	101
Options Purchased	54
Options Written	(4)
Swap Contracts	48
Forward Currency Contracts	872
Foreign Currencies	41
Change in Unrealized Appreciation (Depreciation)	30,807
Net Increase (Decrease) in Net Assets Resulting from Operations	18,843
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $95,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,399	5,719
Realized Net Gain (Loss)	(17,363)	(7,236)
Change in Unrealized Appreciation (Depreciation)	30,807	(42,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,843	(44,295)
Distributions
Investor Shares	(729)	(1,447)
Admiral Shares	(4,765)	(7,712)
Total Distributions	(5,494)	(9,159)
Capital Share Transactions
Investor Shares	2,173	(1,531)
Admiral Shares	12,126	39,841
Net Increase (Decrease) from Capital Share Transactions	14,299	38,310
Total Increase (Decrease)	27,648	(15,144)
Net Assets
Beginning of Period	263,898	279,042
End of Period	291,546	263,898
See accompanying Notes, which are an integral part of the Financial Statements.
41

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,			November 15, 2018[1] to October 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$8.93	$11.02	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.173	.214	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	.453	(1.956)	.059	.619	1.045
Total from Investment Operations	.626	(1.742)	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.176)	(.182)	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	—	(.166)	(.258)	(.342)	—
Total Distributions	(.176)	(.348)	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$9.38	$8.93	$11.02	$11.26	$11.09
Total Return[3]	7.04%	-16.15%	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$36	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%[4]	0.35%[4]	0.35%	0.35%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	3.74%	2.14%	1.59%	2.11%	2.78%[5]
Portfolio Turnover Rate	117%[6]	124%	128%[6]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Annualized.
6	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,			November 15, 2018[1] to October 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$17.87	$22.04	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.354	.449	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	.907	(3.901)	.117	1.228	2.101
Total from Investment Operations	1.261	(3.452)	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.361)	(.385)	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	—	(.333)	(.516)	(.684)	—
Total Distributions	(.361)	(.718)	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$18.77	$17.87	$22.04	$22.52	$22.19
Total Return[3]	7.09%	-16.02%	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$252	$228	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%[4]	0.25%[4]	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	3.84%	2.26%	1.69%	2.21%	2.88%[5]
Portfolio Turnover Rate	117%[6]	124%	128%[6]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Annualized.
6	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund
44

Global Credit Bond Fund
may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility
45

Global Credit Bond Fund
to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2023, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at April 30, 2023.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
46

Global Credit Bond Fund
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 10% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 114% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference
47

Global Credit Bond Fund
issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation
48

Global Credit Bond Fund
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 6% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	11	11	—	—	—	—
Barclays Bank plc	2	—	2	—	61	—
BNP Paribas	—	558	(558)	560	—	—
Goldman Sachs Bank USA	16	15	1	—	—	1
HSBC Bank plc	207	208	(1)	—	—	—
JPMorgan Chase Bank, N.A.	27	—	27	—	—	27
Morgan Stanley Capital Services LLC	17	342	(325)	25	—	—
Standard Chartered Bank	96	8	88	—	—	88
State Street Bank & Trust Co.	179	266	(87)	—	—	—
Toronto-Dominion Bank	39	71	(32)	72	—	—
UBS AG	7	25	(18)	103	—	—
Centrally Cleared Swap Contracts	4	—	4	320	—	—
Exchange-Traded Futures Contracts	2	—	2	913	—	—
Total	607	1,504	(897)	1,993	61	116
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
49

Global Credit Bond Fund
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
50

Global Credit Bond Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
51

Global Credit Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,086	—	6,086
Asset-Backed/Commercial Mortgage-Backed Securities	—	645	—	645
Corporate Bonds	—	223,684	—	223,684
Floating Rate Loan Interests	—	166	—	166
Sovereign Bonds	—	48,829	—	48,829
Taxable Municipal Bonds	—	304	—	304
Temporary Cash Investments	12,765	—	—	12,765
Total	12,765	279,714	—	292,479

Derivative Financial Instruments
Assets
Futures Contracts[1]	128	—	—	128
Forward Currency Contracts	—	599	—	599
Swap Contracts	46[1]	2	—	48
Total	174	601	—	775
Liabilities
Futures Contracts[1]	131	—	—	131
Forward Currency Contracts	—	1,504	—	1,504
Swap Contracts	17[1]	—	—	17
Total	148	1,504	—	1,652
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
52

Global Credit Bond Fund
E.  At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	52	52
Unrealized Appreciation—Futures Contracts[1]	128	—	—	128
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	46	46
Unrealized Appreciation—Forward Currency Contracts	—	599	—	599
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	2	2
Total Assets	128	599	100	827

Unrealized Depreciation—Futures Contracts[1]	131	—	—	131
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	17	—	—	17
Unrealized Depreciation—Forward Currency Contracts	—	1,504	—	1,504
Total Liabilities	148	1,504	—	1,652
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(561)	—	—	(561)
Options Purchased	(43)	—	(29)	(72)
Options Written	—	—	4	4
Swap Contracts	—	—	205	205
Forward Currency Contracts	—	(9,533)	—	(9,533)
Realized Net Gain (Loss) on Derivatives	(604)	(9,533)	180	(9,957)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	101	—	—	101
Options Purchased	43	—	11	54
Options Written	—	—	(4)	(4)
Swap Contracts	(36)	—	84	48
Forward Currency Contracts	—	872	—	872
Change in Unrealized Appreciation (Depreciation) on Derivatives	108	872	91	1,071
53

Global Credit Bond Fund
F.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	294,432
Gross Unrealized Appreciation	14,813
Gross Unrealized Depreciation	(17,591)
Net Unrealized Appreciation (Depreciation)	(2,778)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $16,566,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2023, the fund purchased $198,574,000 of investment securities and sold $172,257,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $129,691,000 and $166,231,000, respectively.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,866	737	14,508	1,413
Issued in Lieu of Cash Distributions	616	66	1,243	122
Redeemed	(5,309)	(572)	(17,282)	(1,699)
Net Increase (Decrease)—Investor Shares	2,173	231	(1,531)	(164)
Admiral Shares
Issued	52,195	2,813	125,480	6,506
Issued in Lieu of Cash Distributions	3,368	182	6,233	307
Redeemed	(43,437)	(2,343)	(91,872)	(4,622)
Net Increase (Decrease)—Admiral Shares	12,126	652	39,841	2,191
I.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
54

Global Credit Bond Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
55

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
56

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
57

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Credit Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20252 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.